    As filed with the Securities and Exchange Commission on April 30, 2003



                                                 Registration File No. 33-82570



================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM S-6
                            REGISTRATION STATEMENT
                                     UNDER

                          THE SECURITIES ACT OF 1933

                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------



                          PRE-EFFECTIVE AMENDMENT NO.                      [ ]




                        POST-EFFECTIVE AMENDMENT NO. 14                    [X]





                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)
                              MONY LIFE INSURANCE
                              COMPANY OF AMERICA
                              (Name of Depositor)

                               -----------------

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)


                            HAROULA K. BALLAS, Esq.


                              Counsel-Operations

                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)




   It is proposed that this filing will become effective (check appropriate box)



[_]immediately upon filing pursuant to paragraph (b) of Rule 485


[X]on May 1, 2003 pursuant to paragraph (b) of Rule 485


[_]60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_]on        pursuant to paragraph (a)(1) of Rule 485



   If appropriate, check the following box:


[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment



   TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Universal Life Insurance Policies.


================================================================================

                                  Prospectus


                               Dated May 1, 2003

                   Variable Universal Life Insurance Policy


MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this Prospectus. We do not currently offer this policy for sale of new purchasers. Among the policy's many terms are:


  Allocation of Premiums and Fund Values:

.. You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

  . You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

      . If you do, you can also tell us to place your premium payments and fund values into any or all of the 28 different subaccounts of MONY America Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.

  . You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 5% interest annually. We may pay more than 5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

  Death Benefit:

.. We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

  Living Benefits:

.. You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

  Charges and Fees:

.. The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.


..  It may not be advantageous to replace existing life insurance coverage.


                These are only some of the terms of the policy.
 Please read the prospectus carefully for more complete details of the policy.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                        MONY America Variable Account L
                    MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents


                                                                           Page
                                                                           ----
Summary of the Policy.....................................................   1
 Important Policy Terms...................................................   1
 Purpose of the Policy....................................................   1
 Policy Premium Payments and Values.......................................   2
 Charges and Deductions...................................................   3
 Fees and Expenses of the Funds...........................................   4
 The Death Benefit........................................................   5
 Premium Features.........................................................   6
 MONY America Variable Account L..........................................   7
 Allocation Options.......................................................   7
 Transfer of Fund Value...................................................   7
 Policy Loans.............................................................   7
 Full Surrender...........................................................   7
 Partial Surrender........................................................   7
 Preferred Partial Surrender..............................................   7
 Free Look Period.........................................................   8
 Grace Period and Lapse...................................................   8
 Tax Treatment of Increases in Fund Value.................................   8
 Tax Treatment of Death Benefit...........................................   8
 Riders...................................................................   8
 Contacting the Company...................................................   9
 State Variations.........................................................   9
 Replacement of Existing Coverage.........................................   9
Detailed Information about the Company and MONY America Variable Account L  10
 MONY Life Insurance Company of America...................................  10
 MONY America Variable Account L..........................................  10
The Funds.................................................................  11
 MONY Series Fund, Inc....................................................  11
 Enterprise Accumulation Trust............................................  12
 Dreyfus Stock Index Fund, Inc............................................  12
 The Dreyfus Socially Responsible Growth Fund, Inc........................  13
 Fidelity Variable Insurance Products (VIP) -- Service Class..............  13
 Janus Aspen Series.......................................................  13
 Purchase of Portfolio Shares by MONY America Variable Account L..........  13
Detailed Information About The Policy.....................................  14
 Application for a Policy.................................................  14
 Right to Examine a Policy -- Free Look Period............................  16
 Premiums.................................................................  16
 Choice of Guaranteed Death Benefit Riders................................  17
 Allocation of Net Premiums...............................................  19
 Death Benefits under the Policy..........................................  19
 Changes in Specified Amount..............................................  21
 Other Optional Insurance Benefits........................................  24
 Benefits at Maturity.....................................................  25
 Policy Values............................................................  25

                                                                  Page
                                                                  ----
  Determination of Fund Value....................................  25
  Calculating Unit Values for Each Subaccount....................  27
  Transfer of Fund Value.........................................  27
  Right to Exchange Policy.......................................  27
  Policy Loans...................................................  28
  Full Surrender.................................................  29
  Partial Surrender..............................................  29
  Preferred Partial Surrender....................................  30
  Grace Period and Lapse.........................................  30
Charges and Deductions...........................................  33
  Deductions from Premiums.......................................  34
  Daily Deduction from MONY America Variable Account L...........  34
  Deductions from Fund Value.....................................  35
  Fund Charge....................................................  36
  Transaction and Other Charges..................................  38
  Fees and Expenses of the Funds.................................  39
  Guarantee of Certain Charges...................................  39
Other Information................................................  40
  Federal Income Tax Considerations..............................  40
  Voting of Fund Shares..........................................  43
  Disregard of Voting Instructions...............................  43
  Report to Policy Owners........................................  44
  Substitution of Investments and Right to Change Operations.....  44
  Changes to Comply with Law.....................................  45
Performance Information..........................................  45
The Guaranteed Interest Account..................................  46
  General Description............................................  46
  Limitations on Amounts in the Guaranteed Interest Account......  46
  Death Benefit..................................................  46
  Policy Charges.................................................  47
  Transfers......................................................  47
  Surrenders and Policy Loans....................................  47
More About the Policy............................................  48
  Ownership......................................................  48
  Beneficiary....................................................  48
  Notification and Claims Procedures.............................  48
  Payments.......................................................  49
  Payment Plan/Settlement Provisions.............................  49
  Payment in Case of Suicide.....................................  49
  Assignment.....................................................  49
  Errors on the Application......................................  50
  Incontestability...............................................  50
  Policy Illustrations...........................................  50
  Distribution of the Policy.....................................  50
More About the Company...........................................  52
  Management.....................................................  52
  State Regulation...............................................  54
  Telephone Transfer Privileges..................................  54

                                                                  Page
                                                                  ----
  Legal Proceedings..............................................  55
  Legal Matters..................................................  55
  Registration Statement.........................................  55
  Independent Accountants........................................  55
  Financial Statements...........................................  56
Index to Financial Statements.................................... F-1
Appendix A....................................................... A-1
Appendix B....................................................... B-1
Appendix C....................................................... C-1
Appendix D....................................................... D-1

                             Summary of the Policy


   This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully.


Important Policy Terms

   We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

   Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

   Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 5%. The Loan Account is part of the Company's General Account.

   Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account, and any interest thereon to secure Outstanding Debt.

   Cash Value -- The Fund Value of the policy less any fund charge.

   Surrender Value -- The cash value less any outstanding debt reduced by any unearned loan interest.

   Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first two policy years. In certain cases, this also applies to the first two policy years following an increase in the Specified Amount.


   Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account.")


   Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

   Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Purpose of the Policy

   The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated of Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.

Policy Premium Payments and Values

   The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

   You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

   The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

   Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

   The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

   If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Fund Charges and minus the amount of debt outstanding from loans you have received plus any unearned interest on the outstanding debt is called the Cash Value of the policy.

   Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

   The policy remains in effect until the earliest of:

    . A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

    . Age 95.

    . Death of the insured.

    . Full surrender of the policy.

   Generally, the policy remains in effect only as long as the Cash Value less any Outstanding Debt is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid during those first two policy years will keep the policy and all rider coverages in effect for the first two policy years even if the Cash Value less any Outstanding Debt of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first two policy years, you must pay the Minimum Monthly Premium for two more years after the increase. A choice of two Guaranteed Death Benefit Riders is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders may remain in effect. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed below.

Charges and Deductions


   The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found in "Charges and Deductions." For information concerning compensation paid for the sale of the policy, see "Distribution of the Policy."



                                       Deductions from Premiums
------------------------------------------------------------------------------------------------------

Sales Charge -- Varies based on number of years    Premiums paid during first ten policy years -- 4%
the policy has been in effect. It is a% of Premium Premiums paid during policy years 11--20 -- 2%
paid.                                              Premiums paid after policy year 20 -- 0%
------------------------------------------------------------------------------------------------------

Tax Charge                                         State and local -- 2.0%
                                                   Federal -- 1.25%
------------------------------------------------------------------------------------------------------

                         Daily Deduction from MONY America Variable Account L
------------------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge -- Maximum         .75% of subaccount value (0.002055% daily)
Annual Rate                                        Reduces after 10th policy year
------------------------------------------------------------------------------------------------------

                                      Deductions from Fund Value
------------------------------------------------------------------------------------------------------

Cost of Insurance Charge                           Current cost of insurance rate x net amount at risk
                                                   at the beginning of the policy month

                                                                       Each of
                                                                       1st 12          Each
                                                                       Policy         Month
                                              Specified Amount         Months       Thereafter
                                              ----------------         -------      ----------
Administrative Charge -- monthly charge based Less than $250,000...... $31.50*        $6.50
on Specified Amount of policy.                $250,000-$499,999....... $28.50*        $3.50
                                              $500,000 or more........ $25.00*         None
                                              ----------
                                              *Reduced by $5.00 for issue ages 0 through 17.
                                               Because issue ages are restricted on Policies
                                               offered to residents of, or issued for delivery in,
                                               the State of New Jersey, no reduction in
                                               Administrative Charge will occur.

Guaranteed Death Benefit Charge          $0.01 per $1,000 of Specified Amount and certain
Monthly Charge for Death Benefit Rider   Rider amounts. Please note that the Rider requires
                                         that premiums on the policy itself be paid in order
                                         to remain in effect.
--------------------------------------------------------------------------------------------

Optional Insurance Benefits Charge       As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
--------------------------------------------------------------------------------------------

Transaction and Other Charges
- Partial Surrender Fee                  The lesser of 2% of the amount surrendered or $25.

- Transfer of Fund Value                 Maximum of $25 on each transfer in a policy year
(at Company's Option)                    exceeding four./1/

/1/ Currently no charge on any transfers.

                                                                            Administrative
                                                  Issue Age*                 Fund Charge
Administrative Fund Charge                        ----------                --------------
Over 14 years based on a schedule. Factors per    0-25.....................     $2.50
$1,000 of Specified Amount vary based on issue    26.......................      3.00
age.                                              27.......................      3.50
                                                  28.......................      4.00
                                                  29.......................      4.50
                                                  30 or higher.............      5.00
-------------------------------------------------------------------------------------------------------
                                                  Issue Age*                  Percentage
Sales Fund Charge                                 ----------                  ----------
Percentage of premiums paid in the first 5 years, 0-17.....................        50%
up to a maximum amount of premiums called the     18-65....................        75
target premium.                                   66.......................        70
                                                  67.......................        65
                                                  68.......................        60
                                                  69.......................        55
                                                  70 or higher.............        50
                                                  ----------
                                                  *Issue Ages are restricted on Policies offered to
                                                   residents of, or issued for delivery in, the State
                                                   of New Jersey to ages in excess of 17.

                                                  The Sales Fund Charge can increase as premiums
                                                  are paid during the five year period. Starting on the
                                                  fifth anniversary, the charge decreases from its
                                                  maximum by 10% per year until it reaches zero at
                                                  the end of the 14th year.


   MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.


Fees and Expenses of the Funds

   The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized below. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

   Information contained in the following table was provided by the respective Funds and has not been independently verified by us.


               Annual Portfolio Operating Expenses For The Year


                            Ended December 31, 2002


                    (as a percentage of average net assets)





                                                                   Gross
                                            Distribution           Total    Amount of  Contractual Net
                                 Management and Service   Other    Annual  Contractual  Total Annual
                                    Fees    (12b-1) Fees Expenses Expenses   Waiver       Expenses
-                                ---------- ------------ -------- -------- ----------- ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio    0.50%       N/A        0.19%    0.69%
Long Term Bond Portfolio........    0.50%       N/A        0.18%    0.68%
Government Securities Portfolio.    0.50%       N/A        0.19%    0.69%
Money Market Portfolio/1/.......    0.40%       N/A        0.14%    0.54%     0.04%         0.50%

                                                                    Gross
                                             Distribution           Total    Amount of  Contractual Net
                                  Management and Service   Other    Annual  Contractual  Total Annual
                                     Fees    (12b-1) Fees Expenses Expenses   Waiver       Expenses
-                                 ---------- ------------ -------- -------- ----------- ---------------
Enterprise Accumulation Trust
Equity Portfolio/2/..............    0.80%        N/A       0.34%    1.14%
Small Company Value Portfolio....    0.80%        N/A       0.36%    1.16%
Managed Portfolio................    0.77%        N/A       0.35%    1.12%
International Growth Portfolio...    0.85%        N/A       0.45%    1.30%
High Yield Bond Portfolio/3/.....    0.60%        N/A       0.28%    0.88%     0.03%         0.85%
Small Company Growth Portfolio...    1.00%        N/A       0.36%    1.36%
Equity Income Portfolio..........    0.75%        N/A       0.39%    1.14%
Capital Appreciation Portfolio...    0.75%        N/A       0.37%    1.12%
Growth and Income Portfolio......    0.75%        N/A       0.35%    1.10%
Growth Portfolio.................    0.75%        N/A       0.35%    1.10%
Multi-Cap Growth Portfolio.......    1.00%        N/A       0.37%    1.37%
Dreyfus Stock Index Fund, Inc....    0.25%        N/A       0.02%    0.27%
The Dreyfus Socially Responsible
  Growth Fund, Inc.--Initial
  Shares.........................    0.75%        N/A       0.05%    0.80%
Fidelity Variable Insurance
  Products (VIP)-Service Class
Growth Portfolio/4/..............    0.58%       0.10%      0.09%    0.77%
ContraFund(R) Portfolio/4/.......    0.58%       0.10%      0.10%    0.78%
Growth Opportunities Portfolio/4/    0.58%       0.10%      0.12%    0.80%
Janus Aspen Series--Institutional
  Shares
Balanced Portfolio/5/............    0.65%        N/A       0.02%    0.67%
Capital Appreciation Portfolio/5/    0.65%        N/A       0.02%    0.67%
Worldwide Growth Portfolio/5/....    0.65%        N/A       0.05%    0.70%
Mid Cap Growth Portfolio/5,6/....    0.65%        N/A       0.02%    0.67%

----------

/1/ The adviser of the Money Market Portfolio of the MONY Series Funds, Inc., has contractually agreed to reimburse the Portfolio, through April 30, 2004, such that the Portfolio's total expenses will not exceed 0.50% of the Portfolio's average annual assets.


/2/ For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio expenses would have been:




                                             Distribution
                                                 and               Net Total
                                  Management   Service     Other    Annual
                                     Fees    (12b-1) Fees Expenses Expenses
    -                             ---------- ------------ -------- ---------
    Enterprise Accumulation Trust
    Equity Portfolio.............    0.80%       N/A        0.34%    1.03%



/3/ The Advisor has contractually agreed to limit the Portfolio's total annual expenses through April 30, 2003 to 0.85% of the Portfolio's net assets.



/4/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


/5/ All expenses are shown without the effect of any expense offset arrangements.


/6/ Formerly the Aggressive Growth Portfolio.




The Death Benefit

   The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

   Option I -- The death benefit equals the greater of:

      (a) The Specified Amount plus the increase in Fund Value since the last Monthly Anniversary Day, or

      (b) Fund Value on the date of death, plus the increase in Fund Value since the last Monthly Anniversary day, multiplied by death benefit percentage required by the federal tax law definition of life insurance.

      If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option II -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy, plus the Fund Value on the date of death, or

      (b) The Fund Value on the date of death, plus the Fund Value on the last Monthly Anniversary Date, multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

      If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.


   You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy."



   When you apply for insurance, you can purchase either of the Guaranteed Death Benefit Riders. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until (a) the later of the insured's age 75, or ten years from the date of the policy, or (b) the Maturity Date regardless of the policy's Cash Value. See "Choice of Guaranteed Death Benefit Riders."


Premium Features

   You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

   When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.


   The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations."



   The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY America Variable Account L


   MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


Allocation Options


   You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, the Enterprise Accumulation Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II or Janus Aspen Series (collectively the "Funds"). The subaccounts available under the policy are described in "The Funds."


Transfer of Fund Value


   You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See Transfer of Fund Value."


Policy Loans


   You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans."



   The amount of Outstanding Debt reduced by any Unearned Interest is subtracted from your death benefit. Your Outstanding Debt reduced by any Unearned Interest is repaid from the proceeds of a full surrender. See "Full Surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.


Full Surrender


   You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full Surrender."


Partial Surrender


   You may request a partial surrender after your Policy has been in effect for 2 years if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender."


   Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the surrender charge may be assessed on a partial surrender.

Preferred Partial Surrender


   You may request up to 10% of your Policy's Cash Value on that day, without a Surrender Charge on the Specified Amount of your policy being reduced. You may make this request after your Policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred Partial Surrender."

Free Look Period


   You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount of the Variable Account. See "Right to Examine a Policy -- Free Look Period.".


Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero;

      (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

      (3) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

   If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").


   In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See " Choice of Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse."


   You must understand that after the first two policy years, the policy can lapse even if the scheduled premium payments are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider.

Tax Treatment of Increases in Fund Value


   The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations."


Tax Treatment of Death Benefit


   Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations."


Riders

   Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are nine riders available with this policy:

  .  Guaranteed Death Benefit Rider

  .  Spouse's Term Rider

  .  Children's Term Insurance Rider

  .  Accidental Death Benefit Rider

  .  Purchase Option Rider

  .  Waiver of Monthly Deductions Rider

Contacting the Company

   All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.


State Variations



   Policies issued in your state may provide different features and benefits from those described in this Prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.



Replacement of Existing Coverage



   Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.

                    DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY Life Insurance Company of America

   MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is the corporate successor of VICO Credit Life Insurance Company incorporated in Arizona on March 6, 1969. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the Virgin Islands.

   The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the Company, MONY America Variable Account L, or the Contract. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019.



   The Company intends to administer the policies itself.

   MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.

MONY America Variable Account L

   MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

   The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

   Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

   MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

   MONY America Variable Account L is divided into subdivision called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond

Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlaying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.


                                   THE FUNDS



   The Funds (except for the Janus Aspen Series Aggressive Growth and Capital Appreciation portfolios) are diversified, open-end management investment companies. The Janus Aspen Series Aggressive Growth and Capital Appreciation portfolios are non-diversified, open-end management investment companies. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.



   Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the policy.



   During extended periods of low interest rates, the yields of the MONY Money Market Subaccount may become extremely low and possibly negative.



   The following table lists the subaccounts of MONY America Variable Account L that are available to you under the policy.





 -----------------------------------------------------------------------------

                                                             Adviser
                                                        (and Sub-Adviser,
        Subaccount          Fund/Type of Portfolio       as applicable)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                            MONY Series Fund, Inc.
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 MONY Intermediate Term     Intermediate-Term Bond MONY Life Insurance Company
 Bond Subaccount                                   of America
 -----------------------------------------------------------------------------
 MONY Long Term Bond        Long-Term Bond         MONY Life Insurance Company
 Subaccount                                        of America
 -----------------------------------------------------------------------------
 MONY Government            Short Government       MONY Life Insurance Company
 Securities Subaccount                             of America
 -----------------------------------------------------------------------------
 MONY Money Market          Money Market           MONY Life Insurance Company
 Subaccount                                        of America
 -----------------------------------------------------------------------------

----------------------------------------------------------------------------------

                                                              Adviser
                                                         (and Sub-Adviser,
       Subaccount          Fund/Type of Portfolio         as applicable)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                          Enterprise Accumulation Trust
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Enterprise Equity             Large Blend         Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by TCW
                                                  Investment Management
                                                  Company)
----------------------------------------------------------------------------------
Enterprise Small Company      Small Value         Enterprise Capital Management,
Value Subaccount                                  Inc. (subadvised by Montag &
                                                  Caldwell, Inc.)
----------------------------------------------------------------------------------
Enterprise Managed            Large Value         Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Wellington
                                                  Management Company, LLP)
----------------------------------------------------------------------------------
Enterprise International      Foreign Stock       Enterprise Capital Management,
Growth Subaccount                                 Inc. (subadvised by SSgA Funds
                                                  Management, Inc.)
----------------------------------------------------------------------------------
Enterprise High-Yield         High-Yield Bond     Enterprise Capital Management,
Bond Subaccount                                   Inc. (subadvised by Caywood-
                                                  Scholl Capital Management)
----------------------------------------------------------------------------------
Enterprise Small Company      Small Growth        Enterprise Capital Management,
Growth Subaccount                                 Inc. (subadvised by William D.
                                                  Witter, Inc.)
----------------------------------------------------------------------------------
Enterprise Equity Income      Large Value         Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Boston
                                                  Advisers, Inc.)
----------------------------------------------------------------------------------
Enterprise Capital            Large Value         Enterprise Capital Management,
Appreciation Subaccount                           Inc. (subadvised Marsico Capital
                                                  Management, LLC)
----------------------------------------------------------------------------------
Enterprise Growth and         Large Value         Enterprise Capital Management,
Income Subaccount                                 Inc. (subadvised by UBS Global
                                                  Asset Management (Americas)
                                                  Inc.)
----------------------------------------------------------------------------------
Enterprise Growth             Large Growth        Enterprise Capital Management,
Subaccount                                        Inc. (subadvised by Montag &
                                                  Caldwell, Inc.)
----------------------------------------------------------------------------------
Enterprise Multi-Cap          Mid-Cap Growth      Enterprise Capital Management,
Growth Subaccount                                 Inc. (subadvised Fred Alger
                                                  Management Inc.)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                         Dreyfus Stock Index Fund, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dreyfus Stock Index           Large Blend         The Dreyfus Corporation (the
Subaccount--Initial Shares                        index manager is Mellon Equity
                                                  Associates)
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

                                                                Adviser
                                                           (and Sub-Adviser,
       Subaccount          Fund/Type of Portfolio           as applicable)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                 The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Dreyfus Socially               Large Growth       The Dreyfus Corporation
Responsible Growth
Subaccount--Initial Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products (VIP)--Service Class
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Fidelity VIP Growth            Large Growth       Fidelity Management & Research
Subaccount                                        Company (subadvised by FMR Co.,
                                                  Inc.)
--------------------------------------------------------------------------------------
Fidelity VIP                   Large Blend        Fidelity Management & Research
ContraFund(R) Subaccount                          Company (subadvised by FMR Co.,
                                                  Inc., Fidelity Management &
                                                  Research (U.K.) Inc., Fidelity
                                                  Management & Research (Far East)
                                                  Inc., and Fidelity Investments Japan
                                                  Limited)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Fidelity VIP Growth            Large Blend        Fidelity Management & Research
Opportunities Subaccount                          Company (subadvised by FMR Co.,
                                                  Inc., Fidelity Management &
                                                  Research (U.K.) Inc., Fidelity
                                                  Management & Research (Far East)
                                                  Inc., and Fidelity Investments Japan
                                                  Limited)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Janus Aspen Series-Institutional Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Janus Aspen Series                                Janus Capital
Balanced Subaccount
--------------------------------------------------------------------------------------
Janus Aspen Series             Large Growth       Janus Capital
Capital Appreciation
Subaccount
--------------------------------------------------------------------------------------
Janus Aspen Series             World Stock        Janus Capital
Worldwide Growth
Subaccount
--------------------------------------------------------------------------------------
Janus Aspen Series Mid         Mid-Cap Growth     Janus Capital
Cap Growth Subaccount
(formerly the Aggressive
Growth Subaccount)
--------------------------------------------------------------------------------------






   The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of

      (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

      (2) more than 50% of the outstanding portfolio shares.

The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

Purchase of Portfolio Shares by MONY America Variable Account L

   The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

   The investment adviser of a Fund (or its affiliate) may pay compensation to the Company, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the policies and other variable annuity or life insurance policies that the Company issues. These percentages differ, and some advisers (or affiliates) may pay more than others. The amounts we receive under these agreements may be significant. In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the policies, will receive 12b-1 fees deducted from portfolio assets of certain Funds for providing distribution and shareholder support services to the portfolios.


   Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.


   The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.


        The Funds' Prospectuses Accompany This Prospectus And Should Be
                        Read Carefully Before Investing

                     DETAILED INFORMATION ABOUT THE POLICY

   The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

Application for a Policy

   The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

   The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

   Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or
(2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


  Temporary Insurance Coverage


   If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premium Flexibility."


   Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

  . no later than 90 days from the date the Temporary Insurance Agreement is signed;

  . the 45th day after the form is signed if you have not finished the last required medical exam;

  . 5 days after the Company sends notice to you that it declines to issue any policy; and

  .  the date you tell the Company that the policy will be refused.

   For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

  .  the Policy Release Date, if the policy is issued as applied for;

  . the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

  .  the date you tell the Company that the policy will be refused; and

  . the day written notice of the declination and refund of premium is provided to the applicant.

   If the insured dies during the period of temporary coverage, the death benefit will be:

      (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

      (2) the deductions from premium and the monthly deduction due prior to the date of death.

   Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

      (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

      (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused.

   Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment


   Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the Money Market Subaccount. When the Free Look Period ends, amounts held in the Money Market Subaccount will be allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period."


  Policy Date

   The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

   Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

Right to Examine a Policy -- Free Look Period

   The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

Premiums

   The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

   The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

      (1) the policy's Specified Amount,

      (2) any riders added to the policy, and

      (3) the insured's

          (a) Age,

          (b) smoking status,


          (c) gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 42), and


          (d) underwriting class.

   The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.


   The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" are met. See also "Grace Period and Lapse."


  Scheduled Premium Payments (Planned Premium Payments)

   When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policyowners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

   You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by the MonyMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.


   Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse."


Choice of Guaranteed Death Benefit Riders

   Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

      (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

      (2) the interest earned in the Guaranteed Interest Account, and

      (3) the deduction from Cash Value of the various charges, costs, and expenses imposed by the policy provisions.

   This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse."



   When you apply for a policy, you will be able to choose one of two Guaranteed Death Benefit Riders. Either Rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Choice of Guaranteed Death Benefit Riders." The Guaranteed Death Benefit Riders are not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.


  Modified Endowment Contracts


   The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts."


  Unscheduled Premium Payments


   Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy," and "Federal Income Tax Considerations." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


   Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy


   If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse."


   Your policy is guaranteed to remain in effect as long as: if:

      (a) the Cash Value less any Outstanding Debt is greater than zero; or

      (b) you have purchased one of the Guaranteed Death Benefit Riders and you have met all the requirements of the rider chosen; or

      (c) during the first two policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first two policy years the Minimum Monthly Premium requirements are satisfied during the two policy years following the effective date of the increase.

Allocation of Net Premiums

   Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must sum to 100%.


   You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.


   Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

Death Benefits under the Policy


   When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.


   As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

      (1) The policy's death benefit, plus

      (2) Any insurance proceeds provided by rider, less

      (3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the Grace Period, less any overdue charges).

   You may select one of two death benefit Options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

   Option I -- The death benefit equals the greater of:

      (a) The Specified Amount, plus the increase in Fund Value since last monthly anniversary day or

      (b) Fund Value on date of death plus FV since last monthly anniversary day multiplied by a death benefit percentage.


   The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations." The death benefit percentage is 150% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.


   Option II -- The death benefit equals the greater of:

      (a) The Specified Amount of the policy, plus the Fund Value as of date of death or

      (b) The Fund Value on date of death plus Fund Value on the last monthly anniversary day multiplied by a death benefit percentage.

   The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.

  Examples of Options I and II

   The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                             Policy 1 Policy 2 Policy 3
                             -------- -------- --------
Specified Amount............ $100,000 $100,000 $100,000
Fund Value on Date of Death. $ 35,000 $ 60,000 $ 85,000
Death Benefit Percentage....     150%     150%     150%
Death Benefit under Option 1 $100,000 $150,000 $212,500
Death Benefit under Option 2 $135,000 $160,000 $212,500

Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since ($60,000 x 250% = $150,000 for Policy 2; $85,000 x 150% = $212,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 150% = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 x 150% = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 x 150% = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

   You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's administrative office. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

   If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

   If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the Monthly Anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.


   A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance." If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.


Changes in Specified Amount

   You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

   To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

   An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.


   When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions." In addition, the fund charge associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

   If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

   You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.

  Decreases

   Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

      (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

      (2) To the next most recent increases successively, and last

      (3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.


   If the reduction decreases the Specified Amount during the fund charge period, the fund charge on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the fund charge will be deducted from the Fund Value. See "Charges and Deductions -- Fund Charge." Target premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.


   The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

      (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

      (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy.


If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations."


  Guaranteed Death Benefit Rider

   When you apply for your policy you may choose to apply for one of two Guaranteed Death Benefit Riders. These riders provide under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Cash Value of the policy is zero on any monthly anniversary date.

   The two riders vary primarily by the length of the period during which the policy is guaranteed to remain in effect. The two periods are:

  .  to the Insured's Age 75 but not less than 10 years from the Policy Date; or

  .  to the Maturity Date of your policy.


   In order to remain in effect, both Guaranteed Death Benefit Riders require that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the insured's age 75 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit Charge."


   On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider you have chosen in effect. To remain in effect, we make two calculations.

   The first calculation shows the net premiums you have paid. We:

      (1) total the actual premiums you have paid for the policy, and

      (2) subtract the amount of:

          (a) partial surrenders (and associated fees), and

          (b) outstanding debt

   The second calculation shows the amount of premiums the rider required you to pay. We

      (1) take the Monthly Guarantee Premium specified by the rider and

      (2) multiply it by the number of complete months since the policy date.

   If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.


   The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect."


   The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey or Texas. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

   It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)

Other Optional Insurance Benefits


   Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions." You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations." An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.


   From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Spouse's Term Rider

   This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Insurance Rider

   This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

  Accidental Death Benefit Rider

   This rider pays the benefit amount selected if the insured dies as a result of an accident. The accident must occur after the insured's age 5 and prior to insured's age 70. A benefit equal to twice the rider amount is payable if:

      (1) accidental death occurs as the result of riding as a passenger, and

      (2) the accidental death occurred while riding in a public conveyance, and

      (3) the public conveyance was being operated commercially to transport passengers for hire.

   The maximum amount of coverage is the initial specified amount but not more than the greater of:

      (1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

      (2) $200,000 of all such coverages regardless of insurance companies issuing such coverages.

  Purchase Option Rider

   This Rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

  .  Marriage of the insured.

  .  Birth of a child of the insured.

  .  Legal adoption of a child by insured.

   A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

   This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider.

Benefits at Maturity


   The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.


Policy Values

  Fund Value

   The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.


   On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.


  Cash Value

   The Cash Value of the policy equals the Fund Value less any Outstanding Debt reduced by any unearned loan interest. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge. Once the surrender charge expires, the Cash Value equals the Fund Value.

Determination of Fund Value

   Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

  .  Payment of premiums.

  .  Amount held in the Loan Account to secure any Outstanding Debt.

  .  Partial surrenders.

  .  Preferred Partial Surrenders.

  .  The charges assessed in connection with the policy.

  .  Investment experience of the subaccounts.

  .  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

   The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

  .  The investment income.

  .  Realized and unrealized capital gains and losses.

  .  Expenses of a portfolio including the investment adviser fees.

  .  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.


   Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.


   Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

  .  Make partial surrenders.

  .  Make Preferred Partial Surrenders.

  .  Make full surrenders.

  .  Transfer amounts from a subaccount (including transfers to the Loan
     Account).

  .  Pay the death benefit when the insured dies.

  .  Pay monthly deductions from the policy's Fund Value.

  .  Pay policy transaction charges.

  .  Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

   Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

Calculating Unit Values for Each Subaccount

   The Company calculates the unit value of a subaccount on any Valuation Date as follows:

      (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

      (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.


      (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From MONY America Variable Account -- Mortality and Expense Risk Charge." If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.


      (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

   The unit value of each subaccount on its first Valuation Date was set at $10.00.



Transfer of Fund Value


   You may transfer Fund Value among the subaccounts after the Free Look Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges." Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse." No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.



   After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."



   We did not design the policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisers or registered representatives acting under power(s) of attorney from one or more policy owners. In addition, the Funds may restrict or refuse transactions as a result of certain market timing activities. You should read the Funds' prospectuses for more details. We will notify you if we do not execute a transfer request.


Right to Exchange Policy

   During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest

Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


Policy Loans

   You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

   Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following Policy Year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

   You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

   When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

   The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

   The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be .5% higher than otherwise applicable. This increase is not guaranteed.

   Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

   Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

   Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less (1) any partial surrenders and their fees, and (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse."



   A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations."


Full Surrender

   You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any fund charge, and (2) any Outstanding Debt reduced by any unearned loan interest.


   You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions." For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration."


Partial Surrender

   With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year.

   A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender.

   You may make a partial surrender by submitting a proper written request to the Company's home office. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

   When a partial surrender is made on a policy on which the owner has selected death benefit Option I, the Specified Amount under the policy is decreased by the lesser of (1) the amount of the partial surrender or (2) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the partial surrender. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death Benefits under the Policy."



   A fee for each Partial Surrender will be assessed. See "Charges and Deductions -- Transaction and Other Charges". In addition, a portion of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge."



   For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations."


Preferred Partial Surrender

   A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a Partial Surrender is received in a Policy Year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

Grace Period and Lapse

   Your policy will remain in effect as long as:

      (1) it has a Cash Value greater than zero,

      (2) you have purchased one of the Guaranteed Death Benefit Riders, and you have met all the requirements of that rider, and

      (3) you make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Two Policy Years

   During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

  .  Your policy's Cash Value is greater than zero, or

  . The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to

  . The Minimum Monthly Premium times the number of months your policy has been in effect

   Your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect if:

  .  The insufficiency occurs at any other time, or

  . The Minimum Monthly Premium test has not been met during the first two policy years (as described above).

   See the explanation below.

  If Guaranteed Death Benefit Rider Is Not in Effect

   To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period.

When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

   We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

   If the Cash Value of your policy less any Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first two policy years, if the Cash Value of the policy is less than zero, you must pay:

      (1) The Minimum Monthly Premium not paid, plus

      (2) Not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly premiums remaining until the next Scheduled Premium due date.

After the second policy anniversary, the payment required is:

      (1) The monthly deduction not paid, plus

      (2) Two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


(See "Charges and Deductions -- Deductions from Premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:


      (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

      (2) Any unpaid monthly deductions and any Outstanding Debt.

  If Guaranteed Death Benefit Rider Is in Effect

   The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

      (1) Either of the Guaranteed Death Benefit Riders is in effect, and

      (2) The test for continuation of the guarantee period has been met.


See "Choice of Guaranteed Death Benefit Riders."


   While the Guaranteed Death Benefit Rider chosen is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider chosen is ended, the normal test for lapse will resume.

  Reinstatement

   We will reinstate a lapsed policy at any time:

      (1) Before the maturity date, and

      (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

   To reinstate a lapsed policy we must also receive:

      (1) A written application from you

      (2) Evidence of insurability satisfactory to us

      (3) Payment of all monthly deductions that were due and unpaid during the grace period

      (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date

      (5) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement

   When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

      (1) The Fund charge will be equal to the Fund charge that would have existed had your policy been in effect since the original policy date.

      (2) The Fund Value will be reduced by the decrease, if any, in the Fund charge during the period that the policy was not in effect.

      (3) Any Outstanding Debt on the date of lapse will also be reinstated.

      (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                            CHARGES AND DEDUCTIONS


   The following chart is intended to provide an overview of the current charges and deductions under the policy. We may profit from one or more of the charges deducted under the policy. We may use these profits for any corporate purpose, including financing the distribution of the policy. Please see the discussion of each item in this prospectus and in the policy for further details.



                                        Deductions from Premiums
--------------------------------------------------------------------------------------------------------
Sales Charge -- It is a% of Premium paid             4% during first 10 policy years
                                                     2% in policy years 11-20
                                                     0% after policy year 20
--------------------------------------------------------------------------------------------------------
Tax Charge                                           State and local -- 2%
                                                     Federal -- 1.25%
--------------------------------------------------------------------------------------------------------

                          Daily Deduction from MONY America Variable Account L
--------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum           .75% of subaccount value (0.002055% daily)
Annual Rate                                          Reduces after 10th policy year.
--------------------------------------------------------------------------------------------------------

                                       Deductions from Fund Value
--------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                             Current cost of insurance rate x net amount at risk
                                                     at the beginning of the policy month.
--------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                     See discussion of Administrative Charge for
                                                     schedule.
--------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                      $0.01 per $1,000 of Specified Amount and certain
Monthly Charge for Death Benefit Rider               Rider amounts. Please note that the Rider requires
                                                     that premiums on the policy itself be paid in order
                                                     to remain in effect.
--------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                   As applicable.
Monthly Deduction for any other Optional
Insurance Benefits added by rider.
--------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                              - The lesser of 2% of the amount surrendered or
                                                     $25.
- Transfer of Fund Value (at Company's Option)
                                                     - Maximum of $25 on transfers which exceed 4 in
                                                     any policy year./1/
--------------------------------------------------------------------------------------------------------
Administrative Fund Charge                           See discussion of Fund Charge for grading
Grades from 80% to 0 over 15 years based on a        schedule.
schedule. Factors per $1,000 of Specified Amount
vary based on issue age, gender, and underwriting
class.
--------------------------------------------------------------------------------------------------------
Sales Fund Charge                                    See discussion of Fund Charge for percentage
Percentage of premium paid in first five years up to schedule.
a maximum amount of premiums called the target
premium.

/1/ Currently no charge for any transfers.

   The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

Deductions from Premiums

   Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --            This charge is equal to a percent of premiums paid
                           as follows:

                           Policy years 1-10: 4%

                           Policy years 11-20: 2%

                           Policy years after 20: 0%

   You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

   The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --              State and local premium tax -- currently 2%

                           Federal tax for deferred acquisition costs of the Company -- currently 1.25%

   All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

   The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

   We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

Daily Deduction From MONY America Variable Account L

   A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense
  Risk Charge --           Maximum of .002055% of the amount in the subaccount,
                           which is equivalent to an annual rate of .75% of subaccount value.

                           The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to .04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.

   This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

   This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

Deductions from Fund Value

   A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --       This charge compensates us for the anticipated cost
                           of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund Value at that time.

   The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

   If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge

   An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.

                                                First 12      Each Policy
                                              Policy Months Month Thereafter
                                              ------------- ----------------
Specified Amount:
  Less than $250,000.........................    $31.50*         $6.50
  $250,000 to $499,000.......................     28.50*          3.50
  $500,000 or more...........................     25.00*          None

----------
* Reduced by $5.00 for issue ages 0 through 17. Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

   For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

Guaranteed Death
  Benefit Charge --        If you elect the Guaranteed Death Benefit Rider, you
                           will be charged $0.01 per $1,000 of policy Specified
                           Amount and certain Rider amounts per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance
  Benefits Charge --       A monthly deduction for any other optional insurance
                           benefits added to the policy by rider.

Fund Charge

   There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

Administrative Fund Charge

   The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                                                        Administrative
          Issue Age*                                     Fund Charge
          ----------                                    --------------
          0-25.........................................     $2.50
          26...........................................      3.00
          27...........................................      3.50
          28...........................................      4.00
          29...........................................      4.50
          30 or higher.................................      5.00

----------
* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

The amount of the charge remains level for five policy years. After the fifth policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

   For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

   The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

  Sales Fund Charge

   To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:

                                                        Percentage of
          Age*                                          Premiums Paid
          ----                                          -------------
          0-17.........................................      50%
          18-65........................................      75
          66...........................................      70
          67...........................................      65
          68...........................................      60
          69...........................................      55
          70 or higher.................................      50

----------
* Issue Ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

   During the first two Policy years, the Sales Fund Charge will be further limited.

   As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the, Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund charge during the first five Policy Years would be 75% of this amount, or $435.00.

   The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

  Effect of Changes in Specified Amount on the Fund Charge

   The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be calculated in the same manner as the fund charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new fund charge for the policy will equal the remaining portion of the fund charge for the original Specified Amount, plus the fund charge related to the increase.

   A portion of the fund charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or (3) a partial surrender. The fund charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account on the same basis that the partial surrender is allocated. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the fund charge which was assessed against the Fund Value.

  Effect of Changes in Specified Amount on the Fund Charge --

   The fund charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be computed in the same manner as the fund charge for the original Specified Amount. It will reduce over the 15-year period following the increase. The new fund charge for the policy will equal:

      (1) The remaining part of the fund charge for the original Specified Amount, plus

      (2) The fund charge related to the increase.

   A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from:

  .  a requested decrease,

  .  a change of death benefit option from Option I to Option II, or

  .  a partial surrender.

   The Fund Charge, as well as any applicable transaction charge assessed for the partial surrender, will be deducted from the subaccounts and the Guaranteed Interest Account. The deduction will be made on the same basis that the partial surrender is allocated. If any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

Transaction and Other Charges

  . Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

  . Transfer of Fund Value -- Maximum of $25 on each transfer in a policy year exceeding four; currently $0.

   The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year. For policies issued for delivery to residents of the Commonwealth of Massachusetts, we guarantee that no transfer charge will be imposed on transfers made within one year from the date the policy is issued.


   We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes."


   We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

Fees and Expenses of the Funds


   The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth in "Fees and Expenses of the Funds." Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.


Guarantee of Certain Charges

   We guarantee that the following charges will not increase:

      (1) Mortality and expense risk charge.

      (2) Administrative charge.

      (3) Sales charge.

      (4) Guaranteed cost of insurance rates.

      (5) Fund charge.

      (6) Partial surrender fee.

   Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

      (1) Future expectations with respect to investment earnings,

      (2) Mortality,

      (3) Length of time policies will remain in effect,

      (4) Expenses, and

      (5) Taxes.

   In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

Federal Income Tax Considerations


Introduction



   The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.



Tax Status of the Policy



In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.



In certain circumstances, owners of variable life insurance contracts could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.



   In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.



   The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.



Tax Treatment of Policy Benefits



   In General. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.



   Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

   Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.



   Distributions Other Than Death Benefits from Modified Endowment
Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:



 1)All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.



 2)Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.



 3)A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.



   If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.



   Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.



   Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.



   Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.



   Investment in the Policy. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

   Policy Loans. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the Outstanding Debt will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.



   Multiple Policies. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.



   Withholding. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



   Continuation of Policy Beyond Age 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.



   Pension and Profit Sharing Plans. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.



   Business Uses of Policy. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.



   Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.



   Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.



   Other Tax Considerations. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.



   Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the policy.

Our Income Taxes



   Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.



   Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


Voting of Fund Shares

   Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account
L. We may elect to vote the shares of the Funds in our own right if:

      (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

      (2) The present interpretation of the Act should change, and

      (3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

   The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

   If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

Disregard of Voting Instructions

   The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

Report to Policy Owners

   A statement will be sent at least annually to each policy owner setting forth:

      (1) A summary of the transactions which occurred since the last statement, and

      (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

   Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

Substitution of Investments and Right to Change Operations

   The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

      (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,


      (2) In the sole judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.



   The substituted portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.


   The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

      (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

      (2) Be deregistered under that Act if such registration is no longer required, or

      (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

Changes to Comply with Law

   The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

   We may advertise the performance of the MONY America Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.


   Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY America Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY America Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge. We may also provide performance information for the underlying portfolios reflecting the fees and charges at the underlying fund level and without deducting MONY America Variable Account L or policy charges.


   Performance information for MONY America Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

      (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

      (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

   You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

General Description

   Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

   You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be .5% higher. Neither increase is guaranteed.

   The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

Limitations on Amounts in the Guaranteed Interest Account


   No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to Exchange Policy. See "Right to Exchange Policy."


Death Benefit

   The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. See "Death Benefits under the Policy."


Policy Charges

   Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

   You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

Transfers

   Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.


  . Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to Exchange the Policy. See "Right to Exchange the Policy."


  . Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

      .  one in any policy year,

      . the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

      . the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the valuation date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

   Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

Surrenders and Policy Loans

   You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See

"Full Surrender," and "Partial Surrender." Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


                             MORE ABOUT THE POLICY

Ownership

   The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

   If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

Beneficiary

   The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

   The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

   This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

Notification and Claims Procedures

   Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

   If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

Payments

   Within seven days after the Company receives all the information needed for processing a payment, the Company will:

      (1) Pay death benefit proceeds,

      (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

      (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

   However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

  . The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

  . An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.


   Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your policy to government regulators.


Payment Plan/Settlement Provisions

   Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Payment in Case of Suicide

   If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

Assignment

   You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The

Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations.")


Errors on the Application

   If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

      (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

      (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.


   If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Cost of Insurance."


Incontestability

   The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

      (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

      (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

Policy Illustrations

   Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

Distribution of the Policy


   MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.


   Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.10 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

   Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

   In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.


   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.



   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.



   We intend to recapture commissions and other sales expenses through fees and charges imposed under the policy. Commissions paid on the policy, including other incentives or payments, are not charged directly to the policy owners or MONY America Variable Account L.



   MSC receives fees for the sale of the policies. In 2000, 2001, and 2002, MSC received, in aggregate, fees of $17,611,642, $16,870,424, and $14,206,789, respectively.



   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.



   We offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

                            MORE ABOUT THE COMPANY

Management

   The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

   Current Officers and Directors of MONY America are:


Name                                   Position and Offices with Depositor
----                                   -----------------------------------
Michael I. Roth.................... Director, Chairman of the Board and Chief
                                    Executive Officer
Samuel J. Foti..................... Director, President and Chief Operating
                                    Officer
Kenneth M. Levine.................. Director and Executive Vice President
Richard Daddario................... Director, Vice President and Controller
Michael Slipowitz.................. Director, Vice President and Actuary
Margaret G. Gale................... Director and Vice President
Steven G. Orluck................... Director and Vice President
Evelyn L. Peos..................... Director and Vice President
Arnold B. Brousell................. Vice President, Controller and Chief
                                    Accounting Officer
Sam Chiodo......................... Vice President
William D. Goodwin................. Vice President
Richard E. Connors................. Director
David S. Waldman................... Secretary
David V. Weigel.................... Treasurer


   No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

   Set forth below is a description of the business positions during at least the past five years for the directors and the executive officers of the Company.




   Michael I. Roth has been a Director, Chairman and Chief Executive Officer of MONY Life Insurance Company of America since 1993. He has also been a Director, Chairman and Chief Executive Officer of The MONY Group Inc. since 1997. Mr. Roth has been Chairman of the Board and Chief Executive Officer of MONY Life Insurance Company since 1993 and has been a Trustee since 1991. He has also served as MONY Life Insurance Company's President and Chief Executive Officer (from January 1993 to July 1993), President and Chief Operating Officer (from 1991 to 1993) and Executive Vice President and Chief Financial Officer (from 1989 to 1991). Mr. Roth serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Insurance Marketplace Standards Association, Enterprise Foundation (a charitable foundation which develops housing and which is not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, New York City partnership and Chamber of Commerce, Committee to Encourage Corporate Philanthropy, The Twin Towers Fund, New York City Investment Fund and Interpublic Group of Companies. Mr. Roth also serves on the Board of Governors of the United Way of Tri-State.

   Samuel J. Foti has been a Director of MONY Life Insurance Company of America since 1993 and President and Chief Operating Officer since 1994. He has been a Director, President and Chief Operating Officer of The MONY Group Inc. since 1997. He has been President and Chief Operating Officer of MONY Life Insurance Company since 1994 and has been a Director since 1993. Mr. Foti has also been President and Chief Operating Officer of MONY Life Insurance Company of the Americas Ltd. since 1994. He has also served as MONY Life Insurance Company's Executive Vice President (from 1991 to 1994) and Senior Vice President (from 1989 to 1991). Mr. Foti serves on the board of directors of Enterprise Group of Funds, Inc. and Enterprise Accumulation Trust. He is also a Trustee of The American College, where he served as Chair of the Board of Trustees from January 2000 to January 2002. He previously served on the board of directors of the Life Insurance marketing and Research Association (LIMRA), where he served as Chairman from October 1996 through October 1997.



   Kenneth M. Levine has been a Director of MONY Life Insurance Company of America since 1994 and Executive Vice President since 1990. He has been a Director, Executive Vice President and Chief Investment Officer of The MONY Group Inc. since 1997. Mr. Levine has also been a Director (since 1994), Executive Vice President (since 1990) and Chief Investment Officer (since 1991) of MONY Life Insurance Company. He also served as MONY Life Insurance Company's Senior Vice President -- Pensions from 1988 to 1990. Prior to that time, Mr. Levine held various management positions within MONY Life Insurance Company.



   Richard Daddario has been a Director of MONY Life Insurance Company of America since 1989 and Vice President and Controller since 1994. He has been Executive Vice President and Chief Financial Officer of The MONY Group Inc. since 1997. He has been Executive Vice President and Chief Financial Officer of MONY Life Insurance Company since 1994. He has also served as MONY Life Insurance Company's Senior Vice President and Corporate Controller (from 1989 to 1994). Mr. Daddario has been with MONY Life Insurance Company since 1989.



   Michael Slipowitz has been a Director, Vice President and Actuary of MONY Life Insurance Company of America since January 2002. He has been Senior Vice President (since March 2002) and Chief Actuary (since January 2002) of MONY Life Insurance Company. He also served as Vice President of MONY Life Insurance Company from 1993 to 2001. Prior to that time, Mr. Slipowitz held various positions within MONY Life Insurance Company. Mr. Slipowitz has been with MONY Life Insurance Company since 1980.



   Margaret G. Gale has been a Director of MONY Life Insurance Company of America since 1995 and Vice President since 1989. She has been a Vice President of MONY Life Insurance Company since 1991. Ms. Gale has also served as Vice President -- Policyholder Services (from 1988 to 1991). She has been with MONY Life Insurance Company since 1973.



   Steven G. Orluck has been a Director of MONY Life Insurance Company of America since 2000 and Vice President since 1998. He has also been Executive Vice President of MONY Life Insurance Company since March 2002. Prior to that time, he was Senior Vice President and Chief Distribution Officer of MONY Life Insurance Company. Mr. Orluck has been with MONY Life Insurance Company since 1998. Mr. Orluck joined MONY Life Insurance Company after 24 years in marketing and sales with Metropolitan Life Insurance Co. While there, he served as Vice President -- Individual Business and was responsible for the company's agents, field managers, and sales support staff. He also was President of Century 21 Insurance Services Inc.



   Evelyn L. Peos has been a Director of MONY Life Insurance Company of America since 2002 and Vice President and Illustration Actuary since 1990. She has also been Senior Vice President of MONY Life Insurance Company since 2002. Ms. Peos was Vice President (from 1993 to 2002) and Vice President -- Individual Product Actuary (from 1988 to 1993) of MONY Life Insurance Company. Prior to that time, she held several positions with MONY Life. Ms. Peos has been with MONY Life Insurance Company since 1978.

   Arnold B. Brousell has been Vice President, Controller and Chief Accounting Officer of MONY Life Insurance Company of America since February 2003. He is Vice President and Controller since 2002 and has been Vice
President -- Financial Accounting and Reporting (1997 to 2002) of MONY Life. Prior to that time, he was a Senior Manager at Coopers & Lybrand LLP. Mr. Brousell has been with MONY Life Insurance Company since 1997.



   Sam Chiodo has been Vice President of MONY Life Insurance Company of America since 1995. He has also been Vice President of MONY Life Insurance Company since 1993.



   William D. Goodwin has been Vice President of MONY Life Insurance Company of America since 1996. He has also been President and Chief Executive Officer (since 2001) of MONY Capital Management, Inc. and Senior Vice President (since
1989) of MONY Life Insurance Company. Prior to that time, Mr. Goodwin held various positions with MONY Life Insurance Company. He has been with MONY Life Insurance Company since 1975.



   Richard E. Connors has been a Director of MONY Life Insurance Company of America since 1994. He has been Senior Vice President (since 1994) and Head of the Annuities Division (since 2001) of MONY Life Insurance Company. He has also served as MONY Life Insurance Company's Regional Vice President --Western Region (from 1991 to 1994), Vice President -- Small Business Marketing (from 1990 to 1991) and Vice President -- Manpower Development (from 1988 to 1990). Mr. Connors has been with MONY Life Insurance Company since 1988.



   David S. Waldman has been Secretary of MONY Life Insurance Company of America since 1987. He has been Vice President and Chief Operations Counsel since 2001. He has also served as Assistant General Counsel of MONY Life Insurance Company from 1986 to 1992. Mr. Waldman has been with MONY Life Insurance Company since 1982.



   David V. Weigel has been Treasurer of MONY Life Insurance Company of America since 1991. He has been Vice President -- Treasurer of MONY Life Insurance Company since 1994. He has also served as Assistant Treasurer of MONY Life Insurance Company from 1986 to 1994. Mr. Weigel has been with MONY Life Insurance Company since 1969.


State Regulation

   The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

Telephone Transfer Privileges

   You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.


   The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. Accordingly, you should protect your personal information, because telephone transaction options will be available to anyone who provides that information to us. We will not be able to verify that you are the person providing telephone instructions or that you have authorized any such person to act for you. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.


Legal Proceedings


   The Company, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or MONY America Variable Account L.




Legal Matters


   Legal matters have been passed on by Arthur D. Woods, Esq., Vice
President -- Variable Products and Broker -- Dealer Operations Counsel of MONY Life Insurance Company in connection with:


      (1) The issue and sale of the policies described in this prospectus,

      (2) The organization of the Company,

      (3) The Company's authority to issue the policies under Arizona law, and

      (4) The validity of the forms of the policies under Arizona law.


   Robert Levy, Esq., Vice President -- Chief Tax Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.


Registration Statement


   A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.


Independent Accountants

   The audited financial statements for MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

Financial Statements

   The audited financial statements for MONY America Variable Account L and the Company are set forth herein.

   The financial statements of MONY America Variable Account L and the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                                                         Page
                                                                                                                         -----
With respect to MONY America Variable Account L (MONY Variable Universal Life)
  Report of Independent Accountants.....................................................................................   F-3
  Statement of assets and liabilities as of December 31, 2002...........................................................   F-4
  Statement of operations for the period ended December 31, 2002........................................................  F-10
  Statement of changes in net assets for the period ended December 31, 2002 and December 31, 2001.......................  F-16
  Notes to financial Statements.........................................................................................  F-22
With respect to MONY America Variable Account L (MONY Survivorship Variable Universal Life)
  Report of Independent Accountants.....................................................................................  F-29
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-30
  Statement of operations for the period ended December 31, 2002........................................................  F-36
  Statement of changes in net assets for the period ended December 31, 2002 and December 31, 2001.......................  F-42
  Notes to financial Statements.........................................................................................  F-48
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
  Report of Independent Accountants.....................................................................................  F-55
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-56
  Statement of operations for the period ended December 31, 2002........................................................  F-64
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................  F-72
  Notes to financial Statements.........................................................................................  F-85
With respect to MONY America Variable Account L (MONY Custom Equity Master)
  Report of Independent Accountants.....................................................................................  F-93
  Statement of assets and liabilities as of December 31, 2002...........................................................  F-94
  Statement of operations for the period ended December 31, 2002........................................................ F-100
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................ F-106
  Notes to financial Statements......................................................................................... F-116
With respect to MONY America Variable Account L (MONY Custom Estate Master)
  Report of Independent Accountants..................................................................................... F-125
  Statement of assets and liabilities as of December 31, 2002........................................................... F-126
  Statement of operations for the period ended December 31, 2002........................................................ F-132
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................ F-138
  Notes to financial Statements......................................................................................... F-148
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
  Report of Independent Accountants..................................................................................... F-157
  Statement of assets and liabilities as of December 31, 2002........................................................... F-158
  Statement of operations for the year ended December 31, 2002.......................................................... F-164
  Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001........................ F-170
  Notes to financial Statements......................................................................................... F-180
With respect to MONY America Variable Account L (Combined)
  Report of Independent Accountants..................................................................................... F-189
  Combined statement of assets and liabilities as of December 31, 2002.................................................. F-190
  Combined statement of operations for the year ended December 31, 2002................................................. F-191
  Combined statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001............... F-192
  Notes to Combined Financial Statements................................................................................ F-193
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
  Report of Independent Accountants..................................................................................... F-198
  Statement of assets and liabilities as of December 31, 2001........................................................... F-199
  Statement of operations for the period ended December 31, 2001........................................................ F-205
  Statement of changes in net assets for the years ended December 31, 2001 and December 2000............................ F-211
  Notes to financial statements......................................................................................... F-224

                                                                                                                         Page
                                                                                                                         -----
With respect to MONY America Variable Account L (MONY Custom Equity Master)
  Report of Independent Accountants..................................................................................... F-229
  Statement of assets and liabilities as of December 31, 2001........................................................... F-230
  Statement of operations for the period ended December 31, 2001........................................................ F-234
  Statement of changes in net assets for the years ended December 31, 2001 and December 2000............................ F-238
  Notes to financial statements......................................................................................... F-247
With respect to MONY America Variable Account L (MONY Custom Estate Master)
  Report of Independent Accountants..................................................................................... F-252
  Statement of assets and liabilities as of December 31, 2001........................................................... F-253
  Statement of operations for the period ended December 31, 2001........................................................ F-257
  Statement of changes in net assets for the years ended December 31, 2001 and December 2000............................ F-262
  Notes to financial statements......................................................................................... F-270
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
  Report of Independent Accountants..................................................................................... F-274
  Statement of assets and liabilities as of December 31, 2001........................................................... F-275
  Statement of operations for the year ended December 31, 2001.......................................................... F-281
  Statement of changes in net assets for the years ended December 31, 2001 and December 2000............................ F-287
  Notes to financial statements......................................................................................... F-296
With respect to MONY America Variable Account L (Combined)
  Report of Independent Accountants..................................................................................... F-302
  Statement of assets and liabilities as of December 31, 2001........................................................... F-303
  Statement of operations for the year ended December 31, 2001.......................................................... F-304
  Statement of changes in net assets for the years ended December 31, 2001 and December 2000............................ F-305
  Notes to financial statements......................................................................................... F-306
With respect to MONY America Variable Account L (Corporate Sponsored Variable Universal Life)
  Report of Independent Accountants..................................................................................... F-310
  Statement of assets and liabilities as of December 31, 2000........................................................... F-312
  Statement of operations for the period ended December 31, 2000........................................................ F-318
  Statement of changes in net assets for the years ended December 31, 2000 and December 1999............................ F-324
  Notes to financial statements......................................................................................... F-336
With respect to MONY America Variable Account L (MONY Custom Equity Master)
  Report of Independent Accountants..................................................................................... F-339
  Statement of assets and liabilities as of December 31, 2000........................................................... F-340
  Statement of operations for the period ended December 31, 2000........................................................ F-344
  Statement of changes in net assets for the years ended December 31, 2000 and December 1999............................ F-348
  Notes to financial statements......................................................................................... F-356
With respect to MONY America Variable Account L (MONY Custom Estate Master)
  Report of Independent Accountants..................................................................................... F-359
  Statement of assets and liabilities as of December 31, 2000........................................................... F-360
  Statement of operations for the period ended December 31, 2000........................................................ F-364
  Statement of changes in net assets for the years ended December 31, 2000 and December 1999............................ F-368
  Notes to financial statements......................................................................................... F-376
With respect to MONY America Variable Account L (Strategist and MONYEquity Master)
  Report of Independent Accountants..................................................................................... F-379
  Statement of assets and liabilities as of December 31, 2000........................................................... F-381
  Statement of operations for the year ended December 31, 2000.......................................................... F-385
  Statement of changes in net assets for the years ended December 31, 2000 and December 1999............................ F-390
  Notes to financial statements......................................................................................... F-397
With respect to MONY Life Insurance Company of America
  Report of Independent Accountants..................................................................................... F-400
  Balance sheets as of December 31, 2002 and 2001....................................................................... F-401
  Statements of income and comprehensive income for the years ended December 31, 2002, 2001 and 2000.................... F-402
  Statements of changes in shareholder's equity for the years ended December 31, 2002, 2001 and 2000.................... F-403
  Statements of cash flows for the years ended December 31, 2002, 2001 and 2000......................................... F-404
  Notes to financial statements......................................................................................... F-405

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the

Contractholders of MONY America Variable Account L -- MONY Variable Universal
  Life



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MONY Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002



                                                      MONY Variable Universal Life
                               --------------------------------------------------------------------------
                                Alger American Fund              Enterprise Accumulation Trust
                               --------------------  ----------------------------------------------------
                                                       Equity   Growth and                   Global
                                Balanced   Mid Cap     Income     Income     Growth    Socially Responsive
                               Subaccount Subaccount Subaccount Subaccount Subaccount      Subaccount
                               ---------- ---------- ---------- ---------- ----------  -------------------
           ASSETS
Shares held in respective
  Funds.......................    25,961     16,011     41,109    142,421     291,772          5,774
                                ========   ========   ========   ========  ==========        =======
Investments at cost...........  $312,674   $225,787   $192,717   $646,109  $1,307,971        $50,754
                                ========   ========   ========   ========  ==========        =======
Investments in respective
  Funds, at net asset value...  $293,098   $199,337   $173,479   $562,562  $1,161,252        $49,481
Amount due from MONY America..       237      1,180        178      2,821       5,691              4
Amount due from respective
  Funds.......................        48         33          7         60         267              8
                                --------   --------   --------   --------  ----------        -------
       Total assets...........   293,383    200,550    173,664    565,443   1,167,210         49,493
                                --------   --------   --------   --------  ----------        -------
         LIABILITIES
Amount due to MONY America....       135         93         58        230         611             22
Amount due to respective Funds       237      1,180        178      2,821       5,691              4
                                --------   --------   --------   --------  ----------        -------
       Total liabilities......       372      1,273        236      3,051       6,302             26
                                --------   --------   --------   --------  ----------        -------
Net assets....................  $293,011   $199,277   $173,428   $562,392  $1,160,908        $49,467
                                ========   ========   ========   ========  ==========        =======
Net assets consist of:
  Contractholders' net
   payments...................  $310,992   $228,628   $192,093   $648,144  $1,313,028        $51,395
  Undistributed net
   investment income (loss)...     2,080       (331)     1,379      4,949       1,759            123
  Accumulated net realized
   gain (loss) on investments.      (485)    (2,570)      (806)    (7,154)     (7,160)          (778)
  Net unrealized appreciation
   (depreciation) of
   investments................   (19,576)   (26,450)   (19,238)   (83,547)   (146,719)        (1,273)
                                --------   --------   --------   --------  ----------        -------
Net assets....................  $293,011   $199,277   $173,428   $562,392  $1,160,908        $49,467
                                ========   ========   ========   ========  ==========        =======
Number of units outstanding*..    32,154     25,451     19,719     70,132     144,475          5,635
                                --------   --------   --------   --------  ----------        -------
Net asset value per unit
  outstanding*................  $   9.11   $   7.83   $   8.80   $   8.02  $     8.04        $  8.78
                                ========   ========   ========   ========  ==========        =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                    MONY Variable Universal Life
----------------------------------------------------------------------------------------------------
               Enterprise Accumulation Trust                    INVESCO Variable Investment Funds
------------------------------------------------------------ ---------------------------------------
           Multi-Cap  Small Company Small Company   Total    Financial    Health
 Managed     Growth      Growth         Value       Return    Services   Sciences  Telecommunications
Subaccount Subaccount  Subaccount    Subaccount   Subaccount Subaccount Subaccount     Subaccount
---------- ---------- ------------- ------------- ---------- ---------- ---------- ------------------
   28,643     22,060      99,964         76,293      48,485     6,005       8,513         9,363
 ========   ========    ========     ==========    ========   =======    ========       =======
 $477,184   $142,146    $618,790     $1,435,365    $488,808   $67,684    $127,717       $28,288
 ========   ========    ========     ==========    ========   =======    ========       =======

 $437,662   $121,550    $597,784     $1,309,194    $494,067   $63,057    $117,048       $25,654
    3,354        331       2,422          5,168       2,433       984          32             1
       46         14          68            190          46         9           1             2
 --------   --------    --------     ----------    --------   -------    --------       -------
  441,062    121,895     600,274      1,314,552     496,546    64,050     117,081        25,657
 --------   --------    --------     ----------    --------   -------    --------       -------
      177         50         245            577         180        27          36            10
    3,354        331       2,422          5,168       2,433       984          32             1
 --------   --------    --------     ----------    --------   -------    --------       -------
    3,531        381       2,667          5,745       2,613     1,011          68            11
 --------   --------    --------     ----------    --------   -------    --------       -------
 $437,531   $121,514    $597,607     $1,308,807    $493,933   $63,039    $117,013       $25,646
 ========   ========    ========     ==========    ========   =======    ========       =======
 $477,400   $145,131    $626,878     $1,408,024    $475,406   $68,304    $130,784       $30,306

    2,837       (208)       (843)        29,244      12,831       312        (187)          (45)

   (3,184)    (2,813)     (7,422)        (2,290)        437      (950)     (2,915)       (1,981)

  (39,522)   (20,596)    (21,006)      (126,171)      5,259    (4,627)    (10,669)       (2,634)
 --------   --------    --------     ----------    --------   -------    --------       -------
 $437,531   $121,514    $597,607     $1,308,807    $493,933   $63,039    $117,013       $25,646
 ========   ========    ========     ==========    ========   =======    ========       =======
   51,947     17,257      74,685        138,327      46,324     7,222      14,402         4,150
 --------   --------    --------     ----------    --------   -------    --------       -------
 $   8.42   $   7.04    $   8.00     $     9.46    $  10.66   $  8.73    $   8.13       $  6.18
 ========   ========    ========     ==========    ========   =======    ========       =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002



                                                    MONY Variable Universal Life
                               ---------------------------------------------------------------------
                                        Janus Aspen Series               Lord Abbett Series Fund
                               ------------------------------------  -------------------------------
                                 Capital     Flexible  International    Bond    Growth and  Mid-Cap
                               Appreciation   Income      Growth     Debenture    Income     Value
                                Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
                               ------------ ---------- ------------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................     20,695      14,622      16,605       17,831     20,921     29,844
                                 ========    ========    ========     ========   ========   ========
Investments at cost...........   $368,016    $182,382    $317,694     $186,624   $420,780   $428,776
                                 ========    ========    ========     ========   ========   ========
Investments in respective
  Funds, at net asset value...   $356,774    $187,455    $285,271     $188,647   $393,951   $413,637
Amount due from MONY America..        208       2,520         746           67         62      2,753
Amount due from respective
  Funds.......................         36           9          36            6         35        107
                                 --------    --------    --------     --------   --------   --------
       Total assets...........    357,018     189,984     286,053      188,720    394,048    416,497
                                 --------    --------    --------     --------   --------   --------
         LIABILITIES
Amount due to MONY America....        143          63         121           61        153        227
Amount due to respective Funds        208       2,520         746           67         62      2,753
                                 --------    --------    --------     --------   --------   --------
       Total liabilities......        351       2,583         867          128        215      2,980
                                 --------    --------    --------     --------   --------   --------
Net assets....................   $356,667    $187,401    $285,186     $188,592   $393,833   $413,517
                                 ========    ========    ========     ========   ========   ========
Net assets consist of:
  Contractholders' net
   payments...................   $369,208    $178,659    $320,628     $182,580   $422,498   $429,398
  Undistributed net
   investment income (loss)...         66       3,444         866        3,841      1,769      1,691
  Accumulated net realized
   gain (loss) on investments.     (1,365)        225      (3,885)         148     (3,605)    (2,433)
  Net unrealized appreciation
   (depreciation) of
   investments................    (11,242)      5,073     (32,423)       2,023    (26,829)   (15,139)
                                 --------    --------    --------     --------   --------   --------
Net assets....................   $356,667    $187,401    $285,186     $188,592   $393,833   $413,517
                                 ========    ========    ========     ========   ========   ========
Number of units outstanding*..     40,324      17,236      35,612       17,564     46,301     44,015
                                 --------    --------    --------     --------   --------   --------
Net asset value per unit
  outstanding*................   $   8.84    $  10.87    $   8.01     $  10.74   $   8.51   $   9.39
                                 ========    ========    ========     ========   ========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                          MONY Variable Universal Life
  ----------------------------------------------------------------------------
         MFS Variable Insurance Trust              MONY Series Fund, Inc.
  ------------------------------------------  --------------------------------
   Mid Cap      New       Total               Government    Long      Money
    Growth   Discovery    Return   Utilities  Securities Term Bond    Market
  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
  ---------- ---------- ---------- ---------- ---------- ---------- ----------
     46,673     14,618     34,308     3,162      73,112     30,490   1,388,475
   ========   ========   ========   =======    ========   ========  ==========
   $228,751   $174,309   $592,362   $37,768    $837,445   $411,582  $1,388,475
   ========   ========   ========   =======    ========   ========  ==========

   $210,496   $152,614   $588,036   $38,041    $864,189   $443,019  $1,388,475
        159         30        930        44       5,041      5,114      14,611
         18         15         19         0         210         50         712
   --------   --------   --------   -------    --------   --------  ----------
    210,673    152,659    588,985    38,085     869,440    448,183   1,403,798
   --------   --------   --------   -------    --------   --------  ----------
         79         61        191        11         460        178       1,097
        159         30        930        44       5,041      5,114      14,611
   --------   --------   --------   -------    --------   --------  ----------
        238         91      1,121        55       5,501      5,292      15,708
   --------   --------   --------   -------    --------   --------  ----------
   $210,435   $152,568   $587,864   $38,030    $863,939   $442,891  $1,388,090
   ========   ========   ========   =======    ========   ========  ==========
   $239,800   $176,814   $595,782   $38,617    $837,523   $409,391  $1,382,563
       (314)      (256)     1,132       143         (88)      (271)      5,527
    (10,796)    (2,295)    (4,724)   (1,003)       (240)     2,334           0
    (18,255)   (21,695)    (4,326)      273      26,744     31,437           0
   --------   --------   --------   -------    --------   --------  ----------
   $210,435   $152,568   $587,864   $38,030    $863,939   $442,891  $1,388,090
   ========   ========   ========   =======    ========   ========  ==========
     32,344     20,466     61,114     4,366      81,889     39,385     137,399
   --------   --------   --------   -------    --------   --------  ----------
   $   6.51   $   7.46   $   9.62   $  8.71    $  10.55   $  11.24  $    10.10
   ========   ========   ========   =======    ========   ========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002



                                                                             MONY Variable Universal Life
                                                               ------------------------------------------------------------
                                                                                                       PBHG Insurance Series
                                                               The Universal Institutional Funds, Inc.         Funds
                                                               --------------------------------------  --------------------
                                                                Emerging
                                                                Markets        Global      U.S. Real    Mid-Cap     Select
                                                                 Equity     Value Equity     Estate      Value      Value
                                                               Subaccount    Subaccount    Subaccount  Subaccount Subaccount
                           ASSETS
Shares held in respective Funds...............................    17,316        7,965         21,639      51,552     19,709
                                                                ========      =======       ========    ========   ========
Investments at cost...........................................  $112,989      $87,187       $262,265    $584,233   $273,539
                                                                ========      =======       ========    ========   ========
Investments in respective Funds, at net asset value...........  $104,591      $78,371       $245,165    $561,912   $236,512
Amount due from MONY America..................................        11           20          6,842       3,786         42
Amount due from respective Funds..............................        18            3            134          95         10
                                                                --------      -------       --------    --------   --------
       Total assets...........................................   104,620       78,394        252,141     565,793    236,564
                                                                --------      -------       --------    --------   --------
                         LIABILITIES
Amount due to MONY America....................................        48           23            203         264         80
Amount due to respective Funds................................        11           20          6,842       3,786         42
                                                                --------      -------       --------    --------   --------
       Total liabilities......................................        59           43          7,045       4,050        122
                                                                --------      -------       --------    --------   --------
Net assets....................................................  $104,561      $78,351       $245,096    $561,743   $236,442
                                                                ========      =======       ========    ========   ========
Net assets consist of:
  Contractholders' net payments...............................  $113,679      $86,232       $251,465    $587,112   $273,502
  Undistributed net investment income (loss)..................      (146)       1,572         11,619        (812)     1,806
  Accumulated net realized gain (loss) on investments.........      (574)        (637)          (888)     (2,236)    (1,839)
  Net unrealized appreciation (depreciation) of investments...    (8,398)      (8,816)       (17,100)    (22,321)   (37,027)
                                                                --------      -------       --------    --------   --------
Net assets....................................................  $104,561      $78,351       $245,096    $561,743   $236,442
                                                                ========      =======       ========    ========   ========
Number of units outstanding*..................................    11,791        9,235         24,599      63,899     29,564
                                                                --------      -------       --------    --------   --------
Net asset value per unit outstanding*.........................  $   8.87      $  8.48       $   9.96    $   8.79   $   8.00
                                                                ========      =======       ========    ========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                          MONY Variable Universal Life
                 ----------------------------------------------
                         PIMCO Variable Insurance Trust
                 ---------------------------------------------
                                        StocksPlus
                   Global                 Growth
                    Bond    Real Return and Income
                 Subaccount Subaccount  Subaccount    Total
                 ---------- ----------- ---------- -----------
                    24,171      68,819    101,634
                  ========   =========   ========
                  $264,481   $ 787,382   $781,306  $14,850,340
                  ========   =========   ========  ===========
                  $282,559   $ 818,949   $736,847  $14,180,736
                     2,900       8,045      2,875       81,642
                        14          63        118        2,507
                  --------   ---------   --------  -----------
                   285,473     827,057    739,840   14,264,885
                  --------   ---------   --------  -----------
                        95         292        341        6,642
                     2,900       8,045      2,875       81,642
                  --------   ---------   --------  -----------
                     2,995       8,337      3,216       88,284
                  --------   ---------   --------  -----------
                  $282,478   $ 818,720   $736,624  $14,176,601
                  ========   =========   ========  ===========
                  $259,064   $ 766,702   $781,829  $14,809,559
                     3,466      13,907     10,913      113,775
                     1,870       6,544    (11,659)     (77,129)
                    18,078      31,567    (44,459)    (669,604)
                  --------   ---------   --------  -----------
                  $282,478   $ 818,720   $736,624  $14,176,601
                  ========   =========   ========  ===========
                    23,589      70,548     87,575
                  --------   ---------   --------
                  $  11.97   $   11.60   $   8.41
                  ========   =========   ========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS


                                                                MONY Variable Universal Life
                               ---------------------------------------------------------------------------------------------
                                    Alger American Fund                       Enterprise Accumulation Trust
                               ----------------------------  ---------------------------------------------------------------
                                                                 Equity       Growth and                        Global
                                  Balanced       Mid Cap         Income         Income         Growth     Socially Responsive
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
                               -------------- -------------- -------------- -------------- -------------- -------------------
                               For the period For the period For the period For the period For the period   For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,      February 21,
                                   2002**         2002**         2002**         2002**         2002**           2002**
                                  through        through        through        through        through           through
                                December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
                                    2002           2002           2002           2002           2002             2002
                               -------------- -------------- -------------- -------------- -------------- -------------------
Dividend income...............    $  2,620       $      0       $  1,674       $  5,987      $   3,660          $   180
Distribution from net
  realized gains..............           0              0              0              0              0                0
Mortality and expense risk
  charges.....................        (540)          (331)          (295)        (1,038)        (1,901)             (57)
                                  --------       --------       --------       --------      ---------          -------
Net investment income (loss)..       2,080           (331)         1,379          4,949          1,759              123
                                  --------       --------       --------       --------      ---------          -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        (485)        (2,570)          (806)        (7,154)        (7,160)            (778)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (19,576)       (26,450)       (19,238)       (83,547)      (146,719)          (1,273)
                                  --------       --------       --------       --------      ---------          -------
Net realized and unrealized
  gain (loss) on investments..     (20,061)       (29,020)       (20,044)       (90,701)      (153,879)          (2,051)
                                  --------       --------       --------       --------      ---------          -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(17,981)      $(29,351)      $(18,665)      $(85,752)     $(152,120)         $(1,928)
                                  ========       ========       ========       ========      =========          =======

----------
** Commencement of operations

                      See notes to financial statements.

                                               MONY Variable Universal Life
---------------------------------------------------------------------------------------------------------------------------
               Enterprise Accumulation Trust                               INVESCO Variable Investment Funds
----------------------------------------------------------  --------------------------------------------------------------
   Managed       Multi-Cap    Small Company  Small Company      Total        Financial        Health     Telecommunications
  Subaccount       Growth         Growth         Value          Return        Services       Sciences        Subaccount
For the period For the period For the period For the period For the period For the period For the period   For the period
 February 6,    February 8,    February 6,    February 6,    February 7,    February 8,    February 8,      February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**           2002**
   through        through        through        through        through        through        through          through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
     2002           2002           2002           2002           2002           2002           2002             2002
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
   $  3,592       $      0       $      0      $   3,665       $ 5,988        $   408        $      0         $     0

          0              0              0         27,689         7,444              0               0               0
       (755)          (208)          (843)        (2,110)         (601)           (96)           (187)            (45)
   --------       --------       --------      ---------       -------        -------        --------         -------
      2,837           (208)          (843)        29,244        12,831            312            (187)            (45)
   --------       --------       --------      ---------       -------        -------        --------         -------


     (3,184)        (2,813)        (7,422)        (2,290)          437           (950)         (2,915)         (1,981)

    (39,522)       (20,596)       (21,006)      (126,171)        5,259         (4,627)        (10,669)         (2,634)
   --------       --------       --------      ---------       -------        -------        --------         -------

    (42,706)       (23,409)       (28,428)      (128,461)        5,696         (5,577)        (13,584)         (4,615)
   --------       --------       --------      ---------       -------        -------        --------         -------

   $(39,869)      $(23,617)      $(29,271)     $ (99,217)      $18,527        $(5,265)       $(13,771)        $(4,660)
   ========       ========       ========      =========       =======        =======        ========         =======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                             MONY Variable Universal Life
                               ----------------------------------------------------------------------------------------
                                            Janus Aspen Series                        Lord Abbett Series Fund
                               -------------------------------------------  -------------------------------------------
                                  Capital        Flexible    International       Bond        Growth and      Mid-Cap
                                Appreciation      Income         Growth       Debenture        Income         Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............    $    516        $3,700        $  1,297        $3,704        $  2,290       $  2,240
Distribution from net
  realized gains..............           0             0               0           442              51              0
Mortality and expense risk
  charges.....................        (450)         (256)           (431)         (305)           (572)          (549)
                                  --------        ------        --------        ------        --------       --------
Net investment income (loss)..          66         3,444             866         3,841           1,769          1,691
                                  --------        ------        --------        ------        --------       --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................      (1,365)          225          (3,885)          148          (3,605)        (2,433)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (11,242)        5,073         (32,423)        2,023         (26,829)       (15,139)
                                  --------        ------        --------        ------        --------       --------
Net realized and unrealized
  gain (loss) on investments..     (12,607)        5,298         (36,308)        2,171         (30,434)       (17,572)
                                  --------        ------        --------        ------        --------       --------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(12,541)       $8,742        $(35,442)       $6,012        $(28,665)      $(15,881)
                                  ========        ======        ========        ======        ========       ========

----------
** Commencement of operations

                      See notes to financial statements.

                                      MONY Variable Universal Life
--------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New                                       Government        Long          Money
    Growth       Discovery     Total Return    Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $      0       $      0       $ 1,054        $   192        $ 1,230        $   374        $ 7,295
          0              0           835              0              0              0              0
       (314)          (256)         (757)           (49)        (1,318)          (645)        (1,768)
   --------       --------       -------        -------        -------        -------        -------
       (314)          (256)        1,132            143            (88)          (271)         5,527
   --------       --------       -------        -------        -------        -------        -------

    (10,796)        (2,295)       (4,724)        (1,003)          (240)         2,334              0

    (18,255)       (21,695)       (4,326)           273         26,744         31,437              0
   --------       --------       -------        -------        -------        -------        -------
    (29,051)       (23,990)       (9,050)          (730)        26,504         33,771              0
   --------       --------       -------        -------        -------        -------        -------
   $(29,365)      $(24,246)      $(7,918)       $  (587)       $26,416        $33,500        $ 5,527
   ========       ========       =======        =======        =======        =======        =======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)



                                             MONY Variable Universal Life
                               --------------------------------------------------------
                                        The Universal Institutional Funds, Inc.
                               --------------------------------------------------------
                                    Emerging            Global            U.S. Real
                                 Markets Equity      Value Equity           Estate
                                   Subaccount         Subaccount          Subaccount
                               ------------------ ------------------- ------------------
                                 For the period     For the period      For the period
                               February 7, 2002** February 20, 2002** February 7, 2002**
                                    through             through            through
                               December 31, 2002   December 31, 2002  December 31, 2002
-                              ------------------ ------------------- ------------------
Dividend income...............      $     0             $   804            $  7,436
Distribution from net
  realized gains..............            0                 861               4,499
Mortality and expense risk
  charges.....................         (146)                (93)               (316)
                                    -------             -------            --------
Net investment income (loss)..         (146)              1,572              11,619
                                    -------             -------            --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................         (574)               (637)               (888)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       (8,398)             (8,816)            (17,100)
                                    -------             -------            --------
Net realized and unrealized
  gain (loss) on investments..       (8,972)             (9,453)            (17,988)
                                    -------             -------            --------
Net increase (decrease) in
  net assets resulting from
  operations..................      $(9,118)            $(7,881)           $ (6,369)
                                    =======             =======            ========

----------
** Commencement of operations

                      See notes to financial statements.

                                      MONY Variable Universal Life
--------------------------------------------------------------------------------------------------------
           PBHG Insurance
            Series Funds                           PIMCO Variable Insurance Trust
------------------------------------  -------------------------------------------------------
     Mid-Cap             Select             Global          Real Return         StocksPlus
      Value              Value               Bond               Bond        Growth and Income
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
------------------ ------------------ ------------------     ----------     ------------------
  For the period     For the period     For the period     For the period     For the period
February 7, 2002** February 8, 2002** February 8, 2002** February 8, 2002** February 8, 2002**
     through            through            through            through            through
December 31, 2002  December 31, 2002  December 31, 2002  December 31, 2002  December 31, 2002    Total
-----------------  -----------------  -----------------  -----------------  -----------------  ---------
     $      0           $  2,240           $ 2,697            $13,565            $ 11,968      $  90,376
            0                  0             1,124              1,438                   0         44,383
         (812)              (434)             (355)            (1,096)             (1,055)       (20,984)
     --------           --------           -------            -------            --------      ---------
         (812)             1,806             3,466             13,907              10,913        113,775
     --------           --------           -------            -------            --------      ---------
       (2,236)            (1,839)            1,870              6,544             (11,659)       (77,129)
      (22,321)           (37,027)           18,078             31,567             (44,459)      (669,604)
     --------           --------           -------            -------            --------      ---------
      (24,557)           (38,866)           19,948             38,111             (56,118)      (746,733)
     --------           --------           -------            -------            --------      ---------
     $(25,369)          $(37,060)          $23,414            $52,018            $(45,205)     $(632,958)
     ========           ========           =======            =======            ========      =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                             MONY Variable Universal Life
                               ----------------------------------------------------------------------------------------
                                    Alger American Fund                     Enterprise AccumulationTrust
                               ----------------------------  ----------------------------------------------------------
                                                                                                              Global
                                                                 Equity       Growth and                     Socially
                                  Balanced       Mid Cap         Income         Income         Growth       Responsive
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 7,    February 7,    February 7,    February 6,    February 6,    February 21,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).    $  2,080       $   (331)      $  1,379      $   4,949      $    1,759      $    123
 Net realized gain (loss) on
   investments................        (485)        (2,570)          (806)        (7,154)         (7,160)         (778)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (19,576)       (26,450)       (19,238)       (83,547)       (146,719)       (1,273)
                                  --------       --------       --------      ---------      ----------      --------
Net increase (decrease) in
 net assets resulting from
 operations...................     (17,981)       (29,351)       (18,665)       (85,752)       (152,120)       (1,928)
                                  --------       --------       --------      ---------      ----------      --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     356,680        267,960        223,672        748,711       1,521,666        63,934
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (45,688)       (39,332)       (31,579)      (100,567)       (208,638)      (12,539)
                                  --------       --------       --------      ---------      ----------      --------
Net increase from unit
 transactions.................     310,992        228,628        192,093        648,144       1,313,028        51,395
                                  --------       --------       --------      ---------      ----------      --------
Net increase in net assets....     293,011        199,277        173,428        562,392       1,160,908        49,467
Net assets beginning of period           0              0              0              0               0             0
                                  --------       --------       --------      ---------      ----------      --------
Net assets end of period*.....    $293,011       $199,277       $173,428      $ 562,392      $1,160,908      $ 49,467
                                  ========       ========       ========      =========      ==========      ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0               0             0
Units issued during the period      37,234         31,073         23,222         82,984         169,217         7,010
Units redeemed during the
 period.......................      (5,080)        (5,622)        (3,503)       (12,852)        (24,742)       (1,375)
                                  --------       --------       --------      ---------      ----------      --------
Units outstanding end of
 period.......................      32,154         25,451         19,719         70,132         144,475         5,635
                                  ========       ========       ========      =========      ==========      ========
----------
* Includes undistributed net
 investment income (loss) of:     $  2,080       $   (331)      $  1,379      $   4,949      $    1,759      $    123
                                  ========       ========       ========      =========      ==========      ========

** Commencement of operations

                      See notes to financial statements.

                                               MONY Variable Universal Life
--------------------------------------------------------------------------------------------------------------------------
                       Enterprise AccumulationTrust                               INVESCO Variable Investment Funds
-------------------------------------------------------------------------  -----------------------------------------------
                                  Small          Small
                 Multi-Cap       Company        Company         Total        Financial        Health
   Managed         Growth         Growth         Value          Return        Services       Sciences    Telecommunications
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount       Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
For the period For the period For the period For the period For the period For the period For the period   For the period
 February 6,    February 8,    February 6,    February 6,    February 7,    February 8,    February 8,      February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**           2002**
   through        through        through        through        through        through        through          through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,     December 31,
     2002           2002           2002           2002           2002           2002           2002             2002
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------------
   $  2,837       $   (208)      $   (843)     $   29,244      $ 12,831       $    312       $   (187)        $    (45)
     (3,184)        (2,813)        (7,422)         (2,290)          437           (950)        (2,915)          (1,981)
    (39,522)       (20,596)       (21,006)       (126,171)        5,259         (4,627)       (10,669)          (2,634)
   --------       --------       --------      ----------      --------       --------       --------         --------
    (39,869)       (23,617)       (29,271)        (99,217)       18,527         (5,265)       (13,771)          (4,660)
   --------       --------       --------      ----------      --------       --------       --------         --------
    551,926        189,359        720,962       1,614,616       547,451         84,418        168,174           42,764
    (74,526)       (44,228)       (94,084)       (206,592)      (72,045)       (16,114)       (37,390)         (12,458)
   --------       --------       --------      ----------      --------       --------       --------         --------
    477,400        145,131        626,878       1,408,024       475,406         68,304        130,784           30,306
   --------       --------       --------      ----------      --------       --------       --------         --------
    437,531        121,514        597,607       1,308,807       493,933         63,039        117,013           25,646
          0              0              0               0             0              0              0                0
   --------       --------       --------      ----------      --------       --------       --------         --------
   $437,531       $121,514       $597,607      $1,308,807      $493,933       $ 63,039       $117,013         $ 25,646
   ========       ========       ========      ==========      ========       ========       ========         ========
          0              0              0               0             0              0              0                0
     61,295         22,516         86,877         159,984        53,344          9,283         19,037            5,856
     (9,348)        (5,259)       (12,192)        (21,657)       (7,020)        (2,061)        (4,635)          (1,706)
   --------       --------       --------      ----------      --------       --------       --------         --------
     51,947         17,257         74,685         138,327        46,324          7,222         14,402            4,150
   ========       ========       ========      ==========      ========       ========       ========         ========

   $  2,837       $   (208)      $   (843)     $   29,244      $ 12,831       $    312       $   (187)        $    (45)
   ========       ========       ========      ==========      ========       ========       ========         ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                             MONY Variable Universal Life
                               ----------------------------------------------------------------------------------------
                                            Janus Aspen Series                        Lord Abbett Series Fund
                               -------------------------------------------  -------------------------------------------
                                  Capital        Flexible    International       Bond        Growth and      Mid-Cap
                                Appreciation      Income         Growth       Debenture        Income         Value
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 6,    February 8,    February 7,    February 7,    February 7,    February 8,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).    $     66       $  3,444       $    866       $  3,841       $  1,769       $  1,691
 Net realized gain (loss) on
   investments................      (1,365)           225         (3,885)           148         (3,605)        (2,433)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (11,242)         5,073        (32,423)         2,023        (26,829)       (15,139)
                                  --------       --------       --------       --------       --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................     (12,541)         8,742        (35,442)         6,012        (28,665)       (15,881)
                                  --------       --------       --------       --------       --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     417,558        203,723        373,577        206,362        495,818        489,468
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (48,350)       (25,064)       (52,949)       (23,782)       (73,320)       (60,070)
                                  --------       --------       --------       --------       --------       --------
Net increase from unit
 transactions.................     369,208        178,659        320,628        182,580        422,498        429,398
                                  --------       --------       --------       --------       --------       --------
Net increase in net assets....     356,667        187,401        285,186        188,592        393,833        413,517
Net assets beginning of period           0              0              0              0              0              0
                                  --------       --------       --------       --------       --------       --------
Net assets end of period*.....    $356,667       $187,401       $285,186       $188,592       $393,833       $413,517
                                  ========       ========       ========       ========       ========       ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0              0              0
Units issued during the period      46,296         19,781         42,099         20,113         54,336         51,007
Units redeemed during the
 period.......................      (5,972)        (2,545)        (6,487)        (2,549)        (8,035)        (6,992)
                                  --------       --------       --------       --------       --------       --------
Units outstanding end of
 period.......................      40,324         17,236         35,612         17,564         46,301         44,015
                                  ========       ========       ========       ========       ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                            $     66       $  3,444       $    866       $  3,841       $  1,769       $  1,691
                                  ========       ========       ========       ========       ========       ========

** Commencement of operations

                      See notes to financial statements.

                                      MONY Variable Universal Life
-------------------------------------------------------------------------------------------------------
               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New           Total                       Government        Long          Money
    Growth       Discovery        Return       Utilities      Securities     Term Bond        Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period
 February 8,    February 7,    February 8,    February 7,    February 7,    February 7,    February 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $   (314)      $   (256)     $   1,132       $    143      $     (88)      $   (271)     $    5,527
    (10,796)        (2,295)        (4,724)        (1,003)          (240)         2,334               0
    (18,255)       (21,695)        (4,326)           273         26,744         31,437               0
   --------       --------      ---------       --------      ---------       --------      ----------
    (29,365)       (24,246)        (7,918)          (587)        26,416         33,500           5,527
   --------       --------      ---------       --------      ---------       --------      ----------
    282,633        204,974        699,596         48,895        948,723        476,989       2,363,027
    (42,833)       (28,160)      (103,814)       (10,278)      (111,200)       (67,598)       (980,464)
   --------       --------      ---------       --------      ---------       --------      ----------
    239,800        176,814        595,782         38,617        837,523        409,391       1,382,563
   --------       --------      ---------       --------      ---------       --------      ----------
    210,435        152,568        587,864         38,030        863,939        442,891       1,388,090
          0              0              0              0              0              0               0
   --------       --------      ---------       --------      ---------       --------      ----------
   $210,435       $152,568      $ 587,864       $ 38,030      $ 863,939       $442,891      $1,388,090
   ========       ========      =========       ========      =========       ========      ==========
          0              0              0              0              0              0               0
     39,381         24,427         72,456          5,528         92,981         46,806         239,791
     (7,037)        (3,961)       (11,342)        (1,162)       (11,092)        (7,421)       (102,392)
   --------       --------      ---------       --------      ---------       --------      ----------
     32,344         20,466         61,114          4,366         81,889         39,385         137,399
   ========       ========      =========       ========      =========       ========      ==========

   $   (314)      $   (256)     $   1,132       $    143      $     (88)      $   (271)     $    5,527
   ========       ========      =========       ========      =========       ========      ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                             MONY Variable Universal Life
                               --------------------------------------------------------
                                        The Universal Institutional Funds, Inc.
                               --------------------------------------------------------
                                 Emerging Markets
                                     Equity       Global Value Equity  U.S. Real Estate
                                   Subaccount         Subaccount          Subaccount
                               ------------------ ------------------- ------------------
                                 For the period     For the period      For the period
                               February 7, 2002** February 20, 2002** February 7, 2002**
                                    through             through            through
                               December 31, 2002   December 31, 2002  December 31, 2002
                               ------------------ ------------------- ------------------
From operations:
 Net investment income (loss).      $   (146)          $  1,572            $ 11,619
 Net realized gain (loss) on
   investments................          (574)              (637)               (888)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................        (8,398)            (8,816)            (17,100)
                                    --------           --------            --------
Net increase (decrease) in
 net assets resulting from
 operations...................        (9,118)            (7,881)             (6,369)
                                    --------           --------            --------
From unit transactions:
 Net proceeds from the
   issuance of units..........       133,151             96,233             292,916
 Net asset value of units
   redeemed or used to meet
   contract obligations.......       (19,472)           (10,001)            (41,451)
                                    --------           --------            --------
Net increase from unit
 transactions.................       113,679             86,232             251,465
                                    --------           --------            --------
Net increase in net assets....       104,561             78,351             245,096
Net assets beginning of period             0                  0                   0
                                    --------           --------            --------
Net assets end of period*.....      $104,561           $ 78,351            $245,096
                                    ========           ========            ========
Unit transactions:
Units outstanding beginning
 of period....................             0                  0                   0
Units issued during the period        14,041             10,548              29,074
Units redeemed during the
 period.......................        (2,250)            (1,313)             (4,475)
                                    --------           --------            --------
Units outstanding end of
 period.......................        11,791              9,235              24,599
                                    ========           ========            ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                              $   (146)          $  1,572            $ 11,619
                                    ========           ========            ========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Variable Universal Life
----------------------------------------------------------------------------------------------------------
     PBHG Insurance Series Fund                    PIMCO Variable Insurance Trust
------------------------------------  -------------------------------------------------------
                                                                                StocksPlus
  Mid-Cap Value       Select Value       Global Bond      Real Return Bond  Growth and Income
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
------------------ ------------------ ------------------ ------------------ ------------------
  For the period     For the period     For the period     For the period     For the period
February 7, 2002** February 8, 2002** February 8, 2002** February 8, 2002** February 8, 2002**
     through            through            through            through            through
December 31, 2002  December 31, 2002  December 31, 2002  December 31, 2002  December 31, 2002     Total
-----------------  ------------------ ------------------ ------------------ ------------------ -----------
     $   (812)          $  1,806           $  3,466          $  13,907          $  10,913      $   113,775
       (2,236)            (1,839)             1,870              6,544            (11,659)         (77,129)
      (22,321)           (37,027)            18,078             31,567            (44,459)        (669,604)
     --------           --------           --------          ---------          ---------      -----------
      (25,369)           (37,060)            23,414             52,018            (45,205)        (632,958)
     --------           --------           --------          ---------          ---------      -----------
      676,336            299,416            289,080            905,860            924,003       17,930,631
      (89,224)           (25,914)           (30,016)          (139,158)          (142,174)      (3,121,072)
     --------           --------           --------          ---------          ---------      -----------
      587,112            273,502            259,064            766,702            781,829       14,809,559
     --------           --------           --------          ---------          ---------      -----------
      561,743            236,442            282,478            818,720            736,624       14,176,601
            0                  0                  0                  0                  0                0
     --------           --------           --------          ---------          ---------      -----------
     $561,743           $236,442           $282,478          $ 818,720          $ 736,624      $14,176,601
     ========           ========           ========          =========          =========      ===========
            0                  0                  0                  0                  0
       74,527             32,920             27,257             86,191            104,797
      (10,628)            (3,356)            (3,668)           (15,643)           (17,222)
     --------           --------           --------          ---------          ---------
       63,899             29,564             23,589             70,548             87,575
     ========           ========           ========          =========          =========

     $   (812)          $  1,806           $  3,466          $  13,907          $  10,913      $   113,775
     ========           ========           ========          =========          =========      ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life, and Survivorship Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").


   For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Variable Universal Life) is presented here.


   There are thirty-five MONY Variable Universal Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American Fund, Invesco Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, PBHG Insurance Series Funds, The Universal Institutional Funds, Inc. or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end diversified management investment companies. The Fund and Enterprise are affiliated with MONY.


   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.


   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Variable Universal Life Subaccounts for the period ended December 31, 2002 aggregated $1,621,016.



   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Variable Universal Life subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.


   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.


   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $1,973 in aggregate from certain Funds in connection with MONY Variable Universal Life subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:


                                              Cost of
                                          Shares Acquired       Proceeds from
 MONY Variable Universal Life         (excludes reinvestments) Shares Redeemed
 ----------------------------         ------------------------ ---------------
 The Alger American Fund

 Balanced Portfolio..................        $  318,939           $  8,400
 Mid Cap Growth Portfolio............           239,944             11,587

 Enterprise Accumulation Trust

 Equity Income Portfolio.............           198,320              6,471
 Growth and Income Portfolio.........           680,590             33,314
 Growth Portfolio....................         1,344,626             33,155
 Global Socially Responsive Portfolio            58,412              7,060
 Managed Portfolio...................           496,192             19,416
 Multi-Cap Growth Portfolio..........           162,710             17,751
 Small Company Growth Portfolio......           647,658             21,446
 Small Company Value Portfolio.......         1,423,705             17,404
 Total Return Portfolio..............           512,856             37,917

 INVESCO Variable Insurance Funds

 Financial Services Portfolio........            74,420              6,194
 Health Sciences Portfolio...........           149,508             18,876
 Telecommunications Portfolio........            35,546              5,277

 Janus Aspen Series

 Capital Appreciation Portfolio......           382,157             13,292
 Flexible Income Portfolio...........           185,443              6,986
 International Growth Portfolio......           332,138             11,856

 Lord Abbott Series Funds

 Bond Debenture Portfolio............           190,624              8,294
 Growth and Income Portfolio.........           440,094             18,050
 Mid-Cap Value Portfolio.............           449,368             20,399

 MFS Variable Insurance Trust

 Mid Cap Growth Portfolio............           257,529             17,982
 New Discovery Portfolio.............           183,078              6,474
 Total Return Portfolio..............           627,822             32,625
 Utilities Portfolio.................            42,684              4,105

 MONY Series Funds Inc.

 Government Securities Portfolio.....           860,484             24,029
 Long Term Bond Portfolio............           436,740             27,866
 Money Market Portfolio..............         2,086,841            705,661

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)

                                                Cost of      Proceeds from
    MONY Variable Universal Life            Shares Acquired Shares Redeemed
    ----------------------------            --------------- ---------------

    The Universal Institutional Funds, Inc.

    Emerging Markets Equity Portfolio......    $116,914         $ 3,351
    Global Value Equity Portfolio..........      89,306           3,147
    U.S. Real Estate Portfolio.............     261,389          10,171

    PBHG Insurance Series Funds

    Mid Cap Value Portfolio................     602,424          15,955
    Select Value Portfolio.................     282,077           8,939

    PIMCO Variable Insurance Trust

    Global Bond Portfolio..................     276,452          17,662
    Real Return Portfolio..................     857,583          91,748
    StocksPlus Growth and Income Portfolio.     829,319          48,322

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:


                                               At December 31, 2002      For the period ended December 31, 2002
                                          ------------------------------ -----------------------------------
                                                                         Investment
                                                              Net Assets   Income                       Total
MONY Variable Universal Life               Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------              ------- ----------- ---------- ----------   --------------- ---------

Alger American Fund

Balanced Subaccount (1)..................  32,154   $ 9.11      $  293      1.70%(^)       0.35%(^)     (8.90)%
Mid Cap Subaccount (1)...................  25,451     7.83         199      0.00(^)        0.35%(^)    (21.70)

Enterprise Accumulation Trust

Equity Income Subaccount (1).............  19,719     8.80         173      1.99(^)        0.35%(^)    (12.00)
Growth and Income Subaccount (2).........  70,132     8.02         562      2.02(^)        0.35%(^)    (19.80)
Growth Subaccount (2).................... 144,475     8.04       1,161      0.67(^)        0.35%(^)    (19.60)
Global Socially Responsive Subaccount (3)   5,635     8.78          49      1.11(^)        0.35%(^)    (12.20)
Managed Subaccount (2)...................  51,947     8.42         438      1.67(^)        0.35%(^)    (15.80)
Multi-Cap Growth Subaccount (4)..........  17,257     7.04         122      0.00(^)        0.35%(^)    (29.60)
Small Company Growth Subaccount (2)......  74,685     8.00         598      0.00(^)        0.35%(^)    (20.00)
Small Company Value Subaccount (2)....... 138,327     9.46       1,309      0.61(^)        0.35%(^)     (5.40)
Total Return Subaccount (1)..............  46,324    10.66         494      3.49(^)        0.35%(^)      6.60

INVESCO Variable Investment Funds

Financial Services Subaccount (4)........   7,222     8.73          63      1.49(^)        0.35%(^)    (12.70)
Health Sciences Subaccount (4)...........  14,402     8.13         117      0.00(^)        0.35%(^)    (18.70)
Telecommunications Subaccount (1)........   4,150     6.18          26      0.00(^)        0.35%(^)    (38.20)

Janus Aspen Series

Capital Appreciation Subaccount (2)......  40,324     8.84         357      0.40(^)        0.35%(^)    (11.60)
Flexible Income Subaccount (4)...........  17,236    10.87         187      5.06(^)        0.35%(^)      8.70
International Growth Subaccount (1)......  35,612     8.01         285      1.05(^)        0.35%(^)    (19.90)

Lord Abbet Series Funds

Bond Debenture Subaccount (1)............  17,564    10.74         189      4.25(^)        0.35%(^)      7.40
Growth and Income Subaccount (1).........  46,301     8.51         394      1.40(^)        0.35%(^)    (14.90)
Mid-Cap Value Subaccount (4).............  44,015     9.39         414      1.43(^)        0.35%(^)     (6.10)

MFS Variable Insurance Trust

Mid Cap Growth Subaccount (4)............  32,344     6.51         210      0.00(^)        0.35%(^)    (34.90)
New Discovery Subaccount (1).............  20,466     7.46         153      0.00(^)        0.35%(^)    (25.40)
Total Return Subaccount (4)..............  61,114     9.62         588      0.49(^)        0.35%(^)     (3.80)
Utilities Subaccount (1).................   4,366     8.71          38      1.37(^)        0.35%(^)    (12.90)

MONY Series Fund, Inc.

Government Securities Subaccount (1).....  81,889    10.55         864      0.33(^)        0.35%(^)      5.50
Long Term Bond Subaccount (1)............  39,385    11.24         443      0.20(^)        0.35%(^)     12.40
Money Market Subaccount (1).............. 137,399    10.10       1,388      1.44(^)        0.35%(^)      1.00

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)


                                                At December 31, 2002       For the year ended December 31, 2002
                                            ----------------------------- ------------------------------------
                                                                          Investment
                                                               Net Assets   Income                       Total
MONY Variable Universal Life                Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------                ------ ----------- ---------- ----------   --------------- ---------

The Universal Institutional Funds, Inc.

Emerging Markets Equity Subaccount (1)..... 11,791   $ 8.87       $105       0.00%(/\)      0.35%(/\)   (11.30)%
Global Value Equity Subaccount (5).........  9,235     8.48         78       3.03(/\)       0.35%(/\)   (15.20)
U.S. Real Estate Subaccount (1)............ 24,599     9.96        245       8.24(/\)       0.35%(/\)    (0.40)

PBHG Insurance

Mid Cap Value Subaccount (1)............... 63,899     8.79        562       0.00(/\)       0.35%(/\)   (12.10)
Select Value Subaccount (4)................ 29,564     8.00        236       1.81(/\)       0.35%(/\)   (20.00)

PIMCO Variable Insurance Trust

Global Bond Subaccount (4)................. 23,589    11.97        283       2.66(/\)       0.35%(/\)    19.70
Real Return Subaccount (4)................. 70,548    11.60        819       4.33(/\)       0.35%(/\)    16.00
StocksPlus Growth and Income Subaccount (4) 87,575     8.41        737       3.97(/\)       0.35%(/\)   (15.90)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period February 7, 2002 (commencement of operations) through December 31, 2002.
(2)For the period February 6, 2002 (commencement of operations) through December 31, 2002.
(3)For the period February 21, 2002 (commencement of operations) through December 31, 2002.
(4)For the period February 8, 2002 (commencement of operations) through December 31, 2002.
(5)For the period February 20, 2002 (commencement of operations) through December 31, 2002.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Survivorship
  Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MONY Survivorship Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                   MONY Survivorship Variable Universal Life
                                  --------------------------------------------
                                                        Enterprise Accumulation
                                   Alger American Fund          Trust
                                  --------------------  ----------------------
                                              Mid Cap     Equity    Growth and
                                   Balanced    Growth     Income      Income
                                  Subaccount Subaccount Subaccount  Subaccount
                                  ---------- ---------- ----------  ----------
              ASSETS
   Shares held in respective
     Funds.......................    1,021        412      1,563      10,333
                                   =======    =======     ======     =======
   Investments at cost...........  $11,794    $ 6,233     $7,311     $44,413
                                   =======    =======     ======     =======
   Investments in respective
     Funds, at net asset value...  $11,524    $ 5,135     $6,595     $40,816
   Amount due from respective
     Funds.......................        0          0         10           0
                                   -------    -------     ------     -------
          Total assets...........   11,524      5,135      6,605      40,816
                                   -------    -------     ------     -------
            LIABILITIES
   Amount due to MONY America....        3          1         12          12
                                   -------    -------     ------     -------
          Total liabilities......        3          1         12          12
                                   -------    -------     ------     -------
   Net assets....................  $11,521    $ 5,134     $6,593     $40,804
                                   =======    =======     ======     =======
   Net assets consist of:
     Contractholders' net
      payments...................  $11,789    $ 6,516     $7,350     $44,590
     Undistributed net
      investment income (loss)...       25        (12)        62         259
     Accumulated net realized
      gain (loss) on investments.      (23)      (272)      (103)       (448)
     Net unrealized depreciation
      of investments.............     (270)    (1,098)      (716)     (3,597)
                                   -------    -------     ------     -------
   Net assets....................  $11,521    $ 5,134     $6,593     $40,804
                                   =======    =======     ======     =======
   Number of units outstanding*..    1,271        697        787       5,383
                                   -------    -------     ------     -------
   Net asset value per unit
     outstanding*................  $  9.06    $  7.37     $ 8.38     $  7.58
                                   =======    =======     ======     =======

----------
*  Units outstanding have been rounded for presentation purposes.
** Net asset value immediately prior to redemption.

                      See notes to financial statements.

                          MONY Survivorship Variable Universal Life
--------------------------------------------------------------------------------------------------
                                                                        INVESCO Variable Investment
                     Enterprise Accumulation Trust                              Funds
----------------------------------------------------------------------- --------------------------
                      Multi-Cap  Small Company Small Company   Total    Financial       Health
  Growth    Managed     Growth      Growth         Value       Return    Services      Sciences
Subaccount Subaccount Subaccount  Subaccount    Subaccount   Subaccount Subaccount    Subaccount
---------- ---------- ---------- ------------- ------------- ---------- ----------    ----------
  20,423      3,306        --         2,541         5,172       1,757        737            5
 =======    =======     =====       =======       =======     =======    =======        =====
 $83,846    $59,182     $  --       $17,922       $86,431     $17,603    $ 8,321        $  75
 =======    =======     =====       =======       =======     =======    =======        =====
 $81,284    $50,509     $  --       $15,197       $88,750     $17,903    $ 7,735        $  69
      10          0         0            10            10           0          0            0
 -------    -------     -----       -------       -------     -------    -------        -----
  81,294     50,509         0        15,207        88,760      17,903      7,735           69
 -------    -------     -----       -------       -------     -------    -------        -----
      35         16         0            14            37           5          3            0
 -------    -------     -----       -------       -------     -------    -------        -----
      35         16         0            14            37           5          3            0
 -------    -------     -----       -------       -------     -------    -------        -----
 $81,259    $50,493     $   0       $15,193       $88,723     $17,898    $ 7,732        $  69
 =======    =======     =====       =======       =======     =======    =======        =====
 $86,818    $59,193     $ 228       $18,125       $88,830     $16,957    $ 8,311        $ 202
      44        407        (2)          (31)          921         620         39           (2)
  (3,041)      (434)     (226)         (176)       (3,347)         21        (32)        (125)
  (2,562)    (8,673)        0        (2,725)        2,319         300       (586)          (6)
 -------    -------     -----       -------       -------     -------    -------        -----
 $81,259    $50,493     $   0       $15,193       $88,723     $17,898    $ 7,732        $  69
 =======    =======     =====       =======       =======     =======    =======        =====
  10,335      6,231         0         1,909         9,750       1,688        859            8
 -------    -------     -----       -------       -------     -------    -------        -----
   $7.86    $  8.10     $7.02**     $  7.96       $  9.10     $ 10.60    $  9.01        $8.23
 =======    =======     =====       =======       =======     =======    =======        =====

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                           MONY Survivorship Variable Universal Life
                                                           ----------------------------------------
                                                                    Janus Aspen Series
                                                           ----------------------------------------

                                                             Capital       Flexible   International
                                                           Appreciation     Income       Growth
                                                            Subaccount    Subaccount   Subaccount
-                                                          ------------   ----------  -------------
                          ASSETS
Shares held in respective Funds...........................     2,197         1,113         2,761
                                                             =======       =======       =======
Investments at cost.......................................   $39,126       $14,146       $53,736
                                                             =======       =======       =======
Investments in respective Funds, at net asset value.......   $37,876       $14,269       $47,427
Amount due from respective Funds..........................         0             0             9
                                                             -------       -------       -------
       Total assets.......................................    37,876        14,269        47,436
                                                             -------       -------       -------
                       LIABILITIES
Amount due to MONY America................................        12             4            24
                                                             -------       -------       -------
       Total liabilities..................................        12             4            24
                                                             -------       -------       -------
Net assets................................................   $37,864       $14,265       $47,412
                                                             =======       =======       =======
Net assets consist of:
 Contractholders' net payments............................   $39,162       $13,894       $53,700
 Undistributed net investment income (loss)...............         4           233           164
 Accumulated net realized gain (loss) on investments......       (52)           15          (143)
 Net unrealized appreciation (depreciation) of investments    (1,250)          123        (6,309)
                                                             -------       -------       -------
Net assets................................................   $37,864       $14,265       $47,412
                                                             =======       =======       =======
Number of units outstanding*..............................     4,248         1,313         5,936
                                                             -------       -------       -------
Net asset value per unit outstanding*.....................   $  8.91       $ 10.86       $  7.99
                                                             =======       =======       =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                  MONY Survivorship Variable Universal Life
-------------------------------------------------------------------------------------------------------------

    Lord Abbett Series Fund             MFS Variable Insurance Trust              MONY Series Fund, Inc.
-------------------------------  ------------------------------------------  --------------------------------

   Bond    Growth and  Mid-Cap    Mid Cap      New       Total               Government Long Term    Money
Debenture    Income     Value      Growth   Discovery    Return   Utilities  Securities    Bond      Market
Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
     609      2,525        492      2,229        391        719        479      4,452      2,568     49,773
  ======    =======     ======    =======     ======    =======     ======    =======    =======    =======
  $6,372    $48,530     $6,659    $10,855     $4,616    $12,527     $5,856    $51,493    $33,872    $49,773
  ======    =======     ======    =======     ======    =======     ======    =======    =======    =======
  $6,438    $47,545     $6,815    $10,051     $4,078    $12,325     $5,759    $52,621    $37,307    $49,773
       0          0          0          0          0          0          0          0          0        614
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
   6,438     47,545      6,815     10,051      4,078     12,325      5,759     52,621     37,307     50,387
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
       2         15          2          3          1          4          2         16         11        630
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
       2         15          2          3          1          4          2         16         11        630
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
  $6,436    $47,530     $6,813    $10,048     $4,077    $12,321     $5,757    $52,605    $37,296    $49,757
  ======    =======     ======    =======     ======    =======     ======    =======    =======    =======
  $6,238    $48,467     $6,835    $11,308     $4,644    $12,574     $6,076    $51,466    $33,741    $49,364
     133        222         29        (18)        (7)        73         10        (42)       (68)       393
      (1)      (174)      (207)      (438)       (22)      (124)      (232)        53        188          0
      66       (985)       156       (804)      (538)      (202)       (97)     1,128      3,435          0
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
  $6,436    $47,530     $6,813    $10,048     $4,077    $12,321     $5,757    $52,605    $37,296    $49,757
  ======    =======     ======    =======     ======    =======     ======    =======    =======    =======
     625      5,939        810      1,556        549      1,311        690      4,985      3,276      4,930
  ------    -------     ------    -------     ------    -------     ------    -------    -------    -------
  $10.30    $  8.00     $ 8.42    $  6.46     $ 7.44    $  9.40     $ 8.35    $ 10.55    $ 11.38    $ 10.09
  ======    =======     ======    =======     ======    =======     ======    =======    =======    =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                           MONY Survivorship Variable
                                                              Universal Life
                                                           -------------------------
                                                           The Universal Institutional
                                                                Funds, Inc.
                                                           -------------------------
                                                            Emerging
                                                            Markets       U.S. Real
                                                             Equity         Estate
                                                           Subaccount     Subaccount
                                                           ----------     ----------
                          ASSETS
Shares held in respective Funds...........................      545            924
                                                             ======        =======
Investments at cost.......................................   $3,888        $11,025
                                                             ======        =======
Investments in respective Funds, at net asset value.......   $3,294        $10,470
Amount due from respective Funds..........................        0              0
                                                             ------        -------
       Total assets.......................................    3,294         10,470
                                                             ======        =======
                       LIABILITIES
Amount due to MONY America................................        1              3
                                                             ------        -------
       Total liabilities..................................        1              3
                                                             ------        -------
Net assets................................................   $3,293        $10,467
                                                             ======        =======
Net assets consist of:
 Contractholders' net payments............................   $3,898        $10,536
 Undistributed net investment income......................       (6)           521
 Accumulated net realized gain (loss) on investments......       (5)           (35)
 Net unrealized appreciation (depreciation) of investments     (594)          (555)
                                                             ------        -------
Net assets................................................   $3,293        $10,467
                                                             ======        =======
Number of units outstanding*..............................      395          1,128
                                                             ------        -------
Net asset value per unit outstanding*.....................   $ 8.35        $  9.28
                                                             ======        =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Survivorship Variable
                                 Universal Life
    ----------------------------------------------------------------------------
    PBHG Insurance Series Fund      PIMCO Variable Insurance Trust
    -------------------------  ---------------------------------------
     Mid-Cap        Select       Global                  StocksPlus
      Value         Value         Bond    Real Return Growth and Income
    Subaccount    Subaccount   Subaccount Subaccount     Subaccount       Total
    ----------    ----------   ---------- ----------- ----------------- --------
       2,698           465        1,823       5,385          3,340
     =======        ======      =======     =======        =======      ========
     $32,670        $6,251      $19,070     $62,864        $27,178      $843,638
     =======        ======      =======     =======        =======      ========
     $29,408        $5,585      $21,315     $64,081        $24,218      $816,172
           0             0            0           0              0           663
     -------        ------      -------     -------        -------      --------
      29,408         5,585       21,315      64,081         24,218       816,835
     =======        ======      =======     =======        =======      ========
           9             2            6          19              8           912
     -------        ------      -------     -------        -------      --------
           9             2            6          19              8           912
     -------        ------      -------     -------        -------      --------
     $29,399        $5,583      $21,309     $64,062        $24,210      $815,923
     =======        ======      =======     =======        =======      ========
     $33,086        $6,457      $18,501     $61,861        $26,844      $847,561
         (59)           48          383         906            466         5,715
        (366)         (256)         180          78           (140)       (9,887)
      (3,262)         (666)       2,245       1,217         (2,960)      (27,466)
     -------        ------      -------     -------        -------      --------
     $29,399        $5,583      $21,309     $64,062        $24,210      $815,923
     =======        ======      =======     =======        =======      ========
       3,496           718        1,773       5,550          2,831
     -------        ------      -------     -------        -------      --------
     $  8.41        $ 7.77      $ 12.02     $ 11.54        $  8.55
     =======        ======      =======     =======        =======      ========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                       MONY Survivorship Variable Universal Life
                               ----------------------------------------------------------------------------------------

                                    Alger American Fund                     Enterprise Accumulation Trust
                               ----------------------------  ----------------------------------------------------------
                                                 Mid Cap         Equity       Growth and
                                  Balanced        Growth         Income         Income         Growth        Managed
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period For the period
                                February 26,    April 12,     February 25,     March 1,     February 25,     April 3,
                                   2002**         2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- -------------- --------------
Dividend income...............     $  39         $     0         $  75         $   330        $   177        $   527
Distribution from net
  realized gains..............         0               0             0               0              0              0
Mortality and expense risk
  charges.....................       (14)            (12)          (13)            (71)          (133)          (120)
                                   -----         -------         -----         -------        -------        -------
Net investment income (loss)..        25             (12)           62             259             44            407
                                   -----         -------         -----         -------        -------        -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       (23)           (272)         (103)           (448)        (3,041)          (434)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (270)         (1,098)         (716)         (3,597)        (2,562)        (8,673)
                                   -----         -------         -----         -------        -------        -------
Net realized and unrealized
  gain (loss) on investments..      (293)         (1,370)         (819)         (4,045)        (5,603)        (9,107)
                                   -----         -------         -----         -------        -------        -------
Net increase (decrease) in
  net assets resulting from
  operations..................     $(268)        $(1,382)        $(757)        $(3,786)       $(5,559)       $(8,700)
                                   =====         =======         =====         =======        =======        =======

----------
** Commencement of operations

                      See notes to financial statements.

                                              MONY Survivorship Variable Universal Life
-----------------------------------------------------------------------------------------
                                                                  INVESCO Variable
               Enterprise Accumulation Trust                      Investment Funds
----------------------------------------------------------  ----------------------------
  Multi-Cap    Small Company  Small Company                   Financial        Health
    Growth         Growth         Value       Total Return     Services       Sciences
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period
  April 12,     February 25,   February 25,    April 12,       June 25,      April 12,
    2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- --------------
    $   0         $     0        $   121          $382          $  51          $   0
        0               0            911           276              0              0
       (2)            (31)          (111)          (38)           (12)            (2)
    -----         -------        -------          ----          -----          -----
       (2)            (31)           921           620             39             (2)
    -----         -------        -------          ----          -----          -----


     (226)           (176)        (3,347)           21            (32)          (125)

        0          (2,725)         2,319           300           (586)            (6)
    -----         -------        -------          ----          -----          -----

     (226)         (2,901)        (1,028)          321           (618)          (131)
    -----         -------        -------          ----          -----          -----

    $(228)        $(2,932)       $  (107)         $941          $(579)         $(133)
    =====         =======        =======          ====          =====          =====



             Janus Aspen Series
-------------------------------------------
   Capital        Flexible    International
 Appreciation      Income         Growth
  Subaccount     Subaccount     Subaccount
-------------- -------------- --------------
For the period For the period For the period
   May 10,        May 16,      February 25,
    2002**         2002**         2002**
   through        through        through
 December 31,   December 31,   December 31,
     2002           2002           2002
-------------- -------------- --------------
   $    56          $249         $   244
         0             0               0
       (52)          (16)            (80)
   -------          ----         -------
         4           233             164
   -------          ----         -------


       (52)           15            (143)

    (1,250)          123          (6,309)
   -------          ----         -------

    (1,302)          138          (6,452)
   -------          ----         -------

   $(1,298)         $371         $(6,288)
   =======          ====         =======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                  MONY Survivorship Variable Universal Life
                                 -------------------------------------------

                                           Lord Abbett Series Fund
                                 -------------------------------------------
                                      Bond        Growth and      Mid-Cap
                                   Debenture        Income         Value
                                   Subaccount     Subaccount     Subaccount
                                 -------------- -------------- --------------
                                 For the period For the period For the period
                                    May 16,        March 1       April 12,
                                     2002**         2002**         2002**
                                    through        through        through
                                  December 31,   December 31,   December 31,
                                      2002           2002           2002
                                 -------------- -------------- --------------
  Dividend income...............      $129         $   274         $  38
  Distribution from net
    realized gains..............        15               6             0
  Mortality and expense risk
    charges.....................       (11)            (58)           (9)
                                      ----         -------         -----
  Net investment income (loss)..       133             222            29
                                      ----         -------         -----
  Realized and unrealized gain
    (loss) on investments:......
    Net realized gain (loss) on
     investments................        (1)           (174)         (207)
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................        66            (985)          156
                                      ----         -------         -----
  Net realized and unrealized
    gain (loss) on investments..        65          (1,159)          (51)
                                      ----         -------         -----
  Net increase (decrease) in
    net assets resulting
    from operations.............      $198         $  (937)        $ (22)
                                      ====         =======         =====

----------
** Commencement of operations

                      See notes to financial statements.

                                              MONY Survivorship Variable Universal Life
--------------------------------------------------------------------------------------------------------

               MFS Variable Insurance Trust                            MONY Series Fund, Inc.
----------------------------------------------------------  -------------------------------------------
   Mid Cap          New                                       Government     Long Term        Money
    Growth       Discovery     Total Return    Utilities      Securities        Bond          Market
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period For the period
 February 26,   February 26,   February 26,    April 12,       March 1,       April 4,       March 7,
    2002**         2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------
   $     0         $   0          $  53          $  22          $   32         $    0         $ 515
         0             0             42              0               0              0             0
       (18)           (7)           (22)           (12)            (74)           (68)         (122)
   -------         -----          -----          -----          ------         ------         -----
       (18)           (7)            73             10             (42)           (68)          393
   -------         -----          -----          -----          ------         ------         -----
      (438)          (22)          (124)          (232)             53            188             0

      (804)         (538)          (202)           (97)          1,128          3,435             0
   -------         -----          -----          -----          ------         ------         -----

    (1,242)         (560)          (326)          (329)          1,181          3,623             0
   -------         -----          -----          -----          ------         ------         -----

   $(1,260)        $(567)         $(253)         $(319)         $1,139         $3,555         $ 393
   =======         =====          =====          =====          ======         ======         =====


 The Universal Institutional
         Funds, Inc.
----------------------------
   Emerging      U.S. Real
Markets Equity     Estate
  Subaccount     Subaccount
-------------- --------------
For the period For the period
   June 7,        May 16,
    2002**          2002
   through        through
 December 31,   December 31,
     2002           2002
-------------- --------------
    $  --          $ 331
        0            202
       (6)           (12)
    -----          -----
       (6)           521
    -----          -----
       (5)           (35)

     (594)          (555)
    -----          -----

     (599)          (590)
    -----          -----

    $(605)         $ (69)
    =====          =====

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)



                                                               MONY Survivorship Variable Universal Life
                               -----------------------------------------------------------------------------------------------
                                          PBHG Insurance
                                           Series Funds                           PIMCO Variable Insurance Trust
                               ------------------------------------  --------------------------------------------------------
                                                                                                                StocksPlus
                                 Mid-Cap Value      Select Value         Global Bond         Real Return     Growth and Income
                                  Subaccount         Subaccount          Subaccount          Subaccount         Subaccount
                               ----------------- ------------------- ------------------- ------------------- -----------------
                                For the period     For the period      For the period      For the period     For the period
                                 May 6, 2002**   February 26, 2002** February 26, 2002** February 26, 2002**  May 10, 2002**
                                    through            through             through             through            through
                               December 31, 2002  December 31, 2002   December 31, 2002   December 31, 2002  December 31, 2002
                               ----------------- ------------------- ------------------- ------------------- -----------------
Dividend income...............      $     0             $  60              $  338              $  855             $   514
Distribution from net
  realized gains..............            0                 0                  89                 124                   0
Mortality and expense risk
  charges ....................          (59)              (12)                (44)                (73)                (48)
                                    -------             -----              ------              ------             -------
Net investment income (loss)..          (59)               48                 383                 906                 466
                                    -------             -----              ------              ------             -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................         (366)             (256)                180                  78                (140)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       (3,262)             (666)              2,245               1,217              (2,960)
                                    -------             -----              ------              ------             -------
Net realized and unrealized
  gain (loss) on investments..       (3,628)             (922)              2,425               1,295              (3,100)
                                    -------             -----              ------              ------             -------
Net increase (decrease) in
  net assets resulting from
  operations..................      $(3,687)            $(874)             $2,808              $2,201             $(2,634)
                                    =======             =====              ======              ======             =======












                                 Total
                               --------
Dividend income............... $  5,412
Distribution from net
  realized gains..............    1,665
Mortality and expense risk
  charges ....................   (1,362)
                               --------
Net investment income (loss)..    5,715
                               --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (9,887)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (27,466)
                               --------
Net realized and unrealized
  gain (loss) on investments..  (37,353)
                               --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(31,638)
                               ========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                             MONY Survivorship Variable Universal Life
                                              -----------------------------------------------------------------------

                                                      Alger American Fund             Enterprise Accumulation Trust
                                              -----------------------------------  ----------------------------------
                                                                      Mid Cap            Equity          Growth and
                                                   Balanced            Growth            Income            Income
                                                  Subaccount         Subaccount        Subaccount        Subaccount
                                              ------------------- ---------------- ------------------- ---------------
                                                For the period     For the period    For the period    For the period
                                              February 26, 2002** April 12, 2002** February 25, 2002** March 1, 2002**
                                                    through           through            through           through
                                                 December 31,       December 31,      December 31,      December 31,
                                                     2002               2002              2002              2002
                                              ------------------- ---------------- ------------------- ---------------
From operations:
 Net investment income (loss)................       $    25           $   (12)           $   62            $   259
 Net realized gain (loss) on investments.....           (23)             (272)             (103)              (448)
 Net change in unrealized appreciation
   (depreciation) of investments.............          (270)           (1,098)             (716)            (3,597)
                                                    -------           -------            ------            -------
Net increase (decrease) in net assets
 resulting from operations...................          (268)           (1,382)             (757)            (3,786)
                                                    -------           -------            ------            -------
From unit transactions:
 Net proceeds from the issuance of units.....        12,565             8,143             8,023             46,984
 Net asset value of units redeemed or used
   to meet contract obligations..............          (776)           (1,627)             (673)            (2,394)
                                                    -------           -------            ------            -------
Net increase from unit transactions..........        11,789             6,516             7,350             44,590
                                                    -------           -------            ------            -------
Net increase in net assets...................        11,521             5,134             6,593             40,804
Net assets beginning of period...............             0                 0                 0                  0
                                                    -------           -------            ------            -------
Net assets end of period*....................       $11,521           $ 5,134            $6,593            $40,804
                                                    =======           =======            ======            =======
Unit transactions:
Units outstanding beginning of period........             0                 0                 0                  0
Units issued during the period...............         1,353               871               864              5,672
Units redeemed during the period.............           (82)             (174)              (77)              (289)
                                                    -------           -------            ------            -------
Units outstanding end of period..............         1,271               697               787              5,383
                                                    =======           =======            ======            =======
----------
*  Includes undistributed net investment
   income (loss) of:                                $    25           $   (12)           $   62            $   259
                                                    =======           =======            ======            =======

** Commencement of operations

                      See notes to financial statements.

                                          MONY Survivorship Variable Universal Life
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INVESCO
                                                                                                                 Variable
                                                                                                                Investment
                                        Enterprise Accumulation Trust                                              Funds
------------------------------------------------------------------------------------------------------------  ---------------
                                       Multi-Cap        Small Company       Small Company         Total          Financial
      Growth            Managed          Growth            Growth               Value             Return         Services
    Subaccount        Subaccount       Subaccount        Subaccount          Subaccount         Subaccount      Subaccount
------------------- --------------- ---------------- ------------------- ------------------- ---------------- ---------------
  For the period    For the period   For the period    For the period      For the period     For the period  For the period
February 25, 2002** April 3, 2002** April 12, 2002** February 25, 2002** February 25, 2002** April 12, 2002** June 25, 2002**
      through           through         through            through             through           through          through
   December 31,      December 31,     December 31,      December 31,        December 31,       December 31,    December 31,
       2002              2002             2002              2002                2002               2002            2002
------------------- --------------- ---------------- ------------------- ------------------- ---------------- ---------------
     $     44           $   407          $  (2)            $   (31)           $    921           $   620          $   39
       (3,041)             (434)          (226)               (176)             (3,347)               21             (32)

       (2,562)           (8,673)             0              (2,725)              2,319               300            (586)
     --------           -------          -----             -------            --------           -------          ------
       (5,559)           (8,700)          (228)             (2,932)               (107)              941            (579)
     --------           -------          -----             -------            --------           -------          ------
      121,302            61,815            228              18,876             121,829            18,665           8,605

      (34,484)           (2,622)             0                (751)            (32,999)           (1,708)           (294)
     --------           -------          -----             -------            --------           -------          ------
       86,818            59,193            228              18,125              88,830            16,957           8,311
     --------           -------          -----             -------            --------           -------          ------
       81,259            50,493              0              15,193              88,723            17,898           7,732
            0                 0              0                   0                   0                 0               0
     --------           -------          -----             -------            --------           -------          ------
     $ 81,259           $50,493          $   0             $15,193            $ 88,723           $17,898          $7,732
     ========           =======          =====             =======            ========           =======          ======
            0                 0              0                   0                   0                 0               0
       14,440             6,507            139               2,015              13,372             1,858             891
       (4,105)             (276)          (139)               (106)             (3,622)             (170)            (32)
     --------           -------          -----             -------            --------           -------          ------
       10,335             6,231              0               1,909               9,750             1,688             859
     ========           =======          =====             =======            ========           =======          ======

     $     44           $   407          $  (2)            $   (31)           $    921           $   620          $   39
     ========           =======          =====             =======            ========           =======          ======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                          MONY Survivorship Variable Universal Life
                                              -----------------------------------------------------------------
                                                  INVESCO
                                                  Variable
                                                 Investment
                                                   Funds                      Janus Aspen Series
                                              ---------------- ------------------------------------------------
                                                   Health         Capital        Flexible       International
                                                  Sciences      Appreciation      Income           Growth
                                                 Subaccount      Subaccount     Subaccount       Subaccount
                                              ---------------- -------------- -------------- -------------------
                                               For the period  For the period For the period   For the period
                                              April 12, 2002** May 10, 2002** May 16, 2002** February 25, 2002**
                                                  through         through        through           through
                                                December 31,    December 31,   December 31,     December 31,
                                                    2002            2002           2002             2002
                                              ---------------- -------------- -------------- -------------------
From operations:
 Net investment income (loss)................     $    (2)        $     4        $   233           $   164
 Net realized gain (loss) on investments.....        (125)            (52)            15              (143)
 Net change in unrealized appreciation
   (depreciation) of investments.............          (6)         (1,250)           123            (6,309)
                                                  -------         -------        -------           -------
Net increase (decrease) in net assets
 resulting from operations...................        (133)         (1,298)           371            (6,288)
                                                  -------         -------        -------           -------
From unit transactions:
 Net proceeds from the issuance of units.....       3,384          39,751         14,512            55,221
 Net asset value of units redeemed or used
   to meet contract obligations..............      (3,182)           (589)          (618)           (1,521)
                                                  -------         -------        -------           -------
Net increase from unit transactions..........         202          39,162         13,894            53,700
                                                  -------         -------        -------           -------
Net increase in net assets...................          69          37,864         14,265            47,412
Net assets beginning of period...............           0               0              0                 0
                                                  -------         -------        -------           -------
Net assets end of period*....................     $    69         $37,864        $14,265           $47,412
                                                  =======         =======        =======           =======
Unit transactions:
Units outstanding beginning of period........           0               0              0                 0
Units issued during the period...............         134           4,312          1,371             6,116
Units redeemed during the period.............        (126)            (64)           (58)             (180)
                                                  -------         -------        -------           -------
Units outstanding end of period..............           8           4,248          1,313             5,936
                                                  =======         =======        =======           =======
----------
*  Includes undistributed net investment
   income (loss) of:                              $    (2)        $     4        $   233           $   164
                                                  =======         =======        =======           =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Survivorship Variable Universal Life
---------------------------------------------------------------------------------------------------------------------------

                                                                                MFS Variable
            Lord Abbett Series Fund                                           Insurance Trust
----------------------------------------------  ---------------------------------------------------------------------------
     Bond        Growth and        Mid-Cap            Mid Cap               New                Total
  Debenture        Income           Value             Growth             Discovery            Return           Utilities
  Subaccount     Subaccount       Subaccount        Subaccount          Subaccount          Subaccount         Subaccount
-------------- --------------- ---------------- ------------------- ------------------- ------------------- ----------------
For the period For the period   For the period    For the period      For the period      For the period     For the period
May 16, 2002** March 1, 2002** April 12, 2002** February 26, 2002** February 26, 2002** February 26, 2002** April 12, 2002**
   through         through         through            through             through             through           through
 December 31,   December 31,     December 31,      December 31,        December 31,        December 31,       December 31,
     2002           2002             2002              2002                2002                2002               2002
-------------- --------------- ---------------- ------------------- ------------------- ------------------- ----------------
    $  133         $   222         $    29            $   (18)            $   (7)             $    73           $    10
        (1)           (174)           (207)              (438)               (22)                (124)             (232)

        66            (985)            156               (804)              (538)                (202)              (97)
    ------         -------         -------            -------             ------              -------           -------
       198            (937)            (22)            (1,260)              (567)                (253)             (319)
    ------         -------         -------            -------             ------              -------           -------
     6,566          49,232           8,303             12,414              5,053               14,368             7,582

      (328)           (765)         (1,468)            (1,106)              (409)              (1,794)           (1,506)
    ------         -------         -------            -------             ------              -------           -------
     6,238          48,467           6,835             11,308              4,644               12,574             6,076
    ------         -------         -------            -------             ------              -------           -------
     6,436          47,530           6,813             10,048              4,077               12,321             5,757
         0               0               0                  0                  0                    0                 0
    ------         -------         -------            -------             ------              -------           -------
    $6,436         $47,530         $ 6,813            $10,048             $4,077              $12,321           $ 5,757
    ======         =======         =======            =======             ======              =======           =======
         0               0               0                  0                  0                    0                 0
       658           6,033             984              1,717                596                1,498               861
       (33)            (94)           (174)              (161)               (47)                (187)             (171)
    ------         -------         -------            -------             ------              -------           -------
       625           5,939             810              1,556                549                1,311               690
    ======         =======         =======            =======             ======              =======           =======

    $  133         $   222         $    29            $   (18)            $   (7)             $    73           $    10
    ======         =======         =======            =======             ======              =======           =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                        MONY Survivorship Variable Universal Life
                                              -------------------------------------------------------------
                                                                                              The Universal
                                                                                              Institutional
                                                          MONY Series Fund, Inc.               Funds, Inc.
                                              ----------------------------------------------  --------------
                                                Government       Long Term         Money         Emerging
                                                Securities         Bond           Market      Markets Equity
                                                Subaccount      Subaccount      Subaccount      Subaccount
                                              --------------- --------------- --------------- --------------
                                              For the period  For the period  For the period  For the period
                                              March 1, 2002** April 4, 2002** March 7, 2002** June 7, 2002**
                                                  through         through         through        through
                                               December 31,    December 31,    December 31,    December 31,
                                                   2002            2002            2002            2002
-                                             --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss)................     $   (42)        $   (68)       $    393         $   (6)
 Net realized gain (loss) on investments.....          53             188               0             (5)
 Net change in unrealized appreciation
   (depreciation) of investments.............       1,128           3,435               0           (594)
                                                  -------         -------        --------         ------
Net increase (decrease) in net assets
 resulting from operations...................       1,139           3,555             393           (605)
                                                  -------         -------        --------         ------
From unit transactions:
 Net proceeds from the issuance of units.....      53,758          36,213          86,139          3,969
 Net asset value of units redeemed or used
   to meet contract obligations..............      (2,292)         (2,472)        (36,775)           (71)
                                                  -------         -------        --------         ------
Net increase from unit transactions..........      51,466          33,741          49,364          3,898
                                                  -------         -------        --------         ------
Net increase in net assets...................      52,605          37,296          49,757          3,293
Net assets beginning of period...............           0               0               0              0
                                                  -------         -------        --------         ------
Net assets end of period*....................     $52,605         $37,296        $ 49,757         $3,293
                                                  =======         =======        ========         ======
Unit transactions:
Units outstanding beginning of period........           0               0               0              0
Units issued during the period...............       5,207           3,516           8,705            403
Units redeemed during the period.............        (222)           (240)         (3,775)            (8)
                                                  -------         -------        --------         ------
Units outstanding end of period..............       4,985           3,276           4,930            395
                                                  =======         =======        ========         ======
----------
*  Includes undistributed net investment
   income (loss) of:                              $   (42)        $   (68)       $    393         $   (6)
                                                  =======         =======        ========         ======

** Commencement of operations

                      See notes to financial statements.

                                      MONY Survivorship Variable Universal Life
---------------------------------------------------------------------------------------------------------------------
The Universal
Institutional
 Funds, Inc.      PBHG Insurance Series Funds                  PIMCO Variable Insurance Trust
-------------- ---------------------------------  --------------------------------------------------------
  U.S. Real       Mid-Cap           Select              Global            Real Return        StocksPlus
    Estate         Value             Value               Bond                Bond         Growth and Income
  Subaccount     Subaccount       Subaccount          Subaccount          Subaccount         Subaccount
-------------- -------------- ------------------- ------------------- ------------------- -----------------
For the period For the period   For the period      For the period      For the period     For the period
May 16, 2002** May 6, 2002**  February 26, 2002** February 26, 2002** February 26, 2002**  May 10, 2002**
   through        through           through             through             through            through
 December 31,   December 31,     December 31,        December 31,        December 31,       December 31,
     2002           2002             2002                2002                2002               2002          Total
-------------- -------------- ------------------- ------------------- ------------------- ----------------- ---------
   $   521        $   (59)          $    48             $   383             $   906            $   466      $   5,715
       (35)          (366)             (256)                180                  78               (140)        (9,887)
      (555)        (3,262)             (666)              2,245               1,217             (2,960)       (27,466)
   -------        -------           -------             -------             -------            -------      ---------
       (69)        (3,687)             (874)              2,808               2,201             (2,634)       (31,638)
   -------        -------           -------             -------             -------            -------      ---------
    10,908         35,272             8,328              20,682              63,630             27,665        989,985
      (372)        (2,186)           (1,871)             (2,181)             (1,769)              (821)      (142,424)
   -------        -------           -------             -------             -------            -------      ---------
    10,536         33,086             6,457              18,501              61,861             26,844        847,561
   -------        -------           -------             -------             -------            -------      ---------
    10,467         29,399             5,583              21,309              64,062             24,210        815,923
         0              0                 0                   0                   0                  0              0
   -------        -------           -------             -------             -------            -------      ---------
   $10,467        $29,399           $ 5,583             $21,309             $64,062            $24,210      $ 815,923
   =======        =======           =======             =======             =======            =======      =========
         0              0                 0                   0                   0                  0
     1,168          3,727               926               1,982               5,711              2,926
       (40)          (231)             (208)               (209)               (161)               (95)
   -------        -------           -------             -------             -------            -------
     1,128          3,496               718               1,773               5,550              2,831
   =======        =======           =======             =======             =======            =======

   $   521        $   (59)          $    48             $   383             $   906            $   466      $   5,715
   =======        =======           =======             =======             =======            =======      =========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life, and Survivorship Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Survivorship Variable Universal Life Insurance policies (MONYSurvivorship Variable Universal Life) is presented here.


   There are thirty-five MONY Survivorship Variable Universal Life subaccounts available within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American Fund, Invesco Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, PBHG Insurance Series Funds, The Universal Institutional Funds, Inc. or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Survivorship Variable Universal Life Subaccounts for the period ended December 31, 2002 aggregated $34,041.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Survivorship Variable Universal Life subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $258 in aggregate from certain Funds in connection with MONY Survivorship Variable Universal.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONY Survivorship Variable Universal Life Reinvestments)  Redeemed
      ----------------------------------------- -------------- -----------

          Alger American Fund
          Balanced Portfolio...................    $ 12,168      $   390
          Mid Cap Growth Portfolio.............       7,550        1,045

          Enterprise Accumulation Trust
          Equity Income Portfolio..............       7,933          594
          Growth and Income Portfolio..........      46,212        1,681
          Growth Portfolio.....................     120,656       33,946
          Managed Portfolio....................      60,976        1,887
          Multi-Cap Growth Portfolio...........         966          740
          Small Company Growth Portfolio.......      18,725          627
          Small Company Value Portfolio........     120,299       31,553
          Total Return Portfolio...............      18,517        1,593

          INVESCO Variable Investment Funds
          Financial Services Portfolio.........       8,605          303
          Health Sciences Portfolio............       1,048          848

          Janus Aspen Series Fund
          Capital Appreciation Portfolio.......      39,752          630
          Flexible Income Portfolio............      14,459          577
          International Growth Portfolio.......      54,469          834

          Lord Abbett Series Funds
          Bond Debenture Portfolio.............       6,558          329
          Growth and Income Portfolio..........      49,202          778
          Mid Cap Value Portfolio..............       7,977        1,149

          MFS Variable Insurance Trust
          Mid Cap Growth Portfolio.............      12,193          900
          New Discovery Portfolio..............       4,832          194
          Total Return Portfolio...............      13,706        1,150
          Utilities Portfolio..................       7,168        1,102

          MONY Series Funds, Inc.
          Government Securities Portfolio......      53,414        2,006
          Long Term Bond Portfolio.............      35,962        2,278
          Money Market Portfolio...............      86,855       37,597

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                                Proceeds
                                                Cost of Shares from Shares
      MONY Survivorship Variable Universal Life    Acquired     Redeemed
      ----------------------------------------- -------------- -----------

       The Universal Institutional Funds, Inc.
       Emerging Markets Equity Portfolio.......      3,927           34
       U.S. Real Estate........................     10,889          362

       PBHG Insurance Series Funds
       Mid-Cap Value Portfolio.................     34,655        1,619
       Select Value Portfolio..................      7,564        1,117

       PIMCO Variable Insurance Trust
       Global Bond.............................     20,199        1,736
       Real Return Portfolio...................     63,043        1,236
       StocksPlus Growth and Income............     27,639          835

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                              At December 31, 2002      For the period ended December 31, 2002
                                          ----------------------------- ------------------------------------
                                                                        Investment
                                                             Net Assets   Income                       Total
MONY Survivorship Variable Universal Life Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------------------------- ------ ----------- ---------- ----------   --------------- ---------

   Alger American Fund
   Balanced Subaccount (1)...............  1,271   $ 9.06       $12        0.98%(/\)      0.35%(/\)    (9.40)%
   Mid Cap Growth Subaccount (2).........    697     7.37         5        0.00           0.35%(/\)   (26.30)

   Enterprise Accumulation Trust
   Equity Income Subaccount (3)..........    787     8.38         7        2.02(/\)       0.35%(/\)   (16.20)
   Growth and Income Subaccount (4)......  5,383     7.58        41        1.63(/\)       0.35%(/\)   (24.20)
   Growth Subaccount (3)................. 10,335     7.86        81        0.47(/\)       0.35%(/\)   (21.40)
   Managed Subaccount (5)................  6,231     8.10        50        1.54(/\)       0.35%(/\)   (19.00)
   Multi-Cap Growth Subaccount (2).......      0     7.02+        0        0.00(/\)       0.35%(/\)   (29.80)
   Small Company Growth Subaccount (3)...  1,909     7.96        15        0.00(/\)       0.35%(/\)   (20.40)
   Small Company Value Subaccount (3)....  9,750     9.10        89        0.38(/\)       0.35%(/\)    (9.00)
   Total Return Subaccount (2)...........  1,688    10.60        18        3.52(/\)       0.35%(/\)     6.00

   INVESCO Variable Investment Funds
   Financial Services Subaccount (6).....    859     9.01         8        1.49(/\)       0.35%(/\)    (9.90)
   Health Sciences Subaccount (2)........      8     8.23         0        0.00(/\)       0.35%(/\)   (17.70)

   Janus Aspen Series
   Capital Appreciation Subaccount (7)...  4,248     8.91        38        0.38(/\)       0.35%(/\)   (10.90)
   Flexible Income Subaccount (8)........  1,313    10.86        14        5.45(/\)       0.35%(/\)     8.60
   International Growth Subaccount (3)...  5,936     7.99        47        1.07(/\)       0.35%(/\)   (20.10)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                 At December 31, 2002     For the period ended December 31, 2002
                                             ---------------------------- -------------------------------------
                                                                          Investment
                                                               Net Assets   Income                       Total
MONY Survivorship Variable Universal Life    Units Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------------------    ----- ----------- ---------- ----------   --------------- ---------

Lord Abbett Series Funds
Bond Debenture Subaccount (8)...............   625   $10.30       $ 6        4.10%(/\)      0.35%(/\)     3.00%
Growth and Income Subaccount (4)............ 5,939     8.00        48        1.65(/\)       0.35%(/\)   (20.00)
Mid Cap Value Subaccount (2)................   810     8.42         7        1.48(/\)       0.35%(/\)   (15.80)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1)............... 1,556     6.46        10        0.00           0.35%(/\)   (35.40)
New Discovery Subaccount (1)................   549     7.44         4        0.00           0.35%(/\)   (25.60)
Total Return Subaccount (1)................. 1,311     9.40        12        0.84(/\)       0.35%(/\)    (6.00)
Utilities Subaccount (2)....................   690     8.35         6        0.64(/\)       0.35%(/\)   (16.50)

MONY Series Fund, Inc.
Government Securities Subaccount (4)........ 4,985    10.55        53        0.15(/\)       0.35%(/\)     5.50
Long Term Bond Subaccount (9)............... 3,276    11.38        37        0.00           0.35%(/\)    13.80
Money Market Subaccount (10)................ 4,930    10.09        50        1.48(/\)       0.35%(/\)     0.90

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11).....   395     8.35         3        0.00           0.35%(/\)   (16.50)
U.S. Real Estate Subaccount (8)............. 1,128     9.28        10        9.65(/\)       0.35%(/\)    (7.20)

PBHG Insurance
Mid-Cap Value Subaccount (12)............... 3,496     8.41        29        0.00           0.35%(/\)   (15.90)
Select Value Subaccount (1).................   718     7.77         6        1.75(/\)       0.35%(/\)   (22.30)

PIMCO Variable Insurance Trust
Global Bond Subaccount (1).................. 1,773    12.02        21        2.69(/\)       0.35%(/\)    20.20
Real Return Subaccount (1).................. 5,550    11.54        64        4.10(/\)       0.35%(/\)    15.40
Stocks Plus Growth and Income Subaccount (7) 2,831     8.55        24        3.75(/\)       0.35%(/\)   (14.50)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^) Annualized
(1) For the period February 26, 2002 (commencement of operations) through December 31, 2002.
(2) For the period April 12, 2002 (commencement of operations) through December 31, 2002.
(3) For the period February 25, 2002 (commencement of operations) through December 31, 2002.
(4) For the period March 1, 2002 (commencement of operations) through December 31, 2002.
(5) For the period April 3, 2002 (commencement of operations) through December 31, 2002.
(6) For the period June 25, 2002 (commencement of operations) through December 31, 2002.
(7) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(8) For the period May 16, 2002 (commencement of operations) through December 31, 2002.
(9) For the period April 4, 2002 (commencement of operations) through December 31, 2002.
(10)For the period March 7, 2002 (commencement of operations) through December 31, 2002.
(11)For the period June 7, 2002 (commencement of operations) through December 31, 2002.
(12)For the period May 6, 2002 (commencement of operations) through December 31, 2002.
+   Net asset value immediately prior to redemption.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                               Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------
                                            MONY Series Fund, Inc.              Enterprise Accumulation Trust
                               ------------------------------------------------ ----------------------------
                                 Money     Intermediate  Long Term   Government                Small Company
                                 Market     Term Bond       Bond     Securities    Equity          Value
                               Subaccount   Subaccount   Subaccount  Subaccount  Subaccount     Subaccount
                               ----------- ------------ -----------  ----------  -----------   -------------
           ASSETS
Shares held in respective
  Funds.......................  34,865,144     700,817      324,826     335,463     129,378        121,576
                               ===========  ==========  ===========  ==========  ===========    ==========
Investments at cost........... $34,865,144  $7,848,195  $ 4,366,113  $3,785,488 $ 1,822,779     $2,105,994
                               ===========  ==========  ===========  ==========  ===========    ==========
Investments in respective
  Funds, at net asset value... $34,865,144  $8,290,668  $ 4,719,718  $3,965,171 $ 1,583,583     $2,086,241
Amount due from MONY America..       7,515       2,915        1,010          32           0          3,764
                               -----------  ----------  -----------  ----------  -----------    ----------
       Total assets...........  34,872,659   8,293,583    4,720,728   3,965,203   1,583,583      2,090,005
                               -----------  ----------  -----------  ----------  -----------    ----------
         LIABILITIES
Amount due to respective Funds       7,515       2,915        1,010          32           0          3,764
                               -----------  ----------  -----------  ----------  -----------    ----------
       Total liabilities......       7,515       2,915        1,010          32           0          3,764
                               -----------  ----------  -----------  ----------  -----------    ----------
Net assets.................... $34,865,144  $8,290,668  $ 4,719,718  $3,965,171 $ 1,583,583     $2,086,241
                               ===========  ==========  ===========  ==========  ===========    ==========
Net assets consist of:
  Contractholders' net
   payments................... $31,897,205  $7,186,081  $(1,245,020) $3,264,268 $ 2,928,517     $2,076,243
  Undistributed net
   investment income..........   2,967,939     695,527    5,526,419     412,237   1,423,726        583,206
  Accumulated net realized
   gain (loss) on investments.           0     (33,413)      84,714     108,983  (2,529,464)      (553,455)
  Net unrealized appreciation
   (depreciation) of
   investments................           0     442,473      353,605     179,683    (239,196)       (19,753)
                               -----------  ----------  -----------  ----------  -----------    ----------
Net assets.................... $34,865,144  $8,290,668  $ 4,719,718  $3,965,171 $ 1,583,583     $2,086,241
                               ===========  ==========  ===========  ==========  ===========    ==========
Number of units outstanding*..   2,777,986     605,565      331,338     298,278     211,781        139,108
                               -----------  ----------  -----------  ----------  -----------    ----------
Net asset value per unit
  outstanding*................ $     12.55  $    13.69  $     14.24  $    13.29 $      7.48     $    15.00
                               ===========  ==========  ===========  ==========  ===========    ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                        Dreyfus Variable Investment Fund
--------------------------------------------------------------------------- -------------------------------
           International  High Yield  Small Company               Total                     Small Company
 Managed      Growth         Bond        Growth       Growth      Return    Appreciation        Stock
Subaccount  Subaccount    Subaccount   Subaccount   Subaccount  Subaccount   Subaccount      Subaccount
---------- ------------- -----------  ------------- ----------  ----------- ------------    -------------

   10,634       45,712       429,512      270,296    1,455,511    1,299,659      85,687          91,130
=========    =========   ===========   ==========   ==========  ===========  ==========      ==========
$ 161,342    $ 194,149   $ 9,182,775   $1,960,103   $6,284,967  $12,965,915  $2,676,025      $1,420,855
=========    =========   ===========   ==========   ==========  ===========  ==========      ==========

$ 162,494    $ 158,163   $ 1,735,227   $1,616,369   $5,792,935  $13,243,524  $2,466,075      $1,298,597
        0            0           384          912        3,376            0         934             313
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------
  162,494      158,163     1,735,611    1,617,281    5,796,311   13,243,524   2,467,009       1,298,910
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------

        0            0           384          912        3,376            0         934             313
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------
        0            0           384          912        3,376            0         934             313
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------
$ 162,494    $ 158,163   $ 1,735,227   $1,616,369   $5,792,935  $13,243,524  $2,466,075      $1,298,597
=========    =========   ===========   ==========   ==========  ===========  ==========      ==========

$ 168,284    $ 175,682   $ 2,465,914   $2,165,061   $6,367,077  $12,525,085  $3,285,877      $1,374,309
  301,570      162,354     7,314,379       21,257       24,254      368,454     113,166           6,315

 (308,512)    (143,887)     (597,518)    (226,215)    (106,364)      72,376    (723,018)         40,231

    1,152      (35,986)   (7,447,548)    (343,734)    (492,032)     277,609    (209,950)       (122,258)
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------
$ 162,494    $ 158,163   $ 1,735,227   $1,616,369   $5,792,935  $13,243,524  $2,466,075      $1,298,597
=========    =========   ===========   ==========   ==========  ===========  ==========      ==========
   18,587       22,157       146,427      200,919      909,094    1,259,424     222,947         149,793
---------    ---------   -----------   ----------   ----------  -----------  ----------      ----------
$    8.74    $    7.14   $     11.88   $     8.04   $     6.37  $     10.52  $    11.06      $     8.67
=========    =========   ===========   ==========   ==========  ===========  ==========      ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                   Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------------

                                                                                   Van Eck Worldwide Insurance Trust
                                                                                   -------------------------------
                                                            Dreyfus
                                                           Variable
                                               Dreyfus    Investment
                                              Socially       Fund        Dreyfus                          Worldwide
                               Dreyfus Stock Responsible International  Small Cap     Hard     Worldwide   Emerging
                                   Index       Growth        Value     Stock Index   Assets       Bond     Markets
                                Subaccount   Subaccount   Subaccount   Subaccount  Subaccount  Subaccount Subaccount
                               ------------- ----------- ------------- ----------- ----------  ---------- ----------
           ASSETS
Shares held in respective
  Funds.......................    1,543,741       1,826      567,940      333,234     15,481      8,705       8,802
                               ============   =========   ==========   ==========   ========    =======    ========
Investments at cost........... $ 46,927,847   $  43,286   $6,296,065   $3,311,939   $151,809    $92,327    $ 72,251
                               ============   =========   ==========   ==========   ========    =======    ========
Investments in respective
  Funds, at net asset value... $ 34,687,852   $  34,514   $5,702,119   $3,192,377   $159,451    $99,762    $ 69,450
Amount due from MONY America..        5,475           0          321            0          0          0           0
                               ------------   ---------   ----------   ----------   --------    -------    --------
       Total assets...........   34,693,327      34,514    5,702,440    3,192,377    159,451     99,762      69,450
                               ------------   ---------   ----------   ----------   --------    -------    --------
         LIABILITIES
Amount due to respective Funds        5,475           0          321            0          0          0           0
                               ------------   ---------   ----------   ----------   --------    -------    --------
       Total liabilities......        5,475           0          321            0          0          0           0
                               ------------   ---------   ----------   ----------   --------    -------    --------
Net assets.................... $ 34,687,852   $  34,514   $5,702,119   $3,192,377   $159,451    $99,762    $ 69,450
                               ============   =========   ==========   ==========   ========    =======    ========
Net assets consist of:
  Contractholders' net
   payments................... $ 49,273,592   $ 189,199   $6,258,114   $3,308,815   $156,983    $86,019    $122,940
  Undistributed net
   investment income..........    2,707,374       4,583       49,136        4,739        675      8,159         410
  Accumulated net realized
   gain (loss) on investments.   (5,053,119)   (150,496)     (11,185)      (1,615)    (5,849)    (1,851)    (51,099)
  Net unrealized appreciation
   (depreciation) of
   investments................  (12,239,995)     (8,772)    (593,946)    (119,562)     7,642      7,435      (2,801)
                               ------------   ---------   ----------   ----------   --------    -------    --------
Net assets.................... $ 34,687,852   $  34,514   $5,702,119   $3,192,377   $159,451    $99,762    $ 69,450
                               ============   =========   ==========   ==========   ========    =======    ========
Number of units outstanding*..    3,479,330       5,880      714,957      386,651     16,454      8,281      13,490
                               ------------   ---------   ----------   ----------   --------    -------    --------
Net asset value per unit
  outstanding*................ $       9.97   $    5.87   $     7.98   $     8.26   $   9.69    $ 12.05    $   5.15
                               ============   =========   ==========   ==========   ========    =======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------
                                                                                  Fidelity Variable
                                T. Rowe Price                                  Insurance Products Funds
-----------------------------------------------------------------------------  -----------------------


   Equity      Prime    International  Limited   New America Personal Strategy     VIP        VIP II
   Income     Reserve       Stock     Term Bond    Growth        Balanced         Growth    Contrafund
 Subaccount  Subaccount  Subaccount   Subaccount Subaccount     Subaccount      Subaccount  Subaccount
-----------  ---------- ------------- ---------- ----------- ----------------- -----------  ----------

  2,040,875   2,260,636     205,335     193,733      33,878         82,418         244,763     286,978
===========  ==========  ==========    ========   =========     ==========     ===========  ==========
$34,865,102  $2,260,636  $2,065,146    $976,205   $ 531,469     $1,099,820     $ 5,982,527  $5,394,514
===========  ==========  ==========    ========   =========     ==========     ===========  ==========

$33,388,711  $2,260,636  $1,901,401    $984,166   $ 440,071     $1,089,569     $ 5,737,243  $5,194,305

      7,216       5,558         384       2,537           0            630           6,208       6,849
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------
 33,395,927   2,266,194   1,901,785     986,703     440,071      1,090,199       5,743,451   5,201,154
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------

      7,216       5,558         384       2,537           0            630           6,208       6,849
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------
      7,216       5,558         384       2,537           0            630           6,208       6,849
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------
$33,388,711  $2,260,636  $1,901,401    $984,166   $ 440,071     $1,089,569     $ 5,737,243  $5,194,305
===========  ==========  ==========    ========   =========     ==========     ===========  ==========

$34,513,357  $2,225,963  $2,776,298    $957,086   $ 710,442     $1,145,460     $ 6,886,963  $6,063,189

    658,661      34,673     133,877      17,364      85,571        162,913         132,298     145,530

   (306,916)          0    (845,029)      1,755    (264,544)      (208,553)     (1,036,734)   (814,205)

 (1,476,391)          0    (163,745)      7,961     (91,398)       (10,251)       (245,284)   (200,209)
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------
$33,388,711  $2,260,636  $1,901,401    $984,166   $ 440,071     $1,089,569     $ 5,737,243  $5,194,305
===========  ==========  ==========    ========   =========     ==========     ===========  ==========
  3,174,874     193,185     259,035      78,307      61,408        101,724         955,720     659,215
-----------  ----------  ----------    --------   ---------     ----------     -----------  ----------

$     10.52  $    11.70  $     7.34    $  12.57   $    7.17     $    10.71     $      6.00  $     7.88
===========  ==========  ==========    ========   =========     ==========     ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                             Corporate Sponsored Variable Universal Life
                                               ---------------------------------------------------------------------------------
                                               Fidelity Variable Insurance Products Funds The Universal Institutional Funds, Inc.
                                               -----------------------------------------  --------------------------------------
                                                  VIP III        VIP II       VIP III                   Core Plus
                                                  Growth         Asset       Growth and     Equity        Fixed
                                               Opportunities    Manager        Income       Growth        Income       Value
                                                Subaccount     Subaccount    Subaccount   Subaccount    Subaccount   Subaccount
                                               -------------   ----------   -----------   ----------    ----------   ----------
                    ASSETS
Shares held in respective Funds...............     10,981         328,928       645,867      15,894        530,256      26,439
                                                 ========      ==========   ===========   =========      ==========   ========
Investments at cost...........................   $132,132      $4,526,231   $ 7,577,390   $ 171,576     $5,579,824    $263,988
                                                 ========      ==========   ===========   =========      ==========   ========
Investments in respective Funds, at net asset
  value.......................................   $128,585      $4,193,827   $ 7,014,119   $ 162,591     $5,896,450    $259,895
Amount due from MONY America..................          0               0           311         308          3,796           0
                                                 --------      ----------   -----------   ---------      ----------   --------
       Total assets...........................    128,585       4,193,827     7,014,430     162,899      5,900,246     259,895
                                                 --------      ----------   -----------   ---------      ----------   --------
                 LIABILITIES
Amount due to respective Funds................          0               0           311         308          3,796           0
                                                 --------      ----------   -----------   ---------      ----------   --------
       Total liabilities......................          0               0           311         308          3,796           0
                                                 --------      ----------   -----------   ---------      ----------   --------
Net assets....................................   $128,585      $4,193,827   $ 7,014,119   $ 162,591     $5,896,450    $259,895
                                                 ========      ==========   ===========   =========      ==========   ========
Net assets consist of:
 Contractholders' net payments................   $222,024      $4,663,857   $ 8,863,182   $ 419,350     $4,733,204    $340,400
 Undistributed net investment income..........      2,517         282,736       626,833      27,685        764,481      11,339
 Accumulated net realized gain (loss) on
   investments................................    (92,409)       (420,362)   (1,912,625)   (275,459)        82,139     (87,751)
 Net unrealized appreciation (depreciation) of
   investments................................     (3,547)       (332,404)     (563,271)     (8,985)       316,626      (4,093)
                                                 --------      ----------   -----------   ---------      ----------   --------
Net assets....................................   $128,585      $4,193,827   $ 7,014,119   $ 162,591     $5,896,450    $259,895
                                                 ========      ==========   ===========   =========      ==========   ========
Number of units outstanding*..................     23,212         489,855       954,152      28,046        450,614      27,092
                                                 --------      ----------   -----------   ---------      ----------   --------
Net asset value per unit outstanding*.........   $   5.54      $     8.56   $      7.35   $    5.80     $    13.09    $   9.59
                                                 ========      ==========   ===========   =========      ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                         Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.                  Janus Aspen Series
----------------------------------------  --------------------------------------------------

Emerging Markets Global Value              Aggressive   Flexible   International  Worldwide
      Debt          Equity    Real Estate    Growth      Income       Growth        Growth
   Subaccount     Subaccount  Subaccount   Subaccount  Subaccount   Subaccount    Subaccount
      20,449         1,327       65,568        89,976      883,576       69,458      275,560
    ========       =======     ========   ===========  ===========  ===========  ===========
    $143,851       $13,394     $754,816   $ 1,455,137  $10,359,467  $ 1,516,472  $ 7,044,858
    ========       =======     ========   ===========  ===========  ===========  ===========

    $144,578       $13,058     $742,884   $ 1,425,219  $10,867,979  $ 1,201,619  $ 5,800,540
           0           317          978         8,746        3,953          316        5,629
    --------       -------     --------   -----------  -----------  -----------  -----------
     144,578        13,375      743,862     1,433,965   10,871,932    1,201,935    5,806,169
    --------       -------     --------   -----------  -----------  -----------  -----------
           0           317          978         8,746        3,953          316        5,629
    --------       -------     --------   -----------  -----------  -----------  -----------
           0           317          978         8,746        3,953          316        5,629
    --------       -------     --------   -----------  -----------  -----------  -----------
    $144,578       $13,058     $742,884   $ 1,425,219  $10,867,979  $ 1,201,619  $ 5,800,540
    ========       =======     ========   ===========  ===========  ===========  ===========
    $134,106       $13,132     $717,793   $ 3,641,369  $ 9,205,495  $ 3,147,958  $ 8,951,021
       9,728           262       36,286        88,766      945,077      188,313      194,614

          17             0          737    (2,274,998)     208,895   (1,819,799)  (2,100,777)

         727          (336)     (11,932)      (29,918)     508,512     (314,853)  (1,244,318)
    --------       -------     --------   -----------  -----------  -----------  -----------
    $144,578       $13,058     $742,884   $ 1,425,219  $10,867,979  $ 1,201,619  $ 5,800,540
    ========       =======     ========   ===========  ===========  ===========  ===========
      14,020         1,650       81,262       424,887      858,596      205,780    1,033,150
    --------       -------     --------   -----------  -----------  -----------  -----------
    $  10.31       $  7.91     $   9.14   $      3.35  $     12.66  $      5.84  $      5.61
    ========       =======     ========   ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                           Corporate Sponsored Variable Universal Life
                                    ---------------------------------------------------------
                                                                                   Lord Abbett
                                       Janus Aspen Series     Alger American Fund  Series Fund
                                    -----------------------  --------------------- -----------
                                      Capital    Strategic    Balanced   Mid Cap     Mid-Cap
                                    Appreciation   Value       Growth     Growth      Value
                                     Subaccount  Subaccount  Subaccount Subaccount Subaccount
                                    ------------ ----------  ---------- ---------- -----------
              ASSETS
Shares held in respective Funds....      77,069     185,365     18,101     12,048     232,874
                                     ==========  ==========   ========   ========  ==========
Investments at cost................  $1,518,490  $1,754,587   $206,480   $145,423  $3,256,058
                                     ==========  ==========   ========   ========  ==========
Investments in respective Funds,
  at net asset value...............  $1,338,692  $1,303,117   $204,361   $150,004  $3,227,639
Amount due from MONY America.......         345          79      1,259          0         631
Amount due from respective Funds...           0           0          0          0           0
                                     ----------  ----------   --------   --------  ----------
       Total assets................   1,339,037   1,303,196    205,620    150,004   3,228,270
                                     ----------  ----------   --------   --------  ----------
           LIABILITIES
Amount due to MONY America.........           0           0          0          0           0
Amount due to respective Funds.....         345          79      1,259          0         631
                                     ----------  ----------   --------   --------  ----------
       Total liabilities...........         345          79      1,259          0         631
                                     ----------  ----------   --------   --------  ----------
Net assets.........................  $1,338,692  $1,303,117   $204,361   $150,004  $3,227,639
                                     ==========  ==========   ========   ========  ==========
Net assets consist of:
  Contractholders' net payments....  $1,983,745  $1,773,678   $206,486   $145,147  $3,247,604
  Undistributed net investment
   income..........................      31,423           7          0          0      18,251
  Accumulated net realized gain
   (loss) on investments...........    (496,678)    (19,098)        (6)       276      (9,797)
  Net unrealized appreciation
   (depreciation) of investments...    (179,798)   (451,470)    (2,119)     4,581     (28,419)
                                     ----------  ----------   --------   --------  ----------
Net assets.........................  $1,338,692  $1,303,117   $204,361   $150,004  $3,227,639
                                     ==========  ==========   ========   ========  ==========
Number of units outstanding*.......     249,646     183,715     21,775     18,916     367,490
                                     ----------  ----------   --------   --------  ----------
Net asset value per unit
  outstanding*.....................  $     5.36  $     7.09   $   9.38   $   7.93  $     8.78
                                     ==========  ==========   ========   ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                    Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------
                                      Invesco Variable PIMCO Variable
    MFS Variable Insurance Trust      Investment Funds Insurance Trust
------------------------------------- ---------------- ---------------
New Discovery Total Return Utilities     Financial
   Series        Series      Series       Services       Real Return
 Subaccount    Subaccount  Subaccount    Subaccount      Subaccount        Total
------------- ------------ ---------- ---------------- --------------- ------------
     4,516        4,255         51            195           120,687
   =======      =======      =====         ======        ==========
   $45,636      $71,790      $ 535         $2,132        $1,405,489    $247,656,543
   =======      =======      =====         ======        ==========    ============
   $47,147      $72,935      $ 614         $2,049        $1,436,173    $222,559,611
         0          313          0              0             1,922          85,236
         0            0          0              0               158             158
   -------      -------      -----         ------        ----------    ------------
    47,147       73,248        614          2,049         1,438,253     222,645,005
   -------      -------      -----         ------        ----------    ------------
         0            0          0              0               158             158
         0          313          0              0             1,922          85,236
   -------      -------      -----         ------        ----------    ------------
         0          313          0              0             2,080          85,394
   -------      -------      -----         ------        ----------    ------------
   $47,147      $72,935      $ 614         $2,049        $1,436,173    $222,559,611
   =======      =======      =====         ======        ==========    ============
   $45,879      $71,138      $ 535         $2,119        $1,379,641    $243,217,866
         0            0          0             13            22,076      27,317,173
      (243)         652          0              0             3,772     (22,878,496)
     1,511        1,145         79            (83)           30,684     (25,096,932)
   -------      -------      -----         ------        ----------    ------------
   $47,147      $72,935      $ 614         $2,049        $1,436,173    $222,559,611
   =======      =======      =====         ======        ==========    ============
     5,912        7,749         67            238           129,337
   -------      -------      -----         ------        ----------
   $  7.98      $  9.41      $9.13         $ 8.63        $    11.10
   =======      =======      =====         ======        ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                Corporate Sponsored Variable Universal Life
                               --------------------------------------------------------------------------------
                                             MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------------- ----------------------------
                                  Money     Intermediate  Long Term    Government                 Small Company
                                  Market     Term Bond       Bond      Securities     Equity          Value
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                               ------------ ------------ ------------ ------------ ------------   -------------
                               For the year For the year For the year For the year For the year   For the year
                                  ended        ended        ended        ended        ended           ended
                               December 31, December 31, December 31, December 31, December 31,   December 31,
                                   2002         2002         2002         2002         2002           2002
                               ------------ ------------ ------------ ------------ ------------   -------------
Dividend income...............   $562,105     $254,493    $1,633,740    $101,637   $         0      $   7,479
Distribution from net
  realized gains..............          0            0             0           0             0         56,510
                                 --------     --------    ----------    --------   -----------      ---------
Net investment income.........    562,105      254,493     1,633,740     101,637             0         63,989
                                 --------     --------    ----------    --------   -----------      ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................          0       31,956       572,882     108,193    (1,637,505)      (431,113)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................          0      362,726       235,098      41,048     1,076,136        198,112
                                 --------     --------    ----------    --------   -----------      ---------
Net realized and unrealized
  gain (loss) on investments..          0      394,682       807,980     149,241      (561,369)      (233,001)
                                 --------     --------    ----------    --------   -----------      ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $562,105     $649,175    $2,441,720    $250,878   $  (561,369)     $(169,012)
                                 ========     ========    ==========    ========   ===========      =========

----------
** Commencement of operations

                      See notes to financial statements.

                                  Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------------------------------------
                           Enterprise Accumulation Trust                             Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------ -------------------------------
             International  High Yield  Small Company                                                Small Company
  Managed       Growth         Bond        Growth        Growth      Total Return    Appreciation        Stock
 Subaccount   Subaccount    Subaccount   Subaccount    Subaccount     Subaccount      Subaccount      Subaccount
------------ ------------- ------------ ------------- ------------ ----------------- ------------    -------------
For the year For the year  For the year For the year  For the year  For the period   For the year    For the year
   ended         ended        ended         ended        ended      July 26, 2002**     ended            ended
December 31, December 31,  December 31, December 31,  December 31,      through      December 31,    December 31,
    2002         2002          2002         2002          2002     December 31, 2002     2002            2002
------------ ------------- ------------ ------------- ------------ ----------------- ------------    -------------
  $  2,113     $  1,266    $ 1,551,697    $       0    $  21,559       $163,698       $  30,450        $   2,739
         0            0              0            0            0        204,756               0                0
  --------     --------    -----------    ---------    ---------       --------       ---------        ---------
     2,113        1,266      1,551,697            0       21,559        368,454          30,450            2,739
  --------     --------    -----------    ---------    ---------       --------       ---------        ---------


   (78,718)     (25,312)       341,365     (232,463)     (38,190)        72,376        (645,165)         (44,131)
    25,918       (8,100)    (3,815,510)    (330,365)    (500,198)       277,609        (119,748)        (134,182)
  --------     --------    -----------    ---------    ---------       --------       ---------        ---------
   (52,800)     (33,412)    (3,474,145)    (562,828)    (538,388)       349,985        (764,913)        (178,313)
  --------     --------    -----------    ---------    ---------       --------       ---------        ---------
  $(50,687)    $(32,146)   $(1,922,448)   $(562,828)   $(516,829)      $718,439       $(734,463)       $(175,574)
  ========     ========    ===========    =========    =========       ========       =========        =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                               --------------------------------






                                 Dreyfus          Dreyfus
                                  Stock           Socially
                                  Index      Responsible Growth
                                Subaccount       Subaccount
                               ------------  ------------------

                               For the year     For the year
                                  ended            ended
                               December 31,     December 31,
                                   2002             2002
                               ------------  ------------------
Dividend income............... $    561,642       $    106
Distribution from net
  realized gains..............            0              0
                               ------------       --------
Net investment income.........      561,642            106
                               ------------       --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (6,036,329)       (82,955)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (5,436,895)         3,334
                               ------------       --------
Net realized and unrealized
  gain (loss) on investments..  (11,473,224)       (79,621)
                               ------------       --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(10,911,582)      $(79,515)
                               ============       ========



                                                                     Van Eck Worldwide Insurance Trust
                                                                 -----------------------------------------
                                   Dreyfus
                                  Variable
                                 Investment
                                    Fund            Dreyfus
                                International      Small Cap                   Worldwide      Worldwide
                                    Value         Stock Index    Hard Assets      Bond     Emerging Markets
                                 Subaccount       Subaccount      Subaccount   Subaccount     Subaccount
                               --------------- ----------------- ------------ ------------ ----------------
                               For the period   For the period
                               July 15, 2002** August 16, 2002** For the year For the year   For the year
                                   through          through         ended        ended          ended
                                December 31,     December 31,    December 31, December 31,   December 31,
                                    2002             2002            2002         2002           2002
                               --------------- ----------------- ------------ ------------ ----------------
Dividend income...............    $  49,136        $   4,739       $   372      $     0        $   213
Distribution from net
  realized gains..............            0                0             0            0              0
                                  ---------        ---------       -------      -------        -------
Net investment income.........       49,136            4,739           372            0            213
                                  ---------        ---------       -------      -------        -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................      (11,185)          (1,615)       (6,049)       5,569         (4,043)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (593,946)        (119,562)        9,980       11,863          2,047
                                  ---------        ---------       -------      -------        -------
Net realized and unrealized
  gain (loss) on investments..     (605,131)        (121,177)        3,931       17,432         (1,996)
                                  ---------        ---------       -------      -------        -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(555,995)       $(116,438)      $ 4,303      $17,432        $(1,783)
                                  =========        =========       =======      =======        =======

----------
** Commencement of operations

                      See notes to financial statements.

                                 Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------
                                                                                    Fidelity Variable Insurance
                                   T. Rowe Price                                         Products Funds
----------------------------------------------------------------------------------  --------------------------

   Equity       Prime     International   Limited    New America  Personal Strategy                  VIP II
   Income      Reserve        Stock      Term Bond      Growth        Balanced       VIP Growth    Contrafund
 Subaccount   Subaccount   Subaccount    Subaccount   Subaccount     Subaccount      Subaccount    Subaccount
------------ ------------ ------------- ------------ ------------ ----------------- ------------  ------------
For the year For the year For the year  For the year For the year   For the year    For the year  For the year
   ended        ended         ended        ended        ended           ended          ended         ended
December 31, December 31, December 31,  December 31, December 31,   December 31,    December 31,  December 31,
    2002         2002         2002          2002         2002           2002            2002          2002
------------ ------------ ------------- ------------ ------------ ----------------- ------------  ------------
$   385,749    $12,906      $  20,250     $14,130     $       0       $  30,976      $   3,119     $  47,082

      5,533          0          2,024           0             0               0              0             0
-----------    -------      ---------     -------     ---------       ---------      ---------     ---------
    391,282     12,906         22,274      14,130             0          30,976          3,119        47,082
-----------    -------      ---------     -------     ---------       ---------      ---------     ---------


   (293,605)         0       (335,282)        234      (123,146)       (126,180)      (481,642)     (367,572)

 (1,405,309)         0         81,231       7,857       (83,627)           (223)      (197,188)     (195,931)
-----------    -------      ---------     -------     ---------       ---------      ---------     ---------

 (1,698,914)         0       (254,051)      8,091      (206,773)       (126,403)      (678,830)     (563,503)
-----------    -------      ---------     -------     ---------       ---------      ---------     ---------

$(1,307,632)   $12,906      $(231,777)    $22,221     $(206,773)      $ (95,427)     $(675,711)    $(516,421)
===========    =======      =========     =======     =========       =========      =========     =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                Corporate Sponsored Variable Universal Life
                               --------------------------------------------------------------------------------
                               Fidelity Variable Insurance Products Funds The Universal Institutional Funds, Inc.
                               -----------------------------------------  -------------------------------------
                                  VIP III                     VIP III
                                  Growth      VIP II Asset   Growth and      Equity      Core Plus
                               Opportunities    Manager        Income        Growth     Fixed Income    Value
                                Subaccount     Subaccount    Subaccount    Subaccount    Subaccount   Subaccount
                               -------------  ------------  ------------  ------------  ------------ ------------
                               For the year   For the year  For the year  For the year  For the year For the year
                                   ended         ended         ended         ended         ended        ended
                               December 31,   December 31,  December 31,  December 31,  December 31, December 31,
                                   2002           2002          2002          2002          2002         2002
                               -------------  ------------  ------------  ------------  ------------ ------------
Dividend income...............   $  2,112      $ 192,613    $   116,713    $     324      $207,046     $  2,875
Distribution from net
  realized gains..............          0              0              0            0        55,630            0
                                 --------      ---------    -----------    ---------      --------     --------
Net investment income.........      2,112        192,613        116,713          324       262,676        2,875
                                 --------      ---------    -----------    ---------      --------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (64,648)      (325,616)    (1,308,281)    (145,798)       72,724      (83,526)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................         61       (299,884)      (319,020)      23,047        42,625        2,822
                                 --------      ---------    -----------    ---------      --------     --------
Net realized and unrealized
  gain (loss) on investments..    (64,587)      (625,500)    (1,627,301)    (122,751)      115,349      (80,704)
                                 --------      ---------    -----------    ---------      --------     --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(62,475)     $(432,887)   $(1,510,588)   $(122,427)     $378,025     $(77,829)
                                 ========      =========    ===========    =========      ========     ========

----------
** Commencement of operations

                      See notes to financial statements.

                                 Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------
        The Universal Institutional Funds, Inc.                           Janus Aspen Series
-------------------------------------------------------  ---------------------------------------------------
    Emerging
     Markets                                              Aggressive    Flexible   International  Worldwide
      Debt        Global Value Equity     Real Estate       Growth       Income       Growth        Growth
   Subaccount          Subaccount         Subaccount      Subaccount   Subaccount   Subaccount    Subaccount
----------------- -------------------- ----------------- ------------ ------------ ------------- ------------
 For the period      For the period     For the period   For the year For the year For the year  For the year
August 8, 2002**  September 13, 2002** August 5, 2002**     ended        ended         ended        ended
     through            through             through      December 31, December 31, December 31,  December 31,
December 31, 2002  December 31, 2002   December 31, 2002     2002         2002         2002          2002
----------------- -------------------- ----------------- ------------ ------------ ------------- ------------
     $ 9,728             $ 117             $ 23,431       $       0     $393,338     $  12,377   $    59,566
           0               145               12,855               0            0             0             0
     -------             -----             --------       ---------     --------     ---------   -----------
       9,728               262               36,286               0      393,338        12,377        59,566
     -------             -----             --------       ---------     --------     ---------   -----------

          17                 0                  737        (950,807)     167,618      (361,467)     (881,743)

         727              (336)             (11,932)        345,376      330,297       (53,330)   (1,134,827)
     -------             -----             --------       ---------     --------     ---------   -----------

         744              (336)             (11,195)       (605,431)     497,915      (414,797)   (2,016,570)
     -------             -----             --------       ---------     --------     ---------   -----------

     $10,472             $ (74)            $ 25,091       $(605,431)    $891,253     $(402,420)  $(1,957,004)
     =======             =====             ========       =========     ========     =========   ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                 Corporate Sponsored Variable Universal Life
                               ------------------------------------------------------------------------------
                                                                                                 Lord Abbett
                                  Janus Aspen Series              Alger American Fund            Series Fund
                               ------------------------  ------------------------------------- ---------------
                                 Capital     Strategic       Balanced           Mid Cap            Mid-Cap
                               Appreciation    Value          Growth             Growth             Value
                                Subaccount   Subaccount     Subaccount         Subaccount        Subaccount
                               ------------ ------------ ---------------- -------------------- ---------------
                                                          For the period     For the period    For the period
                               For the year For the year August 5, 2002** September 13, 2002** July 15, 2002**
                                  ended        ended         through            through            through
                               December 31, December 31,   December 31,       December 31,      December 31,
                                   2002         2002           2002               2002              2002
                               ------------ ------------ ---------------- -------------------- ---------------
Dividend income...............  $   8,476    $       0       $     0             $    0           $ 18,251
Distribution from net
  realized gains..............          0            0             0                  0                  0
                                ---------    ---------       -------             ------           --------
Net investment income.........      8,476            0             0                  0             18,251
                                ---------    ---------       -------             ------           --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (310,294)     (17,735)           (6)               276             (9,797)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     37,560     (451,505)       (2,119)             4,581            (28,419)
                                ---------    ---------       -------             ------           --------
Net realized and unrealized
  gain (loss) on investments..   (272,734)    (469,240)       (2,125)             4,857            (38,216)
                                ---------    ---------       -------             ------           --------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(264,258)   $(469,240)      $(2,125)            $4,857           $(19,965)
                                =========    =========       =======             ======           ========

----------
** Commencement of operations

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------
                                                        Invesco Variable   PIMCO Variable
             MFS Variable Insurance Trust               Investment Funds   Insurance Trust
------------------------------------------------------ ------------------- ---------------
 New Discovery      Total Return         Utilities          Financial
     Series            Series             Series            Services         Real Return
   Subaccount        Subaccount         Subaccount         Subaccount        Subaccount
---------------- ------------------- ----------------- ------------------- ---------------
 For the period    For the period     For the period     For the period    For the period
August 5, 2002** September 3, 2002** October 8, 2002** November 26, 2002** July 26, 2002**
    through            through            through            through           through
  December 31,      December 31,       December 31,       December 31,      December 31,
      2002              2002               2002               2002              2002           Total
---------------- ------------------- ----------------- ------------------- --------------- ------------
     $    0            $    0               $ 0               $ 13             $19,316     $  6,529,692
          0                 0                 0                  0               2,760          340,213
     ------            ------               ---               ----             -------     ------------
          0                 0                 0                 13              22,076        6,869,905
     ------            ------               ---               ----             -------     ------------
       (243)              652                 0                  0               3,772      (14,083,790)

      1,511             1,145                79                (83)             30,684      (12,088,765)
     ------            ------               ---               ----             -------     ------------

      1,268             1,797                79                (83)             34,456      (26,172,555)
     ------            ------               ---               ----             -------     ------------

     $1,268            $1,797               $79               $(70)            $56,532     $(19,302,650)
     ======            ======               ===               ====             =======     ============

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                  Corporate Sponsored Variable Universal Life
                               --------------------------------------------------------------------------------
                                                            MONY Series Fund, Inc.
                               --------------------------------------------------------------------------------
                                          Money                   Intermediate                Long Term
                                          Market                    Term Bond                    Bond
                                        Subaccount                 Subaccount                 Subaccount
                               ---------------------------  ------------------------  -------------------------
                                For the year  For the year  For the year For the year For the year  For the year
                                   ended         ended         ended        ended        ended         ended
                                December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                    2002          2001          2002         2001         2002          2001
                               -------------  ------------  ------------ ------------ ------------  ------------
From operations:
 Net investment income........ $     562,105  $    933,202  $   254,493  $   272,408  $  1,633,740  $ 1,515,419
 Net realized gain (loss) on
   investments................             0             0       31,956       11,338       572,882     (197,513)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................             0             0      362,726        2,144       235,098      501,508
                               -------------  ------------  -----------  -----------  ------------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................       562,105       933,202      649,175      285,890     2,441,720    1,819,414
                               -------------  ------------  -----------  -----------  ------------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   159,174,707    39,130,556    7,153,538    4,489,766     7,242,676    9,332,668
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (156,981,267)  (38,320,196)  (3,640,637)  (3,233,493)  (37,696,415)  (1,968,116)
                               -------------  ------------  -----------  -----------  ------------  -----------
Net increase (decrease) from
 unit transactions............     2,193,440       810,360    3,512,901    1,256,273   (30,453,739)   7,364,552
                               -------------  ------------  -----------  -----------  ------------  -----------
Net increase (decrease) in
 net assets...................     2,755,545     1,743,562    4,162,076    1,542,163   (28,012,019)   9,183,966
Net assets beginning of year..    32,109,599    30,366,037    4,128,592    2,586,429    32,731,737   23,547,771
                               -------------  ------------  -----------  -----------  ------------  -----------
Net assets end of year*....... $  34,865,144  $ 32,109,599  $ 8,290,668  $ 4,128,592  $  4,719,718  $32,731,737
                               =============  ============  ===========  ===========  ============  ===========
Unit transactions:
Units outstanding beginning
 of year......................     2,596,777     2,549,112      329,727      224,102     2,621,046    2,004,098
Units issued during the year..    13,150,070     3,197,234      561,706      375,738       544,551      785,272
Units redeemed during the year   (12,968,861)   (3,149,569)    (285,868)    (270,113)   (2,834,259)    (168,324)
                               -------------  ------------  -----------  -----------  ------------  -----------
Units outstanding end of year.     2,777,986     2,596,777      605,565      329,727       331,338    2,621,046
                               =============  ============  ===========  ===========  ============  ===========
----------
*  Includes undistributed net
   investment income of:       $   2,967,939  $  2,405,834  $   695,527  $   441,034  $  5,526,419  $ 3,892,679
                               =============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------  ----------------------------------------------------------------------------
       Government                                         Small Company
       Securities                  Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$   101,637   $  139,985  $         0  $   685,822  $    63,989   $  316,699   $   2,113    $  13,855
    108,193        9,082   (1,637,505)  (1,019,400)    (431,113)     (90,609)    (78,718)     (97,625)

     41,048       43,099    1,076,136     (332,988)     198,112     (175,605)     25,918       39,211
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------

    250,878      192,166     (561,369)    (666,566)    (169,012)      50,485     (50,687)     (44,559)
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------
  2,829,028      475,233    1,200,480    2,587,029    3,343,609      966,761     842,838      204,546

 (2,260,783)    (378,180)  (2,668,585)    (617,028)  (2,310,044)    (800,766)   (818,125)    (346,309)
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------

    568,245       97,053   (1,468,105)   1,970,001    1,033,565      165,995      24,713     (141,763)
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------
    819,123      289,219   (2,029,474)   1,303,435      864,553      216,480     (25,974)    (186,322)
  3,146,048    2,856,829    3,613,057    2,309,622    1,221,688    1,005,208     188,468      374,790
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------
$ 3,965,171   $3,146,048  $ 1,583,583  $ 3,613,057  $ 2,086,241   $1,221,688   $ 162,494    $ 188,468
===========   ==========  ===========  ===========  ===========   ==========   =========    =========
    252,208      244,081      341,080      177,032       73,925       64,061      16,988       30,018
    219,133       39,169      164,560      228,323      227,747       59,158      54,534       17,175
   (173,063)     (31,042)    (293,859)     (64,275)    (162,564)     (49,294)    (52,935)     (30,205)
-----------   ----------  -----------  -----------  -----------   ----------   ---------    ---------
    298,278      252,208      211,781      341,080      139,108       73,925      18,587       16,988
===========   ==========  ===========  ===========  ===========   ==========   =========    =========

$   412,237   $  310,600  $ 1,423,726  $ 1,423,726  $   583,206   $  519,217   $ 301,570    $ 299,457
===========   ==========  ===========  ===========  ===========   ==========   =========    =========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------
                                 International Growth                                 Small Company Growth
                                      Subaccount         High Yield Bond Subaccount        Subaccount
                               ------------------------  -------------------------  ------------------------

                               For the year For the year For the year  For the year For the year For the year
                                  ended        ended        ended         ended        ended        ended
                               December 31, December 31, December 31,  December 31, December 31, December 31,
                                   2002         2001         2002          2001         2002         2001
                               ------------ ------------ ------------  ------------ ------------ ------------
From operations:
 Net investment income........   $  1,266    $  15,618   $  1,551,697  $ 2,280,621  $         0   $  19,613
 Net realized gain (loss) on
   investments................    (25,312)     (59,083)       341,365     (652,869)    (232,463)    (21,372)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (8,100)     (12,504)    (3,815,510)    (277,653)    (330,365)     (9,007)
                                 --------    ---------   ------------  -----------  -----------   ---------
Net increase (decrease) in
 net assets resulting from
 operations...................    (32,146)     (55,969)    (1,922,448)   1,350,099     (562,828)    (10,766)
                                 --------    ---------   ------------  -----------  -----------   ---------
From unit transactions:
 Net proceeds from the
   issuance of units..........    133,180       93,070      2,371,278    7,078,402    2,626,190     421,391
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (77,872)    (116,980)   (26,057,777)  (1,664,314)  (1,034,096)   (245,356)
                                 --------    ---------   ------------  -----------  -----------   ---------
Net increase (decrease) from
 unit transactions............     55,308      (23,910)   (23,686,499)   5,414,088    1,592,094     176,035
                                 --------    ---------   ------------  -----------  -----------   ---------
Net increase (decrease) in
 net assets...................     23,162      (79,879)   (25,608,947)   6,764,187    1,029,266     165,269
Net assets beginning of period    135,001      214,880     27,344,174   20,579,987      587,103     421,834
                                 --------    ---------   ------------  -----------  -----------   ---------
Net assets end of period*.....   $158,163    $ 135,001   $  1,735,227  $27,344,174  $ 1,616,369   $ 587,103
                                 ========    =========   ============  ===========  ===========   =========
Unit transactions:
Units outstanding beginning
 of period....................     15,232       17,506      2,336,577    1,862,334       55,453      38,329
Units issued during the period     16,473        9,388        219,258      608,313      239,949      39,610
Units redeemed during the
 period.......................     (9,548)     (11,662)    (2,409,408)    (134,070)     (94,483)    (22,486)
                                 --------    ---------   ------------  -----------  -----------   ---------
Units outstanding end of
 period.......................     22,157       15,232        146,427    2,336,577      200,919      55,453
                                 ========    =========   ============  ===========  ===========   =========
----------
*  Includes undistributed net
   investment income of:         $162,354    $ 161,088   $  7,314,379  $ 5,762,682  $    21,257   $  21,257
                                 ========    =========   ============  ===========  ===========   =========

** Commencement of operations

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------
      Enterprise Accumulation Trust                Dreyfus Variable Investment Fund
----------------------------------------  --------------------------------------------------
                           Total Return                                Small Company Stock       Dreyfus Stock Index
    Growth Subaccount       Subaccount     Appreciation Subaccount         Subaccount                 Subaccount
------------------------  --------------- ------------------------  ------------------------  -------------------------
                          For the period
For the year For the year July 26, 2002** For the year For the year For the year For the year For the year  For the year
   ended        ended         through        ended        ended        ended        ended        ended         ended
December 31, December 31,  December 31,   December 31, December 31, December 31, December 31, December 31,  December 31,
    2002         2001          2002           2002         2001         2002         2001         2002          2001
------------ ------------ --------------- ------------ ------------ ------------ ------------ ------------  ------------

 $   21,559   $   1,074     $   368,454   $    30,450  $    18,671   $    2,739   $      881  $    561,642  $   722,735
    (38,190)    (67,869)         72,376      (645,165)    (249,560)     (44,131)      26,737    (6,036,329)    (724,739)

   (500,198)     (1,436)        277,609      (119,748)     (47,252)    (134,182)     (83,771)   (5,436,895)  (5,136,286)
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------

   (516,829)    (68,231)        718,439      (734,463)    (278,141)    (175,574)     (56,153)  (10,911,582)  (5,138,290)
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------

  6,282,157     109,589      16,671,246     6,378,767    1,291,872    1,081,984      287,401    15,850,143   19,635,012

   (213,486)   (780,266)     (4,146,161)   (5,339,029)  (1,329,911)    (525,073)    (431,872)  (18,236,339)  (5,292,602)
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------
  6,068,671    (670,677)     12,525,085     1,039,738      (38,039)     556,911     (144,471)   (2,386,196)  14,342,410
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------
  5,551,842    (738,908)     13,243,524       305,275     (316,180)     381,337     (200,624)  (13,297,778)   9,204,120
    241,093     980,001               0     2,160,800    2,476,980      917,260    1,117,884    47,985,630   38,781,510
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------
 $5,792,935   $ 241,093     $13,243,524   $ 2,466,075  $ 2,160,800   $1,298,597   $  917,260  $ 34,687,852  $47,985,630
 ==========   =========     ===========   ===========  ===========   ==========   ==========  ============  ===========

     29,036     103,205               0       162,699      168,512       84,950      101,945     3,736,835    2,652,230
    911,017      12,052       1,666,614       369,620       88,724      125,979       27,361     1,698,813    1,466,686
    (30,959)    (86,221)       (407,190)     (309,372)     (94,537)     (61,136)     (44,356)   (1,956,318)    (382,081)
 ----------   ---------     -----------   -----------  -----------   ----------   ----------  ------------  -----------
    909,094      29,036       1,259,424       222,947      162,699      149,793       84,950     3,479,330    3,736,835
 ==========   =========     ===========   ===========  ===========   ==========   ==========  ============  ===========

 $   24,254   $   2,695     $   368,454   $   113,166  $    82,716   $    6,315   $    3,576  $  2,707,374  $ 2,145,732
 ==========   =========     ===========   ===========  ===========   ==========   ==========  ============  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    Corporate Sponsored Variable Universal Life
-                              ---------------------------------------------------------------------------------------
                                                                                                  Van Eck Worldwide
                                                                                                   Insurance Trust
                                                                                              ------------------------
                                                                Dreyfus
                                                               Variable
                                                              Investment
                                                                 Fund            Dreyfus
                                                             International      Small Cap
                               Dreyfus Socially Responsible      Value         Stock Index
                                   Growth Subaccount          Subaccount       Subaccount      Hard Assets Subaccount
                               ---------------------------  --------------- ----------------- ------------------------
                                                            For the period   For the period
                               For the year   For the year  July 15, 2002** August 16, 2002** For the year For the year
                                  ended          ended          through          through         ended        ended
                               December 31,   December 31,   December 31,     December 31,    December 31, December 31,
                                   2002           2001           2002             2002            2002         2001
                               ------------   ------------  --------------- ----------------- ------------ ------------
From operations:
 Net investment income........ $       106      $    161      $   49,136       $    4,739      $     372     $   258
 Net realized gain (loss) on
   investments................     (82,955)      (65,809)        (11,185)          (1,615)        (6,049)         67
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       3,334        13,257        (593,946)        (119,562)         9,980      (3,810)
                               -----------      --------      ----------       ----------      ---------     -------
Net increase (decrease) in
 net assets resulting from
 operations...................     (79,515)      (52,391)       (555,995)        (116,438)         4,303      (3,485)
                               -----------      --------      ----------       ----------      ---------     -------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,047,115       140,760       6,374,770        3,359,262        237,591      22,620
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,174,271)      (58,986)       (116,656)         (50,447)      (119,815)     (4,442)
                               -----------      --------      ----------       ----------      ---------     -------
Net increase (decrease) from
 unit transactions............    (127,156)       81,774       6,258,114        3,308,815        117,776      18,178
                               -----------      --------      ----------       ----------      ---------     -------
Net increase (decrease) in
 net assets...................    (206,671)       29,383       5,702,119        3,192,377        122,079      14,693
Net assets beginning of period     241,185       211,802               0                0         37,372      22,679
                               -----------      --------      ----------       ----------      ---------     -------
Net assets end of period*..... $    34,514      $241,185      $5,702,119       $3,192,377      $ 159,451     $37,372
                               ===========      ========      ==========       ==========      =========     =======
Unit transactions:
Units outstanding beginning
 of period....................      29,198        19,852               0                0          3,747       2,039
Units issued during the period     192,021        16,660         729,449          392,735         25,634       2,132
Units redeemed during the
 period.......................    (215,339)       (7,314)        (14,492)          (6,084)       (12,927)       (424)
                               -----------      --------      ----------       ----------      ---------     -------
Units outstanding end of
 period.......................       5,880        29,198         714,957          386,651         16,454       3,747
                               ===========      ========      ==========       ==========      =========     =======
----------
*  Includes undistributed net
   investment income of:       $     4,583      $  4,477      $   49,136       $    4,739      $     675     $   303
                               ===========      ========      ==========       ==========      =========     =======

** Commencement of operations

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------

         Van Eck Worldwide Insurance Trust                              T. Rowe Price
--------------------------------------------------   --------------------------------------------------

                          Worldwide Emerging Markets
Worldwide Bond Subaccount        Subaccount          Equity Income Subaccount  Prime Reserve Subaccount
------------------------  ------------------------   ------------------------  ------------------------

For the year For the year For the year  For the year For the year For the year For the year For the year
   ended        ended        ended         ended        ended        ended        ended        ended
December 31, December 31, December 31,  December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002          2001         2002         2001         2002         2001
------------ ------------ ------------  ------------ ------------ ------------ ------------ ------------
 $       0     $  3,988    $     213     $       0   $   391,282   $  124,285   $   12,906    $ 10,591
     5,569         (296)      (4,043)      (48,662)     (293,605)      17,483            0           0

    11,863       (8,070)       2,047        46,754    (1,405,309)    (120,429)           0           0
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------

    17,432       (4,378)      (1,783)       (1,908)   (1,307,632)      21,339       12,906      10,591
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------
   105,258       12,364       66,485        99,418    32,997,096    3,334,123    1,944,041     109,738

  (101,514)     (16,792)    (102,739)     (132,990)   (2,751,959)    (770,471)           0     (60,303)
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------

     3,744       (4,428)     (36,254)      (33,572)   30,245,137    2,563,652    1,944,041      49,435
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------
    21,176       (8,806)     (38,037)      (35,480)   28,937,505    2,584,991    1,956,947      60,026
    78,586       87,392      107,487       142,967     4,451,206    1,866,215      303,689     243,663
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------
 $  99,762     $ 78,586    $  69,450     $ 107,487   $33,388,711   $4,451,206   $2,260,636    $303,689
 =========     ========    =========     =========   ===========   ==========   ==========    ========
     7,936        8,374       20,273        26,477       367,716      156,427       26,335      21,977
     9,045          998       13,589        14,186     3,062,577      275,223      166,850       8,480
    (8,700)      (1,436)     (20,372)      (20,390)     (255,419)     (63,934)           0      (4,122)
 ---------     --------    ---------     ---------   -----------   ----------   ----------    --------
     8,281        7,936       13,490        20,273     3,174,874      367,716      193,185      26,335
 =========     ========    =========     =========   ===========   ==========   ==========    ========

 $   8,159     $  8,159    $     410     $     197   $   658,661   $  267,379   $   34,673    $ 21,767
 =========     ========    =========     =========   ===========   ==========   ==========    ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------------
                                                               T. Rowe Price
                               ----------------------------------------------------------------------------
                                  International Stock        Limited Term Bond        New America Growth
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income........  $   22,274  $    34,924   $   14,130    $  1,690    $       0    $  12,388
 Net realized gain (loss) on
   investments................    (335,282)    (479,240)         234       1,556     (123,146)    (125,500)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      81,231      (85,721)       7,857        (710)     (83,627)      64,278
                                ----------  -----------   ----------    --------    ---------    ---------
Net increase (decrease) in
 net assets resulting from
 operations...................    (231,777)    (530,037)      22,221       2,536     (206,773)     (48,834)
                                ----------  -----------   ----------    --------    ---------    ---------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,373,617    1,403,156    1,200,574      51,038      294,119      457,495
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (893,412)  (1,248,345)    (271,530)    (54,283)    (411,464)    (121,293)
                                ----------  -----------   ----------    --------    ---------    ---------
Net increase (decrease) from
 unit transactions............     480,205      154,811      929,044      (3,245)    (117,345)     336,202
                                ----------  -----------   ----------    --------    ---------    ---------
Net increase (decrease) in
 net assets...................     248,428     (375,226)     951,265        (709)    (324,118)     287,368
Net assets beginning of year..   1,652,973    2,028,199       32,901      33,610      764,189      476,821
                                ----------  -----------   ----------    --------    ---------    ---------
Net assets end of year*.......  $1,901,401  $ 1,652,973   $  984,166    $ 32,901    $ 440,071    $ 764,189
                                ==========  ===========   ==========    ========    =========    =========
Unit transactions:
Units outstanding beginning
 of year......................     183,999      175,616        2,760       3,058       76,446       42,050
Units issued during the year..     214,639      110,499       97,627       4,413       33,670       44,295
Units redeemed during the year    (139,603)    (102,116)     (22,080)     (4,711)     (48,708)      (9,899)
                                ----------  -----------   ----------    --------    ---------    ---------
Units outstanding end of year.     259,035      183,999       78,307       2,760       61,408       76,446
                                ==========  ===========   ==========    ========    =========    =========
----------
*  Includes undistributed net
   investment income of:        $  133,877  $   111,603   $   17,364    $  3,234    $  85,571    $  85,571
                                ==========  ===========   ==========    ========    =========    =========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------
      T. Rowe Price                         Fidelity Variable Insurance Products Funds
------------------------   ----------------------------------------------------------------------------------
Personal Strategy Balanced                                                        VIP III Growth Opportunities
       Subaccount            VIP Growth Subaccount   VIP II Contrafund Subaccount        Subaccount
------------------------   ------------------------  ---------------------------  ---------------------------
For the year  For the year For the year For the year For the year   For the year  For the year   For the year
   ended         ended        ended        ended        ended          ended         ended          ended
December 31,  December 31, December 31, December 31, December 31,   December 31,  December 31,   December 31,
    2002          2001         2002         2001         2002           2001          2002           2001
------------  ------------ ------------ ------------ ------------   ------------  ------------   ------------

$    30,976    $   43,476  $     3,119  $    89,087  $    47,082    $    92,145    $   2,112       $    405
   (126,180)      (85,077)    (481,642)    (448,713)    (367,572)      (399,309)     (64,648)       (28,158)

       (223)       17,331     (197,188)      (9,623)    (195,931)        47,719           61          8,196
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------

    (95,427)      (24,270)    (675,711)    (369,249)    (516,421)      (259,445)     (62,475)       (19,557)
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------

  2,387,463     1,265,256    7,632,775    1,667,237    7,213,786      4,494,792      399,924        190,571

 (2,806,017)     (823,830)  (2,529,465)  (1,115,153)  (6,204,038)    (1,713,037)    (405,568)       (86,501)
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------
   (418,554)      441,426    5,103,310      552,084    1,009,748      2,781,755       (5,644)       104,070
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------
   (513,981)      417,156    4,427,599      182,835      493,327      2,522,310      (68,119)        84,513
  1,603,550     1,186,394    1,309,644    1,126,809    4,700,978      2,178,668      196,704        112,191
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------
$ 1,089,569    $1,603,550  $ 5,737,243  $ 1,309,644  $ 5,194,305    $ 4,700,978    $ 128,585       $196,704
===========    ==========  ===========  ===========  ===========    ===========    =========       ========

    138,027        99,656      152,490      108,046      540,827        219,956       27,752         13,546
    207,075       103,356    1,234,698      182,530      845,781        522,349       58,350         27,485
   (243,378)      (64,985)    (431,468)    (138,086)    (727,393)      (201,478)     (62,890)       (13,279)
-----------    ----------  -----------  -----------  -----------    -----------    ---------       --------
    101,724       138,027      955,720      152,490      659,215        540,827       23,212         27,752
===========    ==========  ===========  ===========  ===========    ===========    =========       ========

$   162,913    $  131,937  $   132,298  $   129,179  $   145,530    $    98,448    $   2,517       $    405
===========    ==========  ===========  ===========  ===========    ===========    =========       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                    Corporate Sponsored Variable Universal Life
                                                   ------------------------------------------------------------------------------
                                                                                                       The Universal Institutional
                                                       Fidelity Variable Insurance Products Funds             Funds, Inc.
                                                   --------------------------------------------------  --------------------------

                                                     VIP II Asset Manager    VIP III Growth and Income
                                                          Subaccount                Subaccount         Equity Growth Subaccount
                                                   ------------------------  ------------------------  --------------------------

                                                   For the year For the year For the year For the year For the year  For the year
                                                      ended        ended        ended        ended        ended         ended
                                                   December 31, December 31, December 31, December 31, December 31,  December 31,
                                                       2002         2001         2002         2001         2002          2001
                                                   ------------ ------------ ------------ ------------ ------------  ------------
From operations:
 Net investment income............................ $   192,613   $   90,123  $   116,713  $   503,663   $     324     $     589
 Net realized gain (loss) on investments..........    (325,616)    (103,948)  (1,308,281)    (695,834)   (145,798)      (91,393)
 Net change in unrealized appreciation
   (depreciation) of investments..................    (299,884)     (23,778)    (319,020)    (246,307)     23,047        14,509
                                                   -----------   ----------  -----------  -----------   ---------     ---------
Net increase (decrease) in net assets resulting
 from operations..................................    (432,887)     (37,603)  (1,510,588)    (438,478)   (122,427)      (76,295)
                                                   -----------   ----------  -----------  -----------   ---------     ---------
From unit transactions:
 Net proceeds from the issuance of units..........   3,691,462    5,436,931    7,710,503   11,823,666     713,408       377,839
 Net asset value of units redeemed or used to
   meet contract obligations......................  (4,216,402)    (731,485)  (8,961,487)  (5,974,560)   (851,042)     (248,615)
                                                   -----------   ----------  -----------  -----------   ---------     ---------
Net increase (decrease) from unit transactions....    (524,940)   4,705,446   (1,250,984)   5,849,106    (137,634)      129,224
                                                   -----------   ----------  -----------  -----------   ---------     ---------
Net increase (decrease) in net assets.............    (957,827)   4,667,843   (2,761,572)   5,410,628    (260,061)       52,929
Net assets beginning of period....................   5,151,654      483,811    9,775,691    4,365,063     422,652       369,723
                                                   -----------   ----------  -----------  -----------   ---------     ---------
Net assets end of period*......................... $ 4,193,827   $5,151,654  $ 7,014,119  $ 9,775,691   $ 162,591     $ 422,652
                                                   ===========   ==========  ===========  ===========   =========     =========
Unit transactions:
Units outstanding beginning of period.............     549,214       49,469    1,108,899      451,843      52,593        39,055
Units issued during the period....................     417,422      575,581      953,791    1,319,540     110,278        44,112
Units redeemed during the period..................    (476,781)     (75,836)  (1,108,538)    (662,484)   (134,825)      (30,574)
                                                   -----------   ----------  -----------  -----------   ---------     ---------
Units outstanding end of period...................     489,855      549,214      954,152    1,108,899      28,046        52,593
                                                   ===========   ==========  ===========  ===========   =========     =========
*  Includes undistributed net investment income
   of:                                             $   282,736   $   90,123  $   626,833  $   510,120   $  27,685     $  27,361
                                                   ===========   ==========  ===========  ===========   =========     =========

** Commencement of operations

                      See notes to financial statements.


                               Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------------------------

                                 The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
                                                        Emerging
 Core Plus Fixed Income                               Markets Debt   Global Value Equity    Real Estate
       Subaccount             Value Subaccount         Subaccount         Subaccount         Subaccount
------------------------  ------------------------  ---------------- -------------------- ----------------
                                                     For the period     For the period     For the period
For the year For the year For the year For the year August 8, 2002** September 13, 2002** August 5, 2002**
   ended        ended        ended        ended         through            through            through
December 31, December 31, December 31, December 31,   December 31,       December 31,       December 31,
    2002         2001         2002         2001           2002               2002               2002
------------ ------------ ------------ ------------ ---------------- -------------------- ----------------

 $  262,676   $  268,827   $   2,875     $  8,029       $  9,728           $   262           $  36,286
     72,724        6,060     (83,526)      (5,558)            17                 0                 737

     42,625       97,956       2,822       (7,453)           727              (336)            (11,932)
 ----------   ----------   ---------     --------       --------           -------           ---------

    378,025      372,843     (77,829)      (4,982)        10,472               (74)             25,091
 ----------   ----------   ---------     --------       --------           -------           ---------

  1,025,219      545,518     528,656      183,341        134,652            13,140             835,167

   (350,452)     (52,294)   (360,026)     (29,237)          (546)               (8)           (117,374)
 ----------   ----------   ---------     --------       --------           -------           ---------
    674,767      493,224     168,630      154,104        134,106            13,132             717,793
 ----------   ----------   ---------     --------       --------           -------           ---------
  1,052,792      866,067      90,801      149,122        144,578            13,058             742,884
  4,843,658    3,977,591     169,094       19,972              0                 0                   0
 ----------   ----------   ---------     --------       --------           -------           ---------
 $5,896,450   $4,843,658   $ 259,895     $169,094       $144,578           $13,058           $ 742,884
 ==========   ==========   =========     ========       ========           =======           =========

    397,278      356,647      13,722        1,655              0                 0                   0
     81,037       45,092      41,915       14,661         14,078             1,651              94,550
    (27,701)      (4,461)    (28,545)      (2,594)           (58)               (1)            (13,288)
 ----------   ----------   ---------     --------       --------           -------           ---------
    450,614      397,278      27,092       13,722         14,020             1,650              81,262
 ==========   ==========   =========     ========       ========           =======           =========

 $  764,481   $  501,805   $  11,339     $  8,464       $  9,728           $   262           $  36,286
 ==========   ==========   =========     ========       ========           =======           =========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------------
                                                            Janus Aspen Series
                               ----------------------------------------------------------------------------
                                      Aggressive                 Flexible                International
                                        Growth                    Income                    Growth
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------

                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income........ $         0  $         0  $   393,338   $  363,843  $    12,377  $    16,191
 Net realized gain (loss) on
   investments................    (950,807)  (1,011,086)     167,618       43,526     (361,467)  (1,372,973)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     345,376      (50,868)     330,297       81,540      (53,330)     585,833
                               -----------  -----------  -----------   ----------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (605,431)  (1,061,954)     891,253      488,909     (402,420)    (770,949)
                               -----------  -----------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   3,361,534    2,164,256    6,237,531      371,803    2,894,479      804,711
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (3,069,955)  (1,202,446)  (2,673,397)    (716,353)  (2,581,580)  (2,275,785)
                               -----------  -----------  -----------   ----------  -----------  -----------
Net increase (decrease) from
 unit transactions............     291,579      961,810    3,564,134     (344,550)     312,899   (1,471,074)
                               -----------  -----------  -----------   ----------  -----------  -----------
Net increase (decrease) in
 net assets...................    (313,852)    (100,144)   4,455,387      144,359      (89,521)  (2,242,023)
Net assets beginning of period   1,739,071    1,839,215    6,412,592    6,268,233    1,291,140    3,533,163
                               -----------  -----------  -----------   ----------  -----------  -----------
Net assets end of period*..... $ 1,425,219  $ 1,739,071  $10,867,979   $6,412,592  $ 1,201,619  $ 1,291,140
                               ===========  ===========  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning
 of period....................     373,628      239,319      559,685      589,418      164,542      345,650
Units issued during the period     740,447      358,936      521,542       32,669      381,473       88,448
Units redeemed during the
 period.......................    (689,188)    (224,627)    (222,631)     (62,402)    (340,235)    (269,556)
                               -----------  -----------  -----------   ----------  -----------  -----------
Units outstanding end of
 period.......................     424,887      373,628      858,596      559,685      205,780      164,542
                               ===========  ===========  ===========   ==========  ===========  ===========
----------
*  Includes undistributed net
   investment income of:       $    88,766  $    88,766  $   945,077   $  551,739  $   188,313  $   175,936
                               ===========  ===========  ===========   ==========  ===========  ===========

** Commencement of operations

                      See notes to financial statements.

                   Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------
                             Janus Aspen Series
----------------------------------------------------------------------------
        Worldwide                  Capital                  Strategic
         Growth                 Appreciation                  Value
       Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------

For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------
$    59,566  $    33,437   $    8,476   $   17,654   $        0    $     7
   (881,743)    (897,108)    (310,294)    (155,353)     (17,735)    (1,363)
 (1,134,827)      51,933       37,560     (204,838)    (451,505)        30
-----------  -----------   ----------   ----------   ----------    -------
 (1,957,004)    (811,738)    (264,258)    (342,537)    (469,240)    (1,326)
-----------  -----------   ----------   ----------   ----------    -------
  5,128,178    9,596,205    1,272,340    1,240,714    1,847,941      3,940
 (5,567,350)  (2,362,410)    (937,232)    (467,016)     (79,006)       (72)
-----------  -----------   ----------   ----------   ----------    -------
   (439,172)   7,233,795      335,108      773,698    1,768,935      3,868
-----------  -----------   ----------   ----------   ----------    -------
 (2,396,176)   6,422,057       70,850      431,161    1,299,695      2,542
  8,196,716    1,774,659    1,267,842      836,681        3,422        880
-----------  -----------   ----------   ----------   ----------    -------
$ 5,800,540  $ 8,196,716   $1,338,692   $1,267,842   $1,303,117    $ 3,422
===========  ===========   ==========   ==========   ==========    =======
  1,087,638      182,651      199,382      103,062          369         88
  1,064,129    1,163,782      198,512      170,326      191,878        289
 (1,118,617)    (258,795)    (148,248)     (74,006)      (8,532)        (8)
-----------  -----------   ----------   ----------   ----------    -------
  1,033,150    1,087,638      249,646      199,382      183,715        369
===========  ===========   ==========   ==========   ==========    =======
$   194,614  $   135,048   $   31,423   $   22,947   $        7    $     7
===========  ===========   ==========   ==========   ==========    =======


---------------------------------------------------------------
           Corporate Sponsored Variable Universal Life
---------------------------------------------------------------
         Alger American Fund            Lord Abbett Series Fund
------------------------------------    -----------------------
    Balanced                                    Mid-Cap
     Growth         Mid Cap Growth               Value
   Subaccount         Subaccount              Subaccount
---------------- --------------------   -----------------------
 For the period     For the period          For the period
August 5, 2002** September 13, 2002**       July 15, 2002**
    through            through                  through
  December 31,       December 31,            December 31,
      2002               2002                    2002
---------------- --------------------   -----------------------
    $      0           $      0               $   18,251
          (6)               276                   (9,797)
      (2,119)             4,581                  (28,419)
    --------           --------               ----------
      (2,125)             4,857                  (19,965)
    --------           --------               ----------
     206,964            151,593                3,562,131
        (478)            (6,446)                (314,527)
    --------           --------               ----------
     206,486            145,147                3,247,604
    --------           --------               ----------
     204,361            150,004                3,227,639
           0                  0                        0
    --------           --------               ----------
    $204,361           $150,004               $3,227,639
    ========           ========               ==========
           0                  0                        0
      21,827             19,756                  403,081
         (52)              (840)                 (35,591)
    --------           --------               ----------
      21,775             18,916                  367,490
    ========           ========               ==========
    $      0           $      0               $   18,251
    ========           ========               ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                 Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------------
                                                                                Invesco Variable   PIMCO Variable
                                        MFS Variable Insurance Trust             Insurance Funds   Insurance Trust
                               ----------------------------------------------  ------------------- ---------------
                               New Discovery   Total Return                         Financial
                                   Series         Series     Utilities Series       Services         Real Return
                                 Subaccount     Subaccount      Subaccount         Subaccount        Subaccount
                               -------------- -------------- ----------------- ------------------- ---------------
                               For the period For the period  For the period     For the period    For the period
                                August 5,**   September 3,** October 8, 2002** November 26, 2002** July 26, 2002**
                                  through        through          through            through           through
                                December 31,   December 31,    December 31,       December 31,      December 31,
                                    2002           2002            2002               2002              2002
                               -------------- -------------- ----------------- ------------------- ---------------
From operations:
 Net investment income........    $      0       $      0          $  0              $   13          $   22,076
 Net realized gain (loss) on
   investments................        (243)           652             0                   0               3,772
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       1,511          1,145            79                 (83)             30,684
                                  --------       --------          ----              ------          ----------
Net increase (decrease) in
 net assets resulting from
 operations...................       1,268          1,797            79                 (70)             56,532
                                  --------       --------          ----              ------          ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........      73,337        113,000           537               2,167           1,590,792
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (27,458)       (41,862)           (2)                (48)           (211,151)
                                  --------       --------          ----              ------          ----------
Net increase from
 unit transactions............      45,879         71,138           535               2,119           1,379,641
                                  --------       --------          ----              ------          ----------
Net increase in net assets....      47,147         72,935           614               2,049           1,436,173
Net assets beginning of period           0              0             0                   0                   0
                                  --------       --------          ----              ------          ----------
Net assets end of period*.....    $ 47,147       $ 72,935          $614              $2,049          $1,436,173
                                  ========       ========          ====              ======          ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0             0                   0                   0
Units issued during the period       9,516         12,205            67                 243             148,967
Units redeemed during the
 period.......................      (3,604)        (4,456)            0                  (5)            (19,630)
                                  --------       --------          ----              ------          ----------
Units outstanding end of
 period.......................       5,912          7,749            67                 238             129,337
                                  ========       ========          ====              ======          ==========
----------
*  Includes undistributed net
   investment income of:          $      0       $      0          $  0              $   13          $   22,076
                                  ========       ========          ====              ======          ==========







                                          Total
                               ---------------------------




                                    2002          2001
                               -------------  ------------
From operations:
 Net investment income........ $   6,869,905  $  8,652,364
 Net realized gain (loss) on
   investments................   (14,083,790)   (9,080,170)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (12,088,765)   (5,222,811)
                               -------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................   (19,302,650)   (5,650,617)
                               -------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   340,910,428   131,900,788
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (310,312,413)  (75,792,088)
                               -------------  ------------
Net increase from
 unit transactions............    30,598,015    56,108,700
                               -------------  ------------
Net increase in net assets....    11,295,365    50,458,083
Net assets beginning of period   211,264,246   160,806,163
                               -------------  ------------
Net assets end of period*..... $ 222,559,611  $211,264,246
                               =============  ============
Unit transactions:
Units outstanding beginning
 of period....................
Units issued during the period
Units redeemed during the
 period.......................

Units outstanding end of
 period.......................

----------
*  Includes undistributed net
   investment income of:       $  27,317,173  $ 20,447,268
                               =============  ============

** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life and Survivorship Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.


   There are currently fifty-four Corporate Sponsored Variable Universal Life Subaccounts available within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Investment Portfolios, the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series, The Universal Institutional Funds, Inc., Alger American Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust and INVESCO Variable Insurance Trust (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended December 31, 2002 aggregated $20,577,889.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, America received $154,831 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2002 were as follows:

                                                        Cost of Shares Acquired   Proceeds from
                                                        (Excludes Reinvestments) Shares Redeemed
                                                        ------------------------ ---------------
Corporate Sponsored Variable Universal Life Subaccounts

MONY Series Fund, Inc.
Money Market Portfolio.................................       $70,799,141          $68,605,701
Intermediate Term Bond Portfolio.......................         6,060,479            2,547,578
Long Term Bond Portfolio...............................         6,464,938           36,918,677
Government Securities Portfolio........................         2,809,495            2,241,250

Enterprise Accumulation Trust
Equity Portfolio.......................................         1,213,126            2,681,231
Small Company Value Portfolio..........................         3,881,967            2,848,402
Managed Portfolio......................................           735,186              710,473
International Growth Portfolio.........................           127,157               71,849
High Yield Bond Portfolio..............................         2,835,833           26,522,332
Small Company Growth Portfolio.........................         3,017,013            1,424,919
Growth Portfolio.......................................         6,503,712              435,041
Total Return Portfolio.................................        16,678,731            4,153,646

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                               Cost of Shares Acquired   Proceeds from
                                               (Excludes Reinvestments) Shares Redeemed
                                               ------------------------ ---------------

Dreyfus Variable Investment Fund
Appreciation Portfolio........................       $ 5,629,211          $ 4,589,473
Small Company Stock Portfolio.................           923,457              366,546
International Value Portfolio.................         6,368,854              110,740

Dreyfus
Dreyfus Stock Index Fund......................        17,353,861           19,740,057
Dreyfus Socially Responsible Growth Fund, Inc.           750,022              877,178
Dreyfus Small Cap Stock Index.................         3,359,262               50,447

Van Eck Worldwide Insurance Trust
Hard Assets Portfolio.........................           242,541              124,765
Worldwide Bond Portfolio......................            98,583               94,839
Worldwide Emerging Markets Portfolio..........            71,061              107,315

T. Rowe Price
Equity Income Portfolio.......................        34,251,588            4,006,451
Prime Reserve Portfolio.......................         2,370,375              426,334
International Stock Portfolio.................         2,870,962            2,390,757
Limited Term Bond Portfolio...................         1,148,118              219,074
New America Growth Portfolio..................           280,101              397,446
Personal Strategy Balanced Portfolio..........         2,957,677            3,376,231

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................         7,792,157            2,688,847
VIP II Contrafund Portfolio...................         5,700,280            4,690,532
VIP III Growth Opportunities Portfolio........           340,923              346,567
VIP II Asset Manager Portfolio................         1,574,732            2,099,672
VIP III Growth and Income Portfolio...........         4,673,686            5,924,670

The Universal Institutional Funds, Inc.
Equity Growth Portfolio.......................           802,226              939,860
Core Plus Fixed Income Portfolio..............         1,497,085              822,318
Value Portfolio...............................           718,727              550,097
Emerging Markets Debt Portfolio...............           134,673                  567
Global Value Equity Portfolio.................            13,134                    2
Real Estate Portfolio.........................           838,205              120,412

Janus Aspen Series
Aggressive Growth Portfolio...................         3,229,436            2,937,857
Flexible Income Portfolio.....................         6,134,196            2,570,062
International Growth Portfolio................         1,303,105              990,206
Worldwide Growth Portfolio....................         5,125,643            5,564,815
Capital Appreciation Portfolio................         1,956,851            1,621,743
Strategic Value Portfolio.....................         1,844,842               75,907

The Alger American
Balanced Growth Portfolio.....................           206,803                  317
Mid Cap Growth Portfolio......................           151,577                6,430

Lord Abbett Series
Mid-Cap Value Portfolio.......................         3,524,417              276,813

MFS Variable Insurance Trust
New Discovery Series Portfolio................            73,337               27,458
Total Return Series Portfolio.................           109,653               38,515
Utilities Series Portfolio....................               537                    2

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                   Cost of Shares Acquired   Proceeds from
                                   (Excludes Reinvestments) Shares Redeemed
                                   ------------------------ ---------------

    Invesco Variable Investment
    Financial Services Portfolio..        $    2,119           $      0

    PIMCO Variable Insurance Trust
    Real Return Portfolio.........         1,587,156            207,515

5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                                 For the period ended
                                                          At December 31, 2002    December 31, 2002
                                                        ------------------------ -------------------
                                                                          Net    Investment
                                                                   Unit  Assets    Income     Total
                                                          Units   Values (000s)    Ratio*    Return**
                                                        --------- ------ ------- ----------  --------
Corporate Sponsored Variable Universal Life Subaccounts

MONY Series Fund, Inc.
Money Market Subaccount................................ 2,777,986 $12.55 $34,865    1.51%       1.46%
Intermediate Term Bond Subaccount......................   605,565  13.69   8,291    3.68        9.35
Long Term Bond Subaccount..............................   331,338  14.24   4,720    7.14       14.01
Government Securities Subaccount.......................   298,278  13.29   3,965    2.76        6.58

Enterprise Accumulation Trust
Equity Subaccount......................................   211,781   7.48   1,584    0.00      (29.37)
Small Company Value Subaccount.........................   139,108  15.00   2,086    0.41       (9.26)
Managed Subaccount.....................................    18,587   8.74     162    1.09      (21.19)
International Growth Subaccount........................    22,157   7.14     158    0.83      (19.41)
High Yield Bond Subaccount.............................   146,427  11.88   1,735    8.65        1.54
Small Company Growth Subaccount........................   200,919   8.04   1,616    0.00      (24.08)
Growth Subaccount......................................   909,094   6.37   5,793    0.74      (23.25)
Total Return Subaccount (1)............................ 1,259,424  10.52  13,244    2.79(/\)    5.20

Dreyfus Variable Investment Fund
Appreciation Subaccount................................   222,947  11.06   2,466    0.96      (16.72)
Small Company Stock Subaccount.........................   149,793   8.67   1,299    0.28      (19.72)

Dreyfus
Dreyfus Stock Index Subaccount......................... 3,479,330   9.97  34,688    1.34      (22.35)
Dreyfus Socially Responsible Growth Subaccount.........     5,880   5.87      35    0.06      (28.93)
Dreyfus Small Cap Stock Index (3)......................   386,651   8.26   3,192    0.39(/\)  (17.40)

Van Eck Worldwide Insurance Trust
Hard Assets Subaccount.................................    16,454   9.69     159    0.41       (2.81)
Worldwide Bond Subaccount..............................     8,281  12.05     100    0.00       21.72
Worldwide Emerging Markets Subaccount..................    13,490   5.15      69    0.21       (2.83)

Dreyfus Variable Investment Fund
International Value Subaccount (2).....................   714,957   7.98   5,702    2.18(/\)  (20.20)

T. Rowe Price
Equity Income Bond Subaccount.......................... 3,174,874  10.52  33,389    2.39      (13.13)
Prime Reserve Subaccount...............................   193,185  11.70   2,261    1.37        1.47
International Stock Subaccount.........................   259,035   7.34   1,901    1.18      (18.26)
Limited Term Bond Subaccount...........................    78,307  12.57     984    4.51        5.45
New America Growth Subaccount..........................    61,408   7.17     440    0.00      (28.30)
Personal Strategy Balanced Subaccount..................   101,724  10.71   1,090    2.40       (7.83)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                                            For the period ended
                                                 At December 31, 2002         December 31, 2002
                                           -------------------------------- -------------------
                                                                            Investment
                                                                 Net Assets   Income     Total
                                             Units   Unit Values   (000s)     Ratio*    Return**
                                           --------- ----------- ---------- ----------  --------

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.....................   955,720   $ 6.00     $ 5,737      0.10%     (30.15)%
VIP II Contrafund Subaccount..............   659,215     7.88       5,194      0.85       (9.32)
VIP III Growth Opportunities Subaccount...    23,212     5.54         129      1.17      (21.86)
VIP II Asset Manager Subaccount...........   489,855     8.56       4,194      4.16       (8.74)
VIP III Growth and Income Subaccount......   954,152     7.35       7,014      1.40      (16.67)

The Universal Institutional Funds, Inc.
Equity Growth Subaccount..................    28,046     5.80         163      0.10      (27.86)
Core Plus Fixed Income Subaccount.........   450,614    13.09       5,896      3.89        7.38
Value Subaccount..........................    27,092     9.59         260      1.10      (22.16)
Emerging Markets Debt Subaccount (4)......    14,020    10.31         145     21.52(/\)    3.10
Global Value Equity Subaccount (5)........     1,650     7.91          13      9.09(/\)  (20.90)
Real Estate Subaccount (6)................    81,262     9.14         743     11.14(/\)   (8.60)

Janus Aspen Series
Aggressive Growth Subaccount..............   424,887     3.35       1,425      0.00      (27.96)
Flexible Income Subaccount................   858,596    12.66      10,868      4.79       10.47
International Growth Subaccount...........   205,780     5.84       1,202      0.91      (25.61)
Worldwide Growth Subaccount............... 1,033,150     5.61       5,801      0.89      (25.60)
Capital Appreciation Subaccount...........   249,646     5.36       1,339      0.58      (15.72)
Strategic Value Subaccount................   183,715     7.09       1,303      0.00      (23.43)

Alger American
Balanced Growth Subaccount (6)............    21,775     9.38         204      0.00(/\)   (6.20)%
Mid Cap Growth Subaccount (5).............    18,916     7.93         150      0.00(/\)  (20.70)%

Lord Abbett Series
Mid-Cap Value Subaccount (2)..............   367,490     8.78       3,228      1.43(/\)  (12.20)%

MFS Variable Insurance Trust
New Discovery Series Subaccount (6).......     5,912     7.98          47      0.00(/\)  (20.20)%
Total Return Series Subaccount (8)........     7,749     9.41          73      0.00(/\)   (5.90)%
Utilities Series Subaccount (9)...........        67     9.13           1      0.00(/\)   (8.70)%

Invesco Variable Investment
Financial Services Subaccount (7).........       238     8.63           2      7.54(/\)  (13.70)%

PIMCO Variable Insurance Trust
Real Return Subaccount (1)................   129,337    11.10       1,436      4.06(/\)   11.00%

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                                         For the year ended
                                                              At December 31, 2001        December 31, 2001
                                                        -------------------------------- ------------------
                                                                                         Investment
                                                                              Net Assets   Income    Total
                                                          Units   Unit Values   (000s)     Ratio*   Return**
                                                        --------- ----------- ---------- ---------- --------
Corporate Sponsored Variable Universal Life Subaccounts

MONY Series Fund, Inc.
Money Market Subaccount................................ 2,596,777   $12.37     $32,110      3.48%     3.86%
Intermediate Term Bond Subaccount......................   329,727    12.52       4,129      7.16      8.49
Long Term Bond Subaccount.............................. 2,621,046    12.49      32,732      5.01      6.30
Government Securities Subaccount.......................   252,208    12.47       3,146      4.61      6.58

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                                                 For the year ended
                                                     At December 31, 2001        December 31, 2001
                                               -------------------------------- ------------------
                                                                                Investment
                                                                     Net Assets   Income    Total
                                                 Units   Unit Values   (000s)     Ratio*   Return**
                                               --------- ----------- ---------- ---------- --------
Enterprise Accumulation Trust
Equity Subaccount.............................   341,080   $10.59     $ 3,613      0.00%    (18.85)%
Small Company Value Subaccount................    73,925    16.53       1,222      0.24       5.35
Managed Subaccount............................    16,988    11.09         188      1.64     (11.21)
International Growth Subaccount...............    15,232     8.86         135      0.62     (27.79)
High Yield Bond Subaccount.................... 2,336,577    11.70      27,344      8.87       5.88
Small Company Growth Subaccount...............    55,453    10.59         587      1.75      (3.82)
Growth Subaccount.............................    29,036     8.30         241      0.27     (12.63)

Dreyfus Variable Investment Fund
Appreciation Subaccount.......................   162,699    13.28       2,161      0.80      (9.66)
Small Company Stock Subaccount................    84,950    10.80         917      0.08      (1.55)

Dreyfus
Dreyfus Stock Index Subaccount................ 3,736,835    12.84      47,986      1.15     (12.18)
Dreyfus Socially Responsible Growth Subaccount    29,198     8.26         241      0.08     (22.59)

Van Eck Worldwide Insurance Trust
Hard Assets Subaccount........................     3,747     9.97          37      0.89     (10.34)
Worldwide Bond Subaccount.....................     7,936     9.90          79      4.51      (5.17)
Worldwide Emerging Markets Subaccount.........    20,273     5.30         107      0.00      (1.85)

T. Rowe Price
Equity Income Subaccount......................   367,716    12.11       4,451      1.65       1.51
Prime Reserve Subaccount......................    26,335    11.53         304      3.86       3.97
International Stock Subaccount................   183,999     8.98       1,653      1.78     (22.25)
Limited Term Subaccount.......................     2,760    11.92          33      5.38       8.46
New America Growth Subaccount.................    76,446    10.00         764      0.00     (11.82)
Personal Strategy Balanced Subaccount.........   138,027    11.62       1,604      3.13      (2.35)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   152,490     8.59       1,310      0.06     (17.64)
VIP II Contrafund Subaccount..................   540,827     8.69       4,701      0.62     (12.31)
VIP III Growth Opportunities Subaccount.......    27,752     7.09         197      0.27     (14.37)
VIP II Asset Manager Subaccount...............   549,214     9.38       5,152      2.41      (4.09)
VIP III Growth and Income Subaccount.......... 1,108,899     8.82       9,776      1.36      (8.70)

The Universal Institutional Funds, Inc.
Equity Growth Subaccount......................    52,593     8.04         423      0.13     (15.10)
Fixed Income Subaccount.......................   397,278    12.19       4,844      4.53       9.33
Value Subaccount..............................    13,722    12.32         169      1.63       2.07

Janus Aspen Series
Aggressive Growth Subaccount..................   373,628     4.65       1,739      0.00     (39.53)
Flexible Income Subaccount....................   559,685    11.46       6,413      5.58       7.81
International Growth Subaccount...............   164,542     7.85       1,291      0.67     (23.19)
Worldwide Growth Subaccount................... 1,087,638     7.54       8,197      0.73     (22.43)
Capital Appreciation Subaccount...............   199,382     6.36       1,268      1.38     (21.68)
Strategic Value Subaccount....................       369     9.26           3      0.23      (7.86)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.
(/\)Annualized
(1)For the period July 26, 2002 (commencement of operations) through December 31, 2002.
(2)For the period July 15, 2002 (commencement of operations) through December 31, 2002.
(3)For the period August 16, 2002 (commencement of operations) through December 31, 2002.
(4)For the period August 8, 2002 (commencement of operations) through December 31, 2002.
(5)For the period September 13, 2002 (commencement of operations) through December 31, 2002.
(6)For the period August 5, 2002 (commencement of operations) through December 31, 2002.
(7)For the period November 26, 2002 (commencement of operations) through December 31, 2002.
(8)For the period September 3, 2002 (commencement of operations) through December 31, 2002.
(9)For the period October 8, 2002 (commencement of operations) through December 31, 2002.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                      MONY Custom Equity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                   Enterprise Accumulation Trust
                               ---------------------------------------------       ----------------------------
                               Intermediate Long Term    Government     Money                     Small Company
                                Term Bond      Bond      Securities     Market        Equity          Value
                                Subaccount  Subaccount   Subaccount   Subaccount    Subaccount     Subaccount
                               ------------ ----------   ----------   ----------    -----------   -------------
           ASSETS
Shares held in respective
  Funds.......................     158,810     239,027      252,561    7,533,618       567,589         606,087
                                ==========  ==========   ==========   ==========    ===========    ===========
Investments at cost...........  $1,769,395  $3,166,827   $2,874,701   $7,533,618   $10,169,286     $12,411,052
                                ==========  ==========   ==========   ==========    ===========    ===========
Investments in respective
  Funds, at net asset value...  $1,878,724  $3,473,058   $2,985,272   $7,533,618   $ 6,947,286     $10,400,450
Amount due from MONY America..          14         902          653          522         2,534           3,911
Amount due from respective
  Funds.......................         338         451          330        2,417         1,599           3,786
                                ----------  ----------   ----------   ----------    -----------    -----------
       Total assets...........   1,879,076   3,474,411    2,986,255    7,536,557     6,951,419      10,408,147
                                ----------  ----------   ----------   ----------    -----------    -----------
         LIABILITIES
Amount due to MONY America....         918       1,488        1,236        4,691         3,838           6,990
Amount due to respective Funds          14         902          653          522         2,534           3,911
                                ----------  ----------   ----------   ----------    -----------    -----------
       Total liabilities......         932       2,390        1,889        5,213         6,372          10,901
                                ----------  ----------   ----------   ----------    -----------    -----------
Net assets....................  $1,878,144  $3,472,021   $2,984,366   $7,531,344   $ 6,945,047     $10,397,246
                                ==========  ==========   ==========   ==========    ===========    ===========
Net assets consist of:
  Contractholders' net
   payments...................  $1,623,305  $2,915,616   $2,732,164   $7,114,758   $10,987,881     $10,756,358
  Undistributed net
   investment income..........     121,465     202,014      107,504      416,586     2,429,851       2,908,641
  Accumulated net realized
   gain (loss) on investments.      24,045      48,160       34,127            0    (3,250,685)     (1,257,151)
  Net unrealized appreciation
   (depreciation) of
   investments................     109,329     306,231      110,571            0    (3,222,000)     (2,010,602)
                                ----------  ----------   ----------   ----------    -----------    -----------
Net assets....................  $1,878,144  $3,472,021   $2,984,366   $7,531,344   $ 6,945,047     $10,397,246
                                ==========  ==========   ==========   ==========    ===========    ===========
Number of units outstanding*..     147,956     272,785      241,339      650,363     1,107,623         828,456
                                ----------  ----------   ----------   ----------    -----------    -----------
Net asset value per unit
  outstanding*................  $    12.69  $    12.73   $    12.37   $    11.58   $      6.27     $     12.55
                                ==========  ==========   ==========   ==========    ===========    ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                       MONY Custom Equity Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
             International High Yield                Growth and  Small Company   Equity      Capital
  Managed       Growth        Bond        Growth       Income       Growth       Income    Appreciation
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
-----------  ------------- ----------  -----------  -----------  ------------- ----------  ------------
    557,733       740,027     679,481    4,817,963    1,847,136       823,963     567,589      889,697
===========   ===========  ==========  ===========  ===========   ===========  ==========  ===========
$11,299,036   $ 3,649,015  $2,942,625  $25,146,618  $ 9,978,644   $ 6,112,604  $2,666,037  $ 5,437,316
===========   ===========  ==========  ===========  ===========   ===========  ==========  ===========

$ 8,522,166   $ 2,560,492  $2,745,102  $19,175,491  $ 7,296,189   $ 4,927,301  $2,214,220  $ 4,208,266
      2,350         1,646         344        5,620        3,137         2,239         203          365
      2,179         3,134       1,513        7,383        1,752         1,195         295        1,437
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
  8,526,695     2,565,272   2,746,959   19,188,494    7,301,078     4,930,735   2,214,718    4,210,068
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
      4,805         3,927       2,347       13,388        4,008         2,708         976        2,756
      2,350         1,646         344        5,620        3,137         2,239         203          365
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
      7,155         5,573       2,691       19,008        7,145         4,947       1,179        3,121
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
$ 8,519,540   $ 2,559,699  $2,744,268  $19,169,486  $ 7,293,933   $ 4,925,788  $2,213,539  $ 4,206,947
===========   ===========  ==========  ===========  ===========   ===========  ==========  ===========
$11,274,076   $ 3,898,509  $2,659,178  $26,560,441  $10,279,700   $ 6,175,637  $2,664,344  $ 5,725,145
  3,687,185       500,904     428,187      111,488       99,979       146,986      34,766      159,727

 (3,664,851)     (751,191)   (145,574)  (1,531,316)    (403,291)     (211,532)    (33,754)    (448,875)

 (2,776,870)   (1,088,523)   (197,523)  (5,971,127)  (2,682,455)   (1,185,303)   (451,817)  (1,229,050)
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
$ 8,519,540   $ 2,559,699  $2,744,268  $19,169,486  $ 7,293,933   $ 4,925,788  $2,213,539  $ 4,206,947
===========   ===========  ==========  ===========  ===========   ===========  ==========  ===========
  1,095,521       366,129     255,620    2,441,538      929,986       416,895     255,927      433,997
-----------   -----------  ----------  -----------  -----------   -----------  ----------  -----------
$      7.78   $      6.99  $    10.74  $      7.85  $      7.84   $     11.82  $     8.65  $      9.69
===========   ===========  ==========  ===========  ===========   ===========  ==========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                    MONY Custom Equity Master
-                              -------------------------------------------------------------------
                                                  Enterprise Accumulation Trust
-                              -------------------------------------------------------------------
                                Multi-Cap                Emerging  Worldwide   Mid-Cap
                                  Growth      Balanced  Countries    Growth     Growth     Total
                                Subaccount   Subaccount Subaccount Subaccount Subaccount   Return
           ASSETS
Shares held in respective
  Funds.......................     912,389     176,816     16,263     15,538     63,868     20,993
                               ===========    ========   ========   ========   ========   ========
Investments at cost........... $ 7,496,559    $828,522   $148,258   $124,975   $431,507   $211,482
                               ===========    ========   ========   ========   ========   ========
Investments in respective
  Funds, at net asset value... $ 5,027,263    $749,700   $128,643   $104,412   $338,502   $213,918
Amount due from MONY America..          40         151         22          0          0          0
Amount due from respective
  Funds.......................       3,231         147        928         10         43         30
                               -----------    --------   --------   --------   --------   --------
       Total assets...........   5,030,534     749,998    129,593    104,422    338,545    213,948
                               -----------    --------   --------   --------   --------   --------
         LIABILITIES
Amount due to MONY America....       4,803         377        970         42        149         93
Amount due to respective Funds          40         151         22          0          0          0
                               -----------    --------   --------   --------   --------   --------
       Total liabilities......       4,843         528        992         42        149         93
                               -----------    --------   --------   --------   --------   --------
Net assets.................... $ 5,025,691    $749,470   $128,601   $104,380   $338,396   $213,855
                               ===========    ========   ========   ========   ========   ========
Net assets consist of:
  Contractholders' net
   payments................... $ 9,962,652    $828,213   $150,513   $130,190   $447,084   $206,042
  Undistributed net
   investment income (loss)...     (48,037)     18,173       (356)      (405)    (1,279)     5,300
  Accumulated net realized
   gain (loss) on investments.  (2,419,628)    (18,094)    (1,941)    (4,842)   (14,404)        77
  Net unrealized appreciation
   (depreciation) of
   investments................  (2,469,296)    (78,822)   (19,615)   (20,563)   (93,005)     2,436
                               -----------    --------   --------   --------   --------   --------
Net assets.................... $ 5,025,691    $749,470   $128,601   $104,380   $338,396   $213,855
                               ===========    ========   ========   ========   ========   ========
Number of units outstanding*..     993,482      86,239     16,326     15,617     64,830     20,184
                               -----------    --------   --------   --------   --------   --------
Net asset value per unit
  outstanding*................ $      5.06    $   8.69   $   7.88   $   6.68   $   5.22   $  10.59
                               ===========    ========   ========   ========   ========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                  MONY Custom Equity Master
------------------------------------------------------------------------------------------------
                              Fidelity Variable Insurance Products Funds    Janus Aspen Series
-                             -----------------------------------------  -----------------------
  Dreyfus    Dreyfus Socially                                VIP III
   Stock       Responsible        VIP          VIP II        Growth       Aggressive
   Index          Growth         Growth      Contrafund   Opportunities     Growth     Balanced
 Subaccount     Subaccount     Subaccount    Subaccount    Subaccount     Subaccount  Subaccount
    284,744         39,280        148,106       231,504        73,640        297,446     183,814
===========     ==========     ===========   ==========    ==========    ===========  ==========
$ 8,194,297     $1,035,925    $ 4,857,229    $4,662,401    $1,100,342    $ 6,644,705  $4,157,438
===========     ==========     ===========   ==========    ==========    ===========  ==========
$ 6,398,204     $  742,387    $ 3,456,805    $4,176,328    $  861,594    $ 4,711,545  $3,784,722
        807             14            522         1,789            94              0         198
      1,030             82          1,285           527           166          2,622         629
-----------     ----------     -----------   ----------    ----------    -----------  ----------
  6,400,041        742,483      3,458,612     4,178,644       861,854      4,714,167   3,785,549
-----------     ----------     -----------   ----------    ----------    -----------  ----------
      3,004            314          2,371         1,798           434          4,071       1,786
        807             14            522         1,789            94              0         198
-----------     ----------     -----------   ----------    ----------    -----------  ----------
      3,811            328          2,893         3,587           528          4,071       1,984
-----------     ----------     -----------   ----------    ----------    -----------  ----------
$ 6,396,230     $  742,155    $ 3,455,719    $4,175,057    $  861,326    $ 4,710,096  $3,783,565
===========     ==========     ===========   ==========    ==========    ===========  ==========
$ 8,721,740     $1,199,253    $ 5,461,473    $4,975,832    $1,251,783    $ 9,438,145  $4,127,671
    189,017          2,530        127,504        98,691         8,002        262,759     206,629

   (718,434)      (166,090)      (732,834)     (413,393)     (159,711)    (3,057,648)   (178,019)

 (1,796,093)      (293,538)    (1,400,424)     (486,073)     (238,748)    (1,933,160)   (372,716)
-----------     ----------     -----------   ----------    ----------    -----------  ----------
$ 6,396,230     $  742,155    $ 3,455,719    $4,175,057    $  861,326    $ 4,710,096  $3,783,565
===========     ==========     ===========   ==========    ==========    ===========  ==========
    970,710        138,847        599,095       499,846       155,326      1,147,470     412,432
-----------     ----------     -----------   ----------    ----------    -----------  ----------
$      6.59     $     5.35    $      5.77    $     8.35    $     5.55    $      4.11  $     9.17
===========     ==========     ===========   ==========    ==========    ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002



                                               MONY Custom Equity Master
                               -----------------------------------------------------------
                                                            Alger
                                                           American
                                  Janus Aspen Series         Fund    Lord Abbett Series Fund
                               ------------------------   ---------- ----------------------
                                 Capital     Worldwide      MidCap   Growth and   Mid-Cap
                               Appreciation    Growth       Growth     Income      Value
                                Subaccount   Subaccount   Subaccount Subaccount  Subaccount
                               ------------ -----------   ---------- ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     196,296      232,709       8,488      8,960      20,403
                                ==========  ===========    ========   ========    ========
Investments at cost...........  $4,258,863  $ 6,637,136    $116,523   $169,257    $285,433
                                ==========  ===========    ========   ========    ========
Investments in respective
  Funds, at net asset value...  $3,409,655  $ 4,898,522    $105,680   $168,716    $282,787
Amount due from MONY America..         581          223          22         45         323
Amount due from respective
  Funds.......................       3,862        3,041           1          9           8
                                ----------  -----------    --------   --------    --------
       Total assets...........   3,414,098    4,901,786     105,703    168,770     283,118
                                ----------  -----------    --------   --------    --------
         LIABILITIES
Amount due to MONY America....       4,927        4,554          34         59          91
Amount due to respective Funds         581          223          22         45         323
                                ----------  -----------    --------   --------    --------
       Total liabilities......       5,508        4,777          56        104         414
                                ----------  -----------    --------   --------    --------
Net assets....................  $3,408,590  $ 4,897,009    $105,647   $168,666    $282,704
                                ==========  ===========    ========   ========    ========
Net assets consist of:
  Contractholders' net
   payments...................  $5,095,352  $ 7,826,619    $120,107   $169,602    $285,467
  Undistributed net
   investment income (loss)...      58,739      190,108        (165)       806       1,226
  Accumulated net realized
   gain (loss) on investments.    (896,293)  (1,381,104)     (3,452)    (1,201)     (1,343)
  Net unrealized appreciation
   (depreciation) of
   investments................    (849,208)  (1,738,614)    (10,843)      (541)     (2,646)
                                ----------  -----------    --------   --------    --------
Net assets....................  $3,408,590  $ 4,897,009    $105,647   $168,666    $282,704
                                ==========  ===========    ========   ========    ========
Number of units outstanding*..     483,765      774,371      13,796     19,938      32,852
                                ----------  -----------    --------   --------    --------
Net asset value per unit
  outstanding*................  $     7.05  $      6.32    $   7.66   $   8.46    $   8.61
                                ==========  ===========    ========   ========    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Equity Master
               -------------------------------------------------
               The Universal
               Institutional     PIMCO Variable
                Funds, Inc.     Insurance Trust
               ------------- ----------------------
                    US         Global
                Real Estate     Bond    Real Return
                Subaccount   Subaccount Subaccount      Total
               ------------- ---------- ----------- ------------
                   17,841       34,679     48,666
                 ========     ========   ========
                 $216,908     $387,273   $567,155   $157,688,962
                 ========     ========   ========   ============
                 $202,142     $405,402   $579,124   $125,613,686
                       45            0        831         30,147
                        0          119        127         45,706
                 --------     --------   --------   ------------
                  202,187      405,521    580,082    125,689,539
                 --------     --------   --------   ------------
                       61          241        296         84,551
                       45            0        831         30,147
                 --------     --------   --------   ------------
                      106          241      1,127        114,698
                 --------     --------   --------   ------------
                 $202,081     $405,280   $578,955   $125,574,841
                 ========     ========   ========   ============
                 $208,398     $381,899   $558,261   $166,913,408
                    9,846        4,157      7,212     12,495,740
                   (1,397)       1,095      1,513    (21,759,031)
                  (14,766)      18,129     11,969    (32,075,276)
                 --------     --------   --------   ------------
                 $202,081     $405,280   $578,955   $125,574,841
                 ========     ========   ========   ============
                   22,105       35,103     51,459
                 --------     --------   --------
                 $   9.14     $  11.55   $  11.25
                 ========     ========   ========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


                                                      MONY Custom Equity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.             Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------
                               Intermediate Long Term  Government   Money                   Small Company
                                Term Bond      Bond    Securities   Market      Equity          Value
                                Subaccount  Subaccount Subaccount Subaccount  Subaccount     Subaccount
                               ------------ ---------- ---------- ----------  -----------   -------------
Dividend income...............   $ 62,436    $121,503   $ 64,094   $110,298  $         0     $    39,438
Distribution from net
  realized gains..............          0           0          0          0            0         297,988
Mortality and expense risk
  charges ....................     (5,935)    (10,119)    (8,234)   (25,932)     (25,656)        (35,614)
                                 --------    --------   --------   --------   -----------    -----------
Net investment income (loss)..     56,501     111,384     55,860     84,366      (25,656)        301,812
                                 --------    --------   --------   --------   -----------    -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     13,648      22,882     11,309          0   (1,088,074)       (428,611)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     78,056     255,524     75,048          0   (1,538,989)       (943,864)
                                 --------    --------   --------   --------   -----------    -----------
Net realized and unrealized
  gain (loss) on investments..     91,704     278,406     86,357          0   (2,627,063)     (1,372,475)
                                 --------    --------   --------   --------   -----------    -----------
Net increase (decrease) in
  net assets resulting from
  operations..................   $148,205    $389,790   $142,217   $ 84,366  $(2,652,719)    $(1,070,663)
                                 ========    ========   ========   ========   ===========    ===========

                      See notes to financial statements.

                                      MONY Custom Equity Master
----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------
             International High Yield               Growth and  Small Company   Equity     Capital
  Managed       Growth        Bond       Growth       Income       Growth       Income   Appreciation
 Subaccount   Subaccount   Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
-----------  ------------- ---------- -----------  -----------  ------------- ---------- ------------
$    84,974    $  18,159   $ 218,974  $    81,742  $    94,037   $         0  $  28,241   $       0
          0            0           0            0            0             0          0           0
    (30,901)      (9,373)     (8,845)     (70,689)     (26,992)      (17,728)    (7,794)    (15,750)
-----------    ---------   ---------  -----------  -----------   -----------  ---------   ---------
     54,073        8,786     210,129       11,053       67,045       (17,728)    20,447     (15,750)
-----------    ---------   ---------  -----------  -----------   -----------  ---------   ---------

   (715,289)    (409,136)    (47,767)    (835,392)    (415,198)     (223,316)   (36,505)   (270,144)

 (1,523,496)    (188,182)   (128,590)  (4,656,416)  (2,043,549)   (1,202,498)  (353,751)   (562,825)
-----------    ---------   ---------  -----------  -----------   -----------  ---------   ---------

 (2,238,785)    (597,318)   (176,357)  (5,491,808)  (2,458,747)   (1,425,814)  (390,256)   (832,969)
-----------    ---------   ---------  -----------  -----------   -----------  ---------   ---------

$(2,184,712)   $(588,532)  $  33,772  $(5,480,755) $(2,391,702)  $(1,443,542) $(369,809)  $(848,719)
===========    =========   =========  ===========  ===========   ===========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                          MONY Custom Equity Master
-                              ------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
-                              ------------------------------------------------------------------------------

                                Multi-Cap                  Emerging    Worldwide     Mid-Cap        Total
                                  Growth      Balanced    Countries      Growth       Growth        Return
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                               ------------ ------------ ------------ ------------ ------------ --------------
                                                                                                For the period
                               For the year For the year For the year For the year For the year May 8, 2002**
                                  ended        ended        ended        ended        ended        through
                               December 31, December 31, December 31, December 31, December 31,  December 31,
                                   2002         2002         2002         2002         2002          2002
                               ------------ ------------ ------------ ------------ ------------ --------------
Dividend income............... $         0    $ 14,850     $    301     $      0    $       0       $2,305
Distribution from net
  realized gains..............           0           0            0            0            0        3,233
Mortality and expense risk
  charges.....................     (19,925)     (2,403)        (509)        (330)      (1,110)        (238)
                               -----------    --------     --------     --------    ---------       ------
Net investment income (loss)..     (19,925)     12,447         (208)        (330)      (1,110)       5,300
                               -----------    --------     --------     --------    ---------       ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (689,249)     (9,284)        (465)      (3,249)      (9,398)          77
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,754,946)    (85,390)     (29,174)     (23,860)    (106,110)       2,436
                               -----------    --------     --------     --------    ---------       ------
Net realized and unrealized
  gain (loss) on investments..  (2,444,195)    (94,674)     (29,639)     (27,109)    (115,508)       2,513
                               -----------    --------     --------     --------    ---------       ------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(2,464,120)   $(82,227)    $(29,847)    $(27,439)   $(116,618)      $7,813
                               ===========    ========     ========     ========    =========       ======

----------
** Commencement of operations

                      See notes to financial statements.

                                                MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------------------------
                              Fidelity Variable Insurance Products Funds                 Janus Aspen Series
                              -----------------------------------------  --------------------------------------------------
  Dreyfus    Dreyfus Socially                                VIP III
   Stock       Responsible        VIP          VIP II        Growth       Aggressive                 Capital     Worldwide
   Index          Growth         Growth      Contrafund   Opportunities     Growth      Balanced   Appreciation    Growth
 Subaccount     Subaccount     Subaccount    Subaccount    Subaccount     Subaccount   Subaccount   Subaccount   Subaccount
------------ ---------------- ------------  ------------  -------------  ------------ ------------ ------------ ------------

For the year   For the year   For the year  For the year  For the year   For the year For the year For the year For the year
   ended          ended          ended         ended          ended         ended        ended        ended        ended
December 31,   December 31,   December 31,  December 31,  December 31,   December 31, December 31, December 31, December 31,
    2002           2002           2002          2002          2002           2002         2002         2002         2002
------------ ---------------- ------------  ------------  -------------  ------------ ------------ ------------ ------------
$    90,586     $   1,976     $     4,687    $  26,158      $   7,757    $         0   $  90,800    $  20,970   $    48,989
          0             0               0            0              0              0           0            0             0
    (22,574)       (2,823)        (12,829)     (14,263)        (3,173)       (16,340)    (12,056)     (12,364)      (17,330)
-----------     ---------     -----------    ---------      ---------    -----------   ---------    ---------   -----------
     68,012          (847)         (8,142)      11,895          4,584        (16,340)     78,744        8,606        31,659
-----------     ---------     -----------    ---------      ---------    -----------   ---------    ---------   -----------
   (319,695)      (81,474)       (256,668)    (125,438)       (71,081)      (763,352)    (49,679)    (306,535)     (403,240)
 (1,423,709)     (201,733)     (1,096,645)    (322,090)      (163,515)      (784,237)   (273,378)    (322,842)   (1,110,564)
-----------     ---------     -----------    ---------      ---------    -----------   ---------    ---------   -----------
 (1,743,404)     (283,207)     (1,353,313)    (447,528)      (234,596)    (1,547,589)   (323,057)    (629,377)   (1,513,804)
-----------     ---------     -----------    ---------      ---------    -----------   ---------    ---------   -----------
$(1,675,392)    $(284,054)    $(1,361,455)   $(435,633)     $(230,012)   $(1,563,929)  $(244,313)   $(620,771)  $(1,482,145)
===========     =========     ===========    =========      =========    ===========   =========    =========   ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                          MONY Custom Equity Master
                                 -------------------------------------------
                                     Alger
                                    American
                                      Fund         Lord Abbett Series Fund
                                 -------------- ----------------------------
                                     MidCap       Growth and      Mid-Cap
                                     Growth         Income         Value
                                   Subaccount     Subaccount     Subaccount
                                 -------------- -------------- --------------
                                 For the period For the period For the period
                                 May 6, 2002**  May 6, 2002**  May 2, 2002**
                                    through        through        through
                                  December 31,   December 31,   December 31,
                                      2002           2002           2002
                                 -------------- -------------- --------------
  Dividend income...............    $      0       $   954        $ 1,528
  Distribution from net
    realized gains..............           0            21              0
  Mortality and expense risk
    charges.....................        (165)         (169)          (302)
                                    --------       -------        -------
  Net investment income (loss)..        (165)          806          1,226
                                    --------       -------        -------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................      (3,452)       (1,201)        (1,343)
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................     (10,843)         (541)        (2,646)
                                    --------       -------        -------
  Net realized and unrealized
    gain (loss) on investments..     (14,295)       (1,742)        (3,989)
                                    --------       -------        -------
  Net increase (decrease) in
    net assets resulting from
    operations..................    $(14,460)      $  (936)       $(2,763)
                                    ========       =======        =======

----------
** Commencement of operations

                      See notes to financial statements.

                           MONY Custom Equity Master
           ---------------------------------------------------------
           The Universal
           Institutional         PIMCO Variable
            Funds, Inc.          Insurance Trust
           -------------- ----------------------------
                 US           Global
            Real Estate        Bond       Real Return
             Subaccount     Subaccount     Subaccount
           -------------- -------------- --------------
           For the period For the period For the period
           May 6, 2002**  May 6, 2002**  May 8, 2002**
              through        through        through
            December 31,   December 31,   December 31,
                2002           2002           2002          Total
           -------------- -------------- -------------- ------------
              $  6,397       $ 2,843        $ 6,729     $  1,251,726
                 3,695         1,684          1,074          307,695
                  (246)         (370)          (591)        (439,672)
              --------       -------        -------     ------------
                 9,846         4,157          7,212        1,119,749
              --------       -------        -------     ------------
                (1,397)        1,095          1,513       (7,515,108)
               (14,766)       18,129         11,969      (20,427,987)
              --------       -------        -------     ------------
               (16,163)       19,224         13,482      (27,943,095)
              --------       -------        -------     ------------
              $ (6,317)      $23,381        $20,694     $(26,823,346)
              ========       =======        =======     ============

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.
                               ----------------------------------------------------------------------------
                                     Intermediate                Long Term                Government
                                       Term Bond                   Bond                   Securities
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $   56,501   $   38,478   $  111,384   $   53,026   $   55,860   $   34,415
 Net realized gain (loss) on
   investments................      13,648       18,726       22,882       39,271       11,309       24,712
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      78,056       12,660      255,524      (13,192)      75,048        1,185
                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     148,205       69,864      389,790       79,105      142,217       60,312
                                ----------   ----------   ----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     908,084    1,045,876    1,487,119    1,698,621    1,775,658    1,248,637
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (573,900)    (337,013)    (747,453)    (439,927)    (640,196)    (279,378)
                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase from unit
 transactions.................     334,184      708,863      739,666    1,258,694    1,135,462      969,259
                                ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in
 net assets...................     482,389      778,727    1,129,456    1,337,799    1,277,679    1,029,571
Net assets beginning of year..   1,395,755      617,028    2,342,565    1,004,766    1,706,687      677,116
                                ----------   ----------   ----------   ----------   ----------   ----------
Net assets end of year*.......  $1,878,144   $1,395,755   $3,472,021   $2,342,565   $2,984,366   $1,706,687
                                ==========   ==========   ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning
 of year......................     119,810       57,274      209,209       95,045      146,574       61,762
Units issued during the year..      76,394       92,223      127,944      154,135      149,458      109,198
Units redeemed during the year     (48,248)     (29,687)     (64,368)     (39,971)     (54,693)     (24,386)
                                ----------   ----------   ----------   ----------   ----------   ----------
Units outstanding end of year.     147,956      119,810      272,785      209,209      241,339      146,574
                                ==========   ==========   ==========   ==========   ==========   ==========
----------
*  Includes undistributed net
   investment income of:        $  121,465   $   64,964   $  202,014   $   90,630   $  107,504   $   51,644
                                ==========   ==========   ==========   ==========   ==========   ==========

                      See notes to financial statements.

                                       MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------- ----------------------------------------------------------------------------
          Money                                           Small Company
         Market                    Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$    84,366  $   162,606  $   (25,656) $ 1,198,672  $   301,812  $ 1,746,284  $    54,073  $   602,335
          0            0   (1,088,074)  (2,137,173)    (428,611)    (853,313)    (715,289)  (2,003,922)
          0            0   (1,538,989)    (173,402)    (943,864)    (530,524)  (1,523,496)     459,477
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

     84,366      162,606   (2,652,719)  (1,111,903)  (1,070,663)     362,447   (2,184,712)    (942,110)
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  6,189,403   10,168,732    4,065,239    5,897,441    5,465,133    5,655,360    4,045,887    4,810,867
 (6,177,760)  (6,171,129)  (2,376,227)  (1,953,936)  (2,902,285)  (1,726,609)  (2,668,416)  (2,209,806)
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
     11,643    3,997,603    1,689,012    3,943,505    2,562,848    3,928,751    1,377,471    2,601,061
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
     96,009    4,160,209     (963,707)   2,831,602    1,492,185    4,291,198     (807,241)   1,658,951
  7,435,335    3,275,126    7,908,754    5,077,152    8,905,061    4,613,863    9,326,781    7,667,830
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
$ 7,531,344  $ 7,435,335  $ 6,945,047  $ 7,908,754  $10,397,246  $ 8,905,061  $ 8,519,540  $ 9,326,781
===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
    649,426      295,900      887,133      460,705      641,682      348,647      941,722      685,392
    498,087      899,585      566,638      644,461      406,328      421,220      478,733      474,523
   (497,150)    (546,059)    (346,148)    (218,033)    (219,554)    (128,185)    (324,934)    (218,193)
-----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    650,363      649,426    1,107,623      887,133      828,456      641,682    1,095,521      941,722
===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

$   416,586  $   332,220  $ 2,429,851  $ 2,455,507  $ 2,908,641  $ 2,606,829  $ 3,687,185  $ 3,633,112
===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               ----------------------------------------------------------------------------
                                     International              High Yield
                                        Growth                     Bond                     Growth
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $    8,786   $  275,475   $  210,129   $  125,688  $    11,053  $    23,055
 Net realized gain (loss) on
   investments................    (409,136)    (482,736)     (47,767)     (59,261)    (835,392)  (1,190,103)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (188,182)    (544,222)    (128,590)      (3,248)  (4,656,416)    (953,565)
                                ----------   ----------   ----------   ----------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (588,532)    (751,483)      33,772       63,179   (5,480,755)  (2,120,613)
                                ----------   ----------   ----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,317,699    1,794,627    1,289,830    1,568,635    9,598,733   11,205,567
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (862,115)    (631,112)    (766,927)    (405,194)  (5,855,129)  (4,638,585)
                                ----------   ----------   ----------   ----------  -----------  -----------
Net increase from unit
 transactions.................     455,584    1,163,515      522,903    1,163,441    3,743,604    6,566,982
                                ----------   ----------   ----------   ----------  -----------  -----------
Net increase (decrease) in
 net assets...................    (132,948)     412,032      556,675    1,226,620   (1,737,151)   4,446,369
Net assets beginning of year..   2,692,647    2,280,615    2,187,593      960,973   20,906,637   16,460,268
                                ----------   ----------   ----------   ----------  -----------  -----------
Net assets end of year*.......  $2,559,699   $2,692,647   $2,744,268   $2,187,593  $19,169,486  $20,906,637
                                ==========   ==========   ==========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning
 of year......................     309,095      188,306      206,143       95,559    2,036,137    1,396,706
Units issued during the year..     172,867      186,929      123,229      149,113    1,083,570    1,095,552
Units redeemed during the year    (115,833)     (66,140)     (73,752)     (38,529)    (678,169)    (456,121)
                                ----------   ----------   ----------   ----------  -----------  -----------
Units outstanding end of year.     366,129      309,095      255,620      206,143    2,441,538    2,036,137
                                ==========   ==========   ==========   ==========  ===========  ===========
----------
*  Includes undistributed net
   investment income of:        $  500,904   $  492,118   $  428,187   $  218,058  $   111,488  $   100,435
                                ==========   ==========   ==========   ==========  ===========  ===========

                      See notes to financial statements.

                                       MONY Custom Equity Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
       Growth and               Small Company                Equity                    Capital
         Income                    Growth                    Income                 Appreciation
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

$    67,045  $    37,891  $   (17,728) $   152,669   $   20,447   $   13,102  $   (15,750) $    12,302
   (415,198)    (145,616)    (223,316)    (328,203)     (36,505)       6,513     (270,144)    (496,675)

 (2,043,549)    (651,045)  (1,202,498)     150,337     (353,751)    (191,389)    (562,825)    (294,834)
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------

 (2,391,702)    (758,770)  (1,443,542)     (25,197)    (369,809)    (171,774)    (848,719)    (779,207)
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------

  4,101,911    5,148,141    2,777,814    3,362,375    1,077,718    1,407,091    2,097,189    2,693,407

 (2,479,904)  (1,746,492)  (1,693,018)  (1,476,779)    (615,897)    (388,858)  (1,386,944)  (1,134,462)
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------
  1,622,007    3,401,649    1,084,796    1,885,596      461,821    1,018,233      710,245    1,558,945
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------
   (769,695)   2,642,879     (358,746)   1,860,399       92,012      846,459     (138,474)     779,738
  8,063,628    5,420,749    5,284,534    3,424,135    2,121,527    1,275,068    4,345,421    3,565,683
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------
$ 7,293,933  $ 8,063,628  $ 4,925,788  $ 5,284,534   $2,213,539   $2,121,527  $ 4,206,947  $ 4,345,421
===========  ===========  ===========  ===========   ==========   ==========  ===========  ===========

    758,620      447,828      338,648      210,319      208,347      111,358      371,317      245,534
    460,806      470,317      209,146      229,298      114,325      134,109      189,514      220,275
   (289,440)    (159,525)    (130,899)    (100,969)     (66,745)     (37,120)    (126,834)     (94,492)
-----------  -----------  -----------  -----------   ----------   ----------  -----------  -----------
    929,986      758,620      416,895      338,648      255,927      208,347      433,997      371,317
===========  ===========  ===========  ===========   ==========   ==========  ===========  ===========

$    99,979  $    32,934  $   146,986  $   164,714   $   34,766   $   14,319  $   159,727  $   175,477
===========  ===========  ===========  ===========   ==========   ==========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                          MONY Custom Equity Master
                               ------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               ------------------------------------------------------------------------------
                                       Multi-Cap                                            Emerging
                                        Growth                   Balanced                   Countries
                                      Subaccount                Subaccount                 Subaccount
                               ------------------------  ------------------------  --------------------------
                                                                                                For the period
                               For the year For the year For the year For the year For the year May 24, 2001**
                                  ended        ended        ended        ended        ended        through
                               December 31, December 31, December 31, December 31, December 31,  December 31,
                                   2002         2001         2002         2001         2002          2001
                               ------------ ------------ ------------ ------------ ------------ --------------
From operations:
 Net investment income (loss). $   (19,925) $   (18,637)  $  12,447    $   5,108     $   (208)     $   (148)
 Net realized gain (loss) on
   investments................    (689,249)  (1,405,665)     (9,284)      (8,920)        (465)       (1,476)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,754,946)     521,072     (85,390)       4,335      (29,174)        9,559
                               -----------  -----------   ---------    ---------     --------      --------
Net increase (decrease) in
 net assets resulting from
 operations...................  (2,464,120)    (903,230)    (82,227)         523      (29,847)        7,935
                               -----------  -----------   ---------    ---------     --------      --------
From unit transactions:
 Net proceeds from the
   issuance of units..........   3,222,874    4,393,997     454,032      506,573       68,233       135,146
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,093,758)  (1,771,818)   (200,391)    (121,547)     (46,790)       (6,076)
                               -----------  -----------   ---------    ---------     --------      --------
Net increase from unit
 transactions.................   1,129,116    2,622,179     253,641      385,026       21,443       129,070
                               -----------  -----------   ---------    ---------     --------      --------
Net increase (decrease) in
 net assets...................  (1,335,004)   1,718,949     171,414      385,549       (8,404)      137,005
Net assets beginning of period   6,360,695    4,641,746     578,056      192,507      137,005             0
                               -----------  -----------   ---------    ---------     --------      --------
Net assets end of period*..... $ 5,025,691  $ 6,360,695   $ 749,470    $ 578,056     $128,601      $137,005
                               ===========  ===========   =========    =========     ========      ========
Unit transactions:
Units outstanding beginning
 of period....................     818,793      494,446      59,101       18,855       14,433             0
Units issued during the period     516,798      551,550      50,528       52,973        7,294        15,154
Units redeemed during the
 period.......................    (342,109)    (227,203)    (23,390)     (12,727)      (5,401)         (721)
                               -----------  -----------   ---------    ---------     --------      --------
Units outstanding end of
 period.......................     993,482      818,793      86,239       59,101       16,326        14,433
                               ===========  ===========   =========    =========     ========      ========
----------
*  Includes undistributed net
   investment income
   (loss) of:                  $   (48,037) $   (28,112)  $  18,173    $   5,726     $   (356)     $   (148)
                               ===========  ===========   =========    =========     ========      ========
** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Equity Master
-----------------------------------------------------------------------------------------------
                    Enterprise Accumulation Trust
---------------------------------------------------------------------           Dreyfus
         Worldwide                    Mid-Cap               Total                Stock
          Growth                      Growth                Return               Index
        Subaccount                  Subaccount            Subaccount          Subaccount
--------------------------  --------------------------  -------------- ------------------------
             For the period              For the period For the period
For the year May 3, 2001**  For the year May 21, 2001** May 8, 2002**  For the year For the year
   ended        through        ended        through        through        ended        ended
December 31,  December 31,  December 31,  December 31,   December 31,  December 31, December 31,
    2002          2001          2002          2001           2002          2002         2001
------------ -------------- ------------ -------------- -------------- ------------ ------------
  $   (330)     $   (75)     $  (1,110)     $   (169)      $  5,300    $    68,012  $    69,547
    (3,249)      (1,593)        (9,398)       (5,006)            77       (319,695)    (394,027)

   (23,860)       3,297       (106,110)       13,105          2,436     (1,423,709)    (150,787)
  --------      -------      ---------      --------       --------    -----------  -----------

   (27,439)       1,629       (116,618)        7,930          7,813     (1,675,392)    (475,267)
  --------      -------      ---------      --------       --------    -----------  -----------
    92,997       80,669        309,651       253,265        227,413      3,899,356    5,257,148

   (33,739)      (9,737)       (97,070)      (18,762)       (21,371)    (2,014,520)  (1,251,894)
  --------      -------      ---------      --------       --------    -----------  -----------
    59,258       70,932        212,581       234,503        206,042      1,884,836    4,005,254
  --------      -------      ---------      --------       --------    -----------  -----------
    31,819       72,561         95,963       242,433        213,855        209,444    3,529,987
    72,561            0        242,433             0              0      6,186,786    2,656,799
  --------      -------      ---------      --------       --------    -----------  -----------
  $104,380      $72,561      $ 338,396      $242,433       $213,855    $ 6,396,230  $ 6,186,786
  ========      =======      =========      ========       ========    ===========  ===========
     8,149            0         31,935             0              0        726,355      272,935
    11,978        9,247         50,191        34,505         22,273        540,968      598,841
    (4,510)      (1,098)       (17,296)       (2,570)        (2,089)      (296,613)    (145,421)
  --------      -------      ---------      --------       --------    -----------  -----------
    15,617        8,149         64,830        31,935         20,184        970,710      726,355
  ========      =======      =========      ========       ========    ===========  ===========
  $   (405)     $   (75)     $  (1,279)     $   (169)      $  5,300    $   189,017  $   121,005
  ========      =======      =========      ========       ========    ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Funds
                                        Dreyfus          --------------------------------------------------
                                       Socially                     VIP                     VIP II
                                  Responsible Growth              Growth                  Contrafund
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $    (847)   $  (1,683)  $    (8,142)  $  123,802  $    11,895   $   59,853
 Net realized loss on
   investments................    (81,474)     (89,879)     (256,668)    (449,044)    (125,438)    (250,137)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (201,733)     (54,540)   (1,096,645)    (109,497)    (322,090)     (87,355)
                                ---------    ---------   -----------   ----------  -----------   ----------
Net decrease in net assets
 resulting from operations....   (284,054)    (146,102)   (1,361,455)    (434,739)    (435,633)    (277,639)
                                ---------    ---------   -----------   ----------  -----------   ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    544,357      770,425     2,270,335    3,281,560    2,260,164    2,684,559
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (355,550)    (176,215)   (1,168,394)    (818,725)  (1,258,228)    (726,918)
                                ---------    ---------   -----------   ----------  -----------   ----------
Net increase from unit
 transactions.................    188,807      594,210     1,101,941    2,462,835    1,001,936    1,957,641
                                ---------    ---------   -----------   ----------  -----------   ----------
Net increase (decrease) in
 net assets...................    (95,247)     448,108      (259,514)   2,028,096      566,303    1,680,002
Net assets beginning of period    837,402      389,294     3,715,233    1,687,137    3,608,754    1,928,752
                                ---------    ---------   -----------   ----------  -----------   ----------
Net assets end of period*.....  $ 742,155    $ 837,402   $ 3,455,719   $3,715,233  $ 4,175,057   $3,608,754
                                =========    =========   ===========   ==========  ===========   ==========
Unit transactions:
Units outstanding beginning
 of period....................    110,913       39,772       447,940      166,741      389,954      182,000
Units issued during the period     85,943       93,353       328,743      377,843      259,634      286,751
Units redeemed during the
 period.......................    (58,009)     (22,212)     (177,588)     (96,644)    (149,742)     (78,797)
                                ---------    ---------   -----------   ----------  -----------   ----------
Units outstanding end of
 period.......................    138,847      110,913       599,095      447,940      499,846      389,954
                                =========    =========   ===========   ==========  ===========   ==========
----------
*  Includes undistributed net
   investment income of:        $   2,530    $   3,377       127,504   $  135,646  $    98,691   $   86,796
                                =========    =========   ===========   ==========  ===========   ==========

                      See notes to financial statements.

                                       MONY Custom Equity Master
------------------------------------------------------------------------------------------------------
    Fidelity Variable
Insurance Products Funds                               Janus Aspen Series
------------------------  ----------------------------------------------------------------------------
         VIP III                 Aggressive                                            Capital
  Growth Opportunities             Growth                   Balanced                Appreciation
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

 $   4,584    $  (1,127)  $   (16,340) $   (13,700) $    78,744   $   60,268  $     8,606   $   29,699
   (71,081)     (78,125)     (763,352)  (2,027,594)     (49,679)    (105,414)    (306,535)    (586,101)

  (163,515)     (16,829)     (784,237)     211,003     (273,378)     (27,979)    (322,842)    (109,141)
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------

  (230,012)     (96,081)   (1,563,929)  (1,830,291)    (244,313)     (73,125)    (620,771)    (665,543)
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------

   478,649      698,789     3,121,694    4,723,331    2,064,811    2,392,089    1,869,096    2,571,656

  (329,644)    (209,934)   (1,709,386)  (1,417,387)  (1,073,549)    (554,296)  (1,311,386)    (827,084)
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------
   149,005      488,855     1,412,308    3,305,944      991,262    1,837,793      557,710    1,744,572
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------
   (81,007)     392,774      (151,621)   1,475,653      746,949    1,764,668      (63,061)   1,079,029
   942,333      549,559     4,861,717    3,386,064    3,036,616    1,271,948    3,471,651    2,392,622
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------
 $ 861,326    $ 942,333   $ 4,710,096  $ 4,861,717  $ 3,783,565   $3,036,616  $ 3,408,590   $3,471,651
 =========    =========   ===========  ===========  ===========   ==========  ===========   ==========

   132,217       65,733       850,465      357,290      308,589      122,793      414,025      222,664
    78,230       95,149       674,282      714,405      218,339      242,250      243,659      285,855
   (55,121)     (28,665)     (377,277)    (221,230)    (114,496)     (56,454)    (173,919)     (94,494)
 ---------    ---------   -----------  -----------  -----------   ----------  -----------   ----------
   155,326      132,217     1,147,470      850,465      412,432      308,589      483,765      414,025
 =========    =========   ===========  ===========  ===========   ==========  ===========   ==========

 $   8,002    $   3,418   $   262,759  $   279,099  $   206,629   $  127,885  $    58,739   $   50,133
 =========    =========   ===========  ===========  ===========   ==========  ===========   ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     MONY Custom Equity Master
                               ---------------------------------------------------------------------
                                                             Alger
                                                            American
                                  Janus Aspen Series          Fund         Lord Abbett Series Fund
                               ------------------------  -------------- ----------------------------
                                       Worldwide             MidCap       Growth and      Mid-Cap
                                        Growth               Growth         Income         Value
                                      Subaccount           Subaccount     Subaccount     Subaccount
                               ------------------------  -------------- -------------- --------------
                                                         For the period For the period For the period
                               For the year For the year May 6, 2002**  May 6, 2002**  May 2, 20002**
                                  ended        ended        through        through        through
                               December 31, December 31,  December 31,   December 31,   December 31,
                                   2002         2001          2002           2002           2002
                               ------------ ------------ -------------- -------------- --------------
From operations:
 Net investment income (loss). $    31,659        9,017     $   (165)      $    806       $  1,226
 Net realized gain (loss) on
   investments................    (403,240)    (908,964)      (3,452)        (1,201)        (1,343)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (1,110,564)     (44,378)     (10,843)          (541)        (2,646)
                               -----------   ----------     --------       --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................  (1,482,145)    (944,325)     (14,460)          (936)        (2,763)
                               -----------   ----------     --------       --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........   3,170,908    4,153,693      135,424        183,314        312,845
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,678,079)  (1,361,933)     (15,317)       (13,712)       (27,378)
                               -----------   ----------     --------       --------       --------
Net increase from unit
 transactions.................   1,492,829    2,791,760      120,107        169,602        285,467
                               -----------   ----------     --------       --------       --------
Net increase in net assets....      10,684    1,847,435      105,647        168,666        282,704
Net assets beginning of period   4,886,325    3,038,890            0              0              0
                               -----------   ----------     --------       --------       --------
Net assets end of period*..... $ 4,897,009    4,886,325     $105,647       $168,666       $282,704
                               ===========   ==========     ========       ========       ========
Unit transactions:
Units outstanding beginning
 of period....................     573,563      275,632            0              0              0
Units issued during the period     441,286      449,887       15,752         21,630         36,190
Units redeemed during the
 period.......................    (240,478)    (151,956)      (1,956)        (1,692)        (3,338)
                               -----------   ----------     --------       --------       --------
Units outstanding end of
 period.......................     774,371      573,563       13,796         19,938         32,852
                               ===========   ==========     ========       ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $   190,108      158,449     $   (165)      $    806       $  1,226
                               ===========   ==========     ========       ========       ========
** Commencement of operations

                      See notes to financial statements.

                           MONY Custom Equity Master
    -----------------------------------------------------------------------
    The Universal
    Institutional         PIMCO Variable
     Funds, Inc.          Insurance Trust
    -------------- ----------------------------
          US           Global
     Real Estate        Bond       Real Return
      Subaccount     Subaccount     Subaccount              Total
    -------------- -------------- -------------- --------------------------
    For the period For the period For the period
    May 6, 2002**  May 6, 2002**  May 8, 2002**
       through        through        through
     December 31,   December 31,   December 31,
         2002           2002           2002          2002          2001
    -------------- -------------- -------------- ------------  ------------

       $  9,846       $  4,157       $  7,212    $  1,119,749  $  4,797,753
         (1,397)         1,095          1,513      (7,515,108)  (13,919,725)

        (14,766)        18,129         11,969     (20,427,987)   (2,569,897)
       --------       --------       --------    ------------  ------------

         (6,317)        23,381         20,694     (26,823,346)  (11,691,869)
       --------       --------       --------    ------------  ------------

        226,878        454,234        624,621      72,189,303    89,608,277

        (18,480)       (72,335)       (66,360)    (43,351,608)  (32,811,606)
       --------       --------       --------    ------------  ------------
        208,398        381,899        558,261      28,837,695    56,796,671
       --------       --------       --------    ------------  ------------
        202,081        405,280        578,955       2,014,349    45,104,802
              0              0              0     123,560,492    78,455,690
       --------       --------       --------    ------------  ------------
       $202,081       $405,280       $578,955    $125,574,841  $123,560,492
       ========       ========       ========    ============  ============

              0              0              0
         25,101         42,010         57,674
         (2,996)        (6,907)        (6,215)
       --------       --------       --------
         22,105         35,103         51,459
       ========       ========       ========

       $  9,846       $  4,157       $  7,212    $ 12,495,740  $ 11,375,991
       ========       ========       ========    ============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life and Survivorship Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.


   There are thirty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, The Universal Institutional Funds, Inc., Alger American Fund, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the period ended December 31, 2002 aggregated $30,706,534.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $46,882 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2002 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
   -------------------------------------          -------------- -----------

   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio..............   $  734,202   $  405,603
   Long Term Bond Portfolio......................    1,164,339      434,148
   Government Securities Portfolio...............    1,428,253      300,408
   Money Market Portfolio........................    5,036,708    5,049,965

   Enterprise Accumulation Trust

   Equity Portfolio..............................    3,118,264    1,454,041
   Small Company Value Portfolio.................    4,097,221    1,568,266
   Managed Portfolio.............................    2,921,712    1,574,106
   International Growth Portfolio................    1,025,973      579,423
   High Yield Bond Portfolio.....................    1,008,279      493,758
   Growth Portfolio..............................    6,938,721    3,263,384
   Growth and Income Portfolio...................    3,020,039    1,424,132
   Small Company Growth Portfolio................    2,158,658    1,090,963
   Equity Income Portfolio.......................      805,826      351,474
   Capital Appreciation Portfolio................    1,538,212      843,140
   Multi-Cap Growth Portfolio....................    2,393,509    1,283,833
   Balanced Portfolio............................      403,746      152,374
   Emerging Countries Portfolio..................       58,929       37,975
   Worldwide Growth Portfolio....................       81,137       22,189
   Mid-Cap Growth Portfolio......................      267,751       56,211
   Total Return Portfolio........................      218,384       12,517

   Dreyfus

   Dreyfus Stock Index Fund......................    3,063,140    1,199,935
   Dreyfus Socially Responsible Growth Fund, Inc.      406,578      220,505

   Fidelity Variable Insurance Products Funds

   VIP Growth Portfolio..........................    1,753,408      663,844
   VIP II Contrafund Portfolio...................    1,777,410      789,073
   VIP III Growth Opportunities Portfolio........      365,062      219,120

   Janus Aspen Series

   Aggressive Growth Portfolio...................    2,320,307      923,706
   Balanced Portfolio............................    1,564,354      584,499
   Capital Appreciation Portfolio................    1,352,802      806,982
   Worldwide Growth Portfolio....................    2,469,903      993,712

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
       MONY Custom Equity Master Subaccounts   Reinvestments)  Redeemed
       -------------------------------------   -------------- -----------

       The Alger American Funds

       Mid-Cap Growth Portfolio...............    131,445       11,470

       Lord Abbett Series Fund

       Growth and Income Portfolio............    175,313        5,830
       Mid-Cap Value Portfolio................    292,672        7,424

       The Universal Institutional Funds, Inc.

       US Real Estate Portfolio...............    223,717       15,504

       PIMCO Variable Insurance Trust

       Global Bond Portfolio..................    433,001       51,350
       Real Return Bond Portfolio.............    594,925       37,086

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                     At December 31, 2002       For the period ended December 31, 2002
                                               -------------------------------- -----------------------------------
                                                                                Investment
                                                                     Net Assets   Income                       Total
MONY Custom Equity Master Subaccounts            Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-------------------------------------          --------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount.............   147,956   $12.69     $ 1,878      3.68%          0.35%         8.93%
Long Term Bond Subaccount.....................   272,785    12.73       3,472      4.20           0.35         13.66
Government Securities Subaccount..............   241,339    12.37       2,984      2.72           0.35          6.27
Money Market Subaccount.......................   650,363    11.58       7,531      1.49           0.35          1.14

Enterprise Accumulation Trust

Equity Subaccount............................. 1,107,623     6.27       6,945      0.00           0.35        (29.63)
Small Company Value Subaccount................   828,456    12.55      10,397      0.39           0.35         (9.58)
Managed Subaccount............................ 1,095,521     7.78       8,520      0.96           0.35        (21.41)
International Growth Subaccount...............   366,129     6.99       2,560      0.68           0.35        (19.75)
High Yield Bond Subaccount....................   255,620    10.74       2,744      8.66           0.35          1.23
Growth Subaccount............................. 2,441,538     7.85      19,169      0.40           0.35        (23.56)
Growth and Income Subaccount..................   929,986     7.84       7,294      1.22           0.35        (26.25)
Small Company Growth Subaccount...............   416,895    11.82       4,926      0.00           0.35        (24.23)
Equity Income Subaccount......................   255,927     8.65       2,214      1.27           0.35        (15.03)
Capital Appreciation Subaccount...............   433,997     9.69       4,207      0.00           0.35        (17.18)
Multi-Cap Growth Subaccount...................   993,482     5.06       5,026      0.00           0.35        (34.88)
Balanced Subaccount...........................    86,239     8.69         749      2.16           0.35        (11.15)
Emerging Countries Subaccount.................    16,326     7.88         129      0.21           0.35        (16.97)
Worldwide Growth Subaccount...................    15,617     6.68         104      0.00           0.35        (24.94)
Mid-Cap Growth Subaccount.....................    64,830     5.22         338      0.00           0.35        (31.23)
Total Return Subaccount (1)...................    20,184    10.59         214      3.39(^)        0.35(^)       5.90

Dreyfus

Dreyfus Stock Index Subaccount................   970,710     6.59       6,396      1.40           0.35        (22.65)
Dreyfus Socially Responsible Growth Subaccount   138,847     5.35         742      0.24           0.35        (29.14)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................   599,095     5.77       3,456      0.13           0.35        (30.40)
VIP II Contrafund Subaccount..................   499,846     8.35       4,175      0.64           0.35         (9.73)
VIP III Growth Opportunities Subaccount.......   155,326     5.55         861      0.86           0.35        (22.16)

Janus Aspen Series

Aggressive Growth Subaccount.................. 1,147,470     4.11       4,710      0.00           0.35        (28.15)
Balanced Subaccount...........................   412,432     9.17       3,784      2.64           0.35         (6.81)
Capital Appreciation Subaccount...............   483,765     7.05       3,409      0.59           0.35        (15.97)
Worldwide Growth Subaccount...................   774,371     6.32       4,897      0.99           0.35        (25.82)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                          At December 31, 2002      For the period ended December 31, 2002
                                      ----------------------------- -----------------------------------
                                                                    Investment
                                                         Net Assets   Income                       Total
MONY Custom Equity Master Subaccounts Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
------------------------------------- ------ ----------- ---------- ----------   --------------- ---------

 Alger American

 MidCap Growth Subaccount (2)........ 13,796   $ 7.66       $106       0.00%(^)       0.35%(^)    (23.40)%

 Lord Abbett Series Fund

 Growth and Income Subaccount (2).... 19,938     8.46        169       1.98(^)        0.35(^)     (15.40)
 Mid Cap Value Subaccount (3)........ 32,852     8.61        283       1.77(^)        0.35(^)     (13.90)

 Universal Institutional Funds, Inc.

 U.S. Real Estate Subaccount (2)..... 22,105     9.14        202       9.10(^)        0.35(^)      (8.60)

 PIMCO Variable Insurance Trust

 Global Bond Subaccount (2).......... 35,103    11.55        405       2.69(^)        0.35(^)      15.50
 Real Return Subaccount (1).......... 51,459    11.25        579       3.99(^)        0.35(^)      12.50

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 8, 2002 (commencement of operations) through December 31, 2002
(2)For the period May 6, 2002 (commencement of operations) through December 31, 2002
(3)For the period May 2, 2002 (commencement of operations) through December 31, 2002

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                     At December 31, 2001       For the period ended December 31, 2001
                                               -------------------------------- -----------------------------------
                                                                                Investment
                                                                     Net Assets   Income                       Total
MONY Custom Equity Master Subaccounts            Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-------------------------------------          --------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.

Intermediate Term Bond Subaccount.............   119,810   $11.65     $ 1,396      4.26%          0.35%         8.17%
Long Term Bond Subaccount.....................   209,209    11.20       2,343      3.73           0.35          5.96
Government Securities Subaccount..............   146,574    11.64       1,707      3.44           0.35          6.20
Money Market Subaccount.......................   649,426    11.45       7,435      3.41           0.35          3.43

Enterprise Accumulation Trust

Equity Subaccount.............................   887,133     8.91       7,909      0.00           0.35        (19.15)
Small Company Value Subaccount................   641,682    13.88       8,905      0.27           0.35          4.91
Managed Subaccount............................   941,722     9.90       9,327      2.25           0.35        (11.53)
International Growth Subaccount...............   309,095     8.71       2,693      0.73           0.35        (28.08)
High Yield Bond Subaccount....................   206,143    10.61       2,188      8.84           0.35          5.47
Growth Subaccount............................. 2,036,137    10.27      20,907      0.48           0.35        (12.89)
Growth and Income Subaccount..................   758,620    10.63       8,064      0.93           0.35        (12.15)
Small Company Growth Subaccount...............   338,648    15.60       5,285      0.00           0.35         (4.18)
Equity Income Subaccount......................   208,347    10.18       2,122      1.15           0.35        (11.09)
Capital Appreciation Subaccount...............   371,317    11.70       4,345      0.67           0.35        (19.42)
Multi-Cap Growth Subaccount...................   818,793     7.77       6,361      0.00           0.35        (17.25)
Balanced Subaccount...........................    59,101     9.78         578      1.85           0.35         (4.21)
Emerging Countries Subaccount (2).............    14,433     9.49         137      0.00(^)        0.35(^)      (5.10)
Worldwide Growth Subaccount (1)...............     8,149     8.90          73      0.00(^)        0.35(^)     (11.00)
Mid-Cap Growth Subaccount (3).................    31,935     7.59         242      0.00(^)        0.35(^)     (24.10)

Dreyfus

Dreyfus Stock Index Subaccount................   726,355     8.52       6,187      1.23           0.35        (12.44)
Dreyfus Socially Responsible Growth Subaccount   110,913     7.55         837      0.08           0.35        (22.88)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................   447,940     8.29       3,715      0.00           0.35        (18.08)
VIP II Contrafund Subaccount..................   389,954     9.25       3,609      0.51           0.35        (12.74)
VIP III Growth Opportunities Subaccount.......   132,217     7.13         942      0.19           0.35        (14.71)

Janus Aspen Series

Aggressive Growth Subaccount..................   850,465     5.72       4,862      0.00           0.35        (39.66)
Balanced Subaccount...........................   308,589     9.84       3,037      3.22           0.35         (5.02)
Capital Appreciation Subaccount...............   414,025     8.39       3,472      1.38           0.35        (21.95)
Worldwide Growth Subaccount...................   573,563     8.52       4,886      0.58           0.35        (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 3, 2001 (commencement of operations) through December 31, 2001.
(2)For the period May 24, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 21, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                   MONY Custom Estate Master
                                         ---------------------------------------------
                                                    MONY Series Fund, Inc.
                                         ---------------------------------------------
                                         Intermediate Long Term  Government   Money
                                          Term Bond      Bond    Securities   Market
                                          Subaccount  Subaccount Subaccount Subaccount
                                         ------------ ---------- ---------- ----------
                ASSETS
Shares held in respective Funds.........     32,492      32,580     28,520   1,187,380
                                           ========    ========   ========  ==========
Investments at cost.....................   $365,756    $420,722   $322,940  $1,187,380
                                           ========    ========   ========  ==========
Investments in respective Funds, at net
  asset value...........................   $384,385    $473,388   $337,112  $1,187,380
Amount due from MONY America............          0           0          0           0
Amount due from respective Funds........         24           0          0           0
                                           --------    --------   --------  ----------
       Total assets.....................    384,409     473,388    337,112   1,187,380
                                           --------    --------   --------  ----------
              LIABILITIES
Amount due to MONY America..............        141         140         98         354
Amount due to respective Funds..........          0           0          0           0
                                           --------    --------   --------  ----------
       Total liabilities................        141         140         98         354
                                           --------    --------   --------  ----------
Net assets..............................   $384,268    $473,248   $337,014  $1,187,026
                                           ========    ========   ========  ==========
Net assets consist of:
  Contractholders' net payments.........   $325,055    $381,460   $303,467  $1,111,844
  Undistributed net investment income...     32,179      42,086     16,097      75,182
  Accumulated net realized gain (loss)
   on investments.......................      8,405      (2,964)     3,278           0
  Net unrealized appreciation
   (depreciation) of investments........     18,629      52,666     14,172           0
                                           --------    --------   --------  ----------
Net assets..............................   $384,268    $473,248   $337,014  $1,187,026
                                           ========    ========   ========  ==========
Number of units outstanding*............     30,069      36,149     27,158     102,684
                                           --------    --------   --------  ----------
Net asset value per unit outstanding*...   $  12.78    $  13.09   $  12.41  $    11.56
                                           ========    ========   ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
            Small Company             International High Yield             Growth and  Small Company
  Equity        Value      Managed       Growth        Bond      Growth      Income       Growth
Subaccount   Subaccount   Subaccount   Subaccount   Subaccount Subaccount  Subaccount   Subaccount
----------  ------------- ----------  ------------- ---------- ----------  ----------  -------------
    62,285       60,438       84,304       76,152     114,122     724,560     300,667      102,819
==========   ==========   ==========    =========    ========  ==========  ==========    =========
$1,136,002   $1,223,996   $1,733,739    $ 362,303    $509,233  $3,807,031  $1,690,264    $ 783,423
==========   ==========   ==========    =========    ========  ==========  ==========    =========
$  762,376   $1,037,117   $1,288,164    $ 263,486    $461,054  $2,883,748  $1,187,634    $ 614,859
         0            0            0        2,681           0       6,040       1,787        3,376
        23            0           26            0           0          52           0            0
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
   762,399    1,037,117    1,288,190      266,167     461,054   2,889,840   1,189,421      618,235
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
       267          321          424           81         140         957         368          186
         0            0            0        2,681           0       6,040       1,787        3,376
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
       267          321          424        2,762         140       6,997       2,155        3,562
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
$  762,132   $1,036,796   $1,287,766    $ 263,405    $460,914  $2,882,843  $1,187,266    $ 614,673
==========   ==========   ==========    =========    ========  ==========  ==========    =========
$1,167,911   $1,070,015   $1,694,886    $ 615,736    $446,635  $3,988,921  $1,698,942    $ 759,834
   233,178      308,025      507,545      113,380      76,377      18,102      16,492       19,234
  (265,331)    (154,365)    (469,090)    (366,894)    (13,919)   (200,897)    (25,538)       4,169
  (373,626)    (186,879)    (445,575)     (98,817)    (48,179)   (923,283)   (502,630)    (168,564)
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
$  762,132   $1,036,796   $1,287,766    $ 263,405    $460,914  $2,882,843  $1,187,266    $ 614,673
==========   ==========   ==========    =========    ========  ==========  ==========    =========
   122,785       87,482      167,850       40,098      43,159     377,484     153,750       53,474
----------   ----------   ----------    ---------    --------  ----------  ----------    ---------
$     6.21   $    11.85   $     7.67    $    6.57    $  10.68  $     7.64  $     7.72    $   11.50
==========   ==========   ==========    =========    ========  ==========  ==========    =========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                           MONY Custom Estate Master
                                 --------------------------------------------
                                         Enterprise Accumulation Trust
                                 --------------------------------------------

                                   Equity     Capital    Multi-Cap
                                   Income   Appreciation   Growth    Balanced
                                 Subaccount  Subaccount  Subaccount Subaccount
                                 ---------- ------------ ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................   165,248     123,059      89,554     46,922
                                 =========   =========   =========   ========
  Investments at cost........... $ 847,075   $ 748,987   $ 746,113   $226,648
                                 =========   =========   =========   ========
  Investments in respective
    Funds, at net asset value... $ 697,347   $ 582,071   $ 493,442   $198,949
  Amount due from MONY America..     1,787           0      14,320          0
  Amount due from respective
    Funds.......................        18           0          23          0
                                 ---------   ---------   ---------   --------
         Total assets...........   699,152     582,071     507,785    198,949
                                 ---------   ---------   ---------   --------
           LIABILITIES
  Amount due to MONY America....       232         180         169         60
  Amount due to respective Funds     1,787           0      14,320          0
                                 ---------   ---------   ---------   --------
         Total liabilities......     2,019         180      14,489         60
                                 ---------   ---------   ---------   --------
  Net assets.................... $ 697,133   $ 581,891   $ 493,296   $198,889
                                 =========   =========   =========   ========
  Net assets consist of:
    Contractholders' net
     payments................... $ 868,558   $ 753,256   $ 905,954   $224,679
    Undistributed net
     investment income (loss)...    11,437      12,449      (3,929)     5,565
    Accumulated net realized
     gain (loss) on investments.   (33,134)    (16,898)   (156,058)    (3,656)
    Net unrealized appreciation
     (depreciation) of
     investments................  (149,728)   (166,916)   (252,671)   (27,699)
                                 ---------   ---------   ---------   --------
  Net assets.................... $ 697,133   $ 581,891   $ 493,296   $198,889
                                 =========   =========   =========   ========
  Number of units outstanding*..    82,263      65,144     103,758     22,902
                                 ---------   ---------   ---------   --------
  Net asset value per unit
    outstanding*................ $    8.47   $    8.93   $    4.76   $   8.68
                                 =========   =========   =========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                       MONY Custom Estate Master
-------------------------------------------------------------------------------------------------------------
       Enterprise Accumulation Trust                                Fidelity Variable Insurance Products Funds
-------------------------------------------                         -----------------------------------------
                                                          Dreyfus
             World                                       Socially                                 VIP III
 Mid-Cap      Wide     Emerging    Total      Dreyfus   Responsible    VIP          VIP II        Growth
  Growth     Growth   Countries    Return   Stock Index   Growth      Growth      Contrafund   Opportunities
Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount    Subaccount    Subaccount
---------- ---------- ---------- ---------- ----------- ----------- ----------    ----------   -------------
   5,193        86         456      4,019       36,496      2,150      14,695        17,543         4,942
 =======     =====      ======    =======   ==========   ========   =========      ========      ========
 $34,607     $ 740      $4,027    $40,235   $1,072,347   $ 54,425   $ 492,407      $358,189      $ 70,905
 =======     =====      ======    =======   ==========   ========   =========      ========      ========
 $27,523     $ 581      $3,605    $40,955   $  820,068   $ 40,644   $ 342,990      $316,472      $ 57,816
       0         0           0          0            0          0       3,368         3,368             0
       0         0           0          0           16          0          22            18             0
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
  27,523       581       3,605     40,955      820,084     40,644     346,380       319,858        57,816
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
       9         1           1         12          273         11         130           114            18
       0         0           0          0            0          0       3,368         3,368             0
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
       9         1           1         12          273         11       3,498         3,482            18
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
 $27,514     $ 580      $3,604    $40,943   $  819,811   $ 40,633   $ 342,882      $316,376      $ 57,798
 =======     =====      ======    =======   ==========   ========   =========      ========      ========
 $35,017     $ 755      $4,094    $39,101   $1,117,116   $ 61,595   $ 531,621      $379,923      $ 79,687
    (152)       (3)         (1)     1,108       24,420        (48)     33,884         8,805           745
    (267)      (13)        (67)        14      (69,446)    (7,133)    (73,206)      (30,635)       (9,545)
  (7,084)     (159)       (422)       720     (252,279)   (13,781)   (149,417)      (41,717)      (13,089)
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
 $27,514     $ 580      $3,604    $40,943   $  819,811   $ 40,633   $ 342,882      $316,376      $ 57,798
 =======     =====      ======    =======   ==========   ========   =========      ========      ========
   4,410        77         436      3,873      125,137      7,887      60,954        40,733        10,220
 -------     -----      ------    -------   ----------   --------   ---------      --------      --------
 $  6.24     $7.59      $ 8.27    $ 10.57   $     6.55   $   5.15   $    5.63      $   7.77      $   5.66
 =======     =====      ======    =======   ==========   ========   =========      ========      ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                                        MONY Custom Estate Master
                                                              --------------------------------------------


                                                                           Janus Aspen Series
                                                              --------------------------------------------
                                                              Aggressive              Capital    Worldwide
                                                                Growth    Balanced  Appreciation   Growth
                                                              Subaccount Subaccount  Subaccount  Subaccount
                                                              ---------- ---------- ------------ ----------
                           ASSETS
Shares held in respective Funds..............................    20,079     23,168      21,675      23,536
                                                              =========   ========   =========   =========
Investments at cost.......................................... $ 583,568   $517,733   $ 508,997   $ 701,426
                                                              =========   ========   =========   =========
Investments in respective Funds, at net asset value.......... $ 318,046   $477,025   $ 376,489   $ 495,438
Amount due from MONY America.................................         0          0           0           0
Amount due from respective Funds.............................         0         20           0          23
                                                              ---------   --------   ---------   ---------
       Total assets..........................................   318,046    477,045     376,489     495,461
                                                              ---------   --------   ---------   ---------
                        LIABILITIES
Amount due to MONY America...................................        96        166         116         173
Amount due to respective Funds...............................         0          0           0           0
                                                              ---------   --------   ---------   ---------
       Total liabilities.....................................        96        166         116         173
                                                              ---------   --------   ---------   ---------
Net assets................................................... $ 317,950   $476,879   $ 376,373   $ 495,288
                                                              =========   ========   =========   =========
Net assets consist of:
   Contractholders' net payments............................. $ 783,295   $509,851   $ 582,311   $ 788,964
   Undistributed net investment income (loss)................    18,996     24,133       6,429      15,619
   Accumulated net realized gain (loss) on investments.......  (218,819)   (16,397)    (79,859)   (103,307)
   Net unrealized appreciation (depreciation) of investments.  (265,522)   (40,708)   (132,508)   (205,988)
                                                              ---------   --------   ---------   ---------
Net assets................................................... $ 317,950   $476,879   $ 376,373   $ 495,288
                                                              =========   ========   =========   =========
Number of units outstanding*.................................    93,463     52,935      56,385      88,956
                                                              ---------   --------   ---------   ---------
Net asset value per unit outstanding*........................ $    3.40   $   9.01   $    6.68   $    5.57
                                                              =========   ========   =========   =========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Custom Estate Master
--------------------------------------------------------------------------------------------
  Alger                                                           The Universal
 American                                                         Institutional
   Fund    Lord Abbett Series Fund PIMCO Variable Insurance Trust  Funds, Inc.
---------- ----------------------  ------------------------------ -------------
  MidCap   Growth and   Mid-Cap      Global       Real Return       U.S. Real
  Growth     Income      Value        Bond           Bond            Estate
Subaccount Subaccount  Subaccount  Subaccount     Subaccount       Subaccount      Total
---------- ----------  ----------  ----------     -----------     ------------- -----------
     568      1,459       3,150       1,331          13,108            1,324
  ======    =======     =======     =======        ========          =======
  $7,351    $27,870     $43,796     $14,826        $151,160          $15,963    $20,812,184
  ======    =======     =======     =======        ========          =======    ===========
  $7,066    $27,474     $43,654     $15,558        $155,984          $14,996    $16,434,896
       0          0           0           0               0                0         36,727
       0          0           0           0               0                0            265
  ------    -------     -------     -------        --------          -------    -----------
   7,066     27,474      43,654      15,558         155,984           14,996     16,471,888
  ------    -------     -------     -------        --------          -------    -----------
       2          8          13           4              46                4          5,315
       0          0           0           0               0                0         36,727
  ------    -------     -------     -------        --------          -------    -----------
       2          8          13           4              46                4         42,042
  ------    -------     -------     -------        --------          -------    -----------
  $7,064    $27,466     $43,641     $15,554        $155,938          $14,992    $16,429,846
  ======    =======     =======     =======        ========          =======    ===========
  $7,405    $27,868     $43,726     $14,626        $148,814          $15,278    $21,488,200
     (11)       124         183         184           2,197              729      1,620,740
     (45)      (130)       (126)         12             103              (48)    (2,301,806)
    (285)      (396)       (142)        732           4,824             (967)    (4,377,288)
  ------    -------     -------     -------        --------          -------    -----------
  $7,064    $27,466     $43,641     $15,554        $155,938          $14,992    $16,429,846
  ======    =======     =======     =======        ========          =======    ===========
     892      3,229       5,072       1,421          14,071            1,656
  ------    -------     -------     -------        --------          -------
  $ 7.91    $  8.51     $  8.61     $ 10.95        $  11.08          $  9.06
  ======    =======     =======     =======        ========          =======

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                           MONY Custom Estate Master
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
  Dividend income...............   $13,336     $16,251    $ 8,122    $16,838
  Distribution from net
    realized gains..............         0           0          0          0
  Mortality and expense risk
    charges ....................    (1,260)     (1,408)      (964)    (3,958)
                                   -------     -------    -------    -------
  Net investment income (loss)..    12,076      14,843      7,158     12,880
                                   -------     -------    -------    -------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................    14,456       2,977      2,957          0
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................     6,968      37,885      6,869          0
                                   -------     -------    -------    -------
  Net realized and unrealized
    gain (loss) on investments..    21,424      40,862      9,826          0
                                   -------     -------    -------    -------
  Net increase (decrease) in
    net assets resulting from
    operations..................   $33,500     $55,705    $16,984    $12,880
                                   =======     =======    =======    =======

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- -------------
$       0    $   3,965   $  12,548    $  1,834     $ 36,743  $  12,138  $  15,159    $       0
        0       29,962           0           0            0          0          0            0
   (2,621)      (3,641)     (4,508)       (928)      (1,484)   (10,291)    (4,535)      (2,312)
---------    ---------   ---------    --------     --------  ---------  ---------    ---------
   (2,621)      30,286       8,040         906       35,259      1,847     10,624       (2,312)
---------    ---------   ---------    --------     --------  ---------  ---------    ---------
  (70,971)     (92,749)    (60,998)    (18,609)      (6,390)  (120,717)   (61,950)     (27,747)
 (181,351)     (41,351)   (260,439)    (43,803)     (25,036)  (672,424)  (353,754)    (162,458)
---------    ---------   ---------    --------     --------  ---------  ---------    ---------
 (252,322)    (134,100)   (321,437)    (62,412)     (31,426)  (793,141)  (415,704)    (190,205)
---------    ---------   ---------    --------     --------  ---------  ---------    ---------
$(254,943)   $(103,814)  $(313,397)   $(61,506)    $  3,833  $(791,294) $(405,080)   $(192,517)
=========    =========   =========    ========     ========  =========  =========    =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                            MONY Custom Estate Master
                               --------------------------------------------------
                                          Enterprise Accumulation Trust
                               --------------------------------------------------
                                  Equity      Capital     Multi-Cap
                                  Income    Appreciation    Growth      Balanced
                                Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------
                                 For the      For the      For the      For the
                                year ended   year ended   year ended   year ended
                               December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002
                               ------------ ------------ ------------ ------------
Dividend income...............  $   9,142    $       0    $       0     $  3,846
Distribution from net
  realized gains..............          0            0            0            0
Mortality and expense risk
  charges.....................     (2,662)      (1,894)      (1,790)        (641)
                                ---------    ---------    ---------     --------
Net investment income (loss)..      6,480       (1,894)      (1,790)       3,205
                                ---------    ---------    ---------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................    (31,088)     (17,153)     (41,431)      (1,792)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (108,859)     (84,095)    (179,634)     (23,693)
                                ---------    ---------    ---------     --------
Net realized and unrealized
  gain (loss) on investments..   (139,947)    (101,248)    (221,065)     (25,485)
                                ---------    ---------    ---------     --------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(133,467)   $(103,142)   $(222,855)    $(22,280)
                                =========    =========    =========     ========

----------
** Commencement of operations.

                      See notes to financial statements.

                                                 MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------------------------
              Enterprise Accumulation Trust                                         Fidelity Variable Insurance Products Funds
--------------------------------------------------------                            -----------------------------------------
                                                                         Dreyfus
                                                                         Socially                                  VIP III
  Mid-Cap      World Wide      Emerging                     Dreyfus    Responsible                   VIP II        Growth
   Growth        Growth       Countries     Total Return  Stock Index     Growth     VIP Growth    Contrafund   Opportunities
 Subaccount    Subaccount     Subaccount     Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
------------ -------------- -------------- -------------- ------------ ------------ ------------  ------------  -------------
             For the period For the period For the period
               January 7,     January 7,      June 28,
  For the        2002**         2002**         2002**       For the      For the      For the       For the        For the
 year ended     through        through        through      year ended   year ended   year ended    year ended    year ended
December 31,  December 31,   December 31,   December 31,  December 31, December 31, December 31,  December 31,  December 31,
    2002          2002           2002           2002          2002         2002         2002          2002          2002
------------ -------------- -------------- -------------- ------------ ------------ ------------  ------------  -------------
  $      0       $   0          $   6          $  529      $  12,086     $    108    $     538      $  2,271      $    540
         0           0              0             635              0            0            0             0             0
      (116)         (3)            (7)            (56)        (2,988)        (137)      (1,367)       (1,148)         (223)
  --------       -----          -----          ------      ---------     --------    ---------      --------      --------
      (116)         (3)            (1)          1,108          9,098          (29)        (829)        1,123           317
  --------       -----          -----          ------      ---------     --------    ---------      --------      --------
      (194)        (13)           (67)             14        (45,674)      (5,932)     (39,155)       (8,559)       (1,969)
   (12,426)       (159)          (422)            720       (191,996)      (7,597)    (106,518)      (27,648)      (14,970)
  --------       -----          -----          ------      ---------     --------    ---------      --------      --------
   (12,620)       (172)          (489)            734       (237,670)     (13,529)    (145,673)      (36,207)      (16,939)
  --------       -----          -----          ------      ---------     --------    ---------      --------      --------
  $(12,736)      $(175)         $(490)         $1,842      $(228,572)    $(13,558)   $(146,502)     $(35,084)     $(16,622)
  ========       =====          =====          ======      =========     ========    =========      ========      ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                      MONY Custom Estate Master
                                         --------------------------------------------------

                                                         Janus Aspen Series
                                         --------------------------------------------------
                                          Aggressive                 Capital     Worldwide
                                            Growth      Balanced   Appreciation    Growth
                                          Subaccount   Subaccount   Subaccount   Subaccount
                                         ------------ ------------ ------------ ------------
                                         For the year For the year For the year For the year
                                            ended        ended        ended        ended
                                         December 31, December 31, December 31, December 31,
                                             2002         2002         2002         2002
                                         ------------ ------------ ------------ ------------
Dividend income.........................  $       0     $ 11,347     $  2,355    $   5,135
Distribution from net realized gains....          0            0            0            0
Mortality and expense risk charges .....     (1,103)      (1,513)      (1,359)      (1,892)
                                          ---------     --------     --------    ---------
Net investment income (loss)............     (1,103)       9,834          996        3,243
                                          ---------     --------     --------    ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
   investments..........................    (95,349)      (8,324)     (33,480)     (31,102)
  Net change in unrealized appreciation
   (depreciation) of investments........     (9,043)     (30,615)     (36,331)    (135,588)
                                          ---------     --------     --------    ---------
Net realized and unrealized gain (loss)
  on investments........................   (104,392)     (38,939)     (69,811)    (166,690)
                                          ---------     --------     --------    ---------
Net increase (decrease) in net assets
  resulting from operations.............  $(105,495)    $(29,105)    $(68,815)   $(163,447)
                                          =========     ========     ========    =========

----------
** Commencement of operations

                      See notes to financial statements.

                                                MONY Custom Estate Master
------------------------------------------------------------------------------------------------------------------------
                                                                                 The Universal Institutional
Alger American Fund    Lord Abbett Series Fund    PIMCO Variable Insurance Trust         Funds, Inc.
------------------- ----------------------------  -----------------------------  ---------------------------
                      Growth and                                   Real Return
   MidCap Growth        Income     Mid-Cap Value    Global Bond        Bond           U.S. Real Estate
    Subaccount        Subaccount     Subaccount     Subaccount      Subaccount           Subaccount
------------------- -------------- -------------- --------------- -------------- ---------------------------
  For the period    For the period For the period For the period  For the period       For the period
  June 3, 2002**    June 3, 2002** May 2, 2002**  June 24, 2002** June 3, 2002**       June 24, 2002**
      through          through        through         through        through               through
   December 31,      December 31,   December 31,   December 31,    December 31,         December 31,
       2002              2002           2002           2002            2002                 2002                TOTAL
------------------- -------------- -------------- --------------- -------------- --------------------------- -----------
       $   0            $ 159          $ 243           $144           $2,088               $   474           $   187,945
           0                4              0             59              296                   274                31,230
         (11)             (39)           (60)           (19)            (187)                  (19)              (57,144)
       -----            -----          -----           ----           ------               -------           -----------
         (11)             124            183            184            2,197                   729               162,031
       -----            -----          -----           ----           ------               -------           -----------

         (45)            (130)          (126)            12              103                   (48)             (801,243)
        (285)            (396)          (142)           732            4,824                  (967)           (2,654,002)
       -----            -----          -----           ----           ------               -------           -----------
        (330)            (526)          (268)           744            4,927                (1,015)           (3,455,245)
       -----            -----          -----           ----           ------               -------           -----------
       $(341)           $(402)         $ (85)          $928           $7,124               $  (286)          $(3,293,214)
       =====            =====          =====           ====           ======               =======           ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                         MONY Custom Estate Master
                               ----------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.
                               ----------------------------------------------------------------------------
                                     Intermediate                Long Term                Government
                                       Term Bond                   Bond                   Securities
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $  12,076     $  8,519     $ 14,843     $ 11,429     $  7,158     $  5,174
 Net realized gain (loss) on
   investments................     14,456          837        2,977        2,995        2,957          944
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      6,968        6,591       37,885        1,315        6,869        2,787
                                ---------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets resulting from
 operations...................     33,500       15,947       55,705       15,739       16,984        8,905
                                ---------     --------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    285,487      121,623      158,204      110,478      161,980      129,023
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (209,541)     (14,261)     (61,702)     (16,761)     (65,434)     (20,232)
                                ---------     --------     --------     --------     --------     --------
Net increase from unit
 transactions.................     75,946      107,362       96,502       93,717       96,546      108,791
                                ---------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets...................    109,446      123,309      152,207      109,456      113,530      117,696
Net assets beginning of year..    274,822      151,513      321,041      211,585      223,484      105,788
                                ---------     --------     --------     --------     --------     --------
Net assets end of year*.......  $ 384,268     $274,822     $473,248     $321,041     $337,014     $223,484
                                =========     ========     ========     ========     ========     ========
Unit transactions:
Units outstanding beginning
 of year......................     23,432       13,970       27,875       19,459       19,126        9,616
Units issued during the year..     24,048       10,713       13,666        9,902       13,640       11,337
Units redeemed during the year    (17,411)      (1,251)      (5,392)      (1,486)      (5,608)      (1,827)
                                ---------     --------     --------     --------     --------     --------
Units outstanding end of year.     30,069       23,432       36,149       27,875       27,158       19,126
                                =========     ========     ========     ========     ========     ========
----------
*  Includes undistributed net
   investment income of:        $  32,179     $ 20,103     $ 42,086     $ 27,243     $ 16,097     $  8,939
                                =========     ========     ========     ========     ========     ========

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                           Enterprise Accumulation Trust
------------------------  ----------------------------------------------------------------------------
          Money                                           Small Company
         Market                    Equity                     Value                    Managed
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

 $   12,880   $   29,075   $  (2,621)   $ 110,755    $   30,286   $ 191,641    $    8,040   $   89,061
          0            0     (70,971)    (164,469)      (92,749)    (64,006)      (60,998)    (267,690)

          0            0    (181,351)     (57,907)      (41,351)    (91,442)     (260,439)      33,588
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------

     12,880       29,075    (254,943)    (111,621)     (103,814)     36,193      (313,397)    (145,041)
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------

    678,331      728,578     359,563      477,191       331,060     604,594       481,836      570,513

   (566,758)    (382,491)    (95,350)    (136,325)     (129,301)   (193,947)     (187,365)    (240,942)
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------
    111,573      346,087     264,213      340,866       201,759     410,647       294,471      329,571
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------
    124,453      375,162       9,270      229,245        97,945     446,840       (18,926)     184,530
  1,062,573      687,411     752,862      523,617       938,851     492,011     1,306,692    1,122,162
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------
 $1,187,026   $1,062,573   $ 762,132    $ 752,862    $1,036,796   $ 938,851    $1,287,766   $1,306,692
 ==========   ==========   =========    =========    ==========   =========    ==========   ==========

     92,971       62,215      85,310       47,999        71,640      39,371       133,735      101,675
     60,535       65,264      53,805       52,960        26,300      47,584        58,650       55,862
    (50,822)     (34,508)    (16,330)     (15,649)      (10,458)    (15,315)      (24,535)     (23,802)
 ----------   ----------   ---------    ---------    ----------   ---------    ----------   ----------
    102,684       92,971     122,785       85,310        87,482      71,640       167,850      133,735
 ==========   ==========   =========    =========    ==========   =========    ==========   ==========

 $   75,182   $   62,302   $ 233,178    $ 235,799    $  308,025   $ 277,739    $  507,545   $  499,505
 ==========   ==========   =========    =========    ==========   =========    ==========   ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONY Custom Estate Master
                               ----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               ----------------------------------------------------------------------------
                                     International              High Yield
                                        Growth                     Bond                     Growth
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).   $    906    $  25,464     $ 35,259     $ 25,738    $    1,847   $    3,715
 Net realized gain (loss) on
   investments................    (18,609)    (354,826)      (6,390)      (4,099)     (120,717)    (141,952)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (43,803)     126,672      (25,036)      (8,004)     (672,424)    (193,933)
                                 --------    ---------     --------     --------    ----------   ----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (61,506)    (202,690)       3,833       13,635      (791,294)    (332,170)
                                 --------    ---------     --------     --------    ----------   ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    115,064      213,313      145,473      136,219     1,140,490    1,370,112
 Net asset value of units
   redeemed or used to
   meet contract obligations..    (44,788)    (680,712)     (43,130)     (17,790)     (397,988)    (484,138)
                                 --------    ---------     --------     --------    ----------   ----------
Net increase (decrease) from
 unit transactions............     70,276     (467,399)     102,343      118,429       742,502      885,974
                                 --------    ---------     --------     --------    ----------   ----------
Net increase (decrease) in
 net assets...................      8,770     (670,089)     106,176      132,064       (48,792)     553,804
Net assets beginning of year..    254,635      924,724      354,738      222,674     2,931,635    2,377,831
                                 --------    ---------     --------     --------    ----------   ----------
Net assets end of year*.......   $263,405    $ 254,635     $460,914     $354,738    $2,882,843   $2,931,635
                                 ========    =========     ========     ========    ==========   ==========
Unit transactions:
Units outstanding beginning
 of year......................     31,108       81,241       33,604       22,259       293,534      207,436
Units issued during the year..     15,328       22,797       13,952       13,038       131,041      135,123
Units redeemed during the year     (6,338)     (72,930)      (4,397)      (1,693)      (47,091)     (49,025)
                                 --------    ---------     --------     --------    ----------   ----------
Units outstanding end of year.     40,098       31,108       43,159       33,604       377,484      293,534
                                 ========    =========     ========     ========    ==========   ==========
----------
*  Includes undistributed net
   investment income of:         $113,380    $ 112,474     $ 76,377     $ 41,118    $   18,102   $   16,255
                                 ========    =========     ========     ========    ==========   ==========

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                                     Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------
       Growth and               Small Company                Equity                    Capital
         Income                    Growth                    Income                 Appreciation
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

 $   10,624   $    6,763   $  (2,312)   $  19,855    $   6,480     $  4,595    $  (1,894)    $  1,282
    (61,950)         227     (27,747)     (20,677)     (31,088)      (1,169)     (17,153)     (24,186)

   (353,754)    (155,378)   (162,458)        (215)    (108,859)     (78,549)     (84,095)     (53,406)
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------

   (405,080)    (148,388)   (192,517)      (1,037)    (133,467)     (75,123)    (103,142)     (76,310)
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------

    421,501      615,720     207,364      308,148      236,290      294,056      309,520      228,751

   (212,204)     (96,462)   (109,816)    (101,786)    (152,643)     (56,682)     (70,314)     (47,772)
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------
    209,297      519,258      97,548      206,362       83,647      237,374      239,206      180,979
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------
   (195,783)     370,870     (94,969)     205,325      (49,820)     162,251      136,064      104,669
  1,383,049    1,012,179     709,642      504,317      746,953      584,702      445,827      341,158
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------
 $1,187,266   $1,383,049   $ 614,673    $ 709,642    $ 697,133     $746,953    $ 581,891     $445,827
 ==========   ==========   =========    =========    =========     ========    =========     ========

    132,155       84,930      46,743       31,839       74,868       52,118       41,343       25,495
     47,181       56,373      16,404       22,289       26,124       28,315       30,956       20,123
    (25,586)      (9,148)     (9,673)      (7,385)     (18,729)      (5,565)      (7,155)      (4,275)
 ----------   ----------   ---------    ---------    ---------     --------    ---------     --------
    153,750      132,155      53,474       46,743       82,263       74,868       65,144       41,343
 ==========   ==========   =========    =========    =========     ========    =========     ========

 $   16,492   $    5,868   $  19,234    $  21,546    $  11,437     $  4,957    $  12,449     $ 14,343
 ==========   ==========   =========    =========    =========     ========    =========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                                                     MONY Custom Estate Master
                                         ---------------------------------------------------------------------------------
                                                                   Enterprise Accumulation Trust
                                         ---------------------------------------------------------------------------------

                                                 Multi-Cap                                              Mid-Cap
                                                  Growth                   Balanced                      Growth
                                                Subaccount                Subaccount                   Subaccount
                                         ------------------------  ------------------------  -----------------------------
                                           For the      For the      For the      For the      For the     For the period
                                          year ended   year ended   year ended   year ended   year ended   July 20, 2001**
                                         December 31, December 31, December 31, December 31, December 31,      through
                                             2002         2001         2002         2001         2002     December 31, 2001
                                         ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income (loss)...........  $  (1,790)   $  (1,543)    $  3,205     $  1,779     $   (116)       $   (36)
 Net realized gain (loss) on investments    (41,431)     (93,030)      (1,792)      (1,842)        (194)           (73)
 Net change in unrealized appreciation
   (depreciation) of investments........   (179,634)      14,384      (23,693)      (5,234)     (12,426)         5,342
                                          ---------    ---------     --------     --------     --------        -------
Net increase (decrease) in net assets
 resulting from operations..............   (222,855)     (80,189)     (22,280)      (5,297)     (12,736)         5,233
                                          ---------    ---------     --------     --------     --------        -------
From unit transactions:.................
 Net proceeds from the issuance of units    270,147      367,911       86,838       51,991        3,812         32,847
 Net asset value of units redeemed or
   used to meet contract obligations....    (91,251)    (120,804)     (20,918)     (23,593)      (1,180)          (462)
                                          ---------    ---------     --------     --------     --------        -------
Net increase from unit transactions.....    178,896      247,107       65,920       28,398        2,632         32,385
                                          ---------    ---------     --------     --------     --------        -------
Net increase (decrease) in net assets...    (43,959)     166,918       43,640       23,101      (10,104)        37,618
Net assets beginning of period..........    537,255      370,337      155,249      132,148       37,618              0
                                          ---------    ---------     --------     --------     --------        -------
Net assets end of period*...............  $ 493,296    $ 537,255     $198,889     $155,249     $ 27,514        $37,618
                                          =========    =========     ========     ========     ========        =======
Unit transactions:
Units outstanding beginning of period...     73,588       41,974       15,884       12,953        4,146              0
Units issued during the period..........     45,559       48,280        9,245        5,419          425          4,199
Units redeemed during the period........    (15,389)     (16,666)      (2,227)      (2,488)        (161)           (53)
                                          ---------    ---------     --------     --------     --------        -------
Units outstanding end of period.........    103,758       73,588       22,902       15,884        4,410          4,146
                                          =========    =========     ========     ========     ========        =======
----------
*  Includes undistributed net
   investment income (loss) of:           $  (3,929)   $  (2,139)    $  5,565     $  2,360     $   (152)       $   (36)
                                          =========    =========     ========     ========     ========        =======

** Commencement of operations

                      See notes to financial statements.

                                        MONY Custom Estate Master
--------------------------------------------------------------------------------------------------------
            Enterprise Accumulation Trust
----------------------------------------------------
                                                                                         Dreyfus
                                                               Dreyfus                  Socially
   World Wide         Emerging            Total                 Stock                  Responsible
     Growth           Countries          Return                 Index                    Growth
   Subaccount        Subaccount        Subaccount            Subaccount                Subaccount
----------------- ----------------- ----------------- ------------------------  ------------------------
 For the period    For the period    For the period     For the      For the      For the      For the
January 7, 2002** January 7, 2002**  June 28, 2002**   year ended   year ended   year ended   year ended
     through           through           through      December 31, December 31, December 31, December 31,
December 31, 2002 December 31, 2002 December 31, 2002     2002         2001         2002         2001
----------------- ----------------- ----------------- ------------ ------------ ------------ ------------
      $  (3)           $   (1)           $ 1,108       $   9,098     $  8,858     $    (29)    $   (79)
        (13)              (67)                14         (45,674)     (32,068)      (5,932)     (1,308)
       (159)             (422)               720        (191,996)     (31,793)      (7,597)     (5,344)
      -----            ------            -------       ---------     --------     --------     -------
       (175)             (490)             1,842        (228,572)     (55,003)     (13,558)     (6,731)
      -----            ------            -------       ---------     --------     --------     -------
        864             4,563             40,070         376,362      637,921       27,870      37,499
       (109)             (469)              (969)       (142,753)     (71,878)     (15,785)     (3,607)
      -----            ------            -------       ---------     --------     --------     -------
        755             4,094             39,101         233,609      566,043       12,085      33,892
      -----            ------            -------       ---------     --------     --------     -------
        580             3,604             40,943           5,037      511,040       (1,473)     27,161
          0                 0                  0         814,774      303,734       42,106      14,945
      -----            ------            -------       ---------     --------     --------     -------
      $ 580            $3,604            $40,943       $ 819,811     $814,774     $ 40,633     $42,106
      =====            ======            =======       =========     ========     ========     =======
          0                 0                  0          96,211       31,383        5,786       1,584
         89               486              3,968          51,389       73,554        4,738       4,668
        (12)              (50)               (95)        (22,463)      (8,726)      (2,637)       (466)
      -----            ------            -------       ---------     --------     --------     -------
         77               436              3,873         125,137       96,211        7,887       5,786
      =====            ======            =======       =========     ========     ========     =======

      $  (3)           $   (1)           $ 1,108       $  24,420     $ 15,322     $    (48)    $   (19)
      =====            ======            =======       =========     ========     ========     =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         MONY Custom Estate Master
                               ----------------------------------------------------------------------------
                                                Fidelity Variable Insurance Products Funds
                               ----------------------------------------------------------------------------
                                                                                            VIP III
                                                             VIP II Contrafund       Growth Opportunities
                                 VIP Growth Subaccount          Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).  $    (829)    $ 15,414     $  1,123     $  3,212     $    317     $    (60)
 Net realized loss on
   investments................    (39,155)     (30,853)      (8,559)     (17,022)      (1,969)      (6,442)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (106,518)     (18,673)     (27,648)      (8,806)     (14,970)       5,294
                                ---------     --------     --------     --------     --------     --------
Net decrease in net assets
 resulting from operations....   (146,502)     (34,112)     (35,084)     (22,616)     (16,622)      (1,208)
                                ---------     --------     --------     --------     --------     --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    124,028      342,423       87,905      265,021       18,983       51,855
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (79,525)     (53,307)     (66,811)     (21,761)      (8,585)     (10,251)
                                ---------     --------     --------     --------     --------     --------
Net increase from unit
 transactions.................     44,503      289,116       21,094      243,260       10,398       41,604
                                ---------     --------     --------     --------     --------     --------
Net increase (decrease) in
 net assets...................   (101,999)     255,004      (13,990)     220,644       (6,224)      40,396
Net assets beginning of year..    444,881      189,877      330,366      109,722       64,022       23,626
                                ---------     --------     --------     --------     --------     --------
Net assets end of year*.......  $ 342,882     $444,881     $316,376     $330,366     $ 57,798     $ 64,022
                                =========     ========     ========     ========     ========     ========
Unit transactions:
Units outstanding beginning
 of year......................     55,001       19,242       38,388       11,133        8,809        2,771
Units issued during the year..     19,224       41,783       10,419       29,923        2,821        7,412
Units redeemed during the year    (13,271)      (6,024)      (8,074)      (2,668)      (1,410)      (1,374)
                                ---------     --------     --------     --------     --------     --------
Units outstanding end of year.     60,954       55,001       40,733       38,388       10,220        8,809
                                =========     ========     ========     ========     ========     ========
----------
* Includes undistributed net
 investment income of:          $  33,884     $ 34,713     $  8,805     $  7,682     $    745     $    428
                                =========     ========     ========     ========     ========     ========

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                                          Janus Aspen Series
------------------------------------------------------------------------------------------------------
                                                                                      Worldwide
    Aggressive Growth             Balanced            Capital Appreciation             Growth
       Subaccount                Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended        ended        ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2002         2001         2002         2001         2002         2001         2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 $  (1,103)   $  (1,142)    $  9,834     $  8,586     $    996     $  3,223    $   3,243     $  1,178
   (95,349)    (100,713)      (8,324)      (6,198)     (33,480)     (45,829)     (31,102)     (69,838)
    (9,043)     (75,020)     (30,615)      (4,767)     (36,331)     (31,935)    (135,588)     (18,603)
 ---------    ---------     --------     --------     --------     --------    ---------     --------
  (105,495)    (176,875)     (29,105)      (2,379)     (68,815)     (74,541)    (163,447)     (87,263)
 ---------    ---------     --------     --------     --------     --------    ---------     --------
   172,344      194,015      209,787      323,230      173,730      201,217      159,136      486,821
   (72,929)     (64,202)     (84,783)     (14,717)     (83,814)     (38,931)     (86,274)     (87,606)
 ---------    ---------     --------     --------     --------     --------    ---------     --------
    99,415      129,813      125,004      308,513       89,916      162,286       72,862      399,215
 ---------    ---------     --------     --------     --------     --------    ---------     --------
    (6,080)     (47,062)      95,899      306,134       21,101       87,745      (90,585)     311,952
   324,030      371,092      380,980       74,846      355,272      267,527      585,873      273,921
 ---------    ---------     --------     --------     --------     --------    ---------     --------
 $ 317,950    $ 324,030     $476,879     $380,980     $376,373     $355,272    $ 495,288     $585,873
 =========    =========     ========     ========     ========     ========    =========     ========
    68,394       47,236       39,425        7,358       44,723       26,280       78,108       28,219
    45,079       33,593       22,988       33,657       23,732       23,175       25,608       60,958
   (20,010)     (12,435)      (9,478)      (1,590)     (12,070)      (4,732)     (14,760)     (11,069)
 ---------    ---------     --------     --------     --------     --------    ---------     --------
    93,463       68,394       52,935       39,425       56,385       44,723       88,956       78,108
 =========    =========     ========     ========     ========     ========    =========     ========

 $  18,996    $  20,099     $ 24,133     $ 14,299     $  6,429     $  5,433    $  15,619     $ 12,376
 =========    =========     ========     ========     ========     ========    =========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                             MONY Custom Estate Master
                               ----------------------------------------------------
                                Alger American
                                     Fund              Lord Abbett Series Fund
                               ----------------- ----------------------------------
                                    MidCap          Growth and          Mid-Cap
                                    Growth            Income             Value
                                  Subaccount        Subaccount        Subaccount
                               ----------------- ----------------- -----------------
                                For the period    For the period    For the period
                                June 3, 2002**    June 3, 2002**     May 2, 2002**
                                    through           through           through
                               December 31, 2002 December 31, 2002 December 31, 2002
                               ----------------- ----------------- -----------------
From operations:
 Net investment income (loss).      $  (11)           $   124           $   183
 Net realized gain (loss) on
   investments................         (45)              (130)             (126)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................        (285)              (396)             (142)
                                    ------            -------           -------
Net increase (decrease) in
 net assets resulting from
 operations...................        (341)              (402)              (85)
                                    ------            -------           -------
From unit transactions:
 Net proceeds from the
   issuance of units..........       7,617             28,611            44,493
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (212)              (743)             (767)
                                    ------            -------           -------
Net increase from unit
 transactions.................       7,405             27,868            43,726
                                    ------            -------           -------
Net increase in net assets....       7,064             27,466            43,641
Net assets beginning of period           0                  0                 0
                                    ------            -------           -------
Net assets end of period*.....      $7,064            $27,466           $43,641
                                    ======            =======           =======
Unit transactions:
Units outstanding beginning
 of period....................           0                  0                 0
Units issued during the period         918              3,317             5,162
Units redeemed during the
 period.......................         (26)               (88)              (90)
                                    ------            -------           -------
Units outstanding end of
 period.......................         892              3,229             5,072
                                    ======            =======           =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                              $  (11)           $   124           $   183
                                    ======            =======           =======

                      See notes to financial statements.

                               MONY Custom Estate Master
--------------------------------------------------------------------------------------
                                          The Universal
  PIMCO Variable Insurance Trust    Institutional Funds, Inc.
----------------------------------  -------------------------
     Global          Real Return            U.S. Real
      Bond              Bond                 Estate
   Subaccount        Subaccount            Subaccount                   Total
----------------- ----------------- ------------------------- ------------------------
 For the period    For the period        For the period
 June 24, 2002**   June 3, 2002**        June 24, 2002**
     through           through               through
December 31, 2002 December 31, 2002     December 31, 2002         2002         2001
----------------- ----------------- ------------------------- -----------  -----------
     $   184          $  2,197               $   729          $   162,031  $   572,456
          12               103                   (48)            (801,243)  (1,443,287)
         732             4,824                  (967)          (2,654,002)    (643,036)
     -------          --------               -------          -----------  -----------
         928             7,124                  (286)          (3,293,214)  (1,513,867)
     -------          --------               -------          -----------  -----------
      14,978           151,098                15,683            7,051,082    8,901,070
        (352)           (2,284)                 (405)          (3,107,252)  (3,001,420)
     -------          --------               -------          -----------  -----------
      14,626           148,814                15,278            3,943,830    5,899,650
     -------          --------               -------          -----------  -----------
      15,554           155,938                14,992              650,616    4,385,783
           0                 0                     0           15,779,230   11,393,447
     -------          --------               -------          -----------  -----------
     $15,554          $155,938               $14,992          $16,429,846  $15,779,230
     =======          ========               =======          ===========  ===========
           0                 0                     0
       1,455            14,287                 1,701
         (34)             (216)                  (45)
     -------          --------               -------
       1,421            14,071                 1,656
     =======          ========               =======

     $   184          $  2,197               $   729          $ 1,620,740  $ 1,458,709
     =======          ========               =======          ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life and Survivorship Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.


   There are thirty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Alger American Fund, Lord Abbett Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999 through 2002. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

             NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


2. Significant Accounting Policies: (continued)

gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 2002 aggregated $1,673,395.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY America received $5,504 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2002 were as follows:

                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............        $  369,568           $294,813
Long Term Bond Portfolio......................           156,735             61,556
Government Securities Portfolio...............           161,228             65,587
Money Market Portfolio........................           646,863            539,076

Enterprise Accumulation Trust
Equity Portfolio..............................           355,161             93,455
Small Company Value Portfolio.................           516,810            318,528
Managed Portfolio.............................           452,432            162,293
International Growth Portfolio................           110,470             41,084
High Yield Bond Portfolio.....................           143,340             42,402
Growth Portfolio..............................         1,246,015            513,402
Growth and Income Portfolio...................           389,630            184,735
Small Company Growth Portfolio................           199,913            104,610
Equity Income Portfolio.......................           233,538            152,465
Capital Appreciation Portfolio................           289,393             51,976
Multi-Cap Growth Portfolio....................           247,784             70,623
Balanced Portfolio............................            83,563             18,250
Mid-Cap Growth Portfolio......................             3,813              1,294
World Wide Growth Portfolio...................               864                111
Emerging Countries Portfolio..................             4,531                443
Total Return Portfolio........................            40,017                960

Dreyfus
Dreyfus Stock Index Fund......................           371,977            141,234
Dreyfus Socially Responsible Growth Fund, Inc.            27,692             15,741

FidelityVariable Insurance Products Funds
VIP Growth Portfolio..........................           118,148             74,980
VIP II Contrafund Portfolio...................            80,527             60,539
VIP III Growth Opportunities Portfolio........            25,240             15,058

Janus Aspen Series
Aggressive Growth Portfolio...................           161,242             62,888
Balanced Portfolio............................           207,457             83,886
Capital Appreciation Portfolio................           161,605             72,991
Worldwide Growth Portfolio....................           141,285             70,263

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment transactions: (continued)


                                                Cost of
                                            Shares Acquired       Proceeds from
MONY Custom Estate Master Subaccounts   (Excludes Reinvestments) Shares Redeemed
-------------------------------------   ------------------------ ---------------

Alger American Fund
MidCap Growth Portfolio................         $  7,616             $  220

Lord Abbett Series Fund
Growth and Income Portfolio............           28,573                736
Mid-Cap Value Portfolio................           44,451                772

PIMCO Variable Insurance Trust
Global Bond Portfolio..................           14,965                354
Real Return Bond Portfolio.............          150,577              1,904

The Universal Institutional Funds, Inc.
U.S. Real Estate Portfolio.............           15,657                394

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                                    At December 31, 2002      For the period ended December 31, 2002
                                               ------------------------------ -------------------------------------
                                                                              Investment
                                                                   Net Assets   Income                       Total
MONY Custom Estate Master Subaccounts           Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-------------------------------------          ------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............  30,069   $12.78      $  384      3.70%          0.35%         8.95%
Long Term Bond Subaccount.....................  36,149    13.09         473      4.04           0.35         13.63
Government Securities Subaccount..............  27,158    12.41         337      2.95           0.35          6.25
Money Market Subaccount....................... 102,684    11.56       1,187      1.49           0.35          1.14

Enterprise Accumulation Trust
Equity Subaccount............................. 122,785     6.21         762      0.00           0.35        (29.67)
Small Company Value Subaccount................  87,482    11.85       1,037      0.38           0.35         (9.61)
Managed Subaccount............................ 167,850     7.67       1,288      0.97           0.35        (21.49)
International Growth Subaccount...............  40,098     6.57         263      0.69           0.35        (19.78)
High Yield Bond Subaccount....................  43,159    10.68         461      8.67           0.35          1.14
Growth Subaccount............................. 377,484     7.64       2,883      0.41           0.35        (23.52)
Growth and Income Subaccount.................. 153,750     7.72       1,187      1.17           0.35        (26.27)
Small Company Growth Subaccount...............  53,474    11.50         615      0.00           0.35        (24.24)
Equity Income Subaccount......................  82,263     8.47         697      1.20           0.35        (15.13)
Capital Appreciation Subaccount...............  65,144     8.93         582      0.00           0.35        (17.16)
Multi-Cap Growth Subaccount................... 103,758     4.76         493      0.00           0.35        (34.79)
Balanced Subaccount...........................  22,902     8.68         199      2.10           0.35        (11.16)
Mid-Cap Growth Subaccount.....................   4,410     6.24          28      0.00           0.35        (31.20)
World Wide Growth Subaccount (1)..............      77     7.59           0      0.00           0.35 (/\)   (24.10)
Emerging Countries Subaccount (1).............     436     8.27           4      0.30 (/\)      0.35 (/\)   (17.30)
Total Return Subaccount (2)...................   3,873    10.57          41      3.31 (/\)      0.35 (/\)     5.70

Dreyfus
Dreyfus Stock Index Subaccount................ 125,137     6.55         820      1.42           0.35        (22.67)
Dreyfus Socially Responsible Growth Subaccount   7,887     5.15          41      0.28           0.35        (29.26)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  60,954     5.63         343      0.14           0.35        (30.41)
VIP II Contrafund Subaccount..................  40,733     7.77         316      0.69           0.35         (9.76)
VIP III Growth Opportunities Subaccount.......  10,220     5.66          58      0.85           0.35        (22.15)

Janus Aspen Series
Aggressive Growth Subaccount..................  93,463     3.40         318      0.00           0.35        (28.27)
Balanced Subaccount...........................  52,935     9.01         477      2.62           0.35         (6.73)
Capital Appreciation Subaccount...............  56,385     6.68         376      0.61           0.35        (15.87)
Worldwide Growth Subaccount...................  88,956     5.57         495      0.95           0.35        (25.73)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                          At December 31, 2002      For the period ended December 31, 2002
                                      ----------------------------- -----------------------------------
                                                                    Investment
                                                         Net Assets   Income                       Total
MONY Custom Estate Master Subaccounts Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
------------------------------------- ------ ----------- ---------- ----------   --------------- ---------

 Alger American Fund
 MidCap Growth Subaccount (3)........    892   $ 7.91       $  7       0.00%          0.35%(/\)   (20.90)%

 Lord Abbett Series Fund
 Growth and Income Subaccount (3)....  3,229     8.51         27       1.43(/\)       0.35(/\)    (14.90)
 Mid-Cap Value Subaccount (4)........  5,072     8.61         44       1.42(/\)       0.35(/\)    (13.90)

 PIMCO Variable Insurance Trust
 Global Bond Subaccount (5)..........  1,421    10.95         16       2.65(/\)       0.35(/\)      9.50
 Real Return Bond Subaccount (3)..... 14,071    11.08        156       3.91(/\)       0.35(/\)     10.80

 Universal Institutional Funds, Inc.
 U.S. Real Estate Subaccount (5).....  1,656     9.06         15       8.73(/\)       0.35(/\)     (9.40)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period January 7, 2002 (commencement of operations) through December 31, 2002.
(2)For the period June 28, 2002 (commencement of operations) through December 31, 2002.
(3)For the period June 3, 2002 (commencement of operations) through December 31, 2002.
(4)For the period May 2, 2002 (commencement of operations) through December 31, 2002.
(5)For the period June 24, 2002 (commencement of operations) through December 31, 2002.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)


   For a unit outstanding throughout the period ended December 31, 2001:

                                                    At December 31, 2001      For the period ended December 31, 2001
                                               ------------------------------ -----------------------------------
                                                                              Investment
                                                                   Net Assets   Income                       Total
MONY Custom Estate Master Subaccounts           Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-------------------------------------          ------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............  23,432   $11.73      $  275      4.28%           0.35%        8.11%
Long Term Bond Subaccount.....................  27,875    11.52         321      4.45            0.35         5.98
Government Securities Subaccount..............  19,126    11.68         223      3.46            0.35         6.18
Money Market Subaccount.......................  92,971    11.43       1,063      3.61            0.35         3.44

Enterprise Accumulation Trust
Equity Subaccount.............................  85,310     8.83         753      0.00            0.35       (19.07)
Small Company Value Subaccount................  71,640    13.11         939      0.27            0.35         4.88
Managed Subaccount............................ 133,735     9.77       1,307      2.30            0.35       (11.50)
International Growth Subaccount...............  31,108     8.19         255      0.33            0.35       (28.03)
High Yield Bond Subaccount....................  33,604    10.56         355      8.85            0.35         5.60
Growth Subaccount............................. 293,534     9.99       2,932      0.49            0.35       (12.83)
Growth and Income Subaccount.................. 132,155    10.47       1,383      0.91            0.35       (12.16)
Small Company Growth Subaccount...............  46,743    15.18         710      1.69            0.35        (4.17)
Equity Income Subaccount......................  74,868     9.98         747      1.07            0.35       (11.05)
Capital Appreciation Subaccount...............  41,343    10.78         446      0.68            0.35       (19.43)
Multi-Cap Growth Subaccount...................  73,588     7.30         537      0.00            0.35       (17.23)
Balanced Subaccount...........................  15,884     9.77         155      1.59            0.35        (4.22)
Mid-Cap Growth Subaccount (1).................   4,146     9.07          38     0.00 (^)        0.35 (^)     (9.30)

Dreyfus
Dreyfus Stock Index Subaccount................  96,211     8.47         815      1.28            0.35       (12.50)
Dreyfus Socially Responsible Growth Subaccount   5,786     7.28          42      0.08            0.35       (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  55,001     8.09         445      0.00            0.35       (18.03)
VIP II Contrafund Subaccount..................  38,388     8.61         330      0.36            0.35       (12.68)
VIP III Growth Opportunities Subaccount.......   8,809     7.27          64      0.17            0.35       (14.77)

Janus Aspen Series
Aggressive Growth Subaccount..................  68,394     4.74         324      0.00            0.35       (39.69)
Balanced Subaccount...........................  39,425     9.66         381      3.27            0.35        (5.01)
Capital Appreciation Subaccount...............  44,723     7.94         355      1.41            0.35       (22.00)
Worldwide Growth Subaccount...................  78,108     7.50         586      0.65            0.35       (22.76)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period July 20, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                                   Strategist
                               ---------------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               --------------------------------------------------------------------
                                 Equity      Equity   Intermediate Long Term                Money
                                 Growth      Income    Term Bond      Bond    Diversified   Market
                               Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Total
                               ----------  ---------- ------------ ---------- ----------- ---------- -----------
           ASSETS
Shares held in respective
  Funds.......................     55,044     36,877      11,407       4,484     105,651     47,160
                               ==========  =========    ========    ========  ==========   ========
Investments at cost........... $1,417,008  $ 758,105    $123,275    $ 57,183  $1,618,686   $ 47,160  $ 4,021,417
                               ==========  =========    ========    ========  ==========   ========  ===========
Investments in respective
  Funds, at net asset value .. $  681,448  $ 458,375    $134,940    $ 65,148  $  852,606   $ 47,160  $ 2,239,677
Amount due from MONY America..          0          0           0           0           0          0            0
Amount due from respective
  Funds.......................          0          0           0           0           0          0            0
                               ----------  ---------    --------    --------  ----------   --------  -----------
       Total assets...........    681,448    458,375     134,940      65,148     852,606     47,160    2,239,677
                               ----------  ---------    --------    --------  ----------   --------  -----------
         LIABILITIES
Amount due to MONY America....        371        247          70          32         459         25        1,204
Amount due to respective Funds          0          0           0           0           0          0            0
                               ----------  ---------    --------    --------  ----------   --------  -----------
       Total liabilities......        371        247          70          32         459         25        1,204
                               ----------  ---------    --------    --------  ----------   --------  -----------
Net assets.................... $  681,077  $ 458,128    $134,870    $ 65,116  $  852,147   $ 47,135  $ 2,238,473
                               ==========  =========    ========    ========  ==========   ========  ===========
Net assets consist of:........
  Contractholders' net
   payments................... $   39,409  $(294,692)   $(71,856)   $(73,456) $ (363,776)  $(41,481) $  (805,852)
  Undistributed net
   investment income..........  1,108,890    818,053     195,813     115,429   1,616,479     88,616    3,943,280
  Accumulated net realized
   gain (loss) on investments.    268,338    234,497        (752)     15,178     365,524          0      882,785
  Net unrealized appreciation
   (depreciation) of
   investments................   (735,560)  (299,730)     11,665       7,965    (766,080)         0   (1,781,740)
                               ----------  ---------    --------    --------  ----------   --------  -----------
Net assets.................... $  681,077  $ 458,128    $134,870    $ 65,116  $  852,147   $ 47,135  $ 2,238,473
                               ==========  =========    ========    ========  ==========   ========  ===========
Number of units outstanding*..     12,901      8,433       4,272       1,535      20,949      2,188
                               ----------  ---------    --------    --------  ----------   --------
Net asset value per unit
  outstanding*................ $    52.80  $   54.33    $  31.57    $  42.42  $    40.68   $  21.54
                               ==========  =========    ========    ========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONYEquity Master
-----------------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                          Enterprise Accumulation Trust
--------------------------------------------- ------------------------------------------------------
Intermediate Long Term  Government   Money                  Small Company               International
 Term Bond      Bond    Securities   Market      Equity         Value       Managed        Growth
 Subaccount  Subaccount Subaccount Subaccount  Subaccount    Subaccount    Subaccount    Subaccount
------------ ---------- ---------- ---------- ------------  ------------- ------------  -------------
    126,282     185,474    196,839  4,156,398    2,063,069     1,644,598     4,440,088     2,149,235
 ==========  ========== ========== ========== ============  ============  ============   ===========
 $1,404,682  $2,415,924 $2,222,632 $4,156,398 $ 51,194,910  $ 38,388,510  $108,207,105   $13,221,450
 ==========  ========== ========== ========== ============  ============  ============   ===========
 $1,493,912  $2,694,944 $2,326,642 $4,156,398 $ 25,251,969  $ 28,221,309  $ 67,844,552   $ 7,436,353
        111          43        111         90       18,057        11,699        57,034           682
         10         184         79        200        6,444         6,075         6,322         1,898
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
  1,494,033   2,695,171  2,326,832  4,156,688   25,276,470    28,239,083    67,907,908     7,438,933
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
        977       1,919      1,589      2,971       24,091        24,881        51,501         6,887
        111          43        111         90       18,057        11,699        57,034           682
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
      1,088       1,962      1,700      3,061       42,148        36,580       108,535         7,569
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
 $1,492,945  $2,693,209 $2,325,132 $4,153,627 $ 25,234,322  $ 28,202,503  $ 67,799,373   $ 7,431,364
 ==========  ========== ========== ========== ============  ============  ============   ===========
 $1,265,739  $1,970,552 $2,025,334 $3,286,663 $ 37,380,204  $ 22,060,170  $ 74,018,371   $10,823,157
    145,198     438,079    161,699    866,964   22,989,436    17,063,781    67,952,721     2,871,503
     (7,222)      5,558     34,089          0   (9,192,377)     (754,247)  (33,809,166)     (478,199)
     89,230     279,020    104,010          0  (25,942,941)  (10,167,201)  (40,362,553)   (5,785,097)
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
 $1,492,945  $2,693,209 $2,325,132 $4,153,627 $ 25,234,322  $ 28,202,503  $ 67,799,373   $ 7,431,364
 ==========  ========== ========== ========== ============  ============  ============   ===========
     94,178     144,221    153,243    307,517    1,891,577     1,208,111     4,135,667       699,800
 ----------  ---------- ---------- ---------- ------------  ------------  ------------   -----------
 $    15.85  $    18.67 $    15.17 $    13.51 $      13.34  $      23.35  $      16.40   $     10.62
 ==========  ========== ========== ========== ============  ============  ============   ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                              MONYEquity Master
                               -----------------------------------------------
                                        Enterprise Accumulation Trust
                               -----------------------------------------------
                               High Yield              Growth and    Capital
                                  Bond       Growth      Income    Appreciation
                               Subaccount  Subaccount  Subaccount   Subaccount
                               ----------  ----------  ----------  ------------
           ASSETS
Shares held in respective
  Funds.......................  1,237,622     699,105     522,844      335,220
                               ==========  ==========  ==========   ==========
Investments at cost........... $5,677,081  $3,681,041  $2,940,670   $2,185,993
                               ==========  ==========  ==========   ==========
Investments in respective
  Funds, at net asset value... $4,999,994  $2,782,438  $2,065,233   $1,585,590
Amount due from MONY America..        211          92           9           19
Amount due from respective
  Funds.......................        298         139          27           60
                               ----------  ----------  ----------   ----------
       Total assets...........  5,000,503   2,782,669   2,065,269    1,585,669
                               ----------  ----------  ----------   ----------
         LIABILITIES
Amount due to MONY America....      3,562       2,015       1,404        1,128
Amount due to respective Funds        211          92           9           19
                               ----------  ----------  ----------   ----------
       Total liabilities......      3,773       2,107       1,413        1,147
                               ----------  ----------  ----------   ----------
Net assets.................... $4,996,730  $2,780,562  $2,063,856   $1,584,522
                               ==========  ==========  ==========   ==========
Net assets consist of:
  Contractholders' net
   payments................... $4,459,337  $4,086,902  $3,145,166   $2,375,507
  Undistributed net
   investment income (loss)...  1,836,512      (4,213)     11,819       50,432
  Accumulated net realized
   loss on investments........   (622,032)   (403,524)   (217,692)    (241,014)
  Net unrealized depreciation
   of investments.............   (677,087)   (898,603)   (875,437)    (600,403)
                               ----------  ----------  ----------   ----------
Net assets.................... $4,996,730  $2,780,562  $2,063,856   $1,584,522
                               ==========  ==========  ==========   ==========
Number of units outstanding*..    327,973     443,237     325,532      258,817
                               ----------  ----------  ----------   ----------
Net asset value per unit
  outstanding*................ $    15.23  $     6.27  $     6.34   $     6.12
                               ==========  ==========  ==========   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                MONYEquity Master
---------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
---------------------------------------------------------------------------------
                         Multi-Cap  Small Company  Mid-Cap   Worldwide   Emerging
 Balanced  Equity Income   Growth      Growth       Growth     Growth   Countries
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ----------
  15,753       66,385       15,416      75,505       43,034     3,354      26,354
 =======     ========     ========    ========     ========   =======    ========
 $71,396     $316,539     $117,177    $521,742     $294,421   $27,509    $227,532
 =======     ========     ========    ========     ========   =======    ========
 $66,794     $280,143     $ 84,941    $451,517     $228,082   $22,539    $208,460
       0            0            0          11           10         0           0
       4            0            4          29            4         3           0
 -------     --------     --------    --------     --------   -------    --------
  66,798      280,143       84,945     451,557      228,096    22,542     208,460
 -------     --------     --------    --------     --------   -------    --------
      48          185           60         326          157        18         143
       0            0            0          11           10         0           0
 -------     --------     --------    --------     --------   -------    --------
      48          185           60         337          167        18         143
 -------     --------     --------    --------     --------   -------    --------
 $66,750     $279,958     $ 84,885    $451,220     $227,929   $22,524    $208,317
 =======     ========     ========    ========     ========   =======    ========
 $71,119     $317,913     $128,439    $538,000     $301,887   $30,386    $232,396
   1,003        1,817         (949)     (1,179)      (1,663)     (237)     (1,717)
    (770)      (3,376)     (10,369)    (15,376)      (5,956)   (2,655)     (3,290)
  (4,602)     (36,396)     (32,236)    (70,225)     (66,339)   (4,970)    (19,072)
 -------     --------     --------    --------     --------   -------    --------
 $66,750     $279,958     $ 84,885    $451,220     $227,929   $22,524    $208,317
 =======     ========     ========    ========     ========   =======    ========
   7,501       36,583       14,595      59,047       42,738     3,397      26,947
 -------     --------     --------    --------     --------   -------    --------
 $  8.90     $   7.65     $   5.82    $   7.64     $   5.33   $  6.63    $   7.73
 =======     ========     ========    ========     ========   =======    ========

                                 MONY America

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                                       MONYEquity Master
                                                    ----------------------------------------------------------

                                                                                    Fidelity Variable Insurance
                                                                                         Products Funds
                                                                                    --------------------------
                                                      Dreyfus         Dreyfus
                                                       Stock          Socially        VIP II          VIP
                                                       Index     Responsible Growth Contrafund       Growth
                                                     Subaccount      Subaccount     Subaccount     Subaccount
                                                    -----------  ------------------ ----------    -----------
                      ASSETS
Shares held in respective Funds....................     109,216          2,318         106,276         76,510
                                                    ===========       ========       ==========   ===========
Investments at cost................................ $ 3,558,117       $ 58,483      $2,321,082    $ 3,073,468
                                                    ===========       ========       ==========   ===========
Investments in respective Funds, at net asset value $ 2,454,092       $ 43,803      $1,917,226    $ 1,785,736
Amount due from MONY America.......................          62              0              61          1,722
Amount due from respective Funds...................         118              8              95             19
                                                    -----------       --------       ----------   -----------
       Total assets................................   2,454,272         43,811       1,917,382      1,787,477
                                                    -----------       --------       ----------   -----------
                    LIABILITIES
Amount due to MONY America.........................       1,772             38           1,350          1,229
Amount due to respective Funds.....................          62              0              61          1,722
                                                    -----------       --------       ----------   -----------
       Total liabilities...........................       1,834             38           1,411          2,951
                                                    -----------       --------       ----------   -----------
Net assets......................................... $ 2,452,438       $ 43,773      $1,915,971    $ 1,784,526
                                                    ===========       ========       ==========   ===========
Net assets consist of:
 Contractholders' net payments..................... $ 4,074,324       $ 61,208      $2,464,207    $ 3,415,606
 Undistributed net investment income (loss)........     101,220           (299)         39,332        124,307
 Accumulated net realized loss on investments......    (619,081)        (2,456)       (183,712)      (467,655)
 Net unrealized depreciation of investments........  (1,104,025)       (14,680)       (403,856)    (1,287,732)
                                                    -----------       --------       ----------   -----------
Net assets......................................... $ 2,452,438       $ 43,773      $1,915,971    $ 1,784,526
                                                    ===========       ========       ==========   ===========
Number of units outstanding*.......................     405,627          7,289         259,734        371,491
                                                    -----------       --------       ----------   -----------
Net asset value per unit outstanding*.............. $      6.05       $   6.01      $     7.38    $      4.80
                                                    ===========       ========       ==========   ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONYEquity Master
------------------------------------------------------------------------------
Fidelity Variable
    Insurance
 Products Funds                 Janus Aspen Series
----------------- ----------------------------------------------

 VIP III Growth   Aggressive              Capital     Worldwide
  Opportunities     Growth    Balanced  Appreciation    Growth
   Subaccount     Subaccount Subaccount  Subaccount   Subaccount      Total
----------------- ---------- ---------- ------------ -----------  ------------
       9,740          8,336     18,756      156,713      129,889
    ========       ========   ========  ===========  ===========
    $143,853       $162,148   $408,238  $ 3,915,269  $ 4,430,400  $255,343,770
    ========       ========   ========  ===========  ===========  ============
    $113,964       $132,043   $386,194  $ 2,722,106  $ 2,734,158  $164,491,132
           0              0          0        1,749        1,661        93,434
           3              3         43          237          245        22,551
    --------       --------   --------  -----------  -----------  ------------
     113,967        132,046    386,237    2,724,092    2,736,064   164,607,117
    --------       --------   --------  -----------  -----------  ------------
          82             90        295        2,077        2,070       132,865
           0              0          0        1,749        1,661        93,434
    --------       --------   --------  -----------  -----------  ------------
          82             90        295        3,826        3,731       226,299
    --------       --------   --------  -----------  -----------  ------------
    $113,885       $131,956   $385,942  $ 2,720,266  $ 2,732,333  $164,380,818
    ========       ========   ========  ===========  ===========  ============
    $150,918       $184,090   $402,523  $ 4,826,334  $ 5,475,983  $189,572,435
        (794)        (1,289)     7,774       39,382      194,175   114,884,814
      (6,350)       (20,740)    (2,311)    (952,287)  (1,241,583)  (49,223,793)
     (29,889)       (30,105)   (22,044)  (1,193,163)  (1,696,242)  (90,852,638)
    --------       --------   --------  -----------  -----------  ------------
    $113,885       $131,956   $385,942  $ 2,720,266  $ 2,732,333  $164,380,818
    ========       ========   ========  ===========  ===========  ============
      16,051         23,481     42,762      512,348      597,638
                   --------   --------  -----------  -----------
    $   7.10       $   5.62   $   9.03  $      5.31  $      4.57
    ========       ========   ========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                                                 Strategist
                               ------------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               -------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount   Total
                               ---------- ---------- ------------ ---------- ----------- ---------- ---------
Dividend income............... $   5,090  $  10,091    $ 5,109      $2,598    $  19,505    $ 724    $  43,117
Distribution from net
  realized gains..............         0     53,275          0           0      116,522        0      169,797
Mortality and expense risk
  charges.....................    (4,719)    (3,156)      (777)       (342)      (5,630)    (291)     (14,915)
                               ---------  ---------    -------      ------    ---------    -----    ---------
Net investment income (loss)..       371     60,210      4,332       2,256      130,397      433      197,999
                               ---------  ---------    -------      ------    ---------    -----    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (58,806)   (39,793)     1,570         413      (71,854)       0     (168,470)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (150,556)  (108,133)     4,890       4,708     (233,651)       0     (482,742)
                               ---------  ---------    -------      ------    ---------    -----    ---------
Net realized and unrealized
  gain (loss) on investments..  (209,362)  (147,926)     6,460       5,121     (305,505)       0     (651,212)
                               ---------  ---------    -------      ------    ---------    -----    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(208,991) $ (87,716)   $10,792      $7,377    $(175,108)   $ 433    $(453,213)
                               =========  =========    =======      ======    =========    =====    =========

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                          Enterprise Accumulation Trust
--------------------------------------------  ------------------------------------------------------
Intermediate Long Term  Government   Money                  Small Company               International
 Term Bond      Bond    Securities   Market      Equity         Value       Managed        Growth
 Subaccount  Subaccount Subaccount Subaccount  Subaccount    Subaccount    Subaccount    Subaccount
 ----------  ---------- ---------- ---------- ------------  ------------- ------------  -------------
  $31,193     $100,151   $ 42,646   $ 55,247  $          0   $   113,310  $    717,443   $    55,995
        0            0          0          0             0       856,157             0             0
   (8,019)     (17,717)   (12,465)   (27,913)     (224,447)     (233,964)     (577,378)      (63,709)
  -------     --------   --------   --------  ------------   -----------  ------------   -----------
   23,174       82,434     30,181     27,334      (224,447)      735,503       140,065        (7,714)
  -------     --------   --------   --------  ------------   -----------  ------------   -----------


    7,693       34,641      8,085          0    (7,410,810)   (2,308,813)  (13,048,653)   (1,047,308)

   60,855      188,589     55,589          0    (3,440,160)   (1,711,815)   (6,804,950)     (824,159)
  -------     --------   --------   --------  ------------   -----------  ------------   -----------

   68,548      223,230     63,674          0   (10,850,970)   (4,020,628)  (19,853,603)   (1,871,467)
  -------     --------   --------   --------  ------------   -----------  ------------   -----------

  $91,722     $305,664   $ 93,855   $ 27,334  $(11,075,417)  $(3,285,125) $(19,713,538)  $(1,879,181)
  =======     ========   ========   ========  ============   ===========  ============   ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2002

                                               MONYEquity Master
                                 --------------------------------------------
                                         Enterprise Accumulation Trust
                                 --------------------------------------------

                                 High Yield            Growth and   Capital
                                    Bond      Growth     Income   Appreciation
                                 Subaccount Subaccount Subaccount  Subaccount
                                 ---------- ---------- ---------- ------------
 Dividend income................ $ 409,204  $  11,536  $  26,760   $       0
 Distribution from net
   realized gains...............         0          0          0           0
 Mortality and expense risk
   charges......................   (35,418)   (21,485)   (16,876)    (13,201)
                                 ---------  ---------  ---------   ---------
 Net investment income (loss)...   373,786     (9,949)     9,884     (13,201)
                                 ---------  ---------  ---------   ---------
 Realized and unrealized loss
   on investments:..............
   Net realized loss on
    investments.................  (171,620)  (169,405)  (169,383)   (121,449)
   Net change in unrealized
    depreciation of investments.  (162,569)  (625,653)  (555,326)   (202,778)
                                 ---------  ---------  ---------   ---------
 Net realized and unrealized
   loss on investments..........  (334,189)  (795,058)  (724,709)   (324,227)
                                 ---------  ---------  ---------   ---------
 Net increase (decrease) in
   net assets resulting from
   operations................... $  39,597  $(805,007) $(714,825)  $(337,428)
                                 =========  =========  =========   =========

                      See notes to financial statements.

                               MONYEquity Master
  ---------------------------------------------------------------------------
                         Enterprise Accumulation Trust
  ---------------------------------------------------------------------------
                                     Small
               Equity   Multi-Cap   Company    Mid-Cap   Worldwide   Emerging
   Balanced    Income     Growth     Growth     Growth     Growth   Countries
  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
  ---------- ---------- ---------- ---------- ---------- ---------- ----------
   $ 1,291    $  2,752   $      0   $      0   $      0   $     0    $    460
         0           0          0          0          0         0           0
      (391)     (1,394)      (718)    (2,476)    (1,489)     (174)     (1,666)
   -------    --------   --------   --------   --------   -------    --------
       900       1,358       (718)    (2,476)    (1,489)     (174)     (1,206)
   -------    --------   --------   --------   --------   -------    --------
      (722)     (2,675)    (9,175)   (14,202)    (5,533)   (2,518)     (1,806)
    (5,397)    (34,337)   (32,681)   (81,386)   (69,023)   (4,213)    (38,628)
   -------    --------   --------   --------   --------   -------    --------
    (6,119)    (37,012)   (41,856)   (95,588)   (74,556)   (6,731)    (40,434)
   -------    --------   --------   --------   --------   -------    --------
   $(5,219)   $(35,654)  $(42,574)  $(98,064)  $(76,045)  $(6,905)   $(41,640)
   =======    ========   ========   ========   ========   =======    ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2002


                                                 MONYEquity Master
                                 ----------------------------------------------------

                                                                Fidelity Variable
                                                              Insurance Products Funds
                                                              -----------------------
                                             Dreyfus Socially
                                   Dreyfus     Responsible      VIP II        VIP
                                 Stock Index      Growth      Contrafund     Growth
                                 Subaccount     Subaccount    Subaccount   Subaccount
                                 ----------- ---------------- ----------   ----------
Dividend income.................  $  40,496      $    116     $  13,287    $   2,936
Distribution from net realized
  gains.........................          0             0             0            0
Mortality and expense risk
  charges.......................    (23,033)         (323)      (14,711)     (15,548)
                                  ---------      --------     ---------    ---------
Net investment income (loss)....     17,463          (207)       (1,424)     (12,612)
                                  ---------      --------     ---------    ---------
Realized and unrealized loss on
  investments:
  Net realized loss on
   investments..................   (434,142)       (2,102)      (82,463)    (286,469)
  Net change in unrealized
   depreciation of investments..   (436,848)      (12,958)     (127,577)    (477,552)
                                  ---------      --------     ---------    ---------
Net realized and unrealized
  loss on investments...........   (870,990)      (15,060)     (210,040)    (764,021)
                                  ---------      --------     ---------    ---------
Net decrease in net assets
  resulting from operations.....  $(853,527)     $(15,267)    $(211,464)   $(776,633)
                                  =========      ========     =========    =========

                      See notes to financial statements.

                               MONYEquity Master
 ----------------------------------------------------------------------------
 Fidelity Variable
     Insurance
  Products Funds                Janus Aspen Series
  --------------   --------------------------------------------
      VIP III
      Growth       Aggressive              Capital    Worldwide
   Opportunities     Growth    Balanced  Appreciation   Growth
    Subaccount     Subaccount Subaccount  Subaccount  Subaccount     Total
 ----------------- ---------- ---------- ------------ ---------- ------------
     $    102       $      0   $  7,999   $  17,437   $  28,890  $  1,679,251
            0              0          0           0           0       856,157
         (873)          (967)    (1,922)    (23,019)    (23,571)   (1,364,867)
     --------       --------   --------   ---------   ---------  ------------
         (771)          (967)     6,077      (5,582)      5,319     1,170,541
     --------       --------   --------   ---------   ---------  ------------
       (6,286)       (18,120)    (1,388)   (541,885)   (512,169)  (26,318,677)
      (30,091)       (25,474)   (20,670)     (8,561)   (455,681)  (15,883,454)
     --------       --------   --------   ---------   ---------  ------------
      (36,377)       (43,594)   (22,058)   (550,446)   (967,850)  (42,202,131)
     --------       --------   --------   ---------   ---------  ------------
     $(37,148)      $(44,561)  $(15,981)  $(556,028)  $(962,531) $(41,031,590)
     ========       ========   ========   =========   =========  ============

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                          Strategist
                                         ----------------------------------------------------------------------------
                                                                    MONY Series Fund, Inc.
                                         ----------------------------------------------------------------------------
                                                  Equity                    Equity                 Intermediate
                                                  Growth                    Income                   Term Bond
                                                Subaccount                Subaccount                Subaccount
                                         ------------------------  ------------------------  ------------------------
                                         For the year For the year For the year For the year For the year For the year
                                            ended        ended        ended        ended        ended        ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2002         2001         2002         2001         2002         2001
                                         ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income..................  $      371   $  448,780   $  60,210    $  71,813     $  4,332     $  6,531
 Net realized gain (loss) on investments     (58,806)     (19,379)    (39,793)        (193)       1,570          949
 Net change in unrealized appreciation
   (depreciation) of investments........    (150,556)    (659,196)   (108,133)    (150,969)       4,890        2,798
                                          ----------   ----------   ---------    ---------     --------     --------
 Net increase (decrease) in net assets
   resulting from operations............    (208,991)    (229,795)    (87,716)     (79,349)      10,792       10,278
                                          ----------   ----------   ---------    ---------     --------     --------
From unit transactions:
 Net proceeds from the issuance of units      42,311       45,184      27,549       25,510       14,629        9,476
 Net asset value of units redeemed or
   used to meet contract obligations....     (63,577)     (83,067)    (79,315)     (62,587)     (23,236)     (24,440)
                                          ----------   ----------   ---------    ---------     --------     --------
Net increase (decrease) from unit
 transactions...........................     (21,266)     (37,883)    (51,766)     (37,077)      (8,607)     (14,964)
                                          ----------   ----------   ---------    ---------     --------     --------
Net increase (decrease) in net assets...    (230,257)    (267,678)   (139,482)    (116,426)       2,185       (4,686)
Net assets beginning of year............     911,334    1,179,012     597,610      714,036      132,685      137,371
                                          ----------   ----------   ---------    ---------     --------     --------
Net assets end of year*.................  $  681,077   $  911,334   $ 458,128    $ 597,610     $134,870     $132,685
                                          ==========   ==========   =========    =========     ========     ========
Unit transactions:
Units outstanding beginning of year.....      13,267       13,765       9,279        9,808        4,569        5,102
Units issued during the year............         708          593         452          383          490          339
Units redeemed during the year..........      (1,074)      (1,091)     (1,298)        (912)        (787)        (872)
                                          ----------   ----------   ---------    ---------     --------     --------
Units outstanding end of year...........      12,901       13,267       8,433        9,279        4,272        4,569
                                          ==========   ==========   =========    =========     ========     ========
----------
*  Includes undistributed net
   investment income of:                  $1,108,890   $1,108,519   $ 818,053    $ 757,843     $195,813     $191,481
                                          ==========   ==========   =========    =========     ========     ========

                        See notes to financial statements.

                                              Strategist
------------------------------------------------------------------------------------------------------
                           MONY Series Fund, Inc.
----------------------------------------------------------------------------
        Long Term                                             Money
          Bond                   Diversified                 Market
       Subaccount                Subaccount                Subaccount
------------------------  ------------------------  ------------------------
For the year For the year For the year For the year For the year For the year
   ended        ended        ended        ended        ended        ended               Total
December 31, December 31, December 31, December 31, December 31, December 31, ------------------------
    2002         2001         2002         2001         2002         2001        2002         2001
------------ ------------ ------------ ------------ ------------ ------------ ----------  ------------
  $  2,256     $  2,604    $  130,397   $  304,050    $    433     $  1,808   $  197,999   $   835,586
       413          149       (71,854)     (25,016)          0            0     (168,470)      (43,490)

     4,708          361      (233,651)    (482,236)          0            0     (482,742)   (1,289,242)
  --------     --------    ----------   ----------    --------     --------   ----------  ------------

     7,377        3,114      (175,108)    (203,202)        433        1,808     (453,213)     (497,146)
  --------     --------    ----------   ----------    --------     --------   ----------  ------------
     8,960        4,077        61,652       63,089       8,345        6,856      163,446       154,192

    (7,160)      (7,311)      (89,273)     (90,216)    (15,173)     (15,608)    (277,734)     (283,229)
  --------     --------    ----------   ----------    --------     --------   ----------  ------------
     1,800       (3,234)      (27,621)     (27,127)     (6,828)      (8,752)    (114,288)     (129,037)
  --------     --------    ----------   ----------    --------     --------   ----------  ------------
     9,177         (120)     (202,729)    (230,329)     (6,395)      (6,944)    (567,501)     (626,183)
    55,939       56,059     1,054,876    1,285,205      53,530       60,474    2,805,974     3,432,157
  --------     --------    ----------   ----------    --------     --------   ----------  ------------
  $ 65,116     $ 55,939    $  852,147   $1,054,876    $ 47,135     $ 53,530   $2,238,473   $ 2,805,974
  ========     ========    ==========   ==========    ========     ========   ==========  ============
     1,495        1,583        21,555       22,078       2,507        2,923
       225          112         1,378        1,204         389          325
      (185)        (200)       (1,984)      (1,727)       (708)        (741)
  --------     --------    ----------   ----------    --------     --------
     1,535        1,495        20,949       21,555       2,188        2,507
  ========     ========    ==========   ==========    ========     ========

  $115,429     $113,173    $1,616,479   $1,486,082    $ 88,616     $ 88,183   $3,943,280   $ 3,745,281
  ========     ========    ==========   ==========    ========     ========   ==========  ============

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                  MONYEquity Master
                                                    ----------------------------------------------------------------------------
                                                                               MONY Series Fund, Inc.
                                                    ----------------------------------------------------------------------------
                                                        Intermediate Term             Long Term                Government
                                                              Bond                      Bond                   Securities
                                                           Subaccount                Subaccount                Subaccount
                                                    ------------------------  ------------------------  ------------------------
                                                    For the year For the year For the year For the year For the year For the year
                                                       ended        ended        ended        ended        ended        ended
                                                    December 31, December 31, December 31, December 31, December 31, December 31,
                                                        2002         2001         2002         2001         2002         2001
                                                    ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)......................  $   23,174   $  32,770    $   82,434   $   81,991   $   30,181   $   39,904
 Net realized gain (loss) on
   investments.....................................       7,693      (2,477)       34,641       12,648        8,085        5,512
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.....................................      60,855      24,176       188,589       (2,066)      55,589       13,862
                                                     ----------   ---------    ----------   ----------   ----------   ----------
Net increase (decrease) in
 net assets resulting from
 operations........................................      91,722      54,469       305,664       92,573       93,855       59,278
                                                     ----------   ---------    ----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the
   issuance of units...............................     856,238     616,463       849,682    1,119,177    1,313,396      583,037
 Net asset value of units
   redeemed or used to meet
   contract obligations............................    (227,738)   (683,658)     (597,975)    (877,019)    (289,435)    (427,214)
                                                     ----------   ---------    ----------   ----------   ----------   ----------
Net increase (decrease) from
 unit transactions.................................     628,500     (67,195)      251,707      242,158    1,023,961      155,823
                                                     ----------   ---------    ----------   ----------   ----------   ----------
Net increase (decrease) in
 net assets........................................     720,222     (12,726)      557,371      334,731    1,117,816      215,101
Net assets beginning of year.......................     772,723     785,449     2,135,838    1,801,107    1,207,316      992,215
                                                     ----------   ---------    ----------   ----------   ----------   ----------
Net assets end of year*............................  $1,492,945   $ 772,723    $2,693,209   $2,135,838   $2,325,132   $1,207,316
                                                     ==========   =========    ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning
 of year...........................................      52,904      57,926       129,500      115,225       84,169       73,181
Units issued during the year.......................      56,733      43,667        51,546       69,220       89,284       41,631
Units redeemed during the year.....................     (15,459)    (48,689)      (36,825)     (54,945)     (20,210)     (30,643)
                                                     ----------   ---------    ----------   ----------   ----------   ----------
Units outstanding end of year......................      94,178      52,904       144,221      129,500      153,243       84,169
                                                     ==========   =========    ==========   ==========   ==========   ==========
----------
*
   Includes undistributed net investment income of:  $  145,198   $ 122,024    $  438,079   $  355,645   $  161,699   $  131,518
                                                     ==========   =========    ==========   ==========   ==========   ==========

                      See notes to financial statements.

                                            MONYEquity Master
---------------------------------------------------------------------------------------------------------
 Mony Series Fund, Inc.                            Enterprise Accumulation Trust
------------------------  -------------------------------------------------------------------------------
          Money                                            Small Company
         Market                     Equity                     Value                     Managed
       Subaccount                 Subaccount                Subaccount                 Subaccount
------------------------  -------------------------  ------------------------  --------------------------
For the year For the year For the year  For the year For the year For the year For the year  For the year
   ended        ended        ended         ended        ended        ended        ended         ended
December 31, December 31, December 31,  December 31, December 31, December 31, December 31,  December 31,
    2002         2001         2002          2001         2002         2001         2002          2001
------------ ------------ ------------  ------------ ------------ ------------ ------------  ------------
$    27,334  $    86,330  $   (224,447) $ 6,235,520  $   735,503  $ 7,781,277  $    140,065  $  6,193,137
          0            0    (7,410,810)  (5,904,882)  (2,308,813)    (779,487)  (13,048,653)  (17,641,880)

          0            0    (3,440,160)  (8,825,778)  (1,711,815)  (5,674,660)   (6,804,950)     (733,208)
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------

     27,334       86,330   (11,075,417)  (8,495,140)  (3,285,125)   1,327,130   (19,713,538)  (12,181,951)
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------
  2,648,901    2,344,611     7,484,262    9,120,670    6,100,884    6,225,860    15,381,179    18,104,797

 (2,037,763)  (1,755,199)   (7,828,783)  (7,516,644)  (6,583,953)  (5,338,349)  (18,673,836)  (18,051,765)
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------
    611,138      589,412      (344,521)   1,604,026     (483,069)     887,511    (3,292,657)       53,032
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------
    638,472      675,742   (11,419,938)  (6,891,114)  (3,768,194)   2,214,641   (23,006,195)  (12,128,919)
  3,515,155    2,839,413    36,654,260   43,545,374   31,970,697   29,756,056    90,805,568   102,934,487
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------
$ 4,153,627  $ 3,515,155  $ 25,234,322  $36,654,260  $28,202,503  $31,970,697  $ 67,799,373  $ 90,805,568
===========  ===========  ============  ===========  ===========  ===========  ============  ============
    262,179      218,192     1,924,485    1,841,869    1,233,590    1,198,930     4,331,427     4,328,542
    198,703      177,298       487,482      469,871      242,953      246,311       856,810       838,678
   (153,365)    (133,311)     (520,390)    (387,255)    (268,432)    (211,651)   (1,052,570)     (835,793)
-----------  -----------  ------------  -----------  -----------  -----------  ------------  ------------
    307,517      262,179     1,891,577    1,924,485    1,208,111    1,233,590     4,135,667     4,331,427
===========  ===========  ============  ===========  ===========  ===========  ============  ============

$   866,964  $   839,630  $ 22,989,436  $23,213,883  $17,063,781  $16,328,278  $ 67,952,721  $ 67,812,656
===========  ===========  ============  ===========  ===========  ===========  ============  ============

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                       MONYEquity Master
                                         ----------------------------------------------------------------------------
                                                                 Enterprise Accumulation Trust
                                         ----------------------------------------------------------------------------

                                           International Growth         High Yield Bond               Growth
                                                Subaccount                Subaccount                Subaccount
                                         ------------------------  ------------------------  ------------------------

                                         For the year For the year For the year For the year For the year For the year
                                            ended        ended        ended        ended        ended        ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2002         2001         2002         2001         2002         2001
                                         ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)........... $    (7,714) $ 1,038,450   $  373,786   $  351,519   $   (9,949)  $   (7,487)
 Net realized loss on investments.......  (1,047,308)    (565,419)    (171,620)    (161,320)    (169,405)    (219,632)
 Net change in unrealized appreciation
   (depreciation) of investments........    (824,159)  (4,062,151)    (162,569)      11,116     (625,653)    (203,693)
                                         -----------  -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets
 resulting from operations..............  (1,879,181)  (3,589,120)      39,597      201,315     (805,007)    (430,812)
                                         -----------  -----------   ----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units   2,008,527    2,492,352    1,339,374    1,225,691    1,353,009    1,276,711
 Net asset value of units redeemed or
   used to meet contract obligations....  (1,970,181)  (2,356,358)    (940,380)    (802,842)    (687,267)    (834,101)
                                         -----------  -----------   ----------   ----------   ----------   ----------
Net increase from unit transactions.....      38,346      135,994      398,994      422,849      665,742      442,610
                                         -----------  -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets...  (1,840,835)  (3,453,126)     438,591      624,164     (139,265)      11,798
Net assets beginning of period..........   9,272,199   12,725,325    4,558,139    3,933,975    2,919,827    2,908,029
                                         -----------  -----------   ----------   ----------   ----------   ----------
Net assets end of period*............... $ 7,431,364  $ 9,272,199   $4,996,730   $4,558,139   $2,780,562   $2,919,827
                                         ===========  ===========   ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period...     697,861      685,895      301,483      273,467      354,433      306,296
Units issued during the period..........     168,917      170,269       90,090       81,541      192,670      152,167
Units redeemed during the period........    (166,978)    (158,303)     (63,600)     (53,525)    (103,866)    (104,030)
                                         -----------  -----------   ----------   ----------   ----------   ----------
Units outstanding end of period.........     699,800      697,861      327,973      301,483      443,237      354,433
                                         ===========  ===========   ==========   ==========   ==========   ==========
----------
*  Includes undistributed net
   investment income (loss) of:          $ 2,871,503  $ 2,879,217   $1,836,512   $1,462,726   $   (4,213)  $    5,736
                                         ===========  ===========   ==========   ==========   ==========   ==========

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
       Growth and                  Capital
         Income                 Appreciation                 Balanced                  Equity Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
For the year For the year For the year For the year For the year May 7, 2001**  For the year June 6, 2001**
   ended        ended        ended        ended        ended        through        ended        through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2002         2001         2002         2001         2002          2001          2002          2001
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
 $    9,884   $    4,293   $  (13,201)      (1,120)   $   900       $   103       $  1,358      $   459
   (169,383)     (49,721)    (121,449)    (118,939)      (722)          (48)        (2,675)        (701)

   (555,326)    (268,988)    (202,778)    (221,421)    (5,397)          795        (34,337)      (2,059)
 ----------   ----------   ----------   ----------    -------       -------       --------      -------

   (714,825)    (314,416)    (337,428)    (341,480)    (5,219)          850        (35,654)      (2,301)
 ----------   ----------   ----------   ----------    -------       -------       --------      -------
    794,658    1,146,214      635,179      765,167     41,167        40,168        261,166       98,517

   (540,838)    (340,977)    (461,812)    (333,295)    (9,302)         (914)       (36,313)      (5,457)
 ----------   ----------   ----------   ----------    -------       -------       --------      -------
    253,820      805,237      173,367      431,872     31,865        39,254        224,853       93,060
 ----------   ----------   ----------   ----------    -------       -------       --------      -------
   (461,005)     490,821     (164,061)      90,392     26,646        40,104        189,199       90,759
  2,524,861    2,034,040    1,748,583    1,658,191     40,104             0         90,759            0
 ----------   ----------   ----------   ----------    -------       -------       --------      -------
 $2,063,856   $2,524,861   $1,584,522   $1,748,583    $66,750        40,104       $279,958      $90,759
 ==========   ==========   ==========   ==========    =======       =======       ========      =======
    292,641      206,162      235,606      179,274      3,988             0         10,033            0
    111,843      124,767       92,992       99,878      4,576         4,081         31,383       10,644
    (78,952)     (38,288)     (69,781)     (43,546)    (1,063)          (93)        (4,833)        (611)
 ----------   ----------   ----------   ----------    -------       -------       --------      -------
    325,532      292,641      258,817      235,606      7,501         3,988         36,583       10,033
 ==========   ==========   ==========   ==========    =======       =======       ========      =======

 $   11,819   $    1,935   $   50,432   $   63,633    $ 1,003       $   103       $  1,817      $   459
 ==========   ==========   ==========   ==========    =======       =======       ========      =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                     MONYEquity Master
                                    -----------------------------------------------------------------------------------
                                                               Enterprise Accumulation Trust
                                    -----------------------------------------------------------------------------------

                                             Mult-Cap                  Small Company                  Mid-Cap
                                              Growth                      Growth                       Growth
                                            Subaccount                  Subaccount                   Subaccount
                                    --------------------------  --------------------------  ---------------------------
                                                 For the period              For the period              For the period
                                    For the year May 2, 2001**  For the year May 5, 2001**  For the year June 12, 2001**
                                       ended        through        ended        through        ended         through
                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                        2002          2001          2002          2001          2002          2001
                                    ------------ -------------- ------------ -------------- ------------ ---------------
From operations:
 Net investment income (loss)......   $   (718)     $   (231)     $ (2,476)     $  1,297      $ (1,489)     $   (174)
 Net realized loss on investments..     (9,175)       (1,194)      (14,202)       (1,174)       (5,533)         (423)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (32,681)          445       (81,386)       11,161       (69,023)        2,684
                                      --------      --------      --------      --------      --------      --------
Net increase (decrease) in net
 assets resulting from operations..    (42,574)         (980)      (98,064)       11,284       (76,045)        2,087
                                      --------      --------      --------      --------      --------      --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     60,254       125,451       520,744       113,784       135,914       191,447
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (28,031)      (29,235)      (91,723)       (4,805)      (24,123)       (1,351)
                                      --------      --------      --------      --------      --------      --------
Net increase (decrease) from unit
 transactions......................     32,223        96,216       429,021       108,979       111,791       190,096
                                      --------      --------      --------      --------      --------      --------
Net increase (decrease) in net
 assets............................    (10,351)       95,236       330,957       120,263        35,746       192,183
Net assets beginning of period.....     95,236             0       120,263             0       192,183             0
                                      --------      --------      --------      --------      --------      --------
Net assets end of period*..........   $ 84,885      $ 95,236      $451,220      $120,263      $227,929      $192,183
                                      ========      ========      ========      ========      ========      ========
Unit transactions:
Units outstanding beginning of
 period............................     10,617             0        11,867             0        24,674             0
Units issued during the period.....      8,489        13,659        59,944        12,390        21,962        24,855
Units redeemed during the period...     (4,511)       (3,042)      (12,764)         (523)       (3,898)         (181)
                                      --------      --------      --------      --------      --------      --------
Units outstanding end of period....     14,595        10,617        59,047        11,867        42,738        24,674
                                      ========      ========      ========      ========      ========      ========
----------
*  Includes undistributed net
   investment income (loss) of:       $   (949)     $   (231)     $ (1,179)     $  1,297      $ (1,663)     $   (174)
                                      ========      ========      ========      ========      ========      ========

** Commencement of operations

                      See notes to financial statements.

                                              MONYEquity Master
------------------------------------------------------------------------------------------------------------
             Enterprise Accumulation Trust
------------------------------------------------------
                                                                                       Dreyfus Socially
         Worldwide                                               Dreyfus                  Responsible
          Growth                     Emerging                  Stock Index                  Growth
        Subaccount             Countries Subaccount            Subaccount                 Subaccount
--------------------------  --------------------------  ------------------------  --------------------------
             For the period              For the period                                        For the period
For the year May 25, 2001** For the year June 8, 2001** For the year For the year For the year June 8, 2001**
   ended        through        ended        through        ended        ended        ended        through
December 31,  December 31,  December 31,  December 31,  December 31, December 31, December 31,  December 31,
    2002          2001          2002          2001          2002         2001         2002          2001
------------ -------------- ------------ -------------- ------------ ------------ ------------ --------------

  $  (174)      $   (63)      $ (1,206)     $   (511)   $    17,463   $   29,736    $   (207)     $   (92)
   (2,518)         (137)        (1,806)       (1,484)      (434,142)    (181,723)     (2,102)        (354)

   (4,213)         (757)       (38,628)       19,556       (436,848)    (295,886)    (12,958)      (1,722)
  -------       -------       --------      --------    -----------   ----------    --------      -------

   (6,905)         (957)       (41,640)       17,561       (853,527)    (447,873)    (15,267)      (2,168)
  -------       -------       --------      --------    -----------   ----------    --------      -------

   18,281        21,707         72,855       208,603        971,185    1,420,108      27,211       43,186

   (8,755)         (847)       (34,801)      (14,261)    (1,098,228)    (644,848)     (7,501)      (1,688)
  -------       -------       --------      --------    -----------   ----------    --------      -------

    9,526        20,860         38,054       194,342       (127,043)     775,260      19,710       41,498
  -------       -------       --------      --------    -----------   ----------    --------      -------
    2,621        19,903         (3,586)      211,903       (980,570)     327,387       4,443       39,330
   19,903             0        211,903             0      3,433,008    3,105,621      39,330            0
  -------       -------       --------      --------    -----------   ----------    --------      -------
  $22,524       $19,903       $208,317      $211,903    $ 2,452,438   $3,433,008    $ 43,773      $39,330
  =======       =======       ========      ========    ===========   ==========    ========      =======

    2,244             0         22,654             0        437,449      344,819       4,617            0
    2,408         2,340          9,385        24,354        141,596      172,477       4,122        4,816
   (1,255)          (96)        (5,092)       (1,700)      (173,418)     (79,847)     (1,450)        (199)
  -------       -------       --------      --------    -----------   ----------    --------      -------
    3,397         2,244         26,947        22,654        405,627      437,449       7,289        4,617
  =======       =======       ========      ========    ===========   ==========    ========      =======

  $  (237)      $   (63)      $ (1,717)     $   (511)   $   101,220   $   83,757    $   (299)     $   (92)
  =======       =======       ========      ========    ===========   ==========    ========      =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                   MONYEquity Master
                                    -------------------------------------------------------------------------------
                                                       Fidelity Variable Insurance Products Funds
                                    -------------------------------------------------------------------------------
                                                                                                  VIP III
                                             VIP II                      VIP                       Growth
                                           Contrafund                  Growth                  Opportunities
                                           Subaccount                Subaccount                  Subaccount
                                    ------------------------  ------------------------  ---------------------------
                                                                                                         For the
                                                                                                         period
                                    For the year For the year For the year For the year For the year June 12, 2001**
                                       ended        ended        ended        ended        ended         through
                                    December 31, December 31, December 31, December 31, December 31,  December 31,
                                        2002         2001         2002         2001         2002          2001
                                    ------------ ------------ ------------ ------------ ------------ ---------------
From operations:
 Net investment income (loss)......  $   (1,424)  $   46,987   $  (12,612)  $  145,083    $   (771)      $   (23)
 Net realized loss on investments..     (82,463)    (100,558)    (286,469)    (188,304)     (6,286)          (64)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    (127,577)    (186,008)    (477,552)    (435,811)    (30,091)          202
                                     ----------   ----------   ----------   ----------    --------       -------
Net increase (decrease) in net
 assets resulting from operations..    (211,464)    (239,579)    (776,633)    (479,032)    (37,148)          115
                                     ----------   ----------   ----------   ----------    --------       -------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     743,574      687,616      592,532      845,967     176,551        12,101
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (450,844)    (442,654)    (475,303)    (410,619)    (37,371)         (363)
                                     ----------   ----------   ----------   ----------    --------       -------
Net increase (decrease) from unit
 transactions......................     292,730      244,962      117,229      435,348     139,180        11,738
                                     ----------   ----------   ----------   ----------    --------       -------
Net increase (decrease) in net
 assets............................      81,266        5,383     (659,404)     (43,684)    102,032        11,853
Net assets beginning of period.....   1,834,705    1,829,322    2,443,930    2,487,614      11,853             0
                                     ----------   ----------   ----------   ----------    --------       -------
Net assets end of period*..........  $1,915,971   $1,834,705   $1,784,526   $2,443,930    $113,885       $11,853
                                     ==========   ==========   ==========   ==========    ========       =======
Unit transactions:
Units outstanding beginning of
 period............................     223,575      193,843      352,343      292,731       1,294             0
Units issued during the period.....      95,004       81,780      108,307      115,727      19,726         1,335
Units redeemed during the period...     (58,845)     (52,048)     (89,159)     (56,115)     (4,969)          (41)
                                     ----------   ----------   ----------   ----------    --------       -------
Units outstanding end of period....     259,734      223,575      371,491      352,343      16,051         1,294
                                     ==========   ==========   ==========   ==========    ========       =======
----------
*  Includes undistributed net
   investment income (loss) of:      $   39,332   $   40,756   $  124,307   $  136,919    $   (794)      $   (23)
                                     ==========   ==========   ==========   ==========    ========       =======

** Commencement of operations

                      See notes to financial statements.

                                                           MONYEquity Master
-----------------------------------------------------------------------------------------------------------
                                            Janus Aspen Series
----------------------------------------------------------------------------------------------------------

        Aggressive                                               Capital                  Worldwide
          Growth                     Balanced                 Appreciation                 Growth
        Subaccount                  Subaccount                 Subaccount                Subaccount
--------------------------  --------------------------  ------------------------  ------------------------

For the year For the period For the year For the period For the year For the year For the year For the year
   ended     May 4, 2001**     ended     May 15, 2001**    ended        ended        ended        ended
December 31,    through     December 31,    through     December 31, December 31, December 31, December 31,
    2002      December 31,      2002      December 31,      2002         2001         2002         2001
------------      2001      ------------      2001      ------------ ------------ ------------ ------------
  $   (967)     $   (322)     $  6,077      $  1,697    $    (5,582)  $   19,240   $    5,319  $    (9,145)
   (18,120)       (2,620)       (1,388)         (923)      (541,885)    (399,956)    (512,169)    (694,361)

   (25,474)       (4,631)      (20,670)       (1,374)        (8,561)    (565,108)    (455,681)    (362,689)
  --------      --------      --------      --------    -----------   ----------   ----------  -----------

   (44,561)       (7,573)      (15,981)         (600)      (556,028)    (945,824)    (962,531)  (1,066,195)
  --------      --------      --------      --------    -----------   ----------   ----------  -----------
    81,199       172,663       306,130       135,693        830,085    1,605,463      937,943    1,744,184

   (53,181)      (16,591)      (27,966)      (11,334)    (1,068,581)    (835,613)    (865,746)  (1,097,526)
  --------      --------      --------      --------    -----------   ----------   ----------  -----------
    28,018       156,072       278,164       124,359       (238,496)     769,850       72,197      646,658
  --------      --------      --------      --------    -----------   ----------   ----------  -----------
   (16,543)      148,499       262,183       123,759       (794,524)    (175,974)    (890,334)    (419,537)
   148,499             0       123,759             0      3,514,790    3,690,764    3,622,667    4,042,204
  --------      --------      --------      --------    -----------   ----------   ----------  -----------
  $131,956      $148,499      $385,942      $123,759    $ 2,720,266   $3,514,790   $2,732,333  $ 3,622,667
  ========      ========      ========      ========    ===========   ==========   ==========  ===========
    18,896             0        12,732             0        554,001      452,008      585,745      502,843
    13,711        20,826        33,220        13,920        145,115      228,081      181,607      249,907
    (9,126)       (1,930)       (3,190)       (1,188)      (186,768)    (126,088)    (169,714)    (167,005)
  --------      --------      --------      --------    -----------   ----------   ----------  -----------
    23,481        18,896        42,762        12,732        512,348      554,001      597,638      585,745
  ========      ========      ========      ========    ===========   ==========   ==========  ===========

  $ (1,289)     $   (322)     $  7,774      $  1,697    $    39,382   $   44,964   $  194,175  $   188,856
  ========      ========      ========      ========    ===========   ==========   ==========  ===========












           Total
    2002          2001
------------  ------------
$  1,170,541  $ 22,070,625
 (26,318,677)  (26,999,621)

 (15,883,454)  (21,764,013)
------------  ------------

 (41,031,590)  (26,693,009)
------------  ------------
  46,542,080    52,487,408

 (45,157,730)  (42,835,527)
------------  ------------
   1,384,350     9,651,881
------------  ------------
 (39,647,240)  (17,041,128)
 204,028,058   221,069,186
------------  ------------
$164,380,818  $204,028,058
============  ============







$114,884,814  $113,714,273
============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONYCustom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life and Survivorship Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.


   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the year ended December 31, 2002 aggregated $30,186,562.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY America received $19,109 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2002 were as follows:

                                                           Cost of
                                                       Shares Acquired       Proceeds from
Strategist Subaccounts                             (Excludes Reinvestments) Shares Redeemed
----------------------                             ------------------------ ---------------

MONY Series Fund, Inc.
Equity Growth Portfolio...........................       $    47,509          $    73,393
Equity Income Portfolio...........................            48,187              103,037
Intermediate Term Bond Portfolio..................            19,212               28,565
Long Term Bond Portfolio..........................             8,241                6,768
Diversified Portfolio.............................            67,643              100,747
Money Market Portfolio............................            15,369               22,478

MONYEquity Master Subaccounts

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..................           792,420              171,255
Long Term Bond Portfolio..........................           794,212              559,273
Government Securities Portfolio...................         1,190,556              177,998
Money Market Portfolio............................         2,328,353            1,743,616

Enterprise Accumulation Trust
Equity Portfolio..................................         5,742,032            6,307,079
Small Company Value Portfolio.....................         4,723,737            5,433,580
Managed Portfolio.................................        11,421,444           15,279,682
International Growth Portfolio....................         1,533,683            1,557,429
High Yield Bond Portfolio.........................         1,160,538              795,378
Growth Portfolio..................................         1,187,225              542,169
Growth and Income Portfolio.......................           693,400              456,000
Capital Appreciation Portfolio....................           514,408              353,813

Balanced Portfolio................................            38,907                7,403
Equity Income Portfolio...........................           250,276               26,664
Multi-Cap Growth Portfolio........................            62,266               30,739
Small Company Growth Portfolio....................           505,134               78,335
Mid-Cap Growth Portfolio..........................           128,420               18,035
Worldwide Growth Portfolio........................            20,550               11,190
Emerging Countries Portfolio......................            70,846               34,391

Dreyfus
Dreyfus Stock Index Fund..........................           862,957            1,012,642
Dreyfus Socially Responsible Growth Fund, Inc.....            26,766                7,364

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                  Cost of
                                              Shares Acquired       Proceeds from
MONYEquity Master Subaccounts             (Excludes Reinvestments) Shares Redeemed
-----------------------------             ------------------------ ---------------

FidelityVariable Insurance Products Funds
VIP II Contrafund Portfolio..............         $640,055            $361,450
VIP Growth Portfolio.....................          516,547             414,561
VIP III Growth Opportunities Portfolio...          178,017              39,634

Janus Aspen Series
Aggressive Growth Portfolio..............           85,863              58,778
Balanced Portfolio.......................          310,946              34,497
Capital Appreciation Portfolio...........          736,264             997,239
Worldwide Growth Portfolio...............          779,619             730,485

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                               At December 31, 2002       For the period ended December 31, 2002
                                         -------------------------------- ----------------------------------
                                                                          Investment
                                                               Net Assets   Income                       Total
Strategist Subaccounts                     Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                   --------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.
Equity Growth Subaccount................    12,901   $52.80     $   681      0.65%          0.60%       (23.13)%
Equity Income Subaccount................     8,433    54.33         458      1.92           0.60        (15.65)
Intermediate Term Bond Subaccount.......     4,272    31.57         135      3.95           0.60          8.71
Long Term Bond Subaccount...............     1,535    42.42          65      4.56           0.60         13.36
Diversified Subaccount..................    20,949    40.68         852      2.08           0.60        (16.88)
Money Market Subaccount.................     2,188    21.54          47      1.49           0.60          0.89

MONYEquity Master Subaccounts

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.......    94,178    15.85       1,493      2.92           0.75          8.49
Long Term Bond Subaccount...............   144,221    18.67       2,693      4.24           0.75         13.22
Government Securities Subaccount........   153,243    15.17       2,325      2.57           0.75          5.79
Money Market Subaccount.................   307,517    13.51       4,154      1.48           0.75          0.75

Enterprise Accumulation Trust
Equity Subaccount....................... 1,891,577    13.34      25,234      0.00           0.75        (29.97)
Small Company Value Subaccount.......... 1,208,111    23.35      28,203      0.36           0.75         (9.92)
Managed Subaccount...................... 4,135,667    16.40      67,799      0.93           0.75        (21.76)
International Growth Subaccount.........   699,800    10.62       7,431      0.66           0.75        (20.09)
High Yield Bond Subaccount..............   327,973    15.23       4,997      8.67           0.75          0.73
Growth Subaccount.......................   443,237     6.27       2,781      0.40           0.75        (23.91)
Growth and Income Subaccount............   325,532     6.34       2,064      1.19           0.75        (26.54)
Capital Appreciation Subaccount.........   258,817     6.12       1,585      0.00           0.75        (17.52)
Balanced Subaccount.....................     7,501     8.90          67      2.48           0.75        (11.53)
Equity Income Subaccount................    36,583     7.65         280      1.48           0.75        (15.47)
Multi-Cap Growth Subaccount.............    14,595     5.82          85      0.00           0.75        (35.12)
Small Company Growth Subaccount.........    59,047     7.64         451      0.00           0.75        (24.58)
Mid-Cap Growth Subaccount...............    42,738     5.33         228      0.00           0.75        (31.58)
Worldwide Growth Subaccount.............     3,397     6.63          23      0.00           0.75        (25.25)
Emerging Countries Subaccount...........    26,947     7.73         208      0.21           0.75        (17.33)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                         At December 31, 2002      For the year ended December 31, 2002
                                    ------------------------------ -----------------------------------
                                                                   Investment
                                                        Net Assets   Income                     Total
MONYEquity Master Subaccounts        Units  Unit Values   (000s)     Ratio*   Expense Ratio** Return***
-----------------------------       ------- ----------- ---------- ---------- --------------- ---------

Dreyfus
Dreyfus Stock Index Subaccount..... 405,627    $6.05      $2,452      1.32         0.75        (22.93)
Dreyfus Socially Responsible
  Growth Subaccount................   7,289     6.01          44      0.27         0.75        (29.46)

Fidelity Variable Insurance
  Products Funds
VIP II Contrafund Subaccount....... 259,734     7.38       1,916      0.68         0.75        (10.11)
VIP Growth Subaccount.............. 371,491     4.80       1,785      0.14         0.75        (30.84)
VIP III Growth Opportunities
  Subaccount.......................  16,051     7.10         114      0.09         0.75        (22.49)

Janus Aspen Series
Aggressive Growth Subaccount.......  23,481     5.62         132      0.00         0.75        (28.50)
Balanced Subaccount................  42,762     9.03         386      3.12         0.75         (7.10)
Capital Appreciation Subaccount.... 512,348     5.31       2,720      0.57         0.75        (16.25)
Worldwide Growth Subaccount........ 597,638     4.57       2,732      0.92         0.75        (26.05)

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                    At December 31, 2001       For the period ended December 31, 2001
                                              -------------------------------- ----------------------------------
                                                                               Investment
                                                                    Net Assets   Income                       Total
Strategist Subaccounts                          Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                        --------- ----------- ---------- ----------   --------------- ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.....................    13,267   $68.69     $   911      0.00%          0.60%       (19.81)%
Equity Income Subaccount.....................     9,279    64.41         598      1.74           0.60        (11.52)
Intermediate Term Bond Subaccount............     4,569    29.04         133      5.40           0.60          7.88
Long Term Bond Subaccount....................     1,495    37.42          56      5.21           0.60          5.68
Diversified Subaccount.......................    21,555    48.94       1,055      1.13           0.60        (15.93)
Money Market Subaccount......................     2,507    21.35          54      3.78           0.60          3.19

MONYEquity Master Subaccounts
-----------------------------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount............    52,904    14.61         773      4.66           0.75          7.74
Long Term Bond Subaccount....................   129,500    16.49       2,136      4.67           0.75          5.50
Government Securities Subaccount.............    84,169    14.34       1,207      4.27           0.75          5.75
Money Market Subaccount......................   262,179    13.41       3,515      3.69           0.75          3.07

Enterprise Accumulation Trust
Equity Subaccount............................ 1,924,485    19.05      36,654      0.00           0.75        (19.42)
Small Company Value Subaccount............... 1,233,590    25.92      31,971      0.25           0.75          4.43
Managed Subaccount........................... 4,331,427    20.96      90,806      2.15           0.75        (11.86)
International Growth Subaccount..............   697,861    13.29       9,272      0.66           0.75        (28.36)
High Yield Bond Subaccount...................   301,483    15.12       4,558      8.85           0.75          5.07
Growth Subaccount............................   354,433     8.24       2,920      0.47           0.75        (13.17)
Growth and Income Subaccount.................   292,641     8.63       2,525      0.94           0.75        (12.56)
Capital Appreciation Subaccount..............   235,606     7.42       1,749      0.68           0.75        (19.78)
Balanced Subaccount (1)......................     3,988    10.06          40      1.75(^)        0.75(^)      (0.60)
Equity Income Subaccount (2).................    10,033     9.05          91      2.13(^)        0.75(^)      (9.50)
Multi-Cap Growth Subaccount (3)..............    10,617     8.97          95      0.00(^)        0.75(^)     (10.30)
Small Company Growth Subaccount (4)..........    11,867    10.13         120      0.00(^)        0.75(^)       1.30
Mid-Cap Growth Subaccount (5)................    24,674     7.79         192      0.00(^)        0.75(^)     (22.10)
Worldwide Growth Subaccount (6)..............     2,244     8.87          20      0.00(^)        0.75(^)     (11.30)
Emerging Countries Subaccount (7)............    22,654     9.35         212      0.00(^)        0.75(^)      (6.50)

Dreyfus
Dreyfus Stock Index Subaccount...............   437,449     7.85       3,433      1.13           0.75        (12.87)
Dreyfus Socially Responsible Growth
  Subaccount (7).............................     4,617     8.52          39      0.14(^)        0.75(^)     (14.80)

Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount.................   223,575     8.21       1,835      0.69           0.75        (13.03)
VIP Growth Subaccount........................   352,343     6.94       2,444      0.00           0.75        (18.35)
VIP III Growth Opportunities Subaccount (5)..     1,294     9.16          12      0.00(^)        0.75(^)      (8.40)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                         At December 31, 2001      For the period ended December 31, 2001
                                    ------------------------------ -----------------------------------
                                                                   Investment
                                                        Net Assets   Income                       Total
MONYEquity Master Subaccounts        Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------       ------- ----------- ---------- ----------   --------------- ---------

Janus Aspen Series
Aggressive Growth Subaccount (8)...  18,896    $7.86      $  148      0.00%(^)       0.75%(^)    (21.40)%
Balanced Subaccount (9)............  12,732     9.72         124      4.61(^)        0.75(^)      (2.80)
Capital Appreciation Subaccount.... 554,001     6.34       3,515      1.28           0.75        (22.40)
Worldwide Growth Subaccount........ 585,745     6.18       3,623      0.50           0.75        (23.13)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 7, 2001 (commencement of operations) through December 31, 2001.
(2)For the period June 6, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 2, 2001 (commencement of operations) through December 31, 2001.
(4)For the period May 5, 2001 (commencement of operations) through December 31, 2001.
(5)For the period June 12, 2001 (commencement of operations) through December 31, 2001.
(6)For the period May 25, 2001 (commencement of operations) through December 31, 2001.
(7)For the period June 8, 2001 (commencement of operations) through December 31, 2001.
(8)For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(9)For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account L at December 31, 2002, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                 MONY AMERICA

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2002


                             ASSETS
          Investments at cost.......................... $ 701,216,854
                                                        =============
          Investments in Funds, at net asset value..... $ 546,335,910
          Amounts due from MONY America................       327,186
          Amounts due from Funds.......................        71,850
                                                        -------------
                 Total assets..........................   546,734,946
                                                        -------------
                           LIABILITIES
          Amounts due to MONY America..................       231,647
          Amounts due to Funds.........................       327,186
                                                        -------------
                 Total liabilities.....................       558,833
                                                        -------------
          Net assets................................... $ 546,176,113
                                                        =============
          Net assets consist of:
           Contractholders' net payments............... $ 636,043,177
           Undistributed net investment income.........   160,381,237
           Accumulated net realized loss on investments   (95,367,357)
           Net unrealized depreciation of investments..  (154,880,944)
                                                        -------------
          Net assets................................... $ 546,176,113
                                                        =============



                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


      Dividend income...................................... $   9,787,519
      Distribution from net realized gains.................     1,751,140
      Mortality and expense risk charges...................    (1,898,944)
                                                            -------------
      Net investment income................................     9,639,715
                                                            -------------
      Realized and unrealized loss on investments:
       Net realized loss on investments....................   (48,974,304)
       Net change in unrealized depreciation of investments   (52,234,020)
                                                            -------------
      Net realized and unrealized loss on investments......  (101,208,324)
                                                            -------------
      Net decrease in net assets resulting from operations. $ (91,568,609)
                                                            =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,



                                                                                            2002           2001
                                                                                       -------------  -------------
From operations:
 Net investment income................................................................ $   9,639,715  $  36,928,784
 Net realized loss on investments.....................................................   (48,974,304)   (51,486,293)
 Net change in unrealized depreciation of investments.................................   (52,234,020)   (31,488,999)
                                                                                       -------------  -------------
Net decrease in net assets resulting from operations..................................   (91,568,609)   (46,046,508)
                                                                                       -------------  -------------
From unit transactions:
 Net proceeds from the issuance of units of subaccounts...............................   485,776,955    283,051,735
 Net asset value of units redeemed or used to meet contract obligations of subaccounts  (405,470,233)  (154,723,870)
                                                                                       -------------  -------------
Net increase from unit transactions of subaccounts....................................    80,306,722    128,327,865
                                                                                       -------------  -------------
Net increase (decrease) in net assets.................................................   (11,261,887)    82,281,357
Net assets beginning of year..........................................................   557,438,000    475,156,643
                                                                                       -------------  -------------
Net assets end of year*............................................................... $ 546,176,113  $ 557,438,000
                                                                                       =============  =============
----------
*Includes undistributed net investment income of:                                      $ 160,381,237  $ 150,741,522
                                                                                       =============  =============


                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.


   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), Corporate Sponsored Variable Universal Life and Survivorship Variable Universal Life Insurance policies, (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account is presented for the Variable Account as a whole.



   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, thirty-five MONY Custom Equity Master subaccounts, fifty-two Corporate Sponsored Variable Universal Life subaccounts, thirty-five Mony Custom Estate Master subaccounts, thirty-five MONY Variable Universal Life subaccounts, thirty-three MONY Survivorship Variable Universal Life subaccounts within the variable account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.


   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Fidelity Variable Insurance Products, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Alger American Fund, Lord Abbett Series Fund, MFS Variable Insurance Trust, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust and Invesco Variable Investment Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Insurance Policies which are presented on pages before these combined financial statements.


2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis.

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $84,799,437.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from ..35% to 1.35% of the average daily net assets of each of the respective subaccounts within the Variable Account other than the subaccounts of Corporate Sponsored Variable Universal Life Insurance policies. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY America received $228,557 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2002 the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

              MONY Series Fund, Inc.

              Intermediate Term Bond Subaccount....... $12,180,895
              Long Term Bond Subaccount...............  11,903,499
              Government Securities Subaccount........  10,528,227
              Money Market Subaccount.................  49,222,123
              Equity Growth Subaccount................     681,077

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

           Equity Income Subaccount...................... $   458,128
           Diversified Subaccount........................     852,147

           Enterprise Accumulation Trust

           Equity Subaccount.............................  34,525,084
           Small Company Value Subaccount................  43,120,316
           Managed Subaccount............................  78,257,197
           International Growth Subaccount...............  10,412,631
           High Yield Bond Subaccount....................   9,937,139
           Growth Subaccount.............................  31,867,993
           Growth and Income Subaccount..................  11,148,251
           Small Company Growth Subaccount...............   8,220,850
           Equity Income Subaccount......................   3,370,651
           Capital Appreciation Subaccount...............   6,373,360
           Multi-Cap Growth Subaccount...................   5,725,386
           Balanced Subaccount...........................   1,015,109
           Worldwide Growth Subaccount...................     151,705
           Emerging Countries Subaccount.................     316,301
           Mid-Cap Growth Subaccount.....................     593,839
           Total Return Subaccount.......................  14,010,153
           Global Socially Responsive Subaccount.........      49,467

           Dreyfus Variable Investment Fund

           Appreciation Subaccount.......................   2,466,075
           Small Company Stock Subaccount................   1,298,597

           Dreyfus Stock Index Subaccount................  44,356,331
           Dreyfus Socially Responsible Growth Subaccount     861,075

           Dre.yfus Variable Insurance Fund

           International Subaccount......................   5,702,119
           Small Cap Subaccount..........................   3,192,377

           Van Eck Worldwide Insurance Trust

           Hard Assets Subaccount........................     159,451
           Worldwide Bond Subaccount.....................      99,762
           Worldwide Emerging Markets Subaccount.........      69,450

           T. Rowe Price

           Equity Income Subaccount......................  33,388,711
           Prime Reserve Subaccount......................   2,260,636
           International Stock Subaccount................   1,901,401
           Limited Term Subaccount.......................     984,166
           New America Growth Subaccount.................     440,071
           Personal Strategy Balanced Subaccount.........   1,089,569

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

             Fidelity Variable Insurance Products Funds

             VIP Growth Subaccount..................... $11,320,370
             VIP II Contrafund Subaccount..............  11,601,709
             VIP III Growth Opportunities Subaccount...   1,161,594
             VIP II Asset Manager Subaccount...........   4,193,827
             VIP III Growth and Income Subaccount......   7,014,119

             The Universal Institutional Funds, Inc.

             Equity Growth Subaccount..................     162,591
             Fixed Income Subaccount...................   5,896,450
             Value Subaccount..........................     259,895
             Emerging Market Debt Subaccount...........     144,578
             Emerging Equities Subaccount..............     107,854
             Global Value Equity Subaccount............      91,409
             US Real Estate Subaccount.................   1,215,520

             Janus Aspen Series

             Aggressive Growth Subaccount..............   6,585,221
             Balanced Subaccount.......................   4,646,386
             Capital Appreciation Subaccount...........   8,238,452
             Flexible Income Subaccount................  11,069,645
             International Growth Subaccount...........   1,534,217
             Worldwide Growth Subaccount...............  13,925,170
             Strategic Value Subaccount................   1,303,117

             The Alger American Funds

             Balanced Subaccount.......................     508,893
             Mid Cap Growth Subaccount.................     467,126

             Lord Abbett Series Funds

             Bond Debenture Subaccount.................     195,028
             Growth and Income Subaccount..............     637,495
             Mid-Cap Value Subaccount..................   3,974,314

             MFS Variable Insurance Trust

             Mid Cap Growth Subaccount.................     220,483
             New Discovery Series Subaccount...........     203,792
             Total Return Series Subaccount............     673,120
             Utilities Series Subaccount...............      44,401

             Invesco Variable Investment Fund

             Financial Services Subaccount.............      72,820
             Health Services Subaccount................     117,082
             Telecommunications Services Subaccount....      25,646

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

           PBHG Insurance Series Funds

           Select Value Subaccount...................... $    242,025
           Mid-Cap Value Subaccount.....................      591,142

           PIMCO Variable Insurance Trust

           Global Bond Subaccount.......................      724,621
           Real Return Subaccount.......................    3,053,848
           StocksPlus Growth and Income Subaccount......      760,834
                                                         ------------

           Total Net Assets--Combined Variable Account L $546,176,113
                                                         ============

   During the year ended December 31, 2002, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $366,304,143 and $287,836,028, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                 Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                            MONY Series Fund, Inc.
                               ------------------------------------------------
                                 Money     Intermediate  Long Term   Government
                                 Market     Term Bond       Bond     Securities
                               Subaccount   Subaccount   Subaccount  Subaccount
                               ----------- ------------ -----------  ----------
           ASSETS

Shares held in respective
 Funds........................  32,109,599     366,335    2,446,318     274,524
                               ===========  ==========  ===========  ==========
Investments at cost........... $32,109,599  $4,048,845  $32,613,230  $3,007,413
                               ===========  ==========  ===========  ==========
Investments in respective
 Funds, at net asset value.... $32,109,599  $4,128,592  $32,731,737  $3,146,048
Amount due from MONY America..      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
   Total assets...............  32,158,577   4,223,117   32,733,367   3,146,683
                               -----------  ----------  -----------  ----------
         LIABILITIES

Amount due to respective Funds      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
   Total liabilities..........      48,978      94,525        1,630         635
                               -----------  ----------  -----------  ----------
Net assets.................... $32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ===========  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments $29,703,765  $3,673,180  $29,208,719  $2,696,023
 Undistributed net investment
   income.....................   2,405,834     441,034    3,892,679     310,600
 Accumulated net realized
   gain (loss) on investments.           0     (65,369)    (488,168)        790
 Net unrealized appreciation
   of investments.............           0      79,747      118,507     138,635
                               -----------  ----------  -----------  ----------
Net assets.................... $32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ===========  ==========  ===========  ==========
Number of units outstanding*..   2,596,777     329,727    2,621,046     252,208
                               -----------  ----------  -----------  ----------
Net asset value per unit
 outstanding*................. $     12.37  $    12.52  $     12.49  $    12.47
                               ===========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------

                                                       Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------
                                            Small Company            International  High Yield  Small Company
                                  Equity        Value      Managed      Growth         Bond        Growth
                                Subaccount   Subaccount   Subaccount  Subaccount    Subaccount   Subaccount
                               -----------  ------------- ---------- ------------- -----------  -------------
           ASSETS
Shares held in respective
 Funds........................     208,365       62,363       9,616       31,178     6,300,501      74,600
                               ===========   ==========   =========    =========   ===========    ========
Investments at cost........... $ 4,928,389   $1,439,553   $ 213,234    $ 162,887   $30,976,212    $600,472
                               ===========   ==========   =========    =========   ===========    ========
Investments in respective
 Funds, at net asset value.... $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
Amount due from MONY America..         269        1,039         277            0            93         185
                               -----------   ----------   ---------    ---------   -----------    --------
   Total assets...............   3,613,326    1,222,727     188,745      135,001    27,344,267     587,288
                               -----------   ----------   ---------    ---------   -----------    --------
         LIABILITIES
Amount due to respective Funds         269        1,039         277            0            93         185
                               -----------   ----------   ---------    ---------   -----------    --------
   Total liabilities..........         269        1,039         277            0            93         185
                               -----------   ----------   ---------    ---------   -----------    --------
Net assets.................... $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ===========   ==========   =========    =========   ===========    ========
Net assets consist of:
 Contractholders' net payments $ 4,396,622   $1,042,678   $ 143,571    $ 120,374   $26,152,413    $572,967
 Undistributed net investment
   income.....................   1,423,726      519,217     299,457      161,088     5,762,682      21,257
 Accumulated net realized
   gain (loss) on investments.    (891,959)    (122,342)   (229,794)    (118,575)     (938,883)      6,248
 Net unrealized appreciation
   (depreciation) of
   investments................  (1,315,332)    (217,865)    (24,766)     (27,886)   (3,632,038)    (13,369)
                               -----------   ----------   ---------    ---------   -----------    --------
Net assets.................... $ 3,613,057   $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ===========   ==========   =========    =========   ===========    ========
Number of units outstanding*..     341,080       73,925      16,988       15,232     2,336,577      55,453
                               -----------   ----------   ---------    ---------   -----------    --------
Net asset value per unit
 outstanding*................. $     10.59   $    16.53   $   11.09    $    8.86   $     11.70    $  10.59
                               ===========   ==========   =========    =========   ===========    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        Corporate Sponsored Variable Universal Life
------------ -------------------------------------------------------------------------------------------------
 Enterprise
Accumulation Dreyfus Variable Investment
   Trust                Fund                                               Van Eck Worldwide Insurance Trust
------------ --------------------------    Dreyfus         Dreyfus       -------------------------------------
                           Small Company    Stock          Socially         Hard    Worldwide     Worldwide
   Growth    Appreciation      Stock        Index     Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount   Subaccount    Subaccount    Subaccount      Subaccount     Subaccount Subaccount    Subaccount
------------ ------------  ------------- -----------  ------------------ ---------- ---------- ----------------
    46,275        61,772       51,560      1,634,388          9,043         3,496      8,342         13,205
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $232,927    $2,251,002     $905,336    $54,788,730       $253,291       $39,710    $83,014       $112,335
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
   241,835     2,161,655      918,724     48,087,788        241,185        37,372     78,586        107,487
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $298,406    $2,246,139     $817,398    $51,659,788       $316,355       $39,207    $82,275       $159,194
     2,695        82,716        3,576      2,145,732          4,477           303      8,159            197

   (68,174)      (77,853)      84,362        983,210        (67,541)          200     (7,420)       (47,056)

     8,166       (90,202)      11,924     (6,803,100)       (12,106)       (2,338)    (4,428)        (4,848)
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
    29,036       162,699       84,950      3,736,835         29,198         3,747      7,936         20,273
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $   8.30    $    13.28     $  10.80    $     12.84       $   8.26       $  9.97    $  9.90       $   5.30
  ========    ==========     ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                             Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------
                                                            T. Rowe Price
                               ----------------------------------------------------------------------
                                                                                            Personal
                                 Equity      Prime    International  Limited   New America  Strategy
                                 Income     Reserve       Stock        Term      Growth     Balanced
                               Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ----------  ---------- ------------- ---------- ----------- ----------
           ASSETS
Shares held in respective
 Funds........................    232,196    303,689      144,113      6,502       42,174     108,937
                               ==========   ========   ==========    =======    =========  ==========
Investments at cost........... $4,522,288   $303,689   $1,897,949    $32,797    $ 771,960  $1,613,578
                               ==========   ========   ==========    =======    =========  ==========
Investments in respective
 Funds, at net asset value.... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
Amount due from MONY America..     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total assets...............  4,475,466    303,989    1,653,635     32,901      776,486   1,633,670
                               ----------   --------   ----------    -------    ---------  ----------
         LIABILITIES
Amount due to respective Funds     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
   Total liabilities..........     24,260        300          662          0       12,297      30,120
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Net assets consist of:
 Contractholders' net payments $4,268,220   $281,922   $2,296,093    $28,042    $ 827,787  $1,564,014
 Undistributed net investment
   income.....................    267,379     21,767      111,603      3,234       85,571     131,937
 Accumulated net realized
   gain (loss) on investments.    (13,311)         0     (509,747)     1,521     (141,398)    (82,373)
 Net unrealized appreciation
   (depreciation) of
   investments................    (71,082)         0     (244,976)       104       (7,771)    (10,028)
                               ----------   --------   ----------    -------    ---------  ----------
Net assets.................... $4,451,206   $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ==========   ========   ==========    =======    =========  ==========
Number of units outstanding*..    367,716     26,335      183,999      2,760       76,446     138,027
                               ----------   --------   ----------    -------    ---------  ----------
Net asset value per unit
 outstanding*................. $    12.11   $  11.53   $     8.98    $ 11.92    $   10.00  $    11.62
                               ==========   ========   ==========    =======    =========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                          Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds           The Universal Institutional Funds, Inc.
-------------------------------------------------------------  --------------------------------------
                           VIP III      VIP II      VIP III
   VIP        VIP II       Growth       Asset      Growth and    Equity        Fixed
  Growth    Contrafund  Opportunities  Manager       Income      Growth        Income       Value
Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount    Subaccount   Subaccount
----------  ----------  ------------- ----------  -----------  ----------    ----------   ----------

    38,966     233,531      13,001       355,042      741,144     29,743        446,420      13,241
==========  ==========    ========    ==========  ===========  =========      ==========   ========
$1,357,740  $4,705,256    $200,312    $5,184,174  $10,019,942  $ 454,684     $4,569,657    $176,009
==========  ==========    ========    ==========  ===========  =========      ==========   ========
$1,309,644  $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652     $4,843,658    $169,094
    52,383      19,433           0             0       13,328        142            185         783
----------  ----------    --------    ----------  -----------  ---------      ----------   --------
 1,362,027   4,720,411     196,704     5,151,654    9,789,019    422,794      4,843,843     169,877
----------  ----------    --------    ----------  -----------  ---------      ----------   --------

    52,383      19,433           0             0       13,328        142            185         783
----------  ----------    --------    ----------  -----------  ---------      ----------   --------
    52,383      19,433           0             0       13,328        142            185         783
----------  ----------    --------    ----------  -----------  ---------      ----------   --------
$1,309,644  $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652     $4,843,658    $169,094
==========  ==========    ========    ==========  ===========  =========      ==========   ========

$1,783,653  $5,053,441    $227,668    $5,188,797  $10,114,166  $ 556,984     $4,058,437    $171,770
   129,179      98,448         405        90,123      510,120     27,361        501,805       8,464
  (555,092)   (446,633)    (27,761)      (94,746)    (604,344)  (129,661)         9,415      (4,225)

   (48,096)     (4,278)     (3,608)      (32,520)    (244,251)   (32,032)       274,001      (6,915)
----------  ----------    --------    ----------  -----------  ---------      ----------   --------
$1,309,644  $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652     $4,843,658    $169,094
==========  ==========    ========    ==========  ===========  =========      ==========   ========
   152,490     540,827      27,752       549,214    1,108,899     52,593        397,278      13,722
----------  ----------    --------    ----------  -----------  ---------      ----------   --------
$     8.59  $     8.69    $   7.09    $     9.38  $      8.82  $    8.04     $    12.19    $  12.32
==========  ==========    ========    ==========  ===========  =========      ==========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                     Corporate Sponsored Variable Universal Life
                               ---------------------------------------------------------------------------------------
                                                           Janus Aspen Series
                               -------------------------------------------------------------------------
                                Aggressive   Flexible  International  Worldwide     Capital    Strategic
                                  Growth      Income      Growth        Growth    Appreciation   Value
                                Subaccount  Subaccount  Subaccount    Subaccount   Subaccount  Subaccount     Total
                               -----------  ---------- ------------- -----------  ------------ ---------- ------------
           ASSETS
Shares held in respective
 Funds........................      79,121     549,965       55,012      287,201       61,189       373
                               ===========  ==========  ===========  ===========   ==========   =======
Investments at cost........... $ 2,114,365  $6,234,377  $ 1,552,663  $ 8,306,207   $1,485,200   $ 3,387   $224,272,413
                               ===========  ==========  ===========  ===========   ==========   =======   ============
Investments in respective
 Funds, at net asset value.... $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
Amount due from MONY America..      30,312       1,924       18,742          417       13,827       269        472,234
                               -----------  ----------  -----------  -----------   ----------   -------   ------------
   Total assets...............   1,769,383   6,414,516    1,309,882    8,197,133    1,281,669     3,691    211,736,480
                               -----------  ----------  -----------  -----------   ----------   -------   ------------
         LIABILITIES
Amount due to respective Funds      30,312       1,924       18,742          417       13,827       269        472,234
                               -----------  ----------  -----------  -----------   ----------   -------   ------------
   Total liabilities..........      30,312       1,924       18,742          417       13,827       269        472,234
                               -----------  ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ===========  ==========  ===========  ===========   ==========   =======   ============
Net assets consist of:
 Contractholders' net payments $ 3,349,790  $5,641,361  $ 2,835,059  $ 9,390,193   $1,648,637   $ 4,743   $212,619,851
 Undistributed net investment
   income.....................      88,766     551,739      175,936      135,048       22,947         7     20,447,268
 Accumulated net realized
   gain (loss) on investments.  (1,324,191)     41,277   (1,458,332)  (1,219,034)    (186,384)   (1,363)    (8,794,706)
 Net unrealized appreciation
   (depreciation) of
   investments................    (375,294)    178,215     (261,523)    (109,491)    (217,358)       35    (13,008,167)
                               -----------  ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $ 1,739,071  $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ===========  ==========  ===========  ===========   ==========   =======   ============
Number of units outstanding*..     373,628     559,685      164,542    1,087,638      199,382       369
                               -----------  ----------  -----------  -----------   ----------   -------
Net asset value per unit
 outstanding*................. $      4.65  $    11.46  $      7.85  $      7.54   $     6.36   $  9.26
                               ===========  ==========  ===========  ===========   ==========   =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                              Corporate Sponsored Variable Universal Life
                               ---------------------------------------------------------------------------
                                           MONY Series Fund, Inc.             Enterprise Accumulation Trust
                               ---------------------------------------------- ----------------------------
                                 Money    Intermediate Long Term   Government                Small Company
                                 Market    Term Bond      Bond     Securities    Equity          Value
                               Subaccount  Subaccount  Subaccount  Subaccount  Subaccount     Subaccount
                               ---------- ------------ ----------  ----------  -----------   -------------
Dividend income...............  $933,202    $272,408   $1,515,419   $139,985  $         0      $   3,099
Distribution from net
 realized gains...............         0           0            0          0      685,822        313,600
                                --------    --------   ----------   --------   -----------     ---------
Net investment income.........   933,202     272,408    1,515,419    139,985      685,822        316,699
                                --------    --------   ----------   --------   -----------     ---------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments................         0      11,338     (197,513)     9,082   (1,019,400)       (90,609)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments.............         0       2,144      501,508     43,099     (332,988)      (175,605)
                                --------    --------   ----------   --------   -----------     ---------
Net realized and unrealized
 gain (loss) on investments...         0      13,482      303,995     52,181   (1,352,388)      (266,214)
                                --------    --------   ----------   --------   -----------     ---------
Net increase (decrease) in
 net assets resulting
 from operations..............  $933,202    $285,890   $1,819,414   $192,166  $  (666,566)     $  50,485
                                ========    ========   ==========   ========   ===========     =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                        Corporate Sponsored Variable Universal Life
                               ------------------------------------------------------------
                                               Enterprise Accumulation Trust
                               ------------------------------------------------------------
                                          International High Yield  Small Company
                                Managed      Growth        Bond        Growth       Growth
                               Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
                               ---------- ------------- ----------  ------------- ----------
Dividend income...............  $  4,084    $    948    $2,280,621    $  8,400     $  1,074
Distribution from net
 realized gains...............     9,771      14,670             0      11,213            0
                                --------    --------    ----------    --------     --------
Net investment income.........    13,855      15,618     2,280,621      19,613        1,074
                                --------    --------    ----------    --------     --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments................   (97,625)    (59,083)     (652,869)    (21,372)     (67,869)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments.............    39,211     (12,504)     (277,653)     (9,007)      (1,436)
                                --------    --------    ----------    --------     --------
Net realized and unrealized
 loss on investments..........   (58,414)    (71,587)     (930,522)    (30,379)     (69,305)
                                --------    --------    ----------    --------     --------
Net increase (decrease) in
 net assets resulting from
 operations...................  $(44,559)   $(55,969)   $1,350,099    $(10,766)    $(68,231)
                                ========    ========    ==========    ========     ========

                      See notes to financial statements.

                           Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                                   Van Eck Worldwide Insurance Trust
-------------------------------                                  -------------------------------------
                                   Dreyfus         Dreyfus
                Small Company       Stock          Socially         Hard    Worldwide     Worldwide
Appreciation        Stock           Index     Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount      Subaccount       Subaccount      Subaccount     Subaccount Subaccount    Subaccount
------------    -------------    -----------  ------------------ ---------- ---------- ----------------
 $  18,671        $    881       $   472,307       $    161       $   258    $ 3,988       $      0
         0               0           250,428              0             0          0              0
 ---------        --------       -----------       --------       -------    -------       --------
    18,671             881           722,735            161           258      3,988              0
 ---------        --------       -----------       --------       -------    -------       --------
  (249,560)         26,737          (724,739)       (65,809)           67       (296)       (48,662)
   (47,252)        (83,771)       (5,136,286)        13,257        (3,810)    (8,070)        46,754
 ---------        --------       -----------       --------       -------    -------       --------
  (296,812)        (57,034)       (5,861,025)       (52,552)       (3,743)    (8,366)        (1,908)
 ---------        --------       -----------       --------       -------    -------       --------
 $(278,141)       $(56,153)      $(5,138,290)      $(52,391)      $(3,485)   $(4,378)      $ (1,908)
 =========        ========       ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                               Corporate Sponsored Variable Universal Life
                               ---------------------------------------------------------------------------
                                                              T. Rowe Price
                               ---------------------------------------------------------------------------
                                 Equity     Prime    International  Limited   New America Personal Strategy
                                 Income    Reserve       Stock        Term      Growth        Balanced
                               Subaccount Subaccount  Subaccount   Subaccount Subaccount     Subaccount
                               ---------- ---------- ------------- ---------- ----------- -----------------
Dividend income............... $  57,353   $10,591     $  34,924     $1,690    $       0      $ 43,476
Distribution from net
 realized gains...............    66,932         0             0          0       12,388             0
                               ---------   -------     ---------     ------    ---------      --------
Net investment income.........   124,285    10,591        34,924      1,690       12,388        43,476
                               ---------   -------     ---------     ------    ---------      --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments................    17,483         0      (479,240)     1,556     (125,500)      (85,077)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (120,429)        0       (85,721)      (710)      64,278        17,331
                               ---------   -------     ---------     ------    ---------      --------
Net realized and unrealized
 gain (loss) on investments...  (102,946)        0      (564,961)       846      (61,222)      (67,746)
                               ---------   -------     ---------     ------    ---------      --------
Net increase (decrease) in
 net assets resulting from
 operations................... $  21,339   $10,591     $(530,037)    $2,536    $ (48,834)     $(24,270)
                               =========   =======     =========     ======    =========      ========

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                Fidelity Variable Insurance Products Funds                 The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------  --------------------------------------
   VIP       VIP II         VIP III           VIP II          VIP III        Equity        Fixed
  Growth   Contrafund Growth Opportunities Asset Manager Growth and Income   Growth        Income       Value
Subaccount Subaccount      Subaccount       Subaccount      Subaccount     Subaccount    Subaccount   Subaccount
---------- ---------- -------------------- ------------- ----------------- ----------    ----------   ----------
$     937  $  20,344        $    405         $  65,544       $ 119,620      $    589      $194,001     $  1,605
   88,150     71,801               0            24,579         384,043             0        74,826        6,424
---------  ---------        --------         ---------       ---------      --------      --------     --------
   89,087     92,145             405            90,123         503,663           589       268,827        8,029
---------  ---------        --------         ---------       ---------      --------      --------     --------
 (448,713)  (399,309)        (28,158)         (103,948)       (695,834)      (91,393)        6,060       (5,558)
   (9,623)    47,719           8,196           (23,778)       (246,307)       14,509        97,956       (7,453)
---------  ---------        --------         ---------       ---------      --------      --------     --------

 (458,336)  (351,590)        (19,962)         (127,726)       (942,141)      (76,884)      104,016      (13,011)
---------  ---------        --------         ---------       ---------      --------      --------     --------
$(369,249) $(259,445)       $(19,557)        $ (37,603)      $(438,478)     $(76,295)     $372,843     $ (4,982)
=========  =========        ========         =========       =========      ========      ========     ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                    Corporate Sponsored Variable Universal Life
                               -------------------------------------------------------------------------------------
                                                          Janus Aspen Series
                               -----------------------------------------------------------------------
                                Aggressive   Flexible  International Worldwide    Capital    Strategic
                                  Growth      Income      Growth       Growth   Appreciation   Value
                                Subaccount  Subaccount  Subaccount   Subaccount  Subaccount  Subaccount     Total
                               -----------  ---------- ------------- ---------- ------------ ---------- ------------
Dividend income............... $         0   $363,843   $    16,191  $  33,437   $  17,654    $     7   $  6,637,717
Distribution from net
 realized gains...............           0          0             0          0           0          0      2,014,647
                               -----------   --------   -----------  ---------   ---------    -------   ------------
Net investment income.........           0    363,843        16,191     33,437      17,654          7      8,652,364
                               -----------   --------   -----------  ---------   ---------    -------   ------------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments................  (1,011,086)    43,526    (1,372,973)  (897,108)   (155,353)    (1,363)    (9,080,170)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (50,868)    81,540       585,833     51,933    (204,838)        30     (5,222,811)
                               -----------   --------   -----------  ---------   ---------    -------   ------------
Net realized and unrealized
 gain (loss) on investments...  (1,061,954)   125,066      (787,140)  (845,175)   (360,191)    (1,333)   (14,302,981)
                               -----------   --------   -----------  ---------   ---------    -------   ------------
Net increase (decrease) in
 net assets resulting from
 operations................... $(1,061,954)  $488,909   $  (770,949) $(811,738)  $(342,537)   $(1,326)  $ (5,650,617)
                               ===========   ========   ===========  =========   =========    =======   ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                 Corporate Sponsored Variable Universal Life
                                                             ---------------------------------------------------
                                                                            MONY Series Fund, Inc.
                                                             ---------------------------------------------------
                                                                        Money                  Intermediate
                                                                       Market                   Term Bond
                                                                     Subaccount                 Subaccount
                                                             --------------------------  -----------------------
                                                                 2001          2000          2001        2000
                                                             ------------  ------------  -----------  ----------
From operations:
 Net investment income...................................... $    933,202  $  1,064,803  $   272,408  $  125,577
 Net realized gain (loss) on investments....................            0             0       11,338     (70,140)
 Net change in unrealized appreciation of investments.......            0             0        2,144     100,988
                                                             ------------  ------------  -----------  ----------
Net increase in net assets resulting from operations........      933,202     1,064,803      285,890     156,425
                                                             ------------  ------------  -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units....................   39,130,556    71,120,205    4,489,766   1,766,214
 Net asset value of units redeemed or used to meet
   contract obligations.....................................  (38,320,196)  (61,036,860)  (3,233,493)   (155,264)
                                                             ------------  ------------  -----------  ----------
Net increase from unit transactions.........................      810,360    10,083,345    1,256,273   1,610,950
                                                             ------------  ------------  -----------  ----------
Net increase in net assets..................................    1,743,562    11,148,148    1,542,163   1,767,375
Net assets beginning of year................................   30,366,037    19,217,889    2,586,429     819,054
                                                             ------------  ------------  -----------  ----------
Net assets end of year*..................................... $ 32,109,599  $ 30,366,037  $ 4,128,592  $2,586,429
                                                             ============  ============  ===========  ==========
Unit transactions:
Units outstanding beginning of year.........................    2,549,112     1,712,047      224,102      76,605
Units issued during the year................................    3,197,234     5,904,013      375,738     161,713
Units redeemed during the year..............................   (3,149,569)   (5,066,948)    (270,113)    (14,216)
                                                             ------------  ------------  -----------  ----------
Units outstanding end of year...............................    2,596,777     2,549,112      329,727     224,102
                                                             ============  ============  ===========  ==========
----------
* Includes  undistributed net investment income of:          $  2,405,834  $  1,472,632  $   441,034  $  168,626
                                                             ============  ============  ===========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                             Corporate Sponsored Variable Universal Life
                                                                          ------------------------------------------------
                                                                                       MONY Series Fund, Inc.
                                                                          ------------------------------------------------
                                                                                  Long Term               Government
                                                                                    Bond                  Securities
                                                                                 Subaccount               Subaccount
                                                                          ------------------------  ----------------------
                                                                              2001         2000        2001        2000
                                                                          -----------  -----------  ----------  ----------
From operations:
  Net investment income.................................................. $ 1,515,419  $ 1,339,956  $  139,985  $  115,614
  Net realized gain (loss) on investments................................    (197,513)    (216,116)      9,082      (8,560)
  Net change in unrealized appreciation of investments...................     501,508    1,771,312      43,099     109,948
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets resulting from operations.....................   1,819,414    2,895,152     192,166     217,002
                                                                          -----------  -----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units................................   9,332,668    2,992,832     475,233     817,997
  Net asset value of units redeemed or used to meet contract obligations.  (1,968,116)  (1,007,725)   (378,180)   (200,294)
                                                                          -----------  -----------  ----------  ----------
Net increase from unit transactions......................................   7,364,552    1,985,107      97,053     617,703
                                                                          -----------  -----------  ----------  ----------
Net increase in net assets...............................................   9,183,966    4,880,259     289,219     834,705
Net assets beginning of year.............................................  23,547,771   18,667,512   2,856,829   2,022,124
                                                                          -----------  -----------  ----------  ----------
Net assets end of year*.................................................. $32,731,737  $23,547,771  $3,146,048  $2,856,829
                                                                          ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning of year......................................   2,004,098    1,836,729     244,081     189,531
Units issued during the year.............................................     785,272      252,333      39,169      72,238
Units redeemed during the year...........................................    (168,324)     (84,964)    (31,042)    (17,688)
                                                                          -----------  -----------  ----------  ----------
Units outstanding end of year............................................   2,621,046    2,004,098     252,208     244,081
                                                                          ===========  ===========  ==========  ==========
----------
*Includes  undistributed net investment income of:                        $ 3,892,679  $ 2,377,260  $  310,600  $  170,615
                                                                          ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                  Corporate Sponsored Variable Universal Life
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                                              Small Company
                                        Equity                    Value
                                      Subaccount               Subaccount
                               ------------------------  ----------------------
                                   2001         2000        2001        2000
                               -----------  -----------  ----------  ----------
From operations:
 Net investment income........ $   685,822  $   625,935  $  316,699  $  122,451
 Net realized gain (loss) on
   investments................  (1,019,400)     114,638     (90,609)    (16,053)
 Net change in unrealized
   depreciation of investments    (332,988)  (1,002,837)   (175,605)    (75,390)
                               -----------  -----------  ----------  ----------
 Net increase (decrease) in
   net assets resulting from
   operations.................    (666,566)    (262,264)     50,485      31,008
                               -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   2,587,029    1,395,930     966,761     656,883
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (617,028)    (238,119)   (800,766)   (245,728)
                               -----------  -----------  ----------  ----------
Net increase from unit
 transactions.................   1,970,001    1,157,811     165,995     411,155
                               -----------  -----------  ----------  ----------
Net increase in net assets....   1,303,435      895,547     216,480     442,163
Net assets beginning of year..   2,309,622    1,414,075   1,005,208     563,045
                               -----------  -----------  ----------  ----------
Net assets end of year*....... $ 3,613,057  $ 2,309,622  $1,221,688  $1,005,208
                               ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     177,032      102,764      64,061      36,787
Units issued during the year..     228,323       89,542      59,158      43,574
Units redeemed during the year     (64,275)     (15,274)    (49,294)    (16,300)
                               -----------  -----------  ----------  ----------
Units outstanding end of year.     341,080      177,032      73,925      64,061
                               ===========  ===========  ==========  ==========
----------
*  Includes undistributed net
   investment income of:       $ 1,423,726  $   737,904  $  519,217  $  202,518
                               ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                  Corporate Sponsored Variable Universal Life
                                              --------------------------------------------------
                                                         Enterprise Accumulation Trust
                                              --------------------------------------------------
                                                                              International
                                                       Managed                   Growth
                                                     Subaccount                Subaccount
                                              ------------------------  ------------------------
                                                For the      For the      For the      For the
                                               year ended   year ended   year ended   year ended
                                              December 31, December 31, December 31, December 31,
                                                  2001         2000         2001         2000
                                              ------------ ------------ ------------ ------------
From operations:
 Net investment income.......................  $  13,855    $ 143,242    $  15,618    $  107,349
 Net realized gain (loss) on investments.....    (97,625)    (118,363)     (59,083)      (69,424)
 Net change in unrealized appreciation
   (depreciation) of investments.............     39,211      (19,694)     (12,504)     (277,665)
                                               ---------    ---------    ---------    ----------
 Net increase (decrease) in net assets
   resulting from operations.................    (44,559)       5,185      (55,969)     (239,740)
                                               ---------    ---------    ---------    ----------
From unit transactions:
 Net proceeds from the issuance of units.....    204,546      136,674       93,070       306,241
 Net asset value of units redeemed or used
   to meet contract obligations..............   (346,309)    (123,540)    (116,980)     (894,518)
                                               ---------    ---------    ---------    ----------
Net increase (decrease) from unit
 transactions................................   (141,763)      13,134      (23,910)     (588,277)
                                               ---------    ---------    ---------    ----------
Net increase (decrease) in net assets........   (186,322)      18,319      (79,879)     (828,017)
Net assets beginning of period...............    374,790      356,471      214,880     1,042,897
                                               ---------    ---------    ---------    ----------
Net assets end of period*....................  $ 188,468    $ 374,790    $ 135,001    $  214,880
                                               =========    =========    =========    ==========
Unit transactions:
Units outstanding beginning of period........     30,018       28,967       17,506        70,342
Units issued during the period...............     17,175       10,943        9,388        27,506
Units redeemed during the period.............    (30,205)      (9,892)     (11,662)      (80,342)
                                               ---------    ---------    ---------    ----------
Units outstanding end of period..............     16,988       30,018       15,232        17,506
                                               =========    =========    =========    ==========
----------
*  Includes undistributed net investment
   income of:                                  $ 299,457    $ 285,602    $ 161,088    $  145,470
                                               =========    =========    =========    ==========

** Commencement of operations.

                      See notes to financial statements.

                    Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
----------------------------------------------------------------------------------
       High Yield               Small Company
          Bond                     Growth                       Growth
       Subaccount                Subaccount                   Subaccount
------------------------  ------------------------  ------------------------------
  For the      For the      For the      For the      For the      For the period
 year ended   year ended   year ended   year ended   year ended  February 4, 2000**
December 31, December 31, December 31, December 31, December 31,      through
    2001         2000         2001         2000         2001     December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------

$ 2,280,621  $ 1,872,332   $  19,613    $   1,644    $   1,074        $  1,621
   (652,869)    (214,443)    (21,372)      27,621      (67,869)           (305)
   (277,653)  (2,145,196)     (9,007)     (15,463)      (1,436)          9,602
-----------  -----------   ---------    ---------    ---------        --------
  1,350,099     (487,307)    (10,766)      13,802      (68,231)         10,918
-----------  -----------   ---------    ---------    ---------        --------

  7,078,402    2,420,424     421,391      425,330      109,589         973,913
 (1,664,314)  (1,412,759)   (245,356)    (165,802)    (780,266)         (4,830)
-----------  -----------   ---------    ---------    ---------        --------
  5,414,088    1,007,665     176,035      259,528     (670,677)        969,083
-----------  -----------   ---------    ---------    ---------        --------
  6,764,187      520,358     165,269      273,330     (738,908)        980,001
 20,579,987   20,059,629     421,834      148,504      980,001               0
-----------  -----------   ---------    ---------    ---------        --------
$27,344,174  $20,579,987   $ 587,103    $ 421,834    $ 241,093        $980,001
===========  ===========   =========    =========    =========        ========

  1,862,334    1,769,481      38,329       13,697      103,205               0
    608,313      223,033      39,610       40,368       12,052         103,719
   (134,070)    (130,180)    (22,486)     (15,736)     (86,221)           (514)
-----------  -----------   ---------    ---------    ---------        --------
  2,336,577    1,862,334      55,453       38,329       29,036         103,205
===========  ===========   =========    =========    =========        ========

$ 5,762,682  $ 3,482,061   $  21,257    $   1,644    $   2,695        $  1,621
===========  ===========   =========    =========    =========        ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                             Corporate Sponsored Variable Universal Life
                                              -------------------------------------------------------------------------
                                                      Dreyfus Variable Investment Fund
                                              -----------------------------------------------
                                                                                Small
                                                                               Company                  Dreyfus
                                                    Appreciation                Stock                 Stock Index
                                                     Subaccount              Subaccount               Subaccount
                                              -----------------------  ----------------------  ------------------------
                                                  2001        2000        2001        2000         2001         2000
                                              -----------  ----------  ----------  ----------  -----------  -----------
From operations:
 Net investment income....................... $    18,671  $   43,810  $      881  $    1,649  $   722,735  $   950,803
 Net realized gain (loss) on investments.....    (249,560)     69,654      26,737      66,286     (724,739)   1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments.............     (47,252)   (145,208)    (83,771)      7,341   (5,136,286)  (5,308,948)
                                              -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations...................    (278,141)    (31,744)    (56,153)     75,276   (5,138,290)  (3,061,564)
                                              -----------  ----------  ----------  ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units.....   1,291,872   1,455,287     287,401     447,881   19,635,012   14,975,579
 Net asset value of units redeemed or used
   to meet contract obligations..............  (1,329,911)   (705,319)   (431,872)   (195,357)  (5,292,602)  (3,812,299)
                                              -----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) from unit
   transactions..............................     (38,039)    749,968    (144,471)    252,524   14,342,410   11,163,280
                                              -----------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets........    (316,180)    718,224    (200,624)    327,800    9,204,120    8,101,716
Net assets beginning of year.................   2,476,980   1,758,756   1,117,884     790,084   38,781,510   30,679,794
                                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets end of year*...................... $ 2,160,800  $2,476,980  $  917,260   1,117,884  $47,985,630  $38,781,510
                                              ===========  ==========  ==========  ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of year..........     168,512     118,872     101,945      78,184    2,652,230    1,903,421
Units issued during the year.................      88,724      96,325      27,361      42,142    1,466,686    1,004,529
Units redeemed during the year...............     (94,537)    (46,685)    (44,356)    (18,381)    (382,081)    (255,720)
                                              -----------  ----------  ----------  ----------  -----------  -----------
Units outstanding end of year................     162,699     168,512      84,950     101,945    3,736,835    2,652,230
                                              ===========  ==========  ==========  ==========  ===========  ===========
----------
*  Includes undistributed net investment
   income of:                                 $    82,716  $   64,045  $    3,576  $    2,695  $ 2,145,732  $ 1,422,997
                                              ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
 -----------------------------------------------------------------------------
                                 Van Eck Worldwide Insurance Trust
                     ---------------------------------------------------------
       Dreyfus
      Socially             Hard             Worldwide           Worldwide
 Responsible Growth       Assets              Bond           Emerging Markets
     Subaccount         Subaccount         Subaccount           Subaccount
 ------------------  ----------------  ------------------  -------------------
   2001      2000      2001     2000     2001      2000       2001      2000
 --------  --------  -------  -------  --------  --------  ---------  --------

 $    161  $  1,642  $   258  $    42  $  3,988  $  3,021  $       0  $      0
  (65,809)   (1,814)      67      142      (296)   (7,135)   (48,662)   (2,021)
   13,257   (35,985)  (3,810)   1,286    (8,070)    5,541     46,754   (70,897)
 --------  --------  -------  -------  --------  --------  ---------  --------
  (52,391)  (36,157)  (3,485)   1,470    (4,378)    1,427     (1,908)  (72,918)
 --------  --------  -------  -------  --------  --------  ---------  --------
  140,760   239,230   22,620   18,396    12,364    85,997     99,418   189,753
  (58,986)  (71,280)  (4,442)    (609)  (16,792)  (52,332)  (132,990)  (44,361)
 --------  --------  -------  -------  --------  --------  ---------  --------
   81,774   167,950   18,178   17,787    (4,428)   33,665    (33,572)  145,392
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,383   131,793   14,693   19,257    (8,806)   35,092    (35,480)   72,474
  211,802    80,009   22,679    3,422    87,392    52,300    142,967    70,493
 --------  --------  -------  -------  --------  --------  ---------  --------
 $241,185  $211,802  $37,372  $22,679  $ 78,586  $ 87,392  $ 107,487  $142,967
 ========  ========  =======  =======  ========  ========  =========  ========
   19,852     6,671    2,039      343     8,374     5,105     26,477     7,590
   16,660    18,775    2,132    1,754       998     8,350     14,186    24,650
   (7,314)   (5,594)    (424)     (58)   (1,436)   (5,081)   (20,390)   (5,763)
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,198    19,852    3,747    2,039     7,936     8,374     20,273    26,477
 ========  ========  =======  =======  ========  ========  =========  ========

 $  4,477  $  4,316  $   303  $    45  $  8,159  $  4,171  $     197  $    197
 ========  ========  =======  =======  ========  ========  =========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                              Corporate Sponsored Variable Universal Life
                                              ------------------------------------------
                                                             T. Rowe Price
                                              ------------------------------------------
                                                   Equity Income         Prime Reserve
                                                    Subaccount            Subaccount
                                              ----------------------  ------------------
                                                 2001        2000       2001      2000
                                              ----------  ----------  --------  --------
From operations:
 Net investment income....................... $  124,285  $  103,960  $ 10,591  $  6,999
 Net realized gain (loss) on investments.....     17,483     (33,920)        0         0
 Net change in unrealized appreciation
   (depreciation) of investments.............   (120,429)     99,193         0         0
                                              ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations...................     21,339     169,233    10,591     6,999
                                              ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units.....  3,334,123   1,262,171   109,738   216,211
 Net asset value of units redeemed or used
   to meet contract obligations..............   (770,471)   (279,879)  (60,303)  (81,150)
                                              ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions................................  2,563,652     982,292    49,435   135,061
                                              ----------  ----------  --------  --------
Net increase (decrease) in net assets........  2,584,991   1,151,525    60,026   142,060
Net assets beginning of year.................  1,866,215     714,690   243,663   101,603
                                              ----------  ----------  --------  --------
Net assets end of year....................... $4,451,206  $1,866,215  $303,689  $243,663
                                              ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year..........    156,427      67,719    21,977     9,723
Units issued during the year.................    275,223     113,984     8,480    19,616
Units redeemed during the year...............    (63,934)    (25,276)   (4,122)   (7,362)
                                              ----------  ----------  --------  --------
Units outstanding end of year................    367,716     156,427    26,335    21,977
                                              ==========  ==========  ========  ========
----------
* Includes undistributed net investment
  income of:                                  $  267,379  $  143,094  $ 21,767  $ 11,176
                                              ==========  ==========  ========  ========

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                                     T. Rowe Price
---------------------------------------------------------------------------------------
     International            Limited           New America         Personal Strategy
         Stock                  Term               Growth               Balanced
       Subaccount            Subaccount          Subaccount            Subaccount
-----------------------  -----------------  -------------------  ----------------------
    2001        2000       2001      2000      2001      2000       2001        2000
-----------  ----------  --------  -------  ---------  --------  ----------  ----------

$    34,924  $   74,383  $  1,690  $ 1,499  $  12,388  $ 52,479  $   43,476  $   72,991
   (479,240)    (32,047)    1,556      (33)  (125,500)  (22,967)    (85,077)     (2,525)
    (85,721)   (186,480)     (710)     852     64,278   (83,372)     17,331     (27,008)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (530,037)   (144,144)    2,536    2,318    (48,834)  (53,860)    (24,270)     43,458
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
  1,403,156   2,287,853    51,038   32,552    457,495   277,405   1,265,256   1,139,090

 (1,248,345)   (253,632)  (54,283)  (2,220)  (121,293)  (95,257)   (823,830)    (97,518)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    154,811   2,034,221    (3,245)  30,332    336,202   182,148     441,426   1,041,572
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (375,226)  1,890,077      (709)  32,650    287,368   128,288     417,156   1,085,030
  2,028,199     138,122    33,610      960    476,821   348,533   1,186,394     101,364
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$ 1,652,973  $2,028,199  $ 32,901  $33,610  $ 764,189  $476,821  $1,603,550  $1,186,394
===========  ==========  ========  =======  =========  ========  ==========  ==========
    175,616       9,827     3,058       95     42,050    27,453      99,656       8,978
    110,499     186,460     4,413    3,180     44,295    22,230     103,356      99,168
   (102,116)    (20,671)   (4,711)    (217)    (9,899)   (7,633)    (64,985)     (8,490)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    183,999     175,616     2,760    3,058     76,446    42,050     138,027      99,656
===========  ==========  ========  =======  =========  ========  ==========  ==========
$   111,603  $   76,679  $  3,234  $ 1,544  $  85,571  $ 73,183  $  131,937  $   88,461
===========  ==========  ========  =======  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                               Corporate Sponsored Variable Universal Life
                                            ---------------------------------------------------------------------------------
                                                                Fidelity Variable Insurance Products Funds
                                            ---------------------------------------------------------------------------------
                                                       VIP                     VIP II                      VIP III
                                                     Growth                  Contrafund              Growth Opportunities
                                                   Subaccount                Subaccount                   Subaccount
                                            ------------------------  ------------------------  -----------------------------
                                            For the year For the year For the year For the year For the year  For the period
                                               ended        ended        ended        ended        ended     March 31, 2000**
                                            December 31, December 31, December 31, December 31, December 31,      through
                                                2001         2000         2001         2000         2001     December 31, 2000
                                            ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income..................... $    89,087   $   40,092  $    92,145   $    6,303    $    405       $      0
 Net realized gain (loss) on investments...    (448,713)    (106,405)    (399,309)     (47,324)    (28,158)           397
 Net change in unrealized appreciation
   (depreciation) of investments...........      (9,623)     (47,202)      47,719      (53,967)      8,196        (11,804)
                                            -----------   ----------  -----------   ----------    --------       --------
Net increase (decrease) in net assets
 resulting from operations.................    (369,249)    (113,515)    (259,445)     (94,988)    (19,557)       (11,407)
                                            -----------   ----------  -----------   ----------    --------       --------
From unit transactions:
 Net proceeds from the issuance of units...   1,667,237    1,538,960    4,494,792    2,429,275     190,571        125,691
 Net asset value of units redeemed or used
   to meet contract obligations............  (1,115,153)    (488,164)  (1,713,037)    (194,515)    (86,501)        (2,093)
                                            -----------   ----------  -----------   ----------    --------       --------
Net increase from unit transactions........     552,084    1,050,796    2,781,755    2,234,760     104,070        123,598
                                            -----------   ----------  -----------   ----------    --------       --------
Net increase in net assets.................     182,835      937,281    2,522,310    2,139,772      84,513        112,191
Net assets beginning of period.............   1,126,809      189,528    2,178,668       38,896     112,191              0
                                            -----------   ----------  -----------   ----------    --------       --------
Net assets end of period*.................. $ 1,309,644   $1,126,809  $ 4,700,978   $2,178,668    $196,704       $112,191
                                            ===========   ==========  ===========   ==========    ========       ========
Unit transactions:
Units outstanding beginning of period......     108,046       16,127      219,956        3,667      13,546              0
Units issued during the period.............     182,530      134,622      522,349      235,115      27,485         13,776
Units redeemed during the period...........    (138,086)     (42,703)    (201,478)     (18,826)    (13,279)          (230)
                                            -----------   ----------  -----------   ----------    --------       --------
Units outstanding end of period............     152,490      108,046      540,827      219,956      27,752         13,546
                                            ===========   ==========  ===========   ==========    ========       ========
----------
*  Includes undistributed net investment
   income of:                               $   129,179   $   40,092  $    98,448   $    6,303    $    405       $      0
                                            ===========   ==========  ===========   ==========    ========       ========
** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds                    The Universal Institutional Funds, Inc.
--------------------------------------------------------------- -------------------------------------------------------
            VIP II                          VIP III
         Asset Manager                 Growth and Income              Equity Growth                Fixed Income
          Subaccount                      Subaccount                   Subaccount                   Subaccount
------------------------------  ------------------------------  ------------------------  -----------------------------
For the year   For the period   For the year   For the period   For the year For the year For the year  For the period
   ended     February 4, 2000**    ended     January 13, 2000**    ended        ended        ended     January 6, 2000**
December 31,      through       December 31,      through       December 31, December 31, December 31,      through
    2001     December 31, 2000      2001     December 31, 2000      2001         2000         2001     December 31, 2000
------------ ------------------ ------------ ------------------ ------------ ------------ ------------ -----------------
 $   90,123       $      0      $   503,663      $    6,457      $     589    $  22,533    $  268,827     $  232,978
   (103,948)         9,202         (695,834)         91,490        (91,393)     (38,268)        6,060          3,355
    (23,778)        (8,742)        (246,307)          2,056         14,509      (51,445)       97,956        176,045
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    (37,603)           460         (438,478)        100,003        (76,295)     (67,180)      372,843        412,378
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------

  5,436,931        505,676       11,823,666       4,437,094        377,839      632,725       545,518      3,615,737
   (731,485)       (22,325)      (5,974,560)       (172,034)      (248,615)    (326,534)      (52,294)       (50,524)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,705,446        483,351        5,849,106       4,265,060        129,224      306,191       493,224      3,565,213
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,667,843        483,811        5,410,628       4,365,063         52,929      239,011       866,067      3,977,591
    483,811              0        4,365,063               0        369,723      130,712     3,977,591              0
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
 $5,151,654       $483,811      $ 9,775,691      $4,365,063      $ 422,652    $ 369,723    $4,843,658     $3,977,591
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
     49,469              0          451,843               0         39,055       12,171       356,647              0
    575,581         51,754        1,319,540         470,068         44,112       55,554        45,092        361,701
    (75,836)        (2,285)        (662,484)        (18,225)       (30,574)     (28,670)       (4,461)        (5,054)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    549,214         49,469        1,108,899         451,843         52,593       39,055       397,278        356,647
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
 $   90,123       $      0      $   510,120      $    6,457      $  27,361    $  26,772    $  501,805     $  232,978
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                 Corporate Sponsored Variable Universal Life
                                              ---------------------------------------------------------------------------------
                                               The Universal Institutional
                                                       Funds, Inc.                           Janus Aspen Series
                                              -----------------------------  --------------------------------------------------
                                                                                    Aggressive                 Flexible
                                                          Value                       Growth                    Income
                                                        Subaccount                  Subaccount                Subaccount
                                              -----------------------------  ------------------------  ------------------------
                                                For the     For the period     For the      For the      For the      For the
                                               year ended   May 22, 2000**    year ended   year ended   year ended   year ended
                                              December 31,      through      December 31, December 31, December 31, December 31,
                                                  2001     December 31, 2000     2001         2000         2001         2000
                                              ------------ ----------------- ------------ ------------ ------------ ------------
From operations:
 Net investment income.......................   $  8,029        $   435      $         0   $   88,766   $  363,843   $  187,459
 Net realized gain (loss) on investments.....     (5,558)         1,333       (1,011,086)    (313,107)      43,526       (2,249)
 Net change in unrealized appreciation
   (depreciation) of investments.............     (7,453)           538          (50,868)    (348,905)      81,540       97,100
                                                --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets
 resulting from operations...................     (4,982)         2,306       (1,061,954)    (573,246)     488,909      282,310
                                                --------        -------      -----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units.....    183,341         18,053        2,164,256    2,683,340      371,803    6,091,246
 Net asset value of units redeemed or used
   to meet contract obligations..............    (29,237)          (387)      (1,202,446)    (523,661)    (716,353)    (118,226)
                                                --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) from unit
 transactions................................    154,104         17,666          961,810    2,159,679     (344,550)   5,973,020
                                                --------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets........    149,122         19,972         (100,144)   1,586,433      144,359    6,255,330
Net assets beginning of period...............     19,972              0        1,839,215      252,782    6,268,233       12,903
                                                --------        -------      -----------   ----------   ----------   ----------
Net assets end of period*....................   $169,094        $19,972      $ 1,739,071   $1,839,215   $6,412,592   $6,268,233
                                                ========        =======      ===========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period........      1,655              0          239,319       22,352      589,418        1,289
Units issued during the period...............     14,661          1,691          358,936      269,575       32,669      599,770
Units redeemed during the period.............     (2,594)           (36)        (224,627)     (52,608)     (62,402)     (11,641)
                                                --------        -------      -----------   ----------   ----------   ----------
Units outstanding end of period..............     13,722          1,655          373,628      239,319      559,685      589,418
                                                ========        =======      ===========   ==========   ==========   ==========
----------
*  Includes undistributed net investment
   income of:                                   $  8,464        $   435      $    88,766   $   88,766   $  551,739   $  187,896
                                                ========        =======      ===========   ==========   ==========   ==========
** Commencement of operations.

                      See notes to financial statements.

                                                  Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------------
                                                 Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------
      International               Worldwide                     Capital                        Strategic
         Growth                    Growth                    Appreciation                        Value
       Subaccount                Subaccount                   Subaccount                       Subaccount
------------------------  ------------------------  ------------------------------  --------------------------------
For the year For the year For the year For the year For the year   For the period   For the year   For the period
   ended        ended        ended        ended        ended     February 4, 2000**    ended     December 27, 2000**
December 31, December 31, December 31, December 31, December 31,      through       December 31,       through
    2001         2000         2001         2000         2001     December 31, 2000      2001      December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------ ------------ -------------------
$    16,191   $  159,745  $    33,437   $  101,611   $   17,654       $  5,293        $     7           $  0
 (1,372,973)     (85,359)    (897,108)    (321,935)    (155,353)       (31,031)        (1,363)             0

    585,833     (847,849)      51,933     (168,424)    (204,838)       (12,520)            30              5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----

   (770,949)    (773,463)    (811,738)    (388,748)    (342,537)       (38,258)        (1,326)             5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    804,711    4,414,228    9,596,205    2,325,463    1,240,714        927,886          3,940            875

 (2,275,785)    (111,453)  (2,362,410)    (279,778)    (467,016)       (52,947)           (72)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----

 (1,471,074)   4,302,775    7,233,795    2,045,685      773,698        874,939          3,868            875
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (2,242,023)   3,529,312    6,422,057    1,656,937      431,161        836,681          2,542            880
  3,533,163        3,851    1,774,659      117,722      836,681              0            880              0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
$ 1,291,140   $3,533,163  $ 8,196,716   $1,774,659   $1,267,842       $836,681        $ 3,422           $880
===========   ==========  ===========   ==========   ==========       ========        =======           ====
    345,650          317      182,651       10,224      103,062              0             88              0
     88,448      354,278    1,163,782      196,009      170,326        109,299            289             88
   (269,556)      (8,945)    (258,795)     (23,582)     (74,006)        (6,237)            (8)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    164,542      345,650    1,087,638      182,651      199,382        103,062            369             88
===========   ==========  ===========   ==========   ==========       ========        =======           ====

$   175,936   $  159,745  $   135,048   $  101,611   $   22,947       $  5,293        $     7           $  0
===========   ==========  ===========   ==========   ==========       ========        =======           ====






           Total
--------------------------
For the year  For the year
   ended         ended
December 31,  December 31,
    2001          2000
------------  ------------
$  8,652,364  $  7,685,474
  (9,080,170)      (80,845)

  (5,222,811)   (8,563,194)
------------  ------------

  (5,650,617)     (958,565)
------------  ------------
 131,900,788   135,386,297

 (75,792,088)  (73,519,293)
------------  ------------

  56,108,700    61,867,004
------------  ------------
  50,458,083    60,908,439
 160,806,163    99,897,724
------------  ------------
$211,264,246  $160,806,163
============  ============







$ 20,447,268  $ 11,794,904
============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty-eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life subaccounts for the year ended December 31, 2001 aggregated $8,070,644.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $135,581 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2001 were as follows:

                                                          Cost of Shares    Proceeds
                                                        Acquired (Excludes from Shares
Corporate Sponsored Variable Universal Life Subaccounts   Reinvestments)    Redeemed
------------------------------------------------------- ------------------ -----------

           MONY Series Fund, Inc.
           Money Market Portfolio......................    $55,506,899     $54,696,539
           Intermediate Term Bond Portfolio............      5,028,099       3,771,826
           Long Term Bond Portfolio....................     10,637,395       3,272,843
           Government Securities Portfolio.............        616,239         519,186

           Enterprise Accumulation Trust
           Equity Portfolio............................      2,793,942         823,941
           Small Company Value Portfolio...............      1,375,906       1,209,911
           Managed Portfolio...........................        225,658         367,421
           International Growth Portfolio..............        351,353         375,263
           High Yield Bond Portfolio...................      8,931,806       3,517,718
           Small Company Growth Portfolio..............        467,708         291,673
           Growth Portfolio............................        385,639       1,056,316

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)


                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -------------- -----------

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................  $ 2,247,117   $2,285,156
    Dreyfus Small Company Stock Portfolio..............      397,158      541,629

    Dreyfus
    Dreyfus Stock Index Fund...........................   22,104,414    7,762,004
    Dreyfus Socially Responsible Growth Fund, Inc......      324,559      242,785

    Van Eck Worldwide Insurance Trust
    Hard Assets Portfolio..............................       29,980       11,802
    Worldwide Bond Portfolio...........................       12,994       17,422
    Worldwide Emerging Markets Portfolio...............      107,756      141,328

    T. Rowe Price
    Equity Income Portfolio............................    3,568,004    1,004,352
    Prime Reserve Portfolio............................      116,012       66,577
    International Stock Portfolio......................    2,173,664    2,018,853
    Limited Term Portfolio.............................       58,079       61,324
    New America Growth Portfolio.......................      750,337      414,135
    Personal Strategy Balanced Portfolio...............    1,636,903    1,195,477

    Fidelity Variable Insurance Products Funds
    VIP Growth Portfolio...............................    1,908,038    1,355,954
    VIP II Contrafund Portfolio........................    5,712,281    2,930,526
    VIP III Growth Opportunities Portfolio.............      209,996      105,926
    VIP II Asset Manager Portfolio.....................    5,589,622      884,176
    VIP III Growth and Income Portfolio................   12,902,879    7,053,773

    The Universal Institutional Funds, Inc.
    Equity Growth Portfolio............................      408,391      279,167
    Fixed Income Portfolio.............................      556,026       62,802
    Value Portfolio....................................      301,816      147,712

    Janus Aspen Series
    Aggressive Growth Portfolio........................    2,685,681    1,723,871
    Flexible Income Portfolio..........................      470,964      815,514
    International Growth Portfolio.....................    1,242,947    2,714,021
    Worldwide Growth Portfolio.........................   10,512,148    3,278,353
    Capital Appreciation Portfolio.....................    1,305,000      531,302
    Strategic Value Portfolio..........................       11,110        7,242

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                                 For the year ended
                                                          At December 31, 2001    December 31, 2001
                                                        ------------------------ ------------------
                                                                          Net    Investment
                                                                   Unit  Assets    Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)    Ratio*   Return**
------------------------------------------------------- --------- ------ ------- ---------- --------

    MONY Series Fund, Inc.
    Money Market Subaccount............................ 2,596,777 $12.37 $32,110    3.48%      3.86%
    Intermediate Term Bond Subaccount..................   329,727  12.52   4,129    7.16       8.49
    Long Term Bond Subaccount.......................... 2,621,046  12.49  32,732    5.01       6.30
    Government Securities Subaccount...................   252,208  12.47   3,146    4.61       6.58

    Enterprise Accumulation Trust
    Equity Subaccount..................................   341,080  10.59   3,613    0.00     (18.85)
    Small Company Value Subaccount.....................    73,925  16.53   1,222    0.24       5.35
    Managed Subaccount.................................    16,988  11.09     188    1.64     (11.21)
    International Growth Subaccount....................    15,232   8.86     135    0.62     (27.79)
    High Yield Bond Subaccount......................... 2,336,577  11.70  27,344    8.87       5.88
    Small Company Growth Subaccount....................    55,453  10.59     587    1.75      (3.82)
    Growth Subaccount..................................    29,036   8.30     241    0.27     (12.63)

    Dreyfus Variable Investment Fund
    Appreciation Subaccount............................   162,699  13.28   2,161    0.80      (9.66)
    Dreyfus Small Company Stock Subaccount.............    84,950  10.80     917    0.08      (1.55)

    Dreyfus
    Dreyfus Stock Index Subaccount..................... 3,736,835  12.84  47,986    1.15     (12.18)
    Dreyfus Socially Responsible Growth Subaccount.....    29,198   8.26     241    0.08     (22.59)

    Van Eck Worldwide Insurance Trust
    Hard Assets Subaccount.............................     3,747   9.97      37    0.89     (10.34)
    Worldwide Bond Subaccount..........................     7,936   9.90      79    4.51      (5.17)
    Worldwide Emerging Markets Subaccount..............    20,273   5.30     107    0.00      (1.85)

    T. Rowe Price
    Equity Income Subaccount...........................   367,716  12.11   4,451    1.65       1.51
    Prime Reserve Subaccount...........................    26,335  11.53     304    3.86       3.97
    International Stock Subaccount.....................   183,999   8.98   1,653    1.78     (22.25)
    Limited Term Subaccount............................     2,760  11.92      33    5.38       8.46
    New America Growth Subaccount......................    76,446  10.00     764    0.00     (11.82)
    Personal Strategy Balanced Subaccount..............   138,027  11.62   1,604    3.13      (2.35)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                                                 For the year ended
                                                         At December 31, 2001    December 31, 2001
                                                        ----------------------- ------------------
                                                                          Net   Investment
                                                                   Unit  Assets   Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)   Ratio*   Return**
------------------------------------------------------- --------- ------ ------ ---------- --------

      Fidelity Variable Insurance Products Funds
      VIP Growth Subaccount............................   152,490   8.59  1,310    0.06     (17.64)
      VIP II Contrafund Subaccount.....................   540,827   8.69  4,701    0.62     (12.31)
      VIP III Growth Opportunities Subaccount..........    27,752   7.09    197    0.27     (14.37)
      VIP II Asset Manager Subaccount..................   549,214   9.38  5,152    2.41      (4.09)
      VIP III Growth and Income Subaccount............. 1,108,899   8.82  9,776    1.36      (8.70)

      The Universal Institutional Funds, Inc.
      Equity Growth Subaccount.........................    52,593 $ 8.04 $  423    0.13%    (15.10)%
      Fixed Income Subaccount..........................   397,278  12.19  4,844    4.53       9.33
      Value Subaccount.................................    13,722  12.32    169    1.63       2.07

      Janus Aspen Series
      Aggressive Growth Subaccount.....................   373,628   4.65  1,739    0.00     (39.53)
      Flexible Income Subaccount.......................   559,685  11.46  6,413    5.58       7.81
      International Growth Subaccount..................   164,542   7.85  1,291    0.67     (23.19)
      Worldwide Growth Subaccount...................... 1,087,638   7.54  8,197    0.73     (22.43)
      Capital Appreciation Subaccount..................   199,382   6.36  1,268    1.38     (21.68)
      Strategic Value Subaccount.......................       369   9.26      3    0.23      (7.86)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                            MONY Custom Equity Master
                               -----------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                 Enterprise Accumulation Trust
                               --------------------------------------------- -------------------------------------
                                                                                             Small
                               Intermediate Long Term  Government   Money                   Company
                                Term Bond      Bond    Securities   Market      Equity       Value       Managed
                                Subaccount  Subaccount Subaccount Subaccount  Subaccount   Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- -----------  -----------  -----------
           ASSETS
Shares held in
  respective Funds............     123,867     175,109    148,951  7,436,577     456,178      454,647      475,937
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments at cost...........  $1,364,712  $2,292,251 $1,671,453 $7,436,577 $ 9,593,137  $ 9,973,282  $10,581,745
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments in respective
  Funds, at net asset value...  $1,395,985  $2,342,958 $1,706,976 $7,436,577 $ 7,910,126  $ 8,906,544  $ 9,328,371
Amount due from MONY America..      14,018      11,694      7,483    123,152      37,600       77,279       31,602
Amount due from respective
  Funds.......................       1,055       2,280      1,893      6,898       9,761       17,882       20,638
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total assets...........   1,411,058   2,356,932  1,716,352  7,566,627   7,957,487    9,001,705    9,380,611
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
         LIABILITIES
Amount due to MONY America....       1,285       2,673      2,182      8,140      11,133       19,365       22,228
Amount due to respective Funds      14,018      11,694      7,483    123,152      37,600       77,279       31,602
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total liabilities......      15,303      14,367      9,665    131,292      48,733       96,644       53,830
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Net assets consist of:
  Contractholders'
   net payments...............  $1,289,121  $2,175,950 $1,596,702 $7,103,115 $ 9,298,869  $ 8,193,510  $ 9,896,605
  Undistributed net
   investment income (loss)...      64,964      90,630     51,644    332,220   2,455,507    2,606,829    3,633,112
  Accumulated net realized
   gain (loss) on investments.      10,397      25,278     22,818          0  (2,162,611)    (828,540)  (2,949,562)
  Net unrealized appreciation
   (depreciation)
   of investments.............      31,273      50,707     35,523          0  (1,683,011)  (1,066,738)  (1,253,374)
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Number of units outstanding*..     119,810     209,209    146,574    649,426     887,133      641,682      941,722
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net asset value per unit
  outstanding*................  $    11.65  $    11.20 $    11.64 $    11.45 $      8.91  $     13.88  $      9.90
                                ==========  ========== ========== ========== ===========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
                                                     Small
International High Yield               Growth and   Company     Equity      Capital     Multi-Cap
   Growth        Bond        Growth      Income      Growth     Income    Appreciation    Growth     Balanced
 Subaccount   Subaccount   Subaccount  Subaccount  Subaccount Subaccount   Subaccount   Subaccount  Subaccount
 ----------   ----------  -----------  ----------  ---------- ----------  ------------ -----------  ----------

    621,963      504,139    4,013,478   1,490,756     671,591    422,686      763,825      754,660    118,961
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
 $3,593,442   $2,256,897  $22,224,931  $8,703,898  $5,268,225 $2,219,949   $5,012,388  $ 7,076,132   $571,584
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $2,693,101   $2,187,964  $20,910,220  $8,064,992  $5,285,420 $2,121,883   $4,346,163  $ 6,361,782   $578,152

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716

      2,515       15,715       37,981      11,490      18,826      3,368        6,867        4,950      1,502
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
  2,714,191    2,219,756   21,024,614   8,121,716   5,341,826  2,140,753    4,384,275    6,389,770    585,370
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

      2,969       16,086       41,564      12,854      19,712      3,724        7,609        6,037      1,598

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
     21,544       32,163      117,977      58,088      57,292     19,226       38,854       29,075      7,314
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $3,442,925   $2,136,275  $22,816,837  $8,657,693  $5,090,841 $2,202,523   $5,014,900  $ 8,833,536   $574,572

    492,118      218,058      100,435      32,934     164,714     14,319      175,477      (28,112)     5,726

   (342,055)     (97,807)    (695,924)     11,907      11,784      2,751     (178,731)  (1,730,379)    (8,810)

   (900,341)     (68,933)  (1,314,711)   (638,906)     17,195    (98,066)    (666,225)    (714,350)     6,568
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
    309,095      206,143    2,036,137     758,620     338,648    208,347      371,317      818,793     59,101
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

 $     8.71   $    10.61  $     10.27  $    10.63  $    15.60 $    10.18   $    11.70  $      7.77   $   9.78
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                              MONY Custom Equity Master
-                              -------------------------------------------------------
                                Enterprise Accumulation Trust
-                              -------------------------------
                                                                              Dreyfus
                                                                             Socially
                               Worldwide   Emerging   Mid-Cap     Dreyfus   Responsible
                                 Growth   Countries    Growth   Stock Index   Growth
                               Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ---------- ---------- ---------- ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................    8,136      14,394     31,572     210,757      31,404
                                =======    ========   ========  ==========  ==========
Investments at cost...........  $69,276    $127,468   $229,365  $6,560,201  $  929,350
                                =======    ========   ========  ==========  ==========
Investments in respective
  Funds, at net asset value...  $72,573    $137,027   $242,470  $6,187,817  $  837,545
Amount due from MONY America..      930          59     12,923     119,700       2,709
Amount due from respective
  Funds.......................       63         121        297       5,581       1,469
                                -------    --------   --------  ----------  ----------
       Total assets...........   73,566     137,207    255,690   6,313,098     841,723
                                -------    --------   --------  ----------  ----------
         LIABILITIES
Amount due to MONY America....       75         143        334       6,612       1,612
Amount due to respective Funds      930          59     12,923     119,700       2,709
                                -------    --------   --------  ----------  ----------
Total liabilities.............    1,005         202     13,257     126,312       4,321
                                -------    --------   --------  ----------  ----------
       Net assets.............  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Net assets consist of:
  Contractholders' net
   payments...................  $70,932    $129,070   $234,503  $6,836,904  $1,010,446
  Undistributed net
   investment income (loss)...      (75)       (148)      (169)    121,005       3,377
  Accumulated net realized
   loss on investments........   (1,593)     (1,476)    (5,006)   (398,739)    (84,616)
  Net unrealized appreciation
   (depreciation) of
   investments................    3,297       9,559     13,105    (372,384)    (91,805)
                                -------    --------   --------  ----------  ----------
Net assets....................  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Number of units outstanding*..    8,149      14,433     31,935     726,355     110,913
                                -------    --------   --------  ----------  ----------
Net asset value per unit
  outstanding*................  $  8.90    $   9.49   $   7.59  $     8.52  $     7.55
                                =======    ========   ========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                Janus Aspen Series
-----------------------------------------  ------------------------------------------------

                               VIP III
   VIP          VIP II         Growth       Aggressive                Capital    Worldwide
  Growth      Contrafund    Opportunities     Growth     Balanced   Appreciation   Growth
Subaccount    Subaccount     Subaccount     Subaccount  Subaccount   Subaccount  Subaccount      Total
----------    ----------    -------------  -----------  ----------  ------------ ----------  ------------
   110,988       179,928         62,375        221,225     134,565      167,579     171,238
 ==========    ==========    ==========    ===========  ==========   ==========  ==========
$4,019,646    $3,773,344     $1,017,724    $ 6,011,456  $3,136,462   $3,998,608  $5,515,196  $135,228,699
 ==========    ==========    ==========    ===========  ==========   ==========  ==========  ============
$3,715,867    $3,609,361     $  942,491    $ 4,862,533  $3,037,124   $3,472,242  $4,887,146  $123,581,410
    17,159        21,958          6,742         47,411      20,369       14,715      23,536       860,419
     5,763         2,838            741          6,968       2,808        5,805       8,923       204,998
 ----------    ----------    ----------    -----------  ----------   ----------  ----------  ------------
 3,738,789     3,634,157        949,974      4,916,912   3,060,301    3,492,762   4,919,605   124,646,827
 ----------    ----------    ----------    -----------  ----------   ----------  ----------  ------------
     6,397         3,445            899          7,784       3,316        6,396       9,744       225,916
    17,159        21,958          6,742         47,411      20,369       14,715      23,536       860,419
 ----------    ----------    ----------    -----------  ----------   ----------  ----------  ------------
    23,556        25,403          7,641         55,195      23,685       21,111      33,280     1,086,335
 ----------    ----------    ----------    -----------  ----------   ----------  ----------  ------------
$3,715,233    $3,608,754     $  942,333    $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========    ==========    ==========    ===========  ==========   ==========  ==========  ============
$4,359,532    $3,973,896     $1,102,778    $ 8,025,837  $3,136,409   $4,537,642  $6,333,790  $138,075,713
   135,646        86,796          3,418        279,099     127,885       50,133     158,449    11,375,991
  (476,166)     (287,955)       (88,630)    (2,294,296)   (128,340)    (589,758)   (977,864)  (14,243,923)
  (303,779)     (163,983)       (75,233)    (1,148,923)    (99,338)    (526,366)   (628,050)  (11,647,289)
 ----------    ----------    ----------    -----------  ----------   ----------  ----------  ------------
$3,715,233    $3,608,754     $  942,333    $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========    ==========    ==========    ===========  ==========   ==========  ==========  ============
   447,940       389,954        132,217        850,465     308,589      414,025     573,563
 ----------    ----------    ----------    -----------  ----------   ----------  ----------
$     8.29    $     9.25     $     7.13    $      5.72  $     9.84   $     8.39  $     8.52
 ==========    ==========    ==========    ===========  ==========   ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                             MONY Custom Equity Master
                               ------------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                  Enterprise Accumulation Trust
                               --------------------------------------------  --------------------------------------
                               Intermediate Long Term  Government   Money                 Small Company
                                Term Bond      Bond    Securities   Market      Equity        Value       Managed
                                Subaccount  Subaccount Subaccount Subaccount  Subaccount   Subaccount    Subaccount
                               ------------ ---------- ---------- ---------- -----------  ------------- -----------
Dividend income...............   $41,921     $ 58,512   $38,308    $181,182  $         0   $    17,305  $   186,082
Distribution from net
 realized gains...............         0            0         0           0    1,220,645     1,751,313      445,241
Mortality and expense risk
 charges......................    (3,443)      (5,486)   (3,893)    (18,576)     (21,973)      (22,334)     (28,988)
                                 -------     --------   -------    --------  -----------   -----------  -----------
Net investment income.........    38,478       53,026    34,415     162,606    1,198,672     1,746,284      602,335
                                 -------     --------   -------    --------  -----------   -----------  -----------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments................    18,726       39,271    24,712           0   (2,137,173)     (853,313)  (2,003,922)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    12,660      (13,192)    1,185           0     (173,402)     (530,524)     459,477
                                 -------     --------   -------    --------  -----------   -----------  -----------
Net realized and unrealized
 gain (loss) on investments...    31,386       26,079    25,897           0   (2,310,575)   (1,383,837)  (1,544,445)
                                 -------     --------   -------    --------  -----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................   $69,864     $ 79,105   $60,312    $162,606  $(1,111,903)  $   362,447  $  (942,110)
                                 =======     ========   =======    ========  ===========   ===========  ===========

                      See notes to financial statements.

                              MONY Custom Equity Master
-------------------------------------------------------------------------------------
                            Enterprise Accumulation Trust
-------------------------------------------------------------------------------------
International High Yield               Growth and  Small Company   Equity      Capital
   Growth        Bond       Growth       Income       Growth       Income    Appreciation
 Subaccount   Subaccount  Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
 ----------   ---------- -----------   ----------  ------------- ----------  ------------
 $    17,209   $130,869  $    84,872   $  60,809     $       0   $  18,809    $  25,808
     266,565          0            0           0       166,871           0            0
      (8,299)    (5,181)     (61,817)    (22,918)      (14,202)     (5,707)     (13,506)
 -----------   --------  -----------   ---------     ---------   ---------    ---------
     275,475    125,688       23,055      37,891       152,669      13,102       12,302
 -----------   --------  -----------   ---------     ---------   ---------    ---------


    (482,736)   (59,261)  (1,190,103)   (145,616)     (328,203)      6,513     (496,675)

    (544,222)    (3,248)    (953,565)   (651,045)      150,337    (191,389)    (294,834)
 -----------   --------  -----------   ---------     ---------   ---------    ---------

  (1,026,958)   (62,509)  (2,143,668)   (796,661)     (177,866)   (184,876)    (791,509)
 -----------   --------  -----------   ---------     ---------   ---------    ---------

 $  (751,483)  $ 63,179  $(2,120,613)  $(758,770)    $ (25,197)  $(171,774)   $(779,207)
 ===========   ========  ===========   =========     =========   =========    =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                              MONY Custom Equity Master
                        -----------------------------------------------------------------------------------------------------
                                            Enterprise Accumulation Trust
                        ---------------------------------------------------------------------                    Dreyfus
                         Multi-Cap                  Worldwide       Emerging       Mid-Cap       Dreyfus         Socially
                           Growth      Balanced       Growth       Countries        Growth     Stock Index  Responsible Growth
                         Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                        ------------ ------------ -------------- -------------- -------------- ------------ ------------------
                                                  For the period For the period For the period
                        For the year For the year May 3, 2001**  May 24, 2001** May 21, 2001** For the year    For the year
                           ended        ended        through        through        through        ended           ended
                        December 31, December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                            2001         2001          2001           2001           2001          2001            2001
                        ------------ ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income........ $         0    $ 6,302       $     0        $     0        $     0      $  53,237       $     537
Distribution from net
 realized gains........           0          0             0              0              0         31,517               0
Mortality and expense
 risk charges..........     (18,637)    (1,194)          (75)          (148)          (169)       (15,207)         (2,220)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net investment
 income (loss).........     (18,637)     5,108           (75)          (148)          (169)        69,547          (1,683)
                        -----------    -------       -------        -------        -------      ---------       ---------
Realized and
 unrealized gain
 (loss) on
 investments:
  Net realized loss on
   investments.........  (1,405,665)    (8,920)       (1,593)        (1,476)        (5,006)      (394,027)        (89,879)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........     521,072      4,335         3,297          9,559         13,105       (150,787)        (54,540)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net realized and
 unrealized gain
 (loss) on
 investments...........    (884,593)    (4,585)        1,704          8,083          8,099       (544,814)       (144,419)
                        -----------    -------       -------        -------        -------      ---------       ---------
Net increase
 (decrease) in net
 assets resulting
 from operations....... $  (903,230)   $   523       $ 1,629        $ 7,935        $ 7,930      $(475,267)      $(146,102)
                        ===========    =======       =======        =======        =======      =========       =========

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                               MONY Custom Equity Master
                        -------------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Funds               Janus Aspen Series
                        -----------------------------------------  ----------------------------------------------
                           VIP       VIP II         VIP III         Aggressive               Capital    Worldwide
                          Growth   Contrafund Growth Opportunities    Growth     Balanced  Appreciation   Growth
                        Subaccount Subaccount      Subaccount       Subaccount  Subaccount  Subaccount  Subaccount     Total
                        ---------- ---------- -------------------- -----------  ---------- ------------ ---------- ------------
Dividend income........ $       0  $  13,878        $  1,407       $         0  $  67,620   $  39,808   $  22,743  $  1,067,218
Distribution from net
 realized gains........   133,165     55,510               0                 0          0           0           0     4,070,827
Mortality and expense
 risk charges..........    (9,363)    (9,535)         (2,534)          (13,700)    (7,352)    (10,109)    (13,726)     (340,292)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net investment income
 (loss)................   123,802     59,853          (1,127)          (13,700)    60,268      29,699       9,017     4,797,753
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Realized and unrealized
 gain (loss) on
 investments:
  Net realized loss on
   investments.........  (449,044)  (250,137)        (78,125)       (2,027,594)  (105,414)   (586,101)   (908,964)  (13,919,725)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........  (109,497)   (87,355)        (16,829)          211,003    (27,979)   (109,141)    (44,378)   (2,569,897)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net realized and
 unrealized loss on
 investments...........  (558,541)  (337,492)        (94,954)       (1,816,591)  (133,393)   (695,242)   (953,342)  (16,489,622)
                        ---------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net decrease in net
 assets resulting from
 operations............ $(434,739) $(277,639)       $(96,081)      $(1,830,291) $ (73,125)  $(665,543)  $(944,325) $(11,691,869)
                        =========  =========        ========       ===========  =========   =========   =========  ============

                See accompanying notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                          MONY Custom Equity Master
                                ---------------------------------------------
                                            MONY Series Fund, Inc.
                                ---------------------------------------------
                                     Intermediate             Long Term
                                      Term Bond                 Bond
                                      Subaccount             Subaccount
                                ---------------------  ----------------------
                                   2001        2000       2001        2000
                                ----------  ---------  ----------  ----------
 From operations:
  Net investment income........ $   38,478  $  19,462  $   53,026  $   31,499
  Net realized gain (loss) on
    investments................     18,726       (688)     39,271      (1,749)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments................     12,660     18,002     (13,192)     70,974
                                ----------  ---------  ----------  ----------
 Net increase (decrease) in
  net assets resulting from
  operations...................     69,864     36,776      79,105     100,724
                                ----------  ---------  ----------  ----------
 From unit transactions:
  Net proceeds from the
    issuance of units..........  1,045,876    334,344   1,698,621     693,119
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (337,013)  (239,212)   (439,927)   (213,919)
                                ----------  ---------  ----------  ----------
 Net increase from unit
  transactions.................    708,863     95,132   1,258,694     479,200
                                ----------  ---------  ----------  ----------
 Net increase in net assets....    778,727    131,908   1,337,799     579,924
 Net assets beginning of year..    617,028    485,120   1,004,766     424,842
                                ----------  ---------  ----------  ----------
 Net assets end of year*....... $1,395,755  $ 617,028  $2,342,565  $1,004,766
                                ==========  =========  ==========  ==========
 Unit transactions:
 Units outstanding beginning
  of year......................     57,274     48,440      95,045      46,303
 Units issued during the year..     92,223     32,519     154,135      70,758
 Units redeemed during the year    (29,687)   (23,685)    (39,971)    (22,016)
                                ----------  ---------  ----------  ----------
 Units outstanding end of year.    119,810     57,274     209,209      95,045
                                ==========  =========  ==========  ==========
 ----------
 * Includes undistributed net
   investment income of:        $   64,964  $  26,486  $   90,630  $   37,604
                                ==========  =========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
            MONY Series Fund, Inc.                         Enterprise Accumulation Trust
----------------------------------------------  --------------------------------------------------
     Government                 Money                                           Small Company
     Securities                Market                    Equity                     Value
     Subaccount              Subaccount                Subaccount                Subaccount
--------------------  ------------------------  ------------------------  ------------------------
   2001       2000        2001         2000         2001         2000         2001         2000
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$   34,415  $ 15,278  $   162,606  $   139,080  $ 1,198,672  $ 1,112,011  $ 1,746,284  $   743,430
    24,712        21            0            0   (2,137,173)     (17,696)    (853,313)      (8,964)
     1,185    33,373            0            0     (173,402)  (1,641,850)    (530,524)    (646,837)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
    60,312    48,672      162,606      139,080   (1,111,903)    (547,535)     362,447       87,629
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,248,637   463,494   10,168,732    7,729,097    5,897,441    4,348,369    5,655,360    3,298,829
  (279,378)  (89,978)  (6,171,129)  (6,121,091)  (1,953,936)  (1,201,211)  (1,726,609)  (1,315,347)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   969,259   373,516    3,997,603    1,608,006    3,943,505    3,147,158    3,928,751    1,983,482
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,029,571   422,188    4,160,209    1,747,086    2,831,602    2,599,623    4,291,198    2,071,111
   677,116   254,928    3,275,126    1,528,040    5,077,152    2,477,529    4,613,863    2,542,752
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$1,706,687  $677,116  $ 7,435,335  $ 3,275,126  $ 7,908,754  $ 5,077,152  $ 8,905,061  $ 4,613,863
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========
    61,762    25,422      295,900      146,000      460,705      212,392      348,647      196,273
   109,198    45,013      899,585      720,831      644,461      343,075      421,220      253,071
   (24,386)   (8,673)    (546,059)    (570,931)    (218,033)     (94,762)    (128,185)    (100,697)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   146,574    61,762      649,426      295,900      887,133      460,705      641,682      348,647
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

$   51,644  $ 17,229  $   332,220  $   169,614  $ 2,455,507  $ 1,256,835  $ 2,606,829  $   860,545
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                           MONY Custom Equity Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                                              International
                                        Managed                  Growth
                                      Subaccount               Subaccount
                               ------------------------  ----------------------
                                   2001         2000        2001        2000
                               -----------  -----------  ----------  ----------
From operations:
 Net investment income (loss). $   602,335  $ 2,355,395  $  275,475  $  194,400
 Net realized gain (loss) on
   investments................  (2,003,922)    (831,371)   (482,736)    104,802
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     459,477   (1,408,410)   (544,222)   (630,290)
                               -----------  -----------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (942,110)     115,614    (751,483)   (331,088)
                               -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   4,810,867    4,559,202   1,794,627   1,940,752
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,209,806)  (2,422,726)   (631,112)   (685,072)
                               -----------  -----------  ----------  ----------
Net increase from unit
 transactions.................   2,601,061    2,136,476   1,163,515   1,255,680
                               -----------  -----------  ----------  ----------
Net increase in net assets....   1,658,951    2,252,090     412,032     924,592
Net assets beginning of year..   7,667,830    5,415,740   2,280,615   1,356,023
                               -----------  -----------  ----------  ----------
Net assets end of year*....... $ 9,326,781  $ 7,667,830  $2,692,647  $2,280,615
                               ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     685,392      489,437     188,306      92,361
Units issued during the year..     474,523      418,776     186,929     147,809
Units redeemed during the year    (218,193)    (222,821)    (66,140)    (51,864)
                               -----------  -----------  ----------  ----------
Units outstanding end of year.     941,722      685,392     309,095     188,306
                               ===========  ===========  ==========  ==========
----------
* Includes undistributed net
  investment income (loss) of: $ 3,633,112  $ 3,030,777  $  492,118  $  216,643
                               ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------
      High Yield                                        Growth and              Small Company
         Bond                   Growth                    Income                    Growth
      Subaccount              Subaccount                Subaccount                Subaccount
---------------------  ------------------------  ------------------------  -----------------------
   2001        2000        2001         2000         2001         2000         2001        2000
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$  125,688  $  67,253  $    23,055  $    92,062  $    37,891  $    (1,762) $   152,669  $   13,399
   (59,261)   (30,452)  (1,190,103)     335,051     (145,616)     127,577     (328,203)    300,547
    (3,248)   (59,167)    (953,565)  (1,366,719)    (651,045)    (133,650)     150,337    (382,937)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
    63,179    (22,366)  (2,120,613)    (939,606)    (758,770)      (7,835)     (25,197)    (68,991)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,568,635    625,103   11,205,567   12,169,766    5,148,141    4,219,677    3,362,375   3,220,981
  (405,194)  (225,076)  (4,638,585)  (4,551,670)  (1,746,492)  (1,436,042)  (1,476,779)   (966,838)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,163,441    400,027    6,566,982    7,618,096    3,401,649    2,783,635    1,885,596   2,254,143
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,226,620    377,661    4,446,369    6,678,490    2,642,879    2,775,800    1,860,399   2,185,152
   960,973    583,312   16,460,268    9,781,778    5,420,749    2,644,949    3,424,135   1,238,983
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$2,187,593  $ 960,973  $20,906,637  $16,460,268  $ 8,063,628  $ 5,420,749  $ 5,284,534  $3,424,135
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========
    95,559     56,344    1,396,706      762,612      447,828      219,728      210,319      77,266
   149,113     61,065    1,095,552    1,014,650      470,317      347,137      229,298     190,487
   (38,529)   (21,850)    (456,121)    (380,556)    (159,525)    (119,037)    (100,969)    (57,434)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
   206,143     95,559    2,036,137    1,396,706      758,620      447,828      338,648     210,319
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

$  218,058  $  92,370  $   100,435  $    77,380  $    32,934  $    (4,957) $   164,714  $   12,045
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                 STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                        MONY Custom Equity Master
                                              ----------------------------------------------------------------------------
                                                                      Enterprise Accumulation Trust
                                              ----------------------------------------------------------------------------
                                                       Equity                    Capital                  Multi-Cap
                                                       Income                 Appreciation                 Growth
                                                     Subaccount                Subaccount                Subaccount
                                              ------------------------  ------------------------  ------------------------
                                              For the year For the year For the year For the year For the year For the year
                                                 ended        ended        ended        ended        ended        ended
                                              December 31, December 31, December 31, December 31, December 31, December 31,
                                                  2001         2000         2001         2000         2001         2000
                                              ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)................  $   13,102   $    1,808  $    12,302   $  165,372  $   (18,637) $    (9,348)
 Net realized gain (loss) on investments.....       6,513      (21,235)    (496,675)     272,992   (1,405,665)    (329,948)
 Net change in unrealized appreciation
   (depreciation) of investments.............    (191,389)     100,153     (294,834)    (874,427)     521,072   (1,293,441)
                                               ----------   ----------  -----------   ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations...................    (171,774)      80,726     (779,207)    (436,063)    (903,230)  (1,632,737)
                                               ----------   ----------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units.....   1,407,091      940,041    2,693,407    2,906,900    4,393,997    6,921,663
 Net asset value of units redeemed or used
   to meet contract obligations..............    (388,858)    (611,966)  (1,134,462)    (945,123)  (1,771,818)  (1,087,507)
                                               ----------   ----------  -----------   ----------  -----------  -----------
Net increase from unit transactions..........   1,018,233      328,075    1,558,945    1,961,777    2,622,179    5,834,156
                                               ----------   ----------  -----------   ----------  -----------  -----------
Net increase in net assets...................     846,459      408,801      779,738    1,525,714    1,718,949    4,201,419
Net assets beginning of period...............   1,275,068      866,267    3,565,683    2,039,969    4,641,746      440,327
                                               ----------   ----------  -----------   ----------  -----------  -----------
Net assets end of period*....................  $2,121,527   $1,275,068  $ 4,345,421   $3,565,683  $ 6,360,695  $ 4,641,746
                                               ==========   ==========  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of period........     111,358       80,262      245,534      120,616      494,446       32,431
Units issued during the period...............     134,109       88,864      220,275      184,852      551,550      551,105
Units redeemed during the period.............     (37,120)     (57,768)     (94,492)     (59,934)    (227,203)     (89,090)
                                               ----------   ----------  -----------   ----------  -----------  -----------
Units outstanding end of period..............     208,347      111,358      371,317      245,534      818,793      494,446
                                               ==========   ==========  ===========   ==========  ===========  ===========
----------
* Includes undistributed net investment
  income (loss) of:                            $   14,319   $    1,217  $   175,477   $  163,175  $   (28,112) $    (9,475)
                                               ==========   ==========  ===========   ==========  ===========  ===========

** Commencementof operations


                      See notes to financial statements.

                           MONY Custom Equity Master
------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------
                              Worldwide         Emerging           Mid-Cap
        Balanced               Growth           Countries          Growth
       Subaccount            Subaccount        Subaccount        Subaccount
------------------------  ----------------- ----------------- -----------------
For the year For the year  For the period    For the period    For the period
   ended        ended       May 3, 2001**    May 24, 2001**    May 21, 2001**
December 31, December 31,      through           through           through
    2001         2000     December 31, 2001 December 31, 2001 December 31, 2001
------------ ------------ ----------------- ----------------- -----------------
 $   5,108     $    618        $   (75)         $   (148)         $   (169)
    (8,920)         110         (1,593)           (1,476)           (5,006)

     4,335        2,213          3,297             9,559            13,105
 ---------     --------        -------          --------          --------

       523        2,941          1,629             7,935             7,930
 ---------     --------        -------          --------          --------
   506,573      225,971         80,669           135,146           253,265

  (121,547)     (38,679)        (9,737)           (6,076)          (18,762)
 ---------     --------        -------          --------          --------
   385,026      187,292         70,932           129,070           234,503
 ---------     --------        -------          --------          --------
   385,549      190,233         72,561           137,005           242,433
   192,507        2,274              0                 0                 0
 ---------     --------        -------          --------          --------
 $ 578,056     $192,507        $72,561          $137,005          $242,433
 =========     ========        =======          ========          ========
    18,855          221              0                 0                 0
    52,973       22,491          9,247            15,154            34,505
   (12,727)      (3,857)        (1,098)             (721)           (2,570)
 ---------     --------        -------          --------          --------
    59,101       18,855          8,149            14,433            31,935
 =========     ========        =======          ========          ========

 $   5,726     $    618        $   (75)         $   (148)         $   (169)
 =========     ========        =======          ========          ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                           MONY Custom Equity Master
                                 --------------------------------------------
                                         Dreyfus                Dreyfus
                                          Stock                 Socially
                                          Index            Responsible Growth
                                        Subaccount             Subaccount
                                 -----------------------  -------------------
                                     2001        2000        2001      2000
                                 -----------  ----------  ---------  --------
  From operations:
   Net investment income (loss). $    69,547  $   50,646  $  (1,683) $  2,123
   Net realized gain (loss) on
     investments................    (394,027)     (5,117)   (89,879)    5,253
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................    (150,787)   (224,769)   (54,540)  (39,108)
                                 -----------  ----------  ---------  --------
  Net decrease in net assets
   resulting from operations....    (475,267)   (179,240)  (146,102)  (31,732)
                                 -----------  ----------  ---------  --------
  From unit transactions:
   Net proceeds from the
     issuance of units..........   5,257,148   3,060,428    770,425   379,358
   Net asset value of units
     redeemed or used to meet
     contract obligations.......  (1,251,894)   (360,740)  (176,215)  (49,349)
                                 -----------  ----------  ---------  --------
  Net increase from unit
   transactions.................   4,005,254   2,699,688    594,210   330,009
                                 -----------  ----------  ---------  --------
  Net increase in net assets....   3,529,987   2,520,448    448,108   298,277
  Net assets beginning of year..   2,656,799     136,351    389,294    91,017
                                 -----------  ----------  ---------  --------
  Net assets end of year*....... $ 6,186,786  $2,656,799  $ 837,402  $389,294
                                 ===========  ==========  =========  ========
  Unit transactions:
  Units outstanding beginning
   of year......................     272,935      12,662     39,772     8,243
  Units issued during the year..     598,841     294,965     93,353    36,266
  Units redeemed during the year    (145,421)    (34,692)   (22,212)   (4,737)
                                 -----------  ----------  ---------  --------
  Units outstanding end of year.     726,355     272,935    110,913    39,772
                                 ===========  ==========  =========  ========
  ----------
  *Includes undistributed net
   investment income of:         $   121,005  $   51,458  $   3,377  $  5,060
                                 ===========  ==========  =========  ========

                      See notes to financial statements.

                                  MONY Custom Equity Master
---------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products Funds                 Janus Aspen Series
-------------------------------------------------------------------  ------------------------

          VIP                   VIP II                VIP III               Aggressive
        Growth                Contrafund        Growth Opportunities          Growth
      Subaccount              Subaccount             Subaccount             Subaccount
----------------------  ----------------------  -------------------  ------------------------
   2001        2000        2001        2000        2001      2000        2001         2000
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$  123,802  $   11,857  $   59,853  $   26,972  $  (1,127) $  4,557  $   (13,700) $   292,907
  (449,044)    (27,656)   (250,137)    (38,064)   (78,125)  (10,516)  (2,027,594)    (268,611)
  (109,497)   (197,290)    (87,355)    (83,694)   (16,829)  (58,779)     211,003   (1,418,465)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
  (434,739)   (213,089)   (277,639)    (94,786)   (96,081)  (64,738)  (1,830,291)  (1,394,169)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 3,281,560   2,096,981   2,684,559   2,220,996    698,789   660,220    4,723,331    5,144,249
  (818,725)   (254,083)   (726,918)   (314,167)  (209,934)  (79,555)  (1,417,387)    (769,279)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,462,835   1,842,898   1,957,641   1,906,829    488,855   580,665    3,305,944    4,374,970
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,028,096   1,629,809   1,680,002   1,812,043    392,774   515,927    1,475,653    2,980,801
 1,687,137      57,328   1,928,752     116,709    549,559    33,632    3,386,064      405,263
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$3,715,233  $1,687,137  $3,608,754  $1,928,752  $ 942,333  $549,559  $ 4,861,717  $ 3,386,064
==========  ==========  ==========  ==========  =========  ========  ===========  ===========
   166,741       5,021     182,000      10,237     65,733     3,320      357,290       29,042
   377,843     184,034     286,751     200,127     95,149    71,044      714,405      386,534
   (96,644)    (22,314)    (78,797)    (28,364)   (28,665)   (8,631)    (221,230)     (58,286)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
   447,940     166,741     389,954     182,000    132,217    65,733      850,465      357,290
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

$  135,646  $   11,844  $   86,796  $   26,943  $   3,418  $  4,545  $   279,099  $   292,799
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                    MONY Custom Equity Master
                               ------------------------------------------------------------------------
                                                          Janus Aspen Series
                               -----------------------------------------------------------------------
                                                               Capital                Worldwide
                                      Balanced              Appreciation                Growth
                                     Subaccount              Subaccount               Subaccount
                               ----------------------  ----------------------  -----------------------
                                  2001        2000        2001        2000         2001        2000
                               ----------  ----------  ----------  ----------  -----------  ----------
From operations:
 Net investment income........ $   60,268  $   67,350  $   29,699  $   20,113  $     9,017  $  149,488
 Net realized loss on
   investments................   (105,414)    (22,956)   (586,101)     (4,558)    (908,964)    (70,248)
 Net change in unrealized
   depreciation of investments    (27,979)    (72,184)   (109,141)   (448,911)     (44,378)   (606,602)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net decrease in net assets
 resulting from operations....    (73,125)    (27,790)   (665,543)   (433,356)    (944,325)   (527,362)
                               ----------  ----------  ----------  ----------  -----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........  2,392,089   1,457,490   2,571,656   2,981,385    4,153,693   3,880,330
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (554,296)   (188,408)   (827,084)   (375,303)  (1,361,933)   (533,496)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase from unit
 transactions.................  1,837,793   1,269,082   1,744,572   2,606,082    2,791,760   3,346,834
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase in net assets....  1,764,668   1,241,292   1,079,029   2,172,726    1,847,435   2,819,472
Net assets beginning of year..  1,271,948      30,656   2,392,622     219,896    3,038,890     219,418
                               ----------  ----------  ----------  ----------  -----------  ----------
Net assets end of year*....... $3,036,616  $1,271,948  $3,471,651  $2,392,622  $ 4,886,325  $3,038,890
                               ==========  ==========  ==========  ==========  ===========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    122,793       2,882     222,664      16,682      275,632      16,721
Units issued during the year..    242,250     137,761     285,855     236,156      449,887     300,001
Units redeemed during the year    (56,454)    (17,850)    (94,494)    (30,174)    (151,956)    (41,090)
                               ----------  ----------  ----------  ----------  -----------  ----------
Units outstanding end of year.    308,589     122,793     414,025     222,664      573,563     275,632
                               ==========  ==========  ==========  ==========  ===========  ==========
----------
*Includes undistributed net
 investment income of:         $  127,885  $   67,617  $   50,133  $   20,434  $   158,449  $  149,432
                               ==========  ==========  ==========  ==========  ===========  ==========






                                          Total
                               --------------------------
                                   2001          2000
                               ------------  ------------
From operations:
 Net investment income........ $  4,797,753  $  5,565,970
 Net realized loss on
   investments................ $(13,919,725) $   (543,476)
 Net change in unrealized
   depreciation of investments $ (2,569,897) $(11,362,815)
                               ------------  ------------
Net decrease in net assets
 resulting from operations....  (11,691,869)   (6,340,321)
                               ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   89,608,277    76,478,745
 Net asset value of units
   redeemed or used to meet
   contract obligations....... $(32,811,606) $(25,075,837)
                               ------------  ------------
Net increase from unit
 transactions.................   56,796,671    51,402,908
                               ------------  ------------
Net increase in net assets....   45,104,802    45,062,587
Net assets beginning of year..   78,455,690    33,393,103
                               ------------  ------------
Net assets end of year*....... $123,560,492  $ 78,455,690
                               ============  ============
Unit transactions:
Units outstanding beginning
 of year......................
Units issued during the year..
Units redeemed during the year

Units outstanding end of year.

----------
*Includes undistributed net
 investment income of:         $ 11,375,991  $  6,578,238
                               ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2001 aggregated $22,782,959.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $32,229 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
   -------------------------------------          -------------- -----------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............  $ 1,154,583   $  449,013
   Long Term Bond Portfolio......................    1,789,558      536,090
   Government Securities Portfolio...............    1,417,245      451,681
   Money Market Portfolio........................   12,089,835    8,109,988

   Enterprise Accumulation Trust
   Equity Portfolio..............................    6,303,306    2,381,061
   Small Company Value Portfolio.................    6,373,904    2,466,599
   Managed Portfolio.............................    5,524,221    2,951,563
   International Growth Portfolio................    1,886,564      731,192
   High Yield Bond Portfolio.....................    1,710,567      552,063
   Growth Portfolio..............................   12,508,919    6,002,296
   Growth and Income Portfolio...................    5,468,624    2,089,231
   Small Company Growth Portfolio................    3,655,783    1,783,938
   Equity Income Portfolio.......................    1,516,718      503,997
   Capital Appreciation Portfolio................    2,945,149    1,399,431
   Multi-Cap Growth Portfolio....................    4,859,845    2,255,822
   Balanced Portfolio............................      522,063      138,160
   Worldwide Growth Portfolio....................       83,910       13,041
   Emerging Countries Portfolio..................      145,290       16,346
   Mid-Cap Growth Portfolio......................      258,323       23,952

   Dreyfus
   Dreyfus Stock Index Fund......................    5,555,238    1,564,497
   Dreyfus Socially Responsible Growth Fund, Inc.      833,435      241,350

   Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio..........................    3,448,968      995,078
   VIP II Contrafund Portfolio...................    2,936,808      988,342
   VIP III Growth Opportunities Portfolio........      722,760      236,352

   Janus Aspen Series
   Aggressive Growth Portfolio...................    4,952,000    1,659,384
   Balanced Portfolio............................    2,631,988      801,204
   Capital Appreciation Portfolio................    2,954,775    1,220,035
   Worldwide Growth Portfolio....................    4,454,889    1,676,432

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                            For the period ended
                                                 At December 31, 2001         December 31, 2001
                                               ------------------------ ----------------------------
                                                                 Net    Investment
                                                          Unit  Assets    Income   Expense    Total
MONY Custom Equity Master Subaccounts            Units   Values (000s)    Ratio*   Ratio**  Return***
-------------------------------------          --------- ------ ------- ---------- -------  ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............   119,810 $11.65 $ 1,396    4.26%    0.35%      8.17%
Long Term Bond Subaccount.....................   209,209  11.20   2,343    3.73     0.35       5.96
Government Securities Subaccount..............   146,574  11.64   1,707    3.44     0.35       6.20
Money Market Subaccount.......................   649,426  11.45   7,435    3.41     0.35       3.43

Enterprise Accumulation Trust
Equity Subaccount.............................   887,133   8.91   7,909    0.00     0.35     (19.15)
Small Company Value Subaccount................   641,682  13.88   8,905    0.27     0.35       4.91
Managed Subaccount............................   941,722   9.90   9,327    2.25     0.35     (11.53)
International Growth Subaccount...............   309,095   8.71   2,693    0.73     0.35     (28.08)
High Yield Bond Subaccount....................   206,143  10.61   2,188    8.84     0.35       5.47
Growth Subaccount............................. 2,036,137  10.27  20,907    0.48     0.35     (12.89)
Growth and Income Subaccount..................   758,620  10.63   8,064    0.93     0.35     (12.15)
Small Company Growth Subaccount...............   338,648  15.60   5,285    0.00     0.35      (4.18)
Equity Income Subaccount......................   208,347  10.18   2,122    1.15     0.35     (11.09)
Capital Appreciation Subaccount...............   371,317  11.70   4,345    0.67     0.35     (19.42)
Multi-Cap Growth Subaccount...................   818,793   7.77   6,361    0.00     0.35     (17.25)
Balanced Subaccount...........................    59,101   9.78     578    1.85     0.35      (4.21)
Worldwide Growth Subaccount (1)...............     8,149   8.90      73    0.00(^)  0.35(^)  (11.00)
Emerging Countries Subaccount (2).............    14,433   9.49     137    0.00(^)  0.35(^)   (5.10)
Mid-Cap Growth Subaccount (3).................    31,935   7.59     242    0.00(^)  0.35(^)  (24.10)

Dreyfus
Dreyfus Stock Index Subaccount................   726,355   8.52   6,187    1.23     0.35     (12.44)
Dreyfus Socially Responsible Growth Subaccount   110,913   7.55     837    0.08     0.35     (22.88)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   447,940   8.29   3,715    0.00     0.35     (18.08)
VIP II Contrafund Subaccount..................   389,954   9.25   3,609    0.51     0.35     (12.74)
VIP III Growth Opportunities Subaccount.......   132,217   7.13     942    0.19     0.35     (14.71)

Janus Aspen Series
Aggressive Growth Subaccount..................   850,465   5.72   4,862    0.00     0.35     (39.66)
Balanced Subaccount...........................   308,589   9.84   3,037    3.22     0.35      (5.02)
Capital Appreciation Subaccount...............   414,025   8.39   3,472    1.38     0.35     (21.95)
Worldwide Growth Subaccount...................   573,563   8.52   4,886    0.58     0.35     (22.76)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 3, 2001 (commencement of operations) through December 31, 2001.
(2)For the period May 24, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                    MONY Custom Estate Master
                               -------------------------------------------------------------------
                                                                             Enterprise Accumulation
                                          MONY Series Fund, Inc.                     Trust
                               --------------------------------------------- ---------------------
                                                                                           Small
                               Intermediate Long Term  Government   Money                 Company
                                Term Bond      Bond    Securities   Market     Equity      Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------ ---------- ---------- ---------- ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     24,389      23,998     19,505   1,062,755    43,425       47,933
                                 ========    ========   ========  ========== =========   ==========
Investments at cost...........   $263,209    $306,315   $216,220  $1,062,755 $ 945,267   $1,084,536
                                 ========    ========   ========  ========== =========   ==========
Investments in respective
  Funds, at net asset value...   $274,870    $321,096   $223,523  $1,062,755 $ 752,992   $  939,008
Amount due from MONY America..          0           0          0           0       361          542
Amount due from respective
  Funds.......................        200         221        114          89       408           83
                                 --------    --------   --------  ---------- ---------   ----------
       Total assets...........    275,070     321,317    223,637   1,062,844   753,761      939,633
                                 --------    --------   --------  ---------- ---------   ----------
         LIABILITIES
Amount due to MONY America....        248         276        153         271       538          240
Amount due to respective Funds          0           0          0           0       361          542
                                 --------    --------   --------  ---------- ---------   ----------
       Total liabilities......        248         276        153         271       899          782
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Net assets consist of:
  Contractholders' net
   payments...................   $249,109    $284,958   $206,921  $1,000,271 $ 903,698   $  868,256
  Undistributed net
   investment income..........     20,103      27,243      8,939      62,302   235,799      277,739
  Accumulated net realized
   gain (loss) on investments.     (6,051)     (5,941)       321           0  (194,360)     (61,616)
  Net unrealized appreciation
   (depreciation) of
   investments................     11,661      14,781      7,303           0  (192,275)    (145,528)
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Number of units outstanding*..     23,432      27,875     19,126      92,971    85,310       71,640
                                 --------    --------   --------  ---------- ---------   ----------
Net asset value per unit
  outstanding*................   $  11.73    $  11.52   $  11.68  $    11.43 $    8.83   $    13.11
                                 ========    ========   ========  ========== =========   ==========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                      MONY Custom Estate Master
                               ----------------------------------------------------------------------
                                                    Enterprise Accumulation Trust
                               ----------------------------------------------------------------------
                                                                                              Small
                                           International High Yield             Growth and   Company
                                Managed       Growth        Bond      Growth      Income      Growth
                               Subaccount   Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                               ----------  ------------- ---------- ----------  ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     66,679       58,817      81,751     562,790     255,690     90,186
                               ==========    =========    ========  ==========  ==========   ========
Investments at cost........... $1,492,050    $ 309,692    $377,942  $3,182,997  $1,532,160   $715,867
                               ==========    =========    ========  ==========  ==========   ========
Investments in respective
  Funds, at net asset value... $1,306,914    $ 254,678    $354,799  $2,932,138  $1,383,284   $709,761
Amount due from MONY America..        849          444           0      11,483       4,763        624
Amount due from respective
  Funds.......................        339           76          65         902         340         60
                               ----------    ---------    --------  ----------  ----------   --------
       Total assets...........  1,308,102      255,198     354,864   2,944,523   1,388,387    710,445
                               ----------    ---------    --------  ----------  ----------   --------
         LIABILITIES
Amount due to MONY America....        561          119         126       1,405         575        179
Amount due to respective Funds        849          444           0      11,483       4,763        624
                               ----------    ---------    --------  ----------  ----------   --------
       Total liabilities......      1,410          563         126      12,888       5,338        803
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Net assets consist of:
  Contractholders' net
   payments................... $1,400,415    $ 545,460    $344,292  $3,246,419  $1,489,645   $662,286
  Undistributed net
   investment income (loss)...    499,505      112,474      41,118      16,255       5,868     21,546
  Accumulated net realized
   gain (loss) on investments.   (408,092)    (348,285)     (7,529)    (80,180)     36,412     31,916
  Net unrealized appreciation
   (depreciation) of
   investments................   (185,136)     (55,014)    (23,143)   (250,859)   (148,876)    (6,106)
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Number of units outstanding*..    133,735       31,108      33,604     293,534     132,155     46,743
                               ----------    ---------    --------  ----------  ----------   --------
Net asset value per unit
  outstanding*................ $     9.77    $    8.19    $  10.56  $     9.99  $    10.47   $  15.18
                               ==========    =========    ========  ==========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Estate Master
------------------------------------------------------------------------------
             Enterprise Accumulation Trust
-------------------------------------------------------
                                                                      Dreyfus
                                                          Dreyfus    Socially
  Equity     Capital    Multi-Cap              Mid-Cap     Stock    Responsible
  Income   Appreciation   Growth    Balanced    Growth     Index      Growth
Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ------------ ---------- ---------- ---------- ---------- -----------
  148,821      78,366      63,742     31,950     4,899      27,756      1,579
 ========    ========   =========   ========   =======    ========    =======
 $787,948    $528,723   $ 610,383   $159,281   $32,282    $875,192    $48,298
 ========    ========   =========   ========   =======    ========    =======
 $747,079    $445,902   $ 537,346   $155,275   $37,624    $814,909    $42,114
      361         741         651         18         0         100         24
      148         128         100         29         0      30,694      4,601
 --------    --------   ---------   --------   -------    --------    -------
  747,588     446,771     538,097    155,322    37,624     845,703     46,739
 --------    --------   ---------   --------   -------    --------    -------
      274         203         191         55         6      30,829      4,609
      361         741         651         18         0         100         24
 --------    --------   ---------   --------   -------    --------    -------
      635         944         842         73         6      30,929      4,633
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
 $784,911    $514,050   $ 727,058   $158,759   $32,385    $883,507    $49,510
    4,957      14,343      (2,139)     2,360       (36)     15,322        (19)
   (2,046)        255    (114,627)    (1,864)      (73)    (23,772)    (1,201)
  (40,869)    (82,821)    (73,037)    (4,006)    5,342     (60,283)    (6,184)
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
   74,868      41,343      73,588     15,884     4,146      96,211      5,786
 --------    --------   ---------   --------   -------    --------    -------
 $   9.98    $  10.78   $    7.30   $   9.77   $  9.07    $   8.47    $  7.28
 ========    ========   =========   ========   =======    ========    =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                                 MONY Custom Estate Master
                               ---------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance
                                         Products Funds                         Janus Aspen Series
                               ----------------------------------  --------------------------------------------
                                                        VIP III
                                  VIP       VIP II      Growth     Aggressive              Capital    Worldwide
                                 Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
           ASSETS
Shares held in respective
 Funds........................    13,290     16,472       4,238       14,744     16,883      17,149      20,532
                                ========   ========     =======    =========   ========    ========    ========
Investments at cost...........  $487,856   $344,489     $62,152    $ 580,563   $391,139    $451,508    $656,371  $17,505,195
                                ========   ========     =======    =========   ========    ========    ========  ===========
Investments in respective
 Funds, at net asset value....  $444,957   $330,420     $64,033    $ 324,084   $381,046    $355,331    $585,971  $15,781,909
Amount due from MONY America..        85         16           0           53         52          36          74       21,277
Amount due from respective
 Funds........................     3,539      3,810           0        5,226      3,451         915       1,204       56,742
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total assets............   448,581    334,246      64,033      329,363    384,549     356,282     587,249   15,859,928
                                --------   --------     -------    ---------   --------    --------    --------  -----------
         LIABILITIES
Amount due to MONY America....     3,615      3,864          11        5,280      3,517         974       1,302       59,421
Amount due to respective Funds        85         16           0           53         52          36          74       21,277
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total liabilities.......     3,700      3,880          11        5,333      3,569       1,010       1,376       80,698
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Net assets consist of:
 Contractholders' net payments  $487,118   $358,829     $69,289    $ 683,880   $384,847    $492,395    $716,102  $17,544,370
 Undistributed net investment
   income.....................    34,713      7,682         428       20,099     14,299       5,433      12,376    1,458,709
 Accumulated net realized
   loss on investments........   (34,051)   (22,076)     (7,576)    (123,470)    (8,073)    (46,379)    (72,205)  (1,500,563)
 Net unrealized appreciation
   (depreciation) of
   investments................   (42,899)   (14,069)      1,881     (256,479)   (10,093)    (96,177)    (70,400)  (1,723,286)
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Number of units outstanding*..    55,001     38,388       8,809       68,394     39,425      44,723      78,108
                                --------   --------     -------    ---------   --------    --------    --------
Net asset value per unit
 outstanding*.................  $   8.09   $   8.61     $  7.27    $    4.74   $   9.66    $   7.94    $   7.50
                                ========   ========     =======    =========   ========    ========    ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------------
                               Intermediate Long Term  Government   Money               Small Company
                                Term Bond      Bond    Securities   Market     Equity       Value      Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- ---------- ------------- ----------
Dividend income...............   $ 9,277     $12,405     $5,756    $32,201   $       0    $   1,900   $  27,486
Distribution from net
  realized gains..............         0           0          0          0     112,894      192,223      65,765
Mortality and expense risk
  charges.....................      (758)       (976)      (582)    (3,126)     (2,139)      (2,482)     (4,190)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net investment income.........     8,519      11,429      5,174     29,075     110,755      191,641      89,061
                                 -------     -------     ------    -------   ---------    ---------   ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       837       2,995        944          0    (164,469)     (64,006)   (267,690)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,591       1,315      2,787          0     (57,907)     (91,442)     33,588
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net realized and unrealized
  gain (loss) on investments..     7,428       4,310      3,731          0    (222,376)    (155,448)   (234,102)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $15,947     $15,739     $8,905    $29,075   $(111,621)   $  36,193   $(145,041)
                                 =======     =======     ======    =======   =========    =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                           MONY Custom Estate Master
                                    --------------------------------------
                                         Enterprise Accumulation Trust
                                    --------------------------------------
                                    International  High Yield
                                       Growth         Bond        Growth
                                     Subaccount    Subaccount   Subaccount
                                    ------------- ------------ ------------
                                    For the year  For the year For the year
                                        ended        ended        ended
                                    December 31,  December 31, December 31,
                                        2001          2001         2001
                                    ------------- ------------ ------------
     Dividend income...............   $   1,651     $ 26,798    $  12,756
     Distribution from net
       realized gains..............      25,576            0            0
     Mortality and expense risk
       charges.....................      (1,763)      (1,060)      (9,041)
                                      ---------     --------    ---------
     Net investment income (loss)..      25,464       25,738        3,715
                                      ---------     --------    ---------
     Realized and unrealized gain
       (loss) on investments:
       Net realized gain (loss) on
        investments................    (354,826)      (4,099)    (141,952)
       Net change in unrealized
        appreciation
        (depreciation) of
        investments................     126,672       (8,004)    (193,933)
                                      ---------     --------    ---------
     Net realized and unrealized
       gain (loss) on investments..    (228,154)     (12,103)    (335,885)
                                      ---------     --------    ---------
     Net increase (decrease) in
       net assets resulting from
       operations..................   $(202,690)    $ 13,635    $(332,170)
                                      =========     ========    =========

----------
** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
 Growth and  Small Company    Equity      Capital     Multi-Cap                     Mid-Cap
   Income       Growth        Income    Appreciation    Growth      Balanced        Growth
 Subaccount   Subaccount    Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
------------ ------------- ------------ ------------ ------------ ------------ -----------------
For the year For the year  For the year For the year For the year For the year  For the period
   ended         ended        ended        ended        ended        ended      July 20, 2001**
December 31, December 31,  December 31, December 31, December 31, December 31,      through
    2001         2001          2001         2001         2001         2001     December 31, 2001
------------ ------------- ------------ ------------ ------------ ------------ -----------------
 $  10,977     $  9,330      $  6,840     $  2,634     $      0     $ 2,283         $    0
         0       12,453             0            0            0           0              0
    (4,214)      (1,928)       (2,245)      (1,352)      (1,543)       (504)           (36)
 ---------     --------      --------     --------     --------     -------         ------
     6,763       19,855         4,595        1,282       (1,543)      1,779            (36)
 ---------     --------      --------     --------     --------     -------         ------
       227      (20,677)       (1,169)     (24,186)     (93,030)     (1,842)           (73)
  (155,378)        (215)      (78,549)     (53,406)      14,384      (5,234)         5,342
 ---------     --------      --------     --------     --------     -------         ------
  (155,151)     (20,892)      (79,718)     (77,592)     (78,646)     (7,076)         5,269
 ---------     --------      --------     --------     --------     -------         ------
 $(148,388)    $ (1,037)     $(75,123)    $(76,310)    $(80,189)    $(5,297)        $5,233
 =========     ========      ========     ========     ========     =======         ======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                            MONY Custom Estate Master
                                            ------------------------
                                                           Dreyfus
                                             Dreyfus      Socially
                                              Stock      Responsible
                                              Index        Growth
                                            Subaccount   Subaccount
                                            ----------   -----------
             Dividend income...............  $  6,615      $    24
             Distribution from net
               realized gains..............     4,045            0
             Mortality and expense risk
               charges.....................    (1,802)        (103)
                                             --------      -------
             Net investment income (loss)..     8,858          (79)
                                             --------      -------
             Realized and unrealized gain
               (loss) on investments:
               Net realized loss on
                investments................   (32,068)      (1,308)
               Net change in unrealized
                appreciation
                (depreciation) of
                investments................   (31,793)      (5,344)
                                             --------      -------
             Net realized and unrealized
               loss on investments.........   (63,861)      (6,652)
                                             --------      -------
             Net decrease in net assets
               resulting from operations...  $(55,003)     $(6,731)
                                             ========      =======

                      See notes to financial statements.

                                  MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
-----------------------------------------  --------------------------------------------
                              VIP III
   VIP          VIP II        Growth       Aggressive              Capital    Worldwide
  Growth      Contrafund   Opportunities     Growth    Balanced  Appreciation   Growth
Subaccount    Subaccount    Subaccount     Subaccount Subaccount  Subaccount  Subaccount    Total
----------    ----------   -------------   ---------- ---------- ------------ ---------- -----------
 $      0      $    798       $    57      $       0   $  9,616    $  4,287    $  2,570  $   186,261
   16,394         3,195             0              0          0           0           0      432,545
     (980)         (781)         (117)        (1,142)    (1,030)     (1,064)     (1,392)     (46,350)
 --------      --------       -------      ---------   --------    --------    --------  -----------
   15,414         3,212           (60)        (1,142)     8,586       3,223       1,178      572,456
 --------      --------       -------      ---------   --------    --------    --------  -----------
  (30,853)      (17,022)       (6,442)      (100,713)    (6,198)    (45,829)    (69,838)  (1,443,287)
  (18,673)       (8,806)        5,294        (75,020)    (4,767)    (31,935)    (18,603)    (643,036)
 --------      --------       -------      ---------   --------    --------    --------  -----------
  (49,526)      (25,828)       (1,148)      (175,733)   (10,965)    (77,764)    (88,441)  (2,086,323)
 --------      --------       -------      ---------   --------    --------    --------  -----------
 $(34,112)     $(22,616)      $(1,208)     $(176,875)  $ (2,379)   $(74,541)   $(87,263) $(1,513,867)
 ========      ========       =======      =========   ========    ========    ========  ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                MONY Custom Estate Master
                               ----------------------------------------------------------
                                                 MONY Series Fund, Inc.
                               ----------------------------------------------------------
                                  Intermediate          Long Term          Government
                                    Term Bond             Bond             Securities
                                   Subaccount          Subaccount          Subaccount
                               ------------------  ------------------  ------------------
                                 2001      2000      2001      2000      2001      2000
                               --------  --------  --------  --------  --------  --------
From operations:
 Net investment income........ $  8,519  $  8,078  $ 11,429  $ 11,265  $  5,174  $  3,548
 Net realized gain (loss) on
   investments................      837    (6,320)    2,995    (6,902)      944      (358)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    6,591     8,287     1,315    20,868     2,787     4,259
                               --------  --------  --------  --------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................   15,947    10,045    15,739    25,231     8,905     7,449
                               --------  --------  --------  --------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........  121,623    69,042   110,478    93,945   129,023    58,595
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (14,261)  (17,826)  (16,761)  (20,887)  (20,232)  (10,185)
                               --------  --------  --------  --------  --------  --------
Net increase from unit
 transactions.................  107,362    51,216    93,717    73,058   108,791    48,410
                               --------  --------  --------  --------  --------  --------
Net increase in net assets....  123,309    61,261   109,456    98,289   117,696    55,859
Net assets beginning of year..  151,513    90,252   211,585   113,296   105,788    49,929
                               --------  --------  --------  --------  --------  --------
Net assets end of year*....... $274,822  $151,513  $321,041  $211,585  $223,484  $105,788
                               ========  ========  ========  ========  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................   13,970     8,951    19,459    12,005     9,616     4,962
Units issued during the year..   10,713     6,944     9,902     9,581    11,337     5,630
Units redeemed during the year   (1,251)   (1,925)   (1,486)   (2,127)   (1,827)     (976)
                               --------  --------  --------  --------  --------  --------
Units outstanding end of year.   23,432    13,970    27,875    19,459    19,126     9,616
                               ========  ========  ========  ========  ========  ========
----------
*  Includes undistributed net
   investment income of:       $ 20,103  $ 11,584  $ 27,243  $ 15,814  $  8,939  $  3,765
                               ========  ========  ========  ========  ========  ========

                      See notes to financial statements.

                                 MONY Custom Estate Master
------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                    Enterprise Accumulation Trust
-----------------------  -----------------------------------------------------------------
         Money                                    Small Company
         Market                 Equity                Value                 Managed
       Subaccount             Subaccount            Subaccount            Subaccount
-----------------------  --------------------  -------------------  ----------------------
   2001         2000        2001       2000       2001      2000       2001        2000
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$   29,075  $    28,359  $ 110,755  $ 113,323  $ 191,641  $ 73,579  $   89,061  $  338,605
         0            0   (164,469)   (28,343)   (64,006)     (263)   (267,690)   (134,537)
         0            0    (57,907)  (145,922)   (91,442)  (63,235)     33,588    (177,115)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    29,075       28,359   (111,621)   (60,942)    36,193    10,081    (145,041)     26,953
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------

  .728,578    1,521,896    477,191    461,229    604,594   284,379     570,513     672,643
  (382,491)  (1,089,238)  (136,325)   (99,362)  (193,947)  (51,357)   (240,942)   (210,987)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   346,087      432,658    340,866    361,867    410,647   233,022     329,571     461,656
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   375,162      461,017    229,245    300,925    446,840   243,103     184,530     488,609
   687,411      226,394    523,617    222,692    492,011   248,908   1,122,162     633,553
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$1,062,573  $   687,411  $ 752,862  $ 523,617  $ 938,851  $492,011  $1,306,692  $1,122,162
==========  ===========  =========  =========  =========  ========  ==========  ==========

    62,215       21,669     47,999     19,286     39,371    20,346     101,675      58,038
    65,264      144,558     52,960     36,683     47,584    23,204      55,862      63,881
   (34,508)    (104,012)   (15,649)    (7,970)   (15,315)   (4,179)    (23,802)    (20,244)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    92,971       62,215     85,310     47,999     71,640    39,371     133,735     101,675
==========  ===========  =========  =========  =========  ========  ==========  ==========

$   62,302  $    33,227  $ 235,799  $ 125,044  $ 277,739  $ 86,098  $  499,505  $  410,444
==========  ===========  =========  =========  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                   MONY Custom Estate Master
                               ----------------------------------------------------------------
                                                 Enterprise Accumulation Trust
                               ----------------------------------------------------------------
                                   International         High Yield
                                      Growth                Bond                 Growth
                                    Subaccount           Subaccount            Subaccount
                               --------------------  ------------------  ----------------------
                                  2001       2000      2001      2000       2001        2000
                               ---------  ---------  --------  --------  ----------  ----------
From operations:
 Net investment income (loss). $  25,464  $  85,003  $ 25,738  $ 12,907  $    3,715  $   14,220
 Net realized gain (loss) on
   investments................  (354,826)     5,576    (4,099)   (2,889)   (141,952)     56,947
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   126,672   (208,098)   (8,004)  (14,167)   (193,933)   (193,209)
                               ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................  (202,690)  (117,519)   13,635    (4,149)   (332,170)   (122,042)
                               ---------  ---------  --------  --------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   213,313    932,282   136,219   199,934   1,370,112   1,615,028
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (680,712)   (33,141)  (17,790)  (23,785)   (484,138)   (420,591)
                               ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) from
 unit transactions............  (467,399)   899,141   118,429   176,149     885,974   1,194,437
                               ---------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets...................  (670,089)   781,622   132,064   172,000     553,804   1,072,395
Net assets beginning of year..   924,724    143,102   222,674    50,674   2,377,831   1,305,436
                               ---------  ---------  --------  --------  ----------  ----------
Net assets end of year*....... $ 254,635  $ 924,724  $354,738  $222,674  $2,931,635  $2,377,831
                               =========  =========  ========  ========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    81,241     10,372    22,259     4,921     207,436     104,634
Units issued during the year..    22,797     73,623    13,038    19,559     135,123     138,555
Units redeemed during the year   (72,930)    (2,754)   (1,693)   (2,221)    (49,025)    (35,753)
                               ---------  ---------  --------  --------  ----------  ----------
Units outstanding end of year.    31,108     81,241    33,604    22,259     293,534     207,436
                               =========  =========  ========  ========  ==========  ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $ 112,474  $  87,010  $ 41,118  $ 15,380  $   16,255  $   12,540
                               =========  =========  ========  ========  ==========  ==========

                      See notes to financial statements.

                             MONY Custom Estate Master
-----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
      Growth and           Small Company           Equity              Capital
        Income                 Growth              Income           Appreciation
      Subaccount             Subaccount          Subaccount          Subaccount
----------------------  -------------------  ------------------  ------------------
   2001        2000        2001      2000      2001      2000      2001      2000
----------  ----------  ---------  --------  --------  --------  --------  --------
$    6,763  $     (338) $  19,855  $  1,922  $  4,595  $    539  $  1,282  $ 13,253
       227      23,352    (20,677)   49,982    (1,169)   (1,533)  (24,186)   22,099
  (155,378)    (15,642)      (215)  (54,916)  (78,549)   37,495   (53,406)  (71,106)
----------  ----------  ---------  --------  --------  --------  --------  --------
  (148,388)      7,372     (1,037)   (3,012)  (75,123)   36,501   (76,310)  (35,754)
----------  ----------  ---------  --------  --------  --------  --------  --------

   615,720     710,182    308,148   380,985   294,056   224,800   228,751   246,195

   (96,462)   (143,383)  (101,786)  (76,917)  (56,682)  (61,854)  (47,772)  (36,448)
----------  ----------  ---------  --------  --------  --------  --------  --------
   519,258     566,799    206,362   304,068   237,374   162,946   180,979   209,747
----------  ----------  ---------  --------  --------  --------  --------  --------
   370,870     574,171    205,325   301,056   162,251   199,447   104,669   173,993
 1,012,179     438,008    504,317   203,261   584,702   385,255   341,158   167,165
----------  ----------  ---------  --------  --------  --------  --------  --------
$1,383,049  $1,012,179  $ 709,642  $504,317  $746,953  $584,702  $445,827  $341,158
==========  ==========  =========  ========  ========  ========  ========  ========
    84,930      36,957     31,839    13,029    52,118    36,431    25,495    10,726
    56,373      60,059     22,289    24,053    28,315    21,599    20,123    17,314
    (9,148)    (12,086)    (7,385)   (5,243)   (5,565)   (5,912)   (4,275)   (2,545)
----------  ----------  ---------  --------  --------  --------  --------  --------
   132,155      84,930     46,743    31,839    74,868    52,118    41,343    25,495
==========  ==========  =========  ========  ========  ========  ========  ========

$    5,868  $     (895) $  21,546  $  1,691  $  4,957  $    362  $ 14,343  $ 13,061
==========  ==========  =========  ========  ========  ========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MONY Custom Estate Master
                               -------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                               -------------------------------------------------------------------------
                                       Multi-Cap                                             Mid-Cap
                                        Growth                      Balanced                 Growth
                                      Subaccount                   Subaccount              Subaccount
                               ------------------------  -----------------------------  -----------------
                                 For the      For the      For the     For the period    For the period
                                year ended   year ended   year ended    May 4, 2000**    July 20, 2001**
                               December 31, December 31, December 31,      through           through
                                   2001         2000         2001     December 31, 2000 December 31, 2001
                               ------------ ------------ ------------ ----------------- -----------------
From operations:
 Net investment income (loss).  $  (1,543)   $    (588)    $  1,779       $    581           $   (36)
 Net realized gain (loss) on
   investments................    (93,030)     (21,632)      (1,842)           (22)              (73)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     14,384      (92,270)      (5,234)         1,228             5,342
                                ---------    ---------     --------       --------           -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (80,189)    (114,490)      (5,297)         1,787             5,233
                                ---------    ---------     --------       --------           -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    367,911      471,331       51,991        135,008            32,847
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (120,804)     (30,209)     (23,593)        (4,647)             (462)
                                ---------    ---------     --------       --------           -------
Net increase from unit
 transactions.................    247,107      441,122       28,398        130,361            32,385
                                ---------    ---------     --------       --------           -------
Net increase in net assets....    166,918      326,632       23,101        132,148            37,618
Net assets beginning of period    370,337       43,705      132,148              0                 0
                                ---------    ---------     --------       --------           -------
Net assets end of period*.....  $ 537,255    $ 370,337     $155,249       $132,148           $37,618
                                =========    =========     ========       ========           =======
Unit transactions:
Units outstanding beginning
 of period....................     41,974        3,425       12,953              0                 0
Units issued during the period     48,280       41,295        5,419         13,418             4,199
Units redeemed during the
 period.......................    (16,666)      (2,746)      (2,488)          (465)              (53)
                                ---------    ---------     --------       --------           -------
Units outstanding end of
 period.......................     73,588       41,974       15,884         12,953             4,146
                                =========    =========     ========       ========           =======
----------
* Includes undistributed net
  investment income (loss) of:  $  (2,139)   $    (596)    $  2,360       $    581           $   (36)
                                =========    =========     ========       ========           =======

**Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                                             Fidelity Variable Insurance Products Funds
                                                         --------------------------------------------------
      Dreyfus Stock              Dreyfus Socially                   VIP                     VIP II
          Index                 Responsible Growth                Growth                  Contrafund
       Subaccount                   Subaccount                  Subaccount                Subaccount
------------------------  -----------------------------  ------------------------  ------------------------
  For the      For the      For the     For the period     For the      For the      For the      For the
 year ended   year ended   year ended  January 7, 2000**  year ended   year ended   year ended   year ended
December 31, December 31, December 31,      through      December 31, December 31, December 31, December 31,
    2001         2000         2001     December 31, 2000     2001         2000         2001         2000
------------ ------------ ------------ ----------------- ------------ ------------ ------------ ------------

  $  8,858    $   6,158     $   (79)        $    60        $ 15,414    $  19,299     $  3,212     $  4,472
   (32,068)       8,269      (1,308)            107         (30,853)      (3,198)     (17,022)      (5,051)
   (31,793)     (29,727)     (5,344)           (840)        (18,673)     (24,389)      (8,806)      (5,913)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   (55,003)     (15,300)     (6,731)           (673)        (34,112)      (8,288)     (22,616)      (6,492)
  --------    ---------     -------         -------        --------    ---------     --------     --------

   637,921      427,677      37,499          17,935         342,423      326,830      265,021      126,806
   (71,878)    (157,747)     (3,607)         (2,317)        (53,307)    (138,678)     (21,761)     (21,990)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   566,043      269,930      33,892          15,618         289,116      188,152      243,260      104,816
  --------    ---------     -------         -------        --------    ---------     --------     --------
   511,040      254,630      27,161          14,945         255,004      179,864      220,644       98,324
   303,734       49,104      14,945               0         189,877       10,013      109,722       11,398
  --------    ---------     -------         -------        --------    ---------     --------     --------
  $814,774    $ 303,734     $42,106         $14,945        $444,881    $ 189,877     $330,366     $109,722
  ========    =========     =======         =======        ========    =========     ========     ========

    31,383        4,587       1,584               0          19,242          899       11,133        1,075
    73,554       41,292       4,668           1,804          41,783       29,616       29,923       12,265
    (8,726)     (14,496)       (466)           (220)         (6,024)     (11,273)      (2,668)      (2,207)
  --------    ---------     -------         -------        --------    ---------     --------     --------
    96,211       31,383       5,786           1,584          55,001       19,242       38,388       11,133
  ========    =========     =======         =======        ========    =========     ========     ========

  $ 15,322    $   6,464     $   (19)        $    60        $ 34,713    $  19,299     $  7,682     $  4,470
  ========    =========     =======         =======        ========    =========     ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                             MONY Custom Estate Master
                                              -------------------------------------------------------
                                               Fidelity Variable Insurance
                                                      Products Funds            Janus Aspen Series
                                              -----------------------------  ------------------------
                                                         VIP III
                                                          Growth                    Aggressive
                                                      Opportunities                   Growth
                                                        Subaccount                  Subaccount
                                              -----------------------------  ------------------------
                                                For the     For the period     For the      For the
                                               year ended  January 7, 2000**  year ended   year ended
                                              December 31,      through      December 31, December 31,
                                                  2001     December 31, 2000     2001         2000
                                              ------------ ----------------- ------------ ------------
From operations:
 Net investment income (loss)................   $    (60)       $   488       $  (1,142)   $  21,242
 Net realized loss on investments............     (6,442)        (1,134)       (100,713)     (22,761)
 Net change in unrealized appreciation
   (depreciation) of investments.............      5,294         (3,413)        (75,020)    (181,884)
                                                --------        -------       ---------    ---------
Net decrease in net assets resulting from
 operations..................................     (1,208)        (4,059)       (176,875)    (183,403)
                                                --------        -------       ---------    ---------
From unit transactions:
 Net proceeds from the issuance of units.....     51,855         34,723         194,015      579,283
 Net asset value of units redeemed or used
   to meet contract obligations..............    (10,251)        (7,038)        (64,202)     (35,432)
                                                --------        -------       ---------    ---------
Net increase from unit transactions..........     41,604         27,685         129,813      543,851
                                                --------        -------       ---------    ---------
Net increase (decrease) in net assets........     40,396         23,626         (47,062)     360,448
Net assets beginning of period...............     23,626              0         371,092       10,644
                                                --------        -------       ---------    ---------
Net assets end of period*....................   $ 64,022        $23,626       $ 324,030    $ 371,092
                                                ========        =======       =========    =========
Unit transactions:
Units outstanding beginning of period........      2,771              0          47,236          920
Units issued during the period...............      7,412          3,514          33,593       49,675
Units redeemed during the period.............     (1,374)          (743)        (12,435)      (3,359)
                                                --------        -------       ---------    ---------
Units outstanding end of period..............      8,809          2,771          68,394       47,236
                                                ========        =======       =========    =========
----------
*  Includes undistributed net investment
   income of:                                   $    428        $   488       $  20,099    $  21,241
                                                ========        =======       =========    =========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                             Janus Aspen Series
----------------------------------------------------------------------------

                                   Capital                  Worldwide
        Balanced                Appreciation                 Growth
       Subaccount                Subaccount                Subaccount                   Total
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
 year ended   year ended   year ended   year ended   year ended   year ended   year ended   year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

  $  8,586     $  5,581     $  3,223     $  2,209     $  1,178     $ 11,201   $   572,456  $   774,966
    (6,198)      (1,875)     (45,829)        (551)     (69,838)      (2,376)   (1,443,287)     (73,413)
    (4,767)      (5,708)     (31,935)     (64,501)     (18,603)     (53,444)     (643,036)  (1,333,362)
  --------     --------     --------     --------     --------     --------   -----------  -----------
    (2,379)      (2,002)     (74,541)     (62,843)     (87,263)     (44,619)   (1,513,867)    (631,809)
  --------     --------     --------     --------     --------     --------   -----------  -----------

   323,230       83,353      201,217      348,278      486,821      328,211     8,901,070   10,350,570
   (14,717)     (19,244)     (38,931)     (19,220)     (87,606)     (22,457)   (3,001,420)  (2,754,940)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   308,513       64,109      162,286      329,058      399,215      305,754     5,899,650    7,595,630
  --------     --------     --------     --------     --------     --------   -----------  -----------
   306,134       62,107       87,745      266,215      311,952      261,135     4,385,783    6,963,821
    74,846       12,739      267,527        1,312      273,921       12,786    11,393,447    4,429,626
  --------     --------     --------     --------     --------     --------   -----------  -----------
  $380,980     $ 74,846     $355,272     $267,527     $585,873     $273,921   $15,779,230  $11,393,447
  ========     ========     ========     ========     ========     ========   ===========  ===========

     7,358        1,220       26,280          105       28,219        1,107
    33,657        8,015       23,175       27,786       60,958       29,104
    (1,590)      (1,877)      (4,732)      (1,611)     (11,069)      (1,992)
  --------     --------     --------     --------     --------     --------
    39,425        7,358       44,723       26,280       78,108       28,219
  ========     ========     ========     ========     ========     ========
  $ 14,299     $  5,713     $  5,433     $  2,210     $ 12,376     $ 11,198   $ 1,458,709  $   886,253
  ========     ========     ========     ========     ========     ========   ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999, 2000 and 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 2001 aggregated $1,191,624.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $3,089 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                       Cost of Shares Acquired   Proceeds from
 MONY Custom Estate Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio...        $  144,238           $ 37,606
   Long Term Bond Portfolio...........           134,254             41,486
   Government Securities Portfolio....           134,956             26,722
   Money Market Portfolio.............           824,872            481,817

   Enterprise Accumulation Trust
   Equity Portfolio...................           524,033            185,244
   Small Company Value Portfolio......           735,773            327,514
   Managed Portfolio..................           811,918            486,460
   International Growth Portfolio.....           354,523            823,762
   High Yield Bond Portfolio..........           153,935             36,534
   Growth Portfolio...................         1,595,287            718,158
   Growth and Income Portfolio........           781,597            266,450
   Small Company Growth Portfolio.....           330,038            125,549

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)



                                               Cost of Shares Acquired   Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Equity Income Portfolio.......................         $316,112            $ 80,931
Capital Appreciation Portfolio................          246,655              66,997
Multi-Cap Growth Portfolio....................          397,750             152,143
Balanced Portfolio............................           57,684              29,781
Mid-Cap Growth Portfolio......................           32,846                 491

Dreyfus
Dreyfus Stock Index Fund......................          695,690             131,354
Dreyfus Socially Responsible Growth Fund, Inc.           37,575               3,780

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................          372,148              83,960
VIP II Contrafund Portfolio...................          315,309              72,790
VIP III Growth Opportunities Portfolio........           87,843              46,348

Janus Aspen Series
Aggressive Growth Portfolio...................          199,430              70,754
Balanced Portfolio............................          337,773              30,234
Capital Appreciation Portfolio................          250,437              89,191
Worldwide Growth Portfolio....................          532,935             135,050

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                      At December 31, 2001  For the period ended December 31, 2001
                                      --------------------- -------------------------------------
                                                      Net   Investment
                                               Unit  Assets   Income       Expense      Total
MONY Custom Estate Master Subaccounts  Units  Values (000s)   Ratio*       Ratio**    Return***
------------------------------------- ------- ------ ------ ----------     -------    ---------
  MONY Series Fund, Inc.
  Intermediate Term Bond Subaccount..  23,432 $11.73 $  275    4.28%        0.35%        8.11%
  Long Term Bond Subaccount..........  27,875  11.52    321    4.45         0.35         5.98
  Government Securities Subaccount...  19,126  11.68    223    3.46         0.35         6.18
  Money Market Subaccount............  92,971  11.43  1,063    3.61         0.35         3.44

  Enterprise Accumulation Trust
  Equity Subaccount..................  85,310   8.83    753    0.00         0.35       (19.07)
  Small Company Value Subaccount.....  71,640  13.11    939    0.27         0.35         4.88
  Managed Subaccount................. 133,735   9.77  1,307    2.30         0.35       (11.50)
  International Growth Subaccount....  31,108   8.19    255    0.33         0.35       (28.03)
  High Yield Bond Subaccount.........  33,604  10.56    355    8.85         0.35         5.60
  Growth Subaccount.................. 293,534   9.99  2,932    0.49         0.35       (12.83)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                               At December 31, 2001  For the period ended December 31, 2001
                                               --------------------- --------------------------------------
                                                               Net   Investment
                                                        Unit  Assets   Income      Expense       Total
MONY Custom Estate Master Subaccounts           Units  Values (000s)   Ratio*      Ratio**     Return***
-------------------------------------          ------- ------ ------ ----------    -------     ---------
Growth and Income Subaccount.................. 132,155 $10.47 $1,383    0.91%       0.35%       (12.16)%
Small Company Growth Subaccount...............  46,743  15.18    710    1.69        0.35         (4.17)
Equity Income Subaccount......................  74,868   9.98    747    1.07        0.35        (11.05)
Capital Appreciation Subaccount...............  41,343  10.78    446    0.68        0.35        (19.43)
Multi-Cap Growth Subaccount...................  73,588   7.30    537    0.00        0.35        (17.23)
Balanced Subaccount...........................  15,884   9.77    155    1.59        0.35         (4.22)
Mid-Cap Growth Subaccount (1).................   4,146   9.07     38    0.00(^)     0.35(^)      (9.30)

Dreyfus
Dreyfus Stock Index Subaccount................  96,211   8.47    815    1.28        0.35        (12.50)
Dreyfus Socially Responsible Growth Subaccount   5,786   7.28     42    0.08        0.35        (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  55,001   8.09    445    0.00        0.35        (18.03)
VIP II Contrafund Subaccount..................  38,388   8.61    330    0.36        0.35        (12.68)
VIP III Growth Opportunities Subaccount.......   8,809   7.27     64    0.17        0.35        (14.77)

Janus Aspen Series
Aggressive Growth Subaccount..................  68,394   4.74    324    0.00        0.35        (39.69)
Balanced Subaccount...........................  39,425   9.66    381    3.27        0.35         (5.01)
Capital Appreciation Subaccount...............  44,723   7.94    355    1.41        0.35        (22.00)
Worldwide Growth Subaccount...................  78,108   7.50    586    0.65        0.35        (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^) Annualized
(1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                                      Strategist
                                              ---------------------------------------------------------
                                                                MONY Series Fund, Inc.
                                              ---------------------------------------------------------
                                                Equity      Equity   Intermediate Long Term
                                                Growth      Income    Term Bond      Bond    Diversified
                                              Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                              ----------  ---------- ------------ ---------- -----------
                   ASSETS
Shares held in respective Funds..............     56,621     36,539      11,778       4,182      95,148
                                              ==========  =========    ========    ========  ==========
Investments at cost.......................... $1,496,608  $ 789,382    $125,949    $ 52,699  $1,587,617
                                              ==========  =========    ========    ========  ==========
Investments in respective Funds, at net
  asset value................................ $  911,604  $ 597,785    $132,724    $ 55,956  $1,055,188
Amount due from MONY America.................          5          8           0           0          81
Amount due from respective Funds.............         41         69          53           1         229
                                              ----------  ---------    --------    --------  ----------
       Total assets..........................    911,650    597,862     132,777      55,957   1,055,498
                                              ----------  ---------    --------    --------  ----------
                LIABILITIES
Amount due to MONY America...................        311        244          92          18         541
Amount due to respective Funds...............          5          8           0           0          81
                                              ----------  ---------    --------    --------  ----------
       Total liabilities.....................        316        252          92          18         622
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Net assets consist of:
  Contractholders' net payments.............. $   60,675  $(242,926)   $(63,249)   $(75,256) $ (336,155)
  Undistributed net investment income........  1,108,519    757,843     191,481     113,173   1,486,082
  Accumulated net realized gain (loss) on
   investments...............................    327,144    274,290      (2,322)     14,765     437,378
  Net unrealized appreciation (depreciation)
   of investments............................   (585,004)  (191,597)      6,775       3,257    (532,429)
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Number of units outstanding*.................     13,267      9,279       4,569       1,495      21,555
                                              ----------  ---------    --------    --------  ----------
Net asset value per unit outstanding*........ $    68.69  $   64.41    $  29.04    $  37.42  $    48.94
                                              ==========  =========    ========    ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                         Strategist                      MONYEquity Master
                                                   ----------------------  ----------------------------------------------
                                                      MONY
                                                     Series
                                                   Fund, Inc.                          MONY Series Fund, Inc.
                                                   ----------              ----------------------------------------------
                                                     Money                 Intermediate Long Term   Government   Money
                                                     Market                 Term Bond      Bond     Securities   Market
                                                   Subaccount    Total      Subaccount  Subaccount  Subaccount Subaccount
                                                   ---------- -----------  ------------ ----------  ---------- ----------
                     ASSETS
Shares held in respective Funds...................    53,545                   68,590      159,688     105,390  3,516,414
                                                    ========                 ========   ==========  ========== ==========
Investments at cost...............................  $ 53,545  $ 4,105,800    $744,631   $2,046,193  $1,159,343 $3,516,414
                                                    ========  ===========    ========   ==========  ========== ==========
Investments in respective Funds, at net asset
  value...........................................  $ 53,545  $ 2,806,802    $773,006   $2,136,624  $1,207,764 $3,516,414
Amount due from MONY America......................         0           94         324          225         583     11,098
Amount due from respective Funds..................         3          396         952          669         640      1,304
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total assets...............................    53,548    2,807,292     774,282    2,137,518   1,208,987  3,528,816
                                                    --------  -----------    --------   ----------  ---------- ----------
                   LIABILITIES
Amount due to MONY America........................        18        1,224       1,235        1,455       1,088      2,563
Amount due to respective Funds....................         0           94         324          225         583     11,098
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total liabilities..........................        18        1,318       1,559        1,680       1,671     13,661
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Net assets consist of:
  Contractholders' net payments...................  $(34,653) $  (691,564)   $637,239   $1,718,845  $1,001,373 $2,675,525
  Undistributed net investment income.............    88,183    3,745,281     122,024      355,645     131,518    839,630
  Accumulated net realized gain (loss) on
   investments....................................         0    1,051,255     (14,915)     (29,083)     26,004          0
  Net unrealized appreciation (depreciation) of
   investments....................................         0   (1,298,998)     28,375       90,431      48,421          0
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Number of units outstanding*......................     2,507                   52,904      129,500      84,169    262,179
                                                    --------                 --------   ----------  ---------- ----------
Net asset value per unit outstanding*.............  $  21.35                 $  14.61   $    16.49  $    14.34 $    13.41
                                                    ========                 ========   ==========  ========== ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONYEquity Master
------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
------------------------------------------------------------------------------------------
              Small Company               International High Yield              Growth and
   Equity         Value       Managed        Growth        Bond       Growth      Income
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount  Subaccount  Subaccount
------------  ------------- ------------  ------------- ----------  ----------  ----------
   2,114,647     1,632,584     4,634,640     2,142,164   1,050,650     560,634     466,873
============   ===========  ============   ===========  ==========  ==========  ==========
$ 59,170,767   $40,437,699  $124,396,553   $14,236,509  $5,074,337  $3,193,854  $2,845,893
============   ===========  ============   ===========  ==========  ==========  ==========
$ 36,667,986   $31,982,313  $ 90,838,950   $ 9,275,571  $4,559,819  $2,920,904  $2,525,782
      15,633        12,361        48,280         3,451         900           0           0
      27,627        22,743        50,993         4,137       1,318           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
  36,711,246    32,017,417    90,938,223     9,283,159   4,562,037   2,920,904   2,525,782
------------   -----------  ------------   -----------  ----------  ----------  ----------
      41,353        34,359        84,375         7,509       2,998       1,077         921
      15,633        12,361        48,280         3,451         900           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
      56,986        46,720       132,655        10,960       3,898       1,077         921
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
$ 37,724,725   $22,543,239  $ 77,311,028   $10,784,811  $4,060,343  $3,421,160  $2,891,346
  23,213,883    16,328,278    67,812,656     2,879,217   1,462,726       5,736       1,935
  (1,781,567)    1,554,566   (20,760,513)      569,109    (450,412)   (234,119)    (48,309)
 (22,502,781)   (8,455,386)  (33,557,603)   (4,960,938)   (514,518)   (272,950)   (320,111)
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
   1,924,485     1,233,590     4,331,427       697,861     301,483     354,433     292,641
------------   -----------  ------------   -----------  ----------  ----------  ----------
$      19.05   $     25.92  $      20.96   $     13.29  $    15.12  $     8.24  $     8.63
============   ===========  ============   ===========  ==========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                        MONYEquity Master
-                                                  ----------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                                   ----------------------------------------------------------
                                                     Capital                 Equity   Multi-Cap  Small Company
                                                   Appreciation  Balanced    Income     Growth      Growth
                                                    Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                                   ------------ ---------- ---------- ---------- -------------
                     ASSETS
Shares held in respective Funds...................     307,420     8,255     18,086     11,301       15,287
                                                    ==========   =======    =======    =======     ========
Investments at cost...............................  $2,146,847   $39,323    $92,850    $94,825     $109,145
                                                    ==========   =======    =======    =======     ========
Investments in respective Funds, at net asset
  value...........................................  $1,749,222   $40,118    $90,791    $95,270     $120,306
Amount due from MONY America......................           0         0          0          0            0
Amount due from respective Funds..................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total assets...............................   1,749,222    40,118     90,791     95,270      120,306
                                                    ----------   -------    -------    -------     --------
                   LIABILITIES
Amount due to MONY America........................         639        14         32         34           43
Amount due to respective Funds....................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total liabilities..........................         639        14         32         34           43
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Net assets consist of:
  Contractholders' net payments...................  $2,202,140   $39,254    $93,060    $96,216     $108,979
  Undistributed net investment income (loss)......      63,633       103        459       (231)       1,297
  Accumulated net realized loss on investments....    (119,565)      (48)      (701)    (1,194)      (1,174)
  Net unrealized appreciation (depreciation) of
   investments....................................    (397,625)      795     (2,059)       445       11,161
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Number of units outstanding*......................     235,606     3,988     10,033     10,617       11,867
                                                    ----------   -------    -------    -------     --------
Net asset value per unit outstanding*.............  $     7.42   $ 10.06    $  9.05    $  8.97     $  10.13
                                                    ==========   =======    =======    =======     ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                                                     Fidelity Variable Insurance
 Enterprise Accumulation Trust                                             Products Funds
-------------------------------                                 ------------------------------------
                                  Dreyfus         Dreyfus                                  VIP III
 Mid-Cap   Worldwide   Emerging    Stock          Socially        VIP II       VIP         Growth
  Growth     Growth   Countries    Index     Responsible Growth Contrafund    Growth    Opportunities
Subaccount Subaccount Subaccount Subaccount      Subaccount     Subaccount  Subaccount   Subaccount
---------- ---------- ---------- ----------  ------------------ ----------  ----------  -------------
   25,033     2,232      22,267     116,971         1,475           91,494      73,024         785
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $189,569   $20,667    $192,423  $4,101,448       $41,067       $2,111,653  $3,255,015     $11,654
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $192,253   $19,910    $211,979  $3,434,271       $39,345       $1,835,374  $2,444,835     $11,856
        0         0           0           0             0                0           0           0
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
  192,253    19,910     211,979   3,434,271        39,345        1,835,374   2,444,835      11,856
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $190,096   $20,860    $194,342  $4,201,367       $41,498       $2,171,477  $3,298,377     $11,738
     (174)      (63)       (511)     83,757           (92)          40,756     136,919         (23)
     (423)     (137)     (1,484)   (184,939)         (354)        (101,249)   (181,186)        (64)
    2,684      (757)     19,556    (667,177)       (1,722)        (276,279)   (810,180)        202
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
   24,674     2,244      22,654     437,449         4,617          223,575     352,343       1,294
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $   7.79   $  8.87    $   9.35  $     7.85       $  8.52       $     8.21  $     6.94     $  9.16
 ========   =======    ========  ==========       =======       ==========  ==========     =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                              MONYEquity Master
                                                        ------------------------------------------------------------
                                                                      Janus Aspen Series
                                                        ----------------------------------------------
                                                        Aggressive              Capital     Worldwide
                                                          Growth    Balanced  Appreciation    Growth
                                                        Subaccount Subaccount  Subaccount   Subaccount      Total
                                                        ---------- ---------- ------------ -----------  ------------
                        ASSETS
Shares held in respective Funds........................     6,759      5,485      169,695      126,979
                                                         ========   ========  ===========  ===========
Investments at cost....................................  $153,183   $125,178  $ 4,700,692  $ 4,864,545  $279,072,277
                                                         ========   ========  ===========  ===========  ============
Investments in respective Funds, at net asset value....  $148,552   $123,804  $ 3,516,090  $ 3,623,984  $204,103,093
Amount due from MONY America...........................         0          0            0            0        92,855
Amount due from respective Funds.......................         0          0            0            0       110,383
                                                         --------   --------  -----------  -----------  ------------
       Total assets....................................   148,552    123,804    3,516,090    3,623,984   204,306,331
                                                         --------   --------  -----------  -----------  ------------
                     LIABILITIES
Amount due to MONY America.............................        53         45        1,300        1,317       185,418
Amount due to respective Funds.........................         0          0            0            0        92,855
                                                         --------   --------  -----------  -----------  ------------
       Total liabilities...............................        53         45        1,300        1,317       278,273
                                                         --------   --------  -----------  -----------  ------------
Net assets.............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                         ========   ========  ===========  ===========  ============
Net assets consist of:
  Contractholders' net payments........................  $156,072   $124,359  $ 5,064,830  $ 5,403,786  $188,188,085
  Undistributed net investment income (loss)...........      (322)     1,697       44,964      188,856   113,714,273
  Accumulated net realized loss on investments.........    (2,620)      (923)    (410,402)    (729,414)  (22,905,116)
  Net unrealized depreciation of investments...........    (4,631)    (1,374)  (1,184,602)  (1,240,561)  (74,969,184)
                                                         --------   --------  -----------  -----------  ------------
Net assets.............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                         ========   ========  ===========  ===========  ============
Number of units outstanding*...........................    18,896     12,732      554,001      585,745
                                                         ========   ========  ===========  ===========
Net asset value per unit outstanding*..................  $   7.86   $   9.72  $      6.34  $      6.18
                                                         ========   ========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                      Strategist
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term
                                 Growth     Income    Term Bond      Bond    Diversified
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------ ---------- -----------
Dividend income............... $       0  $  11,092    $ 7,347      $2,943    $  12,822
Distribution from net
  realized gains..............   454,837     64,538          0           0      298,039
Mortality and expense risk
  charges.....................    (6,057)    (3,817)      (816)       (339)      (6,811)
                               ---------  ---------    -------      ------    ---------
Net investment income.........   448,780     71,813      6,531       2,604      304,050
                               ---------  ---------    -------      ------    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (19,379)      (193)       949         149      (25,016)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (659,196)  (150,969)     2,798         361     (482,236)
                               ---------  ---------    -------      ------    ---------
Net realized and unrealized
  gain (loss) on investments..  (678,575)  (151,162)     3,747         510     (507,252)
                               ---------  ---------    -------      ------    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(229,795) $ (79,349)   $10,278      $3,114    $(203,202)
                               =========  =========    =======      ======    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001



                                     Strategist                      MONYEquity Master
                               ----------------------  --------------------------------------------
                                  MONY
                                 Series
                               Fund, Inc.                         MONY Series Fund, Inc.
                               ----------              --------------------------------------------
                                 Money                 Intermediate Long Term  Government   Money
                                 Market                 Term Bond      Bond    Securities   Market
                               Subaccount    Total      Subaccount  Subaccount Subaccount Subaccount
                               ---------- -----------  ------------ ---------- ---------- ----------
Dividend income...............   $2,149   $    36,353    $39,051     $ 97,696   $48,403    $108,384
Distribution from net
  realized gains..............        0       817,414          0            0         0           0
Mortality and expense risk
  charges.....................     (341)      (18,181)    (6,281)     (15,705)   (8,499)    (22,054)
                                 ------   -----------    -------     --------   -------    --------
Net investment income (loss)..    1,808       835,586     32,770       81,991    39,904      86,330
                                 ------   -----------    -------     --------   -------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        0       (43,490)    (2,477)      12,648     5,512           0
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................        0    (1,289,242)    24,176       (2,066)   13,862           0
                                 ------   -----------    -------     --------   -------    --------
Net realized and unrealized
  gain (loss) on investments..        0    (1,332,732)    21,699       10,582    19,374           0
                                 ------   -----------    -------     --------   -------    --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $1,808   $  (497,146)   $54,469     $ 92,573   $59,278    $ 86,330
                                 ======   ===========    =======     ========   =======    ========

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------
              Small Company               International High Yield            Growth and   Capital
   Equity         Value       Managed        Growth        Bond      Growth     Income   Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount
------------  ------------- ------------  ------------- ---------- ---------- ---------- ------------
$          0   $    78,415  $  2,034,998   $    67,635  $ 384,053  $  12,779  $  21,664   $  10,890
   6,516,362     7,935,810     4,869,095     1,047,641          0          0          0           0
    (280,842)     (232,948)     (710,956)      (76,826)   (32,534)   (20,266)   (17,371)    (12,010)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
   6,235,520     7,781,277     6,193,137     1,038,450    351,519     (7,487)     4,293      (1,120)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
  (5,904,882)     (779,487)  (17,641,880)     (565,419)  (161,320)  (219,632)   (49,721)   (118,939)
  (8,825,778)   (5,674,660)     (733,208)   (4,062,151)    11,116   (203,693)  (268,988)   (221,421)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
 (14,730,660)   (6,454,147)  (18,375,088)   (4,627,570)  (150,204)  (423,325)  (318,709)   (340,360)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
$ (8,495,140)  $ 1,327,130  $(12,181,951)  $(3,589,120) $ 201,315  $(430,812) $(314,416)  $(341,480)
============   ===========  ============   ===========  =========  =========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                            MONYEquity Master
                               ---------------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------

                                                                Multi-Cap    Small Company      Mid-Cap
                                  Balanced     Equity Income      Growth         Growth         Growth
                                 Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                               -------------- --------------- -------------- -------------- ---------------
                               For the period For the period  For the period For the period For the period
                               May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**  June 12, 2001**
                                  through         through        through        through         through
                                December 31,   December 31,    December 31,   December 31,   December 31,
                                    2001           2001            2001           2001           2001
                               -------------- --------------- -------------- -------------- ---------------
Dividend income...............      $180          $   709        $     0        $     0         $    0
Distribution from net
  realized gains..............         0                0              0          1,512              0
Mortality and expense risk
  charges.....................       (77)            (250)          (231)          (215)          (174)
                                    ----          -------        -------        -------         ------
Net investment income (loss)..       103              459           (231)         1,297           (174)
                                    ----          -------        -------        -------         ------

Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................       (48)            (701)        (1,194)        (1,174)          (423)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       795           (2,059)           445         11,161          2,684
                                    ----          -------        -------        -------         ------
Net realized and unrealized
  gain (loss) on investments..       747           (2,760)          (749)         9,987          2,261
                                    ----          -------        -------        -------         ------
Net increase (decrease) in
  net assets resulting from
  operations..................      $850          $(2,301)       $  (980)       $11,284         $2,087
                                    ====          =======        =======        =======         ======

----------
** Commencement of operations

                      See notes to financial statements.

                                           MONYEquity Master
-------------------------------------------------------------------------------------------------------
Enterprise Accumulation Trust                                  Fidelity Variable Insurance Products Funds
-----------------------------                                  ----------------------------------------
                                 Dreyfus         Dreyfus
  Worldwide       Emerging        Stock          Socially         VIP II                  VIP III Growth
    Growth        Countries       Index     Responsible Growth  Contrafund    VIP Growth   Opportunities
  Subaccount     Subaccount     Subaccount      Subaccount      Subaccount    Subaccount    Subaccount
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
For the period For the period                 For the period                              For the period
May 25, 2001** June 08, 2001** For the year  June 08, 2001**   For the year  For the year June 12, 2001**
   through         through        ended          through          ended         ended         through
 December 31,   December 31,   December 31,    December 31,    December 31,  December 31,  December 31,
     2001           2001           2001            2001            2001          2001          2001
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
    $   0          $     0      $  35,028        $    22        $  11,995     $       0        $  0
        0                0         17,988              0           47,977       162,856           0
      (63)            (511)       (23,280)          (114)         (12,985)      (17,773)        (23)
    -----          -------      ---------        -------        ---------     ---------        ----
      (63)            (511)        29,736            (92)          46,987       145,083         (23)
    -----          -------      ---------        -------        ---------     ---------        ----

     (137)          (1,484)      (181,723)          (354)        (100,558)     (188,304)        (64)

     (757)          19,556       (295,886)        (1,722)        (186,008)     (435,811)        202
    -----          -------      ---------        -------        ---------     ---------        ----

     (894)          18,072       (477,609)        (2,076)        (286,566)     (624,115)        138
    -----          -------      ---------        -------        ---------     ---------        ----

    $(957)         $17,561      $(447,873)       $(2,168)       $(239,579)    $(479,032)       $115
    =====          =======      =========        =======        =========     =========        ====

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                          MONYEquity Master
                                --------------------------------------------------------------------
                                                  Janus Aspen Series
                                ------------------------------------------------------
                                  Aggressive                    Capital     Worldwide
                                    Growth        Balanced    Appreciation    Growth
                                  Subaccount     Subaccount    Subaccount   Subaccount     Total
                                -------------- -------------- ------------ ------------ ------------
                                For the period For the period
                                May 04, 2001** May 15, 2001** For the year For the year For the year
                                   through        through        ended        ended        ended
                                 December 31,   December 31,  December 31, December 31, December 31,
                                     2001           2001          2001         2001         2001
                                -------------- -------------- ------------ ------------ ------------
Dividend income................    $     0        $ 2,027      $  46,221   $    18,728  $  3,018,878
Distribution from net
  realized gains...............          0              0              0             0    20,599,241
Mortality and expense risk
  charges......................       (322)          (330)       (26,981)      (27,873)   (1,547,494)
                                   -------        -------      ---------   -----------  ------------
Net investment income (loss)...       (322)         1,697         19,240        (9,145)   22,070,625
                                   -------        -------      ---------   -----------  ------------
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (2,620)          (923)      (399,956)     (694,361)  (26,999,621)
  Net change in unrealized
   depreciation of investments.     (4,631)        (1,374)      (565,108)     (362,689)  (21,764,013)
                                   -------        -------      ---------   -----------  ------------
Net realized and unrealized
  loss on investments..........     (7,251)        (2,297)      (965,064)   (1,057,050)  (48,763,634)
                                   -------        -------      ---------   -----------  ------------
Net decrease in net assets
  resulting from operations....    $(7,573)       $  (600)     $(945,824)  $(1,066,195) $(26,693,009)
                                   =======        =======      =========   ===========  ============

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                            Strategist
                                                 ---------------------------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                 ---------------------------------------------------------------
                                                         Equity                 Equity           Intermediate
                                                         Growth                 Income             Term Bond
                                                       Subaccount             Subaccount          Subaccount
                                                 ----------------------  -------------------  ------------------
                                                    2001        2000        2001      2000      2001      2000
                                                 ----------  ----------  ---------  --------  --------  --------
From operations:
 Net investment income.......................... $  448,780  $  278,873  $  71,813  $110,293  $  6,531  $  7,821
 Net realized gain (loss) on investments........    (19,379)     62,141       (193)   17,362       949       984
 Net change in unrealized appreciation
   (depreciation) of investments................   (659,196)   (456,196)  (150,969)  (95,270)    2,798       855
                                                 ----------  ----------  ---------  --------  --------  --------
Net increase (decrease) in net assets resulting
 from operations................................   (229,795)   (115,182)   (79,349)   32,385    10,278     9,660
                                                 ----------  ----------  ---------  --------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units........     45,184      87,459     25,510    23,251     9,476    10,070
 Net asset value of units redeemed or used to
   meet contract obligations....................    (83,067)   (116,460)   (62,587)  (97,890)  (24,440)  (25,050)
                                                 ----------  ----------  ---------  --------  --------  --------
Net decrease from unit transactions.............    (37,883)    (29,001)   (37,077)  (74,639)  (14,964)  (14,980)
                                                 ----------  ----------  ---------  --------  --------  --------
Net decrease in net assets......................   (267,678)   (144,183)  (116,426)  (42,254)   (4,686)   (5,320)
Net assets beginning of year....................  1,179,012   1,323,195    714,036   756,290   137,371   142,691
                                                 ----------  ----------  ---------  --------  --------  --------
Net assets end of year*......................... $  911,334  $1,179,012  $ 597,610  $714,036  $132,685  $137,371
                                                 ==========  ==========  =========  ========  ========  ========
Unit transactions:
Units outstanding beginning of year.............     13,765      14,055      9,808    10,955     5,102     5,687
Units issued during the year....................        593         961        383       344       339       404
Units redeemed during the year..................     (1,091)     (1,251)      (912)   (1,491)     (872)     (989)
                                                 ----------  ----------  ---------  --------  --------  --------
Units outstanding end of year...................     13,267      13,765      9,279     9,808     4,569     5,102
                                                 ==========  ==========  =========  ========  ========  ========
----------
*  Includes undistributed net investment income
   of:                                           $1,108,519  $  659,739  $ 757,843  $686,030  $191,481  $184,950
                                                 ==========  ==========  =========  ========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                                     Strategist
                                              ---------------------------------------------------------------
                                                                  MONY Series Fund, Inc.
                                              --------------------------------------------------------------
                                                   Long Term                                     Money
                                                     Bond               Diversified             Market
                                                  Subaccount            Subaccount            Subaccount
                                              ------------------  ----------------------  ------------------
                                                2001      2000       2001        2000       2001      2000
                                              --------  --------  ----------  ----------  --------  --------
From operations:
 Net investment income....................... $  2,604  $  3,728  $  304,050  $  238,838  $  1,808  $  3,126
 Net realized gain (loss) on investments.....      149      (562)    (25,016)     51,448         0         0
 Net change in unrealized appreciation
   (depreciation) of investments.............      361     4,426    (482,236)   (388,928)        0         0
                                              --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations...................    3,114     7,592    (203,202)    (98,642)    1,808     3,126
                                              --------  --------  ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units.....    4,077     3,382      63,089      68,495     6,856    11,536
 Net asset value of units redeemed or used
   to meet contract obligations..............   (7,311)  (12,960)    (90,216)   (163,534)  (15,608)  (15,285)
                                              --------  --------  ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions................................   (3,234)   (9,578)    (27,127)    (95,039)   (8,752)   (3,749)
                                              --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets........     (120)   (1,986)   (230,329)   (193,681)   (6,944)     (623)
Net assets beginning of year.................   56,059    58,045   1,285,205   1,478,886    60,474    61,097
                                              --------  --------  ----------  ----------  --------  --------
Net assets end of year*...................... $ 55,939  $ 56,059  $1,054,876  $1,285,205  $ 53,530  $ 60,474
                                              ========  ========  ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year..........    1,583     1,884      22,078      23,596     2,923     3,115
Units issued during the year.................      112       104       1,204       1,124       325       571
Units redeemed during the year...............     (200)     (405)     (1,727)     (2,642)     (741)     (763)
                                              --------  --------  ----------  ----------  --------  --------
Units outstanding end of year................    1,495     1,583      21,555      22,078     2,507     2,923
                                              ========  ========  ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                 $113,173  $110,569  $1,486,082  $1,182,032  $ 88,183  $ 86,375
                                              ========  ========  ==========  ==========  ========  ========






                                                       Total
                                              -----------------------
                                                  2001        2000
                                              -----------  ----------
From operations:
 Net investment income....................... $   835,586  $  642,679
 Net realized gain (loss) on investments.....     (43,490)    131,373
 Net change in unrealized appreciation
   (depreciation) of investments.............  (1,289,242)   (935,113)
                                              -----------  ----------
Net increase (decrease) in net assets
 resulting from operations...................    (497,146)   (161,061)
                                              -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units.....     154,192     204,193
 Net asset value of units redeemed or used
   to meet contract obligations..............    (283,229)   (431,179)
                                              -----------  ----------
Net increase (decrease) from unit
 transactions................................    (129,037)   (226,986)
                                              -----------  ----------
Net increase (decrease) in net assets........    (626,183)   (388,047)
Net assets beginning of year.................   3,432,157   3,820,204
                                              -----------  ----------
Net assets end of year*...................... $ 2,805,974  $3,432,157
                                              ===========  ==========
Unit transactions:
Units outstanding beginning of year..........
Units issued during the year.................
Units redeemed during the year...............

Units outstanding end of year................

----------
*  Includes undistributed net investment
   income of:                                 $ 3,745,281  $2,909,695
                                              ===========  ==========

                      See notes to financial statements.

                                      MONYEquity Master
---------------------------------------------------------------------------------------------
                                    MONY Series Fund, Inc.
---------------------------------------------------------------------------------------------
  Intermediate Term          Long Term              Government                 Money
        Bond                   Bond                 Securities                Market
     Subaccount             Subaccount              Subaccount              Subaccount
--------------------  ----------------------  ---------------------  ------------------------
   2001       2000       2001        2000        2001        2000        2001         2000
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------

$  32,770  $  38,598  $   81,991  $  101,459  $   39,904  $  43,374  $    86,330  $   191,190

   (2,477)   (14,832)     12,648     (87,265)      5,512     (3,035)           0            0
   24,176     27,415      (2,066)    217,746      13,862     38,692            0            0
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   54,469     51,181      92,573     231,940      59,278     79,031       86,330      191,190
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  616,463    193,043   1,119,177     568,073     583,037    257,654    2,344,611    1,294,145
 (683,658)  (238,157)   (877,019)   (578,996)   (427,214)  (318,064)  (1,755,199)  (5,090,099)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (67,195)   (45,114)    242,158     (10,923)    155,823    (60,410)     589,412   (3,795,954)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (12,726)     6,067     334,731     221,017     215,101     18,621      675,742   (3,604,764)
  785,449    779,382   1,801,107   1,580,090     992,215    973,594    2,839,413    6,444,177
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$ 772,723  $ 785,449  $2,135,838  $1,801,107  $1,207,316  $ 992,215  $ 3,515,155  $ 2,839,413
=========  =========  ==========  ==========  ==========  =========  ===========  ===========
   57,926     61,590     115,225     116,016      73,181     78,201      218,192      521,637
   43,667     14,941      69,220      39,711      41,631     20,111      177,298      101,728
  (48,689)   (18,605)    (54,945)    (40,502)    (30,643)   (25,131)    (133,311)    (405,173)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   52,904     57,926     129,500     115,225      84,169     73,181      262,179      218,192
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

$ 122,024  $  89,254  $  355,645  $  273,654  $  131,518  $  91,614  $   839,630  $   753,300
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              MONYEquity Master
                               -------------------------------------------------------------------------------
                                                        Enterprise Accumulation Trust
                               -------------------------------------------------------------------------------
                                                                Small Company
                                         Equity                     Value                     Managed
                                       Subaccount                Subaccount                 Subaccount
                               -------------------------  ------------------------  --------------------------

                                 For the      For the       For the      For the      For the       For the
                                year ended   year ended    year ended   year ended   year ended    year ended
                               December 31, December 31,  December 31, December 31, December 31,  December 31,
                                   2001         2000          2001         2000         2001          2000
                               ------------ ------------  ------------ ------------ ------------  ------------
From operations:
 Net investment income (loss). $ 6,235,520  $ 12,349,729  $ 7,781,277  $ 5,355,062  $  6,193,137  $ 34,527,172
 Net realized gain (loss) on
   investments................  (5,904,882)    1,063,605     (779,487)     537,360   (17,641,880)  (12,834,329)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (8,825,778)  (16,165,777)  (5,674,660)  (5,340,803)     (733,208)  (21,071,846)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................  (8,495,140)   (2,752,443)   1,327,130      551,619   (12,181,951)      620,997
                               -----------  ------------  -----------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   9,120,670    15,842,887    6,225,860    9,299,035    18,104,797    24,790,165
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (7,516,644)  (12,496,872)  (5,338,349)  (7,796,451)  (18,051,765)  (35,903,892)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) from
 unit transactions............   1,604,026     3,346,015      887,511    1,502,584        53,032   (11,113,727)
                               -----------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets...................  (6,891,114)      593,572    2,214,641    2,054,203   (12,128,919)  (10,492,730)
Net assets beginning of period  43,545,374    42,951,802   29,756,056   27,701,853   102,934,487   113,427,217
                               -----------  ------------  -----------  -----------  ------------  ------------
Net assets end of period*..... $36,654,260  $ 43,545,374  $31,970,697  $29,756,056  $ 90,805,568  $102,934,487
                               ===========  ============  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning
 of period....................   1,841,869     1,709,190    1,198,930    1,135,497     4,328,542     4,803,230
Units issued during the period     469,871       581,314      246,311      381,367       838,678     1,077,541
Units redeemed during the
 period.......................    (387,255)     (448,635)    (211,651)    (317,934)     (835,793)   (1,552,229)
                               -----------  ------------  -----------  -----------  ------------  ------------
Units outstanding end of
 period.......................   1,924,485     1,841,869    1,233,590    1,198,930     4,331,427     4,328,542
                               ===========  ============  ===========  ===========  ============  ============
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $23,213,883  $ 16,978,363  $16,328,278  $ 8,547,001  $ 67,812,656  $ 61,619,519
                               ===========  ============  ===========  ===========  ============  ============

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
      International              High Yield                                             Growth and
         Growth                     Bond                      Growth                      Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
  For the      For the      For the      For the      For the    May 02, 2000**   For the    May 03, 2000**
 year ended   year ended   year ended   year ended   year ended     through      year ended     through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
$ 1,038,450  $ 1,186,996   $  351,519  $   356,375   $   (7,487)   $   13,223    $    4,293    $   (2,358)
   (565,419)     684,180     (161,320)    (239,852)    (219,632)      (14,487)      (49,721)        1,412
 (4,062,151)  (4,599,567)      11,116     (247,425)    (203,693)      (69,257)     (268,988)      (51,123)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,589,120)  (2,728,391)     201,315     (130,902)    (430,812)      (70,521)     (314,416)      (52,069)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
  2,492,352    5,052,941    1,225,691    1,151,968    1,276,711     3,117,826     1,146,214     2,184,853
 (2,356,358)  (3,526,808)    (802,842)  (1,219,321)    (834,101)     (139,276)     (340,977)      (98,744)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    135,994    1,526,133      422,849      (67,353)     442,610     2,978,550       805,237     2,086,109
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,453,126)  (1,202,258)     624,164     (198,255)      11,798     2,908,029       490,821     2,034,040
 12,725,325   13,927,583    3,933,975    4,132,230    2,908,029             0     2,034,040             0
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
$ 9,272,199  $12,725,325   $4,558,139  $ 3,933,975   $2,919,827    $2,908,029    $2,524,861    $2,034,040
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
    685,895      616,656      273,467      277,914      306,296             0       206,162             0
    170,269      246,790       81,541       78,252      152,167       321,154       124,767       215,920
   (158,303)    (177,551)     (53,525)     (82,699)    (104,030)      (14,858)      (38,288)       (9,758)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    697,861      685,895      301,483      273,467      354,433       306,296       292,641       206,162
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

$ 2,879,217  $ 1,840,767   $1,462,726  $ 1,111,207   $    5,736    $   13,223    $    1,935    $   (2,358)
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                  MONYEquity Master
                               ---------------------------------------------------------------------------------------
                                                            Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------------------
                                         Capital                                            Multi-Cap    Small Company
                                      Appreciation            Balanced     Equity Income      Growth         Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount     Subaccount
                               --------------------------  -------------- --------------- -------------- --------------
                                            For the period For the period For the period  For the period For the period
                               For the year May 03, 2000** May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**
                                  ended        through        through         through        through        through
                               December 31,  December 31,   December 31,   December 31,    December 31,   December 31,
                                   2001          2000           2001           2001            2001           2001
                               ------------ -------------- -------------- --------------- -------------- --------------
From operations:
 Net investment income (loss).  $   (1,120)       64,753      $   103         $   459        $   (231)      $  1,297
 Net realized loss
   on investments.............    (118,939)         (626)         (48)           (701)         (1,194)        (1,174)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (221,421)     (176,204)         795          (2,059)            445         11,161
                                ----------    ----------      -------         -------        --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................    (341,480)     (112,077)         850          (2,301)           (980)        11,284
                                ----------    ----------      -------         -------        --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     765,167     1,865,727       40,168          98,517         125,451        113,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (333,295)      (95,459)        (914)         (5,457)        (29,235)        (4,805)
                                ----------    ----------      -------         -------        --------       --------
Net increase from unit
 transactions.................     431,872     1,770,268       39,254          93,060          96,216        108,979
                                ----------    ----------      -------         -------        --------       --------
Net increase in net assets....      90,392     1,658,191       40,104          90,759          95,236        120,263
Net assets beginning of period   1,658,191             0            0               0               0              0
                                ----------    ----------      -------         -------        --------       --------
Net assets end of period*.....  $1,748,583    $1,658,191      $40,104         $90,759        $ 95,236       $120,263
                                ==========    ==========      =======         =======        ========       ========
Unit transactions:
Units outstanding beginning
 of period....................     179,274             0            0               0               0              0
Units issued during the period      99,878       189,063        4,081          10,644          13,659         12,390
Units redeemed during the
 period.......................     (43,546)       (9,789)         (93)           (611)         (3,042)          (523)
                                ----------    ----------      -------         -------        --------       --------
Units outstanding end of
 period.......................     235,606       179,274        3,988          10,033          10,617         11,867
                                ==========    ==========      =======         =======        ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   63,633    $   64,753      $   103         $   459        $   (231)      $  1,297
                                ==========    ==========      =======         =======        ========       ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Fidelity Variable
        Enterprise Accumulation Trust                                                         Insurance Products Funds
---------------------------------------------                                                --------------------------
    Mid-Cap       Worldwide       Emerging               Dreyfus           Dreyfus Socially            VIP II
    Growth          Growth        Countries            Stock Index            Responsible            Contrafund
  Subaccount      Subaccount     Subaccount            Subaccount          Growth Subaccount         Subaccount
--------------- -------------- --------------- --------------------------  ----------------- --------------------------
For the period  For the period For the period               For the period  For the period                For the period
June 12, 2001** May 25, 2001** June 08, 2001** For the year May 02, 2000**  June 08, 2001**  For the year May 03, 2000**
    through        through         through        ended        through          through         ended        through
 December 31,    December 31,   December 31,   December 31,  December 31,    December 31,    December 31,  December 31,
     2001            2001           2001           2001          2000            2001            2001          2000
--------------- -------------- --------------- ------------ -------------- ----------------- ------------ --------------

   $   (174)       $   (63)       $   (511)     $   29,736    $   54,021        $   (92)      $   46,987    $   (6,231)

       (423)          (137)         (1,484)       (181,723)       (3,216)          (354)        (100,558)         (691)
      2,684           (757)         19,556        (295,886)     (371,291)        (1,722)        (186,008)      (90,271)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
      2,087           (957)         17,561        (447,873)     (320,486)        (2,168)        (239,579)      (97,193)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------

    191,447         21,707         208,603       1,420,108     3,556,359         43,186          687,616     2,014,867
     (1,351)          (847)        (14,261)       (644,848)     (130,252)        (1,688)        (442,654)      (88,352)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    190,096         20,860         194,342         775,260     3,426,107         41,498          244,962     1,926,515
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    192,183         19,903         211,903         327,387         3,106         39,330            5,383     1,829,322
          0              0               0       3,105,621             0              0        1,829,322             0
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
   $192,183        $19,903        $211,903      $3,433,008    $3,105,621        $39,330       $1,834,705    $1,829,322
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

          0              0               0         344,819             0              0          193,843             0
     24,855          2,340          24,354         172,477       358,347          4,816           81,780       202,874
       (181)           (96)         (1,700)        (79,847)      (13,528)          (199)         (52,048)       (9,031)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
     24,674          2,244          22,654         437,449       344,819          4,617          223,575       193,843
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

   $   (174)       $   (63)       $   (511)     $   83,757    $   54,021        $   (92)      $   40,756    $   (6,231)
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                              MONYEquity Master
                                                 ------------------------------------------
                                                 Fidelity Variable Insurance Products Funds
                                                 ------------------------------------------
                                                                                 VIP III
                                                             VIP                 Growth
                                                           Growth             Opportunities
                                                         Subaccount            Subaccount
                                                 --------------------------  ---------------
                                                              For the period For the period
                                                   For the    May 02, 2000** June 12, 2001**
                                                  year ended     through         through
                                                 December 31,  December 31,   December 31,
                                                     2001          2000           2001
                                                 ------------ -------------- ---------------
From operations:
 Net investment income (loss)...................  $  145,083    $   (8,164)      $   (23)
 Net realized gain (loss) on investments........    (188,304)        7,118           (64)
 Net change in unrealized appreciation
   (depreciation) of investments................    (435,811)     (374,369)          202
                                                  ----------    ----------       -------
Net increase (decrease) in net assets resulting
 from operations................................    (479,032)     (375,415)          115
                                                  ----------    ----------       -------
From unit transactions:
 Net proceeds from the issuance of units........     845,967     2,978,923        12,101
 Net asset value of units redeemed or used to
   meet contract obligations....................    (410,619)     (115,894)         (363)
                                                  ----------    ----------       -------
Net increase from unit transactions.............     435,348     2,863,029        11,738
                                                  ----------    ----------       -------
Net increase (decrease) in net assets...........     (43,684)    2,487,614        11,853
Net assets beginning of period..................   2,487,614             0             0
                                                  ----------    ----------       -------
Net assets end of period*.......................  $2,443,930    $2,487,614       $11,853
                                                  ==========    ==========       =======
Unit transactions:
Units outstanding beginning of period...........     292,731             0             0
Units issued during the period..................     115,727       304,936         1,335
Units redeemed during the period................     (56,115)      (12,205)          (41)
                                                  ----------    ----------       -------
Units outstanding end of period.................     352,343       292,731         1,294
                                                  ==========    ==========       =======

----------
*  Includes undistributed net investment income
   (loss) of:                                     $  136,919    $   (8,164)      $   (23)
                                                  ==========    ==========       =======

** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                 Janus Aspen Series
------------------------------------------------------------------------------------
  Aggressive                            Capital                    Worldwide
    Growth        Balanced           Appreciation                   Growth
  Subaccount     Subaccount           Subaccount                  Subaccount                     Total
-------------- -------------- --------------------------  --------------------------  --------------------------
For the period For the period              For the period              For the period
May 04, 2001** May 15, 2001** For the year May 03, 2000**   For the    May 02, 2000** For the year  For the year
   through        through        ended        through      year ended     through        ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2001           2001          2001          2000          2001          2000          2001          2000
-------------- -------------- ------------ -------------- ------------ -------------- ------------  ------------

   $   (322)      $  1,697     $   19,240    $   25,724   $    (9,145)   $  198,001   $ 22,070,625  $ 54,488,924
     (2,620)          (923)      (399,956)      (10,446)     (694,361)      (35,053)   (26,999,621)  (10,950,157)
     (4,631)        (1,374)      (565,108)     (619,494)     (362,689)     (877,872)   (21,764,013)  (49,771,446)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
     (7,573)          (600)      (945,824)     (604,216)   (1,066,195)     (714,924)   (26,693,009)   (6,232,679)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------

    172,663        135,693      1,605,463     4,552,775     1,744,184     5,001,735     52,487,408    83,722,976
    (16,591)       (11,334)      (835,613)     (257,795)   (1,097,526)     (244,607)   (42,835,527)  (68,339,039)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    156,072        124,359        769,850     4,294,980       646,658     4,757,128      9,651,881    15,383,937
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    148,499        123,759       (175,974)    3,690,764      (419,537)    4,042,204    (17,041,128)    9,151,258
          0              0      3,690,764             0     4,042,204             0    221,069,186   211,917,928
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
   $148,499       $123,759     $3,514,790    $3,690,764   $ 3,622,667    $4,042,204   $204,028,058  $221,069,186
   ========       ========     ==========    ==========   ===========    ==========   ============  ============

          0              0        452,008             0       502,843             0
     20,826         13,920        228,081       479,644       249,907       529,466
     (1,930)        (1,188)      (126,088)      (27,636)     (167,005)      (26,623)
   --------       --------     ----------    ----------   -----------    ----------
     18,896         12,732        554,001       452,008       585,745       502,843
   ========       ========     ==========    ==========   ===========    ==========

   $   (322)      $  1,697     $   44,964    $   25,724   $   188,856    $  198,001   $113,714,273  $ 91,643,648
   ========       ========     ==========    ==========   ===========    ==========   ============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the period ended December 31, 2001 aggregated $27,773,413.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $21,031 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   Strategist Subaccounts                         Reinvestments)  Redeemed
   ----------------------                         -------------- -----------
   MONY Series Fund, Inc.
   Equity Growth Portfolio.......................  $    46,578   $    90,517
   Equity Income Portfolio.......................       27,862        68,741
   Intermediate Term Bond Portfolio..............       10,725        26,497
   Long Term Bond Portfolio......................        4,077         7,646
   Diversified Portfolio.........................       64,671        98,594
   Money Market Portfolio........................        7,450        16,542

   MONYEquity Master Subaccounts
   -----------------------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............      623,771       697,189
   Long Term Bond Portfolio......................    1,151,574       924,856
   Government Securities Portfolio...............      593,450       445,964
   Money Market Portfolio........................    2,585,670     2,017,864
   Enterprise Accumulation Trust
   Equity Portfolio..............................    9,347,608     8,023,124
   Small Company Value Portfolio.................    6,361,831     5,703,967
   Managed Portfolio.............................   18,600,336    19,253,934
   International Growth Portfolio................    2,595,668     2,536,709
   High Yield Bond Portfolio.....................    1,273,280       882,418
   Growth Portfolio..............................    1,323,165       900,552
   Growth and Income Portfolio...................    1,162,562       374,349
   Capital Appreciation Portfolio................      801,945       381,906
   Balanced Portfolio............................       50,553        11,362
   Equity Income Portfolio.......................      100,059         7,217
   Multi-Cap Growth Portfolio....................      127,030        31,011
   Small Company Growth Portfolio................      116,226         7,419
   Mid-Cap Growth Portfolio......................      191,540         1,548
   Worldwide Growth Portfolio....................       22,015         1,211
   Emerging Countries Portfolio..................      208,470        14,563
   Dreyfus
   Dreyfus Stock Index Fund......................    1,436,711       684,350
   Dreyfus Socially Responsible Growth Fund, Inc.       45,662         4,263

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions: (continued)


                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONYEquity Master Subaccounts             Reinvestments)  Redeemed
      -----------------------------             -------------- -----------
      FidelityVariable Insurance Products Funds
      VIP II Contrafund Portfolio..............   $  710,759   $  478,626
      VIP Growth Portfolio.....................      865,604      447,831
      VIP III Growth Opportunities Portfolio...       12,211          493
      Janus Aspen Series
      Aggressive Growth Portfolio..............      172,479       16,676
      Balanced Portfolio.......................      140,858       16,784
      Capital Appreciation Portfolio...........    1,659,284      916,172
      Worldwide Growth Portfolio...............    1,787,343    1,168,401

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                         At December 31, 2001       For the period ended December 31, 2001
                                                   -------------------------------- ----------------------------------
                                                                                    Investment
                                                                         Net Assets   Income                       Total
Strategist Subaccounts                               Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                             --------- ----------- ---------- ----------   --------------- ---------
MONY Series Fund, Inc.
Equity Growth Subaccount..........................    13,267   $68.69     $   911      0.00%          0.60%       (19.81)%
Equity Income Subaccount..........................     9,279    64.41         598      1.74           0.60        (11.52)
Intermediate Term Bond Subaccount.................     4,569    29.04         133      5.40           0.60          7.88
Long Term Bond Subaccount.........................     1,495    37.42          56      5.21           0.60          5.68
Diversified Subaccount............................    21,555    48.94       1,055      1.13           0.60        (15.93)
Money Market Subaccount...........................     2,507    21.35          54      3.78           0.60          3.19

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................    52,904    14.61         773      4.66           0.75          7.74
Long Term Bond Subaccount.........................   129,500    16.49       2,136      4.67           0.75          5.50
Government Securities Subaccount..................    84,169    14.34       1,207      4.27           0.75          5.75
Money Market Subaccount...........................   262,179    13.41       3,515      3.69           0.75          3.07
Enterprise Accumulation Trust
Equity Subaccount................................. 1,924,485    19.05      36,654      0.00           0.75        (19.42)
Small Company Value Subaccount.................... 1,233,590    25.92      31,971      0.25           0.75          4.43
Managed Subaccount................................ 4,331,427    20.96      90,806      2.15           0.75        (11.86)
International Growth Subaccount...................   697,861    13.29       9,272      0.66           0.75        (28.36)
High Yield Bond Subaccount........................   301,483    15.12       4,558      8.85           0.75          5.07
Growth Subaccount.................................   354,433     8.24       2,920      0.47           0.75        (13.17)
Growth and Income Subaccount......................   292,641     8.63       2,525      0.94           0.75        (12.56)
Capital Appreciation Subaccount...................   235,606     7.42       1,749      0.68           0.75        (19.78)
Balanced Subaccount (1)...........................     3,988    10.06          40      1.75(^)        0.75(^)      (0.60)
Equity Income Subaccount (2)......................    10,033     9.05          91      2.13(^)        0.75(^)      (9.50)
Multi-Cap Growth Subaccount (3)...................    10,617     8.97          95      0.00(^)        0.75(^)     (10.30)
Small Company Growth Subaccount (4)...............    11,867    10.13         120      0.00(^)        0.75(^)       1.30
Mid-Cap Growth Subaccount (5).....................    24,674     7.79         192      0.00(^)        0.75(^)     (22.10)
Worldwide Growth Subaccount (6)...................     2,244     8.87          20      0.00(^)        0.75(^)     (11.30)
Emerging Countries Subaccount (7).................    22,654     9.35         212      0.00(^)        0.75(^)      (6.50)
Dreyfus
Dreyfus Stock Index Subaccount....................   437,449     7.85       3,433      1.13           0.75        (12.87)
Dreyfus Socially Responsible Growth Subaccount (7)     4,617     8.52          39      0.14(^)        0.75(^)     (14.80)
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount......................   223,575     8.21       1,835      0.69           0.75        (13.03)
VIP Growth Subaccount.............................   352,343     6.94       2,444      0.00           0.75        (18.35)
VIP III Growth Opportunities Subaccount (5).......     1,294     9.16          12      0.00(^)        0.75(^)      (8.40)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                      At December 31, 2001      For the period ended December 31, 2001
                                 ------------------------------ -----------------------------------
                                                                Investment
                                                     Net Assets   Income                       Total
MONYEquity Master Subaccounts     Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------    ------- ----------- ---------- ----------   --------------- ---------
Janus Aspen Series
Aggressive Growth Subaccount (8)  18,896    $7.86      $  148      0.00%(^)       0.75%(^)    (21.40)%
Balanced Subaccount (9).........  12,732     9.72         124      4.61(^)        0.75(^)      (2.80)
Capital Appreciation Subaccount. 554,001     6.34       3,515      1.28           0.75        (22.40)
Worldwide Growth Subaccount..... 585,745     6.18       3,623      0.50           0.75        (23.13)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 7, 2001 (commencement of operations) through December 31, 2001.
(2)For the period June 6, 2001 (commencement of operations) through December 31, 2001.
(3)For the period May 2, 2001 (commencement of operations) through December 31, 2001.
(4)For the period May 5, 2001 (commencement of operations) through December 31, 2001.
(5)For the period June 12, 2001 (commencement of operations) through December 31, 2001.
(6)For the period May 25, 2001 (commencement of operations) through December 31, 2001.
(7)For the period June 8, 2001 (commencement of operations) through December 31, 2001.
(8)For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(9)For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                            ASSETS
                 Investments at cost........... $ 660,184,384
                                                =============
                 Investments in Funds, at net
                   asset value................. $ 557,537,460
                 Amounts due from MONY America.     1,446,879
                 Amounts due from Funds........       372,519
                                                -------------
                        Total assets...........   559,356,858
                                                -------------
                          LIABILITIES
                 Amounts due to MONY America...       471,979
                 Amounts due to Funds..........     1,446,879
                                                -------------
                        Total liabilities......     1,918,858
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============
                 Net assets consist of:
                   Contractholders' net
                    payments................... $ 555,736,455
                   Undistributed net
                    investment income..........   150,741,522
                   Accumulated net realized
                    loss on investments........   (46,393,053)
                   Net unrealized depreciation
                    of investments.............  (102,646,924)
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                 Dividend income................ $ 10,946,427
                 Distributions from net
                   realized gains...............   27,934,674
                 Mortality and expense risk
                   charges......................   (1,952,317)
                                                 ------------
                 Net investment income..........   36,928,784
                                                 ------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (51,486,293)
                   Net change in unrealized
                    depreciation of investments.  (31,488,999)
                                                 ------------
                 Net realized and unrealized
                   loss on investments..........  (82,975,292)
                                                 ------------
                 Net decrease in net assets
                   resulting from operations.... $(46,046,508)
                                                 ============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                                            2001           2000
                                                                                       -------------  -------------
From operations:
 Net investment income................................................................ $  36,928,784  $  69,158,013
 Net realized loss on investments.....................................................   (51,486,293)   (11,516,518)
 Net change in unrealized depreciation of investments.................................   (31,488,999)   (71,965,930)
                                                                                       -------------  -------------
Net decrease in net assets resulting from operations..................................   (46,046,508)   (14,324,435)
                                                                                       -------------  -------------
From unit transactions:
 Net proceeds from the issuance of units of subaccounts...............................   283,051,735    306,142,781
 Net asset value of units redeemed or used to meet contract obligations of subaccounts  (154,723,870)  (170,120,288)
                                                                                       -------------  -------------
Net increase from unit transactions of subaccounts....................................   128,327,865    136,022,493
                                                                                       -------------  -------------
Net increase in net assets............................................................    82,281,357    121,698,058
Net assets beginning of year..........................................................   475,156,643    353,458,585
                                                                                       -------------  -------------
Net assets end of year*............................................................... $ 557,438,000  $ 475,156,643
                                                                                       =============  =============
----------
*Includes undistributed net investment income of:..................................... $ 150,741,522  $ 113,812,738
                                                                                       =============  =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, and MONY Custom Estate Master), and Corporate Sponsored Variable Universal Life Insurance policies (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts, thirty-eight Corporate Sponsored Universal Life subaccounts, and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price, or the Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.


2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.
  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)


  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $59,818,640.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account, other than the subaccounts of Corporate Sponsored Variable Universal Life Insurance policies. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $191,930 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                 MONY Series Fund, Inc.
                 Intermediate Term Bond Subaccount $  6,704,577
                 Long Term Bond Subaccount........   37,587,120
                 Government Securities Subaccount.    6,283,535
                 Money Market Subaccount..........   44,176,192
                 Equity Growth Subaccount.........      911,334
                 Equity Income Subaccount.........      597,610
                 Diversified Subaccount...........    1,054,876

                 Enterprise Accumulation Trust
                 Equity Subaccount................   48,928,933
                 Small Company Value Subaccount...   43,036,297
                 Managed Subaccount...............  101,627,509

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


          4. Other: (continued)

          International Growth Subaccount............... $ 12,354,482
          High Yield Bond Subaccount....................   34,444,644
          Growth Subaccount.............................   26,999,192
          Growth and Income Subaccount..................   11,971,538
          Small Company Growth Subaccount...............    6,701,542
          Equity Income Subaccount......................    2,959,239
          Capital Appreciation Subaccount...............    6,539,831
          Multi-Cap Growth Subaccount...................    6,993,186
          Balanced Subaccount...........................      773,409
          Worldwide Growth Subaccount...................       92,464
          Emerging Countries Subaccount.................      348,908
          Mid-Cap Growth Subaccount.....................      472,234

          Dreyfus Variable Investment Fund
          Appreciation Subaccount.......................    2,160,800
          Small Company Stock Subaccount................      917,260

          Dreyfus
          Dreyfus Stock Index Subaccount................   58,420,198
          Dreyfus Socially Responsible Growth Subaccount    1,160,023

          Van Eck Worldwide Insurance Trust
          Hard Assets Subaccount........................       37,372
          Worldwide Bond Subaccount.....................       78,586
          Worldwide Emerging Markets Subaccount.........      107,487

          T. Rowe Price
          Equity Income Subaccount......................    4,451,206
          Prime Reserve Subaccount......................      303,689
          International Stock Subaccount................    1,652,973
          Limited Term Subaccount.......................       32,901
          New America Growth Subaccount.................      764,189
          Personal Strategy Balanced Subaccount.........    1,603,550

          Fidelity Variable Insurance Products Funds
          VIP Growth Subaccount.........................    7,913,688
          VIP II Contrafund Subaccount..................   10,474,803
          VIP III Growth Opportunities Subaccount.......    1,214,912
          VIP II Asset Manager Subaccount...............    5,151,654
          VIP III Growth and Income Subaccount..........    9,775,691

          The Universal Institutional Funds, Inc.
          Equity Growth Subaccount......................      422,652
          Fixed Income Subaccount.......................    4,843,658
          Value Subaccount..............................      169,094

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)

           Janus Aspen Series
           Aggressive Growth Subaccount................. $  7,073,317
           Balanced Subaccount..........................    3,541,355
           Capital Appreciation Subaccount..............    8,609,555
           Flexible Income Subaccount...................    6,412,592
           International Growth Subaccount..............    1,291,140
           Worldwide Growth Subaccount..................   17,291,581
           Strategic Value Subaccount...................        3,422
                                                         ------------
           Total Net Assets--Combined Variable Account L $557,438,000
                                                         ============

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $327,037,206 and $200,604,360, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                         Corporate Sponsored Variable Universal Life
                                                      ------------------------------------------------
                                                                   MONY Series Fund, Inc.
                                                      ------------------------------------------------
                                                        Money     Intermediate  Long Term   Government
                                                        Market     Term Bond       Bond     Securities
                                                      Subaccount   Subaccount   Subaccount  Subaccount
                                                      ----------- ------------ -----------  ----------
                       ASSETS
Shares held in respective Funds......................  30,366,037     235,773    1,774,512     253,041
                                                      ===========  ==========  ===========  ==========
Investments at cost.................................. $30,366,037  $2,508,826  $23,930,772  $2,761,293
                                                      ===========  ==========  ===========  ==========
Investments in respective Funds, at net asset value.. $30,366,037  $2,586,429  $23,547,771  $2,856,829
Amount due from MONY America.........................     635,721       3,463            0         326
Amount due from respective Funds.....................           0          17            0           0
                                                      -----------  ----------  -----------  ----------
       Total assets..................................  31,001,758   2,589,909   23,547,771   2,857,155
                                                      -----------  ----------  -----------  ----------
                     LIABILITIES
Amount due to MONY America...........................           0          17            0           0
Amount due to respective Funds.......................     635,721       3,463            0         326
                                                      -----------  ----------  -----------  ----------
       Total liabilities.............................     635,721       3,480            0         326
                                                      -----------  ----------  -----------  ----------
Net assets........................................... $30,366,037  $2,586,429  $23,547,771  $2,856,829
                                                      ===========  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments....................... $28,893,405  $2,416,907  $21,844,167  $2,598,970
 Undistributed net investment income.................   1,472,632     168,626    2,377,260     170,615
 Accumulated net realized gains (loss) on investments           0     (76,707)    (290,655)     (8,292)
 Net unrealized appreciation (depreciation) of
   investments.......................................           0      77,603     (383,001)     95,536
                                                      -----------  ----------  -----------  ----------
Net assets........................................... $30,366,037  $2,586,429  $23,547,771  $2,856,829
                                                      ===========  ==========  ===========  ==========
Number of units outstanding*.........................   2,549,112     224,102    2,004,098     244,081
                                                      -----------  ----------  -----------  ----------
Net asset value per unit outstanding*................ $     11.91  $    11.54  $     11.75  $    11.70
                                                      ===========  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                             Enterprise Accumulation Trust
---------------------------------------------------------------------------------------
            Small Company            International  High Yield  Small Company
  Equity        Value      Managed      Growth         Bond        Growth       Growth
Subaccount   Subaccount   Subaccount  Subaccount    Subaccount   Subaccount   Subaccount
----------  ------------- ---------- ------------- -----------  ------------- ----------
    82,723       38,381      15,494      30,963      4,593,747      49,050      163,606
==========   ==========   =========    ========    ===========    ========     ========
$3,291,966   $1,047,468   $ 438,767    $230,262    $23,934,372    $426,196     $970,399
==========   ==========   =========    ========    ===========    ========     ========
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
     1,430          163         523         168            635       1,153        4,613
         0            0           0           9              9           0            0
----------   ----------   ---------    --------    -----------    --------     --------
 2,311,052    1,005,371     375,313     215,057     20,580,631     422,987      984,614
----------   ----------   ---------    --------    -----------    --------     --------
         0            0           0           9              9           0            0
     1,430          163         523         168            635       1,153        4,613
----------   ----------   ---------    --------    -----------    --------     --------
     1,430          163         523         177            644       1,153        4,613
----------   ----------   ---------    --------    -----------    --------     --------
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
==========   ==========   =========    ========    ===========    ========     ========
$2,426,621   $  876,683   $ 285,334    $144,284    $20,738,325    $396,932     $969,083
   737,904      202,518     285,602     145,470      3,482,061       1,644        1,621
   127,441      (31,733)   (132,169)    (59,492)      (286,014)     27,620         (305)

  (982,344)     (42,260)    (63,977)    (15,382)    (3,354,385)     (4,362)       9,602
----------   ----------   ---------    --------    -----------    --------     --------
$2,309,622   $1,005,208   $ 374,790    $214,880    $20,579,987    $421,834     $980,001
==========   ==========   =========    ========    ===========    ========     ========
   177,032       64,061      30,018      17,506      1,862,334      38,329      103,205
----------   ----------   ---------    --------    -----------    --------     --------
$    13.05   $    15.69   $   12.49    $  12.27    $     11.05    $  11.01     $   9.50
==========   ==========   =========    ========    ===========    ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                             Corporate Sponsored Variable Universal Life
                                                           -----------------------------------------------
                                                              Dreyfus Variable
                                                               Investment Fund
                                                           -----------------------
                                                                          Small      Dreyfus      Dreyfus
                                                                         Company      Stock      Socially
                                                           Appreciation   Stock       Index     Responsible
                                                            Subaccount  Subaccount  Subaccount  Subaccount
                                                           ------------ ---------- -----------  -----------
                          ASSETS
Shares held in respective Funds...........................      63,659      61,830   1,140,633      6,145
                                                            ==========  ========== ===========   ========
Investments at cost.......................................  $2,519,930  $1,022,189 $40,448,324   $237,165
                                                            ==========  ========== ===========   ========
Investments in respective Funds, at net asset value.......  $2,476,980  $1,117,884 $38,781,510   $211,802
Amount due from MONY America..............................         550         107      21,968        242
Amount due from respective Funds..........................           9           0          26          0
                                                            ----------  ---------- -----------   --------
       Total assets.......................................   2,477,539   1,117,991  38,803,504    212,044
                                                            ----------  ---------- -----------   --------
                       LIABILITIES
Amount due to MONY America................................           9           0          26          0
Amount due to respective Funds............................         550         107      21,968        242
                                                            ----------  ---------- -----------   --------
       Total liabilities..................................         559         107      21,994        242
                                                            ----------  ---------- -----------   --------
Net assets................................................  $2,476,980  $1,117,884 $38,781,510   $211,802
                                                            ==========  ========== ===========   ========
Net assets consist of:
 Contractholders' net payments............................  $2,284,178  $  961,869 $37,317,378   $234,581
 Undistributed net investment income......................      64,045       2,695   1,422,997      4,316
 Accumulated net realized gain (loss) on investments......     171,707      57,625   1,707,949     (1,732)
 Net unrealized appreciation (depreciation) of investments     (42,950)     95,695  (1,666,814)   (25,363)
                                                            ----------  ---------- -----------   --------
Net assets................................................  $2,476,980  $1,117,884 $38,781,510   $211,802
                                                            ==========  ========== ===========   ========
Number of units outstanding*..............................     168,512     101,945   2,652,230     19,852
                                                            ----------  ---------- -----------   --------
Net asset value per unit outstanding*.....................  $    14.70  $    10.97 $     14.62   $  10.67
                                                            ==========  ========== ===========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust                             T. Rowe Price
-------------------------------   ---------------------------------------------------------------------
                       Worldwide                                                     New      Personal
   Hard     Worldwide   Emerging    Equity      Prime    International  Limited    America    Strategy
  Assets       Bond     Markets     Income     Reserve       Stock        Term      Growth    Balanced
Subaccount  Subaccount Subaccount Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
----------  ---------- ---------- ----------  ---------- ------------- ---------- ---------- ----------
   1,879       8,427      17,246      95,459    243,663      134,585      6,818      22,803      76,345
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $21,207     $83,750    $194,569  $1,816,868   $243,663   $2,187,454    $32,796    $548,870  $1,213,753
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
       0         326         537       1,273          0          903          0         273           0
       0           0           0          17          0            0          0           0           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
  22,679      87,718     143,504   1,867,505    243,663    2,029,102     33,610     477,094   1,186,394
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
       0           0           0          17          0            0          0           0           0
       0         326         537       1,273          0          903          0         273           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
       0         326         537       1,290          0          903          0         273           0
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
 $21,029     $86,703    $192,766  $1,704,568   $232,487   $2,141,282    $31,287    $491,585  $1,122,588
      45       4,171         197     143,094     11,176       76,679      1,544      73,183      88,461
     133      (7,124)      1,606     (30,794)         0      (30,507)       (35)    (15,898)      2,704
   1,472       3,642     (51,602)     49,347          0     (159,255)       814     (72,049)    (27,359)
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $22,679     $87,392    $142,967  $1,866,215   $243,663   $2,028,199    $33,610    $476,821  $1,186,394
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========
   2,039       8,374      26,477     156,427     21,977      175,616      3,058      42,050      99,656
 -------     -------    --------  ----------   --------   ----------    -------    --------  ----------
 $ 11.12     $ 10.44    $   5.40  $    11.93   $  11.09   $    11.55    $ 10.99    $  11.34  $    11.90
 =======     =======    ========  ==========   ========   ==========    =======    ========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                       Corporate Sponsored Variable Universal Life
                                               -----------------------------------------------------------
                                                       Fidelity Variable Insurance Products Funds
                                               -----------------------------------------------------------
                                                                          VIP III      VIP II    VIP III
                                                  VIP        VIP II       Growth       Asset     Growth &
                                                 Growth    Contrafund  Opportunities  Manager     Income
                                               Subaccount  Subaccount   Subaccount   Subaccount Subaccount
                                               ----------  ----------  ------------- ---------- ----------
                    ASSETS
Shares held in respective Funds...............     25,815      91,772       6,324       30,238     286,046
                                               ==========  ==========    ========     ========  ==========
Investments at cost........................... $1,165,282  $2,230,665    $123,995     $492,553  $4,363,007
                                               ==========  ==========    ========     ========  ==========
Investments in respective Funds, at net asset
  value....................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
Amount due from MONY America..................          0         484         726            0           0
Amount due from respective Funds..............          0           0           0            0           0
                                               ----------  ----------    --------     --------  ----------
       Total assets...........................  1,126,809   2,179,152     112,917      483,811   4,365,063
                                               ----------  ----------    --------     --------  ----------
                 LIABILITIES
Amount due to MONY America....................          0           0           0            0           0
Amount due to respective Funds................          0         484         726            0           0
                                               ----------  ----------    --------     --------  ----------
       Total liabilities......................          0         484         726            0           0
                                               ----------  ----------    --------     --------  ----------
Net assets.................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
                                               ==========  ==========    ========     ========  ==========
Net assets consist of:
 Contractholders' net payments................ $1,231,569  $2,271,686    $123,598     $483,351  $4,265,060
 Undistributed net investment income..........     40,092       6,303           0            0       6,457
 Accumulated net realized gain (loss) on
   investments................................   (106,379)    (47,324)        397        9,202      91,490
 Net unrealized appreciation (depreciation) of
   investments................................    (38,473)    (51,997)    (11,804)      (8,742)      2,056
                                               ----------  ----------    --------     --------  ----------
Net assets.................................... $1,126,809  $2,178,668    $112,191     $483,811  $4,365,063
                                               ==========  ==========    ========     ========  ==========
Number of units outstanding*..................    108,046     219,956      13,546       49,469     451,843
                                               ----------  ----------    --------     --------  ----------
Net asset value per unit outstanding*......... $    10.43  $     9.91    $   8.28     $   9.78  $     9.66
                                               ==========  ==========    ========     ========  ==========

----------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                               Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.**                            Janus Aspen Series
----------------------------------------- -------------------------------------------------------------------------

  Equity        Fixed                     Aggressive   Flexible   International Worldwide     Capital    Strategic
  Growth        Income        Value         Growth      Income       Growth       Growth    Appreciation   Value
Subaccount    Subaccount    Subaccount    Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
----------    ----------    ----------    ----------  ----------  ------------- ----------  ------------ ----------
   22,060        378,458       1,519          50,667     546,966      114,342       47,990      31,231         88
 ========      ==========    =======      ==========  ==========   ==========   ==========    ========     ======
 $416,264     $3,801,546     $19,434      $2,163,641  $6,171,558   $4,380,519   $1,936,083    $849,201     $  875
 ========      ==========    =======      ==========  ==========   ==========   ==========    ========     ======
 $369,723     $3,977,591     $19,972      $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
        0              0           0           7,058       2,704          484        6,699       3,017          0
        0              0           0               0           0            0            0           0          0
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
  369,723      3,977,591      19,972       1,846,273   6,270,937    3,533,647    1,781,358     839,698        880
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
        0              0           0               0           0            0            0           0          0
        0              0           0           7,058       2,704          484        6,699       3,017          0
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
        0              0           0           7,058       2,704          484        6,699       3,017          0
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
 $369,723     $3,977,591     $19,972      $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
 ========      ==========    =======      ==========  ==========   ==========   ==========    ========     ======
 $427,760     $3,565,213     $17,666      $2,387,980  $5,985,911   $4,306,133   $2,156,398    $874,939     $  875
   26,772        232,978         435          88,766     187,896      159,745      101,611       5,293          0
  (38,268)         3,355       1,333        (313,105)     (2,249)     (85,359)    (321,926)    (31,031)         0
  (46,541)       176,045         538        (324,426)     96,675     (847,356)    (161,424)    (12,520)         5
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
 $369,723     $3,977,591     $19,972      $1,839,215  $6,268,233   $3,533,163   $1,774,659    $836,681     $  880
 ========      ==========    =======      ==========  ==========   ==========   ==========    ========     ======
   39,055        356,647       1,655         239,319     589,418      345,650      182,651     103,062         88
 --------      ----------    -------      ----------  ----------   ----------   ----------    --------     ------
 $   9.47     $    11.15     $ 12.07      $     7.69  $    10.63   $    10.22   $     9.72    $   8.12     $10.05
 ========      ==========    =======      ==========  ==========   ==========   ==========    ========     ======

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2000


                                                                      Corporate Sponsored Variable Universal Life
                                                                     ---------------------------------------------
                                                                                 MONY Series Fund, Inc.
                                                                     ---------------------------------------------
                                                                       Money    Intermediate Long Term   Government
                                                                       Market    Term Bond      Bond     Securities
                                                                     Subaccount  Subaccount  Subaccount  Subaccount
                                                                     ---------- ------------ ----------  ----------
Dividend income..................................................... $1,064,803   $125,577   $1,339,956   $115,583
Distribution from net realized gains................................          0          0            0         31
                                                                     ----------   --------   ----------   --------
Net investment income...............................................  1,064,803    125,577    1,339,956    115,614
                                                                     ----------   --------   ----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................          0    (70,140)    (216,116)    (8,560)
 Net change in unrealized appreciation (depreciation) of investments          0    100,988    1,771,312    109,948
                                                                     ----------   --------   ----------   --------
Net realized and unrealized gain (loss) on investments..............          0     30,848    1,555,196    101,388
                                                                     ----------   --------   ----------   --------
Net increase in net assets resulting from operations................ $1,064,803   $156,425   $2,895,152   $217,002
                                                                     ==========   ========   ==========   ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                                Corporate Sponsored Variable Universal Life
                                      --------------------------------------------------------------------------------
                                                                       Enterprise Accumulation Trust
                                      --------------------------------------------------------------------------------
                                                   Small Company              International  High Yield  Small Company
                                         Equity        Value       Managed       Growth         Bond        Growth
                                       Subaccount   Subaccount    Subaccount   Subaccount    Subaccount   Subaccount
                                      ------------ ------------- ------------ ------------- ------------ -------------


                                        For the       For the    For the year    For the      For the       For the
                                       year ended   year ended      ended      year ended    year ended   year ended
                                      December 31, December 31,  December 31, December 31,  December 31, December 31,
                                          2000         2000          2000         2000          2000         2000
                                      ------------ ------------- ------------ ------------- ------------ -------------
Dividend income...................... $    16,904    $    947     $   8,681     $   2,162   $ 1,872,332    $      0
Distribution from net realized
 gains...............................     609,031     121,504       134,561       105,187             0       1,644
                                      -----------    --------     ---------     ---------   -----------    --------
Net investment income................     625,935     122,451       143,242       107,349     1,872,332       1,644
                                      -----------    --------     ---------     ---------   -----------    --------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................     114,638     (16,053)     (118,363)      (69,424)     (214,443)     27,621
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................  (1,002,837)    (75,390)      (19,694)     (277,665)   (2,145,196)    (15,463)
                                      -----------    --------     ---------     ---------   -----------    --------
Net realized and unrealized gain
 (loss) on investments...............    (888,199)    (91,443)     (138,057)     (347,089)   (2,359,639)     12,158
                                      -----------    --------     ---------     ---------   -----------    --------
Net increase (decrease) in net assets
 resulting from operations........... $  (262,264)   $ 31,008     $   5,185     $(239,740)  $  (487,307)   $ 13,802
                                      ===========    ========     =========     =========   ===========    ========





                                          Growth
                                        Subaccount
                                      --------------
                                      For the period
                                       February 4,
                                          2000*
                                         through
                                       December 31,
                                           2000
                                      --------------
Dividend income......................    $   169
Distribution from net realized
 gains...............................      1,452
                                         -------
Net investment income................      1,621
                                         -------
Realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss) on
   investments.......................       (305)
  Net change in unrealized
   appreciation (depreciation) of
   investments.......................      9,602
                                         -------
Net realized and unrealized gain
 (loss) on investments...............      9,297
                                         -------
Net increase (decrease) in net assets
 resulting from operations...........    $10,918
                                         =======

----------
*Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2000


                                                                    Corporate Sponsored Variable Universal Life
                                                                --------------------------------------------------
                                                                Dreyfus Variable Investment
                                                                           Fund
                                                                --------------------------
                                                                                              Dreyfus      Dreyfus
                                                                              Small Company    Stock      Socially
                                                                Appreciation      Stock        Index     Responsible
                                                                 Subaccount    Subaccount    Subaccount  Subaccount
                                                                ------------  ------------- -----------  -----------
Dividend income................................................  $  16,215       $ 1,649    $   329,242   $  1,642
Distribution from net realized gains...........................     27,595             0        621,561          0
                                                                 ---------       -------    -----------   --------
Net investment income..........................................     43,810         1,649        950,803      1,642
                                                                 ---------       -------    -----------   --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.......................     69,654        66,286      1,296,581     (1,814)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................   (145,208)        7,341     (5,308,948)   (35,985)
                                                                 ---------       -------    -----------   --------
Net realized and unrealized gain (loss) on investments.........    (75,554)       73,627     (4,012,367)   (37,799)
                                                                 ---------       -------    -----------   --------
Net increase (decrease) in net assets resulting from operations  $ (31,744)      $75,276    $(3,061,564)  $(36,157)
                                                                 =========       =======    ===========   ========


                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust                            T. Rowe Price
-------------------------------   -------------------------------------------------------------------
                       Worldwide                                                    New      Personal
   Hard     Worldwide   Emerging    Equity     Prime    International  Limited    America    Strategy
  Assets       Bond     Markets     Income    Reserve       Stock     Term Bond    Growth    Balanced
Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount
----------  ---------- ---------- ---------- ---------- ------------- ---------- ---------- ----------
  $   42     $ 3,021    $      0   $ 20,893    $6,999     $  12,824     $1,499   $       0   $ 22,269
       0           0           0     83,067         0        61,559          0      52,479     50,722
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
      42       3,021           0    103,960     6,999        74,383      1,499      52,479     72,991
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
     142      (7,135)     (2,021)   (33,920)        0       (32,047)       (33)    (22,967)    (2,525)
   1,286       5,541     (70,897)    99,193         0      (186,480)       852     (83,372)   (27,008)
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
   1,428      (1,594)    (72,918)    65,273         0      (218,527)       819    (106,339)   (29,533)
  ------     -------    --------   --------    ------     ---------     ------   ---------   --------
  $1,470     $ 1,427    $(72,918)  $169,233    $6,999     $(144,144)    $2,318   $ (53,860)  $ 43,458
  ======     =======    ========   ========    ======     =========     ======   =========   ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                                  Corporate Sponsored Variable Universal Life
                                                     ----------------------------------------------------------------------
                                                                   Fidelity Variable Insurance Products Funds
                                                     ----------------------------------------------------------------------
                                                                                  VIP III                       VIP III
                                                                     VIP II        Growth      VIP II Asset    Growth and
                                                      VIP Growth   Contrafund  Opportunities     Manager         Income
                                                      Subaccount   Subaccount    Subaccount     Subaccount     Subaccount
                                                     ------------ ------------ -------------- -------------- --------------
                                                                               For the period For the period For the period
                                                                                 March 31,     February 4,    January 13,
                                                     For the year For the year     2000**         2000**         2000**
                                                        ended        ended        through        through        through
                                                     December 31, December 31,  December 31,   December 31,   December 31,
                                                         2000         2000          2000           2000           2000
                                                     ------------ ------------ -------------- -------------- --------------
Dividend income.....................................  $     399    $     169      $      0       $     0        $    858
Distribution from net realized gains................     39,693        6,134             0             0           5,599
                                                      ---------    ---------      --------       -------        --------
Net investment income...............................     40,092        6,303             0             0           6,457
                                                      ---------    ---------      --------       -------        --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............   (106,405)     (47,324)          397         9,202          91,490
 Net change in unrealized appreciation
   (depreciation) of investments....................    (47,202)     (53,967)      (11,804)       (8,742)          2,056
                                                      ---------    ---------      --------       -------        --------
Net realized and unrealized gain (loss) on
  investments.......................................   (153,607)    (101,291)      (11,407)          460          93,546
                                                      ---------    ---------      --------       -------        --------
Net increase (decrease) in net assets resulting from
  operations........................................  $(113,515)   $ (94,988)     $(11,407)      $   460        $100,003
                                                      =========    =========      ========       =======        ========

----------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
** Commencement of operations.

                      See notes to financial statements.

                                         Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.*                                  Janus Aspen Series
------------------------------------------ ----------------------------------------------------------------------------------

   Equity        Fixed                      Aggressive    Flexible   International  Worldwide      Capital       Strategic
   Growth        Income         Value         Growth       Income       Growth        Growth     Appreciation      Value
 Subaccount    Subaccount     Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount     Subaccount
 ----------  -------------- -------------- ------------ ------------ ------------- ------------ -------------- --------------
             For the period For the period                                                      For the period For the period
               January 6,      May 22,                                                           February 4,    December 27,
For the year     2000**         2000**     For the year For the year For the year  For the year     2000*          2000**
   ended        through        through        ended        ended         ended        ended        through        through
December 31,  December 31,   December 31,  December 31, December 31, December 31,  December 31,  December 31,   December 31,
    2000          2000           2000          2000         2000         2000          2000          2000           2000
------------ -------------- -------------- ------------ ------------ ------------- ------------ -------------- --------------
  $      0      $232,978        $  171      $       0     $187,459     $  49,169    $   6,177      $  5,247          $0
    22,533             0           264         88,766            0       110,576       95,434            46           0
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
    22,533       232,978           435         88,766      187,459       159,745      101,611         5,293           0
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
   (38,268)        3,355         1,333       (313,107)      (2,249)      (85,359)    (321,935)      (31,031)          0
   (51,445)      176,045           538       (348,905)      97,100      (847,849)    (168,424)      (12,520)          5
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
   (89,713)      179,400         1,871       (662,012)      94,851      (933,208)    (490,359)      (43,551)          5
  --------      --------        ------      ---------     --------     ---------    ---------      --------          --
  $(67,180)     $412,378        $2,306      $(573,246)    $282,310     $(773,463)   $(388,748)     $(38,258)         $5
  ========      ========        ======      =========     ========     =========    =========      ========          ==

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,


                                                                        Corporate Sponsored Variable Universal Life
                                                                        ------------------------------------------
                                                                          MONY Series Fund, Inc.
                                                                        ------------------------------------------
                                                                               Money Market
                                                                                Subaccount
                                                                        ------------------------------------------
                                                                            2000                  1999
                                                                            ------------          ------------
From operations:
 Net investment income................................................. $  1,064,803          $    345,020
 Net realized loss on investments......................................            0                     0
 Net change in unrealized appreciation (depreciation) of investments...            0                     0
                                                                            ------------          ------------
Net increase (decrease) in net assets resulting from operations........    1,064,803               345,020
                                                                            ------------          ------------
From unit transactions:
 Net proceeds from the issuance of units...............................   71,120,205            77,560,082
 Net asset value of units redeemed or used to meet contract obligations  (61,036,860)          (61,373,092)
                                                                            ------------          ------------
Net increase from unit transactions....................................   10,083,345            16,186,990
                                                                            ------------          ------------
Net increase in net assets.............................................   11,148,148            16,532,010
Net assets beginning of year...........................................   19,217,889             2,685,879
                                                                            ------------          ------------
Net assets end of year*................................................ $ 30,366,037          $ 19,217,889
                                                                            ============          ============
Unit transactions:
Units outstanding beginning of year....................................    1,712,047               251,238
Units issued during the year...........................................    5,904,013             8,571,435
Units redeemed during the year.........................................   (5,066,948)           (7,110,626)
                                                                            ------------          ------------
Units outstanding end of year..........................................    2,549,112             1,712,047
                                                                            ============          ============
----------
*Includes undistributed net investment income of:                       $  1,472,632          $    407,829
                                                                            ============          ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L


                STATEMENT OF CHANGES IN NET ASSETS (continued)


                       For the years ended December 31,

                  Corporate Sponsored Variable Universal Life
    -----------------------------------------------------------------------
                             MONY Series Fund, Inc.
    -----------------------------------------------------------------------
    Intermediate Term Bond      Long Term Bond        Government Securities
          Subaccount              Subaccount               Subaccount
    ---------------------  ------------------------  ----------------------
       2000        1999        2000         1999        2000        1999
    ----------  ---------  -----------  -----------  ----------  ----------
    $  125,577  $  35,406  $ 1,339,956  $ 1,028,956  $  115,614  $   36,509
       (70,140)    (6,511)    (216,116)     (74,609)     (8,560)       (267)
       100,988    (28,840)   1,771,312   (2,165,463)    109,948     (27,741)
    ----------  ---------  -----------  -----------  ----------  ----------
       156,425         55    2,895,152   (1,211,116)    217,002       8,501
    ----------  ---------  -----------  -----------  ----------  ----------
     1,766,214    696,328    2,992,832   20,478,061     817,997   1,186,866
      (155,264)  (181,862)  (1,007,725)    (936,588)   (200,294)    (49,795)
    ----------  ---------  -----------  -----------  ----------  ----------
     1,610,950    514,466    1,985,107   19,541,473     617,703   1,137,071
    ----------  ---------  -----------  -----------  ----------  ----------
     1,767,375    514,521    4,880,259   18,330,357     834,705   1,145,572
       819,054    304,533   18,667,512      337,155   2,022,124     876,552
    ----------  ---------  -----------  -----------  ----------  ----------
    $2,586,429  $ 819,054  $23,547,771  $18,667,512  $2,856,829  $2,022,124
    ==========  =========  ===========  ===========  ==========  ==========
        76,605     28,549    1,836,729       30,651     189,531      82,700
       161,713     65,528      252,333    1,909,822      72,238     119,022
       (14,216)   (17,472)     (84,964)    (103,744)    (17,688)    (12,191)
    ----------  ---------  -----------  -----------  ----------  ----------
       224,102     76,605    2,004,098    1,836,729     244,081     189,531
    ==========  =========  ===========  ===========  ==========  ==========

    $  168,626  $  43,049  $ 2,377,260  $ 1,037,304  $  170,615  $   55,001
    ==========  =========  ===========  ===========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                    Corporate Sponsored Variable Universal Life
                                                                --------------------------------------------------
                                                                           Enterprise Accumulation Trust
                                                                --------------------------------------------------
                                                                                                Small Company
                                                                         Equity                     Value
                                                                       Subaccount                Subaccount
                                                                ------------------------  ------------------------

                                                                  For the      For the      For the      For the
                                                                 year ended   year ended   year ended   year ended
                                                                December 31, December 31, December 31, December 31,
                                                                    2000         1999         2000         1999
                                                                ------------ ------------ ------------ ------------
From operations:
 Net investment income......................................... $   625,935   $  110,007   $  122,451   $  35,776
 Net realized gain (loss) on investments.......................     114,638        6,521      (16,053)    (17,101)
 Net change in unrealized appreciation (depreciation)
   investments.................................................  (1,002,837)      20,255      (75,390)     57,257
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) in net assets resulting from operations    (262,264)     136,783       31,008      75,932
                                                                -----------   ----------   ----------   ---------
From unit transactions:
 Net proceeds from the issuance of units.......................   1,395,930    1,307,396      656,883     469,522
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (238,119)     (64,000)    (245,728)   (413,361)
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) from unit transactions.................   1,157,811    1,243,396      411,155      56,161
                                                                -----------   ----------   ----------   ---------
Net increase (decrease) in net assets..........................     895,547    1,380,179      442,163     132,093
Net assets beginning of period.................................   1,414,075       33,896      563,045     430,952
                                                                -----------   ----------   ----------   ---------
Net assets end of period*...................................... $ 2,309,622   $1,414,075   $1,005,208   $ 563,045
                                                                ===========   ==========   ==========   =========
Unit transactions:
Units outstanding beginning of period..........................     102,764        2,848       36,787      34,921
Units issued during the period.................................      89,542      109,654       43,574      37,233
Units redeemed during the period...............................     (15,274)      (9,738)     (16,300)    (35,367)
                                                                -----------   ----------   ----------   ---------
Units outstanding end of period................................     177,032      102,764       64,061      36,787
                                                                ===========   ==========   ==========   =========
----------
 *Includes undistributed net investment income of:              $   737,904   $  111,969   $  202,518   $  80,067
                                                                ===========   ==========   ==========   =========

** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
                                International              High Yield                Small Company
         Managed                   Growth                     Bond                      Growth                Growth
       Subaccount                Subaccount                Subaccount                 Subaccount            Subaccount
------------------------  ------------------------  ------------------------  --------------------------  --------------
                                                                                           For the period For the period
                                                                                            December 8,    February 4,
  For the      For the      For the      For the      For the      For the      For the        1999**         2000**
 year ended   year ended   year ended   year ended   year ended   year ended   year ended     through        through
December 31, December 31, December 31, December 31, December 31, December 31, December 31,  December 31,   December 31,
    2000         1999         2000         1999         2000         1999         2000          1999           2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------- --------------
 $ 143,242    $  56,019    $  107,349   $   23,845  $ 1,872,332  $ 1,578,167   $   1,644      $      0       $  1,621
  (118,363)     (14,912)      (69,424)       9,678     (214,443)     (71,226)     27,621            (1)          (305)
   (19,694)      29,662      (277,665)     259,460   (2,145,196)  (1,182,329)    (15,463)       11,101          9,602
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
     5,185       70,769      (239,740)     292,983     (487,307)     324,612      13,802        11,100         10,918
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
   136,674      294,982       306,241      550,539    2,420,424   20,539,013     425,330       137,592        973,913
  (123,540)    (861,595)     (894,518)     (29,145)  (1,412,759)  (1,183,708)   (165,802)         (188)        (4,830)
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    13,134     (566,613)     (588,277)     521,394    1,007,665   19,355,305     259,528       137,404        969,083
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    18,319     (495,844)     (828,017)     814,377      520,358   19,679,917     273,330       148,504        980,001
   356,471      852,315     1,042,897      228,520   20,059,629      379,712     148,504             0              0
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
 $ 374,790    $ 356,471    $  214,880   $1,042,897  $20,579,987  $20,059,629   $ 421,834      $148,504       $980,001
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========
    28,967       75,641        70,342       21,906    1,769,481       34,788      13,697             0              0
    10,943       25,257        27,506       52,464      223,033    1,854,079      40,368        13,716        103,719
    (9,892)     (71,931)      (80,342)      (4,028)    (130,180)    (119,386)    (15,736)          (19)          (514)
 ---------    ---------    ----------   ----------  -----------  -----------   ---------      --------       --------
    30,018       28,967        17,506       70,342    1,862,334    1,769,481      38,329        13,697        103,205
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========

 $ 285,602    $ 142,360    $  145,470   $   38,121  $ 3,482,061  $ 1,609,729   $   1,644      $      0       $  1,621
 =========    =========    ==========   ==========  ===========  ===========   =========      ========       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                    Corporate Sponsored Variable Universal Life
                                                                --------------------------------------------------
                                                                         Dreyfus Variable Investment Fund
                                                                --------------------------------------------------
                                                                                                Small Company
                                                                      Appreciation                  Stock
                                                                       Subaccount                Subaccount
                                                                ------------------------  ------------------------
                                                                For the year For the year For the year For the year
                                                                   ended        ended        ended        ended
                                                                December 31, December 31, December 31, December 31,
                                                                    2000         1999         2000         1999
                                                                ------------ ------------ ------------ ------------
From operations:
 Net investment income.........................................  $   43,810   $   16,245   $    1,649   $       0
 Net realized gain (loss) on investments.......................      69,654      100,007       66,286      (7,540)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................    (145,208)      35,110        7,341      82,425
                                                                 ----------   ----------   ----------   ---------
Net increase (decrease) in net assets resulting from operations     (31,744)     151,362       75,276      74,885
                                                                 ----------   ----------   ----------   ---------
From unit transactions:
 Net proceeds from the issuance of units.......................   1,455,287    1,490,345      447,881     526,467
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (705,319)    (363,376)    (195,357)   (106,947)
                                                                 ----------   ----------   ----------   ---------
Net increase from unit transactions............................     749,968    1,126,969      252,524     419,520
                                                                 ----------   ----------   ----------   ---------
Net increase in net assets.....................................     718,224    1,278,331      327,800     494,405
Net assets beginning of period.................................   1,758,756      480,425      790,084     295,679
                                                                 ----------   ----------   ----------   ---------
Net assets end of period*......................................  $2,476,980   $1,758,756   $1,117,884   $ 790,084
                                                                 ==========   ==========   ==========   =========
Unit transactions:
Units outstanding beginning of period..........................     118,872       36,191       78,184      32,362
Units issued during the period.................................      96,325      116,773       42,142      58,620
Units redeemed during the period...............................     (46,685)     (34,092)     (18,381)    (12,798)
                                                                 ----------   ----------   ----------   ---------
Units outstanding end of period................................     168,512      118,872      101,945      78,184
                                                                 ==========   ==========   ==========   =========
----------
 *Includes undistributed net investment income of:               $   64,045   $   20,235   $    2,695   $   1,046
                                                                 ==========   ==========   ==========   =========

** Commencement of operations.

                      See notes to financial statements.


-------------------------


         Dreyfus
       Stock Index
       Subaccount
------------------------


For the year For the year
   ended        ended
December 31, December 31,
    2000         1999
------------ ------------
$   950,803  $   432,056
  1,296,581      386,134
 (5,308,948)   3,009,797
-----------  -----------
 (3,061,564)   3,827,987
-----------  -----------
 14,975,579   23,789,517
 (3,812,299)    (840,260)
-----------  -----------
 11,163,280   22,949,257
-----------  -----------
  8,101,716   26,777,244
 30,679,794    3,902,550
-----------  -----------
$38,781,510  $30,679,794
===========  ===========
  1,903,421      291,990
  1,004,529    1,696,879
   (255,720)     (85,448)
-----------  -----------
  2,652,230    1,903,421
===========  ===========
$ 1,422,997  $   472,194
===========  ===========


                                                  Van Eck Worldwide Insurance Trust
                            ----------------------------------------------------------------------------
          Dreyfus                                                                       Worldwide
   Socially Responsible            Hard Assets             Worldwide Bond           Emerging Markets
        Subaccount                 Subaccount                Subaccount                Subaccount
--------------------------  ------------------------  ------------------------  ------------------------
             For the period
             September 30,
For the year     1999**     For the year For the year For the year For the year For the year For the year
   ended        through        ended        ended        ended        ended        ended        ended
December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2000          1999          2000         1999         2000         1999         2000         1999
------------ -------------- ------------ ------------ ------------ ------------ ------------ ------------
  $  1,642      $ 2,674       $    42       $    3      $  3,021     $ 1,150      $      0     $      0
    (1,814)          82           142           (4)       (7,135)        (19)       (2,021)       8,133
   (35,985)      10,622         1,286          211         5,541      (3,363)      (70,897)      24,877
  --------      -------       -------       ------      --------     -------      --------     --------
   (36,157)      13,378         1,470          210         1,427      (2,232)      (72,918)      33,010
  --------      -------       -------       ------      --------     -------      --------     --------
   239,230       67,417        18,396        3,174        85,997      35,112       189,753       29,369
   (71,280)        (786)         (609)        (173)      (52,332)     (1,399)      (44,361)     (17,369)
  --------      -------       -------       ------      --------     -------      --------     --------
   167,950       66,631        17,787        3,001        33,665      33,713       145,392       12,000
  --------      -------       -------       ------      --------     -------      --------     --------
   131,793       80,009        19,257        3,211        35,092      31,481        72,474       45,010
    80,009            0         3,422          211        52,300      20,819        70,493       25,483
  --------      -------       -------       ------      --------     -------      --------     --------
  $211,802      $80,009       $22,679       $3,422      $ 87,392     $52,300      $142,967     $ 70,493
  ========      =======       =======       ======      ========     =======      ========     ========
     6,671            0           343           26         5,105       1,873         7,590        5,495
    18,775        6,742         1,754          335         8,350       3,398        24,650        4,827
    (5,594)         (71)          (58)         (18)       (5,081)       (166)       (5,763)      (2,732)
  --------      -------       -------       ------      --------     -------      --------     --------
    19,852        6,671         2,039          343         8,374       5,105        26,477        7,590
  ========      =======       =======       ======      ========     =======      ========     ========
  $  4,316      $ 2,674       $    45       $    3      $  4,171     $ 1,150      $    197     $    197
  ========      =======       =======       ======      ========     =======      ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                             Corporate Sponsored Variable Universal Life
                                                      ---------------------------------------------------------
                                                                            T. Rowe Price
                                                      ---------------------------------------------------------

                                                            Equity Income                Prime Reserve
                                                             Subaccount                    Subaccount
                                                      ------------------------  -------------------------------
                                                      For the year For the year For the year   For the period
                                                         ended        ended        ended     February 1, 1999**
                                                      December 31, December 31, December 31,      through
                                                          2000         1999         2000     December 31, 1999
                                                      ------------ ------------ ------------ ------------------
From operations:
 Net investment income...............................  $  103,960    $ 37,491     $  6,999             $  4,177
 Net realized gain (loss) on investments.............     (33,920)      3,114            0                    0
 Net change in unrealized appreciation (depreciation)
   of investments....................................      99,193     (48,742)           0                    0
                                                       ----------    --------     --------             --------
Net increase (decrease) in net assets resulting from
  operations.........................................     169,233      (8,137)       6,999                4,177
                                                       ----------    --------     --------             --------
From unit transactions:
 Net proceeds from the issuance of units.............   1,262,171     745,478      216,211              103,722
 Net asset value of units redeemed or used to meet
   contract obligations..............................    (279,879)    (72,035)     (81,150)              (6,296)
                                                       ----------    --------     --------             --------
Net increase from unit transactions..................     982,292     673,443      135,061               97,426
                                                       ----------    --------     --------             --------
Net increase in net assets...........................   1,151,525     665,306      142,060              101,603
Net assets beginning of period.......................     714,690      49,384      101,603                    0
                                                       ----------    --------     --------             --------
Net assets end of period*............................  $1,866,215    $714,690     $243,663             $101,603
                                                       ==========    ========     ========             ========
Unit transactions:
Units outstanding beginning of period................      67,719       4,853        9,723                    0
Units issued during the period.......................     113,984      69,677       19,616               10,380
Units redeemed during the period.....................     (25,276)     (6,811)      (7,362)                (657)
                                                       ----------    --------     --------             --------
Units outstanding end of period......................     156,427      67,719       21,977                9,723
                                                       ==========    ========     ========             ========
----------
 *Includes undistributed net investment income of:     $  143,094    $ 39,134     $ 11,176             $  4,177
                                                       ==========    ========     ========             ========
**Commencement of operations

                      See notes to financial statements.

                                 Corporate Sponsored Variable Universal Life
-------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
-------------------------------------------------------------------------------------------------------------
                                                                                        Personal Strategy
   International Stock           Limited Term Bond           New America Growth             Balanced
       Subaccount                   Subaccount                   Subaccount                Subaccount
------------------------- ------------------------------  ------------------------  ------------------------
For the year For the year For the year   For the period   For the year For the year For the year For the year
   ended        ended        ended     February 1, 1999**    ended        ended        ended        ended
December 31, December 31, December 31,      through       December 31, December 31, December 31, December 31,
    2000         1999         2000     December 31, 1999      2000         1999         2000         1999
------------ ------------ ------------ ------------------ ------------ ------------ ------------ ------------
 $   74,383    $  2,061     $ 1,499          $   45         $ 52,479    $  19,751    $   72,991   $  15,098
    (32,047)      1,541         (33)             (2)         (22,967)       7,059        (2,525)      5,226
   (186,480)     26,668         852             (38)         (83,372)       7,101       (27,008)       (278)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
   (144,144)     30,270       2,318               5          (53,860)      33,911        43,458      20,046
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  2,287,853     105,728      32,552           1,021          277,405      367,884     1,139,090     324,297
   (253,632)    (12,925)     (2,220)            (66)         (95,257)    (101,482)      (97,518)   (251,898)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  2,034,221      92,803      30,332             955          182,148      266,402     1,041,572      72,399
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
  1,890,077     123,073      32,650             960          128,288      300,313     1,085,030      92,445
    138,122      15,049         960               0          348,533       48,220       101,364       8,919
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
 $2,028,199    $138,122     $33,610          $  960         $476,821    $ 348,533    $1,186,394   $ 101,364
 ==========    ========     =======          ======         ========    =========    ==========   =========
      9,827       1,427          95               0           27,453        4,282         8,978         856
    186,460       9,599       3,180             104           22,230       31,991        99,168      31,131
    (20,671)     (1,199)       (217)             (9)          (7,633)      (8,820)       (8,490)    (23,009)
 ----------    --------     -------          ------         --------    ---------    ----------   ---------
    175,616       9,827       3,058              95           42,050       27,453        99,656       8,978
 ==========    ========     =======          ======         ========    =========    ==========   =========
 $   76,679    $  2,296     $ 1,544          $   45         $ 73,183    $  20,704    $   88,461   $  15,470
 ==========    ========     =======          ======         ========    =========    ==========   =========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                        Corporate Sponsored Variable Universal Life
                                         -------------------------------------------------------------------------
                                                         Fidelity Variable Insurance Products Funds
                                         -------------------------------------------------------------------------
                                                         VIP                                 VIP II
                                                        Growth                             Contrafund
                                                      Subaccount                           Subaccount
                                         -----------------------------------  ------------------------------------
                                                             For the period                       For the period
                                           For the year    November 2, 1999**   For the year    December 8, 1999**
                                               ended            through             ended            through
                                         December 31, 2000 December 31, 1999  December 31, 2000 December 31, 1999
                                         ----------------- ------------------ ----------------- ------------------
From operations:
 Net investment income..................    $   40,092          $      0         $    6,303                $     0
 Net realized gain (loss) on investments      (106,405)               26            (47,324)                     0
 Net change in unrealized appreciation
   (depreciation) of investments........       (47,202)            8,729            (53,967)                 1,970
                                            ----------          --------         ----------                -------
Net increase (decrease) in net assets
  resulting from operations.............      (113,515)            8,755            (94,988)                 1,970
                                            ----------          --------         ----------                -------
From unit transactions:
 Net proceeds from the issuance of
   units................................     1,538,960           180,982          2,429,275                 36,973
 Net asset value of units redeemed or
   used to meet contract obligations....      (488,164)             (209)          (194,515)                   (47)
                                            ----------          --------         ----------                -------
Net increase from unit transactions.....     1,050,796           180,773          2,234,760                 36,926
                                            ----------          --------         ----------                -------
Net increase in net assets..............       937,281           189,528          2,139,772                 38,896
Net assets beginning of period..........       189,528                 0             38,896                      0
                                            ----------          --------         ----------                -------
Net assets end of period*...............    $1,126,809          $189,528         $2,178,668                $38,896
                                            ==========          ========         ==========                =======
Unit transactions:
Units outstanding beginning of period...        16,127                 0              3,667                      0
Units issued during the period..........       134,622            16,147            235,115                  3,672
Units redeemed during the period........       (42,703)              (20)           (18,826)                    (5)
                                            ----------          --------         ----------                -------
Units outstanding end of period.........       108,046            16,127            219,956                  3,667
                                            ==========          ========         ==========                =======
----------
  *Includes undistributed net investment
   income of:                               $   40,092          $      0         $    6,303                $     0
                                            ==========          ========         ==========                =======

 **Commencement of operations
***Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                      See notes to financial statements.

                                            Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Funds                        The Universal Institutional Funds, Inc.***
---------------------------------------------------------  -----------------------------------------------------------------------
      VIP III              VIP II            VIP III
Growth Opportunities   Asset Manager     Growth & Income              Equity Growth               Fixed Income          Value
     Subaccount          Subaccount         Subaccount                  Subaccount                 Subaccount        Subaccount
-------------------- ------------------ ------------------ -----------------------------------  ----------------- -----------------
   For the period      For the period     For the period                       For the period    For the period    For the period
  March 31, 2000**   February 4, 2000** January 13, 2000**   For the year    December 8, 1999** January 6, 2000**  May 22, 2000**
      through             through            through             ended            through            through           through
 December 31, 2000   December 31, 2000  December 31, 2000  December 31, 2000 December 31, 1999  December 31, 2000 December 31, 2000
-------------------- ------------------ ------------------ ----------------- ------------------ ----------------- -----------------
      $      0            $      0          $    6,457         $  22,533          $  4,239         $  232,978          $   435
           397               9,202              91,490           (38,268)                0              3,355            1,333
       (11,804)             (8,742)              2,056           (51,445)            4,904            176,045              538
      --------            --------          ----------         ---------          --------         ----------          -------
       (11,407)                460             100,003           (67,180)            9,143            412,378            2,306
      --------            --------          ----------         ---------          --------         ----------          -------
       125,691             505,676           4,437,094           632,725           121,757          3,615,737           18,053
        (2,093)            (22,325)           (172,034)         (326,534)             (188)           (50,524)            (387)
      --------            --------          ----------         ---------          --------         ----------          -------
       123,598             483,351           4,265,060           306,191           121,569          3,565,213           17,666
      --------            --------          ----------         ---------          --------         ----------          -------
       112,191             483,811           4,365,063           239,011           130,712          3,977,591           19,972
             0                   0                   0           130,712                 0                  0                0
      --------            --------          ----------         ---------          --------         ----------          -------
      $112,191            $483,811          $4,365,063         $ 369,723          $130,712         $3,977,591          $19,972
      ========            ========          ==========         =========          ========         ==========          =======
             0                   0                   0            12,171                 0                  0                0
        13,776              51,754             470,068            55,554            12,190            361,701            1,691
          (230)             (2,285)            (18,225)          (28,670)              (19)            (5,054)             (36)
      --------            --------          ----------         ---------          --------         ----------          -------
        13,546              49,469             451,843            39,055            12,171            356,647            1,655
      ========            ========          ==========         =========          ========         ==========          =======

      $      0            $      0          $    6,457         $  26,772          $  4,239         $  232,978          $   435
      ========            ========          ==========         =========          ========         ==========          =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                      Corporate Sponsored Variable Universal Life
                                                            ---------------------------------------------------------------
                                                                                   Janus Aspen Series
                                                            ---------------------------------------------------------------

                                                                   Aggressive Growth                Flexible Income
                                                                      Subaccount                       Subaccount
                                                            ------------------------------  -------------------------------
                                                              For the      For the period     For the      For the period
                                                             year ended  December 8, 1999**  year ended  December 27, 1999**
                                                            December 31,      through       December 31,       through
                                                                2000     December 31, 1999      2000      December 31, 1999
                                                            ------------ ------------------ ------------ -------------------
From operations:
 Net investment income.....................................  $   88,766       $      0       $  187,459        $   437
 Net realized gain (loss) on investments...................    (313,107)             2           (2,249)             0
 Net change in unrealized appreciation (depreciation) of
   investments.............................................    (348,905)        24,479           97,100           (425)
                                                             ----------       --------       ----------        -------
Net increase (decrease) in net assets resulting from
  operations...............................................    (573,246)        24,481          282,310             12
                                                             ----------       --------       ----------        -------
From unit transactions:
 Net proceeds from the issuance of units...................   2,683,340        228,583        6,091,246         12,891
 Net asset value of units redeemed or used to meet contract
   obligations.............................................    (523,661)          (282)        (118,226)             0
                                                             ----------       --------       ----------        -------
Net increase from unit transactions........................   2,159,679        228,301        5,973,020         12,891
                                                             ----------       --------       ----------        -------
Net increase in net assets.................................   1,586,433        252,782        6,255,330         12,903
Net assets beginning of period.............................     252,782              0           12,903              0
                                                             ----------       --------       ----------        -------
Net assets end of period*..................................  $1,839,215       $252,782       $6,268,233        $12,903
                                                             ==========       ========       ==========        =======
Unit transactions:
Units outstanding beginning of period......................      22,352              0            1,289              0
Units issued during the period.............................     269,575         22,380          599,770          1,289
Units redeemed during the period...........................     (52,608)           (28)         (11,641)             0
                                                             ----------       --------       ----------        -------
Units outstanding end of period............................     239,319         22,352          589,418          1,289
                                                             ==========       ========       ==========        =======
----------
 *Includes undistributed net investment income of:           $   88,766       $      0       $  187,896        $   437
                                                             ==========       ========       ==========        =======

** Commencement of operations.

                      See notes to financial statements.

                                Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------
                                            Janus Aspen Series
-----------------------------------------------------------------------------------------------------------
                                                                          Capital            Strategic
     International Growth                 Worldwide Growth              Appreciation           Value
          Subaccount                         Subaccount                  Subaccount         Subaccount
------------------------------- -----------------------------------  ------------------ -------------------
  For the      For the period                       For the period     For the period     For the period
 year ended  December 2, 1999**      For the      December 2, 1999** February 4, 2000** December 27, 2000**
December 31,      through          year ended          through            through             through
    2000     December 31, 1999  December 31, 2000 December 31, 1999  December 31, 2000   December 31, 2000
------------ ------------------ ----------------- ------------------ ------------------ -------------------
 $  159,745        $    0          $  101,611          $      0           $  5,293             $  0
    (85,359)            0            (321,935)                9            (31,031)               0

   (847,849)          493            (168,424)            7,000            (12,520)               5
 ----------        ------          ----------          --------           --------             ----
   (773,463)          493            (388,748)            7,009            (38,258)               5
 ----------        ------          ----------          --------           --------             ----
  4,414,228         3,366           2,325,463           110,815            927,886              875

   (111,453)           (8)           (279,778)             (102)           (52,947)               0
 ----------        ------          ----------          --------           --------             ----
  4,302,775         3,358           2,045,685           110,713            874,939              875
 ----------        ------          ----------          --------           --------             ----
  3,529,312         3,851           1,656,937           117,722            836,681              880
      3,851             0             117,722                 0                  0                0
 ----------        ------          ----------          --------           --------             ----
 $3,533,163        $3,851          $1,774,659          $117,722           $836,681             $880
 ==========        ======          ==========          ========           ========             ====
        317             0              10,224                 0                  0                0
    354,278           318             196,009            10,234            109,299               88
     (8,945)           (1)            (23,582)              (10)            (6,237)               0
 ----------        ------          ----------          --------           --------             ----
    345,650           317             182,651            10,224            103,062               88
 ==========        ======          ==========          ========           ========             ====

 $  159,745        $    0          $  101,611          $      0           $  5,293             $  0
 ==========        ======          ==========          ========           ========             ====

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.


2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the year ended December 31, 2000 aggregated $5,521,511.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                                Cost of
                                                            Shares Acquired       Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------

    MONY Series Fund, Inc.
    Money Market Portfolio.............................       $192,325,569        $182,242,223
    Intermediate Term Bond Portfolio...................          2,750,272           1,139,323
    Long Term Bond Portfolio...........................          3,604,096           1,618,988
    Government Securities Portfolio....................          1,036,121             418,418

    Enterprise Accumulation Trust
    Equity Portfolio...................................          2,394,664           1,236,852
    Small Company Value Portfolio......................            795,929             384,775
    Managed Portfolio..................................            232,640             219,507
    International Growth Portfolio.....................            347,052             935,329
    High Yield Bond Portfolio..........................          2,467,070           1,459,404
    Small Company Growth Portfolio.....................            603,658             344,129
    Growth Portfolio...................................            973,897               4,814

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................          1,718,811             968,843
    Small Company Stock Portfolio......................            563,036             310,511
    Dreyfus Stock Index Fund...........................         18,525,211           7,361,932
    Dreyfus Socially Responsible Growth Fund, Inc......            310,532             142,583

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)


                                                                Cost of
                                                            Shares Acquired       Proceeds from
Corporate Sponsored Variable Universal Life Subaccounts (Excludes Reinvestments) Shares Redeemed
------------------------------------------------------- ------------------------ ---------------

      Van Eck Worldwide Insurance Trust
      Hard Assets Portfolio............................           18,913                1,127
      Worldwide Bond Portfolio.........................           95,267               61,603
      Worldwide Emerging Markets Portfolio.............          229,065               83,673

      T. Rowe Price Equity Series, Inc.
      Equity Income Portfolio..........................        1,428,972              446,681
      Prime Reserve Portfolio..........................          311,864              176,803
      International Stock Portfolio....................        2,394,281              360,059
      Limited Term Portfolio...........................           32,560                2,229
      New America Growth Portfolio.....................          452,164              270,016
      Personal Strategic Balance Portfolio.............        1,634,366              592,794

      Fidelity Variable Insurance Products Funds
      VIP Growth Portfolio.............................        2,965,894            1,915,097
      VIP II Contrafund Portfolio......................        3,563,784            1,329,024
      VIP III Growth Opportunities Portfolio...........          142,164               18,566
      VIP II Asset Manager Portfolio...................        1,066,389              583,038
      VIP III Growth & Income Portfolio................        8,498,460            4,233,400

      The Universal Institutional Funds, Inc.
      Equity Growth Portfolio..........................        1,270,033              963,841
      Fixed Income Portfolio...........................        3,622,509               57,296
      Value Portfolio..................................           55,410               37,745
      Janus Aspen Series
      Aggressive Growth Portfolio......................        3,822,082            1,662,403
      Flexible Income Portfolio........................        6,220,825              247,805
      International Growth Portfolio...................        4,703,689              400,913
      Worldwide Growth Portfolio.......................        4,244,725            2,199,040
      Capital Appreciation Portfolio...................        1,138,070              263,130
      Strategic Value Portfolio........................              875                    0

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000



                                                                      MONY Custom Equity Master
                                              --------------------------------------------------------------------------
                                                          MONY Series Fund, Inc.             Enterprise Accumulation Trust
                                              ---------------------------------------------- ---------------------------
                                              Intermediate Long Term   Government   Money                  Small Company
                                               Term Bond      Bond     Securities   Market      Equity         Value
                                               Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Subaccount
                                              ------------ ----------  ---------- ---------- -----------   -------------
                   ASSETS
Shares held in respective Funds..............     56,254       75,727     59,983   3,275,548     181,870         176,192
                                                ========   ==========   ========  ========== ===========      ==========
Investments at cost..........................   $598,495   $  941,000   $642,869  $3,275,548 $ 6,587,420      $5,150,672
                                                ========   ==========   ========  ========== ===========      ==========
Investments in respective Funds, at net asset
  value......................................   $617,108   $1,004,899   $677,207  $3,275,548 $ 5,077,811      $4,614,458
Amount due from respective Funds.............        479        1,144        762      11,637      28,758          11,843
Amount due from MONY America.................        258          858        171       2,174       2,150           1,687
                                                --------   ----------   --------  ---------- -----------      ----------
       Total assets..........................    617,845    1,006,901    678,140   3,289,359   5,108,719       4,627,988
                                                --------   ----------   --------  ---------- -----------      ----------
                 LIABILITIES
Amount due to respective Funds...............        258          858        171       2,174       2,150           1,687
Amount due to MONY America...................        559        1,277        853      12,059      29,417          12,438
                                                --------   ----------   --------  ---------- -----------      ----------
       Total liabilities.....................        817        2,135      1,024      14,233      31,567          14,125
                                                --------   ----------   --------  ---------- -----------      ----------
Net assets...................................   $617,028   $1,004,766   $677,116  $3,275,126 $ 5,077,152      $4,613,863
                                                ========   ==========   ========  ========== ===========      ==========
Net assets consist of:
 Contractholders' net payments...............   $580,258   $  917,256   $627,443  $3,105,512 $ 5,355,364      $4,264,759
 Undistributed net investment income.........     26,486       37,604     17,229     169,614   1,256,835         860,545
 Accumulated net realized gain (loss) on
   investments...............................     (8,329)     (13,993)    (1,894)          0     (25,438)         24,773
 Net unrealized appreciation (depreciation)
   of investments............................     18,613       63,899     34,338           0  (1,509,609)       (536,214)
                                                --------   ----------   --------  ---------- -----------      ----------
Net assets...................................   $617,028   $1,004,766   $677,116  $3,275,126 $ 5,077,152      $4,613,863
                                                ========   ==========   ========  ========== ===========      ==========
Number of units outstanding*.................     57,274       95,045     61,762     295,900     460,705         348,647
                                                --------   ----------   --------  ---------- -----------      ----------
Net asset value per unit outstanding*........   $  10.77   $    10.57   $  10.96  $    11.07 $     11.02      $    13.23
                                                ========   ==========   ========  ========== ===========      ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                      MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------
             International High Yield               Growth and  Small Company   Equity      Capital
  Managed       Growth        Bond        Growth      Income       Growth       Income    Appreciation
 Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
-----------  ------------- ----------  -----------  ----------  ------------- ----------  ------------
    317,025      328,662      214,531    2,748,313     874,428      398,206      224,118      502,983
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$ 9,381,686   $2,637,032   $1,026,785  $16,823,539  $5,409,312   $3,557,712   $1,181,906   $3,937,537
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$ 7,668,835   $2,280,913   $  961,100  $16,462,393  $5,421,451   $3,424,570   $1,275,229   $3,566,146
     10,587        7,161        1,678       30,183      16,180       10,835        1,578        6,200
      4,646          964          955        9,971       2,818        1,622          867        1,845
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
  7,684,068    2,289,038      963,733   16,502,547   5,440,449    3,437,027    1,277,674    3,574,191
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
      4,646          964          955        9,971       2,818        1,622          867        1,845
     11,592        7,459        1,805       32,308      16,882       11,270        1,739        6,663
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
     16,238        8,423        2,760       42,279      19,700       12,892        2,606        8,508
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$ 7,667,830   $2,280,615   $  960,973  $16,460,268  $5,420,749   $3,424,135   $1,275,068   $3,565,683
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
$ 7,295,544   $2,279,410   $  972,834  $16,249,855  $5,256,044   $3,205,245   $1,184,290   $3,455,955
  3,030,777      216,643       92,370       77,380      (4,957)      12,045        1,217      163,175
   (945,640)     140,681      (38,546)     494,179     157,523      339,987       (3,762)     317,944
 (1,712,851)    (356,119)     (65,685)    (361,146)     12,139     (133,142)      93,323     (371,391)
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$ 7,667,830   $2,280,615   $  960,973  $16,460,268  $5,420,749   $3,424,135   $1,275,068   $3,565,683
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========
    685,392      188,306       95,559    1,396,706     447,828      210,319      111,358      245,534
-----------   ----------   ----------  -----------  ----------   ----------   ----------   ----------
$     11.19   $    12.11   $    10.06  $     11.79  $    12.10   $    16.28   $    11.45   $    14.52
===========   ==========   ==========  ===========  ==========   ==========   ==========   ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000


                                                                      MONY Custom Equity Master
                                                           ----------------------------------------------
                                                           Enterprise Accumulation
                                                                    Trust
                                                           -----------------------               Dreyfus
                                                                                                Socially
                                                            Multi-Cap                Dreyfus   Responsible
                                                              Growth     Balanced  Stock Index   Growth
                                                            Subaccount  Subaccount Subaccount  Subaccount
                                                           -----------  ---------- ----------- -----------
                          ASSETS
Shares held in respective Funds...........................     457,375     37,457      78,151     11,295
                                                           ===========   ========  ==========   ========
Investments at cost....................................... $ 5,877,774   $190,299  $2,878,733   $426,607
                                                           ===========   ========  ==========   ========
Investments in respective Funds, at net asset value....... $ 4,642,352   $192,532  $2,657,136   $389,342
Amount due from respective Funds..........................      13,285        149       6,537      1,271
Amount due from MONY America..............................       1,041         18         614         86
                                                           -----------   --------  ----------   --------
       Total assets.......................................   4,656,678    192,699   2,664,287    390,699
                                                           -----------   --------  ----------   --------
                       LIABILITIES
Amount due to respective Funds............................       1,041         18         614         86
Amount due to MONY America................................      13,891        174       6,874      1,319
                                                           -----------   --------  ----------   --------
       Total liabilities..................................      14,932        192       7,488      1,405
                                                           -----------   --------  ----------   --------
Net assets................................................ $ 4,641,746   $192,507  $2,656,799   $389,294
                                                           ===========   ========  ==========   ========
Net assets consist of:
 Contractholders' net payments............................ $ 6,211,357   $189,546  $2,831,650   $416,236
 Undistributed net investment income (loss)...............      (9,475)       618      51,458      5,060
 Accumulated net realized gain (loss) on investments......    (324,714)       110      (4,712)     5,263
 Net unrealized appreciation (depreciation) of investments  (1,235,422)     2,233    (221,597)   (37,265)
                                                           -----------   --------  ----------   --------
Net assets................................................ $ 4,641,746   $192,507  $2,656,799   $389,294
                                                           ===========   ========  ==========   ========
Number of units outstanding*..............................     494,446     18,855     272,935     39,772
                                                           -----------   --------  ----------   --------
Net asset value per unit outstanding*..................... $      9.39   $  10.21  $     9.73   $   9.79
                                                           ===========   ========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                               MONY Custom Equity Master
------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                Janus Aspen Series
----------------------------------------   ------------------------------------------------
                              VIP III
   VIP          VIP II        Growth        Aggressive                Capital    Worldwide
  Growth      Contrafund   Opportunities      Growth     Balanced   Appreciation   Growth
Subaccount    Subaccount    Subaccount      Subaccount  Subaccount   Subaccount  Subaccount
----------    ----------   -------------   -----------  ----------  ------------ ----------
    38,790        81,496          31,053        93,292      52,329       89,322      82,187
 ==========   ==========        ========   ===========  ==========   ==========  ==========
$1,881,635    $2,005,627        $608,034   $ 4,746,434  $1,343,472   $2,810,161  $3,622,960
 ==========   ==========        ========   ===========  ==========   ==========  ==========
$1,687,353    $1,928,999        $549,630   $ 3,386,508  $1,272,113   $2,392,936  $3,039,288
    24,144         2,812           7,828        17,961       4,626        5,949      10,259
       869           534             209         1,006         372          711         989
 ----------   ----------        --------   -----------  ----------   ----------  ----------
 1,712,366     1,932,345         557,667     3,405,475   1,277,111    2,399,596   3,050,536
 ----------   ----------        --------   -----------  ----------   ----------  ----------
       869           534             209         1,006         372          711         989
    24,360         3,059           7,899        18,405       4,791        6,263      10,657
 ----------   ----------        --------   -----------  ----------   ----------  ----------
    25,229         3,593           8,108        19,411       5,163        6,974      11,646
 ----------   ----------        --------   -----------  ----------   ----------  ----------
$1,687,137    $1,928,752        $549,559   $ 3,386,064  $1,271,948   $2,392,622  $3,038,890
 ==========   ==========        ========   ===========  ==========   ==========  ==========
$1,896,697    $2,016,255        $613,923   $ 4,719,893  $1,298,616   $2,793,070  $3,542,030
    11,844        26,943           4,545       292,799      67,617       20,434     149,432
   (27,122)      (37,818)        (10,505)     (266,702)    (22,926)      (3,657)    (68,900)
  (194,282)      (76,628)        (58,404)   (1,359,926)    (71,359)    (417,225)   (583,672)
 ----------   ----------        --------   -----------  ----------   ----------  ----------
$1,687,137    $1,928,752        $549,559   $ 3,386,064  $1,271,948   $2,392,622  $3,038,890
 ==========   ==========        ========   ===========  ==========   ==========  ==========
   166,741       182,000          65,733       357,290     122,793      222,664     275,632
 ----------   ----------        --------   -----------  ----------   ----------  ----------
$    10.12    $    10.60        $   8.36   $      9.48  $    10.36   $    10.75  $    11.03
 ==========   ==========        ========   ===========  ==========   ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2000


                                                                               MONY Custom Equity Master
                                                                     --------------------------------------------
                                                                                MONY Series Fund, Inc.
                                                                     --------------------------------------------
                                                                     Intermediate Long Term  Government   Money
                                                                      Term Bond      Bond    Securities   Market
                                                                      Subaccount  Subaccount Subaccount Subaccount
                                                                     ------------ ---------- ---------- ----------
Dividend income.....................................................   $21,080     $ 33,822   $16,961    $147,621
Distribution from net realized gains................................         0            0         4           0
Mortality and expense risk charges..................................    (1,618)      (2,323)   (1,687)     (8,541)
                                                                       -------     --------   -------    --------
Net investment income (loss)........................................    19,462       31,499    15,278     139,080
                                                                       -------     --------   -------    --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................      (688)      (1,749)       21           0
 Net change in unrealized appreciation (depreciation) of investments    18,002       70,974    33,373           0
                                                                       -------     --------   -------    --------
Net realized and unrealized gain (loss) on investments..............    17,314       69,225    33,394           0
                                                                       -------     --------   -------    --------
Net increase (decrease) in net assets resulting from operations.....   $36,776     $100,724   $48,672    $139,080
                                                                       =======     ========   =======    ========


                      See notes to financial statements.

                                    MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------
               Small                                                                     Small
              Company                 International High Yield              Growth and  Company
   Equity      Value       Managed       Growth        Bond       Growth      Income     Growth
 Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount  Subaccount Subaccount
 ----------  ----------  -----------  ------------- ---------- -----------  ---------- ----------
$    30,395   $   5,844  $   144,091    $   4,046    $ 69,798  $    14,350  $  11,921   $       0
  1,095,083     749,948    2,233,624      196,830           0      123,004        145      22,063
    (13,467)    (12,362)     (22,320)      (6,476)     (2,545)     (45,292)   (13,828)     (8,664)
-----------   ---------  -----------    ---------    --------  -----------  ---------   ---------
  1,112,011     743,430    2,355,395      194,400      67,253       92,062     (1,762)     13,399
-----------   ---------  -----------    ---------    --------  -----------  ---------   ---------
    (17,696)     (8,964)    (831,371)     104,802     (30,452)     335,051    127,577     300,547
 (1,641,850)   (646,837)  (1,408,410)    (630,290)    (59,167)  (1,366,719)  (133,650)   (382,937)
-----------   ---------  -----------    ---------    --------  -----------  ---------   ---------
 (1,659,546)   (655,801)  (2,239,781)    (525,488)    (89,619)  (1,031,668)    (6,073)    (82,390)
-----------   ---------  -----------    ---------    --------  -----------  ---------   ---------
$  (547,535)  $  87,629  $   115,614    $(331,088)   $(22,366) $  (939,606) $  (7,835)  $ (68,991)
===========   =========  ===========    =========    ========  ===========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2000


                                                                                MONY Custom Equity Master
                                                                     -----------------------------------------------
                                                                              Enterprise Accumulation Trust
                                                                     -----------------------------------------------


                                                                       Equity     Capital     Multi-Cap
                                                                       Income   Appreciation    Growth     Balanced
                                                                     Subaccount  Subaccount   Subaccount  Subaccount
                                                                     ---------- ------------ -----------  ----------
Dividend income.....................................................  $  5,564   $       0   $         0      $  366
Distribution from net realized gains................................         0     175,772         2,110         611
Mortality and expense risk charges..................................    (3,756)    (10,400)      (11,458)       (359)
                                                                      --------   ---------   -----------      ------
Net investment income (loss)........................................     1,808     165,372        (9,348)        618
                                                                      --------   ---------   -----------      ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments............................   (21,235)    272,992      (329,948)        110
 Net change in unrealized appreciation (depreciation) of investments   100,153    (874,427)   (1,293,441)      2,213
                                                                      --------   ---------   -----------      ------
 Net realized and unrealized gain (loss) on investments.............    78,918    (601,435)   (1,623,389)      2,323
                                                                      --------   ---------   -----------      ------
Net increase (decrease) in net assets resulting from operations.....  $ 80,726   $(436,063)  $(1,632,737)     $2,941
                                                                      ========   =========   ===========      ======


                      See notes to financial statements.

                                        MONY Custom Equity Master
----------------------------------------------------------------------------------------------------------------
                       FidelityVariable Insurance Products Funds               Janus Aspen Series
                       ----------------------------------------  ----------------------------------------------
             Dreyfus
 Dreyfus    Socially                                VIP III
  Stock    Responsible    VIP         VIP II        Growth        Aggressive               Capital    Worldwide
  Index      Growth      Growth     Contrafund   Opportunities      Growth     Balanced  Appreciation   Growth
Subaccount Subaccount  Subaccount   Subaccount    Subaccount      Subaccount  Subaccount  Subaccount  Subaccount
---------- ----------- ----------   ----------   -------------   -----------  ---------- ------------ ----------
$  15,170   $  2,803   $     121    $     814      $    870      $         0   $ 21,505   $  24,562   $  10,074
   40,030          0      14,478       29,542         4,576          301,276     47,838         641     145,427
   (4,554)      (680)     (2,742)      (3,384)         (889)          (8,369)    (1,993)     (5,090)     (6,013)
---------   --------   ---------    ---------      --------      -----------   --------   ---------   ---------
   50,646      2,123      11,857       26,972         4,557          292,907     67,350      20,113     149,488
---------   --------   ---------    ---------      --------      -----------   --------   ---------   ---------
   (5,117)     5,253     (27,656)     (38,064)      (10,516)        (268,611)   (22,956)     (4,558)    (70,248)
 (224,769)   (39,108)   (197,290)     (83,694)      (58,779)      (1,418,465)   (72,184)   (448,911)   (606,602)
---------   --------   ---------    ---------      --------      -----------   --------   ---------   ---------
 (229,886)   (33,855)   (224,946)    (121,758)      (69,295)      (1,687,076)   (95,140)   (453,469)   (676,850)
---------   --------   ---------    ---------      --------      -----------   --------   ---------   ---------
$(179,240)  $(31,732)  $(213,089)   $ (94,786)     $(64,738)     $(1,394,169)  $(27,790)  $(433,356)  $(527,362)
=========   ========   =========    =========      ========      ===========   ========   =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,


                                                                                 MONY Custom Equity Master
                                                                        ------------------------------------------
                                                                                  MONY Series Fund, Inc.
                                                                        ------------------------------------------
                                                                            Intermediate            Long Term
                                                                              Term Bond               Bond
                                                                             Subaccount            Subaccount
                                                                        --------------------  --------------------
                                                                           2000       1999       2000       1999
                                                                        ---------  ---------  ----------  --------
From operations:
 Net investment income................................................. $  19,462  $   7,024  $   31,499  $  6,105
 Net realized gain (loss) on investments...............................      (688)    (7,641)     (1,749)  (12,244)
 Net change in unrealized appreciation (depreciation) of investments...    18,002        609      70,974    (7,080)
                                                                        ---------  ---------  ----------  --------
Net increase (decrease) in net assets resulting from operations........    36,776         (8)    100,724   (13,219)
                                                                        ---------  ---------  ----------  --------
From unit transactions:
 Net proceeds from the issuance of units...............................   334,344    711,966     693,119   534,080
 Net asset value of units redeemed or used to meet contract obligations  (239,212)  (228,769)   (213,919)  (97,560)
                                                                        ---------  ---------  ----------  --------
Net increase from unit transactions....................................    95,132    483,197     479,200   436,520
                                                                        ---------  ---------  ----------  --------
Net increase in net assets.............................................   131,908    483,189     579,924   423,301
Net assets beginning of year...........................................   485,120      1,931     424,842     1,541
                                                                        ---------  ---------  ----------  --------
Net assets end of year*................................................ $ 617,028  $ 485,120  $1,004,766  $424,842
                                                                        =========  =========  ==========  ========
Unit transactions:
Units outstanding beginning of year....................................    48,440        193      46,303       155
Units issued during the year...........................................    32,519     71,100      70,758    56,509
Units redeemed during the year.........................................   (23,685)   (22,853)    (22,016)  (10,361)
                                                                        ---------  ---------  ----------  --------
Units outstanding end of year..........................................    57,274     48,440      95,045    46,303
                                                                        =========  =========  ==========  ========
----------
*Includes undistributed net investment income of:                       $  26,486  $   7,024  $   37,604  $  6,105
                                                                        =========  =========  ==========  ========

                      See notes to financial statements.

                                   MONY Custom Equity Master
----------------------------------------------------------------------------------------------
           MONY Series Fund, Inc.                       Enterprise Accumulation Trust
--------------------------------------------  ------------------------------------------------
    Government                Money                                         Small Company
    Securities               Market                    Equity                   Value
    Subaccount             Subaccount                Subaccount               Subaccount
------------------  ------------------------  -----------------------  -----------------------
  2000      1999        2000         1999         2000        1999         2000        1999
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
$ 15,278  $  1,951  $   139,080  $    30,534  $ 1,112,011  $  144,825  $   743,430  $  117,115
      21    (1,915)           0            0      (17,696)     (7,750)      (8,964)     33,735
  33,373       965            0            0   (1,641,850)    131,997     (646,837)    110,343
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
  48,672     1,001      139,080       30,534     (547,535)    269,072       87,629     261,193
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
 463,494   305,134    7,729,097    3,691,838    4,348,369   2,705,850    3,298,829   2,882,501
 (89,978)  (51,936)  (6,121,091)  (2,258,987)  (1,201,211)   (516,750)  (1,315,347)   (609,029)
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
 373,516   253,198    1,608,006    1,432,851    3,147,158   2,189,100    1,983,482   2,273,472
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
 422,188   254,199    1,747,086    1,463,385    2,599,623   2,458,172    2,071,111   2,534,665
 254,928       729    1,528,040       64,655    2,477,529      19,357    2,542,752       8,087
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
$677,116  $254,928  $ 3,275,126  $ 1,528,040  $ 5,077,152  $2,477,529  $ 4,613,863  $2,542,752
========  ========  ===========  ===========  ===========  ==========  ===========  ==========
  25,422        73      146,000        6,463      212,392       1,912      196,273         772
  45,013    30,541      720,831      359,906      343,075     260,034      253,071     247,197
  (8,673)   (5,192)    (570,931)    (220,369)     (94,762)    (49,554)    (100,697)    (51,696)
--------  --------  -----------  -----------  -----------  ----------  -----------  ----------
  61,762    25,422      295,900      146,000      460,705     212,392      348,647     196,273
========  ========  ===========  ===========  ===========  ==========  ===========  ==========
$ 17,229  $  1,951  $   169,614  $    30,534  $ 1,256,835  $  144,824  $   860,545  $  117,115
========  ========  ===========  ===========  ===========  ==========  ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                                                                    MONY Custom Equity Master
                                                                        ------------------------------------------------
                                                                                  Enterprise Accumulation Trust
                                                                        ------------------------------------------------
                                                                                 Managed               International
                                                                               Subaccount            Growth Subaccount
                                                                        ------------------------  ----------------------
                                                                            2000         1999        2000        1999
                                                                        -----------  -----------  ----------  ----------
From operations:
 Net investment income................................................. $ 2,355,395  $   675,383  $  194,400  $   22,243
 Net realized gain (loss) on investments...............................    (831,371)    (114,285)    104,802      35,877
 Net change in unrealized appreciation (depreciation) of investments...  (1,408,410)    (304,672)   (630,290)    274,153
                                                                        -----------  -----------  ----------  ----------
Net increase (decrease) in net assets resulting from operations........     115,614      256,426    (331,088)    332,273
                                                                        -----------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the issuance of units...............................   4,559,202    6,547,247   1,940,752   1,275,028
 Net asset value of units redeemed or used to meet contract obligations  (2,422,726)  (1,414,906)   (685,072)   (252,640)
                                                                        -----------  -----------  ----------  ----------
Net increase from unit transactions....................................   2,136,476    5,132,341   1,255,680   1,022,388
                                                                        -----------  -----------  ----------  ----------
Net increase in net assets.............................................   2,252,090    5,388,767     924,592   1,354,661
Net assets beginning of year...........................................   5,415,740       26,973   1,356,023       1,362
                                                                        -----------  -----------  ----------  ----------
Net assets end of year*................................................ $ 7,667,830  $ 5,415,740  $2,280,615  $1,356,023
                                                                        ===========  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning of year....................................     489,437        2,653      92,361         131
Units issued during the year...........................................     418,776      620,235     147,809     114,415
Units redeemed during the year.........................................    (222,821)    (133,451)    (51,864)    (22,185)
                                                                        -----------  -----------  ----------  ----------
Units outstanding end of year..........................................     685,392      489,437     188,306      92,361
                                                                        ===========  ===========  ==========  ==========
----------
*Includes undistributed net investment income (loss) of:                $ 3,030,777  $   675,382  $  216,643  $   22,243
                                                                        ===========  ===========  ==========  ==========

                      See notes to financial statements.

                                   MONY Custom Equity Master
------------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
     High Yield                                        Growth and             Small Company
        Bond                   Growth                    Income                  Growth
     Subaccount              Subaccount                Subaccount              Subaccount
--------------------  ------------------------  -----------------------  ----------------------
   2000       1999        2000         1999         2000        1999        2000        1999
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
$  67,253  $  25,115  $    92,062  $   (14,681) $    (1,762) $   (3,195) $   13,399  $   (1,354)
  (30,452)    (8,094)     335,051      159,102      127,577      29,946     300,547      39,439
  (59,167)    (6,521)  (1,366,719)   1,005,449     (133,650)    145,726    (382,937)    249,744
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
  (22,366)    10,500     (939,606)   1,149,870       (7,835)    172,477     (68,991)    287,829
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
  625,103    680,017   12,169,766   10,743,825    4,219,677   3,055,454   3,220,981   1,122,121
 (225,076)  (110,651)  (4,551,670)  (2,164,169)  (1,436,042)   (593,120)   (966,838)   (172,414)
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
  400,027    569,366    7,618,096    8,579,656    2,783,635   2,462,334   2,254,143     949,707
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
  377,661    579,866    6,678,490    9,729,526    2,775,800   2,634,811   2,185,152   1,237,536
  583,312      3,446    9,781,778       52,252    2,644,949      10,138   1,238,983       1,447
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
$ 960,973  $ 583,312  $16,460,268  $ 9,781,778  $ 5,420,749  $2,644,949  $3,424,135  $1,238,983
=========  =========  ===========  ===========  ===========  ==========  ==========  ==========
   56,344        345      762,612        5,053      219,728       1,012      77,266         140
   61,065     66,875    1,014,650      943,048      347,137     271,176     190,487      91,095
  (21,850)   (10,876)    (380,556)    (185,489)    (119,037)    (52,460)    (57,434)    (13,969)
---------  ---------  -----------  -----------  -----------  ----------  ----------  ----------
   95,559     56,344    1,396,706      762,612      447,828     219,728     210,319      77,266
=========  =========  ===========  ===========  ===========  ==========  ==========  ==========
$  92,370  $  25,117  $    77,380  $   (14,682) $    (4,957) $   (3,195) $   12,045  $   (1,354)
=========  =========  ===========  ===========  ===========  ==========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                     MONY Custom Equity Master
                                                                        --------------------------------------------------
                                                                                   Enterprise Accumulation Trust
                                                                        --------------------------------------------------
                                                                                 Equity                    Capital
                                                                                 Income                 Appreciation
                                                                               Subaccount                Subaccount
                                                                        ------------------------  ------------------------
                                                                          For the      For the      For the      For the
                                                                         year ended   year ended   year ended   year ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2000         1999         2000         1999
                                                                        ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss)..........................................  $    1,808   $     (591)  $  165,372   $   (2,197)
 Net realized gain (loss) on investments...............................     (21,235)      17,473      272,992       44,949
 Net change in unrealized appreciation (depreciation) of investments...     100,153       (6,848)    (874,427)     503,012
                                                                         ----------   ----------   ----------   ----------
Net increase (decrease) in net assets resulting from operations........      80,726       10,034     (436,063)     545,764
                                                                         ----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units...............................     940,041    1,095,411    2,906,900    1,762,597
 Net asset value of units redeemed or used to meet contract obligations    (611,966)    (250,359)    (945,123)    (276,515)
                                                                         ----------   ----------   ----------   ----------
Net increase from unit transactions....................................     328,075      845,052    1,961,777    1,486,082
                                                                         ----------   ----------   ----------   ----------
Net increase in net assets.............................................     408,801      855,086    1,525,714    2,031,846
Net assets beginning of period.........................................     866,267       11,181    2,039,969        8,123
                                                                         ----------   ----------   ----------   ----------
Net assets end of period*..............................................  $1,275,068   $  866,267   $3,565,683   $2,039,969
                                                                         ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period..................................      80,262        1,091      120,616          743
Units issued during the period.........................................      88,864      101,978      184,852      141,549
Units redeemed during the period.......................................     (57,768)     (22,807)     (59,934)     (21,676)
                                                                         ----------   ----------   ----------   ----------
Units outstanding end of period........................................     111,358       80,262      245,534      120,616
                                                                         ==========   ==========   ==========   ==========
----------
*Includes undistributed net investment income (loss) of:                 $    1,217   $     (591)  $  163,175   $   (2,197)
                                                                         ==========   ==========   ==========   ==========

** Commencement of operations

                      See notes to financial statements.

                                                    MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------------------------
                 Enterprise Accumulation Trust
---------------------------------------------------------------
           Multi-Cap                                                      Dreyfus Stock                  Dreyfus Socially
            Growth                          Balanced                          Index                        Responsible
          Subaccount                       Subaccount                      Subaccount                       Subaccount
------------------------------  -------------------------------  ------------------------------  -------------------------------
  For the      For the period     For the      For the period      For the      For the period     For the      For the period
 year ended  November 2, 1999**  year ended  November 15, 1999**  year ended  November 9, 1999**  year ended  November 10, 1999**
December 31,      through       December 31,       through       December 31,      through       December 31,       through
    2000     December 31, 1999      2000      December 31, 1999      2000     December 31, 1999      2000      December 31, 1999
------------ ------------------ ------------ ------------------- ------------ ------------------ ------------ -------------------
$    (9,348)      $   (127)       $    618         $    0         $   50,646       $    812        $  2,123         $ 2,937
   (329,948)         5,234             110              0             (5,117)           405           5,253              10
 (1,293,441)        58,019           2,213             20           (224,769)         3,172         (39,108)          1,843
-----------       --------        --------         ------         ----------       --------        --------         -------
 (1,632,737)        63,126           2,941             20           (179,240)         4,389         (31,732)          4,790
-----------       --------        --------         ------         ----------       --------        --------         -------
  6,921,663        423,841         225,971          2,295          3,060,428        136,922         379,358          86,547
 (1,087,507)       (46,640)        (38,679)           (41)          (360,740)        (4,960)        (49,349)           (320)
-----------       --------        --------         ------         ----------       --------        --------         -------
  5,834,156        377,201         187,292          2,254          2,699,688        131,962         330,009          86,227
-----------       --------        --------         ------         ----------       --------        --------         -------
  4,201,419        440,327         190,233          2,274          2,520,448        136,351         298,277          91,017
    440,327              0           2,274              0            136,351              0          91,017               0
-----------       --------        --------         ------         ----------       --------        --------         -------
$ 4,641,746       $440,327        $192,507         $2,274         $2,656,799       $136,351        $389,294         $91,017
===========       ========        ========         ======         ==========       ========        ========         =======
     32,431              0             221              0             12,662              0           8,243               0
    551,105         36,551          22,491            225            294,965         13,142          36,266           8,273
    (89,090)        (4,120)         (3,857)            (4)           (34,692)          (480)         (4,737)            (30)
-----------       --------        --------         ------         ----------       --------        --------         -------
    494,446         32,431          18,855            221            272,935         12,662          39,772           8,243
===========       ========        ========         ======         ==========       ========        ========         =======
$    (9,475)      $   (127)       $    618         $    0         $   51,458       $    812        $  5,060         $ 2,937
===========       ========        ========         ======         ==========       ========        ========         =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)



                                                                                       MONY Custom Equity Master
                                                                        ------------------------------------------------------
                                                                              Fidelity Variable Insurance Products Funds
                                                                        ------------------------------------------------------

                                                                                VIP Growth               VIP II Contrafund
                                                                                Subaccount                  Subaccount
                                                                        --------------------------  --------------------------
                                                                                     For the period              For the period
                                                                          For the     November 9,     For the     November 3,
                                                                         year ended  1999** through  year ended  1999** through
                                                                        December 31,  December 31,  December 31,  December 31,
                                                                            2000          1999          2000          1999
                                                                        ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss)..........................................  $   11,857     $   (13)     $   26,972     $    (29)
 Net realized gain (loss) on investments...............................     (27,656)        534         (38,064)         246
 Net change in unrealized appreciation (depreciation) of
   investments.........................................................    (197,290)      3,008         (83,694)       7,066
                                                                         ----------     -------      ----------     --------
Net increase (decrease) in net assets resulting from operations........    (213,089)      3,529         (94,786)       7,283
                                                                         ----------     -------      ----------     --------
From unit transactions:
 Net proceeds from the issuance of units...............................   2,096,981      56,705       2,220,996      111,883
 Net asset value of units redeemed or used to meet contract obligations    (254,083)     (2,906)       (314,167)      (2,457)
                                                                         ----------     -------      ----------     --------
Net increase from unit transactions....................................   1,842,898      53,799       1,906,829      109,426
                                                                         ----------     -------      ----------     --------
Net increase in net assets.............................................   1,629,809      57,328       1,812,043      116,709
Net assets beginning of period.........................................      57,328           0         116,709            0
                                                                         ----------     -------      ----------     --------
Net assets end of period*..............................................  $1,687,137     $57,328      $1,928,752     $116,709
                                                                         ==========     =======      ==========     ========
Unit transactions:
Units outstanding beginning of period..................................       5,021           0          10,237            0
Units issued during the period.........................................     184,034       5,291         200,127       10,466
Units redeemed during the period.......................................     (22,314)       (270)        (28,364)        (229)
                                                                         ----------     -------      ----------     --------
Units outstanding end of period........................................     166,741       5,021         182,000       10,237
                                                                         ==========     =======      ==========     ========
----------
*Includes undistributed net investment income (loss) of:                 $   11,844     $   (13)     $   26,943     $    (29)
                                                                         ==========     =======      ==========     ========
** Commencement of operations


                      See notes to financial statements.

                                                         MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
      Products Funds                                                      Janus Aspen Series
--------------------------  -----------------------------------------------------------------------------------
      VIP III Growth
       Opportunities             Aggressive Growth               Balanced              Capital Appreciation
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year  November 10,  For the year  November 2,   For the year  November 2,   For the year  November 15,
   ended     1999** through    ended     1999** through    ended     1999** through    ended     1999** through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2000          1999          2000          1999          2000          1999          2000          1999
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  4,557      $   (12)    $   292,907     $   (108)    $   67,350     $   267      $   20,113     $    321
   (10,516)          11        (268,611)       1,909        (22,956)         30          (4,558)         901

   (58,779)         375      (1,418,465)      58,539        (72,184)        825        (448,911)      31,686
  --------      -------     -----------     --------     ----------     -------      ----------     --------
   (64,738)         374      (1,394,169)      60,340        (27,790)      1,122        (433,356)      32,908
  --------      -------     -----------     --------     ----------     -------      ----------     --------
   660,220       33,785       5,144,249      355,366      1,457,490      30,519       2,981,385      192,015
   (79,555)        (527)       (769,279)     (10,443)      (188,408)       (985)       (375,303)      (5,027)
  --------      -------     -----------     --------     ----------     -------      ----------     --------
   580,665       33,258       4,374,970      344,923      1,269,082      29,534       2,606,082      186,988
  --------      -------     -----------     --------     ----------     -------      ----------     --------
   515,927       33,632       2,980,801      405,263      1,241,292      30,656       2,172,726      219,896
    33,632            0         405,263            0         30,656           0         219,896            0
  --------      -------     -----------     --------     ----------     -------      ----------     --------
  $549,559      $33,632     $ 3,386,064     $405,263     $1,271,948     $30,656      $2,392,622     $219,896
  ========      =======     ===========     ========     ==========     =======      ==========     ========
     3,320            0          29,042            0          2,882           0          16,682            0
    71,044        3,373         386,534       29,886        137,761       2,978         236,156       17,128
    (8,631)         (53)        (58,286)        (844)       (17,850)        (96)        (30,174)        (446)
  --------      -------     -----------     --------     ----------     -------      ----------     --------
    65,733        3,320         357,290       29,042        122,793       2,882         222,664       16,682
  ========      =======     ===========     ========     ==========     =======      ==========     ========

  $  4,545      $   (12)    $   292,799     $   (108)    $   67,617     $   267      $   20,434     $    321
  ========      =======     ===========     ========     ==========     =======      ==========     ========






     Worldwide Growth
        Subaccount
--------------------------
             For the period
For the year  November 3,
   ended     1999** through
December 31,  December 31,
    2000          1999
------------ --------------
 $  149,488     $    (56)
    (70,248)       1,348

   (606,602)      22,930
 ----------     --------
   (527,362)      24,222
 ----------     --------
  3,880,330      201,994
   (533,496)      (6,798)
 ----------     --------
  3,346,834      195,196
 ----------     --------
  2,819,472      219,418
    219,418            0
 ----------     --------
 $3,038,890     $219,418
 ==========     ========
     16,721            0
    300,001       17,285
    (41,090)        (564)
 ----------     --------
    275,632       16,721
 ==========     ========

 $  149,432     $    (56)
 ==========     ========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.


2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)



gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2000 aggregated $12,905,870.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2000 were as follows:

                                                Cost of Shares
                                              Acquired (Excludes  Proceeds from
MONY Custom Equity Master Subaccounts           Reinvestments)   Shares Redeemed
-------------------------------------         ------------------ ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.............    $   362,883       $  269,360
Long Term Bond Portfolio.....................        765,893          288,947
Government Securities Portfolio..............        535,699          163,816
Money Market Portfolio.......................      8,954,373        7,354,706
Enterprise Accumulation Trust
Equity Portfolio.............................      4,664,485        1,530,496
Small Company Value Portfolio................      3,588,882        1,617,537
Managed Portfolio............................      4,977,705        2,863,344
International Growth Portfolio...............      2,116,874          867,566
High Yield Bond Portfolio....................        810,324          412,802
Growth Portfolio.............................     13,601,154        6,027,670
Growth and Income Portfolio..................      4,670,007        1,899,881
Small Company Growth Portfolio...............      3,568,080        1,322,340
Equity Income Portfolio......................      1,068,278          743,923
Capital Appreciation Portfolio...............      3,137,655        1,186,108
Multi-Cap Growth Portfolio...................      7,507,925        1,684,679
Balanced Portfolio...........................        238,018           51,061
Dreyfus
Dreyfus Stock Index Fund.....................      3,165,410          469,955
Dreyfus Socially Responsible Growth Fund, Inc        485,682          156,318
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio.........................      2,315,476          475,111
VIP II Contrafund Portfolio..................      2,369,465          465,788
VIP III Growth Opportunities Portfolio.......        700,402          120,560
Janus Aspen Series Fund
Aggressive Growth Portfolio..................      5,618,429        1,251,434
Balanced Portfolio...........................      1,515,824          248,573
Capital Appreciation Portfolio...............      3,177,916          576,638
Worldwide Growth Portfolio...................      4,171,169          829,978

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000

                                                                     MONY Custom Estate Master
                                                           ---------------------------------------------
                                                                      MONY Series Fund, Inc.
                                                           ---------------------------------------------
                                                           Intermediate Long Term  Government   Money
                                                            Term Bond      Bond    Securities   Market
                                                            Subaccount  Subaccount Subaccount Subaccount
                                                           ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................     13,813      15,947      9,371    687,499
                                                             ========    ========  =========   ========
Investments at cost.......................................   $146,463    $198,147   $101,286   $687,499
                                                             ========    ========  =========   ========
Investments in respective Funds, at net asset value.......   $151,533    $211,613   $105,802   $687,499
Amount due from MONY America..............................      2,888           0         91          0
Amount due from respective Funds..........................          0          24         11          0
                                                             --------    --------  ---------   --------
       Total assets.......................................    154,421     211,637    105,904    687,499
                                                             --------    --------  ---------   --------
                       LIABILITIES
Amount due to MONY America................................         20          52         25         88
Amount due to respective Funds............................      2,888           0         91          0
                                                             --------    --------  ---------   --------
       Total liabilities..................................      2,908          52        116         88
                                                             --------    --------  ---------   --------
Net assets................................................   $151,513    $211,585   $105,788   $687,411
                                                             ========    ========  =========   ========
Net assets consist of:
 Contractholders' net payments............................   $141,747    $191,241   $ 98,130   $654,184
 Undistributed net investment income (loss)...............     11,584      15,814      3,765     33,227
 Accumulated net realized gain (loss) on investments......     (6,888)     (8,936)      (623)         0
 Net unrealized appreciation (depreciation) of investments      5,070      13,466      4,516          0
                                                             --------    --------  ---------   --------
Net assets................................................   $151,513    $211,585   $105,788   $687,411
                                                             ========    ========  =========   ========
Number of units outstanding*..............................     13,970      19,459      9,616     62,215
                                                             --------    --------  ---------   --------
Net asset value per unit outstanding*.....................   $  10.85    $  10.87  $   11.00   $  11.05
                                                             ========    ========  =========   ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                     MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
           Small Company             International High Yield             Growth and  Small Company
  Equity       Value      Managed       Growth        Bond      Growth      Income       Growth
Subaccount  Subaccount   Subaccount   Subaccount   Subaccount Subaccount  Subaccount   Subaccount
---------- ------------- ----------  ------------- ---------- ----------  ----------  -------------
   18,757      18,789        46,396      133,263      49,711     397,018     163,276      58,649
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 658,053    $546,160    $1,341,031   $1,106,530    $237,842  $2,435,064  $1,005,809    $510,272
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 523,685    $492,074    $1,122,307   $  924,844    $222,703  $2,378,138  $1,012,311    $504,381
    2,083       1,991         3,439        4,362       1,061       8,302       4,675          83
      230          36           110           24          21         476         140          38
---------    --------    ----------   ----------    --------  ----------  ----------    --------
  525,998     494,101     1,125,856      929,230     223,785   2,386,916   1,017,126     504,502
---------    --------    ----------   ----------    --------  ----------  ----------    --------
      298          99           255          144          50         783         272         102
    2,083       1,991         3,439        4,362       1,061       8,302       4,675          83
---------    --------    ----------   ----------    --------  ----------  ----------    --------
    2,381       2,090         3,694        4,506       1,111       9,085       4,947         185
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$ 523,617    $492,011    $1,122,162   $  924,724    $222,674  $2,377,831  $1,012,179    $504,317
=========    ========    ==========   ==========    ========  ==========  ==========    ========
$ 562,832    $457,609    $1,070,844   $1,012,859    $225,863  $2,360,445  $  970,387    $455,924
  125,044      86,098       410,444       87,010      15,380      12,540        (895)      1,691
  (29,891)      2,390      (140,402)       6,541      (3,430)     61,772      36,185      52,593
 (134,368)    (54,086)     (218,724)    (181,686)    (15,139)    (56,926)      6,502      (5,891)
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$ 523,617    $492,011    $1,122,162   $  924,724    $222,674  $2,377,831  $1,012,179    $504,317
=========    ========    ==========   ==========    ========  ==========  ==========    ========
   47,999      39,371       101,675       81,241      22,259     207,436      84,930      31,839
---------    --------    ----------   ----------    --------  ----------  ----------    --------
$   10.91    $  12.50    $    11.04   $    11.38    $  10.00  $    11.46  $    11.92    $  15.84
=========    ========    ==========   ==========    ========  ==========  ==========    ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000

                                                                          MONY Custom Estate Master
                                                           -------------------------------------------------------
                                                                   Enterprise Accumulation Trust
                                                           --------------------------------------------

                                                                                                          Dreyfus
                                                             Equity     Capital     Muti-Cap               Stock
                                                             Income   Appreciation   Growth    Balanced    Index
                                                           Subaccount  Subaccount  Subaccount Subaccount Subaccount
                                                           ---------- ------------ ---------- ---------- ----------
                          ASSETS
Shares held in respective Funds...........................   102,773      48,124      36,491     25,713      8,935
                                                            ========    ========    ========   ========   ========
Investments at cost.......................................  $547,096    $370,617    $457,806   $130,937   $332,264
                                                            ========    ========    ========   ========   ========
Investments in respective Funds, at net asset value.......  $584,776    $341,202    $370,385   $132,165   $303,774
Amount due from MONY America..............................     1,787         265       5,453          0      1,866
Amount due from respective Funds..........................        67          47          29          0         19
                                                            --------    --------    --------   --------   --------
       Total assets.......................................   586,630     341,514     375,867    132,165    305,659
                                                            --------    --------    --------   --------   --------
                       LIABILITIES
Amount due to MONY America................................       141          91          77         17         59
Amount due to respective Funds............................     1,787         265       5,453          0      1,866
                                                            --------    --------    --------   --------   --------
       Total liabilities..................................     1,928         356       5,530         17      1,925
                                                            --------    --------    --------   --------   --------
Net assets................................................  $584,702    $341,158    $370,337   $132,148   $303,734
                                                            ========    ========    ========   ========   ========
Net assets consist of:
 Contractholders' net payments............................  $547,537    $333,071    $479,951   $130,361   $317,464
 Undistributed net investment income (loss)...............       362      13,061        (596)       581      6,464
 Accumulated net realized gain (loss) on investments......      (877)     24,441     (21,597)       (22)     8,296
 Net unrealized appreciation (depreciation) of investments    37,680     (29,415)    (87,421)     1,228    (28,490)
                                                            --------    --------    --------   --------   --------
Net assets................................................  $584,702    $341,158    $370,337   $132,148   $303,734
                                                            ========    ========    ========   ========   ========
Number of units outstanding*..............................    52,118      25,495      41,974     12,953     31,383
                                                            --------    --------    --------   --------   --------
Net asset value per unit outstanding*.....................  $  11.22    $  13.38    $   8.82   $  10.20   $   9.68
                                                            ========    ========    ========   ========   ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                  MONY Custom Estate Master
---------------------------------------------------------------------------------------------------
            Fidelity Variable Insurance Products Funds              Janus Aspen Series
            -----------------------------------------  --------------------------------------------
  Dreyfus
 Socially                                 VIP III
Responsible    VIP          VIP II        Growth       Aggressive              Capital    Worldwide
  Growth      Growth      Contrafund   Opportunities     Growth    Balanced  Appreciation   Growth
Subaccount  Subaccount    Subaccount    Subaccount     Subaccount Subaccount  Subaccount  Subaccount
----------  ----------    ----------   -------------   ---------- ---------- ------------ ----------
      434       4,366         4,636         1,335         10,224     3,079        9,987       7,408
  =======    ========      ========       =======      =========   =======     ========    ========
  $15,787    $214,127      $114,999       $27,042      $ 552,600   $80,182     $331,804    $325,754
  =======    ========      ========       =======      =========   =======     ========    ========
  $14,947    $189,901      $109,736       $23,629      $ 371,141   $74,856     $267,562    $273,957
        0       1,866           970             0            485         0          970       1,866
       24           9            14             0             34         0           42          20
  -------    --------      --------       -------      ---------   -------     --------    --------
   14,971     191,776       110,720        23,629        371,660    74,856      268,574     275,843
  -------    --------      --------       -------      ---------   -------     --------    --------
       26          33            28             3             83        10           77          56
        0       1,866           970             0            485         0          970       1,866
  -------    --------      --------       -------      ---------   -------     --------    --------
       26       1,899           998             3            568        10        1,047       1,922
  -------    --------      --------       -------      ---------   -------     --------    --------
  $14,945    $189,877      $109,722       $23,626      $ 371,092   $74,846     $267,527    $273,921
  =======    ========      ========       =======      =========   =======     ========    ========
  $15,618    $198,002      $115,569       $27,685      $ 554,067   $76,334     $330,109    $316,887
       60      19,299         4,470           488         21,241     5,713        2,210      11,198
      107      (3,198)       (5,054)       (1,134)       (22,757)   (1,875)        (550)     (2,367)
     (840)    (24,226)       (5,263)       (3,413)      (181,459)   (5,326)     (64,242)    (51,797)
  -------    --------      --------       -------      ---------   -------     --------    --------
  $14,945    $189,877      $109,722       $23,626      $ 371,092   $74,846     $267,527    $273,921
  =======    ========      ========       =======      =========   =======     ========    ========
    1,584      19,242        11,133         2,771         47,236     7,358       26,280      28,219
  -------    --------      --------       -------      ---------   -------     --------    --------
  $  9.43    $   9.87      $   9.86       $  8.53      $    7.86   $ 10.17     $  10.18    $   9.71
  =======    ========      ========       =======      =========   =======     ========    ========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2000

                                                                           MONY Custom Estate Master
                                                     ---------------------------------------------------------------------
                                                                                                   Enterprise Accumulation
                                                                MONY Series Fund, Inc.                      Trust
                                                     --------------------------------------------  -----------------------
                                                     Intermediate Long Term  Government   Money               Small Company
                                                      Term Bond      Bond    Securities   Market     Equity       Value
                                                      Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                                     ------------ ---------- ---------- ---------- ---------- -------------
Dividend income.....................................   $ 8,535     $11,858     $3,811    $30,107   $   3,096    $    578
Distribution from net realized gains................         0           0          1          0     111,543      74,248
Mortality and expense risk charges..................      (457)       (593)      (264)    (1,748)     (1,316)     (1,247)
                                                       -------     -------     ------    -------   ---------    --------
Net investment income...............................     8,078      11,265      3,548     28,359     113,323      73,579
                                                       -------     -------     ------    -------   ---------    --------
Realized and unrealized gain (loss) on
  investments:
 Net realized loss on investments...................    (6,320)     (6,902)      (358)         0     (28,343)       (263)
 Net change in unrealized appreciation
   (depreciation) of investments....................     8,287      20,868      4,259          0    (145,922)    (63,235)
                                                       -------     -------     ------    -------   ---------    --------
Net realized and unrealized gain (loss) on
  investments.......................................     1,967      13,966      3,901          0    (174,265)    (63,498)
                                                       -------     -------     ------    -------   ---------    --------
Net increase (decrease) in net assets resulting from
  operations........................................   $10,045     $25,231     $7,449    $28,359   $ (60,942)   $ 10,081
                                                       =======     =======     ======    =======   =========    ========


                      See notes to financial statements.

                           MONY Custom Estate Master
    ----------------------------------------------------------------------

                         Enterprise Accumulation Trust
    ----------------------------------------------------------------------
               International High Yield            Growth and Small Company
     Managed      Growth        Bond      Growth     Income      Growth
    Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
    ---------- ------------- ---------- ---------- ---------- -------------
    $  20,708    $   1,748    $ 13,394  $   2,162   $  2,403    $      0
      321,001       85,056           0     18,536         29       3,130
       (3,104)      (1,801)       (487)    (6,478)    (2,770)     (1,208)
    ---------    ---------    --------  ---------   --------    --------
      338,605       85,003      12,907     14,220       (338)      1,922
    ---------    ---------    --------  ---------   --------    --------

     (134,537)       5,576      (2,889)    56,947     23,352      49,982

     (177,115)    (208,098)    (14,167)  (193,209)   (15,642)    (54,916)
    ---------    ---------    --------  ---------   --------    --------

     (311,652)    (202,522)    (17,056)  (136,262)     7,710      (4,934)
    ---------    ---------    --------  ---------   --------    --------

    $  26,953    $(117,519)   $ (4,149) $(122,042)  $  7,372    $ (3,012)
    =========    =========    ========  =========   ========    ========

                                 MONY AMERICA

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                                             MONY Custom Estate Master
                                                       --------------------------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                       -------------------------------------------------------

                                                          Equity      Capital     Multi-Cap                       Dreyfus
                                                          Income    Appreciation    Growth        Balanced      Stock Index
                                                        Subaccount   Subaccount   Subaccount     Subaccount      Subaccount
                                                       ------------ ------------ ------------ ----------------- ------------
                                                       For the year For the year For the year For the period**  For the year
                                                          ended        ended        ended        May 4, 2000       ended
                                                       December 31, December 31, December 31,      through      December 31,
                                                           2000         2000         2000     December 31, 2000     2000
                                                       ------------ ------------ ------------ ----------------- ------------
Dividend income.......................................   $ 2,035      $      0    $       0        $  310         $  2,215
Distribution from net realized gains..................         0        14,096          144           519            4,734
Mortality and expense risk charges....................    (1,496)         (843)        (732)         (248)            (791)
                                                         -------      --------    ---------        ------         --------
Net investment income (loss)..........................       539        13,253         (588)          581            6,158
                                                         -------      --------    ---------        ------         --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments..............    (1,533)       22,009      (21,632)          (22)           8,269
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    37,495       (71,106)     (92,270)        1,228          (29,727)
                                                         -------      --------    ---------        ------         --------
Net realized and unrealized gain (loss) on investments    35,962       (49,007)    (113,902)        1,206          (21,458)
                                                         -------      --------    ---------        ------         --------
Net increase (decrease) in net assets resulting from
  operations..........................................   $36,501      $(35,754)   $(114,490)       $1,787         $(15,300)
                                                         =======      ========    =========        ======         ========

----------
** Commencement of operations

                      See notes to financial statements.

                                            MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------
                  Fidelity Variable Insurance Products Funds                  Janus Aspen Series
                  ------------------------------------------  --------------------------------------------------
     Dreyfus
    Socially                                     VIP III
   Responsible                    VIP II         Growth        Aggressive                 Capital     Worldwide
     Growth        VIP Growth   Contrafund    Opportunities      Growth      Balanced   Appreciation    Growth
   Subaccount      Subaccount   Subaccount     Subaccount      Subaccount   Subaccount   Subaccount   Subaccount
----------------- ------------ ------------ ----------------- ------------ ------------ ------------ ------------
For the period**  For the year For the year For the period**  For the year For the year For the year For the year
 January 7, 2000     ended        ended      January 7, 2000     ended        ended        ended        ended
     through      December 31, December 31,      through      December 31, December 31, December 31, December 31,
December 31, 2000     2000         2000     December 31, 2000     2000         2000         2000         2000
----------------- ------------ ------------ ----------------- ------------ ------------ ------------ ------------
      $  85         $    165     $    127        $    87       $       0     $ 1,535      $  2,749     $    809
          0           19,688        4,598            455          22,106       4,217            74       10,834
        (25)            (554)        (253)           (54)           (864)       (171)         (614)        (442)
      -----         --------     --------        -------       ---------     -------      --------     --------
         60           19,299        4,472            488          21,242       5,581         2,209       11,201
      -----         --------     --------        -------       ---------     -------      --------     --------
        107           (3,198)      (5,051)        (1,134)        (22,761)     (1,875)         (551)      (2,376)

       (840)         (24,389)      (5,913)        (3,413)       (181,884)     (5,708)      (64,501)     (53,444)
      -----         --------     --------        -------       ---------     -------      --------     --------
       (733)         (27,587)     (10,964)        (4,547)       (204,645)     (7,583)      (65,052)     (55,820)
      -----         --------     --------        -------       ---------     -------      --------     --------

      $(673)        $ (8,288)    $ (6,492)       $(4,059)      $(183,403)    $(2,002)     $(62,843)    $(44,619)
      =====         ========     ========        =======       =========     =======      ========     ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                   MONY Custom Estate Master
                                                                ---------------------------------------------------------------
                                                                                     MONY Series Fund, Inc.
                                                                ---------------------------------------------------------------
                                                                    Intermediate Term Bond               Long Term Bond
                                                                          Subaccount                       Subaccount
                                                                ------------------------------  -------------------------------
                                                                For the year   For the period   For the year   For the period
                                                                   ended     January 11, 1999**    ended     February 12, 1999**
                                                                December 31,      through       December 31,       through
                                                                    2000     December 31, 1999      2000      December 31, 1999
                                                                ------------ ------------------ ------------ -------------------
From operations:
 Net investment income.........................................   $  8,078        $ 3,506         $ 11,265        $  4,549
 Net realized loss on investments..............................     (6,320)          (568)          (6,902)         (2,034)
 Net change in unrealized appreciation (depreciation) of
   investments.................................................      8,287         (3,217)          20,868          (7,402)
                                                                  --------        -------         --------        --------
Net increase (decrease) in net assets resulting from operations     10,045           (279)          25,231          (4,887)
                                                                  --------        -------         --------        --------
From unit transactions:
 Net proceeds from the issuance of units.......................     69,042         97,805           93,945         131,515
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (17,826)        (7,274)         (20,887)        (13,332)
                                                                  --------        -------         --------        --------
Net increase from unit transactions............................     51,216         90,531           73,058         118,183
                                                                  --------        -------         --------        --------
Net increase in net assets.....................................     61,261         90,252           98,289         113,296
Net assets beginning of period.................................     90,252              0          113,296               0
                                                                  --------        -------         --------        --------
Net assets end of period*......................................   $151,513        $90,252         $211,585        $113,296
                                                                  ========        =======         ========        ========
Unit transactions:
Units outstanding beginning of period..........................      8,951              0           12,005               0
Units issued during the period.................................      6,944          9,671            9,581          13,368
Units redeemed during the period...............................     (1,925)          (720)          (2,127)         (1,363)
                                                                  --------        -------         --------        --------
Units outstanding end of period................................     13,970          8,951           19,459          12,005
                                                                  ========        =======         ========        ========
----------
 * Includes undistributed net investment income of:               $ 11,584        $ 3,506         $ 15,814        $  4,549
                                                                  ========        =======         ========        ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Estate Master
------------------------------------------------------------------------------------------------------------------------------
                                                    MONY Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
     Government Securities                Money Market                       Equity                   Small Company Value
           Subaccount                      Subaccount                      Subaccount                      Subaccount
-------------------------------  ------------------------------  ------------------------------  -----------------------------
For the year   For the period    For the year   For the period   For the year   For the period   For the year  For the period
   ended     February 12, 1999**    ended     January 11, 1999**    ended     January 11, 1999**    ended     January 7, 1999**
December 31,       through       December 31,      through       December 31,      through       December 31,      through
    2000      December 31, 1999      2000     December 31, 1999      2000     December 31, 1999      2000     December 31, 1999
------------ ------------------- ------------ ------------------ ------------ ------------------ ------------ -----------------
  $  3,548         $   217       $    28,359      $   4,868       $ 113,323        $ 11,721        $ 73,579       $ 12,519
      (358)           (265)                0              0         (28,343)         (1,548)           (263)         2,653

     4,259             257                 0              0        (145,922)         11,554         (63,235)         9,149
  --------         -------       -----------      ---------       ---------        --------        --------       --------
     7,449             209            28,359          4,868         (60,942)         21,727          10,081         24,321
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    58,595          57,178         1,521,896        486,468         461,229         228,368         284,379        243,690

   (10,185)         (7,458)       (1,089,238)      (264,942)        (99,362)        (27,403)        (51,357)       (19,103)
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    48,410          49,720           432,658        221,526         361,867         200,965         233,022        224,587
  --------         -------       -----------      ---------       ---------        --------        --------       --------
    55,859          49,929           461,017        226,394         300,925         222,692         243,103        248,908
    49,929               0           226,394              0         222,692               0         248,908              0
  --------         -------       -----------      ---------       ---------        --------        --------       --------
  $105,788         $49,929       $   687,411      $ 226,394       $ 523,617        $222,692        $492,011       $248,908
  ========         =======       ===========      =========       =========        ========        ========       ========
     4,962               0            21,669              0          19,286               0          20,346              0
     5,630           5,703           144,558         46,291          36,683          21,811          23,204         22,000
      (976)           (741)         (104,012)       (24,622)         (7,970)         (2,525)         (4,179)        (1,654)
  --------         -------       -----------      ---------       ---------        --------        --------       --------
     9,616           4,962            62,215         21,669          47,999          19,286          39,371         20,346
  ========         =======       ===========      =========       =========        ========        ========       ========

  $  3,765         $   217       $    33,227      $   4,868       $ 125,044        $ 11,721        $ 86,098       $ 12,519
  ========         =======       ===========      =========       =========        ========        ========       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                  MONY Custom Estate Master
                                                                ------------------------------------------------------------
                                                                                Enterprise Accumulation Trust
                                                                ------------------------------------------------------------
                                                                           Managed                  International Growth
                                                                          Subaccount                     Subaccount
                                                                -----------------------------  -----------------------------
                                                                For the year  For the period   For the year  For the period
                                                                   ended     January 4, 1999**    ended     January 4, 1999**
                                                                December 31,      through      December 31,      through
                                                                    2000     December 31, 1999     2000     December 31, 1999
                                                                ------------ ----------------- ------------ -----------------
From operations:
 Net investment income.........................................  $  338,605      $ 71,839       $  85,003       $  2,007
 Net realized gain (loss) on investments.......................    (134,537)       (5,865)          5,576            965
 Net change in unrealized appreciation (depreciation) of
   investments.................................................    (177,115)      (41,609)       (208,098)        26,412
                                                                 ----------      --------       ---------       --------
Net increase (decrease) in net assets resulting from operations      26,953        24,365        (117,519)        29,384
                                                                 ----------      --------       ---------       --------
From unit transactions:
 Net proceeds from the issuance of units.......................     672,643       677,394         932,282        117,483
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (210,987)      (68,206)        (33,141)        (3,765)
                                                                 ----------      --------       ---------       --------
Net increase from unit transactions............................     461,656       609,188         899,141        113,718
                                                                 ----------      --------       ---------       --------
Net increase in net assets.....................................     488,609       633,553         781,622        143,102
Net assets beginning of period.................................     633,553             0         143,102              0
                                                                 ----------      --------       ---------       --------
Net assets end of period*......................................  $1,122,162      $633,553       $ 924,724       $143,102
                                                                 ==========      ========       =========       ========
Unit transactions:
Units outstanding beginning of period..........................      58,038             0          10,372              0
Units issued during the period.................................      63,881        64,524          73,623         10,713
Units redeemed during the period...............................     (20,244)       (6,486)         (2,754)          (341)
                                                                 ----------      --------       ---------       --------
Units outstanding end of period................................     101,675        58,038          81,241         10,372
                                                                 ==========      ========       =========       ========
----------
 * Includesundistributed net investment income of:               $  410,444      $ 71,839       $  87,010       $  2,007
                                                                 ==========      ========       =========       ========

** Commencementof operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
       High Yield Bond                     Growth                    Growth and Income             Small Company Growth
          Subaccount                     Subaccount                     Subaccount                      Subaccount
-----------------------------  -----------------------------  ------------------------------  -----------------------------
For the year  For the period   For the year  For the period   For the year   For the period   For the year  For the period
   ended     January 6, 1999**    ended     January 4, 1999**    ended     January 11, 1999**    ended     January 4, 1999**
December 31,      through      December 31,      through      December 31,      through       December 31,      through
    2000     December 31, 1999     2000     December 31, 1999     2000     December 31, 1999      2000     December 31, 1999
------------ ----------------- ------------ ----------------- ------------ ------------------ ------------ -----------------
  $ 12,907        $ 2,473       $   14,220     $   (1,680)     $     (338)     $    (557)       $  1,922       $   (231)
    (2,889)          (541)          56,947          4,825          23,352         12,833          49,982          2,611

   (14,167)          (972)        (193,209)       136,283         (15,642)        22,144         (54,916)        49,025
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
    (4,149)           960         (122,042)       139,428           7,372         34,420          (3,012)        51,405
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   199,934         56,495        1,615,028      1,261,158         710,182        554,185         380,985        166,044

   (23,785)        (6,781)        (420,591)       (95,150)       (143,383)      (150,597)        (76,917)       (14,188)
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   176,149         49,714        1,194,437      1,166,008         566,799        403,588         304,068        151,856
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
   172,000         50,674        1,072,395      1,305,436         574,171        438,008         301,056        203,261
    50,674              0        1,305,436              0         438,008              0         203,261              0
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
  $222,674        $50,674       $2,377,831     $1,305,436      $1,012,179      $ 438,008        $504,317       $203,261
  ========        =======       ==========     ==========      ==========      =========        ========       ========
     4,921              0          104,634              0          36,957              0          13,029              0
    19,559          5,588          138,555        113,122          60,059         49,867          24,053         14,338
    (2,221)          (667)         (35,753)        (8,488)        (12,086)       (12,910)         (5,243)        (1,309)
  --------        -------       ----------     ----------      ----------      ---------        --------       --------
    22,259          4,921          207,436        104,634          84,930         36,957          31,839         13,029
  ========        =======       ==========     ==========      ==========      =========        ========       ========

  $ 15,380        $ 2,473       $   12,540     $   (1,680)     $     (895)     $    (557)       $  1,691       $   (231)
  ========        =======       ==========     ==========      ==========      =========        ========       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                                  MONY Custom Estate Master
                                                                -------------------------------------------------------------

                                                                                Enterprise Accumulation Trust
                                                                -------------------------------------------------------------

                                                                        Equity Income               Capital Appreciation
                                                                          Subaccount                     Subaccount
                                                                -----------------------------  ------------------------------
                                                                For the year  For the period   For the year   For the period
                                                                   ended     January 4, 1999**    ended     January 11, 1999**
                                                                December 31,      through      December 31,      through
                                                                    2000     December 31, 1999     2000     December 31, 1999
                                                                ------------ ----------------- ------------ ------------------
From operations:
 Net investment income (loss)..................................   $    539       $   (177)       $ 13,253        $   (192)
 Net realized gain (loss) on investments.......................     (1,533)           656          22,099           2,342
 Net change in unrealized appreciation (depreciation) of
   investments.................................................     37,495            185         (71,106)         41,691
                                                                  --------       --------        --------        --------
Net increase (decrease) in net assets resulting from operations     36,501            664         (35,754)         43,841
                                                                  --------       --------        --------        --------
From unit transactions:
 Net proceeds from the issuance of units.......................    224,800        396,878         246,195         131,349
 Net asset value of units redeemed or used to meet contract
   obligations.................................................    (61,854)       (12,287)        (36,448)         (8,025)
                                                                  --------       --------        --------        --------
Net increase from unit transactions............................    162,946        384,591         209,747         123,324
                                                                  --------       --------        --------        --------
Net increase in net assets.....................................    199,447        385,255         173,993         167,165
Net assets beginning of period.................................    385,255              0         167,165               0
                                                                  --------       --------        --------        --------
Net assets end of period*......................................   $584,702       $385,255        $341,158        $167,165
                                                                  ========       ========        ========        ========
Unit transactions:
Units outstanding beginning of period..........................     36,431              0          10,726               0
Units issued during the period.................................     21,599         37,590          17,314          11,402
Units redeemed during the period...............................     (5,912)        (1,159)         (2,545)           (676)
                                                                  --------       --------        --------        --------
Units outstanding end of period................................     52,118         36,431          25,495          10,726
                                                                  ========       ========        ========        ========
----------
 * Includesundistributed net investment income (loss) of:         $    362       $   (177)       $ 13,061        $   (192)
                                                                  ========       ========        ========        ========

** Commencementof operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------

          Enterprise Accumulation Trust
-------------------------------------------------
                                                                                         Dreyfus
                                                                                        Socially
                                                                                       Responsible
        Multi-Cap Growth             Balanced            Dreyfus Stock Index             Growth
           Subaccount               Subaccount                Subaccount               Subaccount
-------------------------------  ----------------- -------------------------------  -----------------
For the year   For the period     For the period   For the year   For the period     For the period
   ended     November 10, 1999**   May 4, 2000**      ended     November 10, 1999** December 31, 2000
December 31,       through            through      December 31,       through            through
    2000      December 31, 1999  December 31, 2000     2000      December 31, 1999  January 7, 2000**
------------ ------------------- ----------------- ------------ ------------------- -----------------
 $    (588)        $    (8)          $    581       $   6,158         $   306            $    60
   (21,632)             35                (22)          8,269              27                107

   (92,270)          4,849              1,228         (29,727)          1,237               (840)
 ---------         -------           --------       ---------         -------            -------
  (114,490)          4,876              1,787         (15,300)          1,570               (673)
 ---------         -------           --------       ---------         -------            -------
   471,331          39,067            135,008         427,677          48,446             17,935

   (30,209)           (238)            (4,647)       (157,747)           (912)            (2,317)
 ---------         -------           --------       ---------         -------            -------
   441,122          38,829            130,361         269,930          47,534             15,618
 ---------         -------           --------       ---------         -------            -------
   326,632          43,705            132,148         254,630          49,104             14,945
    43,705               0                  0          49,104               0                  0
 ---------         -------           --------       ---------         -------            -------
 $ 370,337         $43,705           $132,148       $ 303,734         $49,104            $14,945
 =========         =======           ========       =========         =======            =======
     3,425               0                  0           4,587               0                  0
    41,295           3,445             13,418          41,292           4,675              1,804
    (2,746)            (20)              (465)        (14,496)            (88)              (220)
 ---------         -------           --------       ---------         -------            -------
    41,974           3,425             12,953          31,383           4,587              1,584
 =========         =======           ========       =========         =======            =======

 $    (596)        $    (8)          $    581       $   6,464         $   306            $    60
 =========         =======           ========       =========         =======            =======


  Fidelity Variable Insurance
         Products Funds
-------------------------------



           VIP Growth
           Subaccount
-------------------------------
For the year   For the period
   ended     November 15, 1999**
December 31,       through
    2000      December 31, 1999
------------ -------------------
 $  19,299         $     0
    (3,198)              0

   (24,389)            163
 ---------         -------
    (8,288)            163
 ---------         -------
   326,830           9,854

  (138,678)             (4)
 ---------         -------
   188,152           9,850
 ---------         -------
   179,864          10,013
    10,013               0
 ---------         -------
 $ 189,877         $10,013
 =========         =======
       899               0
    29,616             899
   (11,273)              0
 ---------         -------
    19,242             899
 =========         =======

 $  19,299         $     0
 =========         =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Estate Master
                                                                        ------------------------------------------------
                                                                           Fidelity Variable Insurance Products Funds
                                                                        ------------------------------------------------
                                                                           VIP II      VIP III Growth        VIP II
                                                                         Contrafund    Opportunities       Contrafund
                                                                         Subaccount      Subaccount        Subaccount
                                                                        ------------ ------------------ -----------------
                                                                                       For the period    For the period
                                                                        For the year December 8, 1999** January 7, 2000**
                                                                           ended          through            through
                                                                        December 31,    December 31,      December 31,
                                                                            2000            1999              2000
                                                                        ------------ ------------------ -----------------
From operations:
 Net investment income (loss)..........................................   $  4,472        $    (2)           $   488
 Net realized gain (loss) on investments...............................     (5,051)            (3)            (1,134)
 Net change in unrealized appreciation (depreciation) of investments...     (5,913)           650             (3,413)
                                                                          --------        -------            -------
Net increase (decrease) in net assets resulting from operations........     (6,492)           645             (4,059)
                                                                          --------        -------            -------
From unit transactions:
 Net proceeds from the issuance of units...............................    126,806         11,394             34,723
 Net asset value of units redeemed or used to meet contract obligations    (21,990)          (641)            (7,038)
                                                                          --------        -------            -------
Net increase from unit transactions....................................    104,816         10,753             27,685
                                                                          --------        -------            -------
Net increase in net assets.............................................     98,324         11,398             23,626
Net assets beginning of period.........................................     11,398              0                  0
                                                                          --------        -------            -------
Net assets end of period*..............................................   $109,722        $11,398            $23,626
                                                                          ========        =======            =======
Unit transactions:
Units outstanding beginning of period..................................      1,075              0                  0
Units issued during the period.........................................     12,265          1,139              3,514
Units redeemed during the period.......................................     (2,207)           (64)              (743)
                                                                          --------        -------            -------
Units outstanding end of period........................................     11,133          1,075              2,771
                                                                          ========        =======            =======
----------
 * Includesundistributed net investment income (loss) of:                 $  4,470        $    (2)           $   488
                                                                          ========        =======            =======

** Commencementof operations

                      See notes to financial statements.

                                                    MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------------
                                                       Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Capital                         Worldwide
       Aggressive Growth                   Balanced                       Appreciation                        Growth
          Subaccount                      Subaccount                       Subaccount                       Subaccount
------------------------------  ------------------------------  -------------------------------  -------------------------------
               For the period                  For the period                  For the period                   For the period
For the year December 6, 1999** For the year December 6, 1999** For the year November 10, 1999** For the year November 30, 1999**
   ended          through          ended          through          ended           through          ended           through
December 31,    December 31,    December 31,    December 31,    December 31,    December 31,     December 31,    December 31,
    2000            1999            2000            1999            2000            1999             2000            1999
------------ ------------------ ------------ ------------------ ------------ ------------------- ------------ -------------------
 $  21,242        $    (1)        $  5,581        $   132         $  2,209         $    1          $ 11,201         $    (3)
   (22,761)             4           (1,875)             0             (551)             1            (2,376)              9
  (181,884)           425           (5,708)           382          (64,501)           259           (53,444)          1,647
 ---------        -------         --------        -------         --------         ------          --------         -------
  (183,403)           428           (2,002)           514          (62,843)           261           (44,619)          1,653
 ---------        -------         --------        -------         --------         ------          --------         -------
   579,283         10,287           83,353         12,929          348,278          1,062           328,211          11,276
   (35,432)           (71)         (19,244)          (704)         (19,220)           (11)          (22,457)           (143)
 ---------        -------         --------        -------         --------         ------          --------         -------
   543,851         10,216           64,109         12,225          329,058          1,051           305,754          11,133
 ---------        -------         --------        -------         --------         ------          --------         -------
   360,448         10,644           62,107         12,739          266,215          1,312           261,135          12,786
    10,644              0           12,739              0            1,312              0            12,786               0
 ---------        -------         --------        -------         --------         ------          --------         -------
 $ 371,092        $10,644         $ 74,846        $12,739         $267,527         $1,312          $273,921         $12,786
 =========        =======         ========        =======         ========         ======          ========         =======
       920              0            1,220              0              105              0             1,107               0
    49,675            927            8,015          1,290           27,786            106            29,104           1,120
    (3,359)            (7)          (1,877)           (70)          (1,611)            (1)           (1,992)            (13)
 ---------        -------         --------        -------         --------         ------          --------         -------
    47,236            920            7,358          1,220           26,280            105            28,219           1,107
 =========        =======         ========        =======         ========         ======          ========         =======

 $  21,241        $    (1)        $  5,713        $   132         $  2,210         $    1          $ 11,198         $    (3)
 =========        =======         ========        =======         ========         ======          ========         =======

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.


2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)


gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the year ended December 31, 2000 aggregated $498,701.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                              Cost of Shares
                                                 Acquired
                                                (Excludes     Proceeds from
MONY Custom Estate Master Subaccounts         Reinvestments) Shares Redeemed
-------------------------------------         -------------- ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.............   $  136,084     $   85,319
Long Term Bond Portfolio.....................      161,408         88,931
Government Securities Portfolio..............       78,788         30,635
Money Market Portfolio.......................    1,903,064      1,472,098

Enterprise Accumulation Trust
Equity Portfolio.............................      597,961        237,374
Small Company Value Portfolio................      304,211         72,409
Managed Portfolio............................      929,864        471,262
International Growth Portfolio...............      964,843         67,401
High Yield Bond Portfolio....................      209,654         33,971
Growth Portfolio.............................    2,201,820      1,013,737
Growth and Income Portfolio..................      875,090        310,993
Small Company Growth Portfolio...............      470,838        167,942
Equity Income Portfolio......................      345,351        183,880
Capital Appreciation Portfolio...............      313,899        104,973
Multi-Cap Growth Subaccount..................      531,476         91,042
Balanced Portfolio...........................      135,008          4,878

Dreyfus
Dreyfus Stock Index Fund.....................      466,283        197,109
Dreyfus Socially Responsible Growth Fund, Inc       18,139          2,543

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio.........................      396,611        208,989
VIP II Contrafund Portfolio..................      151,212         46,636
VIP III Growth Opportunities Portfolio.......       36,919          9,286

Janus Aspen Series
Aggressive Growth Portfolio..................      605,820         62,784
Balanced Portfolio...........................       84,394         20,448
Capital Appreciation Portfolio...............      385,260         56,782
Worldwide Growth Portfolio...................      375,768         70,421

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000


                                                                            Strategist
                                               -------------------------------------------------------------------
                                                                      MONY Series Fund, Inc.
                                               -------------------------------------------------------------------
                                                 Equity     Equity   Intermediate Long Term                Money
                                                 Growth     Income    Term Bond      Bond    Diversified   Market
                                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                               ---------- ---------- ------------ ---------- ----------- ----------
                    ASSETS
Shares held in respective Funds...............     33,579    34,369      12,525       4,225      71,736     60,488
                                               ========== =========    ========    ========  ==========   ========
Investments at cost........................... $1,105,089 $ 754,824    $133,425    $ 53,176  $1,335,695   $ 60,488
                                               ========== =========    ========    ========  ==========   ========
Investments in respective Funds, at net asset
  value....................................... $1,179,281 $ 714,196    $137,402    $ 56,072  $1,285,502   $ 60,488
Amount due from MONY America..................          0         0           0           0          46          0
Amount due from respective Funds..............         15         8          15           1         125          4
                                               ---------- ---------    --------    --------  ----------   --------
       Total assets...........................  1,179,296   714,204     137,417      56,073   1,285,673     60,492
                                               ---------- ---------    --------    --------  ----------   --------
                 LIABILITIES
Amount due to MONY America....................        284       168          46          14         422         18
Amount due to respective Funds................          0         0           0           0          46          0
                                               ---------- ---------    --------    --------  ----------   --------
       Total liabilities......................        284       168          46          14         468         18
                                               ---------- ---------    --------    --------  ----------   --------
Net assets.................................... $1,179,012 $ 714,036    $137,371    $ 56,059  $1,285,205   $ 60,474
                                               ========== =========    ========    ========  ==========   ========
Net assets consist of:
 Contractholders' net payments................ $   98,558 $(205,849)   $(48,285)   $(72,022) $ (309,028)  $(25,901)
 Undistributed net investment income..........    659,739   686,030     184,950     110,569   1,182,032     86,375
 Accumulated net realized gain (loss) on
   investments................................    346,523   274,483      (3,271)     14,616     462,394          0
 Net unrealized appreciation (depreciation) of
   investments................................     74,192   (40,628)      3,977       2,896     (50,193)         0
                                               ---------- ---------    --------    --------  ----------   --------
Net assets.................................... $1,179,012 $ 714,036    $137,371    $ 56,059  $1,285,205   $ 60,474
                                               ========== =========    ========    ========  ==========   ========
Number of units outstanding*..................     13,765     9,808       5,102       1,583      22,078      2,923
                                               ---------- ---------    --------    --------  ----------   --------
Net asset value per unit outstanding*......... $    85.66 $   72.80    $  26.92    $  35.41  $    58.21   $  20.69
                                               ========== =========    ========    ========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000


                                                                         MONY Equity Master
                                              ------------------------------------------------------------------------
                                                                       MONY Series Fund, Inc.
                                              ------------------------------------------------------------------------
                                                                                                              Small
                                              Intermediate Long Term   Government   Money                    Company
                                               Term Bond      Bond     Securities   Market      Equity        Value
                                               Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Subaccount
                                              ------------ ----------  ---------- ---------- ------------  -----------
                   ASSETS
Shares held in respective Funds..............     71,620      135,767     87,910   2,840,224    1,560,093    1,136,478
                                                ========   ==========   ========  ========== ============  ===========
Investments at cost..........................   $781,475   $1,709,131   $957,942  $2,840,224 $ 57,234,803  $32,545,097
                                                ========   ==========   ========  ========== ============  ===========
Investments in respective Funds, at net asset
  value......................................   $785,674   $1,801,628   $992,501  $2,840,224 $ 43,557,800  $29,764,371
Amount due from MONY America.................         58          216        371      47,691       17,913        7,694
Amount due from respective Funds.............        885          365        147         382       30,971       28,365
                                                --------   ----------   --------  ---------- ------------  -----------
       Total assets..........................    786,617    1,802,209    993,019   2,888,297   43,606,684   29,800,430
                                                --------   ----------   --------  ---------- ------------  -----------
                 LIABILITIES
Amount due to MONY America...................      1,110          886        433       1,193       43,397       36,680
Amount due to respective Funds...............         58          216        371      47,691       17,913        7,694
                                                --------   ----------   --------  ---------- ------------  -----------
       Total liabilities.....................      1,168        1,102        804      48,884       61,310       44,374
                                                --------   ----------   --------  ---------- ------------  -----------
Net assets...................................   $785,449   $1,801,107   $992,215  $2,839,413 $ 43,545,374  $29,756,056
                                                ========   ==========   ========  ========== ============  ===========
Net assets consist of:
 Contractholders' net payments...............   $704,434   $1,476,687   $845,550  $2,086,113 $ 36,120,699  $21,655,728
 Undistributed net investment income
   (loss)....................................     89,254      273,654     91,614     753,300   16,978,363    8,547,001
 Accumulated net realized gain (loss) on
   investments...............................    (12,438)     (41,731)    20,492           0    4,123,315    2,334,053
 Net unrealized appreciation (depreciation)
   of investments............................      4,199       92,497     34,559           0  (13,677,003)  (2,780,726)
                                                --------   ----------   --------  ---------- ------------  -----------
Net assets...................................   $785,449   $1,801,107   $992,215  $2,839,413 $ 43,545,374  $29,756,056
                                                ========   ==========   ========  ========== ============  ===========
Number of units outstanding*.................     57,926      115,225     73,181     218,192    1,841,869    1,198,930
                                                --------   ----------   --------  ---------- ------------  -----------
Net asset value per unit outstanding*........   $  13.56   $    15.63   $  13.56  $    13.01 $      23.64  $     24.82
                                                ========   ==========   ========  ========== ============  ===========

----------
* Units outstanding have been rounded for presentation purposes

                      See notes to financial statements.

                               MONY Equity Master
  ---------------------------------------------------------------------------
                         Enterprise Accumulation Trust
  ---------------------------------------------------------------------------

                International High Yield              Growth and    Capital
    Managed        Growth        Bond       Growth      Income    Appreciation
   Subaccount    Subaccount   Subaccount  Subaccount  Subaccount   Subaccount
  ------------  ------------- ----------  ----------  ----------  ------------
     4,256,451     1,834,136     878,372     485,616     328,164      233,943
  ============   ===========  ==========  ==========  ==========   ==========
  $135,787,938   $13,627,693  $4,460,742  $2,978,094  $2,085,737   $1,834,857
  ============   ===========  ==========  ==========  ==========   ==========
  $102,963,543   $12,728,906  $3,935,108  $2,908,837  $2,034,614   $1,658,653
        33,940         4,071       1,611           0           0            0
        70,903         2,333         515           0           0            0
  ------------   -----------  ----------  ----------  ----------   ----------
   103,068,386    12,735,310   3,937,234   2,908,837   2,034,614    1,658,653
  ------------   -----------  ----------  ----------  ----------   ----------
        99,959         5,914       1,648         808         574          462
        33,940         4,071       1,611           0           0            0
  ------------   -----------  ----------  ----------  ----------   ----------
       133,899         9,985       3,259         808         574          462
  ------------   -----------  ----------  ----------  ----------   ----------
  $102,934,487   $12,725,325  $3,933,975  $2,908,029  $2,034,040   $1,658,191
  ============   ===========  ==========  ==========  ==========   ==========
  $ 77,257,996   $10,648,817  $3,637,494  $2,978,550  $2,086,109   $1,770,268

    61,619,519     1,840,767   1,111,207      13,223      (2,358)      64,753
    (3,118,633)    1,134,528    (289,092)    (14,487)      1,412         (626)
   (32,824,395)     (898,787)   (525,634)    (69,257)    (51,123)    (176,204)
  ------------   -----------  ----------  ----------  ----------   ----------
  $102,934,487   $12,725,325  $3,933,975  $2,908,029  $2,034,040   $1,658,191
  ============   ===========  ==========  ==========  ==========   ==========
     4,328,542       685,895     273,467     306,296     206,162      179,274
  ------------   -----------  ----------  ----------  ----------   ----------
  $      23.78   $     18.55  $    14.39  $     9.49  $     9.87   $     9.25
  ============   ===========  ==========  ==========  ==========   ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2000


                                                                          MONY Equity Master
                                                     ---------------------------------------------------------------
                                                                 Fidelity Variable Insurance
                                                                     Products Funds             Janus Aspen Series
                                                      Dreyfus    --------------------------  -----------------------
                                                       Stock                     VIP II        Capital    Worldwide
                                                       Index     VIP Growth    Contrafund    Appreciation   Growth
                                                     Subaccount  Subaccount    Subaccount     Subaccount  Subaccount
                                                     ----------  ----------    ----------    ------------ ----------
                       ASSETS
Shares held in respective Funds.....................     91,368      57,203        77,306        137,806     109,339
                                                     ==========   ==========    ==========    ==========  ==========
Investments at cost................................. $3,477,794  $2,862,690    $1,920,106     $4,311,315  $4,921,236
                                                     ==========   ==========    ==========    ==========  ==========
Investments in respective Funds, at net asset value. $3,106,503  $2,488,321    $1,829,835     $3,691,821  $4,043,364
                                                     ----------   ----------    ----------    ----------  ----------
       Total assets.................................  3,106,503   2,488,321     1,829,835      3,691,821   4,043,364
                                                     ----------   ----------    ----------    ----------  ----------
                    LIABILITIES
Amount due to MONY America..........................        882         707           513          1,057       1,160
                                                     ----------   ----------    ----------    ----------  ----------
       Total liabilities............................        882         707           513          1,057       1,160
                                                     ----------   ----------    ----------    ----------  ----------
Net assets.......................................... $3,105,621  $2,487,614    $1,829,322     $3,690,764  $4,042,204
                                                     ==========   ==========    ==========    ==========  ==========
Net assets consist of:..............................
 Contractholders' net payments...................... $3,426,107  $2,863,029    $1,926,515     $4,294,980  $4,757,128
 Undistributed net investment income (loss).........     54,021      (8,164)       (6,231)        25,724     198,001
 Accumulated net realized gain (loss) on investments     (3,216)      7,118          (691)       (10,446)    (35,053)
 Net unrealized depreciation of investments.........   (371,291)   (374,369)      (90,271)      (619,494)   (877,872)
                                                     ----------   ----------    ----------    ----------  ----------
Net assets.......................................... $3,105,621  $2,487,614    $1,829,322     $3,690,764  $4,042,204
                                                     ==========   ==========    ==========    ==========  ==========
Number of units outstanding*........................    344,819     292,731       193,843        452,008     502,843
                                                     ----------   ----------    ----------    ----------  ----------
Net asset value per unit outstanding*............... $     9.01  $     8.50    $     9.44     $     8.17  $     8.04
                                                     ==========   ==========    ==========    ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2000

                                                                                   Strategist
                                                      -------------------------------------------------------------------
                                                                             MONY Series Fund, Inc.
                                                      -------------------------------------------------------------------
                                                        Equity     Equity   Intermediate Long Term                Money
                                                        Growth     Income    Term Bond      Bond    Diversified   Market
                                                      Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount
                                                      ---------- ---------- ------------ ---------- ----------  ----------
Dividend income...................................... $       0   $ 12,376     $8,648      $4,060    $   5,766    $3,476
Distribution from net realized gains.................   286,539    102,023          0           0      241,549         0
Mortality and expense risk charges...................    (7,666)    (4,106)      (827)       (332)      (8,477)     (350)
                                                      ---------   --------     ------      ------    ---------    ------
Net investment income................................   278,873    110,293      7,821       3,728      238,838     3,126
                                                      ---------   --------     ------      ------    ---------    ------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............    62,141     17,362        984        (562)      51,448         0
 Net change in unrealized appreciation (depreciation)
   of investment.....................................  (456,196)   (95,270)       855       4,426     (388,928)        0
                                                      ---------   --------     ------      ------    ---------    ------
Net realized and unrealized gain (loss) on
  investments........................................  (394,055)   (77,908)     1,839       3,864     (337,480)        0
                                                      ---------   --------     ------      ------    ---------    ------
Net increase (decrease) in net assets resulting from
  operations......................................... $(115,182)  $ 32,385     $9,660      $7,592    $ (98,642)   $3,126
                                                      =========   ========     ======      ======    =========    ======

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                                                     MONYEquity Master
                                                                    --------------------------------------------------
                                                                                  MONY Series Fund, Inc.
                                                                    --------------------------------------------------
                                                                    Intermediate  Long Term    Government     Money
                                                                     Term Bond       Bond      Securities     Market
                                                                     Subaccount   Subaccount   Subaccount   Subaccount
                                                                    ------------ ------------ ------------ ------------

                                                                    For the year For the year For the year For the year
                                                                       ended        ended        ended        ended
                                                                    December 31, December 31, December 31, December 31,
                                                                        2000         2000         2000         2000
                                                                    ------------ ------------ ------------ ------------
Dividend Income....................................................   $ 44,152     $113,998     $50,260      $218,995
Distribution from net realized gains...............................          0            0          13             0
Mortality and expense risk charges.................................     (5,554)     (12,539)     (6,899)      (27,805)
                                                                      --------     --------     -------      --------
Net investment income (loss).......................................     38,598      101,459      43,374       191,190
                                                                      --------     --------     -------      --------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments...........................    (14,832)     (87,265)     (3,035)            0
 Net change in unrealized appreciation (depreciation) of investment     27,415      217,746      38,692             0
                                                                      --------     --------     -------      --------
Net realized and unrealized gain (loss) on investments.............     12,583      130,481      35,657             0
                                                                      --------     --------     -------      --------
Net increase (decrease) in net assets resulting from operations....   $ 51,181     $231,940     $79,031      $191,190
                                                                      ========     ========     =======      ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                          Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------------
              Small Company               International  High Yield                   Growth and      Capital
   Equity         Value       Managed        Growth         Bond         Growth         Income      Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
------------  ------------- ------------  ------------- ------------ -------------- -------------- --------------
                                                                     For the period For the period For the period
For the year  For the year  For the year  For the year  For the year May 02, 2000** May 03, 2000** May 03, 2000**
   ended          ended        ended          ended        ended        through        through        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
    2000          2000          2000          2000          2000          2000           2000           2000
------------  ------------- ------------  ------------- ------------ -------------- -------------- --------------
$    343,589   $    43,110  $  2,140,699   $    25,968   $ 386,641      $  2,346       $  3,761      $       0
  12,378,805     5,532,684    33,183,918     1,263,413           0        20,107             46         70,288
    (372,665)     (220,732)     (797,445)     (102,385)    (30,266)       (9,230)        (6,165)        (5,535)
------------   -----------  ------------   -----------   ---------      --------       --------      ---------
  12,349,729     5,355,062    34,527,172     1,186,996     356,375        13,223         (2,358)        64,753
------------   -----------  ------------   -----------   ---------      --------       --------      ---------
   1,063,605       537,360   (12,834,329)      684,180    (239,852)      (14,487)         1,412           (626)
 (16,165,777)   (5,340,803)  (21,071,846)   (4,599,567)   (247,425)      (69,257)       (51,123)      (176,204)
------------   -----------  ------------   -----------   ---------      --------       --------      ---------
 (15,102,172)   (4,803,443)  (33,906,175)   (3,915,387)   (487,277)      (83,744)       (49,711)      (176,830)
------------   -----------  ------------   -----------   ---------      --------       --------      ---------
$ (2,752,443)  $   551,619  $    620,997   $(2,728,391)  $(130,902)     $(70,521)      $(52,069)     $(112,077)
============   ===========  ============   ===========   =========      ========       ========      =========

                                       .

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                                                MONYEquity Master
                                                    -------------------------------------------------------------------------
                                                                    Fidelity Variable Insurance
                                                                           Products Fund              Janus Aspen Series
                                                                   ----------------------------  ----------------------------
                                                    Dreyfus Stock                     VIP II        Capital       Worldwide
                                                        Index        VIP Growth     Contrafund    Appreciation      Growth
                                                      Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                                    -------------- -------------- -------------- -------------- --------------
                                                    For the period For the period For the period For the period For the period
                                                    May 02, 2000** May 02, 2000** May 03, 2000** May 03, 2000** May 02, 2000**
                                                       through        through        through        through        through
                                                     December 31,   December 31,   December 31,   December 31,   December 31,
                                                         2000           2000           2000           2000           2000
                                                    -------------- -------------- -------------- -------------- --------------
Dividend income....................................   $  16,954      $       0       $      0      $  38,752      $  13,276
Distribution from net realized gains...............      46,810              0              0            958        199,002
Mortality and expense risk charges.................      (9,743)        (8,164)        (6,231)       (13,986)       (14,277)
                                                      ---------      ---------       --------      ---------      ---------
Net investment income (loss).......................      54,021         (8,164)        (6,231)        25,724        198,001
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments...........      (3,216)         7,118           (691)       (10,446)       (35,053)
 Net change in unrealized depreciation of
   investments.....................................    (371,291)      (374,369)       (90,271)      (619,494)      (877,872)
                                                      ---------      ---------       --------      ---------      ---------
Net realized and unrealized loss on investments....    (374,507)      (367,251)       (90,962)      (629,940)      (912,925)
                                                      ---------      ---------       --------      ---------      ---------
Net decrease in net assets resulting from
  operations.......................................   $(320,486)     $(375,415)      $(97,193)     $(604,216)     $(714,924)
                                                      =========      =========       ========      =========      =========

----------
** Commencement of operations


                      See notes to financial statements.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                                         Strategist
                                                                        -------------------------------------------
                                                                                   MONY Series Fund, Inc.
                                                                        -------------------------------------------
                                                                             Equity Growth         Equity Income
                                                                              Subaccount             Subaccount
                                                                        ----------------------  -------------------
                                                                           2000        1999       2000       1999
                                                                        ----------  ----------  --------  ---------
From operations:
 Net investment income................................................. $  278,873  $   79,557  $110,293  $ 134,056
 Net realized gain (loss) on investments...............................     62,141      28,326    17,362     31,610
 Net change in unrealized appreciation (depreciation) of investments...   (456,196)    251,887   (95,270)  (108,424)
                                                                        ----------  ----------  --------  ---------
 Net increase (decrease) in net assets resulting from operations.......   (115,182)    359,770    32,385     57,242
                                                                        ----------  ----------  --------  ---------
From unit transactions:
 Net proceeds from the issuance of units...............................     87,459      51,062    23,251     33,394
 Net asset value of units redeemed or used to meet contract obligations   (116,460)    (48,972)  (97,890)   (93,401)
                                                                        ----------  ----------  --------  ---------
Net increase (decrease) from unit transactions.........................    (29,001)      2,090   (74,639)   (60,007)
                                                                        ----------  ----------  --------  ---------
Net increase (decrease) in net assets..................................   (144,183)    361,860   (42,254)    (2,765)
Net assets beginning of year...........................................  1,323,195     961,335   756,290    759,055
                                                                        ----------  ----------  --------  ---------
Net assets end of year*................................................ $1,179,012  $1,323,195  $714,036  $ 756,290
                                                                        ==========  ==========  ========  =========
Unit transactions:
Units outstanding beginning of year....................................     14,055      14,007    10,955     11,808
Units issued during the year...........................................        961         670       344        497
Units redeemed during the year.........................................     (1,251)       (622)   (1,491)    (1,350)
                                                                        ----------  ----------  --------  ---------
Units outstanding end of year..........................................     13,765      14,055     9,808     10,955
                                                                        ==========  ==========  ========  =========
----------
*Includes undistributed net investment income of:                       $  659,739  $  380,866  $686,030  $ 575,737
                                                                        ==========  ==========  ========  =========


                      See notes to financial statements.

                                     Strategist
-------------------------------------------------------------------------------------
                               MONY Series Fund, Inc.
-------------------------------------------------------------------------------------
Intermediate Term Bond   Long Term Bond          Diversified          Money Market
     Subaccount            Subaccount            Subaccount            Subaccount
---------------------  ------------------  ----------------------  ------------------
   2000       1999       2000      1999       2000        1999       2000      1999
---------   --------   --------  --------  ----------  ----------  --------  --------
$   7,821   $  6,098   $  3,728  $  3,252  $  238,838  $  155,350  $  3,126  $  2,772
      984        613       (562)    2,745      51,448      81,348         0         0
      855     (7,233)     4,426   (11,228)   (388,928)    118,209         0         0
---------   --------   --------  --------  ----------  ----------  --------  --------
    9,660       (522)     7,592    (5,231)    (98,642)    354,907     3,126     2,772
---------   --------   --------  --------  ----------  ----------  --------  --------
   10,070     10,042      3,382     5,202      68,495      67,724    11,536     7,498
  (25,050)   (17,325)   (12,960)  (12,760)   (163,534)   (178,570)  (15,285)  (18,290)
---------   --------   --------  --------  ----------  ----------  --------  --------
  (14,980)    (7,283)    (9,578)   (7,558)    (95,039)   (110,846)   (3,749)  (10,792)
---------   --------   --------  --------  ----------  ----------  --------  --------
   (5,320)    (7,805)    (1,986)  (12,789)   (193,681)    244,061      (623)   (8,020)
  142,691    150,496     58,045    70,834   1,478,886   1,234,825    61,097    69,117
---------   --------   --------  --------  ----------  ----------  --------  --------
$ 137,371   $142,691   $ 56,059  $ 58,045  $1,285,205  $1,478,886  $ 60,474  $ 61,097
=========   ========   ========  ========  ==========  ==========  ========  ========
    5,687      5,977      1,884     2,112      23,596      25,565     3,115     3,678
      404        400        104       163       1,124       1,275       571       392
     (989)      (690)      (405)     (391)     (2,642)     (3,244)     (763)     (955)
---------   --------   --------  --------  ----------  ----------  --------  --------
    5,102      5,687      1,583     1,884      22,078      23,596     2,923     3,115
=========   ========   ========  ========  ==========  ==========  ========  ========

 $184,950   $177,129   $110,569  $106,841  $1,182,032  $  943,194  $ 86,375  $ 83,249
=========   ========   ========  ========  ==========  ==========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                                                         MONY Equity Master
                                                                        --------------------
                                                                        MONY Series Fund, Inc.
                                                                        --------------------
                                                                        Intermediate Term Bond
                                                                             Subaccount
                                                                        --------------------
                                                                           2000        1999
                                                                        ---------   ---------
From operations:
 Net investment income................................................. $  38,598   $  32,622
 Net realized gain (loss) on investments...............................   (14,832)     (3,347)
 Net change in unrealized appreciation (depreciation) of investments...    27,415     (33,665)
                                                                        ---------   ---------
 Net increase (decrease) in net assets resulting from operations.......    51,181      (4,390)
                                                                        ---------   ---------
From unit transactions:
 Net proceeds from the issuance of units...............................   193,043     259,097
 Net asset value of units redeemed or used to meet contract obligations  (238,175)   (127,346)
                                                                        ---------   ---------
Net increase (decrease) from unit transactions.........................   (45,114)    131,751
                                                                        ---------   ---------
Net increase (decrease) in net assets..................................     6,067     127,361
Net assets beginning of year...........................................   779,382     652,021
                                                                        ---------   ---------
Net assets end of year*................................................ $ 785,449   $ 779,382
                                                                        =========   =========
Unit transactions:
Units outstanding beginning of year....................................    61,590      51,260
Units issued during the year...........................................    14,941      20,763
Units redeemed during the year.........................................   (18,605)    (10,433)
                                                                        ---------   ---------
Units outstanding end of year..........................................    57,926      61,590
                                                                        =========   =========
----------
*Includes undistributed net investment income of:                       $  89,254   $  50,656
                                                                        =========   =========

                      See notes to financial statements.

                              MONY Equity Master
    ----------------------------------------------------------------------
                            MONY Series Fund, Inc.
    ----------------------------------------------------------------------
        Long Term Bond      Government Securities       Money Market
          Subaccount             Subaccount              Subaccount
    ----------------------  --------------------  ------------------------
       2000        1999        2000       1999        2000         1999
    ----------  ----------  ---------  ---------  -----------  -----------
    $  101,459  $   80,387  $  43,374  $  19,304  $   191,190  $   196,409
       (87,265)    (16,422)    (3,035)     6,761            0            0
       217,746    (209,021)    38,692    (26,058)           0            0
    ----------  ----------  ---------  ---------  -----------  -----------
       231,940    (145,056)    79,031          7      191,190      196,409
    ----------  ----------  ---------  ---------  -----------  -----------
       568,073     939,989    257,654    486,563    1,294,145    6,472,419
      (578,996)   (770,619)  (318,064)  (232,350)  (5,090,099)  (5,555,147)
    ----------  ----------  ---------  ---------  -----------  -----------
       (10,923)    169,370    (60,410)   254,213   (3,795,954)     917,272
    ----------  ----------  ---------  ---------  -----------  -----------
       221,017      24,314     18,621    254,220   (3,604,764)   1,113,681
     1,580,090   1,555,776    973,594    719,374    6,444,177    5,330,496
    ----------  ----------  ---------  ---------  -----------  -----------
    $1,801,107  $1,580,090  $ 992,215  $ 973,594  $ 2,839,413  $ 6,444,177
    ==========  ==========  =========  =========  ===========  ===========
       116,016     104,745     78,201     57,728      521,637      449,645
        39,711      69,177     20,111     39,507      101,728      686,519
       (40,502)    (57,906)   (25,131)   (19,034)    (405,173)    (614,527)
    ----------  ----------  ---------  ---------  -----------  -----------
       115,225     116,016     73,181     78,201      218,192      521,637
    ==========  ==========  =========  =========  ===========  ===========

    $  273,654  $  172,195  $  91,614  $  48,240  $   753,300  $   562,110
    ==========  ==========  =========  =========  ===========  ===========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                           MONY Equity Master
                                                                          ---------------------------------------------------
                                                                                     Enterprise Accumulation Trust
                                                                          ---------------------------------------------------

                                                                                    Equity              Small Company Value
                                                                                  Subaccount                Subaccount
                                                                          -------------------------  ------------------------

                                                                          For the year  For the year For the year For the year
                                                                             ended         ended        ended        ended
                                                                            December    December 31, December 31, December 31,
                                                                            31, 2000        1999         2000         1999
                                                                          ------------  ------------ ------------ ------------
From operations:
  Net investment income (loss)........................................... $ 12,349,729  $ 2,957,349  $ 5,355,062  $ 1,542,856
  Net realized gain (loss) on investments................................    1,063,605      816,091      537,360      533,338
  Net change in unrealized appreciation (depreciation) of investments....  (16,165,777)   1,678,484   (5,340,803)   2,698,994
                                                                          ------------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations........   (2,752,443)   5,451,924      551,619    4,775,188
                                                                          ------------  -----------  -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units................................   15,842,887   14,814,850    9,299,035   10,495,593
  Net asset value of units redeemed or used to meet contract obligations.  (12,496,872)  (7,392,370)  (7,796,451)  (4,895,495)
                                                                          ------------  -----------  -----------  -----------
Net increase (decrease) from unit transactions...........................    3,346,015    7,422,480    1,502,584    5,600,098
                                                                          ------------  -----------  -----------  -----------
Net increase (decrease) in net assets....................................      593,572   12,874,404    2,054,203   10,375,286
Net assets beginning of period...........................................   42,951,802   30,077,398   27,701,853   17,326,567
                                                                          ------------  -----------  -----------  -----------
Net assets end of period*................................................ $ 43,545,374  $42,951,802  $29,756,056  $27,701,853
                                                                          ============  ===========  ===========  ===========
Unit transactions:
Units outstanding beginning of period....................................    1,709,190    1,373,480    1,135,497      874,371
Units issued during the period...........................................      581,314      697,369      381,367      509,273
Units redeemed during the period.........................................     (448,635)    (361,659)    (317,934)    (248,147)
                                                                          ------------  -----------  -----------  -----------
Units outstanding end of period..........................................    1,841,869    1,709,190    1,198,930    1,135,497
                                                                          ============  ===========  ===========  ===========
----------
 * Includesundistributed net investment income (loss) of:                 $ 16,978,363  $ 4,628,634  $ 8,547,001  $ 3,191,939
                                                                          ============  ===========  ===========  ===========

** Commencementof operations

                      See notes to financial statements.

                                                     MONY Equity Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 Growth and      Capital
          Managed             International Growth         High Yield Bond          Growth         Income      Appreciation
        Subaccount                 Subaccount                Subaccount           Subaccount     Subaccount     Subaccount
--------------------------  ------------------------  ------------------------  -------------- -------------- --------------
                                                                                For the period For the period For the period
For the year  For the year  For the year For the year For the year For the year May 02, 2000** May 03, 2000** May 03, 2000**
   ended         ended         ended        ended        ended        ended        through        through        through
December 31,  December 31,  December 31, December 31, December 31, December 31,  December 31,   December 31,   December 31,
    2000          1999          2000         1999         2000         1999          2000           2000           2000
------------  ------------  ------------ ------------ ------------ ------------ -------------- -------------- --------------
$ 34,527,172  $ 17,912,515  $ 1,186,996  $   228,208  $   356,375  $   350,028    $   13,223     $   (2,358)    $   64,753
 (12,834,329)    1,708,506      684,180      137,455     (239,852)    (101,361)      (14,487)         1,412           (626)
 (21,071,846)  (11,119,070)  (4,599,567)   3,547,935     (247,425)    (132,000)      (69,257)       (51,123)      (176,204)
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
     620,997     8,501,951   (2,728,391)   3,913,598     (130,902)     116,667       (70,521)       (52,069)      (112,077)
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
  24,790,165    32,930,266    5,052,941    4,118,010    1,151,968    1,520,826     3,117,826      2,184,853      1,865,727
 (35,903,892)  (19,858,472)  (3,526,808)  (1,722,826)  (1,219,321)  (1,041,034)     (139,276)       (98,744)       (95,459)
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
 (11,113,727)   13,071,794    1,526,133    2,395,184      (67,353)     479,792     2,978,550      2,086,109      1,770,268
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
 (10,492,730)   21,573,745   (1,202,258)   6,308,782     (198,255)     596,459     2,908,029      2,034,040      1,658,191
 113,427,217    91,853,472   13,927,583    7,618,801    4,132,230    3,535,771             0              0              0
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
$102,934,487  $113,427,217  $12,725,325  $13,927,583  $ 3,933,975  $ 4,132,230    $2,908,029     $2,034,040     $1,658,191
============  ============  ===========  ===========  ===========  ===========    ==========     ==========     ==========
   4,803,230     4,216,748      616,656      475,982      277,914      245,156             0              0              0
   1,077,541     1,506,274      246,790      251,798       78,252      104,613       321,154        215,920        189,063
  (1,552,229)     (919,792)    (177,551)    (111,124)     (82,699)     (71,855)      (14,858)        (9,758)        (9,789)
------------  ------------  -----------  -----------  -----------  -----------    ----------     ----------     ----------
   4,328,542     4,803,230      685,895      616,656      273,467      277,914       306,296        206,162        179,274
============  ============  ===========  ===========  ===========  ===========    ==========     ==========     ==========

$ 61,619,519  $ 27,092,347  $ 1,840,767  $   653,771  $ 1,111,207  $   754,832    $   13,223     $   (2,358)    $   64,753
============  ============  ===========  ===========  ===========  ===========    ==========     ==========     ==========

                                 MONY America

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                               MONY Equity Master
                                                   -------------------------------------------------------------------------
                                                                   Fidelity Variable Insurance
                                                                         Products Funds              Janus Aspen Series
                                                                  ----------------------------  ----------------------------
                                                   Dreyfus Stock       VIP           VIP II        Capital       Worldwide
                                                       Index          Growth       Contrafund    Appreciation      Growth
                                                     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                                   -------------- -------------- -------------- -------------- --------------
                                                   For the period For the period For the period For the period For the period
                                                   May 02, 2000** May 02, 2000** May 03, 2000** May 03, 2000** May 02, 2000**
                                                      through        through        through        through        through
                                                    December 31,   December 31,   December 31,   December 31,   December 31,
                                                        2000           2000           2000           2000           2000
                                                   -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).....................   $   54,021     $   (8,164)    $   (6,231)    $   25,724     $  198,001
 Net realized gain (loss) on investments..........       (3,216)         7,118           (691)       (10,446)       (35,053)
 Net change in unrealized depreciation of
   investments....................................     (371,291)      (374,369)       (90,271)      (619,494)      (877,872)
                                                     ----------     ----------     ----------     ----------     ----------
 Net decrease in net assets resulting from
   operations.....................................     (320,486)      (375,415)       (97,193)      (604,216)      (714,924)
                                                     ----------     ----------     ----------     ----------     ----------
From unit transactions:
 Net proceeds from the issuance of units..........    3,556,359      2,978,923      2,014,867      4,552,775      5,001,735
 Net asset value of units redeemed or used to meet
   contract obligations...........................     (130,252)      (115,894)       (88,352)      (257,795)      (244,607)
                                                     ----------     ----------     ----------     ----------     ----------
Net increase from unit transactions...............    3,426,107      2,863,029      1,926,515      4,294,980      4,757,128
                                                     ----------     ----------     ----------     ----------     ----------
Net increase in net assets........................    3,105,621      2,487,614      1,829,322      3,690,764      4,042,204
Net assets beginning of period....................            0              0              0              0              0
                                                     ----------     ----------     ----------     ----------     ----------
Net assets end of period*.........................   $3,105,621     $2,487,614     $1,829,322     $3,690,764     $4,042,204
                                                     ==========     ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning of period.............            0              0              0              0              0
Units issued during the period....................      358,347        304,936        202,874        479,644        529,466
Units redeemed during the period..................      (13,528)       (12,205)        (9,031)       (27,636)       (26,623)
                                                     ----------     ----------     ----------     ----------     ----------
Units outstanding end of period...................      344,819        292,731        193,843        452,008        502,843
                                                     ==========     ==========     ==========     ==========     ==========
----------
 *Includes undistributed net investment income
  (loss) of:                                         $   54,021     $   (8,164)    $   (6,231)    $   25,724     $  198,001
                                                     ==========     ==========     ==========     ==========     ==========

**Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and seventeen MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 and in 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.


   A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.


2. Significant Accounting Policies:

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for the year ended December 31, 2000 aggregated $6,372,802.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                         Cost of Shares
                                            Acquire           Proceeds from
   Strategist Subaccounts           (Excludes Reinvestments) Shares Redeemed
   ----------------------           ------------------------ ---------------

   MONY Series Fund, Inc.
   Equity Growth Portfolio.........       $   101,751          $   138,491
   Equity Income Portfolio.........            25,572              104,353
   Intermediate Term Bond Portfolio            11,503               27,317
   Long Term Bond Portfolio........             4,527               14,440
   Diversified Portfolio...........            91,414              195,016
   Money Market Portfolio..........            16,004               20,105
   MONYEquity Master Subaccounts
   -----------------------------

   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio           210,543              261,245
   Long Term Bond Portfolio........           611,808              635,276
   Government Securities Portfolio.           269,836              337,180
   Money Market Portfolio..........         3,810,881            7,635,879

   Enterprise Accumulation Trust
   Equity Portfolio................        17,417,047           14,444,988
   Small Company Value Portfolio...         9,883,005            8,601,702
   Managed Portfolio...............        26,438,780           38,357,761

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)


                                                Cost of Shares
                                                   Acquire           Proceeds from
Strategist Subaccounts                     (Excludes Reinvestments) Shares Redeemed
----------------------                     ------------------------ ---------------
International Growth Portfolio............        5,579,282            4,156,301
High Yield Bond Portfolio.................        1,205,563            1,303,409
Growth Portfolio..........................        3,173,959              203,832
Growth and Income Portfolio...............        2,228,432              147,914
Capital Appreciation Portfolio............        1,891,957              126,762

Dreyfus
Dreyfus Stock Index Fund..................        3,583,700              166,454

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio......................        3,050,891              195,319
VIP II Contrafund Portfolio...............        2,045,190              124,392

Janus Aspen Series
Capital Appreciation Portfolio............        4,623,258              341,206
Worldwide Growth Portfolio................        5,048,945              304,933

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for long-lived assets in 2002.

PricewaterhouseCoopers LLP

New York, New York
February 6, 2003

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS
                          December 31, 2002 and 2001

                                                                              2002     2001
                                                                            -------- --------
                                                                             ($ in millions)
                                  ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair value (Note 5)..... $1,537.4 $1,220.9
  Mortgage loans on real estate (Note 6)...................................    357.9    132.8
  Policy loans.............................................................     79.8     71.6
  Real estate to be disposed of............................................      0.1      2.3
  Real estate held for investment..........................................      2.3      3.7
  Other invested assets....................................................     11.4     16.4
                                                                            -------- --------
                                                                             1,988.9  1,447.7
Cash and cash equivalents..................................................     33.2    102.6
Accrued investment income..................................................     27.9     22.3
Amounts due from reinsurers................................................     54.0     34.8
Deferred policy acquisition costs (Note 7).................................    617.4    564.6
Current federal income taxes...............................................     47.6     24.9
Other assets...............................................................      4.3     22.8
Separate account assets....................................................  2,911.3  3,589.0
                                                                            -------- --------
       Total assets........................................................ $5,684.6 $5,808.7
                                                                            ======== ========
                   LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits..................................................... $  179.6 $  156.8
Policyholders' account balances............................................  1,612.0  1,269.5
Other policyholders' liabilities...........................................     89.2     77.2
Accounts payable and other liabilities.....................................     67.8     99.6
Note payable to affiliate..................................................     42.2     44.6
Deferred federal income taxes (Note 8).....................................    142.6     85.0
Separate account liabilities...............................................  2,911.3  3,589.0
                                                                            -------- --------
       Total liabilities...................................................  5,044.7  5,321.7
Commitments and contingencies (Note 12)....................................
Common stock $1.00 par value; 5.0 million shares authorized, 2.5 million
  shares issued and outstanding............................................      2.5      2.5
Capital in excess of par...................................................    499.7    349.7
Retained earnings..........................................................    113.0    130.1
Accumulated other comprehensive income.....................................     24.7      4.7
                                                                            -------- --------
       Total shareholder's equity..........................................    639.9    487.0
                                                                            -------- --------
       Total liabilities and shareholder's equity.......................... $5,684.6 $5,808.7
                                                                            ======== ========

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 Years Ended December 31, 2002, 2001, and 2000

                                                                                                2002    2001   2000
                                                                                               ------  ------ ------
                                                                                                  ($ in millions)
Revenues:
Universal life and investment-type product policy fees........................................ $153.8  $159.7 $158.2
Premiums......................................................................................   89.5    56.3   37.3
Net investment income (Note 4)................................................................  107.5    91.2   90.4
Net realized (losses) gains on investments (Note 4)...........................................  (10.2)    5.3   (5.1)
Other income..................................................................................   16.8    17.9   14.4
                                                                                               ------  ------ ------
                                                                                                357.4   330.4  295.2
                                                                                               ------  ------ ------
Benefits and Expenses:
Benefits to policyholders.....................................................................  127.8    97.9   68.1
Interest credited to policyholders' account balances..........................................   75.8    65.9   62.4
Amortization of deferred policy acquisition costs.............................................   81.8    62.1   48.8
Other operating costs and expenses............................................................   97.1   101.3   88.6
                                                                                               ------  ------ ------
                                                                                                382.5   327.2  267.9
                                                                                               ------  ------ ------
(Loss)/income from continuing operations before income taxes..................................  (25.1)    3.2   27.3
Income tax (benefit)/expense..................................................................   (8.8)    1.4    8.0
                                                                                               ------  ------ ------
(Loss)/income from continuing operations......................................................  (16.3)    1.8   19.3
Discontinued operations: loss from real estate to be disposed of, net of income tax benefit of
  $0.4 million................................................................................   (0.8)     --     --
                                                                                               ------  ------ ------
Net (loss)/income.............................................................................  (17.1)    1.8   19.3
Other comprehensive income, net (Note 4)......................................................   20.0     5.7    6.3
                                                                                               ------  ------ ------
Comprehensive income.......................................................................... $  2.9  $  7.5 $ 25.6
                                                                                               ======  ====== ======



                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 Years Ended December 31, 2002, 2001 and 2000

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
                                                                                  ($ in millions)
Balance, December 31, 1999....................................  $2.5   $199.7    $109.0      $(7.3)       $303.9
Capital contributions.........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital contributions.........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2001....................................   2.5    349.7     130.1        4.7         487.0
Capital contributions.........................................          150.0                              150.0
Comprehensive income:
 Net (loss)...................................................                    (17.1)                   (17.1)
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                20.0          20.0
                                                                ----   ------    ------      -----        ------
Comprehensive income..........................................                                               2.9
                                                                ----   ------    ------      -----        ------
Balance, December 31, 2002....................................  $2.5   $499.7    $113.0      $24.7        $639.9
                                                                ====   ======    ======      =====        ======


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 2002, 2001 and 2000

                                                               2002     2001      2000
                                                             -------  -------  ---------
                                                                   ($ in millions)
Cash flows from operating activities (Note 2):
Net (loss) income........................................... $ (17.1) $   1.8  $    19.3
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to policyholders' account balances......    72.5     64.7       57.5
  Universal life and investment-type product policy fee
   income...................................................   (66.9)   (74.6)     (87.0)
  Capitalization of deferred policy acquisition costs.......  (172.6)  (157.8)    (130.3)
  Amortization of deferred policy acquisition costs.........    81.8     62.1       48.8
  Provision for depreciation and amortization...............    (2.0)     5.0       (0.4)
  Provision for deferred federal income taxes...............    46.8     33.6       25.6
  Net realized losses/(gains) on investments................    10.2     (5.3)       5.1
  Non-cash distributions from investments...................    (0.5)      --         --
  Change in other assets, accounts payable and other
   liabilities..............................................   (40.6)    39.2      (46.5)
  Change in future policy benefits..........................    22.8     22.1       11.4
  Change in other policyholders' liabilities................    12.0      8.3       14.9
  Change in current federal income taxes payable............   (19.7)   (13.1)     (12.6)
  Loss on discontinued real estate operations...............     1.2       --         --
                                                             -------  -------  ---------
Net cash used in operating activities.......................   (72.1)   (14.0)     (94.2)
                                                             -------  -------  ---------
Cash flows from investing activities:
Sales, maturity securities or repayments of:
  Fixed maturity securities.................................   258.3    280.9      223.2
  Mortgage loans on real estate.............................    48.6     60.3       68.2
  Other invested assets.....................................     2.6      0.1        2.3
Acquisitions of investments:
  Fixed maturity securities.................................  (505.6)  (371.5)    (170.0)
  Mortgage loans on real estate.............................  (276.2)   (76.7)     (19.3)
  Other invested assets.....................................    (1.3)    (7.1)      (2.0)
  Policy loans, net.........................................    (8.2)    (2.2)     (10.6)
                                                             -------  -------  ---------
Net cash (used in)/provided by investing activities......... $(481.8) $(116.2) $    91.8
                                                             -------  -------  ---------
Cash flows from financing activities:
Proceeds of demand note payable to affiliate................ $ 121.0  $    --  $      --
Repayment of demand note payable to affiliate...............  (121.0)      --         --
Repayment of note payable to affiliate......................    (2.4)    (2.3)      (2.1)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................   876.8    824.6    1,538.6
Return of policyholders' account balances on annuity
  policies and universal life policies......................  (539.9)  (700.3)  (1,508.2)
Capital contributions.......................................   150.0      6.0       50.0
                                                             -------  -------  ---------
Net cash provided by financing activities...................   484.5    128.0       78.3
                                                             -------  -------  ---------
Net (decrease)/increase in cash and cash equivalents........   (69.4)    (2.2)      75.9
Cash and cash equivalents, beginning of year................   102.6    104.8       28.9
                                                             -------  -------  ---------
Cash and cash equivalents, end of year...................... $  33.2  $ 102.6  $   104.8
                                                             =======  =======  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................ $ (36.9) $ (19.1) $    (5.0)
Interest.................................................... $   4.1  $   3.1  $     3.3
Schedule of non-cash financing activities:
Capital contribution of bonds from MONY Life................ $    --  $  94.1  $      --

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC. ("MONY Holdings"), a downstream holding company formed by The MONY Group Inc. (the "MONY Group") on February 27, 2002. On April 30, 2002, MONY Group transferred all of its ownership interests in MONY Life to MONY Holdings.

   The Company's primary business is to provide life insurance, annuities, and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life and (ii) Trusted Securities Advisors Corp. ("Trusted Advisors"). The Company's Wholesale channel is comprised of: (i) MONY Partners, a division of MONY Life, and (ii) MONY Life's corporate marketing team which markets COLI/BOLI products. These products are sold in 49 states (not including New York), the District of Columbia and Puerto Rico.

2. Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining: (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and impairment writedowns for other invested assets, (iv) costs associated with contingencies, (v) litigation and restructuring charges and
(vi) income taxes. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in venture capital limited partnerships. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity

                    MONY LIFE INSURANCE COMPANY OF AMERICA

2. Summary of Significant Accounting Policies: (continued)


securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.



   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized gains or losses on investments.

   Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's balance sheet and the results therefrom are reported as "Discontinued Operations" in the Company's statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

.. Management, having the authority to approve the action, commits the organization to a plan to sell the property.

.. The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

.. An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

.. The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year.

.. The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

.. Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

   Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

   Policy loans are carried at their unpaid principal balances.

   Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for

                    MONY LIFE INSURANCE COMPANY OF AMERICA

2. Summary of Significant Accounting Policies: (continued)


policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DPAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

   DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an annuity of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001 and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.9%, 5.0%, and 5.2% for each of the years ended December 31, 2002, 2001 and 2000, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

2. Summary of Significant Accounting Policies: (continued)


  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's financial position or results of operations.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

2. Summary of Significant Accounting Policies: (continued)


   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's financial position or results of operations.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other then sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the statements of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $0.1 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's statement of income and comprehensive income as a discontinued operation, was $1.2 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

   In January 2003, the SFAS issued SFAS Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

3. Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2002, 2001 and 2000, the Company incurred expenses of $61.8 million, $67.9 million, and $55.9 million, as a result of such allocations. At December 31, 2002 and 2001 the Company had a payable to MONY Life in connection with this service agreement of $17.2 million and $46.6 million, respectively, which is reflected in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred

                    MONY LIFE INSURANCE COMPANY OF AMERICA

3. Related Party Transactions: (continued)


by the Company related to this agreement was $0.7 million, $0.8 million and $0.8 million for each of the years ended December 31, 2002, 2001 and 2000, respectively. In addition, the Company had a payable to MONY Life related to this agreement of approximately $0.1 million and $0.3 million at December 31, 2002 and 2001, respectively, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.2 million, $3.6 million, and $3.6 million for the years ended December 31, 2002, 2001, and 2000, respectively. In addition, the Company recorded an intercompany payable of $0.4 million and $1.2 million at December 31, 2002 and 2001, respectively, related to these agreements, which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   In 1997, the Company entered into a 17-year lease with the New York City Industrial Development Agency ("NY IDA"). NY IDA issued bonds to the Company, for the benefit of MONY Life's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. At December 31,2002, IDA bonds outstanding were $1.3 million. Lease payments for NY IDA were $0.2 million for each of the years ended, December 31, 2002 and 2001.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agreed to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DPAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2002 and 2001, the Company recorded a payable of $15.2 million and $9.7 million, respectively, to USFL in connection with this agreement which is included in "Accounts Payable and Other Liabilities" on the Company's balance sheet.

   The Company recorded capital contributions from MONY Life of $150.0 million, $100.0 million and $50.0 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2002 is $42.2 million.

   On May 29, 2002, the Company borrowed $121.0 million from the MONY Group in exchange for a demand note payable in the same amount. The note bore interest at a floating rate equal to Federal Funds Rate +0.15% per annum and had an original maturity date of May 28, 2003. The Company repaid the entire principal outstanding on the demand note plus interest of $1.2 million during the fourth quarter of 2002.

   On August 30, 2002, the Company purchased eleven commercial mortgage loans from MONY Life. The purchase price for the mortgages was determined based on fair market value aggregating $148.6 million, which consisted of $146.8 million in principal and $1.8 million in premium. These mortgage loans are included in "Mortgage Loans on Real Estate" on the Company's balance sheet.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2002, 2001 and 2000 was derived from the following sources:

                                                              2002  2001  2000
                                                             ------ ----- -----
                                                              ($ in millions)
Fixed maturity securities................................... $ 87.3 $76.0 $75.0
Mortgage loans on real estate...............................   14.8   8.9  11.2
Policy loans................................................    6.3   4.3   4.5
Other investments (including cash & cash equivalents).......    3.0   6.5   4.0
                                                             ------ ----- -----
Total investment income.....................................  111.4  95.7  94.7
Investment expenses.........................................    3.9   4.5   4.3
                                                             ------ ----- -----
Net investment income....................................... $107.5 $91.2 $90.4
                                                             ====== ===== =====

   Net realized gains (losses) on investments for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                            2002    2001   2000
                                                           ------  -----  -----
                                                              ($ in millions)
Fixed maturity securities................................. $ (7.4) $ 4.7  $(5.3)
Mortgage loans on real estate.............................   (2.2)   0.8    0.1
Other invested assets.....................................   (0.6)  (0.2)   0.1
                                                           ------  -----  -----
Net realized gains (losses) on investments................ $(10.2) $ 5.3  $(5.1)
                                                           ======  =====  =====

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2002, 2001 and 2000. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2002    2001    2000
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, net
Fixed maturity securities.......................................... $ 68.9  $ 23.5  $ 23.4
                                                                    ------  ------  ------
Subtotal...........................................................   68.9    23.5    23.4
Effect on unrealized gains (losses) on investments attributable to:
DPAC...............................................................  (38.1)  (14.7)  (13.9)
Deferred federal income taxes......................................  (10.8)   (3.1)   (3.2)
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $ 20.0  $  5.7  $  6.3
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                2002  2001 2000
                                                               -----  ---- ----
                                                               ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments...................... $23.2  $4.5 $4.8
Reclassification adjustment for gains included in net Income..  (3.2)  1.2  1.5
                                                               -----  ---- ----
Unrealized gains (losses) on investments, net of
  reclassification adjustments................................ $20.0  $5.7 $6.3
                                                               =====  ==== ====

   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2002, 2001, and 2000, are net of income tax expense (benefit) of $12.5 million, $3.8 million, and $4.1 million, respectively, and $(40.6) million, $(17.4) million, and $(17.0) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income: (continued)


   Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense (benefit) of $(1.7) million, $(0.7) million, and $(0.8) million, respectively, and $2.5 million, $2.8 million, and $3.2 million, respectively, relating to the effect of such amounts on DPAC.

5. Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and December 31, 2001 are as follows:

                                                                    Gross      Gross
                                                   Amortized     Unrealized  Unrealized     Estimated
                                                     Cost           Gains      Losses      Fair Value
                                               ----------------- ----------- ---------- -----------------
                                                 2002     2001   2002  2001  2002 2001    2002     2001
                                               -------- -------- ----- ----- ---- ----- -------- --------
                                                                    ($ in millions)
U.S. Treasury securities and obligations of
 U.S. Government agencies..................... $  187.6 $   56.5 $14.7 $ 1.3 $0.0 $ 0.0 $  202.3 $   57.8
Collateralized mortgage obligations:
 Government agency-backed.....................     16.6     39.3   1.0   0.8  0.0   0.3     17.6     39.8
 Non-agency backed............................     14.5     36.8   0.8   1.2  0.0   0.0     15.3     38.0
Other asset-backed securities:
 Government agency-backed.....................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
 Non-agency backed............................    138.0    131.9   5.5   4.0  1.2   1.0    142.3    134.9
Public utilities..............................     83.6     69.1   6.2   2.2  0.6   0.7     89.2     70.6
Foreign Government............................      0.0      0.0   0.0   0.0  0.0   0.0      0.0      0.0
Corporate.....................................    982.7    842.0  66.7  21.8  6.1  10.5  1,043.3    853.3
Affiliates....................................      1.3      1.4   0.2   0.1  0.0   0.0      1.5      1.5
                                               -------- -------- ----- ----- ---- ----- -------- --------
   Total Bonds................................  1,424.3  1,177.0  95.2  31.4  7.9  12.5  1,511.5  1,195.9
Redeemable Preferred Stock....................     25.0     25.0   0.9   0.0  0.0   0.0     25.9     25.0
                                               -------- -------- ----- ----- ---- ----- -------- --------
   Total...................................... $1,449.3 $1,202.0 $96.1 $31.4 $7.9 $12.5 $1,537.4 $1,220.9
                                               ======== ======== ===== ===== ==== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2002 and 2001 is net of cumulative impairment adjustments in value deemed to be "other than temporary" of $13.1 million and $3.5 million, respectively.

   At December 31, 2002 and 2001, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which: (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have an "other than temporary impairment" in value, as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $71.2 million and $8.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed maturity securities held by the Company was $0.0 million and $1.1 million, respectively. In addition, at December 31, 2002 and 2001 the Company had no fixed maturity securities which have been restructured.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

5. Investments: (continued)


   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002 are as follows:

                                                                    2002
                                                             -------------------
                                                                       Estimated
                                                             Amortized   Fair
                                                               Cost      Value
                                                             --------- ---------
                                                               ($ in millions)
Due in one year or less..................................... $   39.5  $   40.7
Due after one year through five years.......................    495.1     522.4
Due after five years through ten years......................    654.8     707.1
Due after ten years.........................................     90.8      92.0
                                                             --------  --------
       Subtotal.............................................  1,280.2   1,362.2
Mortgage-backed and other asset-backed securities...........    169.1     175.2
                                                             --------  --------
       Total................................................ $1,449.3  $1,537.4
                                                             ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity securities may differ from contractual maturity securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from the sale of fixed maturity securities during 2002, 2001 and 2000 were $82.8 million, $84.5 million, and $40.9 million, respectively. Gains of $4.8 million, $4.1 million, and $0.5 million, and losses of $1.0 million, $0.0 million, and $2.1 million were realized on these sales in 2002, 2001, and 2000, respectively.

6. Mortgage Loans On Real Estate:

   Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                              2002    2001
                                                             ------  ------
                                                             ($ in millions)
Commercial mortgage loans................................... $275.4  $ 61.2
Agricultural mortgage loans.................................   86.2    73.0
                                                             ------  ------
Total loans.................................................  361.6   134.2
Less: valuation allowances..................................   (3.7)   (1.4)
                                                             ------  ------
Mortgage loans, net of valuation allowances................. $357.9  $132.8
                                                             ======  ======

   An analysis of the valuation allowances on mortgage loans on real estate for 2002, 2001 and 2000 is as follows:

                                                             2002  2001   2000
                                                             ---- -----  -----
                                                              ($ in millions)
Balance, beginning of year.................................. $1.4 $ 1.4  $ 2.3
Increase (decrease) in allowance............................  2.3   0.2   (0.3)
Reduction due to pay-downs, pay-offs, and sales.............  0.0   0.0   (0.6)
Transfers to real estate....................................  0.0  (0.2)   0.0
                                                             ---- -----  -----
Balance, end of year........................................ $3.7 $ 1.4  $ 1.4
                                                             ==== =====  =====

   At December 31, 2002 and 2001 the Company had no impaired mortgage loans with valuation allowances.

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

                    MONY LIFE INSURANCE COMPANY OF AMERICA

6. Mortgage Loans on Real Estate: (continued)


   During 2002, 2001 and 2000, the Company recognized $0.3 million, $0.5 million, and $0.7 million, respectively, of interest income on impaired loans.

   At December 31, 2002 and 2001, there were $0.0 million and $0.9 million mortgage loans which were non-income producing for the twelve months preceding such dates.

7. Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2002, 2001 and 2000 are as follows:

                                                          2002    2001    2000
                                                         ------  ------  ------
                                                             ($ in millions)
Balance, beginning of year.............................. $564.6  $483.5  $406.4
Costs deferred during the year..........................  172.6   157.8   139.8
Amortized to expense during the year....................  (81.8)  (62.1)  (48.8)
Effect on DPAC from unrealized losses (see Note 2)......  (38.0)  (14.6)  (13.9)
                                                         ------  ------  ------
Balance, end of year.................................... $617.4  $564.6  $483.5
                                                         ======  ======  ======

8. Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                          2002    2001    2000
                                                         ------  ------  ------
                                                             ($ in millions)
Federal income tax expense (benefit):
   Current.............................................. $(56.0) $(32.2) $(17.6)
   Deferred.............................................   47.2    33.6    25.6
                                                         ------  ------  ------
Federal income tax (benefit) expense before
  discontinued operations...............................   (8.8)    1.4     8.0
                                                         ------  ------  ------
   Discontinued operations..............................   (0.4)     --      --
                                                         ------  ------  ------
       Total............................................ $ (9.2) $  1.4  $  8.0
                                                         ======  ======  ======

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                                              2002  2001  2000
                                                             -----  ---- -----
                                                              ($ in millions)
Tax at statutory rate....................................... $(8.7) $1.4 $ 9.6
Dividends received deduction................................  (1.0)  0.0  (1.7)
Other.......................................................   0.9   0.0   0.1
                                                             -----  ---- -----
Provision for income taxes before discontinued operations... $(8.8) $1.4 $ 8.0
                                                             =====  ==== =====

   The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due pending the outcome of IRS examinations.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

8. Federal Income Taxes: (continued)


   The components of deferred tax liabilities and (assets) at December 31, 2002 and 2001 are as follows:

                                                                  2002    2001
                                                                 ------  ------
                                                                 ($ in millions)
Deferred policy acquisition costs............................... $178.0  $164.1
Accrued expenses................................................   (0.1)    1.0
Deferred compensation...........................................    0.2     0.2
Other, net......................................................   10.6     0.6
                                                                 ------  ------
   Total deferred tax liabilities...............................  188.7   165.9
                                                                 ------  ------
Policyholder and separate account liabilities...................  (80.7)  (96.8)
Real estate and mortgages.......................................   (2.2)   (0.3)
Fixed maturity securities.......................................   36.8    16.2
                                                                 ------  ------
   Total deferred tax (assets)..................................  (46.1)  (80.9)
                                                                 ------  ------
   Net deferred tax liability................................... $142.6  $ 85.0
                                                                 ======  ======

   The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

9. Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans on Real Estate

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001 the fair value of mortgage loans was $394.8 million and $138.3 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

9. Estimated Fair Value of Financial Instruments: (continued)


  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $769.9 million and $748.3 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively.

10. Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

The following table summarizes the effect of reinsurance for the years indicated:

                                                              2002    2001   2000
                                                             ------  -----  -----
                                                                ($ in millions)
Direct premiums............................................. $ 39.8  $24.4  $13.2
Reinsurance assumed.........................................   63.9   41.4   29.8
Reinsurance ceded...........................................  (14.2)  (9.5)  (5.7)
                                                             ------  -----  -----
   Net premiums............................................. $ 89.5  $56.3  $37.3
                                                             ======  =====  =====
Universal life and investment type product policy fee
  income ceded.............................................. $ 26.3  $23.1  $20.3
                                                             ======  =====  =====
Policyholders' benefits ceded............................... $ 32.2  $26.9  $19.7
                                                             ======  =====  =====
Policyholders' benefits assumed............................. $ 24.7  $14.8  $ 5.5
                                                             ======  =====  =====

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   The Company's retention limits on new business is $4.0 million for any one person for individual products, and $6.0 million for last survivor products.

11. Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a carrying value of approximately $186.8 million and $78.4 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk

   At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.1% and 1.3% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2002 are consumer goods and services of $351.3 million (22.9%), and non-government asset/mortgage backed securities of $157.6 million (10.2%). At December 31, 2001, the industries (excluding U.S. Treasury securities and obligations of

                    MONY LIFE INSURANCE COMPANY OF AMERICA

11. Securities Lending and Concentration of Credit Risk: (continued)


U.S. government agencies) that comprise 10% or more of the carrying value were consumer goods and services of $298.1 million (24.4%) and asset/mortgage backed securities of $212.9 million (17.4%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $245.1 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $155.9 million.

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2002 and 2001 are as follows:

                                                         2002          2001
                                                     ------------  ------------
                                                           ($ in millions)
Geographic Region
West................................................ $103.6  28.9% $ 43.2  32.5%
Southeast...........................................   54.8  15.3    29.6  22.3
Mountain............................................   40.4  11.3    21.5  16.2
Southwest...........................................   42.2  11.8    19.7  14.8
Midwest.............................................   43.9  12.3    13.1   9.9
Northeast...........................................   73.0  20.4     5.7   4.3
                                                     ------ -----  ------ -----
       Total........................................ $357.9 100.0% $132.8 100.0%
                                                     ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2002 are: California, $51.8 million (14.5%); New York, $46.1 million (12.9%); Washington, $43.7 million (12.2%); District of Columbia, $31.8 million (8.9%); Pennsylvania, $27.1 million (7.6%); Colorado, $18.6 million (5.2%); Texas, $17.8 million (5.0%); and Missouri, $16.7 million (4.7%).

   As of December 31, 2002 and 2001, the mortgage loan portfolio by property type is as follows:

                                                         2002          2001
                                                     ------------  ------------
                                                           ($ in millions)
Property Type
Agricultural........................................ $ 85.7  24.0% $ 72.3  54.4%
Office buildings....................................  173.2  48.3    28.9  21.8
Hotel...............................................   17.5   4.8    17.7  13.3
Industrial..........................................   37.0  10.4     9.6   7.2
Retail..............................................    7.0   2.0     0.0   0.0
Other...............................................   36.2  10.1     2.9   2.2
Apartment buildings.................................    1.3   0.4     1.4   1.1
                                                     ------ -----  ------ -----
       Total........................................ $357.9 100.0% $132.8 100.0%
                                                     ====== =====  ====== =====

12. Commitments and Contingencies:

   (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific

                    MONY LIFE INSURANCE COMPANY OF AMERICA

12. Commitments and Contingencies: (continued)


performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

   (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $0.8 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $0.4 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's results of operations.

   At December 31, 2002, the Company had commitments to issue $0.8 million fixed and floating rate commercial mortgages ranging from 4.09% to 7.68%, and $5.3 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.25% to 6.55%.

13. Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net loss reported by the Company for the years ended December 31, 2002, 2001 and 2000 was $91.9 million, $64.9 million, and $35.9 million, respectively. The statutory surplus of the Company as of December 31, 2002 and 2001 was $246.1 million and $189.4 million, respectively.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

14. Reorganization and Other Charges:

   During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $1.6 million and $20.7 million, respectively. Of these charges, $1.6 million and $6.8 million, respectively, met the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("EITF 94-3"). The 2002 reorganization charge consisted of severance and related benefits resulting from headcount reductions in MONY Life's home office and career agency system, as well as losses from abandonment of certain leased offices and equipment. The 2001 reorganization charge consisted of severance and related benefits of $7.4 million resulting from headcount reductions in MONY Life's home office and career agency system, and $7.4 million of other miscellaneous items. The balance of the charge in 2001, $5.9 million, was unrelated to the reorganization activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) write-downs of certain information technology assets, and (iii) other miscellaneous items.

   The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively:

                                                                Net Realized
2002                                                  Operating    Losses    Total
----                                                  --------- ------------ -----
                                                            ($ in millions)
Reorganization Charges (1):
Severance benefits...................................   $ 1.3       $ --     $ 1.3
Leased offices.......................................     0.3         --       0.3
                                                        -----       ----     -----
       Total -- Reorganization Charges...............   $ 1.6       $ --     $ 1.6
                                                        =====       ====     =====
----------
(1) All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by EITF 94-3.

                                                                Net Realized
2001                                                  Operating    Losses    Total
----                                                  --------- ------------ -----
                                                            ($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation
  (1)................................................   $ 7.4       $ --     $ 7.4
Leased offices (1)...................................     1.4         --       1.4
Deferred policy acquisition costs....................     3.5         --       3.5
Other................................................     2.5         --       2.5
                                                        -----       ----     -----
       Subtotal -- Reorganization Charges............    14.8         --      14.8

Other Charges:
Asset Impairments and Valuation Related
  Write-downs........................................      --        2.5       2.5
Benefits to policyholders............................     2.1         --       2.1
Information technology assets........................     1.0         --       1.0
Other................................................     0.3         --       0.3
                                                        -----       ----     -----
       Subtotal -- Other Charges.....................     3.4        2.5       5.9
                                                        -----       ----     -----
       Total -- Reorganization and Other Charges.....   $18.2       $2.5     $20.7
                                                        =====       ====     =====

----------
(1) Severance benefits aggregating $5.4 million and lease abandonment charges aggregating $1.4 million meet the definition of "restructuring charges" as defined by EITF 94-3.

   All charges referred to as Reorganization Charges included in the table above, except $3.5 million related to deferred policy acquisition costs in 2001, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

14. Reorganization and Other Charges: (continued)


   Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in Accounts Payable and Other Liabilities on the Company's consolidated statements of financial position.

                                          December 31,           Cash   December 31,
                                              2001     Charges Payments     2002
                                          ------------ ------- -------- ------------
                                                       ($ in millions)
Restructuring Charges Liability:
Severance benefits.......................     $0.0      $1.3    $(0.1)      $1.2
Other restructure charges................      1.4       0.3     (0.4)       1.3
                                              ----      ----    -----       ----
   Total Restructuring Charges Liability.     $1.4      $1.6    $(0.5)      $2.5
                                              ====      ====    =====       ====

15. Subsequent Event (Unaudited)

In March 2003, litigation relating to the disposition of a real estate asset discussed in Note 12(ii) was settled for approximately $0.2 million less than the 2002 charge. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.

                                  Appendix A

                         DEATH BENEFIT PERCENTAGE FOR
                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                         Applicable
                            Attained Age Percentage
                            ------------ ----------
                            40 and Under    150%
                            41..........    143
                            42..........    136
                            43..........    129
                            44..........    122
                            45..........    115
                            46..........    109
                            47..........    103
                            48..........     97
                            49..........     91
                            50..........     85
                            51..........     78
                            52..........     71
                            53..........     64
                            54..........     57
                            55..........     50
                            56..........     46
                            57..........     42
                            58..........     38
                            59..........     34
                            60..........     30
                            61..........     28
                            62..........     26
                            63..........     24
                            64..........     22
                            65..........     20
                            66..........     19
                            67..........     18
                            68..........     17
                            69..........     16
                            70..........     15
                            71..........     13
                            72..........     11
                            73..........     09
                            74..........     07
                            75-90.......     05
                            91..........     04
                            92..........     03
                            93..........     02
                            94..........     01
                            95..........     00

                                  Appendix B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                  SURRENDER VALUES, AND ACCUMULATED PREMIUMS


   The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds, Fund Values and Surrender Values could vary over an extended period of time.


   The Policies illustrated include the following:


                                Benefit Specified See
 Sex   Age        Smoker        Option   Amount   Page
 ---   --- -------------------- ------- --------- ----
Male   45  Preferred Non-smoker    1    $200,000   B-4
Female 45  Preferred Non-smoker    1    $200,000  B-14
Male   45  Preferred Non-smoker    2    $200,000  B-24
Female 45  Preferred Non-smoker    2    $200,000  B-34





   The tables show how Death Proceeds, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 10% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Proceeds, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 10% over a period of years but went above or below those figures during the Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.





   The amounts shown for Death Proceeds, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.


   The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 46.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of .50% of the Account Value annually beginning after the tenth Policy Anniversary.


   Since the Company is unable to predict how a particular policy owner will allocate net premiums and cash values among the available subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to an annual rate of 0.87% of the arithmetic average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the policy owner's choice of subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see "Charges and Deductions." There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.



   The effect of these investment management, operating expenses, and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.87%, on 6% it would be 5.13%, and on 10% it would be 9.13%.


   The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 10%.


   The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.


   The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow.


   THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EquityMaster
                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                             MONY Life of America
                               Declared Premiums

   This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

   This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

   Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

   The Policy's Value Upon Surrender is net of any applicable surrender charge.

   Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of 2.00% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

   Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits, if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Annual Investment Return indicated.

   The Current Charges are declared by MONY Life of America, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of MONY Life of America.

   The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the Fund Value and the Value Upon Surrender.

   A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will earn interest at an annual rate of 5.0%. This rate is determined by subtracting a margin of 0.75% from the loan rate. This margin is designed to decrease by 0.5% in Policy years 11 and later, but such decrease is not guaranteed. Hence amounts borrowed will earn interest at a rate of 5.0% for Policy years 1 though 10 and 5.5% for Policy years 11 and later. This decrease is based on current expectations as to mortality, expenses, persistency and investment income. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                          ASSUMING GUARANTEED CHARGES

                         Death Proceeds                        Fund Value                        Surrender Value
               ----------------------------------- ----------------------------------- -----------------------------------
                   Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
Policy Premium  Gross 0%    Gross 6%    Gross 10%   Gross 0%    Gross 6%    Gross 10%   Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net-0.87%) (Net 5.13%) (Net 9.13%) (Net-0.87%) (Net 5.13%) (Net 9.13%) (Net-0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    200,000     200,000     200,000      2,114       2,262        2,361        311         459          558
   2    3,088    200,000     200,000     200,000      4,124       4,550        4,845      2,050       2,476        2,771
   3    3,088    200,000     200,000     200,000      6,062       6,899        7,497      2,746       3,583        4,181
   4    3,088    200,000     200,000     200,000      7,907       9,289       10,309      4,591       5,973        6,993
   5    3,088    200,000     200,000     200,000      9,663      11,724       13,298      6,347       8,408        9,982

   6    3,088    200,000     200,000     200,000     11,331      14,207       16,480      8,346      11,223       13,496
   7    3,088    200,000     200,000     200,000     12,891      16,721       19,853     10,238      14,069       17,201
   8    3,088    200,000     200,000     200,000     14,346      19,270       23,438     12,025      16,949       21,117
   9    3,088    200,000     200,000     200,000     15,677      21,836       27,235     13,688      19,846       25,245
  10    3,088    200,000     200,000     200,000     16,887      24,422       31,268     15,229      22,764       29,610

  11    3,088    200,000     200,000     200,000     18,110      27,216       35,792     16,784      25,890       34,465
  12    3,088    200,000     200,000     200,000     19,179      30,023       40,613     18,185      29,028       39,619
  13    3,088    200,000     200,000     200,000     20,096      32,847       45,770     19,433      32,184       45,107
  14    3,088    200,000     200,000     200,000     20,840      35,674       51,286     20,508      35,342       50,954
  15    3,088    200,000     200,000     200,000     21,392      38,490       57,189     21,392      38,490       57,189

  20    3,088    200,000     200,000     200,000     20,482      51,860       93,995     20,482      51,860       93,995
  25    3,088    200,000     200,000     200,000     10,096      61,866      149,892     10,096      61,866      149,892
  30    3,088     Lapsed     200,000     258,272     Lapsed      61,979      241,376     Lapsed      61,979      241,376

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy

                           ASSUMING CURRENT CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    200,000      200,000     200,000       2,114        2,262       2,361         311          459         558
   2    3,088    200,000      200,000     200,000       4,426        4,862       5,163       2,352        2,788       3,089
   3    3,088    200,000      200,000     200,000       6,613        7,486       8,108       3,297        4,170       4,792
   4    3,088    200,000      200,000     200,000       8,657       10,114      11,187       5,341        6,798       7,871
   5    3,088    200,000      200,000     200,000      10,607       12,796      14,463       7,291        9,480      11,147

   6    3,088    200,000      200,000     200,000      12,420       15,490      17,909       9,436       12,506      14,925
   7    3,088    200,000      200,000     200,000      14,167       18,269      21,612      11,515       15,616      18,959
   8    3,088    200,000      200,000     200,000      15,850       21,137      25,596      13,529       18,815      23,275
   9    3,088    200,000      200,000     200,000      17,492       24,121      29,909      15,503       22,131      27,920
  10    3,088    200,000      200,000     200,000      19,072       27,207      34,562      17,414       25,549      32,904

  11    3,088    200,000      200,000     200,000      20,673       30,537      39,773      19,347       29,211      38,446
  12    3,088    200,000      200,000     200,000      22,096       33,885      45,319      21,101       32,891      44,325
  13    3,088    200,000      200,000     200,000      23,428       37,339      51,322      22,765       36,676      50,659
  14    3,088    200,000      200,000     200,000      24,692       40,928      57,848      24,361       40,596      57,516
  15    3,088    200,000      200,000     200,000      25,910       44,680      64,970      25,910       44,680      64,970

  20    3,088    200,000      200,000     200,000      31,374       66,437     112,078      31,374       66,437     112,078
  25    3,088    200,000      200,000     215,821      33,533       92,654     186,052      33,533       92,654     186,052
  30    3,088    200,000      200,000     321,028      28,571      123,637     300,026      28,571      123,637     300,026

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy

                          ASSUMING GUARANTEED CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    202,110      202,258     202,357       2,110       2,258        2,357         307         455          554
   2    3,088    204,103      204,528     204,821       4,103       4,528        4,821       1,497       1,922        2,215
   3    3,088    206,017      206,847     207,441       6,017       6,847        7,441       2,701       3,531        4,125
   4    3,088    207,828      209,194     210,203       7,828       9,194       10,203       4,512       5,878        6,887
   5    3,088    209,538      211,569     213,119       9,538      11,569       13,119       6,222       8,253        9,803

   6    3,088    211,150      213,973     216,203      11,150      13,973       16,203       8,165      10,989       13,219
   7    3,088    212,640      216,384     219,443      12,640      16,384       19,443       9,988      13,731       16,790
   8    3,088    214,012      218,801     222,852      14,012      18,801       22,852      11,690      16,479       20,531
   9    3,088    215,242      221,200     226,420      15,242      21,200       26,420      13,252      19,210       24,430
  10    3,088    216,334      223,581     230,158      16,334      23,581       30,158      14,676      21,923       28,500

  11    3,088    217,416      226,116     234,299      17,416      26,116       34,299      16,090      24,789       32,973
  12    3,088    218,320      228,602     238,630      18,320      28,602       38,630      17,325      27,607       37,636
  13    3,088    219,046      231,037     243,170      19,046      31,037       43,170      18,383      30,374       42,507
  14    3,088    219,574      233,393     247,910      19,574      33,393       47,910      19,242      33,062       47,578
  15    3,088    219,880      235,643     252,844      19,880      35,643       52,844      19,880      35,643       52,844

  20    3,088    217,294      244,116     280,040      17,294      44,116       80,040      17,294      44,116       80,040
  25    3,088    204,838      243,359     309,000       4,838      43,359      109,000       4,838      43,359      109,000
  30    3,088     Lapsed      222,531     331,499      Lapsed      22,531      131,499      Lapsed      22,531      131,499

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                          ASSUMING GUARANTEED CHARGES

                         Death Proceeds                        Fund Value                        Surrender Value
               ----------------------------------- ----------------------------------- -----------------------------------
                   Annual Investment Return of         Annual Investment Return of         Annual Investment Return of
Policy Premium  Gross 0%    Gross 6%    Gross 10%   Gross 0%    Gross 6%    Gross 10%   Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net-0.87%) (Net 5.13%) (Net 9.13%) (Net-0.87%) (Net 5.13%) (Net 9.13%) (Net-0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    200,000     200,000     200,000      2,114       2,262        2,361        311         459          558
   2    3,088    200,000     200,000     200,000      4,124       4,550        4,845      2,050       2,476        2,771
   3    3,088    200,000     200,000     200,000      6,062       6,899        7,497      2,746       3,583        4,181
   4    3,088    200,000     200,000     200,000      7,907       9,289       10,309      4,591       5,973        6,993
   5    3,088    200,000     200,000     200,000      9,663      11,724       13,298      6,347       8,408        9,982

   6    3,088    200,000     200,000     200,000     11,331      14,207       16,480      8,346      11,223       13,496
   7    3,088    200,000     200,000     200,000     12,891      16,721       19,853     10,238      14,069       17,201
   8    3,088    200,000     200,000     200,000     14,346      19,270       23,438     12,025      16,949       21,117
   9    3,088    200,000     200,000     200,000     15,677      21,836       27,235     13,688      19,846       25,245
  10    3,088    200,000     200,000     200,000     16,887      24,422       31,268     15,229      22,764       29,610

  11    3,088    200,000     200,000     200,000     18,110      27,216       35,792     16,784      25,890       34,465
  12    3,088    200,000     200,000     200,000     19,179      30,023       40,613     18,185      29,028       39,619
  13    3,088    200,000     200,000     200,000     20,096      32,847       45,770     19,433      32,184       45,107
  14    3,088    200,000     200,000     200,000     20,840      35,674       51,286     20,508      35,342       50,954
  15    3,088    200,000     200,000     200,000     21,392      38,490       57,189     21,392      38,490       57,189

  20    3,088    200,000     200,000     200,000     20,482      51,860       93,995     20,482      51,860       93,995
  25    3,088    200,000     200,000     200,000     10,096      61,866      149,892     10,096      61,866      149,892
  30    3,088     Lapsed     200,000     258,272     Lapsed      61,979      241,376     Lapsed      61,979      241,376

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                           ASSUMING CURRENT CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    200,000      200,000     200,000       2,114        2,262       2,361         311          459         558
   2    3,088    200,000      200,000     200,000       4,426        4,862       5,163       2,352        2,788       3,089
   3    3,088    200,000      200,000     200,000       6,613        7,486       8,108       3,297        4,170       4,792
   4    3,088    200,000      200,000     200,000       8,657       10,114      11,187       5,341        6,798       7,871
   5    3,088    200,000      200,000     200,000      10,607       12,796      14,463       7,291        9,480      11,147

   6    3,088    200,000      200,000     200,000      12,420       15,490      17,909       9,436       12,506      14,925
   7    3,088    200,000      200,000     200,000      14,167       18,269      21,612      11,515       15,616      18,959
   8    3,088    200,000      200,000     200,000      15,850       21,137      25,596      13,529       18,815      23,275
   9    3,088    200,000      200,000     200,000      17,492       24,121      29,909      15,503       22,131      27,920
  10    3,088    200,000      200,000     200,000      19,072       27,207      34,562      17,414       25,549      32,904

  11    3,088    200,000      200,000     200,000      20,673       30,537      39,773      19,347       29,211      38,446
  12    3,088    200,000      200,000     200,000      22,096       33,885      45,319      21,101       32,891      44,325
  13    3,088    200,000      200,000     200,000      23,428       37,339      51,322      22,765       36,676      50,659
  14    3,088    200,000      200,000     200,000      24,692       40,928      57,848      24,361       40,596      57,516
  15    3,088    200,000      200,000     200,000      25,910       44,680      64,970      25,910       44,680      64,970

  20    3,088    200,000      200,000     200,000      31,374       66,437     112,078      31,374       66,437     112,078
  25    3,088    200,000      200,000     215,821      33,533       92,654     186,052      33,533       92,654     186,052
  30    3,088    200,000      200,000     321,028      28,571      123,637     300,026      28,571      123,637     300,026

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                          ASSUMING GUARANTEED CHARGES


                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    202,110      202,258     202,357       2,110       2,258        2,357         307         455          554
   2    3,088    204,103      204,528     204,821       4,103       4,528        4,821       1,497       1,922        2,215
   3    3,088    206,017      206,847     207,441       6,017       6,847        7,441       2,701       3,531        4,125
   4    3,088    207,828      209,194     210,203       7,828       9,194       10,203       4,512       5,878        6,887
   5    3,088    209,538      211,569     213,119       9,538      11,569       13,119       6,222       8,253        9,803

   6    3,088    211,150      213,973     216,203      11,150      13,973       16,203       8,165      10,989       13,219
   7    3,088    212,640      216,384     219,443      12,640      16,384       19,443       9,988      13,731       16,790
   8    3,088    214,012      218,801     222,852      14,012      18,801       22,852      11,690      16,479       20,531
   9    3,088    215,242      221,200     226,420      15,242      21,200       26,420      13,252      19,210       24,430
  10    3,088    216,334      223,581     230,158      16,334      23,581       30,158      14,676      21,923       28,500

  11    3,088    217,416      226,116     234,299      17,416      26,116       34,299      16,090      24,789       32,973
  12    3,088    218,320      228,602     238,630      18,320      28,602       38,630      17,325      27,607       37,636
  13    3,088    219,046      231,037     243,170      19,046      31,037       43,170      18,383      30,374       42,507
  14    3,088    219,574      233,393     247,910      19,574      33,393       47,910      19,242      33,062       47,578
  15    3,088    219,880      235,643     252,844      19,880      35,643       52,844      19,880      35,643       52,844

  20    3,088    217,294      244,116     280,040      17,294      44,116       80,040      17,294      44,116       80,040
  25    3,088    204,838      243,359     309,000       4,838      43,359      109,000       4,838      43,359      109,000
  30    3,088     Lapsed      222,531     331,499      Lapsed      22,531      131,499      Lapsed      22,531      131,499


This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 2 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy

                           ASSUMING CURRENT CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    3,088    202,110      202,258     202,357       2,110       2,258        2,357         307         455          554
   2    3,088    204,412      204,847     205,147       4,412       4,847        5,147       1,807       2,241        2,541
   3    3,088    206,582      207,451     208,069       6,582       7,451        8,069       3,266       4,135        4,753
   4    3,088    208,599      210,045     211,109       8,599      10,045       11,109       5,283       6,729        7,793
   5    3,088    210,511      212,677     214,327      10,511      12,677       14,327       7,195       9,361       11,011

   6    3,088    212,273      215,302     217,687      12,273      15,302       17,687       9,289      12,317       14,702
   7    3,088    213,960      217,991     221,276      13,960      17,991       21,276      11,307      15,338       18,623
   8    3,088    215,572      220,748     225,113      15,572      20,748       25,113      13,250      18,427       22,792
   9    3,088    217,134      223,600     229,244      17,134      23,600       29,244      15,144      21,611       27,255
  10    3,088    218,623      226,527     233,669      18,623      26,527       33,669      16,965      24,869       32,011

  11    3,088    220,109      229,649     238,573      20,109      29,649       38,573      18,783      28,323       37,247
  12    3,088    221,388      232,726     243,710      21,388      32,726       43,710      20,394      31,732       42,716
  13    3,088    222,558      235,855     249,202      22,558      35,855       49,202      21,894      35,191       48,539
  14    3,088    223,642      239,061     255,105      23,642      39,061       55,105      23,311      38,729       54,774
  15    3,088    224,667      242,374     261,481      24,667      42,374       61,481      24,667      42,374       61,481

  20    3,088    228,952      260,842     302,215      28,952      60,842      102,215      28,952      60,842      102,215
  25    3,088    229,116      279,811     359,607      29,116      79,811      159,607      29,116      79,811      159,607
  30    3,088    220,968      294,343     436,905      20,968      94,343      236,905      20,968      94,343      236,905

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $3,088.00 . GPT

Initial Premium: $3,088.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                          ASSUMING GUARANTEED CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    2,578    200,000      200,000     200,000       1,695       1,817        1,897          25         146          227
   2    2,578    200,000      200,000     200,000       3,313       3,661        3,901       1,415       1,763        2,003
   3    2,578    200,000      200,000     200,000       4,886       5,567        6,053       1,953       2,634        3,120
   4    2,578    200,000      200,000     200,000       6,394       7,516        8,345       3,460       4,582        5,411
   5    2,578    200,000      200,000     200,000       7,814       9,486       10,764       4,880       6,553        7,831

   6    2,578    200,000      200,000     200,000       9,171      11,504       13,348       6,531       8,864       10,708
   7    2,578    200,000      200,000     200,000      10,444      13,550       16,090       8,098      11,203       13,743
   8    2,578    200,000      200,000     200,000      11,636      15,626       19,004       9,582      13,573       16,951
   9    2,578    200,000      200,000     200,000      12,747      17,736       22,110      10,987      15,976       20,350
  10    2,578    200,000      200,000     200,000      13,780      19,883       25,425      12,313      18,416       23,958

  11    2,578    200,000      200,000     200,000      14,842      22,216       29,155      13,669      21,043       27,981
  12    2,578    200,000      200,000     200,000      15,811      24,591       33,155      14,931      23,711       32,275
  13    2,578    200,000      200,000     200,000      16,688      27,013       37,456      16,101      26,427       36,869
  14    2,578    200,000      200,000     200,000      17,475      29,487       42,091      17,181      29,193       41,798
  15    2,578    200,000      200,000     200,000      18,172      32,017       47,097      18,172      32,017       47,097

  20    2,578    200,000      200,000     200,000      19,679      45,109       78,754      19,679      45,109       78,754
  25    2,578    200,000      200,000     200,000      15,791      57,579      126,119      15,791      57,579      126,119
  30    2,578    200,000      200,000     216,241       1,951      66,666      202,094       1,951      66,666      202,094

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $2,578.00 . GPT

Initial Premium: $2,578.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy

                           ASSUMING CURRENT CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    2,578    200,000      200,000     200,000       1,695        1,817       1,897          25          146         227
   2    2,578    200,000      200,000     200,000       3,640        3,998       4,245       1,742        2,100       2,347
   3    2,578    200,000      200,000     200,000       5,510        6,230       6,743       2,577        3,296       3,809
   4    2,578    200,000      200,000     200,000       7,239        8,445       9,334       4,305        5,512       6,400
   5    2,578    200,000      200,000     200,000       8,876       10,693      12,076       5,942        7,760       9,142

   6    2,578    200,000      200,000     200,000      10,288       12,838      14,845       7,648       10,198      12,205
   7    2,578    200,000      200,000     200,000      11,638       15,039      17,810       9,291       12,692      15,463
   8    2,578    200,000      200,000     200,000      12,949       17,322      21,012      10,896       15,269      18,958
   9    2,578    200,000      200,000     200,000      14,223       19,693      24,473      12,463       17,933      22,712
  10    2,578    200,000      200,000     200,000      15,438       22,133      28,194      13,971       20,667      26,727

  11    2,578    200,000      200,000     200,000      16,666       24,764      32,357      15,493       23,590      31,184
  12    2,578    200,000      200,000     200,000      17,822       27,473      36,851      16,942       26,593      35,971
  13    2,578    200,000      200,000     200,000      18,928       30,287      41,729      18,341       29,700      41,143
  14    2,578    200,000      200,000     200,000      19,921       33,152      46,973      19,628       32,859      46,680
  15    2,578    200,000      200,000     200,000      20,888       36,156      52,699      20,888       36,156      52,699

  20    2,578    200,000      200,000     200,000      25,861       54,126      90,950      25,861       54,126      90,950
  25    2,578    200,000      200,000     200,000      28,652       75,866     150,248      28,652       75,866     150,248
  30    2,578    200,000      200,000     260,384      27,755      101,995     243,350      27,755      101,995     243,350

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 1 . TP: $2,578.00 . GPT

Initial Premium: $2,578.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy


                          ASSUMING GUARANTEED CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    2,578    201,692      201,813     201,894       1,692       1,813        1,894          22         143          224
   2    2,578    203,298      203,644     203,883       3,298       3,644        3,883         958       1,304        1,543
   3    2,578    204,854      205,530     206,013       4,854       5,530        6,013       1,921       2,596        3,079
   4    2,578    206,337      207,449     208,269       6,337       7,449        8,269       3,404       4,515        5,336
   5    2,578    207,726      209,377     210,638       7,726       9,377       10,638       4,792       6,443        7,704

   6    2,578    209,044      211,340     213,154       9,044      11,340       13,154       6,404       8,700       10,513
   7    2,578    210,269      213,314     215,803      10,269      13,314       15,803       7,923      10,967       13,456
   8    2,578    211,404      215,301     218,598      11,404      15,301       18,598       9,350      13,247       16,544
   9    2,578    212,449      217,300     221,550      12,449      17,300       21,550      10,689      15,540       19,789
  10    2,578    213,405      219,312     224,672      13,405      19,312       24,672      11,938      17,846       23,205

  11    2,578    214,377      221,478     228,152      14,377      21,478       28,152      13,203      20,304       26,979
  12    2,578    215,242      223,650     231,841      15,242      23,650       31,841      14,362      22,770       30,961
  13    2,578    216,002      225,830     235,755      16,002      25,830       35,755      15,415      25,243       35,169
  14    2,578    216,658      228,017     239,916      16,658      28,017       39,916      16,365      27,724       39,623
  15    2,578    217,212      230,212     244,345      17,212      30,212       44,345      17,212      30,212       44,345

  20    2,578    217,744      240,528     270,580      17,744      40,528       70,580      17,744      40,528       70,580
  25    2,578    212,398      246,878     303,297      12,398      46,878      103,297      12,398      46,878      103,297
  30    2,578     Lapsed      243,484     340,800      Lapsed      43,484      140,800      Lapsed      43,484      140,800

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 2 . TP: $2,578.00 . GPT

Initial Premium: $2,578.00 . Premium Mode: Annual . Riders: None

                                  [LOGO] MONY

                          LIFE INSURANCE ILLUSTRATION

                              MONY Equity Master
               Flexible Premium Variable Life to Maturity Policy

                           ASSUMING CURRENT CHARGES

                          Death Proceeds                         Fund Value                        Surrender Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%    Gross 0%    Gross 6%    Gross 10%
 Year  Outlay  (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%) (Net -0.87%) (Net 5.13%) (Net 9.13%)
   1    2,578    201,692      201,813     201,894       1,692       1,813        1,894          22         143          224
   2    2,578    203,631      203,988     204,234       3,631       3,988        4,234       1,291       1,647        1,894
   3    2,578    205,491      206,208     206,719       5,491       6,208        6,719       2,558       3,275        3,785
   4    2,578    207,202      208,402     209,285       7,202       8,402        9,285       4,269       5,468        6,351
   5    2,578    208,814      210,617     211,988       8,814      10,617       11,988       5,881       7,683        9,055

   6    2,578    210,186      212,707     214,692      10,186      12,707       14,692       7,546      10,067       12,051
   7    2,578    211,489      214,840     217,569      11,489      14,840       17,569       9,142      12,493       15,222
   8    2,578    212,746      217,040     220,661      12,746      17,040       20,661      10,693      14,986       18,608
   9    2,578    213,960      219,311     223,985      13,960      19,311       23,985      12,199      17,551       22,225
  10    2,578    215,106      221,632     227,535      15,106      21,632       27,535      13,639      20,165       26,069

  11    2,578    216,249      224,107     231,471      16,249      24,107       31,471      15,076      22,934       30,297
  12    2,578    217,308      226,629     235,679      17,308      26,629       35,679      16,428      25,749       34,799
  13    2,578    218,308      229,225     240,210      18,308      29,225       40,210      17,721      28,638       39,624
  14    2,578    219,177      231,824     245,017      19,177      31,824       45,017      18,883      31,530       44,724
  15    2,578    220,012      234,524     250,224      20,012      34,524       50,224      20,012      34,524       50,224

  20    2,578    224,277      250,439     284,424      24,277      50,439       84,424      24,277      50,439       84,424
  25    2,578    225,892      267,861     333,683      25,892      67,861      133,683      25,892      67,861      133,683
  30    2,578    223,208      285,126     403,690      23,208      85,126      203,690      23,208      85,126      203,690

This is an illustration, not a policy.

Borrowed funds are credited at 5.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Surrender Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option 2 . TP: $2,578.00 . GPT

Initial Premium: $2,578.00 . Premium Mode: Annual . Riders: None

                                  Appendix C

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
              Benefit Rider with Ten Year/Age 75 Guarantee Period

                                                Monthly Guarantee
                                                     Premium
                                                -----------------
              Specified Amount = $200.00
              Male age 45 Preferred Nonsmoker
                Death Benefit Option 1.........      $257.33
              Female age 45 Preferred Nonsmoker
                Death Benefit Option 1.........      $214.83
              Male age 45 Standard Smoker
                Death Benefit Option 1.........      $346.83
              Male age 45 Preferred Nonsmoker
                Death Benefit Option 2.........      $257.33
              Male age 35 Preferred Nonsmoker
                Death Benefit Option 1.........      $137.17
              Male age 55 Preferred Nonsmoker
                Death Benefit Option 1.........      $417.50

                                  Appendix D

                        GUARANTEED DEATH BENEFIT RIDER
                Monthly Guarantee Premium for Guaranteed Death
                 Benefit Rider with Lifetime Guarantee Period

                                                Monthly Guarantee
                                                     Premium
                                                -----------------
              Specified Amount = $200,000
              Male age 45 Preferred Nonsmoker
                Death Benefit Option 1.........      $295.19
              Female age 45 Preferred Nonsmoker
                Death Benefit Option 1.........       247.16
              Male age 45 Standard Smoker
                Death Benefit Option 1.........       398.48
              Male age 45 Preferred Nonsmoker
                Death Benefit Option 2.........       295.19
              Male age 35 Preferred Nonsmoker
                Death Benefit Option 1.........       182.22
              Male age 55 Preferred Nonsmoker
                Death Benefit Option 1.........       502.22

                                    PART II

                  (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS


   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


Rule 484 Undertaking


   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:


      SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

      SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representations Relating to Section 26 of the Investment Company Act of 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

Contents of Registration Statement

   This Registration Statement comprises the following papers and documents:

      The Facing Sheet.




      The Prospectus consisting of 480 pages.

      The undertaking to file reports.


      The signatures.

   Written consents of the following persons:


      a. Arthur D. Woods, Esq.


      b. Robert Levy, Esq.


      c. Evelyn L. Peos


      d. PricewaterhouseCoopers LLP, Independent Accountants





   The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:



     1.


       A.



       (1)Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L (1)


       (2)Not applicable.


       (3) (a)Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp. (1)



           (b)Proposed specimen agreement between MONY Securities Corp. and registered representatives (1)



           (c)Commission schedule (with Commission Contract) (2)


       (4)Not applicable.


       (5)Form of policy (3)



       (6)Articles of Incorporation and By-Laws of MONY Life Insurance Company of America (1)


       (7)Not applicable.


       (8) (a)Form of agreement to purchase shares (2)





           (b)Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (1)



           (c)Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company
              (4)





           (d)Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
              Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company (5)



              (i)Amended Participation Agreement among the Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company
                 (1)



           (e)Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America (5)


           (f)Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America (5)




       (9)Not applicable.

     (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy (2)



 (11) Codeof Ethics for Operation of MONY Life Insurance Company and its Subsidiaries (6)





   2.   (a) Opinion and consent of Arthur D. Woods, Esq. (9)



      (b) Opinion and consent of Robert Levy, Esq. (9)


   3. Not applicable.

   4. Not applicable.


   5. Opinion and consent of Evelyn L. Peos, FSA (9)



   6. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L and of MONY Life Insurance Company of America (9)



   7.   (a) Power of Attorney for Michael I. Roth (7)



      (b) Power of Attorney for Samuel J. Foti (7)



      (c) Power of Attorney for Kenneth M. Levine (7)



      (d) Power of Attorney for Richard Daddario (7)



      (e) Power of Attorney for Michael Slipowitz (7)



      (f) Power of Attorney for Margaret G. Gale (7)



      (g) Power of Attorney for Steven G. Orluck (7)



      (h) Power of Attorney for Evelyn L. Peos (7)





      (j) Power of Attorney for Sam Chiodo (7)



      (k) Power of Attorney for William D. Goodwin (7)



      (l) Power of Attorney for Richard E. Connors (8)



      (m) Power of Attorney for David S. Waldman (7)



      (n) Power of Attorney for David V. Weigel (7)



      (o) Power of Attorney for Arnold B. Brousell (1)



                                Exhibit Insert



(1)Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.



(2)Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 33-82570) filed on January 6, 1995.



(3)Incorporated herein by reference to the registration statement on Form S-6 (File No. 33-82570) filed on August 8, 1994.



(4)Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.



(5)Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.



(6)Incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 21, 2002.



(7)Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.



(8)Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.



(9)Filed herewith.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY America Variable Account L and MONY Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and have duly caused Post-Effective Amendment No. 14 to this Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 29th day of April, 2003.



                                              MONY AMERICA VARIABLE ACCOUNT L
                                              (Registrant)

                                              By:               *
                                                  -----------------------------
                                                  Michael I. Roth, Director,
                                                  Chairman of the Board, and
                                                  Chief Executive Officer of
                                                  MONY Life Insurance Company
                                                  of America



                                              MONY LIFE INSURANCE COMPANY OF
                                                AMERICA
                                              (Depositor)

                                              By:               *
                                                  -----------------------------
                                                  Michael I. Roth, Director,
                                                  Chairman of the Board, and
                                                  Chief Executive Officer



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29th, 2003.



     Signatures                                   Title
     ----------                                   -----

          *              Director, Chairman of the Board and Chief Executive
---------------------    Officer
   Michael I. Roth       (Principal Executive Officer)

          *              Director, President, and Chief Operating Officer
---------------------
   Samuel J. Foti

          *              Director and Executive Vice President
---------------------
   Kenneth M. Levine

          *              Director, Vice President and Controller
---------------------
   Richard Daddario

          *              Vice President, Controller and Chief Accounting Officer
---------------------
   Arnold B. Brousell

          *              Director and Vice President
---------------------
   Michael Slipowitz

          *              Director and Vice President
---------------------
   Margaret G. Gale

          *              Director and Vice President
---------------------
   Steven G. Orluck

                  Signatures                                 Title
                  ----------                                 -----

                      *                           Director and Vice President
   ----------------------------------
      Evelyn L. Peos

                      *                           Director and Vice President
   ----------------------------------
      Richard E. Connors

      /s/ David S. Waldman                        Secretary
   ----------------------------------
      David S. Waldman

   *By: /s/ David S. Waldman
   ----------------------------------
         David S. Waldman, Attorney-in-Fact
         Pursuant to Power of Attorney

                                 EXHIBIT INDEX




 2.(a)Opinion and consent of Arthur D. Woods, Esq.


 2.(b)Opinion and consent of Robert Levy, Esq.


  5.  Opinion and consent of Evelyn L. Peos, FSA


  6.  Consent of PricewaterhouseCoopers LLP